Schedule of Portfolio Investments
March 31, 2025
Victory Portfolios II
Victory US 500 Enhanced Volatility Wtd Index Fund

(Unaudited)
Security Description Shares . Value
Common Stocks (99.2%)
Communication Services (3.4%):
Alphabet, Inc. , Class A ................................................... 274 $ 42,371
AT&T, Inc. ........................................................... 2,285 64,620
Charter Communications, Inc. , Class A (a) ..................................... 92 33,905
Comcast Corp. , Class A .................................................. 1,342 49,520
Electronic Arts, Inc. ..................................................... 354 51,160
Fox Corp. , Class A ...................................................... 1,105 62,543
Live Nation Entertainment, Inc. (a) ........................................... 382 49,882
Meta Platforms, Inc. , Class A .............................................. 68 39,192
Netflix, Inc. (a) ......................................................... 47 43,829
News Corp. , Class A ..................................................... 2,258 61,463
Omnicom Group, Inc. .................................................... 647 53,643
Pinterest, Inc. , Class A (a) ................................................. 789 24,459
The Trade Desk, Inc. , Class A (a) ............................................ 335 18,331
The Walt Disney Co. .................................................... 550 54,285
T-Mobile US, Inc. ...................................................... 214 57,076
Verizon Communications, Inc. .............................................. 1,505 68,267
Warner Music Group Corp. , Class A ......................................... 1,573 49,313
823,859
Consumer Discretionary (8.9%):
Airbnb, Inc. , Class A (a) .................................................. 245 29,268
Amazon.com, Inc. (a) .................................................... 211 40,145
Aptiv PLC (a) .......................................................... 544 32,368
AutoZone, Inc. (a) ....................................................... 19 72,443
Best Buy Co., Inc. ...................................................... 472 34,744
Booking Holdings, Inc. ................................................... 10 46,069
Burlington Stores, Inc. (a) ................................................. 184 43,853
CarMax, Inc. (a) ........................................................ 516 40,207
Carvana Co. (a) ......................................................... 90 18,817
Chewy, Inc. , Class A (a) .................................................. 702 22,822
Chipotle Mexican Grill, Inc. (a) ............................................. 740 37,155
Coupang, Inc. (a) ....................................................... 1,621 35,548
D.R. Horton, Inc. ....................................................... 308 39,156
Darden Restaurants, Inc. .................................................. 213 44,253
Deckers Outdoor Corp. (a) ................................................. 218 24,375
Dick's Sporting Goods, Inc. ................................................ 166 33,459
Domino's Pizza, Inc. ..................................................... 88 40,432
DoorDash, Inc. , Class A (a) ................................................ 215 39,295
Duolingo, Inc. (a) ....................................................... 83 25,775
Dutch Bros, Inc. , Class A (a) ............................................... 249 15,373
eBay, Inc. ............................................................ 722 48,901
Expedia Group, Inc. ..................................................... 176 29,586
Ford Motor Credit Co. LLC ............................................... 3,686 36,971
Garmin Ltd. ........................................................... 151 32,787
General Motors Co. ..................................................... 739 34,755
Genuine Parts Co. ...................................................... 312 37,172
Hilton Worldwide Holdings, Inc. ............................................ 250 56,887
Hyatt Hotels Corp. , Class A ................................................ 307 37,607
Las Vegas Sands Corp. ................................................... 896 34,612
Lennar Corp. , Class A .................................................... 350 40,173
Lowe's Cos., Inc. ....................................................... 231 53,876
Marriott International, Inc. , Class A .......................................... 206 49,069
McDonald's Corp. ...................................................... 232 72,470
NIKE, Inc. , Class B ..................................................... 448 28,439
NVR, Inc. (a) .......................................................... 7 50,711
O'Reilly Automotive, Inc. (a) ............................................... 50 71,629
Pool Corp. ............................................................ 124 39,475
PulteGroup, Inc. ........................................................ 392 40,298
Ralph Lauren Corp. ..................................................... 152 33,552
Ross Stores, Inc. ....................................................... 440 56,228
Royal Caribbean Cruises Ltd. .............................................. 138 28,351
Service Corp. International ................................................ 690 55,338
Somnigroup International, Inc. ............................................. 640 38,323

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Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
Starbucks Corp. ........................................................ 293 $ 28,740
Tapestry, Inc. .......................................................... 394 27,741
Tesla, Inc. (a) .......................................................... 66 17,104
Texas Roadhouse, Inc. ................................................... 290 48,323
The Home Depot, Inc. ................................................... 158 57,905
The TJX Cos., Inc. ...................................................... 647 78,805
Tractor Supply Co. ...................................................... 889 48,984
Ulta Beauty, Inc. (a) ..................................................... 103 37,754
Williams-Sonoma, Inc. ................................................... 129 20,395
Yum! Brands, Inc. ...................................................... 408 64,203
2,152,721
Consumer Staples (9.0%):
Altria Group, Inc. ....................................................... 1,225 73,525
Archer-Daniels-Midland Co. ............................................... 1,179 56,604
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 497 56,708
Brown-Forman Corp. , Class B ............................................. 1,429 48,500
Casey's General Stores, Inc. ............................................... 102 44,272
Church & Dwight Co., Inc. ................................................ 629 69,247
Coca-Cola Consolidated, Inc. .............................................. 32 43,200
Colgate-Palmolive Co. ................................................... 787 73,742
Conagra Brands, Inc. .................................................... 2,223 59,287
Constellation Brands, Inc. , Class A .......................................... 248 45,513
Costco Wholesale Corp. .................................................. 66 62,421
Dollar General Corp. .................................................... 379 33,325
General Mills, Inc. ...................................................... 1,080 64,573
Hormel Foods Corp. ..................................................... 2,236 69,182
Kenvue, Inc. .......................................................... 2,006 48,104
Keurig Dr. Pepper, Inc. ................................................... 2,121 72,581
Kimberly-Clark Corp. .................................................... 519 73,812
McCormick & Co., Inc. .................................................. 804 66,177
Molson Coors Beverage Co. , Class B ......................................... 827 50,339
Mondelez International, Inc. , Class A ......................................... 1,022 69,343
Monster Beverage Corp. (a) ................................................ 916 53,604
PepsiCo, Inc. .......................................................... 481 72,121
Performance Food Group Co. (a) ............................................ 606 47,650
Philip Morris International, Inc. ............................................. 337 53,492
Sprouts Farmers Market, Inc. (a) ............................................ 226 34,497
Sysco Corp. ........................................................... 863 64,760
Target Corp. .......................................................... 274 28,595
The Campbell's Company ................................................. 1,438 57,405
The Clorox Co. ........................................................ 401 59,047
The Coca-Cola Co. ...................................................... 1,186 84,941
The Hershey Co. ....................................................... 284 48,573
The Kraft Heinz Co. ..................................................... 2,105 64,055
The Kroger Co. ........................................................ 920 62,275
The Procter & Gamble Co. ................................................ 427 72,769
Tyson Foods, Inc. , Class A ................................................ 1,022 65,214
U.S. Foods Holding Corp. (a) ............................................... 850 55,641
Walmart, Inc. .......................................................... 660 57,941
2,163,035
Energy (4.8%):
Antero Resources Corp. (a) ................................................ 888 35,911
Baker Hughes Co. ...................................................... 983 43,203
Cheniere Energy, Inc. .................................................... 224 51,834
Chevron Corp. ......................................................... 412 68,924
ConocoPhillips ........................................................ 545 57,236
Coterra Energy, Inc. ..................................................... 1,900 54,910
Devon Energy Corp. ..................................................... 1,221 45,665
Diamondback Energy, Inc. ................................................ 279 44,607
EOG Resources, Inc. .................................................... 451 57,836
EQT Corp. ............................................................ 774 41,355
Exxon Mobil Corp. ..................................................... 584 69,455
Halliburton Co. ........................................................ 1,671 42,393

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Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
Kinder Morgan, Inc. ..................................................... 2,021 $ 57,659
Marathon Petroleum Corp. ................................................ 286 41,667
Occidental Petroleum Corp. ............................................... 1,103 54,444
ONEOK, Inc. .......................................................... 536 53,182
Ovintiv, Inc. .......................................................... 909 38,905
Permian Resources Corp. ................................................. 2,980 41,273
Phillips 66 Co. ......................................................... 373 46,058
Schlumberger NV ...................................................... 1,099 45,938
Targa Resources Corp. ................................................... 233 46,710
Texas Pacific Land Corp. ................................................. 20 26,500
The Williams Cos., Inc. .................................................. 911 54,441
Valero Energy Corp. ..................................................... 319 42,130
1,162,236
Financials (18.8%):
Aflac, Inc. ............................................................ 599 66,603
Ally Financial, Inc. ...................................................... 993 36,215
American Express Co. ................................................... 174 46,815
American International Group, Inc. .......................................... 708 61,554
Ameriprise Financial, Inc. ................................................. 101 48,895
Aon PLC , Class A ...................................................... 175 69,841
Apollo Global Management, Inc. ............................................ 255 34,920
Arch Capital Group Ltd. .................................................. 569 54,726
Ares Management Corp. , Class A ........................................... 265 38,852
Arthur J. Gallagher & Co. ................................................. 209 72,155
Bank of America Corp. ................................................... 1,210 50,493
Berkshire Hathaway, Inc. , Class B (a) ......................................... 154 82,017
Blackrock, Inc. ........................................................ 66 62,468
Blackstone, Inc. ........................................................ 281 39,278
Block, Inc. (a) .......................................................... 419 22,764
Blue Owl Capital, Inc. ................................................... 1,691 33,888
Brown & Brown, Inc. .................................................... 609 75,760
Capital One Financial Corp. ............................................... 193 34,605
Cboe Global Markets, Inc. ................................................ 289 65,398
Chubb Ltd. ........................................................... 252 76,101
Cincinnati Financial Corp. ................................................ 388 57,315
Citigroup, Inc. ......................................................... 555 39,399
Citizens Financial Group, Inc. .............................................. 925 37,897
CME Group, Inc. ....................................................... 322 85,423
Coinbase Global, Inc. , Class A (a) ........................................... 71 12,228
Corebridge Financial, Inc. ................................................. 1,227 38,736
East West Bancorp, Inc. .................................................. 457 41,020
Equitable Holdings, Inc. .................................................. 792 41,255
Erie Indemnity Co. , Class A ............................................... 102 42,743
Everest Group Ltd. ...................................................... 149 54,136
FactSet Research Systems, Inc. ............................................. 148 67,287
Fidelity National Financial, Inc. ............................................ 971 63,193
Fidelity National Information Services, Inc. .................................... 815 60,864
Fifth Third Bancorp ..................................................... 1,274 49,941
First Citizens Bancshares, Inc. , Class A ....................................... 17 31,520
Fiserv, Inc. (a) .......................................................... 279 61,612
Global Payments, Inc. .................................................... 428 41,910
Houlihan Lokey, Inc. .................................................... 289 46,673
Huntington Bancshares, Inc. ............................................... 2,873 43,124
Interactive Brokers Group, Inc. ............................................. 189 31,296
Intercontinental Exchange, Inc. ............................................. 453 78,142
Jack Henry & Associates, Inc. .............................................. 452 82,535
Jefferies Financial Group, Inc. .............................................. 622 33,321
JPMorgan Chase & Co. .................................................. 196 48,079
KKR & Co., Inc. ....................................................... 288 33,296
Loews Corp. .......................................................... 814 74,815
LPL Financial Holdings, Inc. ............................................... 99 32,387
M&T Bank Corp. ....................................................... 253 45,224
Markel Group, Inc. (a) .................................................... 30 56,088
Marsh & McLennan Cos., Inc. ............................................. 393 95,904

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
Mastercard, Inc. , Class A ................................................. 134 $ 73,448
MetLife, Inc. .......................................................... 659 52,911
Moody's Corp. ......................................................... 130 60,540
Morgan Stanley ........................................................ 344 40,134
Morningstar, Inc. ....................................................... 206 61,773
MSCI, Inc. ........................................................... 102 57,681
Nasdaq, Inc. .......................................................... 850 64,481
Northern Trust Corp. .................................................... 506 49,917
PayPal Holdings, Inc. (a) .................................................. 525 34,256
Principal Financial Group, Inc. ............................................. 642 54,166
Prudential Financial, Inc. ................................................. 460 51,373
Raymond James Financial, Inc. ............................................. 316 43,896
Regions Financial Corp. .................................................. 2,078 45,155
Reinsurance Group of America, Inc. ......................................... 233 45,878
RenaissanceRe Holdings Ltd. .............................................. 200 48,000
Robinhood Markets, Inc. , Class A (a) ......................................... 391 16,273
Rocket Cos., Inc. , Class A (b) ............................................... 1,950 23,536
Ryan Specialty Holdings, Inc. .............................................. 655 48,385
S&P Global, Inc. ....................................................... 147 74,691
SoFi Technologies, Inc. (a) ................................................. 1,675 19,480
State Street Corp. ....................................................... 577 51,659
Synchrony Financial ..................................................... 560 29,646
T. Rowe Price Group, Inc. ................................................. 547 50,253
The Allstate Corp. ...................................................... 273 56,530
The Bank of New York Mellon Corp. ......................................... 722 60,554
The Carlyle Group, Inc. .................................................. 737 32,126
The Charles Schwab Corp. ................................................ 596 46,655
The Goldman Sachs Group, Inc. ............................................ 73 39,879
The Hartford Insurance Group, Inc. .......................................... 511 63,226
The PNC Financial Services Group, Inc. ...................................... 294 51,676
The Progressive Corp. ................................................... 211 59,715
The Travelers Cos., Inc. .................................................. 202 53,421
Tradeweb Markets, Inc. , Class A ............................................ 462 68,589
Truist Financial Corp. .................................................... 1,049 43,166
U.S. Bancorp .......................................................... 1,087 45,893
Unum Group .......................................................... 699 56,941
Visa, Inc. , Class A ...................................................... 199 69,742
W.R. Berkley Corp. ..................................................... 935 66,535
Wells Fargo & Co. ...................................................... 530 38,049
4,550,940
Health Care (11.8%):
Abbott Laboratories ..................................................... 485 64,335
AbbVie, Inc. .......................................................... 241 50,494
Agilent Technologies, Inc. ................................................. 421 49,249
Align Technology, Inc. (a) ................................................. 184 29,230
Amgen, Inc. ........................................................... 176 54,833
Avantor, Inc. (a) ........................................................ 2,292 37,153
Becton Dickinson & Co. .................................................. 303 69,405
Biogen, Inc. (a) ......................................................... 383 52,410
BioMarin Pharmaceutical, Inc. (a) ........................................... 553 39,092
Boston Scientific Corp. (a) ................................................. 732 73,844
Cardinal Health, Inc. .................................................... 492 67,783
Cencora, Inc. .......................................................... 280 77,865
Centene Corp. (a) ....................................................... 660 40,069
CVS Health Corp. ...................................................... 500 33,875
Danaher Corp. ......................................................... 258 52,890
DaVita, Inc. (a) ......................................................... 287 43,902
Dexcom, Inc. (a) ........................................................ 246 16,799
Doximity, Inc. , Class A (a) ................................................. 218 12,651
Edwards Lifesciences Corp. (a) ............................................. 403 29,209
Elevance Health, Inc. .................................................... 125 54,370
Eli Lilly & Co. ......................................................... 44 36,340
GE HealthCare Technologies, Inc. ........................................... 642 51,816
Gilead Sciences, Inc. .................................................... 456 51,095

Victory Portfolios II
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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
Globus Medical, Inc. (a) .................................................. 654 $ 47,873
HCA Healthcare, Inc. .................................................... 155 53,560
Hologic, Inc. (a) ........................................................ 956 59,052
Humana, Inc. .......................................................... 113 29,900
IDEXX Laboratories, Inc. (a) ............................................... 103 43,255
Incyte Corp. (a) ......................................................... 532 32,213
Insulet Corp. (a) ........................................................ 152 39,917
Intuitive Surgical, Inc. (a) ................................................. 83 41,107
IQVIA Holdings, Inc. (a) .................................................. 240 42,312
Johnson & Johnson ..................................................... 487 80,764
Labcorp Holdings, Inc. ................................................... 238 55,392
McKesson Corp. ....................................................... 71 47,782
Medtronic PLC ........................................................ 716 64,340
Merck & Co., Inc. ...................................................... 562 50,445
Mettler-Toledo International, Inc. (a) ......................................... 38 44,875
Molina Healthcare, Inc. (a) ................................................ 93 30,633
Neurocrine Biosciences, Inc. (a) ............................................. 269 29,751
Pfizer, Inc. ............................................................ 2,313 58,611
Quest Diagnostics, Inc. ................................................... 365 61,758
Regeneron Pharmaceuticals, Inc. ............................................ 71 45,030
ResMed, Inc. .......................................................... 168 37,607
Revvity, Inc. .......................................................... 398 42,108
Solventum Corp. (a) ..................................................... 548 41,670
STERIS PLC .......................................................... 315 71,395
Stryker Corp. .......................................................... 180 67,005
Tenet Healthcare Corp. (a) ................................................. 260 34,970
The Cigna Group ....................................................... 152 50,008
The Cooper Cos., Inc. (a) .................................................. 597 50,357
Thermo Fisher Scientific, Inc. .............................................. 113 56,229
United Therapeutics Corp. (a) .............................................. 130 40,075
UnitedHealth Group, Inc. ................................................. 92 48,185
Universal Health Services, Inc. , Class B ....................................... 239 44,908
Veeva Systems, Inc. , Class A (a) ............................................. 196 45,400
Waters Corp. (a) ........................................................ 99 36,488
West Pharmaceutical Services, Inc. .......................................... 93 20,821
Zimmer Biomet Holdings, Inc. ............................................. 554 62,702
Zoetis, Inc. ........................................................... 343 56,475
2,853,682
Industrials (18.0%):
3M Co. .............................................................. 252 37,009
AECOM ............................................................. 542 50,260
AMETEK, Inc. ........................................................ 305 52,503
Automatic Data Processing, Inc. ............................................ 274 83,715
Axon Enterprise, Inc. (a) .................................................. 43 22,616
Booz Allen Hamilton Holding Corp. ......................................... 370 38,695
Broadridge Financial Solutions, Inc. ......................................... 320 77,587
Builders FirstSource, Inc. (a) ............................................... 235 29,361
C.H. Robinson Worldwide, Inc. ............................................. 463 47,411
Carlisle Cos., Inc. ....................................................... 129 43,924
Carrier Global Corp. ..................................................... 716 45,394
Caterpillar, Inc. ........................................................ 141 46,502
Cintas Corp. .......................................................... 270 55,493
Clean Harbors, Inc. (a) ................................................... 215 42,376
Comfort Systems USA, Inc. ............................................... 63 20,307
Copart, Inc. (a) ......................................................... 995 56,307
CSX Corp. ............................................................ 1,717 50,531
Cummins, Inc. ......................................................... 138 43,255
Curtiss-Wright Corp. .................................................... 130 41,245
Deere & Co. .......................................................... 105 49,282
Delta Air Lines, Inc. ..................................................... 603 26,291
Dover Corp. ........................................................... 302 53,055
Eaton Corp. PLC ....................................................... 129 35,066
EMCOR Group, Inc. .................................................... 77 28,462
Emerson Electric Co. .................................................... 401 43,966

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Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
Equifax, Inc. .......................................................... 194 $ 47,251
Expeditors International of Washington, Inc. .................................... 581 69,865
Fastenal Co. ........................................................... 761 59,016
FedEx Corp. .......................................................... 147 35,836
Fortive Corp. .......................................................... 758 55,470
GE Vernova, Inc. ....................................................... 71 21,675
General Dynamics Corp. .................................................. 265 72,234
General Electric Co. ..................................................... 205 41,031
Graco, Inc. ........................................................... 795 66,390
HEICO Corp. .......................................................... 174 46,491
Honeywell International, Inc. .............................................. 305 64,584
Howmet Aerospace, Inc. .................................................. 276 35,805
Hubbell, Inc. .......................................................... 114 37,724
IDEX Corp. ........................................................... 269 48,681
Illinois Tool Works, Inc. .................................................. 298 73,907
Ingersoll Rand, Inc. ..................................................... 547 43,776
ITT, Inc. ............................................................. 350 45,206
J.B. Hunt Transport Services, Inc. ........................................... 296 43,793
Jacobs Solutions, Inc. .................................................... 486 58,753
Johnson Controls International PLC .......................................... 541 43,340
L3Harris Technologies, Inc. ............................................... 305 63,840
Leidos Holdings, Inc. .................................................... 328 44,260
Lennox International, Inc. ................................................. 73 40,941
Lincoln Electric Holdings, Inc. ............................................. 212 40,102
Lockheed Martin Corp. ................................................... 132 58,966
Masco Corp. .......................................................... 715 49,721
Nordson Corp. ......................................................... 276 55,675
Norfolk Southern Corp. .................................................. 192 45,475
Northrop Grumman Corp. ................................................. 142 72,705
Old Dominion Freight Line, Inc. ............................................ 221 36,564
Otis Worldwide Corp. .................................................... 711 73,375
Owens Corning ........................................................ 272 38,847
PACCAR, Inc. ......................................................... 452 44,011
Parker-Hannifin Corp. ................................................... 71 43,157
Paychex, Inc. .......................................................... 439 67,729
Paycom Software, Inc. ................................................... 155 33,864
Paylocity Holding Corp. (a) ................................................ 212 39,716
Quanta Services, Inc. .................................................... 122 31,010
Republic Services, Inc. ................................................... 340 82,334
Rockwell Automation, Inc. ................................................ 140 36,173
Rollins, Inc. ........................................................... 1,199 64,782
RTX Corp. ............................................................ 475 62,919
Snap-on, Inc. .......................................................... 174 58,640
Southwest Airlines Co. ................................................... 1,384 46,475
SS&C Technologies Holdings, Inc. .......................................... 724 60,476
Stanley Black & Decker, Inc. .............................................. 475 36,518
Textron, Inc. .......................................................... 784 56,644
Trane Technologies PLC .................................................. 149 50,201
TransDigm Group, Inc. ................................................... 36 49,798
TransUnion ........................................................... 446 37,014
Uber Technologies, Inc. (a) ................................................ 400 29,144
U-Haul Holding Co. ..................................................... 826 48,883
Union Pacific Corp. ..................................................... 264 62,367
United Airlines Holdings, Inc. (a) ............................................ 320 22,096
United Parcel Service, Inc. , Class B .......................................... 369 40,586
United Rentals, Inc. ..................................................... 60 37,602
Veralto Corp. .......................................................... 704 68,605
Verisk Analytics, Inc. .................................................... 231 68,750
Vertiv Holdings Co. , Class A ............................................... 197 14,223
W.W. Grainger, Inc. ..................................................... 60 59,270
Waste Management, Inc. .................................................. 289 66,906
Watsco, Inc. ........................................................... 91 46,255
Westinghouse Air Brake Technologies Corp. .................................... 293 53,136
XPO, Inc. (a) .......................................................... 254 27,325

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
Xylem, Inc. ........................................................... 443 $ 52,921
4,351,442
Information Technology (11.2%):
Accenture PLC , Class A .................................................. 153 47,742
Adobe, Inc. (a) ......................................................... 86 32,984
Advanced Micro Devices, Inc. (a) ............................................ 293 30,103
Akamai Technologies, Inc. (a) .............................................. 408 32,844
Amphenol Corp. , Class A ................................................. 566 37,124
Analog Devices, Inc. .................................................... 167 33,679
Apple, Inc. ........................................................... 226 50,201
Applied Materials, Inc. ................................................... 178 25,831
AppLovin Corp. , Class A (a) ............................................... 44 11,659
Arista Networks, Inc. (a) .................................................. 275 21,307
Autodesk, Inc. (a) ....................................................... 181 47,386
Bentley Systems, Inc. , Class B ............................................. 1,136 44,690
Broadcom, Inc. ........................................................ 103 17,245
Cadence Design Systems, Inc. (a) ............................................ 130 33,063
CDW Corp. ........................................................... 261 41,828
Ciena Corp. (a) ......................................................... 326 19,700
Cisco Systems, Inc. ..................................................... 1,101 67,943
Cognizant Technology Solutions Corp. , Class A ................................. 750 57,375
Corning, Inc. .......................................................... 834 38,181
Corpay, Inc. (a) ......................................................... 147 51,262
Datadog, Inc. , Class A (a) ................................................. 296 29,366
Dell Technologies, Inc. , Class C ............................................ 263 23,972
DocuSign, Inc. (a) ....................................................... 336 27,350
Dynatrace, Inc. (a) ...................................................... 762 35,928
Entegris, Inc. .......................................................... 298 26,069
EPAM Systems, Inc. (a) ................................................... 164 27,690
F5, Inc. (a) ............................................................ 151 40,207
Fair Isaac Corp. (a) ...................................................... 24 44,260
First Solar, Inc. (a) ...................................................... 179 22,631
Fortinet, Inc. (a) ........................................................ 305 29,359
Gartner, Inc. (a) ........................................................ 127 53,307
Gen Digital, Inc. ....................................................... 2,182 57,910
GoDaddy, Inc. , Class A (a) ................................................. 244 43,954
Hewlett Packard Enterprise Co. ............................................. 1,709 26,370
HP, Inc. .............................................................. 1,453 40,234
HubSpot, Inc. (a) ....................................................... 51 29,136
International Business Machines Corp. ........................................ 205 50,975
Intuit, Inc. ............................................................ 69 42,365
Jabil, Inc. ............................................................ 235 31,976
Keysight Technologies, Inc. (a) ............................................. 242 36,244
KLA Corp. ........................................................... 40 27,192
Lam Research Corp. ..................................................... 357 25,954
Microchip Technology, Inc. ................................................ 523 25,318
Micron Technology, Inc. .................................................. 237 20,593
Microsoft Corp. ........................................................ 155 58,185
Monolithic Power Systems, Inc. ............................................ 36 20,879
Motorola Solutions, Inc. .................................................. 154 67,423
NetApp, Inc. .......................................................... 376 33,028
NVIDIA Corp. ......................................................... 183 19,834
NXP Semiconductors NV ................................................. 158 30,030
Okta, Inc. (a) .......................................................... 395 41,562
ON Semiconductor Corp. (a) ............................................... 558 22,705
Oracle Corp. .......................................................... 195 27,263
Palantir Technologies, Inc. , Class A (a) ........................................ 222 18,737
Palo Alto Networks, Inc. (a) ................................................ 216 36,858
PTC, Inc. (a) ........................................................... 333 51,598
Pure Storage, Inc. , Class A (a) .............................................. 452 20,010
QUALCOMM, Inc. ..................................................... 210 32,258
Roper Technologies, Inc. .................................................. 115 67,802
Salesforce, Inc. ........................................................ 144 38,644
Seagate Technology Holdings PLC .......................................... 418 35,509

Victory Portfolios II
Victory US 500 Enhanced Volatility Wtd Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
ServiceNow, Inc. (a) ..................................................... 41 $ 32,642
Super Micro Computer, Inc. (a) (b) ........................................... 255 8,731
Synopsys, Inc. (a) ....................................................... 73 31,306
TD SYNNEX Corp. ..................................................... 342 35,554
Teledyne Technologies, Inc. (a) ............................................. 126 62,712
Teradyne, Inc. ......................................................... 253 20,898
Texas Instruments, Inc. ................................................... 215 38,636
Trimble, Inc. (a) ........................................................ 603 39,587
Tyler Technologies, Inc. (a) ................................................ 92 53,488
VeriSign, Inc. (a) ........................................................ 282 71,591
Western Digital Corp. (a) .................................................. 649 26,239
Workday, Inc. , Class A (a) ................................................. 152 35,497
Zebra Technologies Corp. (a) ............................................... 147 41,536
Zoom Communications, Inc. (a) ............................................. 513 37,844
2,719,093
Materials (5.0%):
Air Products and Chemicals, Inc. ............................................ 160 47,187
Avery Dennison Corp. ................................................... 346 61,578
CF Industries Holdings, Inc. ............................................... 515 40,247
Corteva, Inc. .......................................................... 899 56,574
Dow, Inc. ............................................................ 1,482 51,752
DuPont de Nemours, Inc. ................................................. 750 56,010
Ecolab, Inc. ........................................................... 251 63,634
Freeport-McMoRan, Inc. ................................................. 1,056 39,980
International Flavors & Fragrances, Inc. ....................................... 692 53,706
International Paper Co. ................................................... 835 44,547
Linde PLC ............................................................ 196 91,265
LyondellBasell Industries NV , Class A ........................................ 882 62,093
Martin Marietta Materials, Inc. ............................................. 111 53,072
Newmont Corp. ........................................................ 902 43,549
Nucor Corp. ........................................................... 262 31,529
Packaging Corp. of America ............................................... 289 57,228
PPG Industries, Inc. ..................................................... 566 61,892
Reliance, Inc. .......................................................... 159 45,911
RPM International, Inc. .................................................. 465 53,791
Steel Dynamics, Inc. ..................................................... 279 34,897
The Sherwin-Williams Co. ................................................ 163 56,918
Vulcan Materials Co. .................................................... 210 48,993
Westlake Corp. ........................................................ 461 46,114
1,202,467
Real Estate (0.5%):
CBRE Group, Inc. , Class A (a) .............................................. 328 42,896
CoStar Group, Inc. (a) .................................................... 624 49,440
Jones Lang LaSalle, Inc. (a) ................................................ 151 37,434
129,770
Utilities (7.8%):
Alliant Energy Corp. .................................................... 1,173 75,483
Ameren Corp. ......................................................... 746 74,898
American Electric Power Co., Inc. ........................................... 699 76,380
American Water Works Co., Inc. ............................................ 462 68,154
Atmos Energy Corp. ..................................................... 559 86,410
CenterPoint Energy, Inc. .................................................. 1,810 65,576
CMS Energy Corp. ...................................................... 1,144 85,926
Consolidated Edison, Inc. ................................................. 733 81,062
Constellation Energy Corp. ................................................ 74 14,921
Dominion Energy, Inc. ................................................... 1,079 60,500
DTE Energy Co. ....................................................... 570 78,814
Duke Energy Corp. ...................................................... 668 81,476
Edison International ..................................................... 801 47,195
Entergy Corp. ......................................................... 555 47,447
Evergy, Inc. ........................................................... 1,410 97,219
Eversource Energy ...................................................... 976 60,619
Exelon Corp. .......................................................... 1,655 76,262

Victory Portfolios II
Victory US 500 Enhanced Volatility Wtd Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
FirstEnergy Corp. ....................................................... 1,765 $ 71,341
NextEra Energy, Inc. .................................................... 698 49,481
NiSource, Inc. ......................................................... 2,035 81,583
NRG Energy, Inc. ....................................................... 283 27,015
PG&E Corp. .......................................................... 3,092 53,121
PPL Corp. ............................................................ 2,342 84,570
Public Service Enterprise Group, Inc. ......................................... 755 62,136
Sempra .............................................................. 591 42,174
The Southern Co. ....................................................... 834 76,686
Vistra Corp. ........................................................... 131 15,385
WEC Energy Group, Inc. ................................................. 772 84,133
Xcel Energy, Inc. ....................................................... 992 70,224
1,896,191
Total Common Stocks (Cost $17,866,982) 24,005,436
Investment Companies (0.7%)
Federated Hermes Treasury Obligations Fund, Institutional Shares , 4 .21% (c) ............ 157,988 157,988
Total Investment Companies (Cost $157,988) 157,988
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .26% (c) ........ 6,090 6,090
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .27% (c) ............ 6,090 6,090
Invesco Government & Agency Portfolio, Institutional Shares , 4 .30% (c) ............... 6,090 6,090
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .27% (c) . 6,090 6,090
Total Collateral for Securities Loaned (Cost $24,360) 24,360
Total Investments (Cost $18,049,330) — 100.0% 24,187,784
Liabilities in excess of other assets — (0.0)%(d) (9,066)
NET ASSETS - 100.00% $ 24,178,718
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on March 31, 2025.
(d) Amount represents less than 0.05% of net assets.
LLC
—
Limited Liability Company
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 1 6/20/25 $ 290,404 $ 282,662 $ (7,742)
Total unrealized appreciation $ —
Total unrealized depreciation (7,742)
Total net unrealized appreciation (depreciation) $ (7,742)

Schedule of Portfolio Investments
March 31, 2025
Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Security Description Shares Value
Common Stocks (88.5%)
Australia (1.4%):
Communication Services (0.3%):
Telstra Group Ltd. ...................................................... 3,209,947 $ 8,477,947
Consumer Staples (0.2%):
Endeavour Group Ltd. ................................................... 1,804,624 4,363,287
Energy (0.2%):
Ampol Ltd. ........................................................... 317,039 4,662,685
Financials (0.2%):
ANZ Group Holdings Ltd. (a) .............................................. 341,555 6,252,047
Materials (0.3%):
BHP Group Ltd. ........................................................ 185,931 4,510,182
Fortescue Ltd. ......................................................... 284,369 2,751,752
7,261,934
Utilities (0.2%):
Origin Energy Ltd. ...................................................... 823,850 5,450,402
36,468,302
Austria (0.3%):
Energy (0.3%):
OMV AG ............................................................ 147,899 7,615,550
Belgium (0.3%):
Financials (0.3%):
Ageas SA ............................................................ 129,059 7,735,495
Bermuda (0.4%):
Energy (0.4%):
DHT Holdings, Inc. ..................................................... 497,267 5,221,304
Golar LNG Ltd. ........................................................ 118,272 4,493,153
9,714,457
Brazil (4.1%):
Communication Services (0.5%):
Telefonica Brasil SA ..................................................... 564,400 4,929,288
TIM SA .............................................................. 2,352,800 7,422,732
12,352,020
Consumer Discretionary (0.2%):
Vibra Energia SA ....................................................... 1,768,800 5,512,096
Consumer Staples (0.7%):
Ambev SA ............................................................ 5,185,900 12,270,555
JBS S/A ............................................................. 1,075,500 7,749,330
20,019,885
Energy (0.3%):
Petroleo Brasileiro SA , Preference Shares ..................................... 1,117,400 7,277,642
Financials (1.0%):
Banco do Brasil SA ..................................................... 2,453,800 12,123,850
BB Seguridade Participacoes SA ............................................ 1,886,400 13,324,322
25,448,172
Health Care (0.1%):
Hypera SA ............................................................ 733,000 2,488,513
Materials (0.8%):
Gerdau SA , Preference Shares .............................................. 1,493,800 4,236,208
Klabin SA ............................................................ 2,151,600 7,036,869
Vale SA .............................................................. 936,000 9,301,761
20,574,838
Utilities (0.5%):
Cia Energetica de Minas Gerais , Preference Shares ............................... 3,706,100 6,664,549

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares Value
CPFL Energia SA ....................................................... 904,900 $ 5,979,271
12,643,820
106,316,986
Canada (2.3%):
Consumer Discretionary (0.1%):
Magna International, Inc. ................................................. 110,026 3,739,921
Energy (1.4%):
Canadian Natural Resources Ltd. ............................................ 135,156 4,159,224
Enbridge, Inc. ......................................................... 201,905 8,936,917
Keyera Corp. .......................................................... 255,471 7,941,635
Pembina Pipeline Corp. .................................................. 195,065 7,803,142
Suncor Energy, Inc. ..................................................... 125,659 4,866,022
Teekay Tankers Ltd. , Class A ............................................... 73,553 2,814,873
36,521,813
Materials (0.2%):
Nutrien Ltd. ........................................................... 96,575 4,793,513
Utilities (0.6%):
Canadian Utilities Ltd. , Class A ............................................. 212,760 5,470,929
Emera, Inc. ........................................................... 207,355 8,734,302
14,205,231
59,260,478
Chile (0.3%):
Financials (0.3%):
Banco de Chile ........................................................ 47,651,285 6,304,808
China (3.2%):
Consumer Discretionary (0.1%):
Zhongsheng Group Holdings Ltd. ........................................... 1,009,500 1,777,896
Consumer Staples (0.0%):(b)
Tingyi Cayman Islands Holding Corp. ........................................ 386,000 648,061
Energy (0.7%):
China Petroleum & Chemical Corp. , Class H ................................... 11,786,000 6,218,526
China Shenhua Energy Co. Ltd. , Class H ...................................... 1,711,000 6,941,319
PetroChina Co. Ltd. , Class H .............................................. 7,094,000 5,751,700
18,911,545
Financials (2.2%):
Agricultural Bank of China Ltd. , Class H ...................................... 5,605,000 3,375,592
Bank of China Ltd. , Class H ............................................... 18,760,000 11,330,530
Bank of Communications Co. Ltd. , Class H .................................... 6,844,000 6,116,107
China CITIC Bank Corp. Ltd. , Class H ....................................... 8,908,000 6,987,709
China Construction Bank Corp. , Class H ...................................... 10,621,000 9,412,256
China Merchants Bank Co. Ltd. , Class H ...................................... 547,500 3,246,208
Industrial & Commercial Bank of China Ltd. , Class H ............................. 10,132,000 7,230,239
Ping An Insurance Group Co. of China Ltd. .................................... 423,000 2,524,947
Postal Savings Bank of China Co. Ltd. , Class H (c) ............................... 8,632,000 5,341,557
55,565,145
Industrials (0.1%):
China Railway Group Ltd. , Class H .......................................... 5,579,000 2,468,137
Materials (0.1%):
China Hongqiao Group Ltd. ............................................... 1,786,000 3,694,693
83,065,477
Czech Republic (0.3%):
Utilities (0.3%):
CEZ A/S ............................................................. 155,366 7,702,288
Denmark (0.4%):
Financials (0.2%):
Danske Bank A/S ....................................................... 179,502 5,875,996

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares Value
Industrials (0.2%):
AP Moller - Maersk A/S , Class B ........................................... 1,990 $ 3,463,829
9,339,825
Finland (0.6%):
Communication Services (0.2%):
Elisa Oyj ............................................................. 121,128 5,905,764
Consumer Staples (0.2%):
Kesko Oyj , Class B ..................................................... 265,258 5,421,479
Materials (0.2%):
UPM-Kymmene Oyj .................................................... 160,042 4,293,253
15,620,496
France (2.7%):
Communication Services (0.4%):
Orange SA ............................................................ 807,358 10,457,649
Consumer Discretionary (0.3%):
Kering SA ............................................................ 13,057 2,716,125
Renault SA ........................................................... 95,938 4,859,430
7,575,555
Energy (0.3%):
TotalEnergies SE ....................................................... 91,710 5,908,594
Financials (0.5%):
BNP Paribas SA ........................................................ 72,707 6,076,230
Credit Agricole SA ...................................................... 413,656 7,530,743
13,606,973
Industrials (0.6%):
Bouygues SA .......................................................... 184,275 7,263,503
Eiffage SA ............................................................ 61,187 7,123,256
14,386,759
Utilities (0.6%):
Engie SA ............................................................. 472,144 9,199,245
Veolia Environnement SA ................................................. 199,841 6,872,250
16,071,495
68,007,025
Germany (1.6%):
Consumer Discretionary (0.8%):
Bayerische Motoren Werke AG ............................................. 54,181 4,368,601
Mercedes-Benz Group AG ................................................ 86,994 5,138,402
Porsche Automobil Holding SE , Preference Shares (d) ............................. 124,110 4,673,363
Volkswagen AG , Preference Shares .......................................... 51,822 5,287,323
19,467,689
Industrials (0.4%):
Daimler Truck Holding AG ................................................ 95,758 3,878,750
Deutsche Post AG ...................................................... 135,294 5,808,071
9,686,821
Materials (0.4%):
BASF SE ............................................................ 103,730 5,199,378
Evonik Industries AG .................................................... 298,586 6,472,433
11,671,811
40,826,321
Hong Kong (2.8%):
Communication Services (0.2%):
HKT Trust & HKT Ltd. , Class SS ........................................... 3,343,000 4,466,128
Consumer Discretionary (0.1%):
Bosideng International Holdings Ltd. ......................................... 2,894,000 1,484,956
Consumer Staples (0.2%):
WH Group Ltd. (c) ...................................................... 6,325,000 5,807,830

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares Value
Financials (0.3%):
BOC Hong Kong Holdings Ltd. ............................................ 2,066,500 $ 8,367,364
Industrials (0.5%):
CK Hutchison Holdings Ltd. ............................................... 1,130,500 6,372,767
Jardine Matheson Holdings Ltd. (a) .......................................... 78,800 3,327,944
Orient Overseas International Ltd. ........................................... 83,000 1,228,668
SITC International Holdings Co. Ltd. ......................................... 1,056,000 2,871,508
13,800,887
Real Estate (0.2%):
Swire Pacific Ltd. , Class A ................................................ 454,500 4,011,495
Utilities (1.3%):
Beijing Enterprises Holdings Ltd. ........................................... 979,500 3,708,798
China Gas Holdings Ltd. (a) ................................................ 3,720,600 3,392,691
CK Infrastructure Holdings Ltd. ............................................ 883,500 5,290,078
CLP Holdings Ltd. ...................................................... 881,000 7,172,256
Guangdong Investment Ltd. ............................................... 4,076,000 3,000,992
Hong Kong & China Gas Co. Ltd. ........................................... 6,325,000 5,443,313
Power Assets Holdings Ltd. ............................................... 1,094,000 6,551,688
34,559,816
72,498,476
India (1.9%):
Consumer Discretionary (0.1%):
Bajaj Auto Ltd. (a) ...................................................... 9,864 905,541
Hero MotoCorp Ltd. ..................................................... 19,642 852,447
1,757,988
Consumer Staples (0.3%):
ITC Ltd. ............................................................. 1,565,634 7,481,352
Energy (0.5%):
Bharat Petroleum Corp. Ltd. ............................................... 972,511 3,149,700
Coal India Ltd. ......................................................... 209,187 969,875
Hindustan Petroleum Corp. Ltd. ............................................ 775,732 3,247,329
Indian Oil Corp. Ltd. .................................................... 1,897,486 2,812,599
Oil & Natural Gas Corp. Ltd. .............................................. 326,732 939,026
Oil India Ltd. .......................................................... 547,958 2,472,279
13,590,808
Information Technology (0.4%):
HCL Technologies Ltd. ................................................... 275,806 5,109,693
Tata Consultancy Services Ltd. ............................................. 88,363 3,717,348
8,827,041
Materials (0.2%):
NMDC Ltd. ........................................................... 729,459 583,234
Vedanta Ltd. .......................................................... 1,019,241 5,492,734
6,075,968
Utilities (0.4%):
GAIL India Ltd. ........................................................ 2,057,744 4,384,448
Power Grid Corp. of India Ltd. ............................................. 1,863,647 6,307,245
10,691,693
48,424,850
Indonesia (1.0%):
Communication Services (0.2%):
PT Telkom Indonesia Persero Tbk ........................................... 39,806,700 5,782,867
Energy (0.2%):
PT Alamtri Resources Indonesia Tbk ......................................... 26,672,600 2,963,988
PT United Tractors Tbk .................................................. 2,403,000 3,407,520
6,371,508
Financials (0.2%):
PT Bank Rakyat Indonesia Persero Tbk ....................................... 21,035,600 5,086,512

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares Value
Industrials (0.4%):
PT Astra International Tbk ................................................ 30,833,100 $ 9,127,799
26,368,686
Ireland (0.4%):
Energy (0.1%):
Ardmore Shipping Corp. .................................................. 229,750 2,249,253
Health Care (0.3%):
Medtronic PLC ........................................................ 76,662 6,888,847
9,138,100
Italy (1.7%):
Energy (0.2%):
Eni SpA ............................................................. 437,194 6,761,238
Financials (0.9%):
Intesa Sanpaolo SpA ..................................................... 1,267,489 6,531,606
Mediobanca Banca di Credito Finanziario SpA .................................. 381,201 7,149,777
Poste Italiane SpA (c) .................................................... 497,901 8,881,876
22,563,259
Utilities (0.6%):
Enel SpA ............................................................. 941,149 7,634,173
Terna - Rete Elettrica Nazionale ............................................ 819,568 7,405,961
15,040,134
44,364,631
Japan (0.3%):
Consumer Staples (0.2%):
Japan Tobacco, Inc. ..................................................... 155,700 4,280,164
Energy (0.1%):
Inpex Corp. ........................................................... 221,500 3,072,791
7,352,955
Malaysia (0.9%):
Communication Services (0.2%):
Telekom Malaysia Bhd ................................................... 3,742,600 5,538,794
Industrials (0.3%):
MISC Bhd ............................................................ 1,577,700 2,553,754
Sime Darby Bhd ....................................................... 7,665,500 3,831,025
6,384,779
Utilities (0.4%):
Tenaga Nasional Bhd .................................................... 3,748,800 11,330,040
23,253,613
Mexico (1.3%):
Consumer Staples (0.7%):
Arca Continental SAB de CV .............................................. 697,444 7,293,652
Kimberly-Clark de Mexico SAB de CV , Class A ................................. 2,687,620 4,406,796
Wal-Mart de Mexico SAB de CV ........................................... 2,413,425 6,647,637
18,348,085
Financials (0.2%):
Grupo Financiero Banorte SAB de CV , Class O ................................. 853,077 5,917,319
Industrials (0.2%):
Grupo Aeroportuario del Sureste SAB de CV , Class B ............................. 168,800 4,621,696
Materials (0.2%):
Grupo Mexico SAB de CV , Class B .......................................... 1,013,234 5,066,789
33,953,889
Monaco (0.2%):
Energy (0.2%):
Scorpio Tankers, Inc. .................................................... 150,930 5,671,949

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares Value
Netherlands (1.6%):
Communication Services (0.4%):
Koninklijke KPN NV .................................................... 2,197,237 $ 9,305,870
Consumer Discretionary (0.1%):
Stellantis NV .......................................................... 278,517 3,123,576
Financials (1.1%):
ABN AMRO Bank NV , Class CV (c) ......................................... 293,977 6,193,916
ASR Nederland NV ..................................................... 141,418 8,129,024
ING Groep NV ........................................................ 326,862 6,403,048
NN Group NV ......................................................... 143,642 7,992,319
28,718,307
41,147,753
Norway (1.0%):
Communication Services (0.3%):
Telenor ASA .......................................................... 552,039 7,892,351
Energy (0.2%):
Nordic American Tankers Ltd. .............................................. 150,045 369,111
SFL Corp. Ltd. ......................................................... 541,678 4,441,759
4,810,870
Financials (0.4%):
DNB Bank ASA ........................................................ 359,219 9,457,142
Industrials (0.1%):
Golden Ocean Group Ltd. ................................................. 386,248 3,082,259
25,242,622
Poland (1.1%):
Energy (0.3%):
ORLEN SA ........................................................... 507,036 8,934,218
Financials (0.8%):
Bank Polska Kasa Opieki SA .............................................. 145,705 6,663,583
Powszechny Zaklad Ubezpieczen SA ......................................... 283,280 4,117,312
Santander Bank Polska SA ................................................ 62,983 9,072,840
19,853,735
28,787,953
Portugal (0.2%):
Utilities (0.2%):
EDP SA .............................................................. 1,186,734 3,996,883
Russian Federation (0.0%):(b)
Communication Services (0.0%):
Rostelecom PJSC (a) (e) (f) ................................................. 6,752,730 —
Consumer Staples (0.0%):
X5 Retail Group NV , GDR (a) (e) (f) .......................................... 201,753 —
Energy (0.0%):
Tatneft PJSC (e) (f) ...................................................... 827,565 —
Financials (0.0%):
Moscow Exchange MICEX-RTS PJSC (a) (e) (f) .................................. 2,604,790 —
Materials (0.0%):(b)
Evraz PLC (a) (e) (f) ...................................................... 753,373 — (g)
GMK Norilskiy Nickel PAO (a) (e) (f) ......................................... 1,487,700 —
Magnitogorsk Iron & Steel Works PJSC (a) (e) (f) ................................. 4,673,660 —
Novolipetsk Steel PJSC (e) (f) ............................................... 1,477,080 —
Polyus PJSC (e) (f) ...................................................... 34,403 —
Severstal PAO (a) (e) (f) ................................................... 223,944 —
— (g)
Utilities (0.0%):(b)
Inter RAO UES PJSC (e) (f) ................................................ 128,274,200 — (g)

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares Value
RusHydro PJSC (a) (e) (f) .................................................. 694,437,000 $ — (g)
— (g)
— (g)
Singapore (0.8%):
Communication Services (0.3%):
Singapore Telecommunications Ltd. ......................................... 2,929,800 7,432,947
Consumer Staples (0.1%):
Wilmar International Ltd. ................................................. 1,535,100 3,807,492
Financials (0.4%):
Oversea-Chinese Banking Corp. Ltd. ......................................... 755,500 9,685,038
20,925,477
South Africa (1.3%):
Communication Services (0.4%):
MTN Group Ltd. ....................................................... 929,332 6,253,969
Vodacom Group Ltd. .................................................... 597,263 4,104,557
10,358,526
Financials (0.6%):
Absa Group Ltd. ....................................................... 748,298 7,254,175
Standard Bank Group Ltd. ................................................ 644,696 8,427,265
15,681,440
Industrials (0.0%):(b)
Bidvest Group Ltd. ...................................................... 64,393 830,239
Materials (0.3%):
Gold Fields Ltd. ........................................................ 192,811 4,261,656
Kumba Iron Ore Ltd. (d) .................................................. 135,880 2,321,873
6,583,529
33,453,734
South Korea (1.0%):
Consumer Staples (0.3%):
KT&G Corp. .......................................................... 102,674 7,063,053
Energy (0.1%):
HD Hyundai Co. Ltd. .................................................... 83,839 4,146,366
Financials (0.3%):
Industrial Bank of Korea .................................................. 423,252 4,107,496
Woori Financial Group, Inc. ............................................... 303,397 3,426,634
7,534,130
Industrials (0.3%):
Doosan Bobcat, Inc. ..................................................... 127,176 4,343,238
LG Corp. ............................................................. 8,275 363,081
SK, Inc. .............................................................. 27,260 2,413,297
7,119,616
25,863,165
Spain (1.9%):
Energy (0.2%):
Repsol SA ............................................................ 480,397 6,377,882
Financials (0.5%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 402,982 5,499,213
CaixaBank SA ......................................................... 824,727 6,423,797
11,923,010
Industrials (0.3%):
ACS Actividades de Construccion y Servicios SA (a) .............................. 128,665 7,363,228
Utilities (0.9%):
Endesa SA ............................................................ 283,291 7,507,752
Iberdrola SA .......................................................... 517,516 8,356,101

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares Value
Redeia Corp. SA ....................................................... 410,293 $ 8,234,327
24,098,180
49,762,300
Sweden (1.2%):
Communication Services (0.3%):
Telia Co. AB .......................................................... 2,133,063 7,694,484
Financials (0.5%):
Svenska Handelsbanken AB , Class A (d) ....................................... 484,355 5,476,070
Swedbank AB , Class A ................................................... 264,672 6,030,110
11,506,180
Industrials (0.3%):
Volvo AB , Class B ...................................................... 221,183 6,491,662
Materials (0.1%):
Boliden AB ........................................................... 114,208 3,748,921
29,441,247
Switzerland (0.5%):
Communication Services (0.3%):
Swisscom AG , Registered Shares ........................................... 13,630 7,856,085
Industrials (0.2%):
Adecco Group AG ...................................................... 154,863 4,657,890
12,513,975
Taiwan (3.1%):
Communication Services (1.0%):
Chunghwa Telecom Co. Ltd. ............................................... 1,721,000 6,686,391
Far EasTone Telecommunications Co. Ltd. ..................................... 2,431,000 6,772,856
Taiwan Mobile Co. Ltd. .................................................. 3,791,000 13,341,361
26,800,608
Consumer Staples (0.2%):
Uni-President Enterprises Corp. ............................................ 2,196,000 5,355,543
Industrials (0.2%):
Eva Airways Corp. ...................................................... 2,115,000 2,602,514
Far Eastern New Century Corp. ............................................. 3,059,000 3,054,885
5,657,399
Information Technology (1.3%):
ASE Technology Holding Co. Ltd. ........................................... 1,155,000 5,076,287
Compal Electronics, Inc. .................................................. 4,071,000 3,957,448
Hon Hai Precision Industry Co. Ltd. ......................................... 853,000 3,847,995
MediaTek, Inc. ......................................................... 81,000 3,491,399
Pegatron Corp. ......................................................... 2,248,000 5,745,731
Quanta Computer, Inc. ................................................... 366,000 2,546,692
Synnex Technology International Corp. ....................................... 2,343,000 5,074,587
WPG Holdings Ltd. ..................................................... 1,609,000 3,039,088
32,779,227
Materials (0.4%):
Asia Cement Corp. ...................................................... 6,844,000 9,672,670
80,265,447
Thailand (1.8%):
Communication Services (0.4%):
Intouch Holdings PCL ................................................... 4,298,400 10,706,291
Energy (0.8%):
PTT Exploration & Production PCL .......................................... 2,307,100 7,948,076
PTT PCL ............................................................. 13,374,800 12,633,680
Thai Oil PCL .......................................................... 777,800 563,874
21,145,630
Financials (0.5%):
SCB X PCL ........................................................... 3,540,100 12,868,137

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares Value
TMBThanachart Bank PCL ................................................ 19,065,500 $ 1,104,906
13,973,043
Materials (0.1%):
The Siam Cement PCL ................................................... 300,700 1,387,580
47,212,544
Turkey (0.3%):
Consumer Discretionary (0.2%):
Ford Otomotiv Sanayi A/S ................................................ 116,574 3,254,706
Tofas Turk Otomobil Fabrikasi A/S .......................................... 569,151 2,691,201
5,945,907
Energy (0.1%):
Turkiye Petrol Rafinerileri A/S ............................................. 789,658 2,872,466
8,818,373
United Kingdom (3.0%):
Communication Services (0.2%):
Vodafone Group PLC .................................................... 5,426,221 5,097,630
Consumer Discretionary (0.2%):
Taylor Wimpey PLC ..................................................... 2,576,913 3,619,861
Consumer Staples (0.9%):
British American Tobacco PLC ............................................. 196,447 8,057,589
Imperial Brands PLC .................................................... 263,032 9,730,834
J Sainsbury PLC ....................................................... 1,544,646 4,707,323
22,495,746
Energy (0.5%):
BP PLC .............................................................. 1,125,984 6,317,212
Shell PLC ............................................................ 200,792 7,307,516
13,624,728
Financials (0.8%):
Aviva PLC ............................................................ 1,239,481 8,931,369
HSBC Holdings PLC .................................................... 591,931 6,709,151
Phoenix Group Holdings PLC .............................................. 766,332 5,687,598
21,328,118
Materials (0.2%):
Rio Tinto PLC ......................................................... 77,492 4,649,432
Utilities (0.2%):
National Grid PLC ...................................................... 422,979 5,516,393
76,331,908
United States (41.3%):
Communication Services (1.3%):
AT&T, Inc. ........................................................... 345,576 9,772,889
Comcast Corp. , Class A .................................................. 98,055 3,618,230
John Wiley & Sons, Inc. , Class A ............................................ 87,481 3,898,154
TEGNA, Inc. .......................................................... 434,156 7,910,322
Verizon Communications, Inc. .............................................. 157,898 7,162,253
32,361,848
Consumer Discretionary (3.3%):
Bloomin' Brands, Inc. .................................................... 261,897 1,877,802
Dana, Inc. ............................................................ 403,228 5,375,029
Darden Restaurants, Inc. .................................................. 33,274 6,913,006
Dine Brands Global, Inc. ................................................. 120,822 2,811,528
Ford Motor Co. ........................................................ 412,650 4,138,880
Hasbro, Inc. ........................................................... 68,467 4,210,036
International Game Technology PLC ......................................... 122,355 1,989,492
Kontoor Brands, Inc. .................................................... 77,084 4,943,397
LCI Industries ......................................................... 65,231 5,703,146
LKQ Corp. ........................................................... 127,206 5,411,343
Monro, Inc. ........................................................... 126,559 1,831,309
Oxford Industries, Inc. ................................................... 21,580 1,266,099

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares Value
Phinia, Inc. ........................................................... 106,151 $ 4,503,987
Sonic Automotive, Inc. , Class A ............................................ 70,015 3,988,054
Steven Madden Ltd. ..................................................... 144,733 3,855,687
Strategic Education, Inc. .................................................. 42,153 3,539,166
The Buckle, Inc. ........................................................ 161,753 6,198,375
Travel + Leisure Co. ..................................................... 64,873 3,002,971
Upbound Group, Inc. .................................................... 208,754 5,001,746
Winmark Corp. ........................................................ 12,331 3,919,655
Winnebago Industries, Inc. ................................................ 80,528 2,774,995
Wolverine World Wide, Inc. ............................................... 188,029 2,615,483
85,871,186
Consumer Staples (4.3%):
Altria Group, Inc. ....................................................... 172,935 10,379,559
Archer-Daniels-Midland Co. ............................................... 51,414 2,468,386
Bunge Global SA ....................................................... 47,131 3,601,751
Cal-Maine Foods, Inc. ................................................... 68,522 6,228,650
Conagra Brands, Inc. .................................................... 221,342 5,903,191
Energizer Holdings, Inc. .................................................. 193,933 5,802,475
General Mills, Inc. ...................................................... 74,079 4,429,183
Hormel Foods Corp. ..................................................... 140,670 4,352,330
Interparfums, Inc. ....................................................... 36,073 4,107,633
Kenvue, Inc. .......................................................... 197,077 4,725,906
Kimberly-Clark Corp. .................................................... 59,862 8,513,574
Molson Coors Beverage Co. , Class B ......................................... 88,150 5,365,690
PepsiCo, Inc. .......................................................... 44,554 6,680,427
Philip Morris International, Inc. ............................................. 78,291 12,427,130
Sysco Corp. ........................................................... 79,591 5,972,509
The Clorox Co. ........................................................ 34,952 5,146,682
The Coca-Cola Co. ...................................................... 93,414 6,690,311
The Kraft Heinz Co. ..................................................... 167,031 5,082,753
WK Kellogg Co. (d) ..................................................... 117,199 2,335,776
110,213,916
Energy (5.0%):
APA Corp. ............................................................ 114,906 2,415,324
Archrock, Inc. ......................................................... 258,848 6,792,172
California Resources Corp. ................................................ 126,090 5,544,177
Chevron Corp. ......................................................... 33,653 5,629,810
ConocoPhillips Co. ..................................................... 37,553 3,943,816
Coterra Energy, Inc. ..................................................... 178,765 5,166,309
Crescent Energy Co. , Class A .............................................. 373,950 4,203,198
Devon Energy Corp. ..................................................... 126,074 4,715,168
Diamondback Energy, Inc. ................................................ 15,667 2,504,840
DT Midstream, Inc. ..................................................... 29,558 2,851,756
EOG Resources, Inc. .................................................... 30,915 3,964,540
Exxon Mobil Corp. ..................................................... 38,215 4,544,910
Helmerich & Payne, Inc. .................................................. 199,601 5,213,578
HF Sinclair Corp. ....................................................... 65,321 2,147,754
Kinder Morgan, Inc. ..................................................... 331,260 9,450,848
Kinetik Holdings, Inc. ................................................... 124,129 6,447,260
Kodiak Gas Services, Inc. ................................................. 128,081 4,777,421
Magnolia Oil & Gas Corp. , Class A .......................................... 156,342 3,949,199
Noble Corp. PLC ....................................................... 229,211 5,432,301
Northern Oil & Gas, Inc. .................................................. 155,530 4,701,672
Ovintiv, Inc. .......................................................... 81,974 3,508,487
Phillips 66 Co. ......................................................... 23,943 2,956,482
Sitio Royalties Corp. , Class A .............................................. 241,294 4,794,512
SM Energy Co. ........................................................ 165,060 4,943,547
The Williams Cos., Inc. .................................................. 173,819 10,387,423
Valero Energy Corp. ..................................................... 21,150 2,793,280
World Kinect Corp. ..................................................... 199,930 5,670,015
129,449,799

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares Value
Financials (9.8%):
Ally Financial, Inc. ...................................................... 103,489 $ 3,774,244
Artisan Partners Asset Management, Inc. , Class A ................................ 141,088 5,516,541
Associated Banc-Corp. ................................................... 266,604 6,006,588
Atlantic Union Bankshares Corp. ............................................ 152,753 4,756,728
Bank of America Corp. ................................................... 75,898 3,167,224
Bank of Hawaii Corp. .................................................... 71,872 4,957,012
BankUnited, Inc. ....................................................... 150,339 5,177,675
Banner Corp. .......................................................... 66,309 4,228,525
Citigroup, Inc. ......................................................... 93,824 6,660,566
Citizens Financial Group, Inc. .............................................. 142,103 5,821,960
CME Group, Inc. ....................................................... 39,387 10,448,977
Community Financial System, Inc. .......................................... 112,195 6,379,408
CVB Financial Corp. .................................................... 309,718 5,717,394
East West Bancorp, Inc. .................................................. 44,878 4,028,249
Fidelity National Financial, Inc. ............................................ 105,915 6,892,948
Fifth Third Bancorp ..................................................... 123,236 4,830,851
First Financial Bancorp ................................................... 176,032 4,397,279
First Hawaiian, Inc. ..................................................... 226,224 5,528,915
First Interstate BancSystem, Inc. , Class A ...................................... 183,542 5,258,478
First Merchants Corp. .................................................... 101,664 4,111,292
Fulton Financial Corp. ................................................... 394,150 7,130,173
HA Sustainable Infrastructure Capital, Inc. ..................................... 10,131 296,230
Huntington Bancshares, Inc. ............................................... 432,985 6,499,105
Independent Bank Corp. .................................................. 95,669 5,993,663
Jackson Financial, Inc. , Class A ............................................. 82,368 6,900,791
KeyCorp ............................................................. 308,876 4,938,927
M&T Bank Corp. ....................................................... 24,806 4,434,072
MetLife, Inc. .......................................................... 75,861 6,090,880
Moelis & Co. , Class A ................................................... 25,564 1,491,915
Morgan Stanley ........................................................ 54,124 6,314,647
NBT Bancorp, Inc. ...................................................... 84,671 3,632,386
Northern Trust Corp. .................................................... 69,349 6,841,279
Northwest Bancshares, Inc. ................................................ 352,601 4,238,264
Pacific Premier Bancorp, Inc. .............................................. 169,209 3,607,536
Principal Financial Group, Inc. ............................................. 89,799 7,576,342
Prudential Financial, Inc. ................................................. 56,600 6,321,088
Regions Financial Corp. .................................................. 278,374 6,049,067
Simmons First National Corp. , Class A ....................................... 241,126 4,950,317
State Street Corp. ....................................................... 72,360 6,478,391
Synovus Financial Corp. .................................................. 117,509 5,492,371
T. Rowe Price Group, Inc. ................................................. 37,026 3,401,579
The Bank of New York Mellon Corp. ......................................... 101,527 8,515,069
The PNC Financial Services Group, Inc. ...................................... 30,366 5,337,432
Truist Financial Corp. .................................................... 151,010 6,214,062
United Bankshares, Inc. .................................................. 166,377 5,768,291
Valley National Bancorp .................................................. 122,798 1,091,674
WaFd, Inc. ............................................................ 151,365 4,326,012
Wells Fargo & Co. ...................................................... 70,865 5,087,398
252,679,815
Health Care (2.4%):
AbbVie, Inc. .......................................................... 31,547 6,609,728
Amgen, Inc. ........................................................... 12,691 3,953,881
Baxter International, Inc. ................................................. 126,167 4,318,696
Bristol-Myers Squibb Co. ................................................. 108,111 6,593,690
CVS Health Corp. ...................................................... 76,433 5,178,336
Gilead Sciences, Inc. .................................................... 67,528 7,566,512
Johnson & Johnson ..................................................... 45,962 7,622,338
Merck & Co., Inc. ...................................................... 48,253 4,331,189
Pfizer, Inc. ............................................................ 233,271 5,911,087
Premier, Inc. , Class A .................................................... 226,665 4,370,101
Viatris, Inc. ........................................................... 466,774 4,065,602
60,521,160

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares Value
Industrials (2.4%):
Alight, Inc. , Class A ..................................................... 743,802 $ 4,410,746
Apogee Enterprises, Inc. .................................................. 21,579 999,755
Hillenbrand, Inc. ....................................................... 186,240 4,495,834
HNI Corp. ............................................................ 117,153 5,195,735
Insperity, Inc. .......................................................... 46,927 4,187,296
Kennametal, Inc. ....................................................... 285,769 6,086,880
Korn Ferry ........................................................... 31,759 2,154,213
ManpowerGroup, Inc. ................................................... 12,962 750,241
MillerKnoll, Inc. ....................................................... 185,184 3,544,422
MSC Industrial Direct Co., Inc. ............................................. 79,152 6,147,736
Pitney Bowes, Inc. ...................................................... 347,443 3,144,359
Snap-on, Inc. .......................................................... 14,509 4,889,678
The Greenbrier Cos., Inc. ................................................. 93,355 4,781,643
Trinity Industries, Inc. ................................................... 177,988 4,994,343
United Parcel Service, Inc. , Class B .......................................... 41,871 4,605,391
60,388,272
Information Technology (1.0%):
Avnet, Inc. ............................................................ 119,665 5,754,690
Cisco Systems, Inc. ..................................................... 118,503 7,312,820
Clear Secure, Inc. , Class A ................................................ 88,411 2,290,729
Corning, Inc. .......................................................... 93,746 4,291,692
Hewlett Packard Enterprise Co. ............................................. 148,896 2,297,465
Skyworks Solutions, Inc. ................................................. 42,014 2,715,365
Xerox Holdings Corp. ................................................... 397,948 1,922,089
26,584,850
Materials (1.6%):
Avient Corp. .......................................................... 147,808 5,492,545
Dow, Inc. ............................................................ 114,587 4,001,378
Eastman Chemical Co. ................................................... 45,035 3,968,034
Greif, Inc. , Class A ...................................................... 74,272 4,084,217
International Paper Co. ................................................... 128,078 6,832,962
Kaiser Aluminum Corp. .................................................. 41,753 2,531,067
LyondellBasell Industries NV , Class A ........................................ 80,195 5,645,728
Sensient Technologies Corp. ............................................... 73,942 5,503,503
Sylvamo Corp. ......................................................... 42,846 2,873,681
40,933,115
Utilities (10.2%):
Alliant Energy Corp. .................................................... 106,839 6,875,090
American Electric Power Co., Inc. ........................................... 62,510 6,830,468
American States Water Co. ................................................ 115,193 9,063,385
Avista Corp. .......................................................... 210,263 8,803,712
Black Hills Corp. ....................................................... 134,043 8,129,708
California Water Service Group ............................................. 140,982 6,831,988
Chesapeake Utilities Corp. ................................................ 56,963 7,315,758
CMS Energy Corp. ...................................................... 86,941 6,530,138
Consolidated Edison, Inc. ................................................. 68,141 7,535,713
Dominion Energy, Inc. ................................................... 95,067 5,330,407
DTE Energy Co. ....................................................... 50,545 6,988,857
Duke Energy Corp. ...................................................... 70,085 8,548,267
Edison International ..................................................... 82,768 4,876,691
Evergy, Inc. ........................................................... 142,546 9,828,547
Eversource Energy ...................................................... 97,915 6,081,501
Exelon Corp. .......................................................... 167,965 7,739,827
FirstEnergy Corp. ....................................................... 210,400 8,504,368
MGE Energy, Inc. ...................................................... 62,921 5,849,136
National Fuel Gas Co. ................................................... 72,679 5,755,450
New Jersey Resources Corp. ............................................... 200,412 9,832,213
NextEra Energy, Inc. .................................................... 37,710 2,673,262
NiSource, Inc. ......................................................... 252,414 10,119,277
Northwest Natural Holding Co. ............................................. 100,216 4,281,227
Northwestern Energy Group, Inc. ........................................... 169,124 9,787,206

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Name
Acquisition Date
Cost
Evraz PLC .................................................
3/19/2021
$ 4,339,844
GMK Norilskiy Nickel PAO ....................................
9/19/2014
4,446,120
Inter RAO UES PJSC .........................................
3/19/2021
7,868,060
Magnitogorsk Iron & Steel Works PJSC ............................
9/17/2021
4,370,482
Moscow Exchange MICEX-RTS PJSC ............................
9/17/2021
5,924,069
Novolipetsk Steel PJSC .......................................
9/17/2021
4,421,417
Polyus PJSC ...............................................
9/17/2021
6,022,105
Rostelecom PJSC ............................................
9/18/2020
8,205,300
RusHydro PJSC .............................................
9/18/2020
7,349,118
Severstal PAO ..............................................
3/17/2017
4,076,024
Tatneft PJSC ...............................................
9/15/2017
5,787,174
X5 Retail Group NV , GDR .....................................
9/18/2020
5,468,213
Security Description Shares Value
ONE Gas, Inc. ......................................................... 118,092 $ 8,926,574
Otter Tail Corp. ........................................................ 63,815 5,128,811
Portland General Electric Co. .............................................. 238,638 10,643,255
PPL Corp. ............................................................ 196,192 7,084,493
Public Service Enterprise Group, Inc. ......................................... 69,687 5,735,240
SJW Group ........................................................... 83,382 4,560,162
Southwest Gas Holdings, Inc. .............................................. 94,327 6,772,679
Spire, Inc. ............................................................ 141,432 11,067,054
The AES Corp. ........................................................ 171,351 2,128,179
The Southern Co. ....................................................... 88,494 8,137,023
TXNM Energy, Inc. ..................................................... 168,262 8,998,652
WEC Energy Group, Inc. ................................................. 70,490 7,682,000
260,976,318
1,059,980,279
Total Common Stocks (Cost $2,108,668,604) 2,272,748,317
Collateral for Securities Loaned (0.5%)^
United States (0.5%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .26% (h) ........ 3,395,937 3,395,937
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .27% (h) ............ 3,395,937 3,395,937
Invesco Government & Agency Portfolio, Institutional Shares , 4 .30% (h) ............... 3,395,937 3,395,937
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .27% (h) . 3,395,937 3,395,937
Total Collateral for Securities Loaned (Cost $13,583,748) 13,583,748
Total Investments (Cost $2,122,252,352) — 89.0% 2,286,332,065
Other assets in excess of liabilities — 11.0% 281,462,627
NET ASSETS - 100.00% $ 2,567,794,692
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Amount represents less than 0.05% of net assets.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2025, the fair value of these securities was
$26,225,179 and amounted to 1.0% of net assets.
(d) All or a portion of this security is on loan.
(e) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at March 31, 2025.
(f) Security was fair valued using significant unobservable inputs as of March 31, 2025.
(g) Rounds to less than $1.
(h) Rate disclosed is the daily yield on March 31, 2025.
GDR
—
Global Depositary Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
NASDAQ 100 E-Mini Futures ......... 4,608 6/20/25 $ 1,834,236,503 $ 1,791,544,320 $ (42,692,183)

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini MSCI EAFE Index Futures ...... 4,131 6/20/25 $ 516,166,833 $ 499,086,765 $ 17,080,068
E-Mini MSCI Emerging Markets Index
Futures .......................... 7,450 6/20/25 428,126,656 413,773,000 14,353,656
E-Mini Russell 2000 Index Futures ...... 4,189 6/20/25 431,586,188 424,576,095 7,010,093
E-Mini S&P 500 Futures .............. 8,897 6/20/25 2,532,033,227 2,514,848,263 17,184,964
$ 55,628,781
Total unrealized appreciation $ 55,628,781
Total unrealized depreciation (42,692,183)
Total net unrealized appreciation (depreciation) $ 12,936,598

Schedule of Portfolio Investments
March 31, 2025
Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF

(Unaudited)
Security Description Shares . Value
Common Stocks (99.7%)
Communication Services (3.4%):
Alphabet, Inc. , Class A ................................................... 5,923 $ 915,933
AT&T, Inc. ........................................................... 49,184 1,390,924
Charter Communications, Inc. , Class A (a) ..................................... 1,985 731,532
Comcast Corp. , Class A .................................................. 28,938 1,067,812
Electronic Arts, Inc. ..................................................... 7,649 1,105,433
Fox Corp. , Class A ...................................................... 23,787 1,346,344
Live Nation Entertainment, Inc. (a) ........................................... 8,251 1,077,416
Meta Platforms, Inc. , Class A .............................................. 1,473 848,978
Netflix, Inc. (a) ......................................................... 1,010 941,855
News Corp. , Class A ..................................................... 48,596 1,322,783
Omnicom Group, Inc. .................................................... 13,963 1,157,672
Pinterest, Inc. , Class A (a) ................................................. 17,178 532,518
The Trade Desk, Inc. , Class A (a) ............................................ 7,318 400,441
The Walt Disney Co. .................................................... 11,835 1,168,115
T-Mobile US, Inc. ...................................................... 4,591 1,224,466
Verizon Communications, Inc. .............................................. 32,348 1,467,305
Warner Music Group Corp. , Class A ......................................... 33,891 1,062,483
17,762,010
Consumer Discretionary (9.0%):
Airbnb, Inc. , Class A (a) .................................................. 5,325 636,124
Amazon.com, Inc. (a) .................................................... 4,563 868,156
Aptiv PLC (a) .......................................................... 11,793 701,684
AutoZone, Inc. (a) ....................................................... 407 1,551,801
Best Buy Co., Inc. ...................................................... 10,231 753,104
Booking Holdings, Inc. ................................................... 218 1,004,306
Burlington Stores, Inc. (a) ................................................. 3,982 949,030
CarMax, Inc. (a) ........................................................ 11,155 869,198
Carvana Co. (a) ......................................................... 1,989 415,860
Chewy, Inc. , Class A (a) .................................................. 15,302 497,468
Chipotle Mexican Grill, Inc. (a) ............................................. 16,013 804,013
Coupang, Inc. (a) ....................................................... 35,043 768,493
D.R. Horton, Inc. ....................................................... 6,656 846,177
Darden Restaurants, Inc. .................................................. 4,616 959,020
Deckers Outdoor Corp. (a) ................................................. 4,743 530,315
Dick's Sporting Goods, Inc. ................................................ 3,600 725,616
Domino's Pizza, Inc. ..................................................... 1,880 863,766
DoorDash, Inc. , Class A (a) ................................................ 4,655 850,794
Duolingo, Inc. (a) ....................................................... 1,820 565,183
Dutch Bros, Inc. , Class A (a) ............................................... 5,478 338,212
eBay, Inc. ............................................................ 15,585 1,055,572
Expedia Group, Inc. ..................................................... 3,829 643,655
Ford Motor Co. ........................................................ 79,730 799,692
Garmin Ltd. ........................................................... 3,291 714,575
General Motors Co. ..................................................... 16,002 752,574
Genuine Parts Co. ...................................................... 6,753 804,552
Hilton Worldwide Holdings, Inc. ............................................ 5,394 1,227,405
Hyatt Hotels Corp. , Class A ................................................ 6,642 813,645
Las Vegas Sands Corp. ................................................... 19,400 749,422
Lennar Corp. , Class A .................................................... 7,563 868,081
Lowe's Cos., Inc. ....................................................... 4,978 1,161,019
Marriott International, Inc. , Class A .......................................... 4,450 1,059,990
McDonald's Corp. ...................................................... 4,974 1,553,728
NIKE, Inc. , Class B ..................................................... 9,724 617,280
NVR, Inc. (a) .......................................................... 163 1,180,836
O'Reilly Automotive, Inc. (a) ............................................... 1,079 1,545,754
Pool Corp. ............................................................ 2,658 846,174
PulteGroup, Inc. ........................................................ 8,488 872,566
Ralph Lauren Corp. ..................................................... 3,306 729,766
Ross Stores, Inc. ....................................................... 9,487 1,212,344
Royal Caribbean Cruises Ltd. .............................................. 3,002 616,731
Service Corp. International ................................................ 14,843 1,190,409
Somnigroup International, Inc. ............................................. 13,838 828,619

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Security Description Shares . Value
Starbucks Corp. ........................................................ 6,353 $ 623,166
Tapestry, Inc. .......................................................... 8,534 600,879
Tesla, Inc. (a) .......................................................... 1,437 372,413
Texas Roadhouse, Inc. ................................................... 6,239 1,039,605
The Home Depot, Inc. ................................................... 3,388 1,241,668
The TJX Cos., Inc. ...................................................... 13,896 1,692,533
Tractor Supply Co. ...................................................... 19,170 1,056,267
Ulta Beauty, Inc. (a) ..................................................... 2,226 815,918
Williams-Sonoma, Inc. ................................................... 2,795 441,889
Yum! Brands, Inc. ...................................................... 8,766 1,379,418
46,606,465
Consumer Staples (9.0%):
Altria Group, Inc. ....................................................... 26,340 1,580,927
Archer-Daniels-Midland Co. ............................................... 25,396 1,219,262
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 10,721 1,223,266
Brown-Forman Corp. , Class B (b) ........................................... 30,810 1,045,691
Casey's General Stores, Inc. ............................................... 2,188 949,680
Church & Dwight Co., Inc. ................................................ 13,543 1,490,949
Coca-Cola Consolidated, Inc. .............................................. 691 932,850
Colgate-Palmolive Co. ................................................... 16,920 1,585,404
Conagra Brands, Inc. .................................................... 47,859 1,276,400
Constellation Brands, Inc. , Class A .......................................... 5,355 982,750
Costco Wholesale Corp. .................................................. 1,413 1,336,387
Dollar General Corp. .................................................... 8,216 722,433
General Mills, Inc. ...................................................... 23,237 1,389,340
Hormel Foods Corp. ..................................................... 48,087 1,487,812
Kenvue, Inc. .......................................................... 43,288 1,038,046
Keurig Dr. Pepper, Inc. ................................................... 45,601 1,560,466
Kimberly-Clark Corp. .................................................... 11,164 1,587,744
McCormick & Co., Inc. .................................................. 17,299 1,423,881
Molson Coors Beverage Co. , Class B ......................................... 17,829 1,085,251
Mondelez International, Inc. , Class A ......................................... 21,997 1,492,497
Monster Beverage Corp. (a) ................................................ 19,753 1,155,946
PepsiCo, Inc. .......................................................... 10,353 1,552,329
Performance Food Group Co. (a) ............................................ 13,080 1,028,480
Philip Morris International, Inc. ............................................. 7,265 1,153,174
Sprouts Farmers Market, Inc. (a) ............................................ 4,876 744,273
Sysco Corp. ........................................................... 18,556 1,392,442
Target Corp. .......................................................... 5,942 620,107
The Campbell's Company ................................................. 30,963 1,236,043
The Clorox Co. ........................................................ 8,649 1,273,565
The Coca-Cola Co. ...................................................... 25,491 1,825,665
The Hershey Co. ....................................................... 6,141 1,050,295
The Kraft Heinz Co. ..................................................... 45,289 1,378,144
The Kroger Co. ........................................................ 19,816 1,341,345
The Procter & Gamble Co. ................................................ 9,197 1,567,353
Tyson Foods, Inc. , Class A ................................................ 21,920 1,398,715
U.S. Foods Holding Corp. (a) ............................................... 18,290 1,197,263
Walmart, Inc. .......................................................... 14,194 1,246,091
46,572,266
Energy (4.8%):
Antero Resources Corp. (a) ................................................ 19,224 777,419
Baker Hughes Co. ...................................................... 21,239 933,454
Cheniere Energy, Inc. .................................................... 4,831 1,117,893
Chevron Corp. ......................................................... 8,872 1,484,197
ConocoPhillips Co. ..................................................... 11,754 1,234,405
Coterra Energy, Inc. ..................................................... 40,942 1,183,224
Devon Energy Corp. ..................................................... 26,357 985,752
Diamondback Energy, Inc. ................................................ 6,028 963,757
EOG Resources, Inc. .................................................... 9,725 1,247,134
EQT Corp. ............................................................ 16,731 893,937
Exxon Mobil Corp. ..................................................... 12,560 1,493,761
Halliburton Co. ........................................................ 36,081 915,375

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March 31, 2025
Security Description Shares . Value
Kinder Morgan, Inc. ..................................................... 43,521 $ 1,241,654
Marathon Petroleum Corp. ................................................ 6,183 900,801
Occidental Petroleum Corp. ............................................... 23,766 1,173,090
ONEOK, Inc. .......................................................... 11,557 1,146,685
Ovintiv, Inc. .......................................................... 19,647 840,892
Permian Resources Corp. ................................................. 64,374 891,580
Phillips 66 Co. ......................................................... 8,059 995,125
Schlumberger NV ...................................................... 23,708 990,994
Targa Resources Corp. ................................................... 5,023 1,006,961
Texas Pacific Land Corp. ................................................. 430 569,746
The Williams Cos., Inc. .................................................. 19,623 1,172,670
Valero Energy Corp. ..................................................... 6,888 909,698
25,070,204
Financials (18.9%):
Aflac, Inc. ............................................................ 12,893 1,433,573
Ally Financial, Inc. ...................................................... 21,480 783,376
American Express Co. ................................................... 3,763 1,012,435
American International Group, Inc. .......................................... 15,247 1,325,574
Ameriprise Financial, Inc. ................................................. 2,164 1,047,614
Aon PLC , Class A ...................................................... 3,742 1,493,395
Apollo Global Management, Inc. ............................................ 5,525 756,593
Arch Capital Group Ltd. .................................................. 12,268 1,179,936
Ares Management Corp. , Class A ........................................... 5,740 841,541
Arthur J. Gallagher & Co. ................................................. 4,480 1,546,675
Bank of America Corp. ................................................... 26,079 1,088,277
Berkshire Hathaway, Inc. , Class B (a) ......................................... 3,292 1,753,253
Blackrock, Inc. ........................................................ 1,425 1,348,734
Blackstone, Inc. ........................................................ 6,074 849,024
Block, Inc. (a) .......................................................... 9,140 496,576
Blue Owl Capital, Inc. ................................................... 36,616 733,785
Brown & Brown, Inc. .................................................... 13,091 1,628,520
Capital One Financial Corp. ............................................... 4,196 752,343
Cboe Global Markets, Inc. ................................................ 6,233 1,410,466
Chubb Ltd. ........................................................... 5,436 1,641,618
Cincinnati Financial Corp. ................................................ 8,363 1,235,382
Citigroup, Inc. ......................................................... 11,997 851,667
Citizens Financial Group, Inc. .............................................. 20,014 819,974
CME Group, Inc. ....................................................... 6,894 1,828,909
Coinbase Global, Inc. , Class A (a) ........................................... 1,572 270,746
Corebridge Financial, Inc. ................................................. 26,525 837,394
East West Bancorp, Inc. .................................................. 9,872 886,111
Equitable Holdings, Inc. .................................................. 17,105 890,999
Erie Indemnity Co. , Class A ............................................... 2,188 916,881
Everest Group Ltd. ...................................................... 3,203 1,163,746
FactSet Research Systems, Inc. ............................................. 3,165 1,438,936
Fidelity National Financial, Inc. ............................................ 20,911 1,360,888
Fidelity National Information Services, Inc. .................................... 17,547 1,310,410
Fifth Third Bancorp ..................................................... 27,460 1,076,432
First Citizens Bancshares, Inc. , Class A ....................................... 374 693,441
Fiserv, Inc. (a) .......................................................... 6,012 1,327,630
Global Payments, Inc. .................................................... 9,256 906,348
Houlihan Lokey, Inc. .................................................... 6,244 1,008,406
Huntington Bancshares, Inc. ............................................... 62,027 931,025
Interactive Brokers Group, Inc. ............................................. 4,105 679,747
Intercontinental Exchange, Inc. ............................................. 9,742 1,680,495
Jack Henry & Associates, Inc. .............................................. 9,727 1,776,150
Jefferies Financial Group, Inc. .............................................. 13,475 721,856
JPMorgan Chase & Co. .................................................. 4,246 1,041,544
KKR & Co., Inc. ....................................................... 6,249 722,447
Loews Corp. .......................................................... 17,515 1,609,804
LPL Financial Holdings, Inc. ............................................... 2,161 706,950
M&T Bank Corp. ....................................................... 5,465 976,869
Markel Group, Inc. (a) .................................................... 650 1,215,247
Marsh & McLennan Cos., Inc. ............................................. 8,443 2,060,345

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March 31, 2025
Security Description Shares . Value
Mastercard, Inc. , Class A ................................................. 2,867 $ 1,571,460
MetLife, Inc. .......................................................... 14,208 1,140,760
Moody's Corp. ......................................................... 2,786 1,297,412
Morgan Stanley ........................................................ 7,451 869,308
Morningstar, Inc. ....................................................... 4,444 1,332,622
MSCI, Inc. ........................................................... 2,191 1,239,010
Nasdaq, Inc. .......................................................... 18,289 1,387,404
Northern Trust Corp. .................................................... 10,926 1,077,850
PayPal Holdings, Inc. (a) .................................................. 11,375 742,219
Principal Financial Group, Inc. ............................................. 13,834 1,167,175
Prudential Financial, Inc. ................................................. 9,927 1,108,647
Raymond James Financial, Inc. ............................................. 6,832 949,033
Regions Financial Corp. .................................................. 44,835 974,265
Reinsurance Group of America, Inc. ......................................... 5,046 993,557
RenaissanceRe Holdings Ltd. .............................................. 4,327 1,038,480
Robinhood Markets, Inc. , Class A (a) ......................................... 8,574 356,850
Rocket Cos., Inc. , Class A (b) ............................................... 42,419 511,997
Ryan Specialty Holdings, Inc. .............................................. 14,141 1,044,596
S&P Global, Inc. ....................................................... 3,143 1,596,958
SoFi Technologies, Inc. (a) ................................................. 36,562 425,216
State Street Corp. ....................................................... 12,430 1,112,858
Synchrony Financial ..................................................... 12,128 642,056
T. Rowe Price Group, Inc. ................................................. 11,794 1,083,515
The Allstate Corp. ...................................................... 5,883 1,218,193
The Bank of New York Mellon Corp. ......................................... 15,538 1,303,172
The Carlyle Group, Inc. .................................................. 15,962 695,784
The Charles Schwab Corp. ................................................ 12,855 1,006,289
The Goldman Sachs Group, Inc. ............................................ 1,560 852,212
The Hartford Insurance Group, Inc. .......................................... 10,978 1,358,308
The PNC Financial Services Group, Inc. ...................................... 6,353 1,116,667
The Progressive Corp. ................................................... 4,522 1,279,771
The Travelers Cos., Inc. .................................................. 4,334 1,146,170
Tradeweb Markets, Inc. , Class A ............................................ 9,926 1,473,614
Truist Financial Corp. .................................................... 22,640 931,636
U.S. Bancorp .......................................................... 23,443 989,763
Unum Group .......................................................... 15,040 1,225,158
Visa, Inc. , Class A ...................................................... 4,274 1,497,866
W.R. Berkley Corp. ..................................................... 20,136 1,432,878
Wells Fargo & Co. ...................................................... 11,447 821,780
98,082,596
Health Care (11.8%):
Abbott Laboratories ..................................................... 10,444 1,385,397
AbbVie, Inc. .......................................................... 5,198 1,089,085
Agilent Technologies, Inc. ................................................. 9,085 1,062,763
Align Technology, Inc. (a) ................................................. 4,009 636,870
Amgen, Inc. ........................................................... 3,775 1,176,101
Avantor, Inc. (a) ........................................................ 49,573 803,578
Becton Dickinson & Co. .................................................. 6,516 1,492,555
Biogen, Inc. (a) ......................................................... 8,261 1,130,435
BioMarin Pharmaceutical, Inc. (a) ........................................... 11,967 845,947
Boston Scientific Corp. (a) ................................................. 15,738 1,587,649
Cardinal Health, Inc. .................................................... 10,587 1,458,571
Cencora, Inc. .......................................................... 6,029 1,676,605
Centene Corp. (a) ....................................................... 14,263 865,907
CVS Health Corp. ...................................................... 10,827 733,529
Danaher Corp. ......................................................... 5,564 1,140,620
DaVita, Inc. (a) ......................................................... 6,207 949,485
Dexcom, Inc. (a) ........................................................ 5,401 368,834
Doximity, Inc. , Class A (a) ................................................. 4,824 279,937
Edwards Lifesciences Corp. (a) ............................................. 8,749 634,128
Elevance Health, Inc. .................................................... 2,684 1,167,433
Eli Lilly & Co. ......................................................... 954 787,918
GE HealthCare Technologies, Inc. ........................................... 13,845 1,117,430
Gilead Sciences, Inc. .................................................... 9,842 1,102,796

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March 31, 2025
Security Description Shares . Value
Globus Medical, Inc. (a) .................................................. 14,118 $ 1,033,438
HCA Healthcare, Inc. .................................................... 3,319 1,146,880
Hologic, Inc. (a) ........................................................ 20,587 1,271,659
Humana, Inc. .......................................................... 2,464 651,974
IDEXX Laboratories, Inc. (a) ............................................... 2,245 942,788
Incyte Corp. (a) ......................................................... 11,548 699,231
Insulet Corp. (a) ........................................................ 3,293 864,775
Intuitive Surgical, Inc. (a) ................................................. 1,776 879,600
IQVIA Holdings, Inc. (a) .................................................. 5,192 915,350
Johnson & Johnson ..................................................... 10,474 1,737,008
Labcorp Holdings, Inc. ................................................... 5,147 1,197,913
McKesson Corp. ....................................................... 1,517 1,020,926
Medtronic PLC ........................................................ 15,422 1,385,821
Merck & Co., Inc. ...................................................... 12,138 1,089,507
Mettler-Toledo International, Inc. (a) ......................................... 818 965,984
Molina Healthcare, Inc. (a) ................................................ 2,002 659,439
Neurocrine Biosciences, Inc. (a) ............................................. 5,852 647,231
Pfizer, Inc. ............................................................ 49,807 1,262,109
Quest Diagnostics, Inc. ................................................... 7,857 1,329,404
Regeneron Pharmaceuticals, Inc. ............................................ 1,533 972,275
ResMed, Inc. .......................................................... 3,645 815,933
Revvity, Inc. .......................................................... 8,613 911,255
Solventum Corp. (a) ..................................................... 11,832 899,705
STERIS PLC .......................................................... 6,754 1,530,794
Stryker Corp. .......................................................... 3,851 1,433,535
Tenet Healthcare Corp. (a) ................................................. 5,612 754,814
The Cigna Group ....................................................... 3,274 1,077,146
The Cooper Cos., Inc. (a) .................................................. 12,890 1,087,272
Thermo Fisher Scientific, Inc. .............................................. 2,433 1,210,661
United Therapeutics Corp. (a) .............................................. 2,790 860,073
UnitedHealth Group, Inc. ................................................. 1,967 1,030,216
Universal Health Services, Inc. , Class B ....................................... 5,149 967,497
Veeva Systems, Inc. , Class A (a) ............................................. 4,224 978,405
Waters Corp. (a) ........................................................ 2,123 782,474
West Pharmaceutical Services, Inc. .......................................... 2,025 453,357
Zimmer Biomet Holdings, Inc. ............................................. 11,911 1,348,087
Zoetis, Inc. ........................................................... 7,366 1,212,812
61,520,921
Industrials (18.1%):
3M Co. .............................................................. 5,460 801,856
AECOM ............................................................. 11,687 1,083,736
AMETEK, Inc. ........................................................ 6,584 1,133,370
Automatic Data Processing, Inc. ............................................ 5,906 1,804,460
Axon Enterprise, Inc. (a) .................................................. 927 487,556
Booz Allen Hamilton Holding Corp. ......................................... 8,001 836,745
Broadridge Financial Solutions, Inc. ......................................... 6,882 1,668,610
Builders FirstSource, Inc. (a) ............................................... 5,100 637,194
C.H. Robinson Worldwide, Inc. ............................................. 9,992 1,023,181
Carlisle Cos., Inc. ....................................................... 2,769 942,845
Carrier Global Corp. ..................................................... 15,461 980,227
Caterpillar, Inc. ........................................................ 3,057 1,008,199
Cintas Corp. .......................................................... 5,828 1,197,829
Clean Harbors, Inc. (a) ................................................... 4,649 916,318
Comfort Systems USA, Inc. ............................................... 1,364 439,658
Copart, Inc. (a) ......................................................... 21,451 1,213,912
CSX Corp. ............................................................ 37,029 1,089,763
Cummins, Inc. ......................................................... 2,991 937,499
Curtiss-Wright Corp. .................................................... 2,792 885,818
Deere & Co. .......................................................... 2,249 1,055,568
Delta Air Lines, Inc. ..................................................... 13,105 571,378
Dover Corp. ........................................................... 6,506 1,142,974
Eaton Corp. PLC ....................................................... 2,773 753,785
EMCOR Group, Inc. .................................................... 1,661 613,955
Emerson Electric Co. .................................................... 8,670 950,579

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March 31, 2025
Security Description Shares . Value
Equifax, Inc. .......................................................... 4,165 $ 1,014,427
Expeditors International of Washington, Inc. .................................... 12,502 1,503,365
Fastenal Co. ........................................................... 16,393 1,271,277
FedEx Corp. .......................................................... 3,191 777,902
Fortive Corp. .......................................................... 16,325 1,194,663
GE Vernova, Inc. ....................................................... 1,560 476,237
General Dynamics Corp. .................................................. 5,718 1,558,612
General Electric Co. ..................................................... 4,429 886,464
Graco, Inc. ........................................................... 17,116 1,429,357
HEICO Corp. .......................................................... 3,733 997,420
Honeywell International, Inc. .............................................. 6,578 1,392,891
Howmet Aerospace, Inc. .................................................. 5,981 775,915
Hubbell, Inc. .......................................................... 2,450 810,729
IDEX Corp. ........................................................... 5,815 1,052,341
Illinois Tool Works, Inc. .................................................. 6,423 1,592,968
Ingersoll Rand, Inc. ..................................................... 11,813 945,394
ITT, Inc. ............................................................. 7,566 977,225
J.B. Hunt Transport Services, Inc. ........................................... 6,407 947,916
Jacobs Solutions, Inc. .................................................... 10,479 1,266,806
Johnson Controls International PLC .......................................... 11,688 936,326
L3Harris Technologies, Inc. ............................................... 6,581 1,377,469
Leidos Holdings, Inc. .................................................... 7,096 957,534
Lennox International, Inc. ................................................. 1,576 883,868
Lincoln Electric Holdings, Inc. ............................................. 4,593 868,812
Lockheed Martin Corp. ................................................... 2,823 1,261,062
Masco Corp. .......................................................... 15,420 1,072,307
Nordson Corp. ......................................................... 5,963 1,202,856
Norfolk Southern Corp. .................................................. 4,145 981,743
Northrop Grumman Corp. ................................................. 3,052 1,562,655
Old Dominion Freight Line, Inc. ............................................ 4,792 792,836
Otis Worldwide Corp. .................................................... 15,295 1,578,444
Owens Corning, Inc. ..................................................... 5,892 841,495
PACCAR, Inc. ......................................................... 9,764 950,721
Parker-Hannifin Corp. ................................................... 1,523 925,756
Paychex, Inc. .......................................................... 9,446 1,457,329
Paycom Software, Inc. ................................................... 3,363 734,748
Paylocity Holding Corp. (a) ................................................ 4,582 858,392
Quanta Services, Inc. .................................................... 2,664 677,136
Republic Services, Inc. ................................................... 7,283 1,763,651
Rockwell Automation, Inc. ................................................ 3,033 783,667
Rollins, Inc. ........................................................... 25,806 1,394,298
RTX Corp. ............................................................ 10,234 1,355,596
Snap-on, Inc. .......................................................... 3,730 1,257,047
Southwest Airlines Co. ................................................... 29,847 1,002,262
SS&C Technologies Holdings, Inc. .......................................... 15,573 1,300,813
Stanley Black & Decker, Inc. .............................................. 10,260 788,789
Textron, Inc. .......................................................... 16,869 1,218,785
Trane Technologies PLC .................................................. 3,209 1,081,176
TransDigm Group, Inc. ................................................... 787 1,088,649
TransUnion ........................................................... 9,629 799,111
Uber Technologies, Inc. (a) ................................................ 8,672 631,842
U-Haul Holding Co. ..................................................... 17,801 1,053,463
Union Pacific Corp. ..................................................... 5,666 1,338,536
United Airlines Holdings, Inc. (a) ............................................ 6,962 480,726
United Parcel Service, Inc. , Class B .......................................... 7,967 876,290
United Rentals, Inc. ..................................................... 1,283 804,056
Veralto Corp. .......................................................... 15,120 1,473,444
Verisk Analytics, Inc. .................................................... 4,949 1,472,921
Vertiv Holdings Co. , Class A ............................................... 4,319 311,832
W.W. Grainger, Inc. ..................................................... 1,284 1,268,374
Waste Management, Inc. .................................................. 6,214 1,438,603
Watsco, Inc. ........................................................... 1,952 992,202
Westinghouse Air Brake Technologies Corp. .................................... 6,311 1,144,500
XPO, Inc. (a) .......................................................... 5,508 592,551

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Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
Xylem, Inc. ........................................................... 9,530 $ 1,138,454
93,822,051
Information Technology (11.3%):
Accenture PLC , Class A .................................................. 3,284 1,024,739
Adobe, Inc. (a) ......................................................... 1,853 710,681
Advanced Micro Devices, Inc. (a) ............................................ 6,354 652,810
Akamai Technologies, Inc. (a) .............................................. 8,857 712,989
Amphenol Corp. , Class A ................................................. 12,256 803,871
Analog Devices, Inc. .................................................... 3,617 729,440
Apple, Inc. ........................................................... 4,891 1,086,438
Applied Materials, Inc. ................................................... 3,889 564,372
AppLovin Corp. , Class A (a) ............................................... 984 260,730
Arista Networks, Inc. (a) .................................................. 6,007 465,422
Autodesk, Inc. (a) ....................................................... 3,884 1,016,831
Bentley Systems, Inc. , Class B ............................................. 24,516 964,459
Broadcom, Inc. ........................................................ 2,271 380,234
Cadence Design Systems, Inc. (a) ............................................ 2,797 711,361
CDW Corp. ........................................................... 5,648 905,149
Ciena Corp. (a) ......................................................... 7,140 431,470
Cisco Systems, Inc. ..................................................... 23,678 1,461,169
Cognizant Technology Solutions Corp. , Class A ................................. 16,148 1,235,322
Corning, Inc. .......................................................... 18,046 826,146
Corpay, Inc. (a) ......................................................... 3,160 1,101,955
Datadog, Inc. , Class A (a) ................................................. 6,427 637,623
Dell Technologies, Inc. , Class C ............................................ 5,727 522,016
DocuSign, Inc. (a) ....................................................... 7,298 594,057
Dynatrace, Inc. (a) ...................................................... 16,477 776,891
Entegris, Inc. .......................................................... 6,482 567,045
EPAM Systems, Inc. (a) ................................................... 3,569 602,590
F5, Inc. (a) ............................................................ 3,272 871,235
Fair Isaac Corp. (a) ...................................................... 517 953,431
First Solar, Inc. (a) ...................................................... 3,921 495,732
Fortinet, Inc. (a) ........................................................ 6,631 638,300
Gartner, Inc. (a) ........................................................ 2,756 1,156,803
Gen Digital, Inc. ....................................................... 46,977 1,246,770
GoDaddy, Inc. , Class A (a) ................................................. 5,271 949,518
Hewlett Packard Enterprise Co. ............................................. 37,139 573,055
HP, Inc. .............................................................. 31,386 869,078
HubSpot, Inc. (a) ....................................................... 1,096 626,134
International Business Machines Corp. ........................................ 4,427 1,100,818
Intuit, Inc. ............................................................ 1,483 910,547
Jabil, Inc. ............................................................ 5,104 694,501
Keysight Technologies, Inc. (a) ............................................. 5,244 785,394
KLA Corp. ........................................................... 872 592,786
Lam Research Corp. ..................................................... 7,769 564,806
Microchip Technology, Inc. ................................................ 11,374 550,615
Micron Technology, Inc. .................................................. 5,188 450,785
Microsoft Corp. ........................................................ 3,331 1,250,424
Monolithic Power Systems, Inc. ............................................ 784 454,704
Motorola Solutions, Inc. .................................................. 3,296 1,443,022
NetApp, Inc. .......................................................... 8,157 716,511
NVIDIA Corp. ......................................................... 4,016 435,254
NXP Semiconductors NV ................................................. 3,437 653,236
Okta, Inc. (a) .......................................................... 8,533 897,842
ON Semiconductor Corp. (a) ............................................... 12,150 494,384
Oracle Corp. .......................................................... 4,251 594,332
Palantir Technologies, Inc. , Class A (a) ........................................ 4,859 410,100
Palo Alto Networks, Inc. (a) ................................................ 4,677 798,083
PTC, Inc. (a) ........................................................... 7,190 1,114,091
Pure Storage, Inc. , Class A (a) .............................................. 9,867 436,812
QUALCOMM, Inc. ..................................................... 4,563 700,922
Roper Technologies, Inc. .................................................. 2,462 1,451,546
Salesforce, Inc. ........................................................ 3,121 837,552
Seagate Technology Holdings PLC .......................................... 9,053 769,052

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Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
ServiceNow, Inc. (a) ..................................................... 884 $ 703,788
Super Micro Computer, Inc. (a) (b) ........................................... 5,710 195,510
Synopsys, Inc. (a) ....................................................... 1,562 669,864
TD SYNNEX Corp. ..................................................... 7,396 768,888
Teledyne Technologies, Inc. (a) ............................................. 2,704 1,345,808
Teradyne, Inc. ......................................................... 5,505 454,713
Texas Instruments, Inc. ................................................... 4,640 833,808
Trimble, Inc. (a) ........................................................ 13,015 854,435
Tyler Technologies, Inc. (a) ................................................ 1,977 1,149,408
VeriSign, Inc. (a) ........................................................ 6,056 1,537,437
Western Digital Corp. (a) .................................................. 14,095 569,861
Workday, Inc. , Class A (a) ................................................. 3,273 764,344
Zebra Technologies Corp. (a) ............................................... 3,155 891,477
Zoom Communications, Inc. (a) ............................................. 11,079 817,298
58,790,624
Materials (5.0%):
Air Products and Chemicals, Inc. ............................................ 3,470 1,023,372
Avery Dennison Corp. ................................................... 7,461 1,327,834
CF Industries Holdings, Inc. ............................................... 11,146 871,060
Corteva, Inc. .......................................................... 19,367 1,218,765
Dow, Inc. ............................................................ 31,937 1,115,240
DuPont de Nemours, Inc. ................................................. 16,166 1,207,277
Ecolab, Inc. ........................................................... 5,421 1,374,332
Freeport-McMoRan, Inc. ................................................. 22,813 863,700
International Flavors & Fragrances, Inc. ....................................... 14,915 1,157,553
International Paper Co. ................................................... 18,020 961,367
Linde PLC ............................................................ 4,202 1,956,619
LyondellBasell Industries NV , Class A ........................................ 18,990 1,336,896
Martin Marietta Materials, Inc. ............................................. 2,377 1,136,515
Newmont Corp. ........................................................ 19,471 940,060
Nucor Corp. ........................................................... 5,695 685,336
Packaging Corp. of America ............................................... 6,241 1,235,843
PPG Industries, Inc. ..................................................... 12,189 1,332,867
Reliance, Inc. .......................................................... 3,449 995,899
RPM International, Inc. .................................................. 10,038 1,161,196
Steel Dynamics, Inc. ..................................................... 6,033 754,608
The Sherwin-Williams Co. ................................................ 3,498 1,221,467
Vulcan Materials Co. .................................................... 4,517 1,053,816
Westlake Corp. ........................................................ 9,928 993,098
25,924,720
Real Estate (0.5%):
CBRE Group, Inc. , Class A (a) .............................................. 7,091 927,361
CoStar Group, Inc. (a) .................................................... 13,456 1,066,119
Jones Lang LaSalle, Inc. (a) ................................................ 3,269 810,418
2,803,898
Utilities (7.9%):
Alliant Energy Corp. .................................................... 25,227 1,623,357
Ameren Corp. ......................................................... 16,047 1,611,119
American Electric Power Co., Inc. ........................................... 15,025 1,641,782
American Water Works Co., Inc. ............................................ 9,953 1,468,267
Atmos Energy Corp. ..................................................... 12,016 1,857,433
CenterPoint Energy, Inc. .................................................. 38,937 1,410,687
CMS Energy Corp. ...................................................... 24,583 1,846,429
Consolidated Edison, Inc. ................................................. 15,766 1,743,562
Constellation Energy Corp. ................................................ 1,628 328,254
Dominion Energy, Inc. ................................................... 23,229 1,302,450
DTE Energy Co. ....................................................... 12,253 1,694,222
Duke Energy Corp. ...................................................... 14,355 1,750,879
Edison International ..................................................... 17,299 1,019,257
Entergy Corp. ......................................................... 11,984 1,024,512
Evergy, Inc. ........................................................... 30,267 2,086,910
Eversource Energy ...................................................... 21,028 1,306,049
Exelon Corp. .......................................................... 35,573 1,639,204

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Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
FirstEnergy Corp. ....................................................... 37,963 $ 1,534,464
NextEra Energy, Inc. .................................................... 15,065 1,067,958
NiSource, Inc. ......................................................... 43,729 1,753,096
NRG Energy, Inc. ....................................................... 6,154 587,461
PG&E Corp. .......................................................... 66,621 1,144,549
PPL Corp. ............................................................ 50,307 1,816,586
Public Service Enterprise Group, Inc. ......................................... 16,252 1,337,540
Sempra .............................................................. 12,746 909,555
The Southern Co. ....................................................... 17,916 1,647,376
Vistra Corp. ........................................................... 2,864 336,348
WEC Energy Group, Inc. ................................................. 16,561 1,804,818
Xcel Energy, Inc. ....................................................... 21,326 1,509,667
40,803,791
Total Common Stocks (Cost $404,982,582) 517,759,546
Collateral for Securities Loaned (0.2%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .26% (c) ........ 285,086 285,086
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .27% (c) ............ 285,086 285,086
Invesco Government & Agency Portfolio, Institutional Shares , 4 .30% (c) ............... 285,086 285,086
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .27% (c) . 285,086 285,086
Total Collateral for Securities Loaned (Cost $1,140,344) 1,140,344
Total Investments (Cost $406,122,926) — 99.9% 518,899,890
Other assets in excess of liabilities — 0.1% 459,390
NET ASSETS - 100.00% $ 519,359,280
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on March 31, 2025.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 5 6/20/25 $ 1,421,476 $ 1,413,312 $ (8,164)
Total unrealized appreciation $ —
Total unrealized depreciation (8,164)
Total net unrealized appreciation (depreciation) $ (8,164)

Schedule of Portfolio Investments
March 31, 2025
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Security Description Shares . Value
Common Stocks (99.6%)
Banks (12.5%):
1st Source Corp. ....................................................... 859 $ 51,377
Ameris Bancorp ........................................................ 836 48,129
Associated Banc-Corp. ................................................... 2,031 45,758
Atlantic Union Bankshares Corp. ............................................ 1,437 44,748
Axos Financial, Inc. (a) ................................................... 620 40,002
Banc of California, Inc. .................................................. 3,161 44,855
BancFirst Corp. ........................................................ 440 48,343
Bank of Hawaii Corp. .................................................... 782 53,935
Bank OZK ............................................................ 1,047 45,492
BankUnited, Inc. ....................................................... 1,304 44,910
Banner Corp. .......................................................... 735 46,871
Cadence Bank ......................................................... 1,584 48,090
Cathay General Bancorp .................................................. 1,197 51,507
City Holding Co. ....................................................... 536 62,964
Columbia Banking System, Inc. ............................................ 1,791 44,668
Community Financial System, Inc. .......................................... 809 46,000
Customers Bancorp, Inc. (a) ................................................ 651 32,680
CVB Financial Corp. .................................................... 2,406 44,415
Eastern Bankshares, Inc. .................................................. 2,975 48,790
Enterprise Financial Services Corp. .......................................... 832 44,712
FB Financial Corp. ...................................................... 1,000 46,360
First Bancorp .......................................................... 2,751 52,737
First Bancorp .......................................................... 1,156 46,402
First Commonwealth Financial Corp. ......................................... 3,096 48,112
First Financial Bancorp ................................................... 1,941 48,486
First Financial Bankshares, Inc. ............................................. 1,402 50,360
First Hawaiian, Inc. ..................................................... 2,281 55,748
First Interstate BancSystem, Inc. , Class A ...................................... 1,655 47,416
First Merchants Corp. .................................................... 1,169 47,274
FNB Corp. ............................................................ 3,603 48,460
Fulton Financial Corp. ................................................... 2,561 46,328
Glacier Bancorp, Inc. .................................................... 1,057 46,741
Hancock Whitney Corp. .................................................. 902 47,310
Hilltop Holdings, Inc. .................................................... 1,849 56,302
Home Bancshares, Inc. ................................................... 2,099 59,339
Independent Bank Corp. .................................................. 704 44,106
International Bancshares Corp. ............................................. 791 49,880
Lakeland Financial Corp. ................................................. 814 48,384
NBT Bancorp, Inc. ...................................................... 1,128 48,391
Nicolet Bankshares, Inc. .................................................. 447 48,705
Northwest Bancshares, Inc. ................................................ 4,676 56,205
OFG Bancorp ......................................................... 1,332 53,307
Old National Bancorp .................................................... 2,296 48,652
Pacific Premier Bancorp, Inc. .............................................. 1,871 39,890
Park National Corp. ..................................................... 275 41,635
Pathward Financial, Inc. .................................................. 736 53,691
Provident Financial Services, Inc. ........................................... 2,725 46,788
Renasant Corp. ........................................................ 1,518 51,506
Seacoast Banking Corp. of Florida ........................................... 1,877 48,295
ServisFirst Bancshares, Inc. ............................................... 515 42,539
Simmons First National Corp. , Class A ....................................... 2,748 56,416
Stock Yards Bancorp, Inc. ................................................. 707 48,825
Texas Capital Bancshares, Inc. (a) ........................................... 664 49,601
The Bancorp, Inc. (a) ..................................................... 706 37,305
Towne Bank .......................................................... 1,686 57,644
Triumph Financial, Inc. (a) ................................................. 579 33,466
UMB Financial Corp. .................................................... 496 50,146
United Bankshares, Inc. .................................................. 1,602 55,541
United Community Banks, Inc. ............................................. 1,657 46,611
Valley National Bancorp .................................................. 4,746 42,192
WaFd, Inc. ............................................................ 1,838 52,530
WesBanco, Inc. ........................................................ 1,575 48,762

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
WSFS Financial Corp. ................................................... 904 $ 46,890
3,033,524
Capital Markets (2.9%):
Affiliated Managers Group, Inc. ............................................ 388 65,196
Artisan Partners Asset Management, Inc. , Class A ................................ 1,460 57,086
BGC Group, Inc. , Class A ................................................. 5,517 50,591
Cohen & Steers, Inc. .................................................... 757 60,749
Federated Hermes, Inc. ................................................... 2,450 99,887
Hamilton Lane, Inc. , Class A ............................................... 347 51,588
Lazard, Inc. ........................................................... 864 37,411
Moelis & Co. , Class A ................................................... 657 38,343
Piper Sandler Cos. ...................................................... 164 40,616
PJT Partners, Inc. , Class A ................................................ 317 43,708
StoneX Group, Inc. (a) ................................................... 748 57,132
Victory Capital Holdings, Inc. , Class A (b) ..................................... 788 45,602
Virtu Financial, Inc. , Class A ............................................... 1,318 50,242
698,151
Communication Services (3.1%):
Cargurus, Inc. (a) ....................................................... 1,273 37,082
Cinemark Holdings, Inc. .................................................. 1,993 49,606
Integral Ad Science Holding Corp. (a) ......................................... 4,091 32,973
Iridium Communications, Inc. .............................................. 1,310 35,789
John Wiley & Sons, Inc. , Class A ............................................ 1,460 65,057
Madison Square Garden Entertainment Corp. (a) ................................. 1,736 56,837
Madison Square Garden Sports Corp. (a) ....................................... 475 92,492
Magnite, Inc. (a) ........................................................ 2,212 25,239
Nexstar Media Group, Inc. ................................................ 324 58,067
TEGNA, Inc. .......................................................... 2,999 54,642
TripAdvisor, Inc. (a) ..................................................... 2,610 36,984
Warner Music Group Corp. , Class A ......................................... 2,099 65,804
Yelp, Inc. (a) ........................................................... 1,892 70,061
Ziff Davis, Inc. (a) ....................................................... 1,076 40,436
ZoomInfo Technologies, Inc. (a) ............................................. 2,523 25,230
746,299
Consumer Discretionary (13.6%):
Academy Sports & Outdoors, Inc. ........................................... 970 44,242
Acushnet Holdings Corp. ................................................. 873 59,940
Adtalem Global Education, Inc. (a) ........................................... 505 50,823
American Eagle Outfitters, Inc. ............................................. 3,239 37,637
Asbury Automotive Group, Inc. (a) ........................................... 177 39,089
Atmus Filtration Technologies, Inc. .......................................... 1,470 53,993
Boot Barn Holdings, Inc. (a) ............................................... 287 30,832
Boyd Gaming Corp. ..................................................... 949 62,473
Brinker International, Inc. (a) ............................................... 220 32,791
Brunswick Corp. ....................................................... 863 46,473
Cavco Industries, Inc. (a) .................................................. 97 50,404
Century Communities, Inc. ................................................ 670 44,957
Champion Homes, Inc. (a) ................................................. 430 40,747
Chewy, Inc. , Class A (a) .................................................. 948 30,819
Choice Hotels International, Inc. (c) .......................................... 524 69,577
Columbia Sportswear Co. ................................................. 753 56,995
Dillard's, Inc. , Class A ................................................... 107 38,320
Dorman Products, Inc. (a) ................................................. 459 55,328
Dream Finders Homes, Inc. , Class A (a) (c) ..................................... 1,361 30,704
Duolingo, Inc. (a) ....................................................... 113 35,091
Dutch Bros, Inc. , Class A (a) ............................................... 339 20,930
Five Below, Inc. (a) ...................................................... 358 26,823
Foot Locker, Inc. (a) ..................................................... 2,157 30,414
Frontdoor, Inc. (a) ....................................................... 994 38,189
Garrett Motion, Inc. ..................................................... 5,321 44,537
Graham Holdings Co. , Class B ............................................. 57 54,769
Grand Canyon Education, Inc. (a) ............................................ 359 62,114
Green Brick Partners, Inc. (a) ............................................... 755 44,024

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
Group 1 Automotive, Inc. ................................................. 123 $ 46,980
Harley-Davidson, Inc. ................................................... 2,105 53,151
Hilton Grand Vacations, Inc. (a) ............................................. 1,192 44,593
Kontoor Brands, Inc. .................................................... 721 46,238
Laureate Education, Inc. (a) ................................................ 2,865 58,589
La-Z-Boy, Inc. ......................................................... 1,027 40,145
LCI Industries ......................................................... 467 40,830
Levi Strauss & Co. , Class A ............................................... 2,791 43,512
LGI Homes, Inc. (a) ..................................................... 537 35,694
Life Time Group Holdings, Inc. (a) ........................................... 1,747 52,759
M/I Homes, Inc. (a) ...................................................... 388 44,302
Macy's, Inc. ........................................................... 2,779 34,904
Marriott Vacations Worldwide Corp. ......................................... 579 37,195
Mister Car Wash, Inc. (a) .................................................. 5,169 40,783
Modine Manufacturing Co. (a) .............................................. 284 21,797
Monarch Casino & Resort, Inc. ............................................. 712 55,358
Ollie's Bargain Outlet Holdings, Inc. (a) ....................................... 415 48,289
OneSpaWorld Holdings Ltd. ............................................... 2,954 49,598
Patrick Industries, Inc. ................................................... 570 48,199
Perdoceo Education Corp. ................................................. 2,095 52,752
Phinia, Inc. ........................................................... 1,022 43,363
Polaris, Inc. ........................................................... 966 39,548
PVH Corp. ........................................................... 711 45,959
Red Rock Resorts, Inc. , Class A ............................................. 1,134 49,182
Revolve Group, Inc. (a) ................................................... 962 20,673
RH (a) ............................................................... 87 20,394
Rush Street Interactive, Inc. (a) ............................................. 2,911 31,206
Shake Shack, Inc. , Class A (a) .............................................. 341 30,066
Signet Jewelers Ltd. ..................................................... 651 37,797
Sonic Automotive, Inc. , Class A ............................................ 736 41,923
Steven Madden Ltd. ..................................................... 1,843 49,098
Strategic Education, Inc. .................................................. 606 50,880
Stride, Inc. (a) .......................................................... 235 29,728
The Buckle, Inc. ........................................................ 1,417 54,299
The Cheesecake Factory, Inc. (c) ............................................ 903 43,940
The Goodyear Tire & Rubber Co. (a) ......................................... 3,575 33,033
The Wendy's Co. ....................................................... 4,019 58,798
Thor Industries, Inc. ..................................................... 534 40,483
Travel + Leisure Co. ..................................................... 1,067 49,391
Tri Pointe Homes, Inc. (a) ................................................. 1,640 52,349
United Parks & Resorts, Inc. (a) ............................................. 1,014 46,096
Urban Outfitters, Inc. (a) .................................................. 663 34,741
Valvoline, Inc. (a) ....................................................... 1,596 55,557
Victoria's Secret & Co. (a) ................................................. 1,171 21,757
Visteon Corp. (a) ........................................................ 637 49,444
Worthington Enterprises, Inc. .............................................. 1,163 58,255
Wyndham Hotels & Resorts, Inc. ............................................ 604 54,668
YETI Holdings, Inc. (a) ................................................... 1,224 40,514
3,311,845
Consumer Finance (1.3%):
Bread Financial Holdings, Inc. ............................................. 689 34,505
Enova International, Inc. (a) ................................................ 491 47,411
FirstCash Holdings, Inc. .................................................. 659 79,291
Nelnet, Inc. , Class A ..................................................... 596 66,114
OneMain Holdings, Inc. .................................................. 950 46,436
SLM Corp. ........................................................... 1,726 50,693
324,450
Consumer Staples (5.6%):
Cal-Maine Foods, Inc. ................................................... 576 52,358
Central Garden & Pet Co. , Class A (a) ........................................ 1,866 61,074
Darling Ingredients, Inc. (a) ................................................ 1,161 36,270
Energizer Holdings, Inc. .................................................. 2,303 68,906
Flowers Foods, Inc. ..................................................... 5,036 95,734

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
Freshpet, Inc. (a) ........................................................ 401 $ 33,351
Interparfums, Inc. ....................................................... 396 45,093
J & J Snack Foods Corp. .................................................. 530 69,812
Lancaster Colony Corp. .................................................. 311 54,425
National Beverage Corp. .................................................. 1,420 58,987
PriceSmart, Inc. ........................................................ 717 62,988
Reynolds Consumer Products, Inc. .......................................... 3,186 76,018
Seaboard Corp. ........................................................ 25 67,428
Spectrum Brands Holdings, Inc. ............................................ 858 61,390
The Boston Beer Co., Inc. , Class A (a) ........................................ 267 63,770
The Chefs' Warehouse, Inc. (a) .............................................. 864 47,053
The Simply Good Foods Co. (a) ............................................. 1,805 62,254
The Vita Coco Co., Inc. (a) ................................................ 1,357 41,592
Tootsie Roll Industries, Inc. ................................................ 2,222 69,949
Utz Brands, Inc. ........................................................ 3,874 54,546
WD-40 Co. ........................................................... 309 75,396
Weis Markets, Inc. ...................................................... 899 69,268
WK Kellogg Co. ....................................................... 1,916 38,186
1,365,848
Energy (4.3%):
Archrock, Inc. ......................................................... 1,643 43,112
Atlas Energy Solutions, Inc. (c) ............................................. 2,153 38,409
Cactus, Inc. , Class A ..................................................... 894 40,972
California Resources Corp. ................................................ 1,112 48,895
Core Natural Resources, Inc. ............................................... 587 45,258
CVR Energy, Inc. ....................................................... 1,831 35,521
Excelerate Energy, Inc. , Class A ............................................ 1,402 40,209
Helmerich & Payne, Inc. .................................................. 1,524 39,807
International Seaways, Inc. ................................................ 1,428 47,410
Kinetik Holdings, Inc. ................................................... 929 48,252
Kodiak Gas Services, Inc. ................................................. 972 36,255
Liberty Energy, Inc. ..................................................... 2,306 36,504
Magnolia Oil & Gas Corp. , Class A .......................................... 2,510 63,403
Murphy Oil Corp. ...................................................... 2,143 60,861
Northern Oil & Gas, Inc. .................................................. 1,551 46,887
Oceaneering International, Inc. (a) ........................................... 1,811 39,498
Peabody Energy Corp. ................................................... 3,054 41,382
Sitio Royalties Corp. , Class A .............................................. 3,009 59,789
SM Energy Co. ........................................................ 1,287 38,546
Solaris Energy Infrastructure, Inc. ........................................... 595 12,947
Tidewater, Inc. (a) ....................................................... 830 35,084
Valaris Ltd. (a) ......................................................... 1,212 47,583
Viper Energy, Inc. ...................................................... 1,166 52,645
World Kinect Corp. ..................................................... 1,844 52,296
1,051,525
Financial Services (3.5%):
Euronet Worldwide, Inc. (a) ................................................ 623 66,568
EVERTEC, Inc. ........................................................ 1,430 52,581
Federal Agricultural Mortgage Corp. , Class C ................................... 287 53,815
Marqeta, Inc. , Class A (a) ................................................. 6,044 24,901
Merchants Bancorp ..................................................... 975 36,075
Mr. Cooper Group, Inc. (a) ................................................. 575 68,770
NCR Atleos Corp. (a) .................................................... 1,628 42,947
NMI Holdings, Inc. (a) ................................................... 1,985 71,559
Paymentus Holdings, Inc. , Class A (a) ........................................ 1,094 28,554
Payoneer Global, Inc. (a) .................................................. 4,091 29,905
PennyMac Financial Services, Inc. .......................................... 594 59,465
Radian Group, Inc. ...................................................... 2,059 68,091
Rocket Cos., Inc. , Class A (c) ............................................... 2,628 31,720
Sezzle, Inc. (a) ......................................................... 270 9,420
Shift4 Payments, Inc. , Class A (a) ............................................ 380 31,050
The Western Union Co. ................................................... 6,819 72,145
UWM Holdings Corp. ................................................... 7,004 38,242

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
Walker & Dunlop, Inc. ................................................... 670 $ 57,191
842,999
Health Care (6.7%):
Acadia Healthcare Co., Inc. (a) .............................................. 1,030 31,230
ACADIA Pharmaceuticals, Inc. (a) ........................................... 1,963 32,605
Addus HomeCare Corp. (a) ................................................ 641 63,389
ADMA Biologics, Inc. (a) ................................................. 1,587 31,486
Agios Pharmaceuticals, Inc. (a) ............................................. 934 27,366
Alkermes PLC (a) ....................................................... 1,545 51,016
Catalyst Pharmaceuticals, Inc. (a) ............................................ 1,885 45,711
Concentra Group Holdings Parent, Inc. ....................................... 2,406 52,210
CONMED Corp. ....................................................... 798 48,191
Corcept Therapeutics, Inc. (a) .............................................. 604 68,989
CorVel Corp. (a) ........................................................ 457 51,170
Doximity, Inc. , Class A (a) ................................................. 299 17,351
Dynavax Technologies Corp. (a) ............................................. 3,933 51,011
GoodRx Holdings, Inc. , Class A (a) .......................................... 6,469 28,528
Haemonetics Corp. (a) .................................................... 720 45,756
Harmony Biosciences Holdings, Inc. (a) ....................................... 1,033 34,285
Hims & Hers Health, Inc. (a) ............................................... 371 10,963
Inspire Medical Systems, Inc. (a) ............................................ 154 24,529
Integer Holdings Corp. (a) ................................................. 550 64,906
Krystal Biotech, Inc. (a) ................................................... 238 42,911
LeMaitre Vascular, Inc. ................................................... 615 51,599
MannKind Corp. (a) ..................................................... 8,499 42,750
Merit Medical Systems, Inc. (a) ............................................. 814 86,048
Omnicell, Inc. (a) ....................................................... 688 24,053
Option Care Health, Inc. (a) ................................................ 1,192 41,660
Organon & Co. ........................................................ 3,116 46,397
Prestige Consumer Healthcare, Inc. (a) ........................................ 759 65,251
Privia Health Group, Inc. (a) ............................................... 1,837 41,241
Progyny, Inc. (a) ........................................................ 1,207 26,964
Protagonist Therapeutics, Inc. (a) ............................................ 1,097 53,051
RadNet, Inc. (a) ........................................................ 702 34,903
Select Medical Holdings Corp. ............................................. 2,610 43,587
Sotera Health Co. (a) ..................................................... 4,064 47,386
Supernus Pharmaceuticals, Inc. (a) ........................................... 1,436 47,029
TG Therapeutics, Inc. (a) .................................................. 934 36,828
TransMedics Group, Inc. (a) ................................................ 325 21,866
UFP Technologies, Inc. (a) ................................................. 146 29,450
Veracyte, Inc. (a) ........................................................ 861 25,529
Vericel Corp. (a) ........................................................ 827 36,901
1,626,096
Industrials (19.3%):
AAR Corp. (a) ......................................................... 757 42,384
ABM Industries, Inc. .................................................... 1,256 59,484
AeroVironment, Inc. (a) ................................................... 233 27,771
Air Lease Corp. ........................................................ 1,130 54,590
Alamo Group, Inc. ...................................................... 345 61,482
Alaska Air Group, Inc. (a) ................................................. 648 31,895
Albany International Corp. ................................................ 691 47,707
ArcBest Corp. ......................................................... 510 35,996
Arcosa, Inc. ........................................................... 609 46,966
Argan, Inc. ........................................................... 215 28,202
Aris Water Solutions, Inc. , Class A ........................................... 884 28,323
Armstrong World Industries, Inc. ............................................ 492 69,313
ASGN, Inc. (a) ......................................................... 772 48,651
Atkore, Inc. ........................................................... 571 34,254
AZZ, Inc. ............................................................ 534 44,648
Boise Cascade Co. ...................................................... 440 43,160
Brady Corp. , Class A .................................................... 1,073 75,797
Casella Waste Systems, Inc. (a) ............................................. 677 75,492
CBIZ, Inc. (a) .......................................................... 636 48,247

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Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
Concentrix Corp. ....................................................... 842 $ 46,849
Construction Partners, Inc. , Class A (a) ........................................ 490 35,216
CoreCivic, Inc. (a) ...................................................... 1,465 29,725
CSG Systems International, Inc. ............................................ 1,004 60,712
CSW Industrials, Inc. .................................................... 164 47,809
DNOW, Inc. (a) ........................................................ 2,589 44,220
Dycom Industries, Inc. (a) ................................................. 260 39,608
Enerpac Tool Group Corp. ................................................ 1,472 66,034
EnerSys .............................................................. 657 60,168
Enpro, Inc. ........................................................... 275 44,492
Esab Corp. ............................................................ 434 50,561
ESCO Technologies, Inc. ................................................. 301 47,895
Everus Construction Group, Inc. (a) .......................................... 563 20,882
ExlService Holdings, Inc. (a) ............................................... 1,511 71,334
Exponent, Inc. ......................................................... 850 68,901
Federal Signal Corp. ..................................................... 653 48,028
Franklin Electric Co., Inc. ................................................. 659 61,867
Frontier Group Holdings, Inc. (a) ............................................ 3,257 14,135
GATX Corp. .......................................................... 411 63,816
Genpact Ltd. .......................................................... 1,052 53,000
Gibraltar Industries, Inc. (a) ................................................ 747 43,819
GMS, Inc. (a) .......................................................... 701 51,292
Granite Construction, Inc. ................................................. 873 65,824
Griffon Corp. .......................................................... 519 37,109
Hayward Holdings, Inc. (a) ................................................ 3,621 50,404
Herc Holdings, Inc. ..................................................... 246 33,030
Hexcel Corp. .......................................................... 1,048 57,388
Hillman Solutions Corp. (a) ................................................ 5,610 49,312
HNI Corp. ............................................................ 1,321 58,586
Hub Group, Inc. , Class A ................................................. 1,448 53,822
Huron Consulting Group, Inc. (a) ............................................ 339 48,630
IES Holdings, Inc. (a) .................................................... 134 22,125
Innodata, Inc. (a) ........................................................ 255 9,155
Insperity, Inc. .......................................................... 507 45,240
JBT Marel Corp. ....................................................... 329 40,204
Kadant, Inc. ........................................................... 140 47,167
Kennametal, Inc. ....................................................... 2,464 52,483
Korn Ferry ........................................................... 881 59,758
Kratos Defense & Security Solutions, Inc. (a) ................................... 1,581 46,940
Legalzoom.com, Inc. (a) .................................................. 3,362 28,947
Loar Holdings, Inc. (a) ................................................... 449 31,722
Lyft, Inc. , Class A (a) .................................................... 2,221 26,363
ManpowerGroup, Inc. ................................................... 1,044 60,427
Masterbrand, Inc. (a) ..................................................... 3,228 42,158
Matson, Inc. .......................................................... 366 46,910
Maximus, Inc. ......................................................... 1,085 73,986
MDU Resources Group, Inc. ............................................... 3,651 61,738
Moog, Inc. , Class A ..................................................... 284 49,231
MSC Industrial Direct Co., Inc. ............................................. 704 54,680
Mueller Water Products, Inc. , Class A ........................................ 2,026 51,501
MYR Group, Inc. (a) ..................................................... 270 30,534
OPENLANE, Inc. (a) .................................................... 2,811 54,196
Pitney Bowes, Inc. ...................................................... 3,194 28,906
Powell Industries, Inc. ................................................... 121 20,610
Primoris Services Corp. .................................................. 499 28,648
Resideo Technologies, Inc. (a) .............................................. 2,591 45,861
Rush Enterprises, Inc. , Class A ............................................. 894 47,749
Ryder System, Inc. ...................................................... 395 56,805
Schneider National, Inc. , Class B ............................................ 2,603 59,479
Science Applications International Corp. ...................................... 607 68,148
SkyWest, Inc. (a) ........................................................ 490 42,811
Standex International Corp. ................................................ 326 52,613
Sterling Infrastructure, Inc. (a) .............................................. 225 25,472
Tecnoglass, Inc. ........................................................ 494 35,346

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Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
Tennant Co. ........................................................... 757 $ 60,371
Terex Corp. ........................................................... 1,019 38,498
The Brink's Co. ........................................................ 705 60,743
The Greenbrier Cos., Inc. ................................................. 835 42,769
The Timken Co. ........................................................ 700 50,309
TriNet Group, Inc. ...................................................... 584 46,276
Trinity Industries, Inc. ................................................... 1,603 44,980
UL Solutions, Inc. , Class A ................................................ 1,257 70,895
UniFirst Corp. ......................................................... 203 35,322
Upwork, Inc. (a) ........................................................ 1,991 25,983
Valmont Industries, Inc. .................................................. 141 40,237
Verra Mobility Corp. (a) .................................................. 2,567 57,783
Vicor Corp. (a) ......................................................... 418 19,554
VSE Corp. ............................................................ 317 38,037
Watts Water Technologies, Inc. , Class A ....................................... 328 66,886
Werner Enterprises, Inc. .................................................. 2,023 59,274
Zurn Elkay Water Solutions Corp. ........................................... 1,990 65,630
4,700,290
Information Technology (8.7%):
ACI Worldwide, Inc. (a) .................................................. 972 53,178
ACM Research, Inc. , Class A (a) ............................................ 881 20,563
Adeia, Inc. ............................................................ 2,216 29,296
Advanced Energy Industries, Inc. ........................................... 378 36,027
Agilysys, Inc. (a) ....................................................... 453 32,861
Alarm.com Holdings, Inc. (a) ............................................... 1,007 56,040
Appfolio, Inc. , Class A (a) ................................................. 226 49,697
Avnet, Inc. ............................................................ 1,393 66,989
Axcelis Technologies, Inc. (a) .............................................. 622 30,895
Badger Meter, Inc. ...................................................... 304 57,836
Belden, Inc. ........................................................... 492 49,323
BILL Holdings, Inc. (a) ................................................... 498 22,853
BlackLine, Inc. (a) ...................................................... 975 47,210
Box, Inc. , Class A (a) .................................................... 2,074 64,004
CCC Intelligent Solutions Holdings, Inc. (a) .................................... 8,160 73,685
Cleanspark, Inc. (a) ...................................................... 2,165 14,549
Clear Secure, Inc. , Class A ................................................ 1,318 34,149
Clearwater Analytics Holdings, Inc. , Class A (a) ................................. 1,304 34,947
Crane NXT Co. ........................................................ 1,058 54,381
Credo Technology Group Holding Ltd. (a) ..................................... 326 13,092
DigitalOcean Holdings, Inc. (a) ............................................. 783 26,144
Diodes, Inc. (a) ......................................................... 758 32,723
Dolby Laboratories, Inc. , Class A ........................................... 746 59,911
DoubleVerify Holdings, Inc. (a) ............................................. 2,399 32,075
Dropbox, Inc. , Class A (a) ................................................. 2,079 55,530
ePlus, Inc. (a) .......................................................... 667 40,707
FormFactor, Inc. (a) ..................................................... 969 27,413
Impinj, Inc. (a) ......................................................... 346 31,382
Informatica, Inc. , Class A (a) ............................................... 2,298 40,100
InterDigital, Inc. ....................................................... 238 49,207
Itron, Inc. (a) .......................................................... 483 50,599
Kyndryl Holdings, Inc. (a) ................................................. 1,137 35,702
LiveRamp Holdings, Inc. (a) ............................................... 1,531 40,020
MARA Holdings, Inc. (a) (c) ................................................ 1,330 15,295
N-able, Inc. (a) ......................................................... 7,481 53,040
OSI Systems, Inc. (a) ..................................................... 244 47,419
PC Connection, Inc. ..................................................... 870 54,305
Pegasystems, Inc. ....................................................... 493 34,273
Plexus Corp. (a) ........................................................ 386 49,458
Power Integrations, Inc. .................................................. 753 38,026
Progress Software Corp. .................................................. 1,016 52,334
Qualys, Inc. (a) ......................................................... 324 40,801
Rambus, Inc. (a) ........................................................ 535 27,700
Rapid7, Inc. (a) ......................................................... 1,621 42,973
Riot Platforms, Inc. (a) ................................................... 2,064 14,696

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Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
Sanmina Corp. (a) ....................................................... 632 $ 48,146
SEMrush Holdings, Inc. , Class A (a) .......................................... 3,259 30,406
Sprinklr, Inc. , Class A (a) .................................................. 5,631 47,019
Synaptics, Inc. (a) ....................................................... 531 33,835
Teradata Corp. (a) ....................................................... 1,710 38,441
TTM Technologies, Inc. (a) ................................................ 1,788 36,672
Vontier Corp. .......................................................... 1,629 53,513
2,121,440
Insurance (4.9%):
Assured Guaranty Ltd. ................................................... 809 71,273
Axis Capital Holdings Ltd. ................................................ 830 83,199
Brighthouse Financial, Inc. (a) .............................................. 796 46,160
CNO Financial Group, Inc. ................................................ 1,472 61,309
First American Financial Corp. ............................................. 1,269 83,284
Genworth Financial, Inc. (a) ................................................ 9,972 70,702
Goosehead Insurance, Inc. , Class A .......................................... 266 31,404
Hamilton Insurance Group Ltd. , Class B (a) .................................... 2,625 54,416
Horace Mann Educators Corp. .............................................. 1,627 69,522
Kemper Corp. ......................................................... 1,065 71,195
Lincoln National Corp. ................................................... 1,294 46,468
Mercury General Corp. ................................................... 756 42,260
Palomar Holdings, Inc. (a) ................................................. 356 48,800
Root, Inc. , Class A (a) .................................................... 113 15,079
Selective Insurance Group, Inc. ............................................. 581 53,185
SiriusPoint Ltd. (a) ...................................................... 3,343 57,800
Skyward Specialty Insurance Group, Inc. (a) .................................... 992 52,497
Stewart Information Services Corp. .......................................... 890 63,502
The Hanover Insurance Group, Inc. .......................................... 456 79,321
White Mountains Insurance Group Ltd. ....................................... 42 80,884
1,182,260
Materials (5.2%):
Alpha Metallurgical Resources, Inc. (a) ........................................ 252 31,563
Avient Corp. .......................................................... 1,308 48,605
Balchem Corp. ......................................................... 429 71,214
Cabot Corp. ........................................................... 595 49,468
Century Aluminum Co. (a) ................................................. 1,329 24,666
Coeur Mining, Inc. (a) .................................................... 5,243 31,039
Greif, Inc. , Class A ...................................................... 1,084 59,609
H.B. Fuller Co. ........................................................ 1,227 68,859
Hawkins, Inc. ......................................................... 382 40,462
Hecla Mining Co. ....................................................... 6,585 36,613
Innospec, Inc. ......................................................... 539 51,070
Knife River Corp. (a) .................................................... 475 42,850
Materion Corp. ........................................................ 478 39,005
Minerals Technologies, Inc. ................................................ 920 58,484
NewMarket Corp. ...................................................... 126 71,373
Olin Corp. ............................................................ 1,934 46,880
Quaker Chemical Corp. .................................................. 386 47,714
Sealed Air Corp. ....................................................... 1,939 56,037
Sensient Technologies Corp. ............................................... 1,026 76,365
Silgan Holdings, Inc. .................................................... 1,560 79,747
Sonoco Products Co. .................................................... 1,807 85,363
Sylvamo Corp. ......................................................... 649 43,528
The Chemours Co. ...................................................... 2,388 32,310
United States Lime & Minerals, Inc. ......................................... 418 36,943
Warrior Met Coal, Inc. ................................................... 767 36,601
1,266,368
Mortgage Real Estate Investment
Trusts (REITs) (0.2%):
HA Sustainable Infrastructure Capital, Inc. ..................................... 1,616 47,252
Real Estate (0.8%):
DigitalBridge Group, Inc. ................................................. 3,393 29,926

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
Howard Hughes Holdings, Inc. (a) ........................................... 695 $ 51,486
Newmark Group, Inc. , Class A ............................................. 3,575 43,508
The St. Joe Co. ........................................................ 1,460 68,547
193,467
Utilities (7.0%):
American States Water Co. ................................................ 1,100 86,548
Avista Corp. .......................................................... 2,124 88,932
Black Hills Corp. ....................................................... 1,556 94,371
California Water Service Group ............................................. 1,747 84,660
Chesapeake Utilities Corp. ................................................ 693 89,002
Clearway Energy, Inc. , Class C ............................................. 2,109 63,839
IDACORP, Inc. ........................................................ 885 102,855
MGE Energy, Inc. ...................................................... 805 74,833
New Jersey Resources Corp. ............................................... 1,965 96,403
Northwest Natural Holding Co. ............................................. 2,130 90,994
Northwestern Energy Group, Inc. ........................................... 1,553 89,872
ONE Gas, Inc. ......................................................... 1,161 87,760
Ormat Technologies, Inc. ................................................. 932 65,958
Otter Tail Corp. ........................................................ 781 62,769
Portland General Electric Co. .............................................. 2,243 100,038
SJW Group ........................................................... 1,319 72,136
Southwest Gas Holdings, Inc. .............................................. 1,037 74,456
Spire, Inc. ............................................................ 1,064 83,258
Talen Energy Corp. (a) ................................................... 141 28,153
TXNM Energy, Inc. ..................................................... 1,765 94,392
UGI Corp. ............................................................ 1,827 60,419
1,691,648
Total Common Stocks (Cost $23,860,586) 24,203,462
Collateral for Securities Loaned (0.7%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .26% (d) ........ 43,428 43,428
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .27% (d) ............ 43,428 43,428
Invesco Government & Agency Portfolio, Institutional Shares , 4 .30% (d) ............... 43,428 43,428
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .27% (d) . 43,428 43,428
Total Collateral for Securities Loaned (Cost $173,712) 173,712
Total Investments (Cost $24,034,298) — 100.3% 24,377,174
Liabilities in excess of other assets — (0.3)% (85,002)
NET ASSETS - 100.00% $ 24,292,172
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Affiliated security.
(c) All or a portion of this security is on loan.
(d) Rate disclosed is the daily yield on March 31, 2025.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini Russell 2000 Index Futures ...... 1 6/20/25 $ 104,909 $ 101,355 $ (3,554)
Total unrealized appreciation $ —
Total unrealized depreciation (3,554)
Total net unrealized appreciation (depreciation) $ (3,554)

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Schedule of Portfolio Investments — continued
March 31, 2025
Affiliated Holdings
Fair Value
6/30/2024
Purchases
at Cost
Proceeds
from Sales
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
3/31/2025 Shares
Dividend
Income
Capital Gain
Distribution
Victory Capital Holdings,
Inc. , Class A ....... $ 94,314 $ 21,282 $ (87,750) $ 27,784 $ (10,028) $ 45,602 788 $ 4,140 $ —

Schedule of Portfolio Investments
March 31, 2025
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(Unaudited)
Security Description Shares Value
Common Stocks (98.7%)
Australia (6.0%):
Communication Services (0.5%):
REA Group Ltd. ........................................................ 1,181 $ 161,977
Telstra Group Ltd. ...................................................... 138,881 365,255
527,232
Consumer Discretionary (0.4%):
Aristocrat Leisure Ltd. ................................................... 4,930 197,567
Wesfarmers Ltd. ........................................................ 5,169 232,526
430,093
Consumer Staples (0.7%):
Coles Group Ltd.(a) ..................................................... 30,470 371,745
Woolworths Group Ltd. .................................................. 15,939 294,232
665,977
Energy (0.4%):
Santos Ltd. ........................................................... 59,266 246,576
Woodside Energy Group Ltd. .............................................. 12,853 185,637
432,213
Financials (1.8%):
ANZ Group Holdings Ltd.(a) .............................................. 14,290 259,685
Commonwealth Bank of Australia ........................................... 2,454 231,377
Insurance Australia Group Ltd. ............................................. 39,435 189,936
Macquarie Group Ltd. ................................................... 1,844 226,519
National Australia Bank Ltd. ............................................... 10,206 216,901
QBE Insurance Group Ltd. ................................................ 17,617 241,017
Suncorp Group Ltd. ..................................................... 17,683 212,425
Westpac Banking Corp. .................................................. 13,311 262,516
1,840,376
Health Care (0.6%):
Cochlear Ltd. .......................................................... 1,087 178,114
CSL Ltd. ............................................................. 1,848 287,780
Pro Medicus Ltd. ....................................................... 835 104,215
570,109
Industrials (0.6%):
Brambles Ltd. ......................................................... 17,371 217,358
Computershare Ltd. ..................................................... 6,654 162,654
SGH Ltd. ............................................................. 6,539 202,816
582,828
Information Technology (0.1%):
WiseTech Global Ltd.(a) .................................................. 1,669 84,692
Materials (0.7%):
BHP Group Ltd. ........................................................ 9,890 236,010
Fortescue Ltd. ......................................................... 12,726 122,190
Northern Star Resources Ltd.(a) ............................................ 16,047 183,650
Rio Tinto Ltd. ......................................................... 3,047 219,831
761,681
Utilities (0.2%):
Origin Energy Ltd. ...................................................... 31,452 206,894
6,102,095
Austria (0.7%):
Energy (0.3%):
OMV AG ............................................................ 5,890 302,492
Financials (0.2%):
Erste Group Bank AG .................................................... 2,887 198,897
Utilities (0.2%):
Verbund AG .......................................................... 2,782 196,867
698,256

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares Value
Belgium (0.6%):
Consumer Staples (0.2%):
Anheuser-Busch InBev SA ................................................ 3,681 $ 226,535
Financials (0.2%):
KBC Group NV ........................................................ 2,678 243,218
Health Care (0.2%):
UCB SA ............................................................. 1,054 185,467
655,220
Canada (12.2%):
Communication Services (0.7%):
BCE, Inc. ............................................................ 8,849 203,129
Rogers Communications, Inc., Class B(b) ..................................... 9,079 242,481
TELUS Corp.(b) ....................................................... 18,744 268,870
714,480
Consumer Discretionary (0.6%):
Dollarama, Inc. ........................................................ 2,228 238,269
Magna International, Inc. ................................................. 4,467 151,839
Restaurant Brands International, Inc. ......................................... 3,675 245,008
635,116
Consumer Staples (1.2%):
Alimentation Couche-Tard, Inc. ............................................. 4,623 228,018
George Weston Ltd. ..................................................... 1,813 309,113
Loblaw Cos. Ltd. ....................................................... 2,318 324,865
Metro, Inc. ........................................................... 4,894 340,359
1,202,355
Energy (2.2%):
ARC Resources Ltd. ..................................................... 8,809 177,111
Cameco Corp. ......................................................... 2,410 99,220
Canadian Natural Resources Ltd. ............................................ 6,724 206,921
Cenovus Energy, Inc. .................................................... 12,392 172,243
Enbridge, Inc. ......................................................... 8,145 360,522
Imperial Oil Ltd. ....................................................... 2,604 188,120
Pembina Pipeline Corp. .................................................. 7,745 309,822
Suncor Energy, Inc. ..................................................... 5,225 202,333
TC Energy Corp. ....................................................... 6,208 293,207
Tourmaline Oil Corp. .................................................... 4,147 200,015
2,209,514
Financials (3.5%):
Bank of Montreal ....................................................... 2,543 242,865
Brookfield Corp. ....................................................... 3,278 171,566
Canadian Imperial Bank of Commerce ........................................ 4,944 278,141
Fairfax Financial Holdings Ltd. ............................................. 154 222,597
Great-West Lifeco, Inc. ................................................... 7,107 278,472
Intact Financial Corp. .................................................... 1,481 302,612
Manulife Financial Corp. ................................................. 7,724 240,701
National Bank of Canada ................................................. 3,355 276,929
Power Corp. of Canada ................................................... 8,453 298,901
Royal Bank of Canada ................................................... 3,090 348,106
Sun Life Financial, Inc. .................................................. 5,185 296,780
The Bank of Nova Scotia ................................................. 6,684 316,943
The Toronto-Dominion Bank ............................................... 4,385 262,783
3,537,396
Industrials (1.3%):
Canadian National Railway Co. ............................................. 2,692 261,997
Canadian Pacific Kansas City Ltd. ........................................... 3,208 225,155
Thomson Reuters Corp. .................................................. 1,581 272,854
Waste Connections, Inc. .................................................. 1,793 349,516
WSP Global, Inc. ....................................................... 1,454 246,773
1,356,295

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Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares Value
Information Technology (0.6%):
Celestica, Inc.(a) ....................................................... 655 $ 51,675
CGI, Inc. ............................................................. 2,456 245,208
Constellation Software, Inc. ............................................... 63 199,537
Shopify, Inc., Class A(a) .................................................. 847 80,585
577,005
Materials (1.1%):
Agnico Eagle Mines Ltd. ................................................. 1,787 193,628
Barrick Gold Corp. ...................................................... 8,812 171,108
Ivanhoe Mines Ltd.(a) ................................................... 11,002 93,435
Kinross Gold Corp. ..................................................... 11,363 143,173
Nutrien Ltd. ........................................................... 3,766 186,926
Teck Resources Ltd., Class B .............................................. 3,862 140,695
Wheaton Precious Metals Corp. ............................................. 2,519 195,494
1,124,459
Utilities (1.0%):
Emera, Inc. ........................................................... 7,370 310,443
Fortis, Inc. ............................................................ 8,078 367,998
Hydro One Ltd.(c) ...................................................... 10,849 364,850
1,043,291
12,399,911
Chile (0.1%):
Materials (0.1%):
Antofagasta PLC ....................................................... 6,490 139,852
Denmark (1.9%):
Consumer Discretionary (0.2%):
Pandora A/S .......................................................... 1,093 166,986
Consumer Staples (0.2%):
Carlsberg A/S, Class B ................................................... 1,444 183,522
Financials (0.5%):
Danske Bank A/S ....................................................... 6,411 209,181
Tryg A/S ............................................................. 12,956 308,176
517,357
Health Care (0.4%):
Coloplast A/S, Class B ................................................... 2,214 232,090
Genmab A/S(a) ........................................................ 757 147,035
Novo Nordisk A/S, Class B ................................................ 1,275 86,825
465,950
Industrials (0.4%):
AP Moller - Maersk A/S, Class B ........................................... 70 121,606
DSV A/S ............................................................. 925 178,661
Vestas Wind Systems A/S(a)(b) ............................................. 7,543 103,782
404,049
Materials (0.2%):
Novonesis A/S ......................................................... 3,768 219,016
1,956,880
Finland (1.6%):
Financials (0.6%):
Nordea Bank Abp ....................................................... 18,251 232,257
Sampo Oyj, A Shares .................................................... 35,373 338,470
570,727
Industrials (0.4%):
Kone Oyj, Class B ...................................................... 4,914 270,113
Wartsila Oyj Abp ....................................................... 8,128 144,079
414,192
Information Technology (0.2%):
Nokia Oyj ............................................................ 38,364 200,759

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March 31, 2025
Security Description Shares Value
Materials (0.2%):
UPM-Kymmene Oyj .................................................... 7,133 $ 190,491
Utilities (0.2%):
Fortum Oyj(b) ......................................................... 13,033 212,919
1,589,088
France (8.1%):
Communication Services (0.8%):
Bollore SE ............................................................ 42,753 249,612
Orange SA ............................................................ 26,958 349,617
Publicis Groupe SA ..................................................... 2,261 212,044
811,273
Consumer Discretionary (1.2%):
Accor SA ............................................................ 4,527 205,034
Cie Generale des Etablissements Michelin SCA ................................. 6,633 232,431
Hermes International SCA ................................................ 64 166,833
Kering SA ............................................................ 444 91,652
LVMH Moet Hennessy Louis Vuitton SE ...................................... 222 137,223
Renault SA ........................................................... 3,406 171,423
Sodexo SA ........................................................... 2,849 182,972
1,187,568
Consumer Staples (0.8%):
Danone SA ........................................................... 5,036 385,718
L'Oreal SA ........................................................... 559 207,215
Pernod Ricard SA ....................................................... 1,800 177,606
770,539
Energy (0.3%):
TotalEnergies SE ....................................................... 4,398 283,690
Financials (1.2%):
Amundi SA(c) ......................................................... 2,858 222,485
AXA SA ............................................................. 6,966 296,746
BNP Paribas SA ........................................................ 2,904 241,482
Credit Agricole SA ...................................................... 15,823 286,983
Societe Generale SA ..................................................... 3,670 164,235
1,211,931
Health Care (0.8%):
BioMerieux ........................................................... 1,984 244,970
EssilorLuxottica SA(a) ................................................... 786 225,543
Sanofi SA ............................................................ 2,596 286,068
Sartorius Stedim Biotech ................................................. 488 96,212
852,793
Industrials (1.8%):
Airbus SE ............................................................ 1,145 201,517
Bouygues SA .......................................................... 8,098 318,789
Bureau Veritas SA ...................................................... 7,596 229,465
Cie de Saint-Gobain SA .................................................. 1,954 193,731
Legrand SA ........................................................... 1,652 173,684
Schneider Electric SE .................................................... 649 147,883
Thales SA ............................................................ 990 262,887
Vinci SA ............................................................. 2,161 271,731
1,799,687
Information Technology (0.3%):
Capgemini SE ......................................................... 1,182 176,425
Dassault Systemes SE .................................................... 4,889 184,692
361,117
Materials (0.3%):
Air Liquide SA ........................................................ 1,578 298,812
Utilities (0.6%):
Engie SA ............................................................. 17,493 341,103

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Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares Value
Veolia Environnement SA ................................................. 8,908 $ 305,794
646,897
8,224,307
Germany (6.9%):
Communication Services (0.5%):
CTS Eventim AG & Co. KGaA ............................................. 1,535 153,019
Deutsche Telekom AG ................................................... 9,209 340,720
493,739
Consumer Discretionary (0.6%):
adidas AG ............................................................ 728 170,567
Bayerische Motoren Werke AG ............................................. 1,868 148,810
Continental AG ........................................................ 1,933 134,928
Mercedes-Benz Group AG ................................................ 3,100 181,629
635,934
Consumer Staples (0.3%):
Beiersdorf AG ......................................................... 2,083 268,905
Financials (1.8%):
Allianz SE, Registered Shares .............................................. 989 376,502
Commerzbank AG ...................................................... 6,987 158,414
Deutsche Bank AG, Registered Shares ........................................ 8,217 193,853
Deutsche Boerse AG .................................................... 1,277 375,686
Hannover Rueck SE ..................................................... 911 270,572
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R ............... 411 258,802
Talanx AG ............................................................ 2,312 241,724
1,875,553
Health Care (0.6%):
Fresenius Medical Care AG ............................................... 3,923 193,584
Fresenius SE & Co. KGaA(a) .............................................. 5,974 254,294
Merck KGaA .......................................................... 1,488 203,677
651,555
Industrials (1.2%):
Daimler Truck Holding AG ................................................ 3,716 149,138
Deutsche Post AG ...................................................... 5,557 237,205
HOCHTIEF AG ........................................................ 1,312 222,710
Knorr-Bremse AG ...................................................... 2,449 221,228
Rheinmetall AG ........................................................ 120 171,132
Siemens AG, Registered Shares ............................................. 815 186,721
1,188,134
Information Technology (0.5%):
Infineon Technologies AG ................................................. 3,710 121,922
Nemetschek SE ........................................................ 1,564 180,598
SAP SE .............................................................. 834 220,380
522,900
Materials (0.7%):
BASF SE ............................................................ 3,574 177,348
Heidelberg Materials AG ................................................. 1,253 213,439
Symrise AG ........................................................... 2,735 282,992
673,779
Real Estate (0.2%):
Vonovia SE(a) ......................................................... 6,306 170,178
Utilities (0.5%):
E.ON SE ............................................................. 20,587 310,730
RWE AG ............................................................. 6,239 222,740
533,470
7,014,147
Hong Kong (2.9%):
Consumer Discretionary (0.1%):
Galaxy Entertainment Group Ltd. ........................................... 29,841 116,584

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Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares Value
Financials (0.6%):
AIA Group Ltd. ........................................................ 20,479 $ 154,227
Hang Seng Bank Ltd. .................................................... 14,321 193,985
Hong Kong Exchanges & Clearing Ltd. ....................................... 2,500 110,780
Prudential PLC(a) ...................................................... 17,561 187,383
646,375
Industrials (0.6%):
CK Hutchison Holdings Ltd. ............................................... 47,563 267,424
MTR Corp. Ltd. ........................................................ 69,726 228,053
Techtronic Industries Co. Ltd. .............................................. 10,380 124,394
619,871
Real Estate (0.8%):
CK Asset Holdings Ltd. .................................................. 48,316 195,283
Henderson Land Development Co. Ltd. ....................................... 64,025 183,899
Sun Hung Kai Properties Ltd. .............................................. 20,856 198,075
Swire Pacific Ltd., Class A ................................................ 23,527 207,417
784,674
Utilities (0.8%):
CLP Holdings Ltd. ...................................................... 38,591 314,433
Hong Kong & China Gas Co. Ltd. ........................................... 337,755 290,390
Power Assets Holdings Ltd. ............................................... 37,883 226,874
831,697
2,999,201
Ireland (1.2%):
Consumer Staples (0.2%):
Kerry Group PLC, Class A ................................................ 2,357 246,684
Financials (0.3%):
AIB Group PLC ........................................................ 26,155 168,258
Bank of Ireland Group PLC ............................................... 13,429 157,463
325,721
Industrials (0.6%):
Experian PLC ......................................................... 5,469 252,017
Kingspan Group PLC .................................................... 1,965 157,536
Ryanair Holdings PLC, ADR ............................................... 3,715 157,404
566,957
Materials (0.1%):
Smurfit WestRock PLC ................................................... 2,869 128,204
1,267,566
Israel (1.0%):
Financials (0.7%):
Bank Hapoalim BM ..................................................... 18,618 251,102
Bank Leumi Le-Israel BM ................................................ 17,842 239,386
Mizrahi Tefahot Bank Ltd. ................................................ 5,249 235,365
725,853
Industrials (0.3%):
Elbit Systems Ltd. ...................................................... 717 275,160
1,001,013
Italy (3.5%):
Consumer Discretionary (0.1%):
Moncler SpA .......................................................... 2,235 136,772
Consumer Staples (0.1%):
Davide Campari-Milano NV, Class M(b) ...................................... 21,431 125,449
Energy (0.3%):
Eni SpA ............................................................. 20,184 312,024
Financials (1.5%):
FinecoBank Banca Fineco SpA ............................................. 11,555 227,315
Generali ............................................................. 8,434 295,267
Intesa Sanpaolo SpA ..................................................... 46,652 238,783

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Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares Value
Mediobanca Banca di Credito Finanziario SpA .................................. 11,828 $ 220,792
Poste Italiane SpA(c) .................................................... 17,991 319,594
UniCredit SpA ......................................................... 3,256 181,405
1,483,156
Health Care (0.2%):
Recordati Industria Chimica e Farmaceutica SpA ................................ 3,856 218,044
Industrials (0.3%):
Leonardo SpA ......................................................... 3,891 188,597
Prysmian SpA ......................................................... 2,409 131,168
319,765
Utilities (1.0%):
Enel SpA ............................................................. 40,542 328,623
Snam SpA ............................................................ 63,464 329,019
Terna - Rete Elettrica Nazionale ............................................ 39,730 359,284
1,016,926
3,612,136
Japan (16.0%):
Communication Services (1.5%):
Capcom Co. Ltd. ....................................................... 4,500 109,942
KDDI Corp. ........................................................... 15,400 242,291
Konami Group Corp. .................................................... 1,100 128,946
LY Corp. ............................................................. 52,500 177,240
Nexon Co. Ltd. ........................................................ 7,800 106,101
Nintendo Co. Ltd. ...................................................... 1,800 121,344
Nippon Telegraph & Telephone Corp. ........................................ 305,900 295,151
SoftBank Corp. ........................................................ 193,500 268,890
SoftBank Group Corp. ................................................... 1,700 84,779
1,534,684
Consumer Discretionary (2.4%):
Asics Corp. ........................................................... 4,600 96,466
Bandai Namco Holdings, Inc. .............................................. 3,900 130,130
Bridgestone Corp. ...................................................... 4,100 163,896
Denso Corp. .......................................................... 9,800 120,499
Fast Retailing Co. Ltd. ................................................... 500 146,896
Honda Motor Co. Ltd. ................................................... 11,900 106,526
Nissan Motor Co. Ltd. ................................................... 29,300 73,987
Nitori Holdings Co. Ltd. .................................................. 1,500 148,330
Oriental Land Co. Ltd. ................................................... 7,600 149,243
Pan Pacific International Holdings Corp. ...................................... 5,300 144,507
Panasonic Holdings Corp. ................................................. 10,700 126,392
Sanrio Co. Ltd. ........................................................ 2,100 96,199
Sekisui House Ltd. ...................................................... 6,800 151,444
Shimano, Inc. ......................................................... 1,200 167,914
Sony Group Corp. ...................................................... 5,800 145,609
Subaru Corp. .......................................................... 5,900 104,057
Sumitomo Electric Industries Ltd. ........................................... 6,300 103,593
Suzuki Motor Corp. ..................................................... 9,600 115,863
Toyota Motor Corp. ..................................................... 6,800 118,616
2,410,167
Consumer Staples (1.5%):
Aeon Co. Ltd. ......................................................... 8,800 220,044
Ajinomoto Co., Inc. ..................................................... 9,200 181,491
Asahi Group Holdings Ltd. ................................................ 14,400 183,589
Japan Tobacco, Inc. ..................................................... 6,800 186,539
Kao Corp. ............................................................ 5,100 220,126
Kirin Holdings Co. Ltd. .................................................. 19,900 275,670
Seven & i Holdings Co. Ltd. ............................................... 7,500 108,171
Unicharm Corp. ........................................................ 24,700 195,910
1,571,540
Energy (0.3%):
ENEOS Holdings, Inc. ................................................... 25,700 134,061

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Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares Value
Inpex Corp. ........................................................... 11,200 $ 153,657
287,718
Financials (1.9%):
Dai-ichi Life Holdings, Inc. ............................................... 16,800 126,921
Japan Exchange Group, Inc. ............................................... 14,700 149,725
Japan Post Bank Co. Ltd. ................................................. 14,700 147,618
Japan Post Holdings Co. Ltd. .............................................. 13,100 130,415
Mitsubishi UFJ Financial Group, Inc. ......................................... 10,000 134,093
Mizuho Financial Group, Inc. .............................................. 4,270 115,342
MS&AD Insurance Group Holdings, Inc. ...................................... 5,900 126,875
Nomura Holdings, Inc. ................................................... 17,200 104,161
ORIX Corp. ........................................................... 6,300 129,554
Resona Holdings, Inc. .................................................... 13,700 117,570
Sompo Holdings, Inc. .................................................... 4,000 120,584
Sumitomo Mitsui Financial Group, Inc. ....................................... 5,100 129,056
Sumitomo Mitsui Trust Group, Inc. .......................................... 5,500 136,427
T&D Holdings, Inc. ..................................................... 5,700 120,636
Tokio Marine Holdings, Inc. ............................................... 3,000 114,743
1,903,720
Health Care (1.5%):
Chugai Pharmaceutical Co. Ltd. ............................................ 2,400 108,806
Daiichi Sankyo Co. Ltd. .................................................. 5,500 128,762
Hoya Corp. ........................................................... 1,100 123,078
Olympus Corp. ........................................................ 11,900 154,533
Otsuka Holdings Co. Ltd. ................................................. 3,700 191,279
Shionogi & Co. Ltd. ..................................................... 13,200 197,688
Sysmex Corp. ......................................................... 9,200 174,037
Takeda Pharmaceutical Co. Ltd. ............................................ 9,200 270,718
Terumo Corp. ......................................................... 7,700 143,608
1,492,509
Industrials (3.4%):
Central Japan Railway Co. ................................................ 10,600 201,723
Daikin Industries Ltd. .................................................... 1,400 150,670
East Japan Railway Co. .................................................. 10,300 202,744
FANUC Corp. ......................................................... 4,900 132,653
Fujikura Ltd. .......................................................... 1,700 61,189
Hikari Tsushin, Inc. ..................................................... 600 154,231
Hitachi Ltd. ........................................................... 3,900 89,926
ITOCHU Corp. ........................................................ 3,200 147,251
Kajima Corp. .......................................................... 6,800 138,204
Komatsu Ltd. .......................................................... 5,000 143,562
Kubota Corp. .......................................................... 13,800 168,486
Marubeni Corp. ........................................................ 8,100 128,519
Mitsubishi Corp. ....................................................... 8,800 154,119
Mitsubishi Electric Corp. ................................................. 7,600 137,841
Mitsubishi Heavy Industries Ltd. ............................................ 6,700 112,850
Mitsui & Co. Ltd. ....................................................... 6,600 123,203
Mitsui OSK Lines Ltd.(b) ................................................. 3,600 124,537
NIDEC Corp. .......................................................... 7,800 129,610
Nippon Yusen KK ...................................................... 3,600 118,128
Recruit Holdings Co. Ltd. ................................................. 2,000 102,114
Secom Co. Ltd. ........................................................ 6,600 223,873
SMC Corp. ........................................................... 400 141,548
Sumitomo Corp. ........................................................ 6,200 139,404
Toyota Industries Corp. ................................................... 1,300 110,132
Toyota Tsusho Corp. ..................................................... 7,400 123,012
3,459,529
Information Technology (1.9%):
Advantest Corp. ........................................................ 1,400 60,417
Canon, Inc. ........................................................... 4,900 151,767
Disco Corp. ........................................................... 300 59,802
FUJIFILM Holdings Corp. ................................................ 6,700 127,080

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Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares Value
Fujitsu Ltd. ........................................................... 6,500 $ 127,902
Keyence Corp. ......................................................... 300 116,983
Kyocera Corp. ......................................................... 13,000 145,239
Murata Manufacturing Co. Ltd. ............................................. 7,200 110,686
NEC Corp. ........................................................... 5,500 115,340
Nomura Research Institute Ltd. ............................................. 4,778 154,074
NTT Data Group Corp. ................................................... 6,000 107,282
Obic Co. Ltd. .......................................................... 8,200 235,606
Oracle Corp. .......................................................... 2,000 208,775
Renesas Electronics Corp. ................................................. 5,300 70,239
TDK Corp. ........................................................... 9,300 95,871
Tokyo Electron Ltd. ..................................................... 600 80,456
1,967,519
Materials (0.8%):
Nippon Paint Holdings Co. Ltd. ............................................. 18,100 135,294
Nippon Sanso Holdings Corp. .............................................. 3,700 111,368
Nippon Steel Corp.(b) ................................................... 9,400 200,260
Nitto Denko Corp. ...................................................... 5,600 102,127
Shin-Etsu Chemical Co. Ltd. ............................................... 4,300 121,456
Toray Industries, Inc. .................................................... 19,400 131,429
801,934
Real Estate (0.6%):
Daiwa House Industry Co. Ltd. ............................................. 6,200 204,145
Mitsubishi Estate Co. Ltd. ................................................. 10,700 173,517
Mitsui Fudosan Co. Ltd. .................................................. 15,500 137,513
Sumitomo Realty & Development Co. Ltd. .................................... 3,500 130,529
645,704
Utilities (0.2%):
The Kansai Electric Power Co., Inc. .......................................... 9,800 115,827
Tokyo Gas Co. Ltd. ..................................................... 4,800 152,446
268,273
16,343,297
Luxembourg (0.3%):
Energy (0.2%):
Tenaris SA ............................................................ 10,580 206,590
Materials (0.1%):
ArcelorMittal SA ....................................................... 5,450 155,975
362,565
Macau (0.1%):
Consumer Discretionary (0.1%):
Sands China Ltd.(a) ..................................................... 48,518 97,270
Netherlands (4.0%):
Communication Services (0.5%):
Koninklijke KPN NV .................................................... 92,752 392,810
Universal Music Group NV ................................................ 5,044 138,684
531,494
Consumer Discretionary (0.2%):
Prosus NV(a) .......................................................... 3,936 181,182
Consumer Staples (0.7%):
Heineken Holding NV ................................................... 2,700 195,297
Heineken NV .......................................................... 2,249 183,295
Koninklijke Ahold Delhaize NV ............................................ 8,132 303,862
682,454
Financials (1.6%):
ABN AMRO Bank NV, Class CV(c) ......................................... 10,838 226,861
Adyen NV(a)(c) ........................................................ 75 114,012
ASR Nederland NV ..................................................... 5,041 288,758
Euronext NV(c) ........................................................ 2,336 337,683
ING Groep NV ........................................................ 14,721 286,334

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares Value
NN Group NV ......................................................... 6,105 $ 338,485
1,592,133
Health Care (0.1%):
Argenx SE(a) .......................................................... 285 166,581
Industrials (0.5%):
Ferrovial SE .......................................................... 5,739 255,522
Wolters Kluwer NV ..................................................... 1,516 235,292
490,814
Information Technology (0.2%):
ASM International NV ................................................... 211 94,766
ASML Holding NV ..................................................... 158 103,523
198,289
Materials (0.2%):
Akzo Nobel NV ........................................................ 3,241 198,616
4,041,563
New Zealand (0.4%):
Health Care (0.2%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 9,112 173,438
Information Technology (0.2%):
Xero Ltd.(a) ........................................................... 1,985 191,894
365,332
Norway (1.4%):
Communication Services (0.3%):
Telenor ASA .......................................................... 23,035 329,697
Energy (0.4%):
Aker BP ASA ......................................................... 8,859 210,206
Equinor ASA .......................................................... 7,912 209,670
419,876
Financials (0.3%):
DNB Bank ASA ........................................................ 12,558 329,028
Industrials (0.2%):
Kongsberg Gruppen ASA ................................................. 1,177 171,821
Materials (0.2%):
Norsk Hydro ASA ...................................................... 28,150 161,485
1,411,907
Portugal (0.6%):
Consumer Staples (0.2%):
Jeronimo Martins SGPS SA ............................................... 7,213 152,854
Energy (0.2%):
Galp Energia SGPS SA ................................................... 13,085 229,614
Utilities (0.2%):
EDP SA .............................................................. 62,282 209,559
592,027
Russian Federation (0.0%):
Materials (0.0%):
Evraz PLC(a)(d)(e) ..................................................... 34,029 —
Singapore (1.7%):
Consumer Staples (0.3%):
Wilmar International Ltd. ................................................. 109,400 272,848
Financials (0.8%):
DBS Group Holdings Ltd. ................................................. 7,930 274,350
Oversea-Chinese Banking Corp. Ltd. ......................................... 24,300 312,976
United Overseas Bank Ltd. ................................................ 10,300 292,084
879,410

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares Value
Industrials (0.6%):
Singapore Airlines Ltd. ................................................... 56,500 $ 285,613
Singapore Technologies Engineering Ltd. ...................................... 63,800 322,515
608,128
1,760,386
South Korea (2.6%):
Communication Services (0.2%):
Krafton, Inc.(a) ........................................................ 471 107,009
NAVER Corp. ......................................................... 1,038 134,659
241,668
Consumer Discretionary (0.5%):
Hyundai Mobis Co. Ltd. .................................................. 945 167,203
Hyundai Motor Co. ..................................................... 1,043 139,699
Kia Corp. ............................................................ 2,280 142,936
449,838
Financials (0.8%):
Hana Financial Group, Inc. ................................................ 3,646 147,593
KB Financial Group, Inc. ................................................. 2,322 124,593
Meritz Financial Group, Inc. ............................................... 1,989 164,816
Samsung Fire & Marine Insurance Co. Ltd. .................................... 414 100,526
Samsung Life Insurance Co. Ltd. ............................................ 2,000 112,613
Shinhan Financial Group Co. Ltd. ........................................... 4,397 140,514
790,655
Health Care (0.1%):
Celltrion, Inc. ......................................................... 1,174 134,765
Industrials (0.5%):
Doosan Enerbility Co. Ltd.(a) .............................................. 5,504 87,665
Hanwha Aerospace Co. Ltd. ............................................... 197 83,895
Hanwha Ocean Co. Ltd.(a) ................................................ 1,481 67,496
HMM Co. Ltd. ......................................................... 9,496 126,158
Samsung C&T Corp. .................................................... 1,752 139,108
504,322
Information Technology (0.3%):
Samsung Electronics Co. Ltd. .............................................. 3,935 154,481
Samsung SDI Co. Ltd. ................................................... 672 86,037
SK Hynix, Inc. ......................................................... 693 89,761
330,279
Materials (0.2%):
Korea Zinc Co. Ltd. ..................................................... 101 53,371
POSCO Holdings, Inc. ................................................... 629 118,981
172,352
2,623,879
Spain (2.8%):
Consumer Discretionary (0.5%):
Amadeus IT Group SA ................................................... 3,480 265,261
Industria de Diseno Textil SA .............................................. 4,236 209,991
475,252
Consumer Staples (0.1%):
Puig Brands SA, Class B(a) ............................................... 7,958 135,430
Energy (0.3%):
Repsol SA ............................................................ 18,965 252,210
Financials (0.7%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 13,505 183,177
Banco de Sabadell SA ................................................... 62,203 173,582
Banco Santander SA ..................................................... 26,545 177,828
CaixaBank SA ......................................................... 26,674 206,897
741,484

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares Value
Industrials (0.6%):
ACS Actividades de Construccion y Servicios SA(a) .............................. 4,547 $ 259,330
Aena SME SA(c) ....................................................... 1,296 303,507
562,837
Utilities (0.6%):
Endesa SA ............................................................ 11,833 313,448
Iberdrola SA .......................................................... 20,802 336,017
649,465
2,816,678
Sweden (4.7%):
Communication Services (0.3%):
Telia Co. AB .......................................................... 78,510 283,555
Consumer Discretionary (0.3%):
Evolution AB(c) ........................................................ 1,928 143,143
H & M Hennes & Mauritz AB, Class B(b) ..................................... 13,926 182,739
325,882
Consumer Staples (0.3%):
Essity AB, Class B ...................................................... 10,306 292,731
Financials (1.7%):
EQT AB(b) ........................................................... 4,739 143,473
Industrivarden AB, Class C(b) .............................................. 7,986 292,007
Investor AB, Class B .................................................... 9,827 291,791
L E Lundbergforetagen AB, Class B ......................................... 5,859 292,720
Skandinaviska Enskilda Banken AB, Class A(b) ................................. 15,134 247,767
Svenska Handelsbanken AB, Class A(b) ....................................... 19,765 222,575
Swedbank AB, Class A(b) ................................................. 10,141 230,012
1,720,345
Health Care (0.2%):
Swedish Orphan Biovitrum AB(a) ........................................... 5,548 158,689
Industrials (1.6%):
Alfa Laval AB ......................................................... 5,729 244,545
Assa Abloy AB, Class B .................................................. 8,525 254,446
Atlas Copco AB, Class A ................................................. 12,629 200,347
Epiroc AB, Class A ...................................................... 10,462 209,388
Lifco AB, Class B(b) .................................................... 5,348 188,842
Saab AB, Class B ....................................................... 3,796 148,717
Sandvik AB ........................................................... 9,708 202,896
Volvo AB, Class B(b) .................................................... 6,484 189,205
1,638,386
Information Technology (0.3%):
Hexagon AB, Class B .................................................... 15,417 163,638
Telefonaktiebolaget LM Ericsson, Class B ..................................... 22,407 173,228
336,866
4,756,454
Switzerland (6.9%):
Communication Services (0.4%):
Swisscom AG, Registered Shares ........................................... 688 396,310
Consumer Discretionary (0.1%):
Cie Financiere Richemont SA, Registered Shares ................................ 747 129,173
Consumer Staples (0.8%):
Chocoladefabriken Lindt & Spruengli AG, Class PC .............................. 20 269,983
Coca-Cola HBC AG ..................................................... 6,162 278,857
Nestle SA, Registered Shares .............................................. 2,906 293,524
842,364
Financials (1.5%):
Julius Baer Group Ltd. ................................................... 2,596 178,154
Partners Group Holding AG ............................................... 132 185,949
Swiss Life Holding AG ................................................... 401 364,051

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Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares Value
Swiss Re AG .......................................................... 1,423 $ 241,323
UBS Group AG ........................................................ 5,442 165,321
Zurich Insurance Group AG ............................................... 540 375,466
1,510,264
Health Care (1.3%):
Alcon AG ............................................................ 2,720 255,917
Lonza Group AG, Registered Shares ......................................... 315 193,095
Novartis AG, Registered Shares ............................................. 2,643 292,359
Roche Holding AG ...................................................... 812 266,688
Sonova Holding AG ..................................................... 704 204,156
Straumann Holding AG, Class R ............................................ 1,170 140,149
1,352,364
Industrials (1.3%):
ABB Ltd., Registered Shares ............................................... 3,690 188,651
Geberit AG, Registered Shares ............................................. 424 263,652
Kuehne + Nagel International AG, Class R ..................................... 1,080 248,479
Schindler Holding AG, Class PC ............................................ 963 300,278
SGS SA, Registered Shares(a) .............................................. 2,007 199,497
VAT Group AG(c) ...................................................... 371 132,042
1,332,599
Information Technology (0.3%):
Logitech International SA, Class R .......................................... 1,837 153,523
STMicroelectronics NV .................................................. 4,954 107,125
260,648
Materials (1.2%):
DSM-Firmenich AG ..................................................... 2,124 209,805
EMS-Chemie Holding AG ................................................ 388 263,200
Givaudan SA, Registered Shares ............................................ 56 240,461
Holcim AG ........................................................... 2,102 224,578
Sika AG, Registered Shares ................................................ 923 222,480
1,160,524
6,984,246
United Kingdom (10.0%):
Communication Services (0.7%):
BT Group PLC ........................................................ 94,944 203,367
Informa PLC .......................................................... 26,301 261,349
Vodafone Group PLC .................................................... 239,552 225,540
690,256
Consumer Discretionary (1.1%):
Compass Group PLC .................................................... 9,775 322,303
InterContinental Hotels Group PLC .......................................... 2,061 219,651
Next PLC ............................................................ 1,711 244,952
Pearson PLC .......................................................... 19,584 308,067
1,094,973
Consumer Staples (2.1%):
Associated British Foods PLC .............................................. 9,700 239,277
British American Tobacco PLC ............................................. 6,180 253,972
Diageo PLC ........................................................... 7,812 203,248
Haleon PLC ........................................................... 61,168 309,122
Imperial Brands PLC .................................................... 9,132 337,899
Reckitt Benckiser Group PLC .............................................. 3,621 244,583
Tesco PLC ............................................................ 66,956 287,353
Unilever PLC ......................................................... 5,309 316,090
2,191,544
Energy (0.5%):
BP PLC .............................................................. 38,771 218,368
Shell PLC(a) .......................................................... 8,040 293,340
511,708
Financials (2.4%):
3i Group PLC ......................................................... 4,505 210,387

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Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares Value
Admiral Group PLC ..................................................... 6,671 $ 245,545
Aviva PLC ............................................................ 38,230 274,126
Barclays PLC ......................................................... 43,837 162,940
HSBC Holdings PLC .................................................... 21,541 243,122
Legal & General Group PLC ............................................... 81,353 255,105
Lloyds Banking Group PLC ............................................... 213,236 198,505
London Stock Exchange Group PLC ......................................... 2,077 307,410
NatWest Group PLC ..................................................... 30,320 176,918
Standard Chartered PLC .................................................. 12,167 179,058
Wise PLC, Class A(a) .................................................... 11,663 142,344
2,395,460
Health Care (0.6%):
AstraZeneca PLC ....................................................... 1,504 218,600
GSK PLC ............................................................ 12,847 242,575
Smith & Nephew PLC ................................................... 13,032 182,615
643,790
Industrials (1.3%):
Ashtead Group PLC ..................................................... 2,661 142,486
BAE Systems PLC ...................................................... 10,216 205,761
Bunzl PLC ........................................................... 6,316 241,941
International Consolidated Airlines Group SA ................................... 41,071 138,337
RELX PLC ........................................................... 6,355 317,877
Rentokil Initial PLC ..................................................... 25,671 115,244
Rolls-Royce Holdings PLC(a) .............................................. 15,297 147,974
1,309,620
Information Technology (0.3%):
Halma PLC ........................................................... 5,223 174,103
The Sage Group PLC .................................................... 11,260 175,526
349,629
Materials (0.4%):
Anglogold Ashanti PLC .................................................. 4,621 171,531
Rio Tinto PLC ......................................................... 3,889 230,365
401,896
Utilities (0.6%):
National Grid PLC(a) .................................................... 25,339 330,363
SSE PLC(a) ........................................................... 13,380 275,449
605,812
10,194,688
United States (0.5%):
Consumer Discretionary (0.1%):
Flutter Entertainment PLC, Class DI(a) ....................................... 556 121,714
Financials (0.2%):
Brookfield Asset Management Ltd., Class A .................................... 3,239 156,806
Industrials (0.2%):
RB Global, Inc. ........................................................ 2,134 214,201
492,721
Total Common Stocks (Cost $82,874,694) 100,502,685
Warrants (0.0%)
Canada (0.0%):
Information Technology (0.0%):
Constellation Software, Inc., expiring  3/31/40(a)(e) .............................. 112 —
Total Warrants (Cost $–) —
Collateral for Securities Loaned (2.6%)^
United States (2.6%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.26%(f) ........ 659,779 659,779
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.27%(f) ............ 659,779 659,779
Invesco Government & Agency Portfolio, Institutional Shares, 4.30%(f) ................ 659,779 659,779

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Schedule of Portfolio Investments — continued
March 31, 2025
Security Name
Acquisition Date
Cost
Evraz PLC .................................................
3/19/2021
$ 213,602
Security Description Shares Value
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.27%(f) . 659,779 $ 659,779
Total Collateral for Securities Loaned (Cost $2,639,116) 2,639,116
Total Investments (Cost $85,513,810) — 101.3% 103,141,801
Liabilities in excess of other assets — (1.3)% (1,321,635)
NET ASSETS - 100.00% $ 101,820,166
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2025, the fair value of these securities was
$2,164,177 and amounted to 2.1% of net assets.
(d) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at March 31, 2025.
(e) Security was fair valued using significant unobservable inputs as of March 31, 2025.
(f) Rate disclosed is the daily yield on March 31, 2025.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini MSCI EAFE Index Futures ...... 6 6/20/25 $ 739,969 $ 724,890 $ (15,079)
Total unrealized appreciation $ —
Total unrealized depreciation (15,079)
Total net unrealized appreciation (depreciation) $ (15,079)

Schedule of Portfolio Investments
March 31, 2025
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(Unaudited)
Security Description Shares . Value
Common Stocks (99.6%)
Communication Services (4.2%):
AT&T, Inc. ........................................................... 143,427 $ 4,056,116
Comcast Corp., Class A .................................................. 84,388 3,113,917
Omnicom Group, Inc. .................................................... 40,716 3,375,764
Verizon Communications, Inc. .............................................. 94,332 4,278,899
14,824,696
Consumer Discretionary (2.7%):
Best Buy Co., Inc. ...................................................... 29,835 2,196,154
Darden Restaurants, Inc. .................................................. 13,459 2,796,242
Ford Motor Co. ........................................................ 232,505 2,332,025
Genuine Parts Co. ...................................................... 19,691 2,345,986
9,670,407
Consumer Staples (22.6%):
Altria Group, Inc. ....................................................... 76,810 4,610,136
Archer-Daniels-Midland Co. ............................................... 74,060 3,555,621
Conagra Brands, Inc. .................................................... 139,564 3,722,172
Dollar General Corp. .................................................... 23,959 2,106,715
General Mills, Inc. ...................................................... 67,763 4,051,550
Hormel Foods Corp. ..................................................... 140,228 4,338,654
Kenvue, Inc. .......................................................... 126,233 3,027,067
Keurig Dr. Pepper, Inc. ................................................... 132,980 4,550,576
Kimberly-Clark Corp. .................................................... 32,556 4,630,114
Molson Coors Beverage Co., Class B ......................................... 51,992 3,164,753
Mondelez International, Inc., Class A ......................................... 64,145 4,352,238
PepsiCo, Inc. .......................................................... 30,192 4,526,989
Philip Morris International, Inc. ............................................. 21,186 3,362,854
Sysco Corp. ........................................................... 54,112 4,060,564
Target Corp. .......................................................... 17,326 1,808,141
The Campbell's Company ................................................. 90,292 3,604,457
The Clorox Co. ........................................................ 25,221 3,713,792
The Coca-Cola Co. ...................................................... 74,335 5,323,873
The Hershey Co. ....................................................... 17,909 3,062,976
The Kraft Heinz Co. ..................................................... 132,068 4,018,829
Tyson Foods, Inc., Class A ................................................ 64,060 4,087,669
79,679,740
Electric Utilities (16.3%):
Alliant Energy Corp. .................................................... 73,565 4,733,908
American Electric Power Co., Inc. ........................................... 43,814 4,787,556
Duke Energy Corp. ...................................................... 41,861 5,105,786
Edison International ..................................................... 50,445 2,972,219
Entergy Corp. ......................................................... 34,946 2,987,534
Evergy, Inc. ........................................................... 88,263 6,085,734
Eversource Energy ...................................................... 61,321 3,808,647
Exelon Corp. .......................................................... 103,736 4,780,155
FirstEnergy Corp. ....................................................... 110,705 4,474,696
NextEra Energy, Inc. .................................................... 43,933 3,114,410
PPL Corp. ............................................................ 146,702 5,297,409
The Southern Co. ....................................................... 52,244 4,803,836
Xcel Energy, Inc. ....................................................... 62,189 4,402,359
57,354,249
Energy (12.4%):
Chevron Corp. ......................................................... 25,871 4,327,960
ConocoPhillips Co. ..................................................... 34,277 3,599,771
Coterra Energy, Inc. ..................................................... 119,391 3,450,400
Devon Energy Corp. ..................................................... 76,860 2,874,564
EOG Resources, Inc. .................................................... 28,359 3,636,758
Exxon Mobil Corp. ..................................................... 36,626 4,355,930
Kinder Morgan, Inc. ..................................................... 126,912 3,620,799
ONEOK, Inc. .......................................................... 33,702 3,343,913
Ovintiv, Inc. .......................................................... 57,294 2,452,183
Phillips 66 Co. ......................................................... 23,500 2,901,780

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
Schlumberger NV ...................................................... 69,135 $ 2,889,843
The Williams Cos., Inc. .................................................. 57,224 3,419,706
Valero Energy Corp. ..................................................... 20,086 2,652,758
43,526,365
Financials (17.0%):
Ally Financial, Inc. ...................................................... 62,639 2,284,444
Blue Owl Capital, Inc. ................................................... 106,776 2,139,791
Citigroup, Inc. ......................................................... 34,984 2,483,514
Citizens Financial Group, Inc. .............................................. 58,364 2,391,173
CME Group, Inc. ....................................................... 20,105 5,333,655
Fidelity National Financial, Inc. ............................................ 60,980 3,968,578
Fifth Third Bancorp ..................................................... 80,078 3,139,058
Huntington Bancshares, Inc. ............................................... 180,880 2,715,009
M&T Bank Corp. ....................................................... 15,937 2,848,739
Morgan Stanley ........................................................ 21,727 2,534,889
Northern Trust Corp. .................................................... 31,862 3,143,186
Principal Financial Group, Inc. ............................................. 40,343 3,403,739
Prudential Financial, Inc. ................................................. 28,948 3,232,913
Regions Financial Corp. .................................................. 130,746 2,841,111
State Street Corp. ....................................................... 36,247 3,245,194
T. Rowe Price Group, Inc. ................................................. 34,393 3,159,685
The Carlyle Group, Inc. .................................................. 46,549 2,029,071
The PNC Financial Services Group, Inc. ...................................... 18,525 3,256,139
Truist Financial Corp. .................................................... 66,022 2,716,805
U.S. Bancorp .......................................................... 68,363 2,886,286
59,752,979
Health Care (7.9%):
AbbVie, Inc. .......................................................... 15,157 3,175,695
Amgen, Inc. ........................................................... 11,009 3,429,854
CVS Health Corp. ...................................................... 31,571 2,138,935
Gilead Sciences, Inc. .................................................... 28,700 3,215,835
Johnson & Johnson ..................................................... 30,543 5,065,251
Medtronic PLC ........................................................ 44,973 4,041,274
Merck & Co., Inc. ...................................................... 35,396 3,177,145
Pfizer, Inc. ............................................................ 145,248 3,680,584
27,924,573
Industrials (2.4%):
Lockheed Martin Corp. ................................................... 8,231 3,676,870
Stanley Black & Decker, Inc. .............................................. 29,921 2,300,326
United Parcel Service, Inc., Class B .......................................... 23,232 2,555,288
8,532,484
Information Technology (2.5%):
HP, Inc. .............................................................. 91,527 2,534,383
Microchip Technology, Inc. ................................................ 33,168 1,605,663
Seagate Technology Holdings PLC .......................................... 26,399 2,242,595
Texas Instruments, Inc. ................................................... 13,530 2,431,341
8,813,982
Materials (2.8%):
Dow, Inc. ............................................................ 93,132 3,252,169
International Paper Co. ................................................... 52,548 2,803,436
LyondellBasell Industries NV, Class A ........................................ 55,379 3,898,682
9,954,287
Multi-Utilities (8.8%):
CMS Energy Corp. ...................................................... 71,688 5,384,486
Consolidated Edison, Inc. ................................................. 45,974 5,084,265
Dominion Energy, Inc. ................................................... 67,738 3,798,069
DTE Energy Co. ....................................................... 35,730 4,940,387
Public Service Enterprise Group, Inc. ......................................... 47,393 3,900,444
Sempra .............................................................. 37,169 2,652,380

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
WEC Energy Group, Inc. ................................................. 48,295 $ 5,263,189
31,023,220
Total Common Stocks (Cost $325,204,254) 351,056,982
Total Investments (Cost $325,204,254) — 99.6% 351,056,982
Other assets in excess of liabilities — 0.4% 1,512,522
NET ASSETS - 100.00% $ 352,569,504
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 3 6/20/25 $ 850,290 $ 847,987 $ (2,303)
Total unrealized appreciation $ —
Total unrealized depreciation (2,303)
Total net unrealized appreciation (depreciation) $ (2,303)

Schedule of Portfolio Investments
March 31, 2025
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(Unaudited)
Security Description Shares . Value
Common Stocks (99.6%)
Banks (17.0%):
Associated Banc-Corp. ................................................... 100,168 $ 2,256,785
Atlantic Union Bankshares Corp. ............................................ 70,875 2,207,048
Bank of Hawaii Corp. .................................................... 38,585 2,661,207
Bank OZK ............................................................ 51,640 2,243,758
Columbia Banking System, Inc. ............................................ 88,309 2,202,426
CVB Financial Corp. .................................................... 118,668 2,190,611
First Bancorp .......................................................... 135,668 2,600,756
First Financial Bancorp ................................................... 95,701 2,390,611
First Hawaiian, Inc. ..................................................... 112,463 2,748,596
First Interstate BancSystem, Inc. , Class A ...................................... 81,593 2,337,639
Fulton Financial Corp. ................................................... 126,274 2,284,297
Independent Bank Corp. .................................................. 34,730 2,175,835
Northwest Bancshares, Inc. ................................................ 230,608 2,771,908
Pacific Premier Bancorp, Inc. .............................................. 92,288 1,967,580
Provident Financial Services, Inc. ........................................... 134,361 2,306,978
Simmons First National Corp. , Class A ....................................... 135,541 2,782,657
United Bankshares, Inc. .................................................. 78,998 2,738,861
Valley National Bancorp .................................................. 234,061 2,080,802
WaFd, Inc. ............................................................ 90,641 2,590,520
WesBanco, Inc. ........................................................ 77,671 2,404,694
47,943,569
Capital Markets (2.3%):
Artisan Partners Asset Management, Inc. , Class A ................................ 71,981 2,814,457
Lazard, Inc. ........................................................... 42,596 1,844,407
Moelis & Co. , Class A ................................................... 32,390 1,890,280
6,549,144
Communication Services (3.1%):
John Wiley & Sons, Inc. , Class A ............................................ 72,014 3,208,944
Nexstar Media Group, Inc. ................................................ 15,954 2,859,276
TEGNA, Inc. .......................................................... 147,912 2,694,956
8,763,176
Consumer Discretionary (11.3%):
American Eagle Outfitters, Inc. ............................................. 159,749 1,856,283
Brunswick Corp. ....................................................... 42,571 2,292,448
Harley-Davidson, Inc. ................................................... 103,830 2,621,708
Kontoor Brands, Inc. .................................................... 35,571 2,281,168
LCI Industries ......................................................... 23,048 2,015,087
Levi Strauss & Co. , Class A ............................................... 137,615 2,145,418
Macy's, Inc. ........................................................... 137,048 1,721,323
Marriott Vacations Worldwide Corp. ......................................... 28,554 1,834,309
Polaris, Inc. ........................................................... 47,648 1,950,709
Steven Madden Ltd. ..................................................... 90,877 2,420,963
Strategic Education, Inc. .................................................. 29,894 2,509,900
The Buckle, Inc. ........................................................ 69,868 2,677,342
The Wendy's Co. ....................................................... 198,209 2,899,798
Travel + Leisure Co. ..................................................... 52,628 2,436,150
31,662,606
Consumer Finance (0.8%):
OneMain Holdings, Inc. .................................................. 46,840 2,289,539
Consumer Staples (5.8%):
Cal-Maine Foods, Inc. ................................................... 28,405 2,582,014
Energizer Holdings, Inc. .................................................. 113,577 3,398,224
Flowers Foods, Inc. ..................................................... 248,359 4,721,305
Reynolds Consumer Products, Inc. .......................................... 157,096 3,748,310
WK Kellogg Co. (a) ..................................................... 94,475 1,882,887
16,332,740
Electric Utilities (6.3%):
IDACORP, Inc. ........................................................ 43,641 5,071,957
Otter Tail Corp. ........................................................ 38,533 3,096,897

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
Portland General Electric Co. .............................................. 110,607 $ 4,933,072
TXNM Energy, Inc. ..................................................... 87,033 4,654,525
17,756,451
Energy (10.9%):
Archrock, Inc. ......................................................... 81,010 2,125,702
Atlas Energy Solutions, Inc. (a) ............................................. 106,195 1,894,519
California Resources Corp. ................................................ 54,831 2,410,919
Helmerich & Payne, Inc. .................................................. 75,151 1,962,944
International Seaways, Inc. ................................................ 70,403 2,337,380
Kinetik Holdings, Inc. ................................................... 45,832 2,380,514
Kodiak Gas Services, Inc. ................................................. 47,952 1,788,610
Magnolia Oil & Gas Corp. , Class A .......................................... 123,780 3,126,683
Murphy Oil Corp. (a) .................................................... 105,667 3,000,943
Northern Oil & Gas, Inc. (a) ................................................ 76,489 2,312,262
Sitio Royalties Corp. , Class A .............................................. 148,385 2,948,410
SM Energy Co. ........................................................ 63,472 1,900,986
Viper Energy, Inc. ...................................................... 57,521 2,597,073
30,786,945
Financial Services (1.9%):
The Western Union Co. ................................................... 336,268 3,557,716
UWM Holdings Corp. ................................................... 345,403 1,885,900
5,443,616
Gas Utilities (8.7%):
New Jersey Resources Corp. ............................................... 96,926 4,755,189
Northwest Natural Holding Co. ............................................. 105,050 4,487,736
ONE Gas, Inc. ......................................................... 57,258 4,328,132
Southwest Gas Holdings, Inc. .............................................. 51,151 3,672,642
Spire, Inc. ............................................................ 52,488 4,107,186
UGI Corp. ............................................................ 90,095 2,979,442
24,330,327
Health Care (1.6%):
Organon & Co. ........................................................ 153,659 2,287,982
Select Medical Holdings Corp. ............................................. 128,724 2,149,691
4,437,673
Independent Power and Renewable Electricity Producers (1.1%):
Clearway Energy, Inc. , Class C ............................................. 104,002 3,148,141
Industrials (7.5%):
Concentrix Corp. ....................................................... 41,543 2,311,453
HNI Corp. ............................................................ 65,138 2,888,870
Insperity, Inc. .......................................................... 24,993 2,230,125
Kennametal, Inc. ....................................................... 121,494 2,587,822
ManpowerGroup, Inc. ................................................... 51,478 2,979,547
MDU Resources Group, Inc. ............................................... 180,067 3,044,933
MSC Industrial Direct Co., Inc. ............................................. 34,720 2,696,702
Trinity Industries, Inc. ................................................... 79,048 2,218,087
20,957,539
Information Technology (1.2%):
Avnet, Inc. ............................................................ 68,701 3,303,831
Insurance (2.3%):
First American Financial Corp. ............................................. 62,600 4,108,438
Lincoln National Corp. ................................................... 63,825 2,291,956
6,400,394
Materials (7.9%):
Avient Corp. .......................................................... 64,514 2,397,340
Greif, Inc. , Class A ...................................................... 53,465 2,940,040
Olin Corp. ............................................................ 95,370 2,311,769
Sealed Air Corp. ....................................................... 95,609 2,763,100
Sensient Technologies Corp. ............................................... 50,595 3,765,786
Sonoco Products Co. .................................................... 89,103 4,209,226
Sylvamo Corp. ......................................................... 32,021 2,147,649

Victory Portfolios II
VictoryShares US Small Cap High Div Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
The Chemours Co. ...................................................... 117,766 $ 1,593,374
22,128,284
Mortgage Real Estate Investment
Trusts (REITs) (0.8%):
HA Sustainable Infrastructure Capital, Inc. ..................................... 79,702 2,330,487
Multi-Utilities (4.8%):
Avista Corp. .......................................................... 104,760 4,386,301
Black Hills Corp. ....................................................... 76,730 4,653,675
Northwestern Energy Group, Inc. ........................................... 76,594 4,432,495
13,472,471
Water Utilities (4.3%):
American States Water Co. ................................................ 54,264 4,269,492
California Water Service Group ............................................. 86,133 4,174,005
SJW Group ........................................................... 65,042 3,557,147
12,000,644
Total Common Stocks (Cost $278,919,871) 280,037,577
Collateral for Securities Loaned (1.5%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .26% (b) ........ 1,077,284 1,077,284
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .27% (b) ............ 1,077,284 1,077,284
Invesco Government & Agency Portfolio, Institutional Shares , 4 .30% (b) ............... 1,077,284 1,077,284
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .27% (b) . 1,077,284 1,077,284
Total Collateral for Securities Loaned (Cost $4,309,136) 4,309,136
Total Investments (Cost $283,229,007) — 101.1% 284,346,713
Liabilities in excess of other assets — (1.1)% (3,185,374)
NET ASSETS - 100.00% $ 281,161,339
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on March 31, 2025.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini Russell 2000 Index Futures ...... 7 6/20/25 $ 717,944 $ 709,485 $ (8,459)
Total unrealized appreciation $ —
Total unrealized depreciation (8,459)
Total net unrealized appreciation (depreciation) $ (8,459)

Schedule of Portfolio Investments
March 31, 2025
Victory Portfolios II
VictoryShares Dividend Accelerator ETF

(Unaudited)
Security Description Shares . Value
Common Stocks (99.3%)
Beverages (5.8%):
Brown-Forman Corp., Class B ............................................. 123,248 $ 4,183,037
PepsiCo, Inc. .......................................................... 33,823 5,071,421
The Coca-Cola Co. ...................................................... 68,739 4,923,087
14,177,545
Consumer Discretionary (7.4%):
Best Buy Co., Inc. ...................................................... 61,943 4,559,624
D.R. Horton, Inc. ....................................................... 10,684 1,358,257
Genuine Parts Co. ...................................................... 39,252 4,676,483
Lowe's Cos., Inc. ....................................................... 8,923 2,081,111
McDonald's Corp. ...................................................... 13,290 4,151,398
Williams-Sonoma, Inc. ................................................... 8,725 1,379,423
18,206,296
Consumer Staples Distribution & Retail (4.5%):
Costco Wholesale Corp. .................................................. 1,942 1,836,705
Sysco Corp. ........................................................... 43,528 3,266,341
Target Corp. .......................................................... 33,010 3,444,924
Walmart, Inc. .......................................................... 29,118 2,556,269
11,104,239
Energy (5.5%):
Chevron Corp. ......................................................... 40,810 6,827,105
Exxon Mobil Corp. ..................................................... 42,232 5,022,652
Texas Pacific Land Corp. ................................................. 1,263 1,673,462
13,523,219
Financials (20.9%):
Aflac, Inc. ............................................................ 30,333 3,372,726
American Financial Group, Inc. ............................................. 18,816 2,471,293
Ameriprise Financial, Inc. ................................................. 4,883 2,363,909
Assurant, Inc. ......................................................... 10,269 2,153,923
Brown & Brown, Inc. .................................................... 14,392 1,790,365
Chubb Ltd. ........................................................... 6,628 2,001,590
Cincinnati Financial Corp. ................................................ 18,186 2,686,436
Commerce Bancshares, Inc. ............................................... 44,203 2,750,753
First Citizens Bancshares, Inc., Class A ....................................... 537 995,662
Franklin Resources, Inc. .................................................. 422,708 8,137,129
Old Republic International Corp. ............................................ 102,501 4,020,089
RLI Corp. ............................................................ 17,079 1,371,956
S&P Global, Inc. ....................................................... 3,028 1,538,527
SEI Investments Co. ..................................................... 37,810 2,935,190
T. Rowe Price Group, Inc. ................................................. 55,208 5,071,959
The Travelers Cos., Inc. .................................................. 21,410 5,662,089
Visa, Inc., Class A ...................................................... 5,903 2,068,765
51,392,361
Food Products (6.2%):
Archer-Daniels-Midland Co. ............................................... 105,304 5,055,645
Hormel Foods Corp. ..................................................... 211,992 6,559,033
McCormick & Co., Inc. .................................................. 44,204 3,638,431
15,253,109
Health Care (10.4%):
Abbott Laboratories ..................................................... 15,542 2,061,646
Becton Dickinson & Co. .................................................. 9,187 2,104,374
Bristol-Myers Squibb Co. ................................................. 71,607 4,367,311
Cardinal Health, Inc. .................................................... 13,251 1,825,590
Cencora, Inc. .......................................................... 5,820 1,618,484
Danaher Corp. ......................................................... 7,548 1,547,340
Johnson & Johnson ..................................................... 32,608 5,407,711
Medtronic PLC ........................................................ 74,161 6,664,108
25,596,564
Household Products (7.2%):
Colgate-Palmolive Co. ................................................... 47,259 4,428,168

Victory Portfolios II
VictoryShares Dividend Accelerator ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
Kimberly-Clark Corp. .................................................... 44,536 $ 6,333,910
The Clorox Co. ........................................................ 24,218 3,566,100
The Procter & Gamble Co. ................................................ 19,761 3,367,670
17,695,848
Industrials (13.6%):
AGCO Corp. .......................................................... 15,979 1,479,176
Carlisle Cos., Inc. ....................................................... 4,485 1,527,142
CSX Corp. ............................................................ 72,872 2,144,623
Dover Corp. ........................................................... 12,100 2,125,728
Emerson Electric Co. .................................................... 31,238 3,424,934
Illinois Tool Works, Inc. .................................................. 15,875 3,937,159
J.B. Hunt Transport Services, Inc. ........................................... 14,675 2,171,166
Landstar System, Inc. .................................................... 11,503 1,727,751
Nordson Corp. ......................................................... 9,869 1,990,775
Owens Corning, Inc. ..................................................... 8,481 1,211,256
Simpson Manufacturing Co., Inc. ........................................... 9,110 1,430,999
Stanley Black & Decker, Inc. .............................................. 66,337 5,099,988
Union Pacific Corp. ..................................................... 15,890 3,753,854
W.W. Grainger, Inc. ..................................................... 1,513 1,494,587
33,519,138
Information Technology (1.3%):
Lam Research Corp. ..................................................... 24,065 1,749,525
Microsoft Corp. ........................................................ 3,563 1,337,515
3,087,040
Materials (7.3%):
Air Products and Chemicals, Inc. ............................................ 7,866 2,319,841
Ecolab, Inc. ........................................................... 15,375 3,897,870
Linde PLC ............................................................ 4,213 1,961,741
Nucor Corp. ........................................................... 17,832 2,145,903
PPG Industries, Inc. ..................................................... 31,559 3,450,977
RPM International, Inc. .................................................. 17,762 2,054,708
The Sherwin-Williams Co. ................................................ 5,695 1,988,637
17,819,677
Tobacco (4.1%):
Altria Group, Inc. ....................................................... 167,025 10,024,841
Utilities (5.1%):
Consolidated Edison, Inc. ................................................. 61,143 6,761,804
Duke Energy Corp. ...................................................... 46,797 5,707,830
12,469,634
Total Common Stocks (Cost $232,241,468) 243,869,511
Total Investments (Cost $232,241,468) — 99.3% 243,869,511
Other assets in excess of liabilities — 0.7% 1,718,534
NET ASSETS - 100.00% $ 245,588,045
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 4 6/20/25 $ 1,136,625 $ 1,130,650 $ (5,975)
Total unrealized appreciation $ —
Total unrealized depreciation (5,975)
Total net unrealized appreciation (dep reciation) $ (5,975)

Schedule of Portfolio Investments
March 31, 2025
Victory Portfolios II
VictoryShares US Multi-Factor Minimum Volatility ETF

(Unaudited)
Security Description Shares . Value
Common Stocks (99.6%)
Communication Services (2.7%):
Alphabet, Inc. , Class A ................................................... 12,152 $ 1,879,185
Comcast Corp. , Class A .................................................. 9,900 365,310
The New York Times Co. , Class A ........................................... 14,566 722,474
2,966,969
Communications Equipment (1.4%):
F5, Inc. (a) ............................................................ 4,957 1,319,900
Motorola Solutions, Inc. .................................................. 620 271,442
1,591,342
Consumer Discretionary (1.9%):
Abercrombie & Fitch Co. (a) ............................................... 3,249 248,126
Best Buy Co., Inc. ...................................................... 2,692 198,158
Lear Corp. ............................................................ 2,552 225,137
Murphy USA, Inc. ...................................................... 1,886 886,062
PulteGroup, Inc. ........................................................ 1,940 199,432
The TJX Cos., Inc. ...................................................... 2,697 328,495
2,085,410
Consumer Staples (10.8%):
Colgate-Palmolive Co. ................................................... 2,683 251,397
Costco Wholesale Corp. .................................................. 3,193 3,019,876
General Mills, Inc. ...................................................... 3,768 225,289
Kimberly-Clark Corp. .................................................... 2,243 318,999
The Coca-Cola Co. ...................................................... 3,874 277,456
The Procter & Gamble Co. ................................................ 20,291 3,457,992
Walmart, Inc. .......................................................... 51,167 4,491,951
12,042,960
Energy (9.3%):
Antero Midstream Corp. .................................................. 18,493 332,874
Chord Energy Corp. ..................................................... 2,138 240,995
EOG Resources, Inc. .................................................... 16,727 2,145,071
Exxon Mobil Corp. ..................................................... 33,571 3,992,599
Kinder Morgan, Inc. ..................................................... 74,509 2,125,742
The Williams Cos., Inc. .................................................. 25,771 1,540,075
10,377,356
Financials (7.3%):
Aflac, Inc. ............................................................ 29,970 3,332,364
Cincinnati Financial Corp. ................................................ 10,141 1,498,028
PayPal Holdings, Inc. (a) .................................................. 3,564 232,551
The Allstate Corp. ...................................................... 14,908 3,087,000
8,149,943
Health Care (22.8%):
AbbVie, Inc. .......................................................... 14,591 3,057,106
Bristol-Myers Squibb Co. ................................................. 5,379 328,065
Cardinal Health, Inc. .................................................... 25,267 3,481,035
Cencora, Inc. .......................................................... 14,972 4,163,564
DaVita, Inc. (a) ......................................................... 3,540 541,514
Gilead Sciences, Inc. .................................................... 3,321 372,118
HCA Healthcare, Inc. .................................................... 684 236,356
Johnson & Johnson ..................................................... 25,681 4,258,937
McKesson Corp. ....................................................... 4,872 3,278,807
Merck & Co., Inc. ...................................................... 28,836 2,588,319
Tenet Healthcare Corp. (a) ................................................. 1,677 225,557
The Cigna Group ....................................................... 8,733 2,873,157
25,404,535
Industrials (17.1%):
3M Co. .............................................................. 2,038 299,301
Allison Transmission Holdings, Inc. ......................................... 2,897 277,156
Automatic Data Processing, Inc. ............................................ 10,921 3,336,693
Caterpillar, Inc. ........................................................ 712 234,818
CSX Corp. ............................................................ 10,185 299,744

Victory Portfolios II
VictoryShares US Multi-Factor Minimum Volatility ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
General Dynamics Corp. .................................................. 1,753 $ 477,833
Landstar System, Inc. .................................................... 1,488 223,498
Leidos Holdings, Inc. .................................................... 14,100 1,902,654
Lockheed Martin Corp. ................................................... 6,217 2,777,196
Paychex, Inc. .......................................................... 6,554 1,011,151
Republic Services, Inc. ................................................... 16,647 4,031,237
Snap-on, Inc. .......................................................... 960 323,530
Waste Management, Inc. .................................................. 15,339 3,551,132
Watsco, Inc. ........................................................... 568 288,714
19,034,657
IT Services (2.7%):
Accenture PLC , Class A .................................................. 788 245,888
Cognizant Technology Solutions Corp. , Class A ................................. 36,235 2,771,977
3,017,865
Materials (2.1%):
AptarGroup, Inc. ....................................................... 3,540 525,265
Crown Holdings, Inc. .................................................... 10,528 939,729
Magnera Corp. (a) ....................................................... 1,129 20,503
Nucor Corp. ........................................................... 1,853 222,990
Packaging Corp. of America ............................................... 1,877 371,683
Steel Dynamics, Inc. ..................................................... 2,207 276,052
2,356,222
Real Estate (0.4%):
Simon Property Group, Inc. ............................................... 2,504 415,864
Software (8.4%):
Corpay, Inc. (a) ......................................................... 892 311,058
Microsoft Corp. ........................................................ 24,071 9,036,013
9,347,071
Technology Hardware, Storage & Peripherals (12.7%):
Apple, Inc. ........................................................... 48,042 10,671,569
Hewlett Packard Enterprise Co. ............................................. 119,227 1,839,673
NetApp, Inc. .......................................................... 19,432 1,706,907
14,218,149
Total Common Stocks (Cost $101,836,225) 111,008,343
Total Investments (Cost $101,836,225) — 99.6% 111,008,343
Other assets in excess of liabilities — 0.4% 414,663
NET ASSETS - 100.00% $ 111,423,006
(a) Non-income producing security.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 1 6/20/25 $ 284,607 $ 282,663 $ (1,944)
Total unrealized appreciation $ —
Total unrealized depreciation (1,944)
Total net unrealized appreciation (depreciation) $ (1,944)

Schedule of Portfolio Investments
March 31, 2025
Victory Portfolios II
VictoryShares US 500 Enhanced Volatility Wtd ETF

(Unaudited)
Security Description Shares . Value
Common Stocks (99.7%)
Communication Services (3.4%):
Alphabet, Inc. , Class A ................................................... 4,684 $ 724,334
AT&T, Inc. ........................................................... 38,894 1,099,922
Charter Communications, Inc. , Class A (a) ..................................... 1,570 578,592
Comcast Corp. , Class A .................................................. 22,884 844,420
Electronic Arts, Inc. ..................................................... 6,049 874,202
Fox Corp. , Class A ...................................................... 18,810 1,064,646
Live Nation Entertainment, Inc. (a) ........................................... 6,525 852,035
Meta Platforms, Inc. , Class A .............................................. 1,165 671,459
Netflix, Inc. (a) ......................................................... 799 745,092
News Corp. , Class A ..................................................... 38,429 1,046,037
Omnicom Group, Inc. .................................................... 11,041 915,409
Pinterest, Inc. , Class A (a) ................................................. 13,584 421,104
The Trade Desk, Inc. , Class A (a) ............................................ 5,787 316,665
The Walt Disney Co. .................................................... 9,359 923,733
T-Mobile US, Inc. ...................................................... 3,631 968,424
Verizon Communications, Inc. .............................................. 25,581 1,160,354
Warner Music Group Corp. , Class A ......................................... 26,801 840,211
14,046,639
Consumer Discretionary (9.0%):
Airbnb, Inc. , Class A (a) .................................................. 4,211 503,046
Amazon.com, Inc. (a) .................................................... 3,608 686,458
Aptiv PLC (a) .......................................................... 9,326 554,897
AutoZone, Inc. (a) ....................................................... 322 1,227,715
Best Buy Co., Inc. ...................................................... 8,091 595,578
Booking Holdings, Inc. ................................................... 172 792,389
Burlington Stores, Inc. (a) ................................................. 3,149 750,501
CarMax, Inc. (a) ........................................................ 8,821 687,332
Carvana Co. (a) ......................................................... 1,573 328,883
Chewy, Inc. , Class A (a) .................................................. 12,101 393,403
Chipotle Mexican Grill, Inc. (a) ............................................. 12,663 635,809
Coupang, Inc. (a) ....................................................... 27,712 607,724
D.R. Horton, Inc. ....................................................... 5,263 669,085
Darden Restaurants, Inc. .................................................. 3,650 758,324
Deckers Outdoor Corp. (a) ................................................. 3,751 419,399
Dick's Sporting Goods, Inc. ................................................ 2,846 573,640
Domino's Pizza, Inc. ..................................................... 1,487 683,202
DoorDash, Inc. , Class A (a) ................................................ 3,681 672,776
Duolingo, Inc. (a) ....................................................... 1,439 446,867
Dutch Bros, Inc. , Class A (a) ............................................... 4,332 267,458
eBay, Inc. ............................................................ 12,324 834,705
Expedia Group, Inc. ..................................................... 3,028 509,007
Ford Motor Co. ........................................................ 63,050 632,391
Garmin Ltd. ........................................................... 2,602 564,972
General Motors Co. ..................................................... 12,654 595,118
Genuine Parts Co. ...................................................... 5,340 636,208
Hilton Worldwide Holdings, Inc. ............................................ 4,265 970,501
Hyatt Hotels Corp. , Class A ................................................ 5,252 643,370
Las Vegas Sands Corp. ................................................... 15,341 592,623
Lennar Corp. , Class A .................................................... 5,981 686,499
Lowe's Cos., Inc. ....................................................... 3,936 917,993
Marriott International, Inc. , Class A .......................................... 3,519 838,226
McDonald's Corp. ...................................................... 3,933 1,228,551
NIKE, Inc. , Class B ..................................................... 7,689 488,098
NVR, Inc. (a) .......................................................... 129 934,526
O'Reilly Automotive, Inc. (a) ............................................... 853 1,221,991
Pool Corp. ............................................................ 2,102 669,172
PulteGroup, Inc. ........................................................ 6,712 689,994
Ralph Lauren Corp. ..................................................... 2,615 577,235
Ross Stores, Inc. ....................................................... 7,502 958,681
Royal Caribbean Cruises Ltd. .............................................. 2,374 487,715
Service Corp. International ................................................ 11,737 941,307
Somnigroup International, Inc. ............................................. 10,943 655,267

Victory Portfolios II
VictoryShares US 500 Enhanced Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
Starbucks Corp. ........................................................ 5,024 $ 492,804
Tapestry, Inc. .......................................................... 6,748 475,127
Tesla, Inc. (a) .......................................................... 1,136 294,406
Texas Roadhouse, Inc. ................................................... 4,934 822,152
The Home Depot, Inc. ................................................... 2,679 981,827
The TJX Cos., Inc. ...................................................... 10,989 1,338,460
Tractor Supply Co. ...................................................... 15,160 835,316
Ulta Beauty, Inc. (a) ..................................................... 1,760 645,110
Williams-Sonoma, Inc. ................................................... 2,210 349,401
Yum! Brands, Inc. ...................................................... 6,932 1,090,820
36,854,059
Consumer Staples (9.0%):
Altria Group, Inc. ....................................................... 20,829 1,250,157
Archer-Daniels-Midland Co. ............................................... 20,083 964,185
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 8,479 967,454
Brown-Forman Corp. , Class B ............................................. 24,364 826,914
Casey's General Stores, Inc. ............................................... 1,731 751,323
Church & Dwight Co., Inc. ................................................ 10,710 1,179,064
Coca-Cola Consolidated, Inc. .............................................. 546 737,100
Colgate-Palmolive Co. ................................................... 13,380 1,253,706
Conagra Brands, Inc. .................................................... 37,846 1,009,353
Constellation Brands, Inc. , Class A .......................................... 4,235 777,207
Costco Wholesale Corp. .................................................. 1,117 1,056,436
Dollar General Corp. .................................................... 6,497 571,281
General Mills, Inc. ...................................................... 18,376 1,098,701
Hormel Foods Corp. ..................................................... 38,027 1,176,555
Kenvue, Inc. .......................................................... 34,231 820,859
Keurig Dr. Pepper, Inc. ................................................... 36,061 1,234,007
Kimberly-Clark Corp. .................................................... 8,828 1,255,518
McCormick & Co., Inc. .................................................. 13,680 1,126,001
Molson Coors Beverage Co. , Class B ......................................... 14,099 858,206
Mondelez International, Inc. , Class A ......................................... 17,395 1,180,251
Monster Beverage Corp. (a) ................................................ 15,621 914,141
PepsiCo, Inc. .......................................................... 8,187 1,227,559
Performance Food Group Co. (a) ............................................ 10,343 813,270
Philip Morris International, Inc. ............................................. 5,745 911,904
Sprouts Farmers Market, Inc. (a) ............................................ 3,856 588,580
Sysco Corp. ........................................................... 14,674 1,101,137
Target Corp. .......................................................... 4,699 490,388
The Campbell's Company ................................................. 24,485 977,441
The Clorox Co. ........................................................ 6,839 1,007,043
The Coca-Cola Co. ...................................................... 20,158 1,443,716
The Hershey Co. ....................................................... 4,857 830,693
The Kraft Heinz Co. ..................................................... 35,814 1,089,820
The Kroger Co. ........................................................ 15,670 1,060,702
The Procter & Gamble Co. ................................................ 7,273 1,239,465
Tyson Foods, Inc. , Class A ................................................ 17,341 1,106,529
U.S. Foods Holding Corp. (a) ............................................... 14,463 946,748
Walmart, Inc. .......................................................... 11,224 985,355
36,828,769
Energy (4.8%):
Antero Resources Corp. (a) ................................................ 15,203 614,809
Baker Hughes Co. ...................................................... 16,795 738,140
Cheniere Energy, Inc. .................................................... 3,820 883,948
Chevron Corp. ......................................................... 7,016 1,173,707
ConocoPhillips Co. ..................................................... 9,295 976,161
Coterra Energy, Inc. ..................................................... 32,376 935,666
Devon Energy Corp. ..................................................... 20,843 779,528
Diamondback Energy, Inc. ................................................ 4,767 762,148
EOG Resources, Inc. .................................................... 7,690 986,166
EQT Corp. ............................................................ 13,230 706,879
Exxon Mobil Corp. ..................................................... 9,932 1,181,213
Halliburton Co. ........................................................ 28,533 723,882

Victory Portfolios II
VictoryShares US 500 Enhanced Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
Kinder Morgan, Inc. ..................................................... 34,415 $ 981,860
Marathon Petroleum Corp. ................................................ 4,889 712,278
Occidental Petroleum Corp. ............................................... 18,793 927,622
ONEOK, Inc. .......................................................... 9,139 906,772
Ovintiv, Inc. .......................................................... 15,537 664,984
Permian Resources Corp. ................................................. 50,906 705,048
Phillips 66 Co. ......................................................... 6,373 786,938
Schlumberger NV ...................................................... 18,748 783,666
Targa Resources Corp. ................................................... 3,972 796,267
Texas Pacific Land Corp. ................................................. 340 450,497
The Williams Cos., Inc. .................................................. 15,518 927,356
Valero Energy Corp. ..................................................... 5,447 719,385
19,824,920
Financials (18.9%):
Aflac, Inc. ............................................................ 10,196 1,133,693
Ally Financial, Inc. ...................................................... 16,986 619,479
American Express Co. ................................................... 2,976 800,693
American International Group, Inc. .......................................... 12,057 1,048,236
Ameriprise Financial, Inc. ................................................. 1,711 828,312
Aon PLC , Class A ...................................................... 2,959 1,180,907
Apollo Global Management, Inc. ............................................ 4,369 598,291
Arch Capital Group Ltd. .................................................. 9,702 933,138
Ares Management Corp. , Class A ........................................... 4,539 665,463
Arthur J. Gallagher & Co. ................................................. 3,543 1,223,185
Bank of America Corp. ................................................... 20,623 860,598
Berkshire Hathaway, Inc. , Class B (a) ......................................... 2,603 1,386,306
Blackrock, Inc. ........................................................ 1,127 1,066,683
Blackstone, Inc. ........................................................ 4,803 671,363
Block, Inc. (a) .......................................................... 7,228 392,697
Blue Owl Capital, Inc. ................................................... 28,955 580,258
Brown & Brown, Inc. .................................................... 10,352 1,287,789
Capital One Financial Corp. ............................................... 3,318 594,917
Cboe Global Markets, Inc. ................................................ 4,929 1,115,383
Chubb Ltd. ........................................................... 4,299 1,298,255
Cincinnati Financial Corp. ................................................ 6,613 976,872
Citigroup, Inc. ......................................................... 9,487 673,482
Citizens Financial Group, Inc. .............................................. 15,827 648,432
CME Group, Inc. ....................................................... 5,452 1,446,361
Coinbase Global, Inc. , Class A (a) ........................................... 1,243 214,082
Corebridge Financial, Inc. ................................................. 20,976 662,212
East West Bancorp, Inc. .................................................. 7,807 700,756
Equitable Holdings, Inc. .................................................. 13,526 704,569
Erie Indemnity Co. , Class A ............................................... 1,731 725,376
Everest Group Ltd. ...................................................... 2,533 920,315
FactSet Research Systems, Inc. ............................................. 2,503 1,137,964
Fidelity National Financial, Inc. ............................................ 16,536 1,076,163
Fidelity National Information Services, Inc. .................................... 13,876 1,036,260
Fifth Third Bancorp ..................................................... 21,715 851,228
First Citizens Bancshares, Inc. , Class A ....................................... 296 548,820
Fiserv, Inc. (a) .......................................................... 4,754 1,049,826
Global Payments, Inc. .................................................... 7,320 716,774
Houlihan Lokey, Inc. .................................................... 4,938 797,487
Huntington Bancshares, Inc. ............................................... 49,050 736,241
Interactive Brokers Group, Inc. ............................................. 3,246 537,505
Intercontinental Exchange, Inc. ............................................. 7,704 1,328,940
Jack Henry & Associates, Inc. .............................................. 7,692 1,404,559
Jefferies Financial Group, Inc. .............................................. 10,656 570,842
JPMorgan Chase & Co. .................................................. 3,358 823,717
KKR & Co., Inc. ....................................................... 4,942 571,345
Loews Corp. .......................................................... 13,850 1,272,953
LPL Financial Holdings, Inc. ............................................... 1,709 559,082
M&T Bank Corp. ....................................................... 4,322 772,558
Markel Group, Inc. (a) .................................................... 514 960,980
Marsh & McLennan Cos., Inc. ............................................. 6,676 1,629,144

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March 31, 2025
Security Description Shares . Value
Mastercard, Inc. , Class A ................................................. 2,267 $ 1,242,588
MetLife, Inc. .......................................................... 11,235 902,058
Moody's Corp. ......................................................... 2,203 1,025,915
Morgan Stanley ........................................................ 5,892 687,420
Morningstar, Inc. ....................................................... 3,514 1,053,743
MSCI, Inc. ........................................................... 1,733 980,012
Nasdaq, Inc. .......................................................... 14,463 1,097,163
Northern Trust Corp. .................................................... 8,640 852,336
PayPal Holdings, Inc. (a) .................................................. 8,995 586,924
Principal Financial Group, Inc. ............................................. 10,940 923,008
Prudential Financial, Inc. ................................................. 7,850 876,688
Raymond James Financial, Inc. ............................................. 5,403 750,531
Regions Financial Corp. .................................................. 35,455 770,437
Reinsurance Group of America, Inc. ......................................... 3,990 785,631
RenaissanceRe Holdings Ltd. .............................................. 3,422 821,280
Robinhood Markets, Inc. , Class A (a) ......................................... 6,780 282,184
Rocket Cos., Inc. , Class A (b) ............................................... 33,545 404,888
Ryan Specialty Holdings, Inc. .............................................. 11,182 826,014
S&P Global, Inc. ....................................................... 2,486 1,263,137
SoFi Technologies, Inc. (a) ................................................. 28,913 336,258
State Street Corp. ....................................................... 9,829 879,990
Synchrony Financial ..................................................... 9,590 507,695
T. Rowe Price Group, Inc. ................................................. 9,327 856,871
The Allstate Corp. ...................................................... 4,652 963,290
The Bank of New York Mellon Corp. ......................................... 12,287 1,030,511
The Carlyle Group, Inc. .................................................. 12,623 550,237
The Charles Schwab Corp. ................................................ 10,165 795,716
The Goldman Sachs Group, Inc. ............................................ 1,233 673,576
The Hartford Insurance Group, Inc. .......................................... 8,681 1,074,100
The PNC Financial Services Group, Inc. ...................................... 5,024 883,068
The Progressive Corp. ................................................... 3,576 1,012,044
The Travelers Cos., Inc. .................................................. 3,427 906,304
Tradeweb Markets, Inc. , Class A ............................................ 7,849 1,165,263
Truist Financial Corp. .................................................... 17,904 736,750
U.S. Bancorp .......................................................... 18,538 782,674
Unum Group .......................................................... 11,894 968,885
Visa, Inc. , Class A ...................................................... 3,380 1,184,555
W.R. Berkley Corp. ..................................................... 15,923 1,133,081
Wells Fargo & Co. ...................................................... 9,052 649,843
77,563,159
Health Care (11.8%):
Abbott Laboratories ..................................................... 8,259 1,095,556
AbbVie, Inc. .......................................................... 4,110 861,127
Agilent Technologies, Inc. ................................................. 7,184 840,384
Align Technology, Inc. (a) ................................................. 3,170 503,586
Amgen, Inc. ........................................................... 2,986 930,288
Avantor, Inc. (a) ........................................................ 39,202 635,464
Becton Dickinson & Co. .................................................. 5,153 1,180,346
Biogen, Inc. (a) ......................................................... 6,533 893,976
BioMarin Pharmaceutical, Inc. (a) ........................................... 9,463 668,939
Boston Scientific Corp. (a) ................................................. 12,446 1,255,553
Cardinal Health, Inc. .................................................... 8,372 1,153,410
Cencora, Inc. .......................................................... 4,768 1,325,933
Centene Corp. (a) ....................................................... 11,279 684,748
CVS Health Corp. ...................................................... 8,562 580,076
Danaher Corp. ......................................................... 4,400 902,000
DaVita, Inc. (a) ......................................................... 4,908 750,777
Dexcom, Inc. (a) ........................................................ 4,271 291,667
Doximity, Inc. , Class A (a) ................................................. 3,815 221,384
Edwards Lifesciences Corp. (a) ............................................. 6,918 501,417
Elevance Health, Inc. .................................................... 2,122 922,985
Eli Lilly & Co. ......................................................... 755 623,562
GE HealthCare Technologies, Inc. ........................................... 10,949 883,694
Gilead Sciences, Inc. .................................................... 7,783 872,085

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March 31, 2025
Security Description Shares . Value
Globus Medical, Inc. (a) .................................................. 11,164 $ 817,205
HCA Healthcare, Inc. .................................................... 2,624 906,723
Hologic, Inc. (a) ........................................................ 16,280 1,005,616
Humana, Inc. .......................................................... 1,949 515,705
IDEXX Laboratories, Inc. (a) ............................................... 1,775 745,411
Incyte Corp. (a) ......................................................... 9,132 552,943
Insulet Corp. (a) ........................................................ 2,604 683,836
Intuitive Surgical, Inc. (a) ................................................. 1,404 695,359
IQVIA Holdings, Inc. (a) .................................................. 4,106 723,888
Johnson & Johnson ..................................................... 8,283 1,373,653
Labcorp Holdings, Inc. ................................................... 4,070 947,252
McKesson Corp. ....................................................... 1,200 807,588
Medtronic PLC ........................................................ 12,196 1,095,933
Merck & Co., Inc. ...................................................... 9,599 861,606
Mettler-Toledo International, Inc. (a) ......................................... 647 764,049
Molina Healthcare, Inc. (a) ................................................ 1,583 521,424
Neurocrine Biosciences, Inc. (a) ............................................. 4,628 511,857
Pfizer, Inc. ............................................................ 39,388 998,092
Quest Diagnostics, Inc. ................................................... 6,213 1,051,240
Regeneron Pharmaceuticals, Inc. ............................................ 1,212 768,687
ResMed, Inc. .......................................................... 2,882 645,136
Revvity, Inc. .......................................................... 6,811 720,604
Solventum Corp. (a) ..................................................... 9,357 711,506
STERIS PLC .......................................................... 5,341 1,210,538
Stryker Corp. .......................................................... 3,045 1,133,501
Tenet Healthcare Corp. (a) ................................................. 4,438 596,911
The Cigna Group ....................................................... 2,589 851,781
The Cooper Cos., Inc. (a) .................................................. 10,193 859,780
Thermo Fisher Scientific, Inc. .............................................. 1,924 957,382
United Therapeutics Corp. (a) .............................................. 2,206 680,044
UnitedHealth Group, Inc. ................................................. 1,555 814,431
Universal Health Services, Inc. , Class B ....................................... 4,072 765,129
Veeva Systems, Inc. , Class A (a) ............................................. 3,340 773,644
Waters Corp. (a) ........................................................ 1,679 618,829
West Pharmaceutical Services, Inc. .......................................... 1,601 358,432
Zimmer Biomet Holdings, Inc. ............................................. 9,419 1,066,042
Zoetis, Inc. ........................................................... 5,825 959,086
48,649,800
Industrials (18.1%):
3M Co. .............................................................. 4,318 634,141
AECOM ............................................................. 9,242 857,011
AMETEK, Inc. ........................................................ 5,206 896,161
Automatic Data Processing, Inc. ............................................ 4,670 1,426,825
Axon Enterprise, Inc. (a) .................................................. 733 385,521
Booz Allen Hamilton Holding Corp. ......................................... 6,327 661,678
Broadridge Financial Solutions, Inc. ......................................... 5,442 1,319,467
Builders FirstSource, Inc. (a) ............................................... 4,033 503,883
C.H. Robinson Worldwide, Inc. ............................................. 7,902 809,165
Carlisle Cos., Inc. ....................................................... 2,190 745,695
Carrier Global Corp. ..................................................... 12,226 775,128
Caterpillar, Inc. ........................................................ 2,417 797,127
Cintas Corp. .......................................................... 4,609 947,288
Clean Harbors, Inc. (a) ................................................... 3,676 724,540
Comfort Systems USA, Inc. ............................................... 1,079 347,794
Copart, Inc. (a) ......................................................... 16,963 959,936
CSX Corp. ............................................................ 29,282 861,769
Cummins, Inc. ......................................................... 2,365 741,286
Curtiss-Wright Corp. .................................................... 2,208 700,532
Deere & Co. .......................................................... 1,778 834,504
Delta Air Lines, Inc. ..................................................... 10,364 451,870
Dover Corp. ........................................................... 5,145 903,874
Eaton Corp. PLC ....................................................... 2,193 596,123
EMCOR Group, Inc. .................................................... 1,313 485,324
Emerson Electric Co. .................................................... 6,856 751,692

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March 31, 2025
Security Description Shares . Value
Equifax, Inc. .......................................................... 3,294 $ 802,287
Expeditors International of Washington, Inc. .................................... 9,887 1,188,912
Fastenal Co. ........................................................... 12,963 1,005,281
FedEx Corp. .......................................................... 2,523 615,057
Fortive Corp. .......................................................... 12,909 944,681
GE Vernova, Inc. ....................................................... 1,234 376,715
General Dynamics Corp. .................................................. 4,521 1,232,334
General Electric Co. ..................................................... 3,502 700,925
Graco, Inc. ........................................................... 13,535 1,130,308
HEICO Corp. .......................................................... 2,952 788,745
Honeywell International, Inc. .............................................. 5,202 1,101,523
Howmet Aerospace, Inc. .................................................. 4,730 613,623
Hubbell, Inc. .......................................................... 1,937 640,973
IDEX Corp. ........................................................... 4,598 832,100
Illinois Tool Works, Inc. .................................................. 5,079 1,259,643
Ingersoll Rand, Inc. ..................................................... 9,342 747,640
ITT, Inc. ............................................................. 5,983 772,764
J.B. Hunt Transport Services, Inc. ........................................... 5,066 749,515
Jacobs Solutions, Inc. .................................................... 8,286 1,001,695
Johnson Controls International PLC .......................................... 9,243 740,457
L3Harris Technologies, Inc. ............................................... 5,204 1,089,249
Leidos Holdings, Inc. .................................................... 5,611 757,148
Lennox International, Inc. ................................................. 1,246 698,794
Lincoln Electric Holdings, Inc. ............................................. 3,632 687,029
Lockheed Martin Corp. ................................................... 2,232 997,057
Masco Corp. .......................................................... 12,194 847,971
Nordson Corp. ......................................................... 4,716 951,312
Norfolk Southern Corp. .................................................. 3,278 776,394
Northrop Grumman Corp. ................................................. 2,414 1,235,992
Old Dominion Freight Line, Inc. ............................................ 3,789 626,890
Otis Worldwide Corp. .................................................... 12,095 1,248,204
Owens Corning, Inc. ..................................................... 4,659 665,398
PACCAR, Inc. ......................................................... 7,721 751,794
Parker-Hannifin Corp. ................................................... 1,205 732,459
Paychex, Inc. .......................................................... 7,470 1,152,472
Paycom Software, Inc. ................................................... 2,660 581,157
Paylocity Holding Corp. (a) ................................................ 3,624 678,920
Quanta Services, Inc. .................................................... 2,107 535,557
Republic Services, Inc. ................................................... 5,760 1,394,842
Rockwell Automation, Inc. ................................................ 2,399 619,854
Rollins, Inc. ........................................................... 20,407 1,102,590
RTX Corp. ............................................................ 8,093 1,071,999
Snap-on, Inc. .......................................................... 2,949 993,842
Southwest Airlines Co. ................................................... 23,603 792,589
SS&C Technologies Holdings, Inc. .......................................... 12,315 1,028,672
Stanley Black & Decker, Inc. .............................................. 8,114 623,804
Textron, Inc. .......................................................... 13,340 963,815
Trane Technologies PLC .................................................. 2,537 854,766
TransDigm Group, Inc. ................................................... 622 860,406
TransUnion ........................................................... 7,615 631,969
Uber Technologies, Inc. (a) ................................................ 6,857 499,601
U-Haul Holding Co. ..................................................... 14,077 833,077
Union Pacific Corp. ..................................................... 4,480 1,058,355
United Airlines Holdings, Inc. (a) ............................................ 5,505 380,120
United Parcel Service, Inc. , Class B .......................................... 6,300 692,937
United Rentals, Inc. ..................................................... 1,014 635,474
Veralto Corp. .......................................................... 11,957 1,165,210
Verisk Analytics, Inc. .................................................... 3,914 1,164,885
Vertiv Holdings Co. , Class A ............................................... 3,416 246,635
W.W. Grainger, Inc. ..................................................... 1,016 1,003,635
Waste Management, Inc. .................................................. 4,914 1,137,640
Watsco, Inc. ........................................................... 1,544 784,815
Westinghouse Air Brake Technologies Corp. .................................... 4,990 904,936
XPO, Inc. (a) .......................................................... 4,356 468,618

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Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
Xylem, Inc. ........................................................... 7,536 $ 900,251
74,192,646
Information Technology (11.3%):
Accenture PLC , Class A .................................................. 2,597 810,368
Adobe, Inc. (a) ......................................................... 1,465 561,871
Advanced Micro Devices, Inc. (a) ............................................ 5,025 516,269
Akamai Technologies, Inc. (a) .............................................. 7,004 563,822
Amphenol Corp. , Class A ................................................. 9,692 635,698
Analog Devices, Inc. .................................................... 2,861 576,978
Apple, Inc. ........................................................... 3,868 859,199
Applied Materials, Inc. ................................................... 3,075 446,244
AppLovin Corp. , Class A (a) ............................................... 778 206,147
Arista Networks, Inc. (a) .................................................. 4,751 368,107
Autodesk, Inc. (a) ....................................................... 3,071 803,988
Bentley Systems, Inc. , Class B ............................................. 19,387 762,685
Broadcom, Inc. ........................................................ 1,796 300,704
Cadence Design Systems, Inc. (a) ............................................ 2,212 562,578
CDW Corp. ........................................................... 4,466 715,721
Ciena Corp. (a) ......................................................... 5,646 341,188
Cisco Systems, Inc. ..................................................... 18,724 1,155,458
Cognizant Technology Solutions Corp. , Class A ................................. 12,769 976,829
Corning, Inc. .......................................................... 14,271 653,326
Corpay, Inc. (a) ......................................................... 2,499 871,451
Datadog, Inc. , Class A (a) ................................................. 5,082 504,185
Dell Technologies, Inc. , Class C ............................................ 4,529 412,818
DocuSign, Inc. (a) ....................................................... 5,771 469,759
Dynatrace, Inc. (a) ...................................................... 13,030 614,364
Entegris, Inc. .......................................................... 5,126 448,422
EPAM Systems, Inc. (a) ................................................... 2,822 476,466
F5, Inc. (a) ............................................................ 2,588 689,107
Fair Isaac Corp. (a) ...................................................... 409 754,261
First Solar, Inc. (a) ...................................................... 3,100 391,933
Fortinet, Inc. (a) ........................................................ 5,243 504,691
Gartner, Inc. (a) ........................................................ 2,179 914,613
Gen Digital, Inc. ....................................................... 37,149 985,934
GoDaddy, Inc. , Class A (a) ................................................. 4,168 750,824
Hewlett Packard Enterprise Co. ............................................. 29,369 453,164
HP, Inc. .............................................................. 24,820 687,266
HubSpot, Inc. (a) ....................................................... 866 494,737
International Business Machines Corp. ........................................ 3,501 870,559
Intuit, Inc. ............................................................ 1,173 720,210
Jabil, Inc. ............................................................ 4,036 549,179
Keysight Technologies, Inc. (a) ............................................. 4,147 621,096
KLA Corp. ........................................................... 690 469,062
Lam Research Corp. ..................................................... 6,144 446,669
Microchip Technology, Inc. ................................................ 8,995 435,448
Micron Technology, Inc. .................................................. 4,103 356,510
Microsoft Corp. ........................................................ 2,634 988,777
Monolithic Power Systems, Inc. ............................................ 620 359,588
Motorola Solutions, Inc. .................................................. 2,606 1,140,933
NetApp, Inc. .......................................................... 6,451 566,656
NVIDIA Corp. ......................................................... 3,176 344,215
NXP Semiconductors NV ................................................. 2,718 516,583
Okta, Inc. (a) .......................................................... 6,748 710,025
ON Semiconductor Corp. (a) ............................................... 9,608 390,950
Oracle Corp. .......................................................... 3,362 470,041
Palantir Technologies, Inc. , Class A (a) ........................................ 3,842 324,265
Palo Alto Networks, Inc. (a) ................................................ 3,698 631,027
PTC, Inc. (a) ........................................................... 5,686 881,046
Pure Storage, Inc. , Class A (a) .............................................. 7,803 345,439
QUALCOMM, Inc. ..................................................... 3,609 554,378
Roper Technologies, Inc. .................................................. 1,947 1,147,912
Salesforce, Inc. ........................................................ 2,468 662,312
Seagate Technology Holdings PLC .......................................... 7,159 608,157

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Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
ServiceNow, Inc. (a) ..................................................... 699 $ 556,502
Super Micro Computer, Inc. (a) (b) ........................................... 4,515 154,594
Synopsys, Inc. (a) ....................................................... 1,235 529,630
TD SYNNEX Corp. ..................................................... 5,849 608,062
Teledyne Technologies, Inc. (a) ............................................. 2,139 1,064,602
Teradyne, Inc. ......................................................... 4,354 359,640
Texas Instruments, Inc. ................................................... 3,669 659,319
Trimble, Inc. (a) ........................................................ 10,292 675,670
Tyler Technologies, Inc. (a) ................................................ 1,563 908,713
VeriSign, Inc. (a) ........................................................ 4,789 1,215,783
Western Digital Corp. (a) .................................................. 11,147 450,673
Workday, Inc. , Class A (a) ................................................. 2,588 604,376
Zebra Technologies Corp. (a) ............................................... 2,495 704,987
Zoom Communications, Inc. (a) ............................................. 8,761 646,299
46,491,062
Materials (5.0%):
Air Products and Chemicals, Inc. ............................................ 2,744 809,260
Avery Dennison Corp. ................................................... 5,900 1,050,023
CF Industries Holdings, Inc. ............................................... 8,814 688,814
Corteva, Inc. .......................................................... 15,315 963,773
Dow, Inc. ............................................................ 25,255 881,905
DuPont de Nemours, Inc. ................................................. 12,784 954,709
Ecolab, Inc. ........................................................... 4,287 1,086,840
Freeport-McMoRan, Inc. ................................................. 18,040 682,994
International Flavors & Fragrances, Inc. ....................................... 11,795 915,410
International Paper Co. ................................................... 14,250 760,237
Linde PLC ............................................................ 3,323 1,547,322
LyondellBasell Industries NV , Class A ........................................ 15,017 1,057,197
Martin Marietta Materials, Inc. ............................................. 1,880 898,884
Newmont Corp. ........................................................ 15,398 743,415
Nucor Corp. ........................................................... 4,504 542,011
Packaging Corp. of America ............................................... 4,935 977,229
PPG Industries, Inc. ..................................................... 9,639 1,054,025
Reliance, Inc. .......................................................... 2,727 787,421
RPM International, Inc. .................................................. 7,938 918,268
Steel Dynamics, Inc. ..................................................... 4,771 596,757
The Sherwin-Williams Co. ................................................ 2,766 965,860
Vulcan Materials Co. .................................................... 3,572 833,348
Westlake Corp. ........................................................ 7,851 785,336
20,501,038
Real Estate (0.5%):
CBRE Group, Inc. , Class A (a) .............................................. 5,607 733,284
CoStar Group, Inc. (a) .................................................... 10,641 843,086
Jones Lang LaSalle, Inc. (a) ................................................ 2,585 640,847
2,217,217
Utilities (7.9%):
Alliant Energy Corp. .................................................... 19,949 1,283,718
Ameren Corp. ......................................................... 12,690 1,274,076
American Electric Power Co., Inc. ........................................... 11,881 1,298,237
American Water Works Co., Inc. ............................................ 7,870 1,160,982
Atmos Energy Corp. ..................................................... 9,502 1,468,819
CenterPoint Energy, Inc. .................................................. 30,791 1,115,558
CMS Energy Corp. ...................................................... 19,440 1,460,138
Consolidated Edison, Inc. ................................................. 12,467 1,378,726
Constellation Energy Corp. ................................................ 1,288 259,699
Dominion Energy, Inc. ................................................... 18,369 1,029,950
DTE Energy Co. ....................................................... 9,689 1,339,698
Duke Energy Corp. ...................................................... 11,352 1,384,603
Edison International ..................................................... 13,680 806,026
Entergy Corp. ......................................................... 9,477 810,189
Evergy, Inc. ........................................................... 23,935 1,650,318
Eversource Energy ...................................................... 16,629 1,032,827
Exelon Corp. .......................................................... 28,131 1,296,276

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Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
FirstEnergy Corp. ....................................................... 30,021 $ 1,213,449
NextEra Energy, Inc. .................................................... 11,914 844,583
NiSource, Inc. ......................................................... 34,580 1,386,312
NRG Energy, Inc. ....................................................... 4,867 464,604
PG&E Corp. .......................................................... 52,683 905,094
PPL Corp. ............................................................ 39,782 1,436,528
Public Service Enterprise Group, Inc. ......................................... 12,852 1,057,720
Sempra .............................................................. 10,080 719,309
The Southern Co. ....................................................... 14,167 1,302,656
Vistra Corp. ........................................................... 2,265 266,002
WEC Energy Group, Inc. ................................................. 13,096 1,427,202
Xcel Energy, Inc. ....................................................... 16,864 1,193,803
32,267,102
Total Common Stocks (Cost $368,166,383) 409,436,411
Investment Companies (0.2%)
Federated Hermes Treasury Obligations Fund, Institutional Shares , 4 .21% (c) ............ 936,177 936,177
Total Investment Companies (Cost $936,177) 936,177
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .26% (c) ........ 137,139 137,139
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .27% (c) ............ 137,139 137,139
Invesco Government & Agency Portfolio, Institutional Shares , 4 .30% (c) ............... 137,139 137,139
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .27% (c) . 137,139 137,139
Total Collateral for Securities Loaned (Cost $548,556) 548,556
Total Investments (Cost $369,651,116) — 100.0% 410,921,144
Liabilities in excess of other assets — (0.0)%(d) (198,587)
NET ASSETS - 100.00% $ 410,722,557
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on March 31, 2025.
(d) Amount represents less than 0.05% of net assets.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 4 6/20/25 $ 1,134,212 $ 1,130,650 $ (3,562)
Total unrealized appreciation $ —
Total unrealized depreciation (3,562)
Total net unrealized appreciation (depreciation) $ (3,562)

Schedule of Portfolio Investments
March 31, 2025
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Security Description Shares . Value
Common Stocks (99.6%)
Communication Services (4.2%):
AT&T, Inc. ........................................................... 317,740 $ 8,985,687
Comcast Corp. , Class A .................................................. 186,949 6,898,418
Omnicom Group, Inc. .................................................... 90,201 7,478,565
Verizon Communications, Inc. .............................................. 208,977 9,479,197
32,841,867
Consumer Discretionary (2.7%):
Best Buy Co., Inc. ...................................................... 66,095 4,865,253
Darden Restaurants, Inc. .................................................. 29,818 6,194,988
Ford Motor Co. ........................................................ 515,077 5,166,222
Genuine Parts Co. ...................................................... 43,624 5,197,363
21,423,826
Consumer Staples (22.6%):
Altria Group, Inc. ....................................................... 170,160 10,213,003
Archer-Daniels-Midland Co. ............................................... 164,068 7,876,905
Conagra Brands, Inc. .................................................... 309,181 8,245,857
Dollar General Corp. .................................................... 53,077 4,667,061
General Mills, Inc. ...................................................... 150,119 8,975,615
Hormel Foods Corp. ..................................................... 310,654 9,611,635
Kenvue, Inc. .......................................................... 279,648 6,705,959
Keurig Dr. Pepper, Inc. ................................................... 294,595 10,081,041
Kimberly-Clark Corp. .................................................... 72,123 10,257,333
Molson Coors Beverage Co. , Class B ......................................... 115,180 7,011,007
Mondelez International, Inc. , Class A ......................................... 142,102 9,641,621
PepsiCo, Inc. .......................................................... 66,886 10,028,887
Philip Morris International, Inc. ............................................. 46,935 7,449,992
Sysco Corp. ........................................................... 119,877 8,995,570
Target Corp. .......................................................... 38,385 4,005,858
The Campbell's Company ................................................. 200,028 7,985,118
The Clorox Co. ........................................................ 55,873 8,227,299
The Coca-Cola Co. ...................................................... 164,678 11,794,238
The Hershey Co. ....................................................... 39,674 6,785,444
The Kraft Heinz Co. ..................................................... 292,576 8,903,088
Tyson Foods, Inc. , Class A ................................................ 141,916 9,055,660
176,518,191
Electric Utilities (16.3%):
Alliant Energy Corp. .................................................... 162,972 10,487,248
American Electric Power Co., Inc. ........................................... 97,063 10,606,074
Duke Energy Corp. ...................................................... 92,735 11,310,888
Edison International ..................................................... 111,752 6,584,428
Entergy Corp. ......................................................... 77,418 6,618,465
Evergy, Inc. ........................................................... 195,532 13,481,931
Eversource Energy ...................................................... 135,846 8,437,395
Exelon Corp. .......................................................... 229,809 10,589,599
FirstEnergy Corp. ....................................................... 245,251 9,913,046
NextEra Energy, Inc. .................................................... 97,326 6,899,440
PPL Corp. ............................................................ 324,993 11,735,497
The Southern Co. ....................................................... 115,739 10,642,201
Xcel Energy, Inc. ....................................................... 137,771 9,752,809
127,059,021
Energy (12.4%):
Chevron Corp. ......................................................... 57,314 9,588,059
ConocoPhillips Co. ..................................................... 75,936 7,974,799
Coterra Energy, Inc. ..................................................... 264,492 7,643,819
Devon Energy Corp. ..................................................... 170,272 6,368,173
EOG Resources, Inc. .................................................... 62,825 8,056,678
Exxon Mobil Corp. ..................................................... 81,140 9,649,980
Kinder Morgan, Inc. ..................................................... 281,153 8,021,295
ONEOK, Inc. .......................................................... 74,662 7,407,964
Ovintiv, Inc. .......................................................... 126,926 5,432,433
Phillips 66 Co. ......................................................... 52,061 6,428,492

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Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
Schlumberger NV ...................................................... 153,157 $ 6,401,962
The Williams Cos., Inc. .................................................. 126,770 7,575,775
Valero Energy Corp. ..................................................... 44,497 5,876,719
96,426,148
Financials (17.0%):
Ally Financial, Inc. ...................................................... 138,767 5,060,832
Blue Owl Capital, Inc. ................................................... 236,545 4,740,362
Citigroup, Inc. ......................................................... 77,500 5,501,725
Citizens Financial Group, Inc. .............................................. 129,297 5,297,298
CME Group, Inc. ....................................................... 44,539 11,815,751
Fidelity National Financial, Inc. ............................................ 135,091 8,791,722
Fifth Third Bancorp ..................................................... 177,401 6,954,119
Huntington Bancshares, Inc. ............................................... 400,710 6,014,657
M&T Bank Corp. ....................................................... 35,308 6,311,305
Morgan Stanley ........................................................ 48,134 5,615,794
Northern Trust Corp. .................................................... 70,584 6,963,112
Principal Financial Group, Inc. ............................................. 89,372 7,540,316
Prudential Financial, Inc. ................................................. 64,131 7,162,150
Regions Financial Corp. .................................................. 289,647 6,294,029
State Street Corp. ....................................................... 80,300 7,189,259
T. Rowe Price Group, Inc. ................................................. 76,193 6,999,851
The Carlyle Group, Inc. .................................................. 103,123 4,495,132
The PNC Financial Services Group, Inc. ...................................... 41,040 7,213,601
Truist Financial Corp. .................................................... 146,260 6,018,599
U.S. Bancorp .......................................................... 151,448 6,394,135
132,373,749
Health Care (7.9%):
AbbVie, Inc. .......................................................... 33,579 7,035,472
Amgen, Inc. ........................................................... 24,391 7,599,016
CVS Health Corp. ...................................................... 69,942 4,738,570
Gilead Sciences, Inc. .................................................... 63,581 7,124,251
Johnson & Johnson ..................................................... 67,665 11,221,564
Medtronic PLC ........................................................ 99,630 8,952,752
Merck & Co., Inc. ...................................................... 78,416 7,038,620
Pfizer, Inc. ............................................................ 321,773 8,153,728
61,863,973
Industrials (2.4%):
Lockheed Martin Corp. ................................................... 18,235 8,145,757
Stanley Black & Decker, Inc. .............................................. 66,285 5,095,991
United Parcel Service, Inc. , Class B .......................................... 51,468 5,660,965
18,902,713
Information Technology (2.5%):
HP, Inc. .............................................................. 202,763 5,614,508
Microchip Technology, Inc. ................................................ 73,479 3,557,118
Seagate Technology Holdings PLC .......................................... 58,482 4,968,046
Texas Instruments, Inc. ................................................... 29,973 5,386,148
19,525,820
Materials (2.8%):
Dow, Inc. ............................................................ 206,319 7,204,659
International Paper Co. ................................................... 116,412 6,210,580
LyondellBasell Industries NV , Class A ........................................ 122,684 8,636,954
22,052,193
Multi-Utilities (8.8%):
CMS Energy Corp. ...................................................... 158,814 11,928,520
Consolidated Edison, Inc. ................................................. 101,849 11,263,481
Dominion Energy, Inc. ................................................... 150,063 8,414,032
DTE Energy Co. ....................................................... 79,154 10,944,624
Public Service Enterprise Group, Inc. ......................................... 104,993 8,640,924
Sempra .............................................................. 82,343 5,875,996

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Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
WEC Energy Group, Inc. ................................................. 106,988 $ 11,659,552
68,727,129
Total Common Stocks (Cost $729,737,375) 777,714,630
Investment Companies (0.2%)
Federated Hermes Treasury Obligations Fund, Institutional Shares , 4 .21% (a) ............ 1,799,699 1,799,699
Total Investment Companies (Cost $1,799,699) 1,799,699
Total Investments (Cost $731,537,074) — 99.8% 779,514,329
Other assets in excess of liabilities — 0.2% 1,515,554
NET ASSETS - 100.00% $ 781,029,883
(a) Rate disclosed is the daily yield on March 31, 2025.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 7 6/20/25 $ 1,981,023 $ 1,978,638 $ (2,385)
Total unrealized appreciation $ —
Total unrealized depreciation (2,385)
Total net unrealized appreciation (depreciation) $ (2,385)

Schedule of Portfolio Investments
March 31, 2025
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(Unaudited)
Security Description Shares . Value
Common Stocks (99.7%)
Banks (12.5%):
1st Source Corp. ....................................................... 1,094 $ 65,432
Ameris Bancorp ........................................................ 1,065 61,312
Associated Banc-Corp. ................................................... 2,586 58,263
Atlantic Union Bankshares Corp. ............................................ 1,830 56,986
Axos Financial, Inc. (a) ................................................... 790 50,971
Banc of California, Inc. .................................................. 4,024 57,100
BancFirst Corp. ........................................................ 560 61,527
Bank of Hawaii Corp. .................................................... 996 68,694
Bank OZK ............................................................ 1,333 57,919
BankUnited, Inc. ....................................................... 1,661 57,205
Banner Corp. .......................................................... 936 59,689
Cadence Bank ......................................................... 2,016 61,206
Cathay General Bancorp .................................................. 1,524 65,578
City Holding Co. ....................................................... 683 80,232
Columbia Banking System, Inc. ............................................ 2,280 56,863
Community Financial System, Inc. .......................................... 1,030 58,566
Customers Bancorp, Inc. (a) ................................................ 828 41,566
CVB Financial Corp. .................................................... 3,064 56,561
Eastern Bankshares, Inc. .................................................. 3,788 62,123
Enterprise Financial Services Corp. .......................................... 1,059 56,911
FB Financial Corp. ...................................................... 1,274 59,063
First Bancorp .......................................................... 1,472 59,086
First Bancorp .......................................................... 3,503 67,152
First Commonwealth Financial Corp. ......................................... 3,942 61,259
First Financial Bancorp ................................................... 2,471 61,726
First Financial Bankshares, Inc. ............................................. 1,785 64,117
First Hawaiian, Inc. ..................................................... 2,904 70,974
First Interstate BancSystem, Inc. , Class A ...................................... 2,107 60,365
First Merchants Corp. .................................................... 1,488 60,175
FNB Corp. ............................................................ 4,587 61,695
Fulton Financial Corp. ................................................... 3,260 58,973
Glacier Bancorp, Inc. .................................................... 1,345 59,476
Hancock Whitney Corp. .................................................. 1,149 60,265
Hilltop Holdings, Inc. .................................................... 2,354 71,679
Home Bancshares, Inc. ................................................... 2,673 75,566
Independent Bank Corp. .................................................. 897 56,197
International Bancshares Corp. ............................................. 1,007 63,501
Lakeland Financial Corp. ................................................. 1,036 61,580
NBT Bancorp, Inc. ...................................................... 1,436 61,604
Nicolet Bankshares, Inc. .................................................. 569 61,998
Northwest Bancshares, Inc. ................................................ 5,954 71,567
OFG Bancorp ......................................................... 1,696 67,874
Old National Bancorp .................................................... 2,924 61,960
Pacific Premier Bancorp, Inc. .............................................. 2,383 50,806
Park National Corp. ..................................................... 350 52,990
Pathward Financial, Inc. .................................................. 937 68,354
Provident Financial Services, Inc. ........................................... 3,469 59,563
Renasant Corp. ........................................................ 1,932 65,553
Seacoast Banking Corp. of Florida ........................................... 2,390 61,495
ServisFirst Bancshares, Inc. ............................................... 656 54,186
Simmons First National Corp. , Class A ....................................... 3,499 71,834
Stock Yards Bancorp, Inc. ................................................. 900 62,154
Texas Capital Bancshares, Inc. (a) ........................................... 846 63,196
The Bancorp, Inc. (a) ..................................................... 899 47,503
Towne Bank .......................................................... 2,147 73,406
Triumph Financial, Inc. (a) ................................................. 737 42,599
UMB Financial Corp. .................................................... 631 63,794
United Bankshares, Inc. .................................................. 2,040 70,727
United Community Banks, Inc. ............................................. 2,110 59,354
Valley National Bancorp .................................................. 6,043 53,722
WaFd, Inc. ............................................................ 2,340 66,877
WesBanco, Inc. ........................................................ 2,005 62,075

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Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
WSFS Financial Corp. ................................................... 1,152 $ 59,754
3,862,498
Capital Markets (2.9%):
Affiliated Managers Group, Inc. ............................................ 494 83,007
Artisan Partners Asset Management, Inc. , Class A ................................ 1,858 72,648
BGC Group, Inc. , Class A ................................................. 7,025 64,419
Cohen & Steers, Inc. .................................................... 964 77,361
Federated Hermes, Inc. ................................................... 3,119 127,162
Hamilton Lane, Inc. , Class A ............................................... 441 65,563
Lazard, Inc. ........................................................... 1,100 47,630
Moelis & Co. , Class A ................................................... 836 48,789
Piper Sandler Cos. ...................................................... 209 51,761
PJT Partners, Inc. , Class A ................................................ 404 55,703
StoneX Group, Inc. (a) ................................................... 952 72,714
Victory Capital Holdings, Inc. , Class A (b) ..................................... 1,003 58,044
Virtu Financial, Inc. , Class A ............................................... 1,678 63,965
888,766
Communication Services (3.1%):
Cargurus, Inc. (a) ....................................................... 1,621 47,220
Cinemark Holdings, Inc. .................................................. 2,537 63,146
Integral Ad Science Holding Corp. (a) ......................................... 5,208 41,976
Iridium Communications, Inc. .............................................. 1,668 45,570
John Wiley & Sons, Inc. , Class A ............................................ 1,859 82,837
Madison Square Garden Entertainment Corp. (a) ................................. 2,211 72,388
Madison Square Garden Sports Corp. (a) ....................................... 605 117,806
Magnite, Inc. (a) ........................................................ 2,816 32,130
Nexstar Media Group, Inc. ................................................ 412 73,839
TEGNA, Inc. .......................................................... 3,819 69,582
TripAdvisor, Inc. (a) ..................................................... 3,323 47,087
Warner Music Group Corp. , Class A ......................................... 2,673 83,798
Yelp, Inc. (a) ........................................................... 2,409 89,205
Ziff Davis, Inc. (a) ....................................................... 1,370 51,485
ZoomInfo Technologies, Inc. (a) ............................................. 3,213 32,130
950,199
Consumer Discretionary (13.6%):
Academy Sports & Outdoors, Inc. ........................................... 1,235 56,328
Acushnet Holdings Corp. ................................................. 1,111 76,281
Adtalem Global Education, Inc. (a) ........................................... 643 64,712
American Eagle Outfitters, Inc. ............................................. 4,124 47,921
Asbury Automotive Group, Inc. (a) ........................................... 225 49,689
Atmus Filtration Technologies, Inc. .......................................... 1,872 68,759
Boot Barn Holdings, Inc. (a) ............................................... 365 39,212
Boyd Gaming Corp. ..................................................... 1,208 79,523
Brinker International, Inc. (a) ............................................... 280 41,734
Brunswick Corp. ....................................................... 1,099 59,181
Cavco Industries, Inc. (a) .................................................. 123 63,914
Century Communities, Inc. ................................................ 853 57,236
Champion Homes, Inc. (a) ................................................. 547 51,834
Chewy, Inc. , Class A (a) .................................................. 1,207 39,240
Choice Hotels International, Inc. (c) .......................................... 668 88,697
Columbia Sportswear Co. ................................................. 958 72,511
Dillard's, Inc. , Class A (c) ................................................. 136 48,706
Dorman Products, Inc. (a) ................................................. 584 70,395
Dream Finders Homes, Inc. , Class A (a) (c) ..................................... 1,732 39,074
Duolingo, Inc. (a) ....................................................... 144 44,718
Dutch Bros, Inc. , Class A (a) ............................................... 432 26,672
Five Below, Inc. (a) ...................................................... 456 34,166
Foot Locker, Inc. (a) ..................................................... 2,746 38,719
Frontdoor, Inc. (a) ....................................................... 1,265 48,601
Garrett Motion, Inc. ..................................................... 6,775 56,707
Graham Holdings Co. , Class B ............................................. 73 70,143
Grand Canyon Education, Inc. (a) ............................................ 457 79,070
Green Brick Partners, Inc. (a) ............................................... 961 56,036

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
Group 1 Automotive, Inc. ................................................. 157 $ 59,966
Harley-Davidson, Inc. ................................................... 2,681 67,695
Hilton Grand Vacations, Inc. (a) ............................................. 1,518 56,788
Kontoor Brands, Inc. .................................................... 918 58,871
Laureate Education, Inc. (a) ................................................ 3,648 74,602
La-Z-Boy, Inc. , Class Z .................................................. 1,308 51,130
LCI Industries ......................................................... 595 52,021
Levi Strauss & Co. , Class A ............................................... 3,553 55,391
LGI Homes, Inc. (a) ..................................................... 684 45,465
Life Time Group Holdings, Inc. (a) ........................................... 2,225 67,195
M/I Homes, Inc. (a) ...................................................... 494 56,405
Macy's, Inc. ........................................................... 3,538 44,437
Marriott Vacations Worldwide Corp. ......................................... 737 47,345
Mister Car Wash, Inc. (a) .................................................. 6,582 51,932
Modine Manufacturing Co. (a) .............................................. 362 27,784
Monarch Casino & Resort, Inc. ............................................. 907 70,519
Ollie's Bargain Outlet Holdings, Inc. (a) ....................................... 528 61,438
OneSpaWorld Holdings Ltd. ............................................... 3,761 63,147
Patrick Industries, Inc. ................................................... 726 61,391
Perdoceo Education Corp. ................................................. 2,668 67,180
Phinia, Inc. ........................................................... 1,301 55,201
Polaris, Inc. ........................................................... 1,230 50,356
PVH Corp. ........................................................... 905 58,499
Red Rock Resorts, Inc. , Class A ............................................. 1,444 62,626
Revolve Group, Inc. (a) ................................................... 1,225 26,325
RH (a) ............................................................... 110 25,785
Rush Street Interactive, Inc. (a) ............................................. 3,706 39,728
Shake Shack, Inc. , Class A (a) .............................................. 434 38,266
Signet Jewelers Ltd. ..................................................... 829 48,132
Sonic Automotive, Inc. , Class A ............................................ 937 53,372
Steven Madden Ltd. ..................................................... 2,346 62,497
Strategic Education, Inc. .................................................. 772 64,817
Stride, Inc. (a) .......................................................... 299 37,823
The Buckle, Inc. ........................................................ 1,804 69,129
The Cheesecake Factory, Inc. (c) ............................................ 1,150 55,959
The Goodyear Tire & Rubber Co. (a) ......................................... 4,552 42,060
The Wendy's Co. ....................................................... 5,117 74,862
Thor Industries, Inc. ..................................................... 680 51,551
Travel + Leisure Co. ..................................................... 1,359 62,908
Tri Pointe Homes, Inc. (a) ................................................. 2,088 66,649
United Parks & Resorts, Inc. (a) ............................................. 1,291 58,689
Urban Outfitters, Inc. (a) .................................................. 844 44,226
Valvoline, Inc. (a) ....................................................... 2,033 70,769
Victoria's Secret & Co. (a) ................................................. 1,491 27,703
Visteon Corp. (a) ........................................................ 811 62,950
Worthington Enterprises, Inc. .............................................. 1,481 74,183
Wyndham Hotels & Resorts, Inc. ............................................ 769 69,602
YETI Holdings, Inc. (a) ................................................... 1,558 51,570
4,216,718
Consumer Finance (1.3%):
Bread Financial Holdings, Inc. ............................................. 877 43,920
Enova International, Inc. (a) ................................................ 625 60,350
FirstCash Holdings, Inc. .................................................. 839 100,949
Nelnet, Inc. , Class A ..................................................... 759 84,196
OneMain Holdings, Inc. .................................................. 1,209 59,096
SLM Corp. ........................................................... 2,198 64,555
413,066
Consumer Staples (5.6%):
Cal-Maine Foods, Inc. ................................................... 733 66,630
Central Garden & Pet Co. , Class A (a) ........................................ 2,376 77,766
Darling Ingredients, Inc. (a) ................................................ 1,479 46,204
Energizer Holdings, Inc. .................................................. 2,932 87,725
Flowers Foods, Inc. ..................................................... 6,412 121,892

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Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
Freshpet, Inc. (a) ........................................................ 511 $ 42,500
Interparfums, Inc. ....................................................... 505 57,504
J & J Snack Foods Corp. .................................................. 674 88,779
Lancaster Colony Corp. .................................................. 395 69,125
National Beverage Corp. .................................................. 1,807 75,063
PriceSmart, Inc. ........................................................ 913 80,207
Reynolds Consumer Products, Inc. .......................................... 4,056 96,776
Seaboard Corp. ........................................................ 31 83,611
Spectrum Brands Holdings, Inc. ............................................ 1,092 78,133
The Boston Beer Co., Inc. , Class A (a) ........................................ 340 81,206
The Chefs' Warehouse, Inc. (a) .............................................. 1,100 59,906
The Simply Good Foods Co. (a) ............................................. 2,299 79,293
The Vita Coco Co., Inc. (a) ................................................ 1,728 52,963
Tootsie Roll Industries, Inc. ................................................ 2,828 89,025
Utz Brands, Inc. ........................................................ 4,932 69,443
WD-40 Co. ........................................................... 394 96,136
Weis Markets, Inc. ...................................................... 1,144 88,145
WK Kellogg Co. ....................................................... 2,439 48,609
1,736,641
Energy (4.3%):
Archrock, Inc. ......................................................... 2,092 54,894
Atlas Energy Solutions, Inc. (c) ............................................. 2,742 48,917
Cactus, Inc. , Class A ..................................................... 1,138 52,155
California Resources Corp. ................................................ 1,416 62,262
Core Natural Resources, Inc. ............................................... 748 57,671
CVR Energy, Inc. ....................................................... 2,331 45,221
Excelerate Energy, Inc. , Class A ............................................ 1,785 51,194
Helmerich & Payne, Inc. .................................................. 1,940 50,673
International Seaways, Inc. ................................................ 1,818 60,358
Kinetik Holdings, Inc. ................................................... 1,183 61,445
Kodiak Gas Services, Inc. ................................................. 1,238 46,177
Liberty Energy, Inc. ..................................................... 2,936 46,477
Magnolia Oil & Gas Corp. , Class A .......................................... 3,196 80,731
Murphy Oil Corp. ...................................................... 2,728 77,475
Northern Oil & Gas, Inc. .................................................. 1,975 59,704
Oceaneering International, Inc. (a) ........................................... 2,306 50,294
Peabody Energy Corp. ................................................... 3,889 52,696
Sitio Royalties Corp. , Class A .............................................. 3,831 76,122
SM Energy Co. ........................................................ 1,639 49,088
Solaris Energy Infrastructure, Inc. ........................................... 757 16,472
Tidewater, Inc. (a) ....................................................... 1,056 44,637
Valaris Ltd. (a) ......................................................... 1,544 60,617
Viper Energy, Inc. ...................................................... 1,485 67,048
World Kinect Corp. ..................................................... 2,347 66,561
1,338,889
Financial Services (3.5%):
Euronet Worldwide, Inc. (a) ................................................ 793 84,732
EVERTEC, Inc. ........................................................ 1,821 66,958
Federal Agricultural Mortgage Corp. , Class C ................................... 366 68,629
Marqeta, Inc. , Class A (a) ................................................. 7,695 31,703
Merchants Bancorp ..................................................... 1,242 45,954
Mr. Cooper Group, Inc. (a) ................................................. 732 87,547
NCR Atleos Corp. (a) .................................................... 2,073 54,686
NMI Holdings, Inc. (a) ................................................... 2,527 91,098
Paymentus Holdings, Inc. , Class A (a) ........................................ 1,393 36,357
Payoneer Global, Inc. (a) .................................................. 5,208 38,071
PennyMac Financial Services, Inc. .......................................... 756 75,683
Radian Group, Inc. ...................................................... 2,622 86,710
Rocket Cos., Inc. , Class A (c) ............................................... 3,345 40,374
Sezzle, Inc. (a) ......................................................... 342 11,932
Shift4 Payments, Inc. , Class A (a) (c) .......................................... 484 39,548
The Western Union Co. ................................................... 8,682 91,856
UWM Holdings Corp. ................................................... 8,918 48,692

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
Walker & Dunlop, Inc. ................................................... 853 $ 72,812
1,073,342
Health Care (6.7%):
Acadia Healthcare Co., Inc. (a) .............................................. 1,311 39,749
ACADIA Pharmaceuticals, Inc. (a) ........................................... 2,499 41,508
Addus HomeCare Corp. (a) ................................................ 816 80,694
ADMA Biologics, Inc. (a) ................................................. 2,020 40,077
Agios Pharmaceuticals, Inc. (a) ............................................. 1,190 34,867
Alkermes PLC (a) ....................................................... 1,967 64,950
Catalyst Pharmaceuticals, Inc. (a) ............................................ 2,399 58,176
Concentra Group Holdings Parent, Inc. ....................................... 3,063 66,467
CONMED Corp. ....................................................... 1,016 61,356
Corcept Therapeutics, Inc. (a) .............................................. 769 87,835
CorVel Corp. (a) ........................................................ 581 65,055
Doximity, Inc. , Class A (a) ................................................. 380 22,051
Dynavax Technologies Corp. (a) ............................................. 5,008 64,954
GoodRx Holdings, Inc. , Class A (a) .......................................... 8,236 36,321
Haemonetics Corp. (a) .................................................... 916 58,212
Harmony Biosciences Holdings, Inc. (a) ....................................... 1,315 43,645
Hims & Hers Health, Inc. (a) ............................................... 473 13,977
Inspire Medical Systems, Inc. (a) ............................................ 196 31,219
Integer Holdings Corp. (a) ................................................. 700 82,607
Krystal Biotech, Inc. (a) ................................................... 303 54,631
LeMaitre Vascular, Inc. ................................................... 783 65,694
MannKind Corp. (a) ..................................................... 10,821 54,430
Merit Medical Systems, Inc. (a) ............................................. 1,037 109,621
Omnicell, Inc. (a) ....................................................... 877 30,660
Option Care Health, Inc. (a) ................................................ 1,517 53,019
Organon & Co. ........................................................ 3,967 59,069
Prestige Consumer Healthcare, Inc. (a) ........................................ 967 83,133
Privia Health Group, Inc. (a) ............................................... 2,339 52,510
Progyny, Inc. (a) ........................................................ 1,537 34,337
Protagonist Therapeutics, Inc. (a) ............................................ 1,397 67,559
RadNet, Inc. (a) ........................................................ 894 44,450
Select Medical Holdings Corp. ............................................. 3,323 55,494
Sotera Health Co. (a) ..................................................... 5,174 60,329
Supernus Pharmaceuticals, Inc. (a) ........................................... 1,829 59,900
TG Therapeutics, Inc. (a) .................................................. 1,189 46,882
TransMedics Group, Inc. (a) ................................................ 414 27,854
UFP Technologies, Inc. (a) ................................................. 186 37,518
Veracyte, Inc. (a) ........................................................ 1,097 32,526
Vericel Corp. (a) ........................................................ 1,053 46,985
2,070,321
Industrials (19.4%):
AAR Corp. (a) ......................................................... 964 53,974
ABM Industries, Inc. .................................................... 1,599 75,729
AeroVironment, Inc. (a) ................................................... 297 35,399
Air Lease Corp. ........................................................ 1,439 69,518
Alamo Group, Inc. ...................................................... 440 78,412
Alaska Air Group, Inc. (a) ................................................. 826 40,656
Albany International Corp. ................................................ 880 60,755
ArcBest Corp. ......................................................... 649 45,806
Arcosa, Inc. ........................................................... 775 59,768
Argan, Inc. ........................................................... 273 35,809
Aris Water Solutions, Inc. , Class A ........................................... 1,125 36,045
Armstrong World Industries, Inc. ............................................ 626 88,191
ASGN, Inc. (a) ......................................................... 983 61,949
Atkore, Inc. ........................................................... 727 43,613
AZZ, Inc. ............................................................ 680 56,855
Boise Cascade Co. ...................................................... 560 54,930
Brady Corp. , Class A .................................................... 1,366 96,494
Casella Waste Systems, Inc. (a) ............................................. 862 96,122
CBIZ, Inc. (a) .......................................................... 810 61,447

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Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
Concentrix Corp. ....................................................... 1,073 $ 59,702
Construction Partners, Inc. , Class A (a) ........................................ 624 44,847
CoreCivic, Inc. (a) ...................................................... 1,865 37,841
CSG Systems International, Inc. ............................................ 1,278 77,281
CSW Industrials, Inc. .................................................... 208 60,636
DNOW, Inc. (a) ........................................................ 3,296 56,296
Dycom Industries, Inc. (a) ................................................. 332 50,577
Enerpac Tool Group Corp. ................................................ 1,874 84,068
EnerSys .............................................................. 837 76,652
Enpro, Inc. ........................................................... 350 56,626
Esab Corp. ............................................................ 552 64,308
ESCO Technologies, Inc. ................................................. 383 60,943
Everus Construction Group, Inc. (a) .......................................... 717 26,594
ExlService Holdings, Inc. (a) ............................................... 1,924 90,832
Exponent, Inc. ......................................................... 1,083 87,788
Federal Signal Corp. ..................................................... 832 61,194
Franklin Electric Co., Inc. ................................................. 839 78,765
Frontier Group Holdings, Inc. (a) (c) .......................................... 4,147 17,998
GATX Corp. .......................................................... 523 81,206
Genpact Ltd. .......................................................... 1,340 67,509
Gibraltar Industries, Inc. (a) ................................................ 951 55,786
GMS, Inc. (a) .......................................................... 893 65,341
Granite Construction, Inc. ................................................. 1,111 83,769
Griffon Corp. .......................................................... 661 47,261
Hayward Holdings, Inc. (a) ................................................ 4,610 64,171
Herc Holdings, Inc. ..................................................... 313 42,026
Hexcel Corp. .......................................................... 1,335 73,105
Hillman Solutions Corp. (a) ................................................ 7,143 62,787
HNI Corp. ............................................................ 1,682 74,597
Hub Group, Inc. , Class A ................................................. 1,844 68,541
Huron Consulting Group, Inc. (a) ............................................ 432 61,970
IES Holdings, Inc. (a) .................................................... 171 28,234
Innodata, Inc. (a) ........................................................ 324 11,632
Insperity, Inc. .......................................................... 645 57,553
JBT Marel Corp. ....................................................... 419 51,202
Kadant, Inc. ........................................................... 178 59,970
Kennametal, Inc. ....................................................... 3,137 66,818
Korn Ferry ........................................................... 1,122 76,105
Kratos Defense & Security Solutions, Inc. (a) ................................... 2,013 59,766
Legalzoom.com, Inc. (a) .................................................. 4,280 36,851
Loar Holdings, Inc. (a) ................................................... 572 40,412
Lyft, Inc. , Class A (a) .................................................... 2,828 33,568
ManpowerGroup, Inc. ................................................... 1,329 76,923
Masterbrand, Inc. (a) ..................................................... 4,110 53,677
Matson, Inc. .......................................................... 465 59,599
Maximus, Inc. ......................................................... 1,382 94,239
MDU Resources Group, Inc. ............................................... 4,649 78,615
Moog, Inc. , Class A ..................................................... 361 62,579
MSC Industrial Direct Co., Inc. ............................................. 896 69,592
Mueller Water Products, Inc. , Class A ........................................ 2,579 65,558
MYR Group, Inc. (a) ..................................................... 343 38,790
OPENLANE, Inc. (a) .................................................... 3,580 69,022
Pitney Bowes, Inc. ...................................................... 4,067 36,806
Powell Industries, Inc. ................................................... 155 26,401
Primoris Services Corp. .................................................. 635 36,455
Resideo Technologies, Inc. (a) .............................................. 3,298 58,375
Rush Enterprises, Inc. , Class A ............................................. 1,138 60,781
Ryder System, Inc. ...................................................... 504 72,480
Schneider National, Inc. , Class B ............................................ 3,314 75,725
Science Applications International Corp. ...................................... 773 86,785
SkyWest, Inc. (a) ........................................................ 623 54,431
Standex International Corp. ................................................ 415 66,977
Sterling Infrastructure, Inc. (a) .............................................. 286 32,378
Tecnoglass, Inc. ........................................................ 629 45,005

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Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
Tennant Co. ........................................................... 964 $ 76,879
Terex Corp. ........................................................... 1,297 49,001
The Brink's Co. ........................................................ 898 77,372
The Greenbrier Cos., Inc. ................................................. 1,063 54,447
The Timken Co. ........................................................ 891 64,036
TriNet Group, Inc. ...................................................... 743 58,875
Trinity Industries, Inc. ................................................... 2,041 57,270
UL Solutions, Inc. , Class A ................................................ 1,600 90,240
UniFirst Corp. ......................................................... 259 45,066
Upwork, Inc. (a) ........................................................ 2,536 33,095
Valmont Industries, Inc. .................................................. 179 51,081
Verra Mobility Corp. (a) .................................................. 3,268 73,563
Vicor Corp. (a) ......................................................... 532 24,887
VSE Corp. ............................................................ 404 48,476
Watts Water Technologies, Inc. , Class A ....................................... 417 85,035
Werner Enterprises, Inc. .................................................. 2,576 75,477
Zurn Elkay Water Solutions Corp. ........................................... 2,534 83,571
5,984,164
Information Technology (8.7%):
ACI Worldwide, Inc. (a) .................................................. 1,237 67,676
ACM Research, Inc. , Class A (a) ............................................ 1,122 26,187
Adeia, Inc. ............................................................ 2,821 37,294
Advanced Energy Industries, Inc. ........................................... 481 45,844
Agilysys, Inc. (a) ....................................................... 577 41,856
Alarm.com Holdings, Inc. (a) ............................................... 1,283 71,399
Appfolio, Inc. , Class A (a) ................................................. 288 63,331
Avnet, Inc. ............................................................ 1,774 85,312
Axcelis Technologies, Inc. (a) .............................................. 791 39,289
Badger Meter, Inc. ...................................................... 387 73,627
Belden, Inc. ........................................................... 626 62,757
BILL Holdings, Inc. (a) ................................................... 634 29,094
BlackLine, Inc. (a) ...................................................... 1,242 60,138
Box, Inc. , Class A (a) .................................................... 2,640 81,470
CCC Intelligent Solutions Holdings, Inc. (a) .................................... 10,390 93,822
Cleanspark, Inc. (a) (c) .................................................... 2,756 18,520
Clear Secure, Inc. , Class A ................................................ 1,679 43,503
Clearwater Analytics Holdings, Inc. , Class A (a) ................................. 1,661 44,515
Crane NXT Co. ........................................................ 1,347 69,236
Credo Technology Group Holding Ltd. (a) ..................................... 415 16,666
DigitalOcean Holdings, Inc. (a) ............................................. 997 33,290
Diodes, Inc. (a) ......................................................... 965 41,659
Dolby Laboratories, Inc. , Class A ........................................... 949 76,214
DoubleVerify Holdings, Inc. (a) ............................................. 3,054 40,832
Dropbox, Inc. , Class A (a) ................................................. 2,647 70,701
ePlus, Inc. (a) .......................................................... 850 51,876
FormFactor, Inc. (a) ..................................................... 1,234 34,910
Impinj, Inc. (a) ......................................................... 441 39,999
Informatica, Inc. , Class A (a) ............................................... 2,926 51,059
InterDigital, Inc. ....................................................... 303 62,645
Itron, Inc. (a) .......................................................... 615 64,427
Kyndryl Holdings, Inc. (a) ................................................. 1,447 45,436
LiveRamp Holdings, Inc. (a) ............................................... 1,949 50,947
MARA Holdings, Inc. (a) (c) ................................................ 1,693 19,469
N-able, Inc. (a) ......................................................... 9,525 67,532
OSI Systems, Inc. (a) ..................................................... 310 60,245
PC Connection, Inc. ..................................................... 1,108 69,161
Pegasystems, Inc. ....................................................... 628 43,659
Plexus Corp. (a) ........................................................ 492 63,040
Power Integrations, Inc. .................................................. 959 48,430
Progress Software Corp. .................................................. 1,294 66,654
Qualys, Inc. (a) ......................................................... 412 51,883
Rambus, Inc. (a) ........................................................ 681 35,259
Rapid7, Inc. (a) ......................................................... 2,064 54,717
Riot Platforms, Inc. (a) ................................................... 2,627 18,704

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
Sanmina Corp. (a) ....................................................... 805 $ 61,325
SEMrush Holdings, Inc. , Class A (a) .......................................... 4,150 38,719
Sprinklr, Inc. , Class A (a) .................................................. 7,170 59,870
Synaptics, Inc. (a) ....................................................... 677 43,138
Teradata Corp. (a) ....................................................... 2,177 48,939
TTM Technologies, Inc. (a) ................................................ 2,277 46,701
Vontier Corp. .......................................................... 2,074 68,131
2,701,107
Insurance (4.9%):
Assured Guaranty Ltd. ................................................... 1,030 90,743
Axis Capital Holdings Ltd. ................................................ 1,057 105,954
Brighthouse Financial, Inc. (a) .............................................. 1,013 58,744
CNO Financial Group, Inc. ................................................ 1,874 78,052
First American Financial Corp. ............................................. 1,616 106,058
Genworth Financial, Inc. (a) ................................................ 12,696 90,015
Goosehead Insurance, Inc. , Class A .......................................... 339 40,022
Hamilton Insurance Group Ltd. , Class B (a) .................................... 3,342 69,280
Horace Mann Educators Corp. .............................................. 2,072 88,536
Kemper Corp. ......................................................... 1,356 90,648
Lincoln National Corp. ................................................... 1,648 59,180
Mercury General Corp. ................................................... 963 53,832
Palomar Holdings, Inc. (a) ................................................. 454 62,234
Root, Inc. , Class A (a) .................................................... 143 19,082
Selective Insurance Group, Inc. ............................................. 740 67,740
SiriusPoint Ltd. (a) ...................................................... 4,256 73,586
Skyward Specialty Insurance Group, Inc. (a) .................................... 1,263 66,838
Stewart Information Services Corp. .......................................... 1,133 80,839
The Hanover Insurance Group, Inc. .......................................... 580 100,891
White Mountains Insurance Group Ltd. ....................................... 54 103,994
1,506,268
Materials (5.2%):
Alpha Metallurgical Resources, Inc. (a) ........................................ 321 40,205
Avient Corp. .......................................................... 1,666 61,909
Balchem Corp. ......................................................... 546 90,636
Cabot Corp. ........................................................... 757 62,937
Century Aluminum Co. (a) ................................................. 1,692 31,404
Coeur Mining, Inc. (a) .................................................... 6,676 39,522
Greif, Inc. , Class A ...................................................... 1,380 75,886
H.B. Fuller Co. ........................................................ 1,562 87,659
Hawkins, Inc. ......................................................... 486 51,477
Hecla Mining Co. ....................................................... 8,383 46,610
Innospec, Inc. ......................................................... 686 64,999
Knife River Corp. (a) .................................................... 605 54,577
Materion Corp. ........................................................ 608 49,613
Minerals Technologies, Inc. ................................................ 1,171 74,440
NewMarket Corp. ...................................................... 161 91,198
Olin Corp. ............................................................ 2,462 59,679
Quaker Chemical Corp. .................................................. 491 60,693
Sealed Air Corp. ....................................................... 2,468 71,325
Sensient Technologies Corp. ............................................... 1,306 97,206
Silgan Holdings, Inc. .................................................... 1,987 101,575
Sonoco Products Co. .................................................... 2,300 108,652
Sylvamo Corp. ......................................................... 827 55,467
The Chemours Co. ...................................................... 3,040 41,131
United States Lime & Minerals, Inc. ......................................... 532 47,018
Warrior Met Coal, Inc. ................................................... 977 46,622
1,612,440
Mortgage Real Estate Investment
Trusts (REITs) (0.2%):
HA Sustainable Infrastructure Capital, Inc. ..................................... 2,058 60,176
Real Estate (0.8%):
DigitalBridge Group, Inc. ................................................. 4,321 38,111

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
Howard Hughes Holdings, Inc. (a) ........................................... 885 $ 65,561
Newmark Group, Inc. , Class A ............................................. 4,552 55,398
The St. Joe Co. ........................................................ 1,859 87,280
246,350
Utilities (7.0%):
American States Water Co. ................................................ 1,401 110,231
Avista Corp. .......................................................... 2,705 113,258
Black Hills Corp. ....................................................... 1,981 120,148
California Water Service Group ............................................. 2,224 107,775
Chesapeake Utilities Corp. ................................................ 883 113,404
Clearway Energy, Inc. , Class C ............................................. 2,685 81,275
IDACORP, Inc. ........................................................ 1,127 130,980
MGE Energy, Inc. ...................................................... 1,025 95,284
New Jersey Resources Corp. ............................................... 2,502 122,748
Northwest Natural Holding Co. ............................................. 2,712 115,857
Northwestern Energy Group, Inc. ........................................... 1,978 114,467
ONE Gas, Inc. ......................................................... 1,478 111,722
Ormat Technologies, Inc. ................................................. 1,186 83,933
Otter Tail Corp. ........................................................ 995 79,968
Portland General Electric Co. .............................................. 2,856 127,378
SJW Group ........................................................... 1,679 91,824
Southwest Gas Holdings, Inc. .............................................. 1,321 94,848
Spire, Inc. ............................................................ 1,355 106,029
Talen Energy Corp. (a) ................................................... 180 35,940
TXNM Energy, Inc. ..................................................... 2,247 120,169
UGI Corp. ............................................................ 2,326 76,921
2,154,159
Total Common Stocks (Cost $30,636,775) 30,815,104
Investment Companies (0.2%)
Federated Hermes Treasury Obligations Fund, Institutional Shares , 4 .21% (d) ............ 61,361 61,361
Total Investment Companies (Cost $61,361) 61,361
Collateral for Securities Loaned (1.2%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .26% (d) ........ 94,584 94,584
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .27% (d) ............ 94,584 94,584
Invesco Government & Agency Portfolio, Institutional Shares , 4 .30% (d) ............... 94,584 94,584
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .27% (d) . 94,584 94,584
Total Collateral for Securities Loaned (Cost $378,336) 378,336
Total Investments (Cost $31,076,472) — 101.1% 31,254,801
Liabilities in excess of other assets — (1.1)% (326,718)
NET ASSETS - 100.00% $ 30,928,083
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Affiliated security.
(c) All or a portion of this security is on loan.
(d) Rate disclosed is the daily yield on March 31, 2025.
PLC
—
Public Limited Company

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Affiliated Holdings
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini Russell 2000 Index Futures ...... 1 6/20/25 $ 104,909 $ 101,355 $ (3,554)
Total unrealized appreciation $ —
Total unrealized depreciation (3,554)
Total net unrealized appreciation (depreciation) $ (3,554)
Fair Value
6/30/2024
Purchases
at Cost
Proceeds
from Sales
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
3/31/2025 Shares
Dividend
Income
Capital Gain
Distribution
Victory Capital Holdings,
Inc. , Class A ....... $ 124,575 $ 16,641 $ (108,530) $ 37,519 $ (12,161) $ 58,044 1,003 $ 2,551 $ —

Schedule of Portfolio Investments
March 31, 2025
Victory Portfolios II
VictoryShares THB Mid Cap ETF

(Unaudited)
Security Description Shares . Value
Common Stocks (99.4%)
Aerospace & Defense (5.8%):
Curtiss-Wright Corp. .................................................... 2,328 $ 738,605
HEICO Corp. .......................................................... 4,062 1,085,325
1,823,930
Building Products (5.5%):
Carlisle Cos., Inc. ....................................................... 3,007 1,023,883
Simpson Manufacturing Co., Inc. ........................................... 4,532 711,887
1,735,770
Commercial Services & Supplies (2.9%):
Rollins, Inc. ........................................................... 16,960 916,349
Construction & Engineering (3.0%):
EMCOR Group, Inc. .................................................... 2,594 958,820
Consumer Discretionary (10.8%):
D.R. Horton, Inc. ....................................................... 8,309 1,056,323
NVR, Inc. (a) .......................................................... 165 1,195,325
Pool Corp. ............................................................ 3,709 1,180,760
3,432,408
Consumer Staples (8.0%):
Casey's General Stores, Inc. ............................................... 2,879 1,249,601
Ingredion, Inc. ......................................................... 9,364 1,266,106
2,515,707
Financials (13.6%):
Brown & Brown, Inc. .................................................... 12,856 1,599,286
Cboe Global Markets, Inc. ................................................ 5,813 1,315,424
Houlihan Lokey, Inc. .................................................... 8,480 1,369,520
4,284,230
Ground Transportation (2.3%):
Old Dominion Freight Line, Inc. ............................................ 4,350 719,708
Health Care (8.9%):
Chemed Corp. ......................................................... 2,038 1,254,022
Hologic, Inc. (a) ........................................................ 13,041 805,543
West Pharmaceutical Services, Inc. .......................................... 3,292 737,013
2,796,578
Information Technology (7.5%):
PTC, Inc. (a) ........................................................... 6,599 1,022,515
Teledyne Technologies, Inc. (a) ............................................. 2,736 1,361,735
2,384,250
Machinery (11.8%):
Graco, Inc. ........................................................... 12,081 1,008,884
Lincoln Electric Holdings, Inc. ............................................. 4,019 760,234
Westinghouse Air Brake Technologies Corp. .................................... 7,126 1,292,299
Xylem, Inc. ........................................................... 5,558 663,959
3,725,376
Materials (10.5%):
CF Industries Holdings, Inc. ............................................... 14,092 1,101,290
Martin Marietta Materials, Inc. ............................................. 2,086 997,379
NewMarket Corp. ...................................................... 2,095 1,186,713
3,285,382
Professional Services (2.5%):
CACI International, Inc. , Class A (a) ......................................... 2,179 799,519
Trading Companies & Distributors (6.3%):
Fastenal Co. ........................................................... 16,946 1,314,163
Watsco, Inc. ........................................................... 1,311 666,381
1,980,544
Total Common Stocks (Cost $32,053,923) 31,358,571
Total Investments (Cost $32,053,923) — 99.4% 31,358,571

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
Other assets in excess of liabilities — 0.6% 190,015
NET ASSETS - 100.00% $ 31,548,586
(a) Non-income producing security.

Schedule of Portfolio Investments
March 31, 2025
Victory Portfolios II
VictoryShares Free Cash Flow ETF

(Unaudited)
Security Description Shares . Value
Common Stocks (99.7%)
Biotechnology (4.4%):
Amgen, Inc. ........................................................... 262,030 $ 81,635,446
Incyte Corp.(a) ......................................................... 538,390 32,599,515
United Therapeutics Corp.(a) .............................................. 114,000 35,142,780
149,377,741
Consumer Discretionary (19.9%):
Airbnb, Inc., Class A(a) .................................................. 500,489 59,788,416
Aptiv PLC(a) .......................................................... 674,171 40,113,175
D.R. Horton, Inc. ....................................................... 624,598 79,405,144
Expedia Group, Inc. ..................................................... 477,039 80,190,256
General Motors Co. ..................................................... 2,142,050 100,740,611
Lennar Corp., Class A .................................................... 925,242 106,199,277
NVR, Inc.(a) .......................................................... 6,678 48,378,036
PulteGroup, Inc. ........................................................ 640,379 65,830,961
Tapestry, Inc. .......................................................... 555,943 39,143,947
Toll Brothers, Inc. ...................................................... 581,377 61,387,597
681,177,420
Energy (23.6%):
Chevron Corp. ......................................................... 750,814 125,603,674
ConocoPhillips Co. ..................................................... 1,034,134 108,604,753
Coterra Energy, Inc. ..................................................... 2,311,752 66,809,633
Devon Energy Corp. ..................................................... 2,732,027 102,177,810
Diamondback Energy, Inc. ................................................ 741,809 118,600,423
Exxon Mobil Corp. ..................................................... 1,199,097 142,608,606
Halliburton Co. ........................................................ 2,864,525 72,672,999
Schlumberger NV ...................................................... 1,634,515 68,322,727
805,400,625
Health Care Equipment & Supplies (0.9%):
Align Technology, Inc.(a) ................................................. 190,136 30,205,005
Health Care Providers & Services (11.3%):
Cardinal Health, Inc. .................................................... 363,179 50,035,171
Humana, Inc. .......................................................... 239,599 63,397,895
McKesson Corp. ....................................................... 92,006 61,919,118
Molina Healthcare, Inc.(a) ................................................ 127,288 41,927,394
Tenet Healthcare Corp.(a) ................................................. 410,847 55,258,922
The Cigna Group ....................................................... 349,094 114,851,926
387,390,426
Industrials (10.0%):
Carlisle Cos., Inc. ....................................................... 104,798 35,683,719
Comfort Systems USA, Inc. ............................................... 112,062 36,120,944
Delta Air Lines, Inc. ..................................................... 1,636,691 71,359,728
EMCOR Group, Inc. .................................................... 141,521 52,310,407
Leidos Holdings, Inc. .................................................... 286,363 38,641,823
Owens Corning, Inc. ..................................................... 321,534 45,921,486
United Airlines Holdings, Inc.(a) ............................................ 874,519 60,385,537
340,423,644
Information Technology (15.2%):
Applied Materials, Inc. ................................................... 448,960 65,153,075
DocuSign, Inc.(a) ....................................................... 481,258 39,174,401
F5, Inc.(a) ............................................................ 130,086 34,637,999
Jabil, Inc. ............................................................ 334,563 45,523,987
Juniper Networks, Inc. ................................................... 965,300 34,934,207
NetApp, Inc. .......................................................... 599,749 52,681,952
ON Semiconductor Corp.(a) ............................................... 1,242,829 50,570,712
QUALCOMM, Inc. ..................................................... 710,349 109,116,710
Zoom Communications, Inc.(a) ............................................. 1,168,650 86,211,311
518,004,354
Materials (2.6%):
Newmont Corp. ........................................................ 1,186,882 57,302,663

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
Royal Gold, Inc. ........................................................ 185,774 $ 30,375,907
87,678,570
Pharmaceuticals (10.0%):
Bristol-Myers Squibb Co. ................................................. 2,195,407 133,897,873
Merck & Co., Inc. ...................................................... 1,397,314 125,422,905
Royalty Pharma PLC, Class A .............................................. 2,602,489 81,015,482
340,336,260
Utilities (1.8%):
NRG Energy, Inc. ....................................................... 653,352 62,368,982
Total Common Stocks (Cost $3,467,949,278) 3,402,363,027
Total Investments (Cost $3,467,949,278) — 99.7% 3,402,363,027
Other assets in excess of liabilities — 0.3% 9,351,340
NET ASSETS - 100.00% $ 3,411,714,367
(a) Non-income producing security.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 30 6/20/25 $ 8,572,260 $ 8,479,875 $ (92,385)
Total unrealized appreciation $ —
Total unrealized depreciation (92,385)
Total net unrealized appreciation (depreciation) $ (92,385)

Schedule of Portfolio Investments
March 31, 2025
Victory Portfolios II
VictoryShares Small Cap Free Cash Flow ETF

(Unaudited)
Security Description Shares . Value
Common Stocks (99.8%)
Communication Services (7.5%):
Bandwidth, Inc. , Class A (a) ................................................ 15,958 $ 209,050
Cars.com, Inc. (a) ....................................................... 84,245 949,441
EverQuote, Inc. , Class A (a) ................................................ 21,169 554,416
Getty Images Holdings, Inc. (a) (b) ........................................... 176,127 304,700
Gogo, Inc. (a) (b) ........................................................ 69,934 602,831
Ibotta, Inc. , Class A (a) (b) ................................................. 33,174 1,399,943
Magnite, Inc. (a) ........................................................ 99,618 1,136,641
Match Group, Inc. ...................................................... 64,629 2,016,425
MediaAlpha, Inc. , Class A (a) .............................................. 40,713 376,188
National CineMedia, Inc. ................................................. 56,368 329,189
Outbrain, Inc. (a) ....................................................... 36,962 137,868
PubMatic, Inc. , Class A (a) ................................................ 27,895 254,960
Scholastic Corp. ........................................................ 17,467 329,777
Shutterstock, Inc. ....................................................... 50,524 941,262
Spok Holdings, Inc. ..................................................... 4,234 69,607
TripAdvisor, Inc. (a) ..................................................... 118,885 1,684,601
Yelp, Inc. (a) ........................................................... 53,000 1,962,590
Ziff Davis, Inc. (a) ....................................................... 57,757 2,170,508
ZoomInfo Technologies, Inc. (a) ............................................. 124,371 1,243,710
16,673,707
Consumer Discretionary (18.9%):
Abercrombie & Fitch Co. (a) ............................................... 31,650 2,417,111
Academy Sports & Outdoors, Inc. ........................................... 26,945 1,228,961
Accel Entertainment, Inc. (a) ............................................... 31,862 316,071
Adtalem Global Education, Inc. (a) ........................................... 12,174 1,225,191
American Eagle Outfitters, Inc. ............................................. 136,548 1,586,688
American Public Education, Inc. (a) .......................................... 7,527 168,003
AMMO, Inc. (a) ........................................................ 44,774 61,788
Asbury Automotive Group, Inc. (a) ........................................... 7,251 1,601,311
Coursera, Inc. (a) ....................................................... 210,766 1,403,702
Crocs, Inc. (a) .......................................................... 26,459 2,809,946
Denny's Corp. (a) ....................................................... 59,427 218,097
Dillard's, Inc. , Class A (b) ................................................. 8,003 2,866,114
Etsy, Inc. (a) ........................................................... 45,146 2,129,988
European Wax Center, Inc. , Class A (a) ........................................ 40,979 161,867
Everi Holdings, Inc. (a) ................................................... 34,560 472,435
Figs, Inc. , Class A (a) .................................................... 125,818 577,505
Flexsteel Industries, Inc. .................................................. 1,777 64,878
Gentex Corp. .......................................................... 51,862 1,208,385
GigaCloud Technology, Inc. , Class A (a) (b) ..................................... 134,619 1,911,590
H&R Block, Inc. ....................................................... 32,387 1,778,370
J. Jill, Inc. ............................................................ 10,378 202,682
JAKKS Pacific, Inc. ..................................................... 7,757 191,365
KB Home ............................................................ 21,080 1,225,170
Kontoor Brands, Inc. .................................................... 20,744 1,330,313
Lear Corp. ............................................................ 14,851 1,310,155
Monarch Casino & Resort, Inc. ............................................. 7,937 617,102
Movado Group, Inc. ..................................................... 17,020 284,574
OneSpaWorld Holdings Ltd. ............................................... 47,486 797,290
Phinia, Inc. ........................................................... 33,560 1,423,951
RCI Hospitality Holdings, Inc. ............................................. 4,875 209,332
Rush Street Interactive, Inc. (a) ............................................. 142,025 1,522,508
Smith Douglas Homes Corp. (a) ............................................. 13,368 260,943
Steven Madden Ltd. ..................................................... 45,964 1,224,481
Strategic Education, Inc. .................................................. 9,646 809,878
Target Hospitality Corp. (a) ................................................ 65,845 433,260
Taylor Morrison Home Corp. (a) ............................................ 39,318 2,360,653
Upbound Group, Inc. .................................................... 41,203 987,224
Visteon Corp. (a) ........................................................ 19,160 1,487,199
YETI Holdings, Inc. (a) ................................................... 36,695 1,214,605
42,100,686

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VictoryShares Small Cap Free Cash Flow ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
Consumer Staples (3.2%):
Cal-Maine Foods, Inc. ................................................... 18,903 $ 1,718,283
Ingredion, Inc. ......................................................... 11,598 1,568,166
Maplebear, Inc. (a) ...................................................... 47,323 1,887,714
Molson Coors Beverage Co. , Class B ......................................... 32,319 1,967,257
7,141,420
Energy Equipment & Services (6.9%):
Cactus, Inc. , Class A ..................................................... 22,812 1,045,474
ChampionX Corp. ...................................................... 38,459 1,146,078
Energy Services of America Corp. ........................................... 11,759 111,123
Expro Group Holdings NV (a) .............................................. 63,000 626,220
Forum Energy Technologies, Inc. (a) ......................................... 8,936 179,703
Helix Energy Solutions Group, Inc. (a) ........................................ 168,372 1,399,171
Helmerich & Payne, Inc. .................................................. 61,233 1,599,406
Innovex International, Inc. (a) .............................................. 39,320 706,187
National Energy Services Reunited Corp. (a) .................................... 22,656 166,748
NOV, Inc. ............................................................ 129,753 1,974,841
Oil States International, Inc. (a) ............................................. 35,522 182,938
Patterson-UTI Energy, Inc. ................................................ 237,922 1,955,719
Ranger Energy Services, Inc. ............................................... 12,942 183,647
RPC, Inc. ............................................................ 95,603 525,817
Tidewater, Inc. (a) ....................................................... 41,046 1,735,014
Weatherford International PLC ............................................. 35,357 1,893,367
15,431,453
Financials (2.7%):
I3 Verticals, Inc. , Class A (a) ............................................... 22,182 547,230
OppFi, Inc. (b) ......................................................... 200,290 1,862,697
Oscar Health, Inc. , Class A (a) .............................................. 264,662 3,469,719
5,879,646
Health Care (10.5%):
ACADIA Pharmaceuticals, Inc. (a) ........................................... 53,780 893,286
Alkermes PLC (a) ....................................................... 51,409 1,697,525
Amicus Therapeutics, Inc. (a) ............................................... 126,333 1,030,877
Amphastar Pharmaceuticals, Inc. (a) .......................................... 39,581 1,147,453
Catalyst Pharmaceuticals, Inc. (a) ............................................ 88,514 2,146,465
Collegium Pharmaceutical, Inc. (a) ........................................... 75,039 2,239,914
Definitive Healthcare Corp. (a) .............................................. 66,980 193,572
DocGo, Inc. (a) ......................................................... 87,434 230,826
GoodRx Holdings, Inc. , Class A (a) .......................................... 93,996 414,522
Harmony Biosciences Holdings, Inc. (a) ....................................... 71,608 2,376,670
Jazz Pharmaceuticals PLC (a) .............................................. 23,897 2,966,813
Kiniksa Pharmaceuticals International PLC (a) .................................. 48,472 1,076,563
MannKind Corp. (a) ..................................................... 258,968 1,302,609
Medpace Holdings, Inc. (a) ................................................ 4,841 1,475,004
Pacira BioSciences, Inc. (a) ................................................ 90,986 2,261,002
Progyny, Inc. (a) ........................................................ 63,602 1,420,869
SIGA Technologies, Inc. (a) ................................................ 44,822 245,625
Tactile Systems Technology, Inc. (a) .......................................... 24,455 323,295
23,442,890
Industrials (19.1%):
Alamo Group, Inc. ...................................................... 5,889 1,049,479
Allison Transmission Holdings, Inc. ......................................... 16,611 1,589,174
Ameresco, Inc. , Class A (a) ................................................ 113,413 1,370,029
Argan, Inc. ........................................................... 10,791 1,415,456
Array Technologies, Inc. (a) ................................................ 177,305 863,475
Astec Industries, Inc. .................................................... 5,506 189,682
Blue Bird Corp. (a) ...................................................... 34,928 1,130,619
Concentrix Corp. ....................................................... 40,426 2,249,303
DNOW, Inc. (a) ........................................................ 111,505 1,904,505
Fluor Corp. (a) ......................................................... 68,799 2,464,380
Franklin Covey Co. (a) ................................................... 7,532 208,034
FreightCar America, Inc. (a) ................................................ 14,106 78,006

Victory Portfolios II
VictoryShares Small Cap Free Cash Flow ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
Gibraltar Industries, Inc. (a) ................................................ 15,732 $ 922,839
Heartland Express, Inc. ................................................... 45,989 424,019
Heidrick & Struggles International, Inc. ....................................... 14,503 621,164
HNI Corp. ............................................................ 25,335 1,123,607
Hudson Technologies, Inc. (a) .............................................. 35,203 217,203
Hyster-Yale, Inc. ....................................................... 12,906 536,115
IBEX Holdings Ltd. (a) ................................................... 4,815 117,245
Kelly Services, Inc. , Class A ............................................... 25,244 332,464
Korn Ferry ........................................................... 18,137 1,230,233
Legalzoom.com, Inc. (a) .................................................. 96,618 831,881
Liquidity Services, Inc. (a) ................................................. 25,934 804,213
Lyft, Inc. , Class A (a) .................................................... 299,383 3,553,676
Matrix Service Co. (a) .................................................... 16,570 205,965
Maximus, Inc. ......................................................... 19,723 1,344,911
Mayville Engineering Co., Inc. (a) ........................................... 11,503 154,485
McGrath RentCorp ...................................................... 9,552 1,064,093
Miller Industries, Inc. .................................................... 6,491 275,024
MRC Global, Inc. (a) ..................................................... 55,410 636,107
Mueller Industries, Inc. ................................................... 18,470 1,406,306
NEXTracker, Inc. , Class A (a) .............................................. 40,271 1,697,020
Powell Industries, Inc. ................................................... 4,809 819,117
Preformed Line Products Co. .............................................. 747 104,647
Proficient Auto Logistics, Inc. (a) (b) .......................................... 11,817 98,908
Safe Bulkers, Inc. ....................................................... 45,944 169,533
Shoals Technologies Group, Inc. , Class A (a) .................................... 194,302 645,083
Sterling Infrastructure, Inc. (a) .............................................. 16,059 1,818,039
Sun Country Airlines Holdings, Inc. (a) ........................................ 76,613 943,872
Symbotic, Inc. (a) (b) ..................................................... 88,853 1,795,719
TaskUS, Inc. , Class A (a) .................................................. 22,872 311,745
Tennant Co. ........................................................... 12,738 1,015,856
Upwork, Inc. (a) ........................................................ 112,554 1,468,830
V2X, Inc. (a) .......................................................... 21,629 1,060,903
Willdan Group, Inc. (a) ................................................... 5,427 220,987
42,483,951
Information Technology (7.8%):
8x8, Inc. (a) ........................................................... 68,410 136,820
Benchmark Electronics, Inc. ............................................... 17,326 658,908
Clear Secure, Inc. , Class A ................................................ 65,560 1,698,660
Daktronics, Inc. (a) ...................................................... 25,848 314,829
Digi International, Inc. (a) ................................................. 14,133 393,321
Dropbox, Inc. , Class A (a) ................................................. 88,496 2,363,728
Expensify, Inc. , Class A (a) ................................................ 22,671 68,920
Immersion Corp. ....................................................... 54,682 414,490
Informatica, Inc. , Class A (a) ............................................... 81,360 1,419,732
Inseego Corp. (a) ....................................................... 14,455 118,097
LiveRamp Holdings, Inc. (a) ............................................... 33,549 876,971
Mitek Systems, Inc. (a) ................................................... 31,297 258,200
OneSpan, Inc. ......................................................... 28,011 427,168
PagerDuty, Inc. (a) ...................................................... 50,300 918,981
RingCentral, Inc. , Class A (a) ............................................... 86,450 2,140,502
Sanmina Corp. (a) ....................................................... 16,032 1,221,318
TD SYNNEX Corp. ..................................................... 16,390 1,703,904
TSS, Inc. (a) (b) ......................................................... 52,030 408,436
Turtle Beach Corp. (a) .................................................... 7,516 107,253
UiPath, Inc. , Class A (a) .................................................. 121,291 1,249,297
Yext, Inc. (a) ........................................................... 60,845 374,805
17,274,340
Materials (3.4%):
Alpha Metallurgical Resources, Inc. (a) ........................................ 5,985 749,621
Century Aluminum Co. (a) ................................................. 49,210 913,338
Coeur Mining, Inc. (a) .................................................... 168,072 994,986
Flotek Industries, Inc. (a) .................................................. 8,123 67,665
NewMarket Corp. ...................................................... 3,436 1,946,322

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VictoryShares Small Cap Free Cash Flow ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
Perimeter Solutions, Inc. (a) ................................................ 116,798 $ 1,176,156
Ramaco Resources, Inc. , Class A (b) .......................................... 50,597 416,413
Rayonier Advanced Materials, Inc. (a) ........................................ 32,370 186,127
Sylvamo Corp. ......................................................... 17,451 1,170,439
7,621,067
Oil, Gas & Consumable Fuels (19.8%):
APA Corp. ............................................................ 143,049 3,006,890
Berry Corp. ........................................................... 125,278 402,142
California Resources Corp. ................................................ 46,540 2,046,364
Centrus Energy Corp. , Class A (a) (b) ......................................... 10,112 629,068
Chord Energy Corp. ..................................................... 30,789 3,470,536
Civitas Resources, Inc. ................................................... 103,368 3,606,510
Core Natural Resources, Inc. ............................................... 28,400 2,189,640
Crescent Energy Co. , Class A .............................................. 190,960 2,146,390
CVR Energy, Inc. ....................................................... 48,046 932,092
Dorian LPG Ltd. ....................................................... 102,468 2,289,135
International Seaways, Inc. ................................................ 82,350 2,734,020
Magnolia Oil & Gas Corp. , Class A .......................................... 71,451 1,804,852
Matador Resources Co. ................................................... 38,571 1,970,592
Murphy Oil Corp. ...................................................... 61,229 1,738,904
Northern Oil & Gas, Inc. .................................................. 38,433 1,161,830
Peabody Energy Corp. ................................................... 106,595 1,444,362
Permian Resources Corp. ................................................. 198,101 2,743,699
REX American Resources Corp. (a) .......................................... 13,031 489,575
Riley Exploration Permian, Inc. ............................................. 10,955 319,557
Ring Energy, Inc. (a) ..................................................... 97,393 112,002
Scorpio Tankers, Inc. .................................................... 73,822 2,774,231
Sitio Royalties Corp. , Class A .............................................. 56,998 1,132,550
SM Energy Co. ........................................................ 62,093 1,859,685
Vital Energy, Inc. (a) ..................................................... 54,430 1,155,005
Vitesse Energy, Inc. ..................................................... 8,591 211,253
World Kinect Corp. ..................................................... 55,490 1,573,696
43,944,580
Total Common Stocks (Cost $237,914,657) 221,993,740
Collateral for Securities Loaned (4.6%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .26% (c) ........ 2,560,428 2,560,428
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .27% (c) ............ 2,560,428 2,560,428
Invesco Government & Agency Portfolio, Institutional Shares , 4 .30% (c) ............... 2,560,428 2,560,428
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .27% (c) . 2,560,428 2,560,428
Total Collateral for Securities Loaned (Cost $10,241,712) 10,241,712
Total Investments (Cost $248,156,369) — 104.4% 232,235,452
Liabilities in excess of other assets — (4.4)% (9,762,876)
NET ASSETS - 100.00% $ 222,472,576
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on March 31, 2025.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini Russell 2000 Index Futures ...... 5 6/20/25 $ 513,966 $ 506,775 $ (7,191)
Total unrealized appreciation $ —
Total unrealized depreciation (7,191)
Total net unrealized appreciation (depreciation) $ (7,191)

Schedule of Portfolio Investments
March 31, 2025
Victory Portfolios II
VictoryShares Free Cash Flow Growth ETF

(Unaudited)
Security Description Shares . Value
Common Stocks (99.9%)
Communication Services (18.1%):
Alphabet, Inc. , Class A ................................................... 68,617 $ 10,610,933
Live Nation Entertainment, Inc. (a) ........................................... 31,273 4,083,628
Match Group, Inc. ...................................................... 32,170 1,003,704
Meta Platforms, Inc. , Class A .............................................. 13,581 7,827,545
Netflix, Inc. (a) ......................................................... 9,485 8,845,047
Pinterest, Inc. , Class A (a) ................................................. 30,972 960,132
Reddit, Inc. , Class A (a) ................................................... 47,426 4,974,987
Spotify Technology SA (a) ................................................. 19,248 10,586,977
The New York Times Co. , Class A ........................................... 20,461 1,014,866
The Trade Desk, Inc. , Class A (a) ............................................ 19,333 1,057,901
50,965,720
Communications Equipment (2.2%):
Arista Networks, Inc. (a) .................................................. 21,207 1,643,118
Motorola Solutions, Inc. .................................................. 10,528 4,609,264
6,252,382
Consumer Discretionary (15.3%):
Airbnb, Inc. , Class A (a) .................................................. 18,432 2,201,887
Booking Holdings, Inc. ................................................... 1,877 8,647,169
Chipotle Mexican Grill, Inc. (a) ............................................. 26,400 1,325,544
Deckers Outdoor Corp. (a) ................................................. 9,853 1,101,664
DoorDash, Inc. , Class A (a) ................................................ 22,865 4,179,036
DraftKings, Inc. (a) ...................................................... 23,276 772,996
Duolingo, Inc. (a) ....................................................... 4,659 1,446,806
Expedia Group, Inc. ..................................................... 22,219 3,735,014
Hilton Worldwide Holdings, Inc. ............................................ 14,925 3,396,184
Lululemon Athletica, Inc. (a) ............................................... 5,961 1,687,321
Marriott International, Inc. , Class A .......................................... 6,233 1,484,701
Texas Roadhouse, Inc. ................................................... 9,297 1,549,159
The TJX Cos., Inc. ...................................................... 41,495 5,054,091
Viking Holdings Ltd. (a) .................................................. 130,694 5,195,087
Wingstop, Inc. ......................................................... 5,826 1,314,229
43,090,888
Consumer Staples (0.7%):
BellRing Brands, Inc. (a) .................................................. 12,657 942,440
Maplebear, Inc. (a) ...................................................... 29,936 1,194,147
2,136,587
Electronic Equipment, Instruments & Components (0.7%):
Badger Meter, Inc. ...................................................... 10,114 1,924,189
Health Care (14.3%):
Cencora, Inc. .......................................................... 6,254 1,739,175
Dexcom, Inc. (a) ........................................................ 53,839 3,676,666
Doximity, Inc. , Class A (a) ................................................. 50,112 2,907,999
Halozyme Therapeutics, Inc. (a) ............................................. 83,768 5,345,237
Hims & Hers Health, Inc. (a) ............................................... 74,981 2,215,689
IDEXX Laboratories, Inc. (a) ............................................... 5,175 2,173,241
Incyte Corp. (a) ......................................................... 24,537 1,485,715
Lantheus Holdings, Inc. (a) ................................................ 31,894 3,112,854
McKesson Corp. ....................................................... 7,195 4,842,162
Medpace Holdings, Inc. (a) ................................................ 4,790 1,459,465
Merck & Co., Inc. ...................................................... 80,564 7,231,425
Neurocrine Biosciences, Inc. (a) ............................................. 9,737 1,076,912
ResMed, Inc. .......................................................... 9,496 2,125,680
Veeva Systems, Inc. , Class A (a) ............................................. 4,854 1,124,332
40,516,552
Industrials (14.5%):
Armstrong World Industries, Inc. ............................................ 13,466 1,897,090
Cintas Corp. .......................................................... 17,397 3,575,605
Comfort Systems USA, Inc. ............................................... 2,514 810,338
EMCOR Group, Inc. .................................................... 3,352 1,238,999

Victory Portfolios II
VictoryShares Free Cash Flow Growth ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
ExlService Holdings, Inc. (a) ............................................... 89,965 $ 4,247,248
GE Vernova, Inc. ....................................................... 24,347 7,432,652
Lennox International, Inc. ................................................. 3,708 2,079,558
Lincoln Electric Holdings, Inc. ............................................. 9,141 1,729,112
Mueller Industries, Inc. ................................................... 71,991 5,481,394
NEXTracker, Inc. , Class A (a) .............................................. 24,198 1,019,704
Paycom Software, Inc. ................................................... 5,321 1,162,532
Paylocity Holding Corp. (a) ................................................ 6,630 1,242,064
Rollins, Inc. ........................................................... 26,501 1,431,849
Trane Technologies PLC .................................................. 8,880 2,991,850
Uber Technologies, Inc. (a) ................................................ 27,347 1,992,502
Vertiv Holdings Co. , Class A ............................................... 13,855 1,000,331
W.W. Grainger, Inc. ..................................................... 1,129 1,115,260
40,448,088
IT Services (2.3%):
GoDaddy, Inc. , Class A (a) ................................................. 30,568 5,506,520
Snowflake, Inc. , Class A (a) ................................................ 6,632 969,333
6,475,853
Semiconductors & Semiconductor Equipment (6.0%):
Applied Materials, Inc. ................................................... 24,707 3,585,480
Astera Labs, Inc. (a) ..................................................... 7,643 456,058
Broadcom, Inc. ........................................................ 22,252 3,725,652
KLA Corp. ........................................................... 2,168 1,473,806
Lattice Semiconductor Corp. (a) ............................................. 14,426 756,644
Monolithic Power Systems, Inc. ............................................ 2,049 1,188,379
NVIDIA Corp. ......................................................... 46,582 5,048,557
Rambus, Inc. (a) ........................................................ 14,008 725,264
16,959,840
Software (25.5%):
Adobe, Inc. (a) ......................................................... 8,789 3,370,845
AppLovin Corp. , Class A (a) ............................................... 38,771 10,273,153
Atlassian Corp. , Class A (a) ................................................ 6,839 1,451,304
Autodesk, Inc. (a) ....................................................... 4,808 1,258,734
Bentley Systems, Inc. , Class B ............................................. 31,716 1,247,707
Cadence Design Systems, Inc. (a) ............................................ 7,931 2,017,091
Clearwater Analytics Holdings, Inc. , Class A (a) ................................. 109,258 2,928,114
Commvault Systems, Inc. (a) ............................................... 16,739 2,640,745
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 2,870 1,011,905
Datadog, Inc. , Class A (a) ................................................. 10,772 1,068,690
DocuSign, Inc. (a) ....................................................... 29,442 2,396,579
Dynatrace, Inc. (a) ...................................................... 21,478 1,012,688
Elastic NV (a) .......................................................... 7,351 654,974
Fair Isaac Corp. (a) ...................................................... 1,986 3,662,502
Fortinet, Inc. (a) ........................................................ 64,438 6,202,802
Gitlab, Inc. , Class A (a) ................................................... 9,949 467,603
HubSpot, Inc. (a) ....................................................... 1,348 770,099
Intuit, Inc. ............................................................ 3,259 2,000,993
Manhattan Associates, Inc. (a) .............................................. 7,052 1,220,278
Microsoft Corp. ........................................................ 11,525 4,326,370
Nutanix, Inc. , Class A (a) .................................................. 13,761 960,655
Palantir Technologies, Inc. , Class A (a) ........................................ 109,581 9,248,637
Palo Alto Networks, Inc. (a) ................................................ 21,055 3,592,825
PTC, Inc. (a) ........................................................... 9,180 1,422,441
Salesforce, Inc. ........................................................ 9,199 2,468,644
ServiceNow, Inc. (a) ..................................................... 2,253 1,793,703
Workday, Inc. , Class A (a) ................................................. 5,593 1,306,133
Zscaler, Inc. (a) ......................................................... 4,511 895,073
71,671,287
Technology Hardware, Storage & Peripherals (0.3%):
Pure Storage, Inc. , Class A (a) .............................................. 18,073 800,092
Total Common Stocks (Cost $298,929,418) 281,241,478

Victory Portfolios II
VictoryShares Free Cash Flow Growth ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Value
Total Investments (Cost $298,929,418) — 99.9% $ 281,241,478
Other assets in excess of liabilities — 0.1% 258,353
NET ASSETS - 100.00% $ 281,499,831
At March 31, 2025, the Fund's investments in foreign securities were 7.8% of net assets.
(a) Non-income producing security.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 1 6/20/25 $ 284,607 $ 282,663 $ (1,944)
Total unrealized appreciation $ —
Total unrealized depreciation (1,944)
Total net unrealized appreciation (depreciation) $ (1,944)

Schedule of Portfolio Investments
March 31, 2025
Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Security Description Principal Amount . Value
Asset-Backed Securities (27.6%)
ABS Auto (15.5%):
Ally Auto Receivables Trust ...............................................
Series 2023-1, Class B, 5.76%, 1/15/29, Callable 6/15/27 @ 100(a) ............... $ 1,000,000 $ 1,022,220
Series 2023-1, Class D, 6.74%, 4/15/34, Callable 6/15/27 @ 100(a) ............... 422,000 434,184
Series 2023-A, Class C, 6.08%, 1/17/34, Callable 9/15/27 @ 100(a) ............... 1,000,000 1,014,894
Series 2023-A, Class D, 7.33%, 1/17/34, Callable 9/15/27 @ 100(a) ............... 667,000 695,070
Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class D, 5.41%, 9/15/32, Callable
3/15/28 @ 100(a) ................................................... 740,714 742,351
American Credit Acceptance Receivables Trust .................................
Series 2021-4, Class E, 3.12%, 2/14/28, Callable 6/13/25 @ 100(a) ............... 500,000 497,787
Series 2023-2, Class C, 5.96%, 8/13/29, Callable 8/12/26 @ 100(a) ............... 850,369 852,487
Series 2024-4, Class C, 4.91%, 8/12/31, Callable 10/12/27 @ 100(a) .............. 1,000,000 998,816
American Heritage Auto Receivables Trust .....................................
Series 2024-1A, Class A3, 4.90%, 9/17/29, Callable 10/15/28 @ 100(a) ............ 780,000 781,436
Series 2024-1A, Class B, 5.32%, 9/16/30, Callable 10/15/28 @ 100(a) ............. 333,333 335,230
Series 2024-1A, Class C, 5.63%, 12/16/30, Callable 10/15/28 @ 100(a) ............ 407,407 413,219
Series 2024-1A, Class D, 6.34%, 1/18/33, Callable 10/15/28 @ 100(a) ............. 348,387 348,814
AmeriCredit Automobile Receivables Trust ....................................
Series 2020-3, Class D, 1.49%, 9/18/26, Callable 4/18/25 @ 100 ................. 500,000 499,156
Series 2021-1, Class D, 1.21%, 12/18/26, Callable 6/18/25 @ 100 ................ 1,000,000 991,836
Series 2021-2, Class C, 1.01%, 1/19/27, Callable 12/18/25 @ 100 ................ 814,504 802,665
ARI Fleet Lease Trust ....................................................
Series 2022-A, Class A3, 3.43%, 1/15/31, Callable 5/15/25 @ 100(a) .............. 471,866 471,157
Series 2024-B, Class A3, 5.26%, 4/15/33, Callable 7/15/27 @ 100(a) .............. 1,350,000 1,371,920
Series 2024-B, Class B, 5.39%, 4/15/33, Callable 7/15/27 @ 100(a) ............... 275,000 280,485
Series 2024-B, Class C, 5.55%, 4/15/33, Callable 7/15/27 @ 100(a) ............... 344,000 350,001
Series 2025-A, Class C, 4.90%, 1/17/34, Callable 9/15/28 @ 100(a) ............... 1,083,333 1,077,688
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2021-1A, Class C, 2.13%, 8/20/27, Callable 8/20/26 @ 100(a) .............. 620,000 594,898
Series 2022-5A, Class B, 7.09%, 4/20/27(a) ................................ 1,000,000 1,014,693
Series 2023-5A, Class B, 6.12%, 4/20/28(a) ................................ 1,000,000 1,013,658
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77%, 8/15/30,
Callable 10/15/28 @ 100 ............................................. 857,000 857,774
CarMax Auto Owner Trust ................................................
Series 2021-3, Class D, 1.50%, 1/18/28, Callable 9/15/25 @ 100 ................. 1,370,000 1,340,453
Series 2021-4, Class D, 1.48%, 3/15/28, Callable 1/15/26 @ 100 ................. 250,000 243,052
Series 2023-2, Class C, 5.57%, 11/15/28, Callable 4/15/27 @ 100 ................ 1,000,000 1,012,427
Series 2023-4, Class D, 7.16%, 4/15/30, Callable 8/15/27 @ 100 ................. 1,000,000 1,039,081
Series 2024-1, Class C, 5.47%, 8/15/29, Callable 10/15/27 @ 100 ................ 1,000,000 1,011,081
Series 2024-4, Class D, 5.36%, 8/15/31, Callable 3/15/28 @ 100 ................. 740,000 739,396
Carvana Auto Receivables Trust ............................................
Series 2020-P1, Class D, 1.82%, 9/8/27, Callable 12/8/25 @ 100 ................. 500,000 488,361
Series 2021-N1, Class A, 0.70%, 1/10/28, Callable 6/10/26 @ 100 ................ 144,960 141,331
Series 2021-N1, Class C, 1.30%, 1/10/28, Callable 6/10/26 @ 100 ................ 188,892 183,170
Series 2021-N4, Class C, 1.72%, 9/11/28, Callable 9/10/27 @ 100 ................ 137,670 132,807
Chase Auto Owner Trust ..................................................
Series 2023-AA, Class D, 6.85%, 6/25/31, Callable 3/25/28 @ 100(a) ............. 1,878,000 1,979,066
Series 2024-2A, Class D, 6.15%, 8/25/31, Callable 12/25/27 @ 100(a) ............. 805,000 834,059
Series 2024-5A, Class D, 4.97%, 1/26/32, Callable 6/25/28 @ 100(a) .............. 356,000 354,284
Chesapeake Funding II LLC ...............................................
Series 2023-1A, Class B, 5.59%, 5/15/35, Callable 4/15/26 @ 100(a) .............. 176,000 177,193
Series 2023-1A, Class C, 6.07%, 5/15/35, Callable 4/15/26 @ 100(a) .............. 200,000 201,256
Series 2023-1A, Class D, 6.69%, 5/15/35, Callable 4/15/26 @ 100(a) .............. 375,000 379,326
Series 2023-2A, Class B, 5.97%, 10/15/35, Callable 10/15/26 @ 100(a) ............ 791,000 811,296
Series 2023-2A, Class C, 6.15%, 10/15/35, Callable 10/15/26 @ 100(a) ............ 765,000 780,324
Series 2024-1A, Class C, 5.60%, 5/15/36, Callable 6/15/27 @ 100(a) .............. 600,000 604,655
Citizens Auto Receivables Trust ............................................
Series 2023-1, Class A4, 5.78%, 10/15/30, Callable 3/15/27 @ 100(a) ............. 2,000,000 2,037,726
Series 2023-2, Class A4, 5.74%, 10/15/30, Callable 5/15/27 @ 100(a) ............. 1,000,000 1,018,921
Series 2024-1, Class A4, 5.03%, 10/15/30, Callable 9/15/27 @ 100(a) ............. 1,000,000 1,011,196
CPS Auto Receivables Trust, Series 2022-D, Class B, 6.84%, 1/16/29, Callable 6/15/27 @
100(a) ........................................................... 842,078 844,375
Credit Acceptance Auto Loan Trust ..........................................

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
Series 2022-1A, Class B, 4.95%, 8/16/32, Callable 1/15/26 @ 100(a) .............. $ 1,000,000 $ 999,827
Series 2022-3A, Class C, 8.45%, 2/15/33, Callable 7/15/26 @ 100(a) .............. 1,050,000 1,075,919
Series 2023-1A, Class B, 7.02%, 5/16/33, Callable 10/15/26 @ 100(a) ............. 1,000,000 1,020,474
Series 2023-1A, Class C, 7.71%, 7/15/33, Callable 10/15/26 @ 100(a) ............. 25,000 25,866
Series 2023-2A, Class C, 7.15%, 9/15/33, Callable 11/15/26 @ 100(a) ............. 1,000,000 1,027,529
Series 2023-3A, Class C, 7.62%, 12/15/33, Callable 3/15/27 @ 100(a) ............. 977,000 1,018,791
Drive Auto Receivables Trust, Series 2021-2, Class D, 1.39%, 3/15/29, Callable 9/15/25 @ 100 1,156,320 1,141,449
Ent Auto Receivables Trust ................................................
Series 2023-1A, Class A4, 6.26%, 11/15/29, Callable 9/15/28 @ 100(a) ............ 2,510,000 2,584,210
Series 2023-1A, Class B, 6.45%, 1/15/30, Callable 9/15/28 @ 100(a) .............. 400,000 412,898
Series 2023-1A, Class C, 6.77%, 4/15/30, Callable 9/15/28 @ 100(a) .............. 327,600 341,028
Enterprise Fleet Financing LLC .............................................
Series 2022-2, Class A2, 4.65%, 5/21/29, Callable 7/20/25 @ 100(a) .............. 100,668 100,627
Series 2022-3, Class A3, 4.29%, 7/20/29, Callable 4/20/26 @ 100(a) .............. 1,444,000 1,438,989
Series 2022-4, Class A3, 5.65%, 10/22/29, Callable 7/20/26 @ 100(a) ............. 1,000,000 1,013,558
Series 2023-2, Class A2, 5.56%, 4/22/30, Callable 2/20/27 @ 100(a) .............. 563,043 566,854
Series 2024-1, Class A3, 5.16%, 9/20/30, Callable 8/20/27 @ 100(a) .............. 1,000,000 1,015,200
Series 2024-2, Class A4, 5.69%, 12/20/30, Callable 1/20/28 @ 100(a) ............. 668,000 688,802
Series 2024-4, Class A3, 4.56%, 11/20/28, Callable 9/20/28 @ 100(a) ............. 500,000 499,954
Series 2025-1, Class A3, 4.82%, 2/20/29, Callable 11/20/28 @ 100(a) ............. 143,000 144,180
Exeter Automobile Receivables Trust .........................................
Series 2022-5A, Class C, 6.51%, 12/15/27, Callable 8/15/27 @ 100 ............... 919,420 923,429
Series 2025-1A, Class C, 5.09%, 5/15/31, Callable 9/15/30 @ 100 ................ 1,000,000 1,003,232
FCCU Auto Receivables Trust ..............................................
Series 2024-1A, Class A4, 5.46%, 4/15/30, Callable 5/15/28 @ 100(a) ............. 1,212,000 1,230,119
Series 2024-1A, Class B, 5.71%, 7/15/30, Callable 5/15/28 @ 100(a) .............. 1,142,000 1,162,843
Series 2024-1A, Class C, 6.00%, 10/15/30, Callable 5/15/28 @ 100(a) ............. 334,286 342,931
Series 2024-1A, Class D, 6.78%, 7/15/32, Callable 5/15/28 @ 100(a) .............. 567,778 576,917
First Investors Auto Owner Trust, Series 2023-1A, Class C, 6.81%, 12/17/29, Callable 10/15/27
@ 100(a) ......................................................... 1,000,000 1,040,248
Flagship Credit Auto Trust ................................................
Series 2019-3, Class E, 3.84%, 12/15/26, Callable 4/15/25 @ 100(a) .............. 219,363 219,219
Series 2019-4, Class E, 4.11%, 3/15/27, Callable 4/15/25 @ 100(a) ............... 1,375,529 1,368,198
Series 2021-2, Class D, 1.59%, 6/15/27, Callable 7/15/26 @ 100(a) ............... 1,750,000 1,696,594
Series 2021-4, Class B, 1.49%, 2/15/27, Callable 2/15/27 @ 100(a) ............... 196,894 196,552
Series 2021-4, Class C, 1.96%, 12/15/27, Callable 2/15/27 @ 100(a) .............. 1,000,000 985,140
Ford Credit Auto Lease Trust ..............................................
Series 2023-A, Class C, 5.54%, 12/15/26, Callable 8/15/25 @ 100 ................ 360,000 360,454
Series 2023-B, Class C, 6.43%, 4/15/27, Callable 3/15/26 @ 100 ................. 786,000 797,852
Ford Credit Auto Owner Trust ..............................................
Series 2023-1, Class B, 5.29%, 8/15/35, Callable 2/15/28 @ 100(a) ............... 822,000 834,494
Series 2023-1, Class C, 5.58%, 8/15/35, Callable 2/15/28 @ 100(a) ............... 1,000,000 1,014,673
Series 2023-1, Class D, 6.26%, 8/15/35, Callable 2/15/28 @ 100(a) ............... 2,290,000 2,344,203
Foursight Capital Automobile Receivables Trust .................................
Series 2021-2, Class E, 3.35%, 10/15/27, Callable 4/15/25 @ 100(a) .............. 1,750,000 1,748,601
Series 2022-1, Class B, 2.15%, 5/17/27, Callable 11/15/25 @ 100(a) .............. 388,436 387,419
Series 2023-1, Class B, 5.35%, 3/15/28, Callable 1/15/27 @ 100(a) ............... 626,000 626,737
Series 2024-1, Class B, 5.55%, 5/15/29, Callable 4/15/27 @ 100(a) ............... 714,000 717,871
GECU Auto Receivables Trust .............................................
Series 2023-1A, Class A4, 5.79%, 10/15/29, Callable 8/15/28 @ 100(a) ............ 1,000,000 1,019,801
Series 2023-1A, Class B, 5.87%, 1/15/30, Callable 8/15/28 @ 100(a) .............. 415,000 424,330
Series 2023-1A, Class C, 6.33%, 4/15/30, Callable 8/15/28 @ 100(a) .............. 250,000 258,797
GLS Auto Receivables Issuer Trust ..........................................
Series 2021-3A, Class E, 3.20%, 10/16/28, Callable 4/15/26 @ 100(a) ............. 1,000,000 975,891
Series 2023-1A, Class D, 7.01%, 1/16/29, Callable 9/15/27 @ 100(a) .............. 750,000 767,909
Series 2024-2A, Class B, 5.77%, 11/15/28, Callable 10/15/28 @ 100(a) ............ 667,000 674,879
Series 2025-1A, Class C, 5.07%, 11/15/30, Callable 8/15/29 @ 100(a) ............. 3,000,000 3,008,998
GLS Auto Select Receivables Trust ..........................................
Series 2023-2A, Class D, 8.22%, 2/18/31, Callable 8/15/28 @ 100(a) .............. 1,000,000 1,077,702
Series 2024-1A, Class C, 5.69%, 3/15/30, Callable 3/15/28 @ 100(a) .............. 500,000 507,076
Series 2024-4A, Class C, 4.75%, 11/15/30, Callable 6/15/29 @ 100(a) ............. 505,000 498,024
Series 2025-1A, Class C, 5.26%, 3/15/31, Callable 9/15/30 @ 100(a) .............. 1,083,000 1,084,199
Series 2025-1A, Class D, 5.74%, 4/15/32, Callable 9/15/30 @ 100(a) .............. 1,300,000 1,303,002

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
GM Financial Automobile Leasing Trust, Series 2023-2, Class B, 5.54%, 5/20/27, Callable
10/20/25 @ 100 .................................................... $ 417,000 $ 418,870
GTE Auto Receivables Trust ...............................................
Series 2023-1, Class A3, 5.18%, 3/15/28, Callable 1/15/27 @ 100(a) .............. 909,393 911,071
Series 2023-1, Class A4, 5.12%, 4/16/29, Callable 1/15/27 @ 100(a) .............. 1,000,000 1,005,006
Series 2023-1, Class B, 5.39%, 8/15/29, Callable 1/15/27 @ 100(a) ............... 500,000 503,949
Hertz Vehicle Financing III LLC ............................................
Series 2022-1A, Class A, 1.99%, 6/25/26, Callable 6/25/25 @ 100(a) .............. 500,000 497,882
Series 2022-1A, Class B, 2.19%, 6/25/26, Callable 6/25/25 @ 100(a) .............. 500,000 497,691
Series 2023-1A, Class C, 6.91%, 6/25/27(a) ................................ 1,000,000 1,010,429
Huntington Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.96%, 3/21/33, Callable
4/20/29 @ 100(a) ................................................... 1,000,000 998,154
Hyundai Auto Receivables Trust ............................................
Series 2020-C, Class C, 1.08%, 12/15/27, Callable 4/15/25 @ 100 ................ 863,917 862,469
Series 2024-C, Class B, 4.67%, 1/15/31, Callable 11/15/28 @ 100 ................ 471,000 469,619
JPMorgan Chase Bank NA, Series 2021-3, Class B, 0.76%, 2/26/29, Callable 5/25/25 @ 100(a) 9,740 9,703
LAD Auto Receivables Trust ...............................................
Series 2021-1A, Class C, 2.35%, 4/15/27, Callable 12/15/25 @ 100(a) ............. 648,040 644,850
Series 2022-1A, Class A, 5.21%, 6/15/27, Callable 8/15/26 @ 100(a) .............. 105,783 105,853
Series 2022-1A, Class B, 5.87%, 9/15/27, Callable 8/15/26 @ 100(a) .............. 800,000 803,821
Series 2023-1A, Class D, 7.30%, 6/17/30, Callable 4/15/27 @ 100(a) .............. 453,000 464,542
Series 2023-2A, Class D, 6.30%, 2/15/31, Callable 6/15/27 @ 100(a) .............. 350,000 355,325
Series 2024-3A, Class D, 5.18%, 2/17/32, Callable 5/15/28 @ 100(a) .............. 381,000 375,547
Series 2025-1A, Class B, 5.05%, 5/15/30, Callable 4/15/29 @ 100(a) .............. 1,000,000 1,006,949
Series 2025-1A, Class C, 5.11%, 7/15/30, Callable 4/15/29 @ 100(a) .............. 2,000,000 2,016,822
Series 2025-1A, Class D, 5.52%, 5/17/32, Callable 4/15/29 @ 100(a) .............. 2,000,000 2,004,819
Lobel Automobile Receivables Trust .........................................
Series 2025-1, Class B, 5.20%, 4/17/28, Callable 4/17/28 @ 100(a) ............... 1,000,000 1,000,648
Series 2025-1, Class C, 5.70%, 1/15/30, Callable 5/15/28 @ 100(a) ............... 3,650,000 3,653,253
Series 2025-1, Class D, 6.19%, 2/15/30, Callable 5/15/28 @ 100(a) ............... 1,750,000 1,752,221
M&T Bank Auto Receivables Trust, Series 2025-1A, Class A3, 4.73%, 6/17/30, Callable
1/15/29 @ 100(a) ................................................... 2,143,000 2,157,193
Merchants Fleet Funding LLC ..............................................
Series 2023-1A, Class A, 7.21%, 5/20/36, Callable 6/20/26 @ 100(a) .............. 596,768 601,735
Series 2024-1A, Class A, 5.82%, 4/20/37, Callable 5/20/27 @ 100(a) .............. 1,200,000 1,209,815
Series 2024-1A, Class B, 5.95%, 4/20/37, Callable 5/20/27 @ 100(a) .............. 1,500,000 1,520,142
Series 2024-1A, Class C, 6.18%, 4/20/37, Callable 5/20/27 @ 100(a) .............. 2,000,000 2,030,261
Series 2024-1A, Class D, 6.85%, 4/20/37, Callable 5/20/27 @ 100(a) .............. 2,367,000 2,399,866
Navistar Financial Dealer Note Master Owner Trust ..............................
Series 2024-1, Class A, 5.59%, 4/25/29(a) ................................. 1,000,000 1,008,021
Series 2024-1, Class B, 5.79%, 4/25/29(a) ................................. 390,000 393,851
Series 2024-1, Class C, 6.13%, 4/25/29(a) ................................. 633,000 638,386
Navistar Financial Dealer Note Master Owner Trust II, Series 2023-1, Class A, 6.18%,
8/25/28(a) ........................................................ 413,793 415,892
OCCU Auto Receivables Trust .............................................
Series 2022-1A, Class C, 6.52%, 11/15/29, Callable 8/15/27 @ 100(a) ............. 500,000 516,576
Series 2023-1A, Class A4, 6.29%, 9/17/29, Callable 1/15/28 @ 100(a) ............. 925,000 948,958
Series 2023-1A, Class B, 6.51%, 9/17/29, Callable 1/15/28 @ 100(a) .............. 1,000,000 1,034,155
Series 2023-1A, Class C, 6.82%, 9/17/29, Callable 1/15/28 @ 100(a) .............. 1,000,000 1,042,939
Series 2023-1A, Class D, 7.88%, 12/15/31, Callable 1/15/28 @ 100(a) ............. 1,000,000 1,044,355
Oscar US Funding XII LLC, Series 2021-1A, Class A4, 1.00%, 4/10/28, Callable 4/10/25 @
100(a) ........................................................... 842,500 830,176
Oscar US Funding XIV LLC, Series 2022-1A, Class A4, 2.82%, 4/10/29, Callable 4/10/26 @
100(a) ........................................................... 147,267 144,974
Oscar US Funding XVII LLC, Series 2024-2A, Class A3, 4.47%, 3/12/29, Callable 11/10/28 @
100(a) ........................................................... 1,000,000 997,017
PenFed Auto Receivables Owner Trust ........................................
Series 2022-A, Class A4, 4.18%, 12/15/28, Callable 3/15/26 @ 100(a) ............. 865,032 863,819
Series 2022-A, Class B, 4.60%, 12/15/28, Callable 3/15/26 @ 100(a) .............. 452,000 450,866
Series 2022-A, Class C, 4.83%, 12/15/28, Callable 3/15/26 @ 100(a) .............. 917,000 916,307
Prestige Auto Receivables Trust ............................................
Series 2023-1A, Class C, 5.65%, 2/15/28, Callable 6/15/27 @ 100(a) .............. 1,000,000 1,003,469
Series 2023-2A, Class C, 7.12%, 8/15/29, Callable 10/15/27 @ 100(a) ............. 2,000,000 2,051,139
Santander Bank Auto Credit-Linked Notes .....................................

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
Series 2022-A, Class B, 5.28%, 5/15/32, Callable 2/15/26 @ 100(a) ............... $ 54,535 $ 54,533
Series 2022-A, Class C, 7.38%, 5/15/32, Callable 2/15/26 @ 100(a) ............... 29,703 29,701
Series 2022-A, Class D, 9.97%, 5/15/32, Callable 2/15/26 @ 100(a) ............... 1,350,000 1,369,408
Series 2022-C, Class B, 6.45%, 12/15/32, Callable 12/15/26 @ 100(a) ............. 105,864 106,109
Series 2022-C, Class C, 6.99%, 12/15/32, Callable 12/15/26 @ 100(a) ............. 105,864 106,212
Series 2022-C, Class D, 8.20%, 12/15/32, Callable 12/15/26 @ 100(a) ............. 88,604 89,073
Series 2022-C, Class E, 11.37%, 12/15/32, Callable 12/15/26 @ 100(a) ............ 63,519 63,975
Series 2023-A, Class C, 6.74%, 6/15/33, Callable 7/15/27 @ 100(a) ............... 51,378 51,674
Series 2023-A, Class D, 7.08%, 6/15/33, Callable 7/15/27 @ 100(a) ............... 208,129 209,486
Series 2023-B, Class C, 5.93%, 12/15/33, Callable 12/15/27 @ 100(a) ............. 379,007 382,969
Series 2023-B, Class D, 6.66%, 12/15/33, Callable 12/15/27 @ 100(a) ............. 1,137,021 1,154,451
Series 2024-B, Class C, 5.14%, 1/18/33, Callable 4/15/29 @ 100(a) ............... 1,000,000 1,000,887
Series 2024-B, Class D, 5.48%, 1/18/33, Callable 4/15/29 @ 100(a) ............... 1,396,000 1,400,823
Series 2024-B, Class E, 6.80%, 1/18/33, Callable 4/15/29 @ 100(a) ............... 694,000 686,982
SCCU Auto Receivables Trust ..............................................
Series 2023-1A, Class A4, 5.70%, 8/15/29, Callable 1/15/28 @ 100(a) ............. 1,800,000 1,831,877
Series 2023-1A, Class B, 6.08%, 11/15/29, Callable 1/15/28 @ 100(a) ............. 750,000 769,540
Series 2023-1A, Class C, 6.61%, 3/15/30, Callable 1/15/28 @ 100(a) .............. 1,500,000 1,556,910
Series 2023-1A, Class D, 7.34%, 11/17/31, Callable 1/15/28 @ 100(a) ............. 1,000,000 1,031,291
Securitized Term Auto Receivables Trust ......................................
Series 2025-A, Class B, 5.04%, 7/25/31, Callable 4/25/28 @ 100(a) ............... 607,668 611,476
Series 2025-A, Class C, 5.19%, 7/25/31, Callable 4/25/28 @ 100(a) ............... 590,512 593,717
Series 2025-A, Class D, 6.75%, 7/25/31, Callable 4/25/28 @ 100(a) ............... 629,338 640,366
SFS Auto Receivables Securitization Trust .....................................
Series 2023-1A, Class C, 5.97%, 2/20/31, Callable 11/20/27 @ 100(a) ............. 903,000 924,463
Series 2024-1A, Class B, 5.38%, 1/21/31, Callable 4/20/28 @ 100(a) .............. 840,000 854,010
Series 2024-1A, Class C, 5.51%, 1/20/32, Callable 4/20/28 @ 100(a) .............. 500,000 507,129
Series 2024-2A, Class B, 5.41%, 8/20/30, Callable 3/20/28 @ 100(a) .............. 929,000 949,156
Series 2024-3A, Class B, 4.76%, 11/20/31, Callable 8/20/28 @ 100(a) ............. 1,000,000 999,900
Tesla Auto Lease Trust ...................................................
Series 2023-A, Class B, 6.41%, 7/20/27, Callable 8/20/25 @ 100(a) ............... 1,500,000 1,507,836
Series 2023-B, Class B, 6.57%, 8/20/27, Callable 11/20/25 @ 100(a) .............. 675,000 681,614
Tesla Electric Vehicle Trust ................................................
Series 2023-1, Class A4, 5.38%, 2/20/29, Callable 8/20/27 @ 100(a) .............. 1,350,000 1,373,607
Series 2023-1, Class B, 5.82%, 5/20/31, Callable 8/20/27 @ 100(a) ............... 1,300,000 1,331,916
Toyota Lease Owner Trust, Series 2023-A, Class A4, 5.05%, 8/20/27, Callable 8/20/25 @
100(a) ........................................................... 1,333,000 1,334,708
U.S. Bank NA, Series 2023-1, Class B, 6.79%, 8/25/32, Callable 10/25/26 @ 100(a) ....... 3,483,981 3,529,274
United Auto Credit Securitization Trust .......................................
Series 2023-1, Class C, 6.28%, 7/10/28, Callable 10/10/26 @ 100(a) .............. 876,623 877,615
Series 2024-1, Class B, 6.57%, 6/10/27, Callable 2/10/27 @ 100(a) ............... 1,500,000 1,506,630
Series 2025-1, Class C, 5.15%, 6/10/30, Callable 3/10/28 @ 100(a) ............... 3,000,000 3,001,479
Veridian Auto Receivables Trust ............................................
Series 2023-1A, Class A3, 5.56%, 3/15/28, Callable 9/15/27 @ 100(a) ............. 944,987 948,907
Series 2023-1A, Class A4, 5.59%, 12/15/28, Callable 9/15/27 @ 100(a) ............ 1,000,000 1,011,952
Series 2023-1A, Class B, 5.86%, 4/16/29, Callable 9/15/27 @ 100(a) .............. 534,000 543,224
Series 2023-1A, Class C, 6.37%, 7/16/29, Callable 9/15/27 @ 100(a) .............. 1,000,000 1,028,137
VStrong Auto Receivables Trust ............................................
Series 2023-A, Class A3, 6.87%, 11/15/27, Callable 11/15/27 @ 100(a) ............ 500,000 503,024
Series 2023-A, Class B, 7.11%, 2/15/30, Callable 4/15/28 @ 100(a) ............... 1,000,000 1,026,469
Series 2024-A, Class B, 5.77%, 7/15/30, Callable 8/15/28 @ 100(a) ............... 250,000 253,154
Westlake Automobile Receivables Trust .......................................
Series 2021-3A, Class D, 2.12%, 1/15/27, Callable 11/15/25 @ 100(a) ............. 865,175 857,171
Series 2023-1A, Class B, 5.41%, 1/18/28, Callable 1/15/27 @ 100(a) .............. 500,000 501,174
Series 2023-4A, Class D, 7.19%, 7/16/29, Callable 6/15/27 @ 100(a) .............. 2,625,000 2,720,872
Series 2024-3A, Class B, 4.72%, 11/15/29, Callable 5/15/28 @ 100(a) ............. 500,000 500,114
Series 2025-1A, Class B, 4.98%, 9/16/30, Callable 10/15/28 @ 100(a) ............. 312,000 313,695
Series 2025-1A, Class C, 5.14%, 10/15/30, Callable 10/15/28 @ 100(a) ............ 500,000 502,056
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2023-1A, Class A, 5.80%, 4/18/38(a) ................................ 552,847 557,197
Series 2023-1A, Class B, 5.80%, 4/18/38(a) ................................ 1,000,000 1,013,523
Series 2023-1A, Class C, 6.18%, 4/18/38(a) ................................ 1,667,000 1,687,906
Series 2023-2A, Class D, 7.38%, 8/18/38(a) ................................ 911,000 947,919
Series 2024-3A, Class C, 5.21%, 9/19/39(a) ................................ 822,222 819,145

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
World Omni Select Auto Trust, Series 2023-A, Class C, 6.00%, 1/16/29, Callable 1/15/27 @
100 ............................................................. $ 1,250,000 $ 1,264,867
176,832,472
ABS Card (1.0%):
American Express Credit Account Master Trust, Series 2024-1, Class A, 5.23%, 4/15/29 .... 2,000,000 2,037,836
CARDS II Trust, Series 2024-1A, Class C, 5.84%, 7/16/29(a) ....................... 630,000 635,046
Evergreen Credit Card Trust ...............................................
Series 2024-CRT4, Class B, 5.25%, 10/15/28(a) ............................. 395,000 397,283
Series 2024-CRT4, Class C, 5.64%, 10/15/28(a) ............................. 452,000 454,692
Series 2025-CRT5, Class B, 5.24%, 5/15/29(a) .............................. 1,014,000 1,021,388
Series 2025-CRT5, Class C, 5.53%, 5/15/29(a) .............................. 555,000 557,222
Golden Credit Card Trust, Series 2021-1A, Class C, 1.74%, 8/15/28(a) ................. 500,000 477,075
Master Credit Card Trust II ................................................
Series 2023-1A, Class C, 5.87%, 6/21/27(a) ................................ 600,000 602,760
Series 2023-2A, Class B, 6.26%, 1/21/27(a) ................................ 410,000 411,547
Series 2023-2A, Class C, 6.89%, 1/21/27(a) ................................ 476,000 478,226
Series 2024-1A, Class C, 6.02%, 1/21/28(a) ................................ 840,000 845,453
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78%, 2/18/31 .............. 640,000 647,417
Trillium Credit Card Trust II ...............................................
Series 2023-1A, Class B, 5.23%, 3/26/31(a) ................................ 1,000,000 1,006,385
Series 2023-1A, Class C, 6.06%, 3/26/31(a) ................................ 375,000 381,103
Series 2023-3A, Class C, 6.94%, 8/26/28(a) ................................ 1,000,000 1,006,434
Series 2024-1A, Class C, 5.99%, 12/26/28(a) ............................... 560,000 563,122
11,522,989
ABS Other (11.1%):
AFG ABS I LLC .......................................................
Series 2023-1, Class A2, 6.30%, 9/16/30, Callable 2/15/27 @ 100(a) .............. 154,627 155,169
Series 2023-1, Class B, 7.51%, 9/16/30, Callable 2/15/27 @ 100(a) ............... 832,992 844,034
Amur Equipment Finance Receivables X LLC ..................................
Series 2022-1A, Class A2, 1.64%, 10/20/27, Callable 9/20/25 @ 100(a) ............ 33,643 33,505
Series 2022-1A, Class B, 2.20%, 1/20/28, Callable 9/20/25 @ 100(a) .............. 541,000 535,793
Amur Equipment Finance Receivables XII LLC .................................
Series 2023-1A, Class B, 6.03%, 12/20/29, Callable 6/20/27 @ 100(a) ............. 750,000 767,030
Series 2023-1A, Class C, 6.36%, 12/20/29, Callable 6/20/27 @ 100(a) ............. 655,173 676,257
Series 2023-1A, Class D, 7.48%, 7/22/30, Callable 6/20/27 @ 100(a) .............. 325,000 341,473
Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class B, 5.37%, 1/21/31,
Callable 3/20/28 @ 100(a) ............................................ 640,000 649,327
Atalaya Equipment Leasing Trust, Series 2021-1A, Class C, 2.69%, 6/15/28, Callable 4/15/25
@ 100(a) ......................................................... 1,000,000 984,243
Auxilior Term Funding LLC ...............................................
Series 2023-1A, Class A3, 5.70%, 2/15/30, Callable 2/15/28 @ 100(a) ............. 1,000,000 1,017,550
Series 2023-1A, Class B, 6.05%, 6/17/30, Callable 2/15/28 @ 100(a) .............. 413,000 424,963
Series 2023-1A, Class C, 6.50%, 11/15/30, Callable 2/15/28 @ 100(a) ............. 300,000 312,827
Series 2023-1A, Class D, 7.27%, 12/16/30, Callable 2/15/28 @ 100(a) ............. 471,000 494,447
Series 2024-1A, Class A3, 5.49%, 7/15/31, Callable 3/15/29 @ 100(a) ............. 1,000,000 1,018,223
Series 2024-1A, Class C, 6.01%, 7/15/31, Callable 3/15/29 @ 100(a) .............. 750,000 778,787
Series 2024-1A, Class D, 6.79%, 7/15/31, Callable 3/15/29 @ 100(a) .............. 1,000,000 1,047,413
Barings Equipment Finance LLC, Series 2025-A, Class A2, 4.64%, 10/13/28, Callable
10/13/28 @ 100(a) .................................................. 1,000,000 1,001,578
Blue Bridge Funding LLC, Series 2023-1A, Class A, 7.37%, 11/15/30, Callable 11/15/26 @
100(a) ........................................................... 383,236 386,961
Blue Owl Asset Leasing Trust ..............................................
Series 2024-1A, Class B, 5.41%, 3/15/30, Callable 8/15/27 @ 100(a) .............. 365,000 368,046
Series 2024-1A, Class C, 6.38%, 1/15/31, Callable 8/15/27 @ 100(a) .............. 252,000 254,832
Capital Automotive REIT .................................................
Series 2024-2A, Class A1, 4.90%, 5/15/54, Callable 5/15/27 @ 100(a) ............. 290,000 287,065
Series 2024-3A, Class A1, 4.40%, 10/15/54, Callable 10/15/27 @ 100(a) ........... 740,000 711,173
Capteris Equipment Finance LLC, Series 2024-1A, Class A2, 5.58%, 7/20/32, Callable 3/20/29
@ 100(a) ......................................................... 1,160,014 1,176,600
CARS-DB7 LP, Series 2023-1A, Class A1, 5.75%, 9/15/53, Callable 9/15/26 @ 100(a) ..... 940,000 947,096
CCG Receivables Trust ...................................................
Series 2023-1, Class B, 5.99%, 9/16/30, Callable 6/14/26 @ 100(a) ............... 1,000,000 1,018,351
Series 2023-1, Class C, 6.28%, 9/16/30, Callable 6/14/26 @ 100(a) ............... 1,777,778 1,813,136

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
Series 2023-2, Class C, 6.45%, 4/14/32, Callable 9/14/27 @ 100(a) ............... $ 1,963,000 $ 2,033,293
Series 2023-2, Class D, 7.18%, 4/14/32, Callable 9/14/27 @ 100(a) ............... 433,000 452,983
Series 2025-1, Class D, 5.28%, 10/14/32, Callable 10/14/28 @ 100(a) ............. 652,000 651,439
Clarus Capital Funding LLC ...............................................
Series 2024-1A, Class B, 4.79%, 8/20/32, Callable 4/20/28 @ 100(a) .............. 585,000 583,486
Series 2024-1A, Class C, 5.01%, 8/20/32, Callable 4/20/28 @ 100(a) .............. 292,000 290,401
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.78%, 11/22/49, Callable 11/22/27 @
100(a) ........................................................... 2,500,000 2,528,458
Conn's Receivables Funding LLC, Series 2023-A, Class B, 10.00%, 1/17/28(a) ........... 169,913 170,481
CP EF Asset Securitization I LLC, Series 2022-1A, Class A, 5.96%, 4/15/30, Callable 12/15/25
@ 100(a) ......................................................... 142,112 142,167
CP EF Asset Securitization II LLC, Series 2023-1A, Class A, 7.48%, 3/15/32, Callable 7/15/27
@ 100(a) ......................................................... 656,249 664,411
Crossroads Asset Trust ...................................................
Series 2024-A, Class B, 5.94%, 8/20/30, Callable 3/20/28 @ 100(a) ............... 839,000 858,150
Series 2024-A, Class C, 6.52%, 8/20/30, Callable 3/20/28 @ 100(a) ............... 750,000 774,074
CyrusOne Data Centers Issuer I LLC .........................................
Series 2024-2A, Class A2, 4.50%, 5/20/49(a) ............................... 1,860,000 1,790,640
Series 2025-1A, Class A2, 5.91%, 2/20/50, Callable 2/20/28 @ 100(a) ............. 1,795,918 1,828,354
Dell Equipment Finance Trust ..............................................
Series 2023-1, Class D, 6.80%, 3/22/29, Callable 10/22/25 @ 100(a) .............. 909,091 917,499
Series 2023-2, Class C, 6.06%, 1/22/29, Callable 2/22/26 @ 100(a) ............... 1,000,000 1,008,812
Series 2023-2, Class D, 6.74%, 7/23/29, Callable 2/22/26 @ 100(a) ............... 761,000 771,128
Series 2023-3, Class D, 6.75%, 10/22/29, Callable 4/22/26 @ 100(a) .............. 353,000 359,758
Series 2024-1, Class D, 6.12%, 9/23/30, Callable 6/22/26 @ 100(a) ............... 348,000 354,302
Series 2024-2, Class C, 4.99%, 8/22/30, Callable 4/22/27 @ 100(a) ............... 500,000 503,050
Series 2024-2, Class D, 5.29%, 2/24/31, Callable 4/22/27 @ 100(a) ............... 584,000 586,643
Dext ABS LLC ........................................................
Series 2021-1, Class C, 2.29%, 9/15/28, Callable 2/15/26 @ 100(a) ............... 1,000,000 990,504
Series 2023-1, Class A2, 5.99%, 3/15/32, Callable 3/15/27 @ 100(a) .............. 462,480 464,819
Series 2023-1, Class B, 6.55%, 3/15/32, Callable 3/15/27 @ 100(a) ............... 2,000,000 2,042,666
Series 2023-1, Class D, 8.82%, 3/15/33, Callable 3/15/27 @ 100(a) ............... 400,000 420,264
Series 2023-2, Class B, 6.41%, 5/15/34, Callable 2/15/28 @ 100(a) ............... 1,000,000 1,022,355
Series 2023-2, Class D, 8.30%, 5/15/34, Callable 2/15/28 @ 100(a) ............... 667,000 713,732
Series 2025-1, Class B, 4.98%, 8/15/35, Callable 4/15/29 @ 100(a) ............... 1,000,000 1,002,269
Series 2025-1, Class C, 5.39%, 8/15/35, Callable 4/15/29 @ 100(a) ............... 1,000,000 1,002,229
Series 2025-1, Class D, 5.65%, 2/15/36, Callable 4/15/29 @ 100(a) ............... 1,500,000 1,503,705
Diamond Issuer LLC, Series 2021-1A, Class B, 2.70%, 11/20/51, Callable 11/20/25 @ 100(a) 655,000 605,351
DLLAA LLC ..........................................................
Series 2023-1A, Class A3, 5.64%, 2/22/28, Callable 10/20/27 @ 100(a) ............ 1,000,000 1,013,974
Series 2025-1A, Class A3, 4.95%, 9/20/29, Callable 7/20/29 @ 100(a) ............. 1,391,304 1,407,996
DLLAD LLC ..........................................................
Series 2024-1A, Class A3, 5.30%, 7/20/29, Callable 2/20/29 @ 100(a) ............. 1,000,000 1,015,947
Series 2024-1A, Class A4, 5.38%, 9/22/31, Callable 2/20/29 @ 100(a) ............. 644,898 661,766
DLLMT LLC, Series 2023-1A, Class A4, 5.35%, 3/20/31, Callable 2/20/27 @ 100(a) ...... 571,429 578,415
FirstKey Homes Trust ....................................................
Series 2021-SFR3, Class B, 2.44%, 12/17/38(a)(b) ........................... 1,000,000 961,468
Series 2021-SFR3, Class C, 2.54%, 12/17/38(a)(b) ........................... 1,000,000 960,631
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/51, Callable 11/25/25 @ 100(a) .. 1,000,000 957,377
Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class C, 5.75%, 5/15/28(a) .... 532,000 537,366
Frontier Issuer LLC .....................................................
Series 2023-1, Class B, 8.30%, 8/20/53, Callable 7/20/26 @ 100(a) ............... 466,667 482,023
Series 2023-1, Class C, 11.50%, 8/20/53, Callable 7/20/26 @ 100(a) .............. 400,000 424,708
Series 2024-1, Class C, 11.16%, 6/20/54, Callable 5/20/28 @ 100(a) .............. 1,175,000 1,330,685
Granite Park Equipment Leasing LLC ........................................
Series 2023-1A, Class B, 6.62%, 4/20/33, Callable 12/20/25 @ 100(a) ............. 327,000 344,968
Series 2023-1A, Class C, 6.97%, 8/22/33, Callable 12/20/25 @ 100(a) ............. 300,000 318,139
Series 2023-1A, Class D, 7.00%, 8/22/33, Callable 12/20/25 @ 100(a) ............. 200,000 209,328
GreatAmerica Leasing Receivables Funding LLC ................................
Series 2023-1, Class B, 5.21%, 3/15/30, Callable 7/15/27 @ 100(a) ............... 500,000 506,316
Series 2024-1, Class B, 5.18%, 12/16/30, Callable 2/15/28 @ 100(a) .............. 740,000 750,571
Series 2024-1, Class C, 5.43%, 12/15/31, Callable 2/15/28 @ 100(a) .............. 325,000 329,727
Series 2025-1, Class A3, 4.49%, 4/16/29, Callable 4/16/29 @ 100(a) .............. 1,500,000 1,500,129
Series 2025-1, Class B, 4.77%, 1/15/32, Callable 5/15/29 @ 100(a) ............... 2,000,000 2,002,793

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
HPEFS Equipment Trust ..................................................
Series 2022-1A, Class D, 2.40%, 11/20/29, Callable 6/20/25 @ 100(a) ............. $ 518,438 $ 516,254
Series 2023-2A, Class D, 6.97%, 7/21/31, Callable 12/20/26 @ 100(a) ............. 500,000 511,196
Series 2024-1A, Class D, 5.82%, 11/20/31, Callable 8/20/27 @ 100(a) ............. 2,169,000 2,198,649
Series 2024-2A, Class D, 5.82%, 4/20/32, Callable 1/20/28 @ 100(a) .............. 714,286 725,381
John Deere Owner Trust, Series 2024-B, Class A4, 5.19%, 5/15/31, Callable 1/15/28 @ 100 . 550,000 560,917
Kubota Credit Owner Trust ................................................
Series 2024-2A, Class A4, 5.19%, 5/15/30, Callable 5/15/28 @ 100(a) ............. 650,000 663,140
Series 2025-1A, Class A2, 4.61%, 12/15/27, Callable 12/15/27 @ 100(a) ........... 3,000,000 3,006,539
M&T Equipment LEAF Notes, Series 2023-1A, Class A4, 5.75%, 7/15/30, Callable 7/15/27 @
100(a) ........................................................... 1,038,000 1,057,051
MMAF Equipment Finance LLC ............................................
Series 2021-A, Class A4, 1.04%, 11/13/30(a) ............................... 2,000,000 1,935,216
Series 2022-A, Class A3, 3.20%, 1/13/28(a) ................................ 178,943 177,429
Series 2023-A, Class A3, 5.54%, 12/13/29(a) ............................... 500,000 508,808
Series 2024-A, Class A4, 5.10%, 7/13/49, Callable 11/13/30 @ 100(a) ............. 173,000 175,144
New Economy Assets Phase 1 Sponsor LLC ....................................
Series 2021-1, Class A1, 1.91%, 10/20/61, Callable 4/20/25 @ 100(a) ............. 903,000 843,089
Series 2021-1, Class B1, 2.41%, 10/20/61, Callable 4/20/25 @ 100(a) ............. 293,000 267,824
NMEF Funding LLC ....................................................
Series 2022-A, Class B, 3.35%, 10/16/28, Callable 9/15/25 @ 100(a) .............. 346,468 345,318
Series 2022-B, Class A2, 6.07%, 6/15/29, Callable 8/15/26 @ 100(a) .............. 199,113 199,461
Series 2023-A, Class B, 6.83%, 6/17/30, Callable 6/15/27 @ 100(a) ............... 1,000,000 1,026,840
Series 2024-A, Class A2, 5.15%, 12/15/31, Callable 6/15/28 @ 100(a) ............. 894,950 898,819
Series 2024-A, Class B, 5.32%, 12/15/31, Callable 6/15/28 @ 100(a) .............. 678,428 678,760
Series 2025-A, Class B, 5.18%, 7/15/32, Callable 11/15/28 @ 100(a) .............. 1,890,909 1,893,282
Series 2025-A, Class C, 5.79%, 7/15/32, Callable 11/15/28 @ 100(a) .............. 3,366,071 3,380,250
Pawnee Equipment Receivables LLC, Series 2021-1, Class B, 1.82%, 7/15/27, Callable 8/15/25
@ 100(a) ......................................................... 394,981 393,521
PEAC Solutions Receivables LLC ...........................................
Series 2024-1A, Class A3, 5.64%, 11/20/30, Callable 3/20/28 @ 100(a) ............ 1,500,000 1,524,586
Series 2024-1A, Class B, 5.79%, 11/20/30, Callable 3/20/28 @ 100(a) ............. 1,500,000 1,519,468
Series 2024-2A, Class A3, 4.65%, 10/20/31, Callable 6/20/27 @ 100(a) ............ 571,000 570,517
Series 2025-1A, Class A3, 5.04%, 7/20/32, Callable 11/20/28 @ 100(a) ............ 837,000 843,978
Series 2025-1A, Class B, 5.20%, 7/20/32, Callable 11/20/28 @ 100(a) ............. 765,000 770,572
Series 2025-1A, Class C, 5.49%, 7/20/32, Callable 11/20/28 @ 100(a) ............. 1,200,000 1,204,635
Post Road Equipment Finance LLC ..........................................
Series 2022-1A, Class A2, 4.88%, 11/15/28, Callable 10/15/25 @ 100(a) ........... 139,886 139,855
Series 2024-1A, Class B, 5.58%, 10/15/30, Callable 4/15/27 @ 100(a) ............. 564,000 571,054
Series 2024-1A, Class C, 5.81%, 10/15/30, Callable 4/15/27 @ 100(a) ............. 747,000 760,314
Series 2024-1A, Class D, 6.77%, 10/15/30, Callable 4/15/27 @ 100(a) ............. 417,000 427,467
Series 2025-1A, Class B, 5.04%, 5/15/31, Callable 6/15/28 @ 100(a) .............. 218,000 219,528
Series 2025-1A, Class C, 5.13%, 5/15/31, Callable 6/15/28 @ 100(a) .............. 1,019,000 1,026,600
Series 2025-1A, Class D, 5.43%, 5/15/31, Callable 6/15/28 @ 100(a) .............. 1,120,000 1,120,544
Series 2025-1A, Class E, 7.08%, 5/17/32, Callable 6/15/28 @ 100(a) .............. 941,000 950,711
SCF Equipment Leasing LLC ..............................................
Series 2021-1A, Class D, 1.93%, 9/20/30, Callable 4/20/25 @ 100(a) .............. 208,181 207,793
Series 2022-2A, Class B, 6.50%, 2/20/32, Callable 8/20/25 @ 100(a) .............. 356,809 358,939
Series 2023-1A, Class B, 6.37%, 5/20/32, Callable 11/20/26 @ 100(a) ............. 857,000 871,321
Series 2023-1A, Class C, 6.77%, 8/22/33, Callable 11/20/26 @ 100(a) ............. 1,672,000 1,716,460
SCF Equipment Trust LLC ................................................
Series 2025-1A, Class A3, 5.11%, 11/21/33, Callable 9/20/31 @ 100(a) ............ 400,000 404,304
Series 2025-1A, Class B, 5.23%, 9/20/34, Callable 9/20/31 @ 100(a) .............. 1,250,000 1,264,347
Series 2025-1A, Class C, 5.37%, 9/20/34, Callable 9/20/31 @ 100(a) .............. 1,500,000 1,519,175
Switch ABS Issuer LLC, Series 2025-1A, Class A2, 5.04%, 3/25/55, Callable 3/25/28 @
100(a) ........................................................... 2,000,000 1,928,911
Tricon Residential Trust, Series 2024-SFR4, Class A, 4.30%, 11/17/41, Callable 11/17/29 @
100(a)(b) ......................................................... 347,625 338,247
Uniti Fiber ABS Issuer LLC ...............................................
Series 2025-1A, Class A2, 5.88%, 4/20/55, Callable 10/20/28 @ 100(a) ............ 2,917,000 2,971,279
Series 2025-1A, Class B, 6.37%, 4/20/55, Callable 10/20/28 @ 100(a) ............. 539,000 548,293
Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2, 1.65%, 9/15/45, Callable 4/15/25
@ 100(a) ......................................................... 1,000,000 984,078
VB-S1 Issuer LLC - VBTEL ...............................................

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Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
Series 2022-1A, Class C2I, 3.16%, 2/15/52, Callable 2/15/26 @ 100(a) ............ $ 1,000,000 $ 957,020
Series 2024-1A, Class C2, 5.59%, 5/15/54, Callable 5/15/27 @ 100(a) ............. 455,000 457,782
Series 2024-1A, Class D, 6.64%, 5/15/54, Callable 5/15/27 @ 100(a) .............. 167,000 170,310
Verdant Receivables LLC .................................................
Series 2023-1A, Class A2, 6.24%, 1/13/31, Callable 11/12/27 @ 100(a) ............ 327,591 333,003
Series 2023-1A, Class B, 6.05%, 1/13/31, Callable 11/12/27 @ 100(a) ............. 500,000 512,648
Series 2023-1A, Class C, 6.73%, 1/13/31, Callable 11/12/27 @ 100(a) ............. 374,000 386,620
Series 2024-1A, Class A2, 5.68%, 12/12/31, Callable 9/12/28 @ 100(a) ............ 1,044,295 1,060,637
Series 2024-1A, Class B, 5.72%, 12/12/31, Callable 9/12/28 @ 100(a) ............. 350,000 358,177
Series 2024-1A, Class C, 6.25%, 12/12/31, Callable 9/12/28 @ 100(a) ............. 292,000 299,996
Series 2024-1A, Class D, 7.23%, 12/12/31, Callable 9/12/28 @ 100(a) ............. 258,000 268,752
Verizon Master Trust ....................................................
Series 2024-2, Class B, 5.08%, 12/22/31, Callable 12/20/28 @ 100(a) ............. 1,000,000 1,010,712
Series 2024-3, Class C, 5.73%, 4/22/30, Callable 4/20/27 @ 100 ................. 417,000 424,609
Series 2024-8, Class C, 4.99%, 11/20/30, Callable 11/20/27 @ 100 ............... 1,409,000 1,415,249
Series 2025-1, Class C, 5.09%, 1/21/31, Callable 1/20/28 @ 100 ................. 1,500,000 1,510,794
Volvo Financial Equipment LLC ............................................
Series 2024-1A, Class A3, 4.29%, 10/16/28, Callable 7/15/28 @ 100(a) ............ 333,333 332,116
Series 2024-1A, Class A4, 4.29%, 7/15/31, Callable 7/15/28 @ 100(a) ............. 1,000,000 993,549
Series 2025-1A, Class A4, 4.53%, 10/15/31, Callable 11/15/28 @ 100(a) ........... 2,783,000 2,784,904
Wingspire Equipment Finance LLC ..........................................
Series 2024-1A, Class B, 5.06%, 9/20/32, Callable 11/20/27 @ 100(a) ............. 1,000,000 1,003,250
Series 2024-1A, Class C, 5.28%, 9/20/32, Callable 11/20/27 @ 100(a) ............. 583,579 583,947
Zayo Issuer LLC .......................................................
Series 2025-1A, Class A2, 5.65%, 3/20/55, Callable 9/20/28 @ 100(a) ............. 2,000,000 2,017,380
Series 2025-1A, Class B, 6.09%, 3/20/55, Callable 9/20/28 @ 100(a) .............. 1,000,000 1,010,653
125,995,601
Total Asset-Backed Securities (Cost $310,702,151) 314,351,062
Collateralized Loan Obligations (0.1%)
Cash Flow CLO (0.1%):
Palmer Square Loan Funding Ltd., Series 2024-3A, Class A2, 5.95% (TSFR3M+165bps),
8/8/32, Callable 8/8/25 @ 100(a)(c) ...................................... 1,000,000 1,000,500
Total Collateralized Loan Obligations (Cost $1,000,000) 1,000,500
Collateralized Mortgage Obligations (3.1%)
Agency CMO Other (1.2%):
Federal Home Loan Mortgage Corporation .....................................
Series 5270, Class AB, 5.50%, 1/25/49 ................................... 798,654 804,439
Series 5450, Class KA, 4.50%, 6/25/51 ................................... 1,828,314 1,803,728
Series 5478, Class J, 5.50%, 3/25/51 ..................................... 3,729,100 3,747,965
Federal National Mortgage Association, Series 2022-88, Class BA, 5.50%, 7/25/47 ........ 803,678 807,664
Government National Mortgage Association ....................................
Series 2023-107, Class PA, 5.50%, 1/20/46 ................................ 881,443 888,204
Series 2023-128, Class KA, 6.00%, 6/20/47 ................................ 746,254 753,006
Series 2023-131, Class P, 5.50%, 6/20/48 .................................. 890,964 892,266
Series 2024-160, Class H, 4.00%, 9/20/62 ................................. 1,647,689 1,628,599
Series 2024-97, Class MC, 5.00%, 1/20/64 ................................. 1,780,388 1,776,169
13,102,040
Commercial MBS (1.9%):
Aventura Mall Trust, Series 2018-AVM, Class C, 4.11%, 7/5/40(a)(b)(d) ............... 1,000,000 951,506
BBCMS Mortgage Trust, Series 2020-BID, Class C, 8.07% (TSFR1M+375bps), 10/15/37(a)(b)
(c) ............................................................. 1,000,000 1,000,001
BLP Commercial Mortgage Trust, Series 2025-IND, Class A, 5.52% (TSFR1M+120bps),
3/15/42(a)(b)(c) .................................................... 1,000,000 992,241
BPR Trust ............................................................
Series 2021-TY, Class A, 5.48% (TSFR1M+116bps), 9/15/38(a)(b)(c) ............. 1,000,000 994,939
Series 2021-TY, Class C, 6.13% (TSFR1M+181bps), 9/15/38(a)(b)(c) ............. 1,000,000 990,454
Series 2022-STAR, Class A, 7.55% (TSFR1M+323bps), 8/15/39(a)(b)(c) ........... 2,000,000 2,000,722
BX Trust .............................................................
Series 2022-CLS, Class B, 6.30%, 10/13/27(a)(b) ............................ 1,000,000 989,569
Series 2022-LBA6, Class C, 5.92% (TSFR1M+160bps), 1/15/39(a)(b)(c) ........... 1,000,000 995,456

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
Series 2025-ROIC, Class A, 5.46% (TSFR1M+114bps), 3/15/30(a)(b)(c) ........... $ 1,557,143 $ 1,545,477
COMM Mortgage Trust, Series 2015-PC1, Class AM, 4.29%, 7/10/50, Callable 6/10/25 @
100(d) ........................................................... 1,500,000 1,477,943
DBWF Mortgage Trust, Series 2024-LCRS, Class A, 6.06% (TSFR1M+174bps), 4/15/37(a)(b)
(c) ............................................................. 1,000,000 997,814
GS Mortgage Securities Corp. Trust, Series 2023-SHIP, Class B, 4.94%, 9/10/38(a)(b)(d) ... 1,000,000 998,458
Hudson Yards Mortgage Trust ..............................................
Series 2016-10HY, Class A, 2.84%, 8/10/38, Callable 8/10/26 @ 100(a)(b) .......... 1,500,000 1,452,410
Series 2025-SPRL, Class A, 5.47%, 1/13/40(a)(b)(d) .......................... 663,000 674,755
LEX Mortgage Trust, Series 2024-BBG, Class A, 4.87%, 10/13/33, Callable 10/13/28 @ 100(a)
(b)(d) ........................................................... 962,963 956,026
Manhattan West Mortgage Trust, Series 2020-1MW, Class B, 2.33%, 9/10/39(a)(b)(d) ...... 500,000 465,116
SCOTT Trust, Series 2023-SFS, Class AS, 6.20%, 3/10/40(a)(b) ..................... 785,714 797,018
SHR Trust, Series 2024-LXRY, Class A, 6.27% (TSFR1M+195bps), 10/15/41(a)(b)(c) ..... 842,105 841,821
SMRT, Series 2022-MINI, Class B, 5.67% (TSFR1M+135bps), 1/15/39(a)(b)(c) .......... 1,000,000 986,663
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, 5.76% (TSFR1M+144bps),
3/15/42(a)(b)(c) .................................................... 2,000,000 1,977,371
22,085,760
Total Collateralized Mortgage Obligations (Cost $34,992,857) 35,187,800
Senior Secured Loans (0.4%)
Industrials (0.1%):
Delta Air Lines, Inc. and SkyMiles IP Ltd., Initial Term Loan, First Lien, 8.04%
(SOFR03M+375bps), 10/20/27(c) ....................................... 505,932 510,425
Materials (0.3%):
Celanese US Holdings LLC, 3/13/26(e)(f) ..................................... 3,500,000 3,500,000
Total Senior Secured Loans (Cost $4,013,164) 4,010,425
Corporate Bonds (37.2%)
Communication Services (0.3%):
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.10%,
6/1/29, Callable 5/1/29 @ 100 .......................................... 1,000,000 1,033,019
Discovery Communications LLC, 3.95%, 6/15/25, Callable 5/4/25 @ 100 .............. 503,000 501,781
Fox Corp., 3.05%, 4/7/25 ................................................. 1,121,000 1,120,647
Paramount Global, 2.90%, 1/15/27, Callable 10/15/26 @ 100 ....................... 580,000 561,023
3,216,470
Consumer Discretionary (2.2%):
Advance Auto Parts, Inc., 5.95%, 3/9/28, Callable 2/9/28 @ 100(g) ................... 1,000,000 1,011,904
Brunswick Corp., 5.85%, 3/18/29, Callable 2/18/29 @ 100 ......................... 1,000,000 1,023,793
Daimler Truck Finance North America LLC
5.00%, 1/15/27(a) .................................................. 2,000,000 2,011,498
5.13%, 9/25/27, Callable 8/25/27 @ 100(a) ................................ 1,000,000 1,010,619
General Motors Financial Co., Inc.
5.35%, 7/15/27 .................................................... 1,000,000 1,008,840
5.05%, 4/4/28 ..................................................... 2,000,000 2,002,171
Genuine Parts Co., 4.95%, 8/15/29, Callable 7/15/29 @ 100 ........................ 1,000,000 1,004,063
Hyatt Hotels Corp., 5.05%, 3/30/28, Callable 2/29/28 @ 100 ........................ 1,000,000 1,004,822
Las Vegas Sands Corp., 2.90%, 6/25/25, Callable 5/25/25 @ 100 ..................... 1,075,000 1,070,703
LKQ Corp., 5.75%, 6/15/28, Callable 5/15/28 @ 100 ............................. 500,000 511,382
Mattel, Inc., 3.38%, 4/1/26, Callable 4/14/25 @ 100(a) ............................ 393,000 386,597
Nissan Motor Acceptance Co. LLC
1.85%, 9/16/26, Callable 8/16/26 @ 100(a) ................................ 1,513,000 1,435,111
5.30%, 9/13/27(a) .................................................. 1,000,000 993,374
PVH Corp., 4.63%, 7/10/25, Callable 6/10/25 @ 100 ............................. 2,000,000 1,997,354
Stellantis Finance US, Inc., 5.35%, 3/17/28, Callable 2/17/28 @ 100(a) ................ 1,000,000 1,001,181
Tapestry, Inc., 5.10%, 3/11/30, Callable 2/11/30 @ 100 ............................ 1,000,000 999,950
The Home Depot, Inc., 5.15%, 6/25/26 ....................................... 1,125,000 1,137,326
Volkswagen Group of America Finance LLC
4.95%, 3/25/27(a) .................................................. 2,000,000 2,003,454
6.20%, 11/16/28, Callable 10/16/28 @ 100(a) ............................... 1,000,000 1,036,926
5.25%, 3/22/29, Callable 2/22/29 @ 100(a) ................................ 1,000,000 998,036

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
ZF North America Capital, Inc., 4.75%, 4/29/25(a) ............................... $ 1,750,000 $ 1,748,547
25,397,651
Consumer Staples (0.8%):
Bimbo Bakeries USA, Inc., 6.05%, 1/15/29, Callable 12/15/28 @ 100(a) ............... 1,000,000 1,039,416
Coca-Cola Consolidated, Inc., 5.25%, 6/1/29, Callable 5/1/29 @ 100 .................. 1,000,000 1,021,893
Constellation Brands, Inc., 5.00%, 2/2/26, Callable 4/14/25 @ 100 .................... 208,000 207,869
Keurig Dr. Pepper, Inc., 5.05%, 3/15/29, Callable 2/15/29 @ 100 ..................... 1,000,000 1,013,293
Mars, Inc., 4.45%, 3/1/27(a) ............................................... 2,000,000 2,004,310
Sodexo, Inc., 2.72%, 4/16/31, Callable 1/16/31 @ 100(a) .......................... 1,000,000 872,379
Sysco Corp., 5.10%, 9/23/30, Callable 8/23/30 @ 100 ............................. 2,000,000 2,030,479
The Campbell's Company, 5.20%, 3/19/27 ..................................... 1,000,000 1,013,175
9,202,814
Energy (3.1%):
Antero Resources Corp., 7.63%, 2/1/29, Callable 5/4/25 @ 102.54(a) .................. 2,500,000 2,563,263
Apa Corp., 7.75%, 12/15/29(a) ............................................. 750,000 805,195
CITGO Petroleum Corp., 8.38%, 1/15/29, Callable 10/15/25 @ 104.19(a) ............... 1,000,000 1,019,303
Columbia Pipelines Holding Co. LLC, 6.04%, 8/15/28, Callable 7/15/28 @ 100(a) ........ 1,000,000 1,034,278
Energy Transfer LP
6.75% (H15T5Y+513bps), Callable 5/15/25 @ 100(c)(h) ...................... 167,000 167,064
6.50% (H15T5Y+569bps), Callable 11/15/26 @ 100(c)(h) ...................... 1,805,000 1,806,120
EQM Midstream Partners LP, 7.50%, 6/1/27, Callable 5/4/25 @ 103.75(a) .............. 2,000,000 2,044,891
Gray Oak Pipeline LLC, 2.60%, 10/15/25, Callable 9/15/25 @ 100(a) ................. 3,759,000 3,700,120
HF Sinclair Corp., 6.38%, 4/15/27, Callable 4/14/25 @ 103.19 ...................... 1,912,000 1,936,338
Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 4/15/30, Callable 5/4/25 @ 103(a) ....... 1,667,000 1,584,122
Marathon Petroleum Corp.
4.70%, 5/1/25 ..................................................... 2,946,000 2,945,192
5.15%, 3/1/30, Callable 2/1/30 @ 100 .................................... 1,000,000 1,006,027
MPLX LP, 4.88%, 6/1/25, Callable 4/9/25 @ 100 ................................ 4,717,000 4,717,077
ONEOK, Inc., 4.25%, 9/24/27, Callable 8/24/27 @ 100 ............................ 1,000,000 991,488
Parsley Energy LLC/Parsley Finance Corp., 4.13%, 2/15/28, Callable 5/4/25 @ 100(a) ..... 2,000,000 1,958,758
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 7/15/27, Callable 5/4/25 @ 101.63 ................................. 1,000,000 1,004,959
5.00%, 1/15/28, Callable 5/4/25 @ 100.83 ................................. 871,000 870,924
Valero Energy Corp., 5.15%, 2/15/30, Callable 1/15/30 @ 100 ....................... 2,000,000 2,018,628
Viper Energy, Inc.
5.38%, 11/1/27, Callable 4/19/25 @ 100.9(a) ............................... 1,000,000 991,519
7.38%, 11/1/31, Callable 11/1/26 @ 103.69(a) .............................. 1,000,000 1,045,421
Western Midstream Operating LP, 3.95%, 6/1/25, Callable 5/4/25 @ 100 ............... 947,000 944,817
35,155,504
Financials (17.2%):
Ally Financial, Inc., 6.99% (SOFR+326bps), 6/13/29, Callable 6/13/28 @ 100(c) ......... 2,056,000 2,143,516
American Express Co.
3.55% (H15T5Y+285bps), Callable 9/15/26 @ 100(c)(h) ...................... 4,589,000 4,442,201
5.04% (SOFR+93bps), 7/26/28, Callable 7/26/27 @ 100(c) ..................... 2,000,000 2,023,958
American Honda Finance Corp., 4.40%, 10/5/26 ................................. 1,000,000 999,506
American National Global Funding, 5.55%, 1/28/30(a) ............................ 852,000 868,077
American National Group, Inc., 5.75%, 10/1/29, Callable 9/1/29 @ 100 ................ 1,500,000 1,513,050
AmFam Holdings, Inc., 2.81%, 3/11/31, Callable 12/11/30 @ 100(a) .................. 825,000 683,369
Antares Holdings LP
8.50%, 5/18/25, Callable 5/4/25 @ 100(a) ................................. 1,000,000 1,002,625
6.35%, 10/23/29, Callable 9/23/29 @ 100(a) ............................... 1,000,000 1,000,344
Ares Capital Corp., 3.25%, 7/15/25, Callable 6/15/25 @ 100 ........................ 750,000 747,177
Ashtead Capital, Inc., 4.38%, 8/15/27, Callable 4/19/25 @ 100.73(a) .................. 1,000,000 992,020
Assurant, Inc., 6.10%, 2/27/26, Callable 1/27/26 @ 100 ........................... 1,765,000 1,778,173
Athene Global Funding, 4.95%, 1/7/27(a) ...................................... 2,000,000 2,007,295
Blackstone Private Credit Fund
7.05%, 9/29/25 .................................................... 500,000 504,924
2.63%, 12/15/26, Callable 11/15/26 @ 100 ................................. 500,000 478,595
Blue Owl Credit Income Corp., 7.75%, 9/16/27, Callable 8/16/27 @ 100 ............... 1,000,000 1,045,583
BMW U.S. Capital LLC, 4.60%, 8/13/27(a) .................................... 1,000,000 1,001,726
Capital One Financial Corp.
4.25%, 4/30/25 .................................................... 1,000,000 1,000,000
5.47% (SOFR+208bps), 2/1/29, Callable 2/1/28 @ 100(c) ...................... 1,000,000 1,016,215

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VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
6.31% (SOFR+264bps), 6/8/29, Callable 6/8/28 @ 100(c) ...................... $ 500,000 $ 519,562
CDW LLC/CDW Finance Corp., 2.67%, 12/1/26, Callable 11/1/26 @ 100 .............. 825,000 797,002
Citigroup, Inc.
5.95% (TSFR3M+417bps), Callable 5/15/25 @ 100(c)(h) ...................... 5,000,000 4,993,530
1.00%, 10/30/25, Callable 4/30/25 @ 100, MTN ............................. 1,000,000 974,957
Citizens Bank NA, 4.58% (SOFR+200bps), 8/9/28, Callable 8/9/27 @ 100(c) ............ 334,000 333,043
Citizens Financial Group, Inc., 5.65% (H15T5Y+531bps), Callable 10/6/25 @ 100(c)(h) .... 6,076,000 6,040,327
CNO Financial Group, Inc., 5.25%, 5/30/25, Callable 4/19/25 @ 100 .................. 1,000,000 1,000,137
CNO Global Funding
5.88%, 6/4/27(a) ................................................... 1,000,000 1,025,561
4.88%, 12/10/27(a) .................................................. 2,000,000 2,004,196
4.95%, 9/9/29(a) ................................................... 651,000 653,298
CoBank ACB, 6.25% (US0003M+466bps), Callable 10/1/26 @ 100(c)(h)(i) ............. 4,300,000 4,297,498
Comerica, Inc., 5.63% (H15T5Y+529bps), Callable 7/1/25 @ 100(c)(h) ................ 3,615,000 3,595,829
Cullen/Frost Bankers, Inc., 4.50%, 3/17/27, Callable 2/17/27 @ 100 ................... 2,000,000 1,967,093
Discover Financial Services, 6.13% (H15T5Y+578bps), Callable 6/23/25 @ 100(c)(h) ..... 1,880,000 1,871,744
Enact Holdings, Inc., 6.25%, 5/28/29, Callable 4/28/29 @ 100 ....................... 2,500,000 2,565,701
Enstar Finance LLC, 5.75% (H15T5Y+547bps), 9/1/40, Callable 9/1/25 @ 100(c) ........ 2,204,000 2,196,402
Entergy Texas Restoration Funding II LLC, 3.05%, 12/15/27 ........................ 343,998 337,218
EverBank Financial Corp., 5.75%, 7/2/25, Callable 6/2/25 @ 100 .................... 1,000,000 996,510
F&G Global Funding
5.15%, 7/7/25(a) ................................................... 1,000,000 1,000,550
5.88%, 6/10/27(a) .................................................. 1,000,000 1,020,096
Fifth Third Bancorp, 4.50% (H15T5Y+422bps), Callable 9/30/25 @ 100(c)(g)(h) ......... 5,516,000 5,461,156
First Citizens Bancshares, Inc., 6.76% (TSFR3M+247bps), 3/15/30, Callable 6/15/25 @ 100(c) 3,000,000 2,997,900
First Financial Bancorp, 5.13%, 8/25/25 ....................................... 1,000,000 990,955
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100 ......................... 350,000 353,773
First Horizon Corp., 5.51% (SOFR+177bps), 3/7/31, Callable 3/7/30 @ 100(c)(g) ......... 1,500,000 1,507,496
Fiserv, Inc., 4.75%, 3/15/30, Callable 2/15/30 @ 100 ............................. 1,000,000 997,821
Ford Motor Credit Co. LLC
3.38%, 11/13/25, Callable 10/13/25 @ 100 ................................. 1,000,000 987,870
5.13%, 11/5/26 ..................................................... 1,000,000 993,118
2.90%, 2/10/29, Callable 12/10/28 @ 100 ................................. 1,000,000 894,863
FS KKR Capital Corp., 3.40%, 1/15/26, Callable 12/15/25 @ 100 .................... 1,024,000 1,010,177
Fulton Financial Corp., 6.60% (TSFR3M+230bps), 3/15/30, Callable 6/15/25 @ 100(c) ..... 1,000,000 984,754
GA Global Funding Trust
1.63%, 1/15/26(a) .................................................. 500,000 487,624
4.40%, 9/23/27(a) .................................................. 500,000 497,070
Glencore Funding LLC, 5.34%, 4/4/27(a) ...................................... 2,000,000 2,024,921
Goodman US Finance Three LLC, 3.70%, 3/15/28, Callable 12/15/27 @ 100(a) .......... 750,000 727,152
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 6/15/27, Callable 3/15/27 @ 100(a) .... 2,600,000 2,694,936
Highmark, Inc., 1.45%, 5/10/26, Callable 4/10/26 @ 100(a) ......................... 915,000 880,147
Hikma Finance USA LLC, 3.25%, 7/9/25 ...................................... 3,400,000 3,380,453
Horace Mann Educators Corp.
4.50%, 12/1/25, Callable 9/1/25 @ 100 ................................... 750,000 747,536
7.25%, 9/15/28, Callable 8/15/28 @ 100 .................................. 1,400,000 1,511,756
HSB Group, Inc., 5.47% (TSFR3M+117bps), 7/15/27, Callable 5/4/25 @ 100(c) .......... 750,000 735,423
Huntington Bancshares, Inc., 4.45% (H15T7Y+405bps), Callable 10/15/27 @ 100(c)(h) .... 1,150,000 1,106,890
Hyundai Capital America, Inc.
4.30%, 9/24/27(a) .................................................. 1,000,000 988,367
5.30%, 1/8/29, Callable 12/8/28 @ 100(a) ................................. 2,000,000 2,017,454
Kemper Corp.
2.40%, 9/30/30, Callable 6/30/30 @ 100 .................................. 837,000 726,762
3.80%, 2/23/32, Callable 11/23/31 @ 100 .................................. 2,400,000 2,155,313
LPL Holdings, Inc., 5.70%, 5/20/27, Callable 4/20/27 @ 100 ........................ 300,000 304,998
Main Street Capital Corp., 3.00%, 7/14/26, Callable 6/14/26 @ 100 ................... 500,000 484,773
Manufacturers & Traders Trust Co., 4.65%, 1/27/26, Callable 12/27/25 @ 100 ........... 500,000 499,782
Markel Group, Inc., 6.00% (H15T5Y+566bps), Callable 6/1/25 @ 100(c)(h) ............. 5,275,000 5,262,871
Mercedes Benz Finance North America LLC, 4.65%, 4/1/27(a) ...................... 750,000 750,758
MetLife, Inc., 3.85% (H15T5Y+358bps), Callable 9/15/25 @ 100(c)(h) ................ 3,738,000 3,701,271
Metropolitan Life Insurance Co., 7.80%, 11/1/25(a) .............................. 1,250,000 1,272,320
MGIC Investment Corp., 5.25%, 8/15/28, Callable 4/19/25 @ 101.31 .................. 1,000,000 989,729
MMI Capital Trust I, 7.63%, 12/15/27 ........................................ 435,000 460,213
Morgan Stanley Bank NA, 4.97% (SOFR+93bps), 7/14/28, Callable 7/14/27 @ 100(c) ..... 1,500,000 1,512,787

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VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27, Callable 5/4/25 @
100.83(g) ........................................................ $ 250,000 $ 225,582
NextEra Energy Capital Holdings, Inc., 4.85%, 2/4/28 ............................. 2,000,000 2,023,684
NLG Global Funding, 5.40%, 1/23/30(a) ...................................... 2,000,000 2,034,338
NMI Holdings, Inc., 6.00%, 8/15/29, Callable 7/15/29 @ 100 ....................... 2,000,000 2,031,343
Old Republic International Corp., 3.88%, 8/26/26, Callable 7/26/26 @ 100 .............. 1,500,000 1,483,121
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.75%, 5/24/26, Callable 4/24/26 @ 100(a) ................................ 1,000,000 1,011,096
5.35%, 3/30/29, Callable 2/28/29 @ 100(a) ................................ 1,000,000 1,018,972
PRA Group, Inc., 8.38%, 2/1/28, Callable 5/4/25 @ 104.19(a) ....................... 1,444,000 1,476,241
Principal Life Global Funding II, 4.60%, 8/19/27(a) .............................. 1,500,000 1,504,555
Radian Group, Inc., 6.20%, 5/15/29, Callable 4/15/29 @ 100 ........................ 1,000,000 1,031,782
Regions Financial Corp., 5.75% (H15T5Y+543bps), Callable 6/15/25 @ 100(c)(h) ........ 4,998,000 4,980,754
Reliance Standard Life Global Funding II, 2.75%, 5/7/25(a) ........................ 1,097,000 1,094,437
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/26, Callable 5/4/25 @
100.72(a) ......................................................... 2,300,000 2,207,943
Sammons Financial Group Global Funding, 5.05%, 1/10/28(a)(g) .................... 2,000,000 2,023,454
SCE Recovery Funding LLC, 0.86%, 11/15/31 .................................. 1,344,207 1,189,563
Starwood Property Trust, Inc., 3.63%, 7/15/26, Callable 1/15/26 @ 100(a) .............. 500,000 484,606
Stewart Information Services Corp., 3.60%, 11/15/31, Callable 8/15/31 @ 100 ........... 1,000,000 892,469
Synchrony Bank, 5.40%, 8/22/25, Callable 7/22/25 @ 100 ......................... 1,000,000 1,000,803
Synchrony Financial
4.88%, 6/13/25, Callable 5/13/25 @ 100 .................................. 1,412,000 1,411,310
3.95%, 12/1/27, Callable 9/1/27 @ 100 ................................... 1,000,000 974,628
Synovus Bank, 5.63%, 2/15/28, Callable 1/15/28 @ 100 ........................... 1,000,000 1,004,939
Synovus Financial Corp., 7.54% (USISOA05+338bps), 2/7/29(c) .................... 1,500,000 1,535,410
Texas Capital Bancshares, Inc., 4.00% (H15T5Y+315bps), 5/6/31, Callable 5/6/26 @ 100(c) . 1,500,000 1,462,400
Texas Capital Bank NA, 5.25%, 1/31/26 ...................................... 4,000,000 3,966,397
The Bank of New York Mellon Corp.
4.70% (H15T5Y+436bps), Callable 9/20/25 @ 100(c)(h) ...................... 5,800,000 5,773,932
4.98% (SOFR+109bps), 3/14/30, Callable 3/14/29 @ 100, MTN(c) ............... 1,000,000 1,013,528
The Charles Schwab Corp., 5.38% (H15T5Y+497bps), Callable 6/1/25 @ 100(c)(h) ....... 7,400,000 7,384,756
The Hanover Insurance Group, Inc., 4.50%, 4/15/26, Callable 1/15/26 @ 100 ............ 4,000,000 3,986,675
The Huntington National Bank, 5.50% (TSFR3M+535bps), 5/6/30, Callable 5/6/25 @ 100(c) 2,000,000 1,968,420
The PNC Financial Services Group, Inc., 3.40% (H15T5Y+260bps), Callable 9/15/26 @
100(c)(h) ......................................................... 4,250,000 4,048,890
The Prudential Insurance Co. of America, 8.30%, 7/1/25(a)(g) ....................... 1,000,000 1,008,169
Toyota Motor Credit Corp., 4.55%, 8/7/26 ..................................... 2,000,000 2,006,077
Truist Financial Corp., 4.95% (H15T5Y+461bps), Callable 9/1/25 @ 100(c)(h) ........... 4,000,000 3,976,759
U.S. Bancorp
5.30% (TSFR3M+318bps), Callable 4/15/27 @ 100(c)(h) ...................... 3,800,000 3,767,195
5.78% (SOFR+202bps), 6/12/29, Callable 6/12/28 @ 100(c) .................... 1,500,000 1,546,800
UL Solutions, Inc., 6.50%, 10/20/28, Callable 9/20/28 @ 100(a) ..................... 1,000,000 1,051,700
Wells Fargo & Co.
3.90% (H15T5Y+345bps), Callable 3/15/26 @ 100(c)(h) ...................... 4,000,000 3,884,352
5.88%, Callable 6/15/25 @ 100(h) ....................................... 333,000 332,951
196,359,828
Health Care (1.8%):
Blue Cross and Blue Shield of Minnesota, 3.79%, 5/1/25(a) ......................... 3,906,000 3,900,209
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100 .................... 2,100,000 1,881,976
Elevance Health, Inc., 5.15%, 6/15/29, Callable 5/15/29 @ 100 ...................... 1,000,000 1,020,097
HCA, Inc., 5.00%, 3/1/28, Callable 2/1/28 @ 100 ................................ 1,000,000 1,008,082
Health Care Service Corp. A Mutual Legal Reserve Co.
1.50%, 6/1/25, Callable 5/4/25 @ 100(a) .................................. 3,311,000 3,290,678
5.20%, 6/15/29, Callable 5/15/29 @ 100(a) ................................ 2,000,000 2,034,599
2.20%, 6/1/30, Callable 3/1/30 @ 100(a) .................................. 1,000,000 886,885
Humana, Inc., 5.38%, 4/15/31, Callable 2/15/31 @ 100 ............................ 1,250,000 1,259,500
Peacehealth Obligated Group, 1.38%, 11/15/25, Callable 8/15/25 @ 100 ............... 3,250,000 3,176,613
Solventum Corp.
5.45%, 2/25/27, Callable 1/25/27 @ 100 .................................. 1,000,000 1,014,678
5.40%, 3/1/29, Callable 2/1/29 @ 100 .................................... 1,000,000 1,020,060
20,493,377

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VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
Industrials (2.9%):
AGCO Corp., 5.45%, 3/21/27, Callable 2/21/27 @ 100 ............................ $ 1,000,000 $ 1,012,782
American Airlines Pass Through Trust, 4.00%, 9/22/27 ............................ 430,213 408,587
Aon North America, Inc., 5.15%, 3/1/29, Callable 2/1/29 @ 100 ..................... 1,000,000 1,016,678
CNH Industrial Capital LLC, 5.10%, 4/20/29, Callable 3/20/29 @ 100 ................. 1,000,000 1,012,303
Delta Air Lines Pass Through Trust, 2.00%, 6/10/28 .............................. 730,927 687,154
Delta Air Lines, Inc., 7.00%, 5/1/25(a) ........................................ 3,250,000 3,252,680
HEICO Corp., 5.25%, 8/1/28, Callable 7/1/28 @ 100 ............................. 1,000,000 1,017,705
JB Hunt Transport Services, Inc., 4.90%, 3/15/30, Callable 2/15/30 @ 100 .............. 2,000,000 2,012,789
Lennox International, Inc., 1.35%, 8/1/25, Callable 7/1/25 @ 100 ..................... 3,625,000 3,579,243
MasTec, Inc., 5.90%, 6/15/29, Callable 5/15/29 @ 100 ............................ 952,000 976,378
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27,
Callable 5/4/25 @ 101.63(a) ........................................... 900,000 903,731
Molex Electronic Technologies LLC, 3.90%, 4/15/25(a) ........................... 5,950,000 5,947,745
Quanta Services, Inc., 4.75%, 8/9/27, Callable 7/9/27 @ 100 ........................ 2,000,000 2,003,023
Regal Rexnord Corp., 6.05%, 2/15/26 ........................................ 1,156,000 1,165,202
Republic Services, Inc., 5.00%, 11/15/29, Callable 10/15/29 @ 100 ................... 1,000,000 1,015,160
RXO, Inc., 7.50%, 11/15/27, Callable 5/4/25 @ 103.75(a) .......................... 500,000 514,219
Ryder System, Inc.
5.25%, 6/1/28, Callable 5/1/28 @ 100, MTN ............................... 1,000,000 1,018,044
5.38%, 3/15/29, Callable 2/15/29 @ 100, MTN ............................. 1,000,000 1,021,797
Stanley Black & Decker, Inc., 6.27%, 3/6/26, Callable 4/14/25 @ 100 ................. 1,000,000 1,000,188
U.S. Airways Pass Through Trust, 3.95%, 11/15/25 ............................... 919,775 911,387
United Airlines Pass Through Trust
4.88%, 1/15/26 .................................................... 1,331,712 1,325,328
5.88%, 10/15/27 .................................................... 801,283 813,313
XPO, Inc., 6.25%, 6/1/28, Callable 6/1/25 @ 103.13(a) ............................ 1,019,000 1,029,815
33,645,251
Information Technology (1.3%):
Atlassian Corp., 5.25%, 5/15/29, Callable 4/15/29 @ 100 .......................... 2,000,000 2,035,712
Dell International LLC/EMC Corp., 4.75%, 4/1/28, Callable 3/1/28 @ 100 .............. 1,500,000 1,506,133
Hewlett Packard Enterprise Co., 4.45%, 9/25/26 ................................. 1,000,000 997,980
Microchip Technology, Inc., 4.90%, 3/15/28 .................................... 2,000,000 2,006,477
RELX Capital, Inc., 4.75%, 3/27/30, Callable 2/27/30 @ 100 ........................ 2,000,000 2,013,260
Synopsys, Inc.
4.55%, 4/1/27 ..................................................... 2,000,000 2,007,619
4.65%, 4/1/28, Callable 3/1/28 @ 100 .................................... 1,000,000 1,006,164
VeriSign, Inc., 5.25%, 4/1/25 ............................................... 3,400,000 3,400,000
14,973,345
Materials (1.9%):
Amcor Flexibles North America, Inc., 4.80%, 3/17/28(a) ........................... 2,000,000 2,011,471
Bayport Polymers LLC, 4.74%, 4/14/27, Callable 3/14/27 @ 100(a) ................... 1,700,000 1,697,173
Berry Global, Inc., 1.57%, 1/15/26, Callable 12/15/25 @ 100 ........................ 2,941,000 2,867,347
Celanese US Holdings LLC, 6.42%, 7/15/27, Callable 6/15/27 @ 100 ................. 637,000 647,420
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP, 4.75%, 5/15/30,
Callable 4/15/30 @ 100(a) ............................................ 2,000,000 1,998,586
International Flavors & Fragrances, Inc., 1.23%, 10/1/25, Callable 9/1/25 @ 100(a) ........ 5,810,000 5,702,199
Solvay Finance America LLC, 5.65%, 6/4/29, Callable 5/4/29 @ 100(a) ................ 1,000,000 1,025,831
Sonoco Products Co., 4.45%, 9/1/26 ......................................... 571,000 569,377
Southern Copper Corp., 3.88%, 4/23/25 ....................................... 4,000,000 3,993,670
The Sherwin-Williams Co., 4.55%, 3/1/28, Callable 2/1/28 @ 100 .................... 1,000,000 1,001,282
21,514,356
Real Estate (3.2%):
Alexandria Real Estate Equities, Inc., 3.45%, 4/30/25 ............................. 1,000,000 998,602
Boston Properties LP
3.65%, 2/1/26, Callable 11/3/25 @ 100 ................................... 933,000 922,953
6.75%, 12/1/27, Callable 11/1/27 @ 100 .................................. 1,500,000 1,567,830
CBRE Services, Inc., 4.88%, 3/1/26, Callable 12/1/25 @ 100 ........................ 2,960,000 2,959,980
CubeSmart LP, 4.38%, 2/15/29, Callable 11/15/28 @ 100 .......................... 2,000,000 1,960,807
DOC DR LLC
4.30%, 3/15/27, Callable 12/15/26 @ 100 ................................. 750,000 745,302
3.95%, 1/15/28, Callable 10/15/27 @ 100 ................................. 450,000 440,908
Essex Portfolio LP, 1.70%, 3/1/28, Callable 1/1/28 @ 100 .......................... 500,000 460,282

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VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
Extra Space Storage LP, 5.90%, 1/15/31, Callable 11/15/30 @ 100 .................... $ 1,000,000 $ 1,039,780
Federal Realty OP LP, 5.38%, 5/1/28, Callable 4/1/28 @ 100 ........................ 2,000,000 2,036,994
Healthcare Realty Holdings LP, 3.75%, 7/1/27, Callable 4/1/27 @ 100 ................. 300,000 293,445
Highwoods Realty LP
4.13%, 3/15/28, Callable 12/15/27 @ 100 ................................. 500,000 484,745
4.20%, 4/15/29, Callable 1/15/29 @ 100 .................................. 1,000,000 958,570
Jones Lang LaSalle, Inc., 6.88%, 12/1/28, Callable 11/1/28 @ 100 .................... 3,000,000 3,183,898
Kilroy Realty LP, 4.38%, 10/1/25, Callable 7/1/25 @ 100 .......................... 2,600,000 2,593,880
Kimco Realty OP LLC, 3.80%, 4/1/27, Callable 1/1/27 @ 100 ....................... 1,000,000 985,336
Kite Realty Group LP, 4.00%, 10/1/26, Callable 7/1/26 @ 100 ....................... 1,119,000 1,107,582
LXP Industrial Trust, 6.75%, 11/15/28, Callable 10/15/28 @ 100 ..................... 1,000,000 1,057,355
Mid-America Apartments LP, 5.30%, 2/15/32, Callable 12/15/31 @ 100 ................ 1,000,000 1,015,879
NNN REIT, Inc.
4.00%, 11/15/25, Callable 8/15/25 @ 100 .................................. 3,000,000 2,984,523
2.50%, 4/15/30, Callable 1/15/30 @ 100 .................................. 1,000,000 892,784
Realty Income Corp., 5.05%, 1/13/26, Callable 4/14/25 @ 100(g) .................... 1,000,000 999,545
SBA Tower Trust
6.60%, 1/15/28, Callable 1/15/27 @ 100(a) ................................ 421,000 431,564
4.83%, 10/15/29, Callable 10/15/27 @ 100(a) ............................... 2,000,000 1,982,947
The NHP Foundation, 5.85%, 12/1/28, Callable 6/1/28 @ 100 ....................... 1,000,000 1,041,509
UDR, Inc., 3.50%, 7/1/27, Callable 4/1/27 @ 100, MTN ........................... 2,000,000 1,953,005
Vornado Realty LP, 2.15%, 6/1/26, Callable 5/1/26 @ 100 .......................... 1,500,000 1,446,801
36,546,806
Utilities (2.5%):
AEP Texas, Inc., 5.45%, 5/15/29, Callable 4/15/29 @ 100 .......................... 1,000,000 1,023,602
Alliant Energy Finance LLC, 5.40%, 6/6/27, Callable 5/6/27 @ 100(a) ................. 1,000,000 1,011,166
Black Hills Corp., 5.95%, 3/15/28, Callable 2/15/28 @ 100 ......................... 1,000,000 1,035,927
CenterPoint Energy, Inc., 5.40%, 6/1/29, Callable 5/1/29 @ 100 ...................... 1,000,000 1,022,205
CMS Energy Corp., 4.75% (H15T5Y+412bps), 6/1/50, Callable 3/1/30 @ 100(c) ......... 1,250,000 1,175,445
Dominion Energy, Inc., 4.35% (H15T5Y+320bps), Callable 1/15/27 @ 100(c)(h) ......... 2,000,000 1,939,882
DTE Energy Co.
4.95%, 7/1/27, Callable 6/1/27 @ 100 .................................... 1,000,000 1,007,825
4.88%, 6/1/28, Callable 5/1/28 @ 100 .................................... 1,000,000 1,006,004
Essential Utilities, Inc., 4.80%, 8/15/27, Callable 7/15/27 @ 100 ..................... 1,500,000 1,505,773
Exelon Corp., 5.13%, 3/15/31, Callable 2/15/31 @ 100 ............................ 1,000,000 1,010,576
Florida Power & Light Co., 5.05%, 4/1/28, Callable 3/1/28 @ 100 .................... 1,000,000 1,019,178
NSTAR Electric Co., 4.85%, 3/1/30, Callable 2/1/30 @ 100 ........................ 1,000,000 1,008,608
Oncor Electric Delivery Co. LLC, 4.50%, 3/20/27(a) ............................. 1,500,000 1,505,778
ONE Gas, Inc., 5.10%, 4/1/29, Callable 3/1/29 @ 100 ............................. 1,500,000 1,529,111
Public Service Enterprise Group, Inc., 5.20%, 4/1/29, Callable 3/1/29 @ 100 ............ 1,000,000 1,018,646
The AES Corp., 1.38%, 1/15/26, Callable 12/15/25 @ 100 .......................... 1,000,000 972,670
The Southern Co., 4.00% (H15T5Y+373bps), 1/15/51, Callable 10/15/25 @ 100(c) ........ 6,337,000 6,253,766
Vistra Operations Co. LLC, 5.13%, 5/13/25(a) .................................. 1,000,000 998,716
Wisconsin Electric Power Co., 5.00%, 5/15/29, Callable 4/15/29 @ 100 ................ 2,000,000 2,034,367
28,079,245
Total Corporate Bonds (Cost $420,501,436) 424,584,647
Yankee Dollars (8.3%)
Communication Services (0.1%):
Videotron Ltd., 5.13%, 4/15/27, Callable 5/4/25 @ 100(a) .......................... 1,500,000 1,498,156
Consumer Discretionary (0.7%):
Flutter Treasury DAC, 6.38%, 4/29/29, Callable 4/15/26 @ 103.19(a) ................. 2,300,000 2,343,587
International Game Technology PLC
4.13%, 4/15/26, Callable 5/4/25 @ 100(a) ................................. 1,428,000 1,410,535
6.25%, 1/15/27, Callable 7/15/26 @ 100(a) ................................ 3,250,000 3,275,710
Phinia Holdings Jersey Ltd., 5.00%, 10/1/25(a) .................................. 500,000 495,578
7,525,410
Consumer Staples (0.3%):
Bacardi-Martini BV, 5.55%, 2/1/30, Callable 1/1/30 @ 100(a) ....................... 2,000,000 2,037,169
BAT International Finance PLC, 4.45%, 3/16/28, Callable 2/16/28 @ 100 ............... 1,000,000 995,104
3,032,273

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
Energy (0.7%):
Canadian Natural Resources Ltd., 5.00%, 12/15/29, Callable 11/15/29 @ 100(a) .......... $ 2,000,000 $ 1,998,321
Enbridge, Inc.
5.30%, 4/5/29, Callable 3/5/29 @ 100 .................................... 1,000,000 1,018,555
5.75% (H15T5Y+531bps), 7/15/80, Callable 4/15/30 @ 100(c) .................. 1,515,000 1,466,476
Harbour Energy PLC, 5.50%, 10/15/26, Callable 5/4/25 @ 101.38(a) .................. 1,500,000 1,501,270
TransCanada PipeLines Ltd., 4.88%, 1/15/26, Callable 10/15/25 @ 100 ................ 1,038,000 1,037,824
Vallourec SACA, 7.50%, 4/15/32, Callable 4/15/27 @ 103.75(a) ..................... 250,000 261,189
Var Energi ASA, 5.00%, 5/18/27, Callable 4/18/27 @ 100(a) ........................ 1,000,000 1,004,936
8,288,571
Financials (4.2%):
Amcor Group Finance PLC, 5.45%, 5/23/29, Callable 4/23/29 @ 100 .................. 1,000,000 1,021,523
Avolon Holdings Funding Ltd., 6.38%, 5/4/28, Callable 4/4/28 @ 100(a) ............... 1,000,000 1,034,331
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
7.53% (H15T5Y+300bps), 10/1/28(a)(c)(g) ................................ 1,500,000 1,579,943
5.62%, 12/10/29, Callable 11/10/29 @ 100(a) ............................... 1,037,000 1,051,251
Barclays PLC
7.33% (H15T1Y+305bps), 11/2/26, Callable 11/2/25 @ 100(c) .................. 1,000,000 1,014,330
4.84% (SOFR+134bps), 9/10/28, Callable 9/10/27 @ 100(c) .................... 1,000,000 1,000,108
5.09% (SOFR+96bps), 2/25/29, Callable 2/25/28 @ 100(c) ..................... 1,000,000 1,006,471
Beazley Insurance DAC
5.88%, 11/4/26 ..................................................... 1,000,000 1,004,222
5.50%, 9/10/29 .................................................... 3,802,000 3,745,220
BP Capital Markets PLC, 4.38% (H15T5Y+404bps), Callable 6/22/25 @ 100(c)(h) ........ 1,457,000 1,450,298
Canadian Imperial Bank of Commerce
4.51% (SOFR+93bps), 9/11/27, Callable 9/11/26 @ 100(c) ..................... 2,000,000 1,997,755
4.86% (SOFR+103bps), 3/30/29, Callable 3/30/28 @ 100(c) .................... 1,500,000 1,505,007
7.26%, 4/10/32(a) .................................................. 539,061 560,933
Essent Group Ltd., 6.25%, 7/1/29, Callable 6/1/29 @ 100 .......................... 2,000,000 2,058,947
HSBC Holdings PLC, 4.90% (SOFR+103bps), 3/3/29, Callable 3/3/28 @ 100(c) ......... 1,000,000 1,002,057
ING Groep NV, 6.50% (USSW5+445bps), Callable 4/16/25 @ 100(c)(h) ............... 5,500,000 5,502,267
Mitsubishi UFJ Financial Group, Inc., 3.84% (H15T1Y+113bps), 4/17/26, Callable 4/17/25 @
100(c) ........................................................... 2,000,000 1,999,158
Mizuho Financial Group, Inc., 4.35%, 10/20/25(a) ............................... 590,000 587,827
National Bank of Canada, 4.70% (SOFR+56bps), 3/5/27, Callable 3/5/26 @ 100(c) ........ 2,000,000 2,002,974
Nationwide Building Society, 4.00%, 9/14/26(a) ................................. 1,000,000 987,788
NatWest Group PLC, 7.47% (H15T1Y+285bps), 11/10/26, Callable 11/10/25 @ 100(c) ..... 500,000 508,210
Phoenix Group Holdings PLC, 4.75% (H15T5Y+428bps), 9/4/31, Callable 6/4/26 @ 100(c) . 1,000,000 990,448
QBE Insurance Group Ltd., 5.88% (H15T5Y+551bps), Callable 5/12/25 @ 100(a)(c)(g)(h) .. 5,500,000 5,496,589
Santander UK Group Holdings PLC, 4.75%, 9/15/25(a)(g) ......................... 2,000,000 1,994,889
Standard Chartered PLC, 5.69% (H15T1Y+105bps), 5/14/28, Callable 5/14/27 @ 100(a)(c) .. 2,000,000 2,033,980
The Bank of Nova Scotia, 4.90% (H15T5Y+455bps), Callable 6/4/25 @ 100(c)(h) ........ 4,650,000 4,630,722
47,767,248
Health Care (0.1%):
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/27(a) ............................. 241,190 232,462
Royalty Pharma PLC, 1.20%, 9/2/25, Callable 8/2/25 @ 100 ........................ 1,000,000 985,842
Smith & Nephew PLC, 5.15%, 3/20/27, Callable 2/20/27 @ 100 ..................... 500,000 504,552
1,722,856
Industrials (0.7%):
Air Canada Pass Through Trust, 4.13%, 5/15/25(a) ............................... 1,272,545 1,268,586
Element Fleet Management Corp.
5.64%, 3/13/27, Callable 2/13/27 @ 100(a) ................................ 1,000,000 1,016,558
6.32%, 12/4/28, Callable 11/4/28 @ 100(a) ................................ 1,000,000 1,051,003
LG Energy Solution Ltd.
5.38%, 7/2/27(a) ................................................... 952,000 957,433
5.25%, 4/2/28(a) ................................................... 2,000,000 2,001,305
Rolls-Royce PLC, 3.63%, 10/14/25, Callable 7/14/25 @ 100(a) ...................... 1,600,000 1,588,138
7,883,023
Information Technology (0.1%):
CGI, Inc., 4.95%, 3/14/30, Callable 2/14/30 @ 100(a) ............................. 1,000,000 1,000,058
Materials (1.2%):
Braskem Netherlands Finance BV, 4.50%, 1/10/28, Callable 10/10/27 @ 100(a) .......... 1,500,000 1,403,058

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
Endeavour Mining PLC, 5.00%, 10/14/26, Callable 10/14/25 @ 100(a) ................ $ 500,000 $ 492,638
Minera Mexico SA de CV, 5.63%, 2/12/32, Callable 12/12/31 @ 100(a) ................ 2,000,000 1,987,758
Nutrien Ltd., 4.50%, 3/12/27 ............................................... 2,000,000 2,001,948
Rio Tinto Finance USA PLC
4.38%, 3/12/27 .................................................... 1,000,000 1,002,521
4.50%, 3/14/28, Callable 2/14/28 @ 100 .................................. 1,000,000 1,005,661
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/25 ........................... 3,000,000 3,047,836
Syngenta Finance NV, 4.89%, 4/24/25(a) ...................................... 2,997,000 2,995,804
13,937,224
Real Estate (0.1%):
Ontario Teachers' Cadillac Fairview Properties Trust, 3.88%, 3/20/27, Callable 12/20/26 @
100(a) ........................................................... 1,000,000 984,566
Utilities (0.1%):
Algonquin Power & Utilities Corp., 5.37%, 6/15/26(j) ............................. 1,000,000 1,005,529
Total Yankee Dollars (Cost $93,670,109) 94,644,914
Municipal Bonds (1.0%)
Alabama (0.1%):
Black Belt Energy Gas District Revenue, Series D-2, 6.00%, 2/1/29, Continuously Callable
@100 ........................................................... 1,000,000 1,050,321
California (0.3%):
California Infrastructure & Economic Development Bank Revenue
Series B, 5.71%, 7/1/30 .............................................. 1,000,000 1,034,451
Series B, 5.76%, 7/1/31 .............................................. 1,000,000 1,038,714
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, Series
A, 4.82%, 8/1/25 ................................................... 1,240,000 1,240,074
3,313,239
Colorado (0.0%):(k)
Colorado Health Facilities Authority Revenue, Series B, 2.80%, 12/1/26 ................ 305,000 295,908
Illinois (0.1%):
City of Kankakee, GO (INS - Build America Mutual Assurance Co.)
4.57%, 12/1/27 .................................................... 250,000 250,446
4.63%, 12/1/28 .................................................... 500,000 500,812
751,258
Indiana (0.1%):
City of Carmel IN Waterworks Revenue (INS - Build America Mutual Assurance Co.)
Series B, 4.94%, 5/1/27 .............................................. 200,000 201,460
Series B, 4.97%, 5/1/28 .............................................. 225,000 227,162
Series B, 5.02%, 5/1/29 .............................................. 275,000 278,298
706,920
Maryland (0.1%):
Maryland Economic Development Corp. Revenue, 4.79%, 11/30/29 ................... 750,000 754,217
Maryland Health & Higher Educational Facilities Authority Revenue, 1.89%, 1/1/26 ....... 1,000,000 969,058
1,723,275
Michigan (0.0%):(k)
Michigan Finance Authority Revenue, Series A-1, 2.33%, 6/1/30 ..................... 34,214 33,676
Ohio (0.1%):
Columbus Metropolitan Housing Authority Revenue, 5.38%, 9/1/28, Continuously Callable
@100 ........................................................... 845,000 857,305
Pennsylvania (0.0%):(k)
Pennsylvania Higher Educational Facilities Authority Revenue, Series C, 4.96%, 11/1/25 .... 500,000 501,230
Rhode Island (0.0%):(k)
Providence Redevelopment Agency Revenue, Series A, 2.50%, 3/15/26 ................ 210,000 204,860
South Carolina (0.1%):
Greenville-Spartanburg Airport District Revenue
Series B, 4.75%, 7/1/26 .............................................. 250,000 251,510
Series B, 4.61%, 7/1/27 .............................................. 350,000 352,794
Series B, 4.59%, 7/1/28 .............................................. 250,000 251,738
856,042

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
Texas (0.1%):
Culberson County-Allamoore Independent School District, GO (NBGA - Texas Permanent
School Fund), 7.00%, 2/15/27, Continuously Callable @100 .................... $ 1,100,000 $ 1,133,294
Total Municipal Bonds (Cost $11,316,915) 11,427,328
U.S. Government Agency Mortgages (0.4%)
Farm Credit Bank of Texas
Series 4, 5.70% (H15T5Y+542bps), (a)(c)(h) ............................... 4,000,000 3,966,125
Federal Home Loan Mortgage Corporation
5.50%, 10/1/38 .................................................... 694,926 706,067
Total U.S. Government Agency Mortgages (Cost $4,591,726) 4,672,192
U.S. Treasury Obligations (15.3%)
U.S. Treasury Notes
4.25%, 10/15/25 .................................................... 4,000,000 4,000,937
4.63%, 9/15/26 .................................................... 43,000,000 43,404,805
4.38%, 12/15/26 .................................................... 33,000,000 33,233,320
0.50%, 8/31/27 .................................................... 28,000,000 25,825,625
4.13%, 11/15/27 .................................................... 26,000,000 26,150,312
4.00%, 6/30/28 .................................................... 15,000,000 15,050,391
3.75%, 12/31/28 .................................................... 6,000,000 5,964,844
1.63%, 8/15/29 .................................................... 10,000,000 9,089,844
4.13%, 8/31/30 .................................................... 10,000,000 10,062,500
4.00%, 1/31/31 .................................................... 2,000,000 1,997,500
Total U.S. Treasury Obligations (Cost $173,261,100) 174,780,078
Commercial Paper (5.7%)
Consumer Discretionary (0.6%):
Whirlpool Corp.
5.02%, 4/7/25(a)(l) .................................................. 2,000,000 1,998,052
5.01%, 4/10/25(a)(l) ................................................. 5,000,000 4,993,057
6,991,109
Consumer Staples (0.4%):
CVS Health Corp., 4.76%, 4/7/25(a)(l) ........................................ 4,000,000 3,996,298
Energy (1.2%):
Apa Corp.
5.03%, 4/1/25(a)(l) .................................................. 400,000 399,944
5.05%, 4/10/25(a)(l) ................................................. 10,700,000 10,685,020
Canadian Natural Resources Ltd., 4.99%, 4/8/25(a)(l) ............................. 3,000,000 2,996,679
14,081,643
Industrials (1.7%):
Air Lease Corp.
4.74%, 4/2/25(a)(l) .................................................. 5,500,000 5,498,551
4.75%, 4/3/25(a)(l) .................................................. 3,500,000 3,498,616
4.77%, 4/10/25(a)(l) ................................................. 1,700,000 1,697,751
Global Payments, Inc., 4.94%, 4/4/25(a)(l) ..................................... 6,600,000 6,596,376
Sonoco Products Co., 4.99%, 4/9/25(a)(l) ...................................... 2,300,000 2,297,135
19,588,429
Information Technology (0.2%):
Jabil, Inc., 5.13%, 4/1/25(a)(l) .............................................. 2,600,000 2,599,629
Materials (0.4%):
FMC Corp.
5.07%, 4/7/25(a)(l) .................................................. 400,000 399,607
5.08%, 4/10/25(a)(l) ................................................. 800,000 798,873
5.20%, 4/30/25(a)(l) ................................................. 1,000,000 995,683
International Flavors & Fragrances, Inc., 4.56%, 4/14/25(a)(l) ....................... 2,000,000 1,996,462
4,190,625

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
Real Estate (0.6%):
Crown Castle International Corp., 4.91%, 4/29/25(a)(l) ............................ $ 6,700,000 $ 6,673,609
Utilities (0.6%):
Guadalupe Valley Electric Cooperative, Inc.
5.07%, 4/15/25(a)(l) ................................................. 2,400,000 2,394,938
4.37%, 4/16/25(a)(l) ................................................. 2,000,000 1,996,120
National Fuel Gas Co., 4.86%, 4/8/25(a)(l) ..................................... 2,800,000 2,796,978
7,188,036
Total Commercial Paper (Cost $65,317,010) 65,309,378
Shares
Collateral for Securities Loaned (0.7%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.26%(m) ....... 1,928,960 1,928,960
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.27%(m) ........... 1,928,960 1,928,960
Invesco Government & Agency Portfolio, Institutional Shares, 4.30%(m) ............... 1,928,960 1,928,960
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.27%(m) 1,928,960 1,928,960
Total Collateral for Securities Loaned (Cost $7,715,840) 7,715,840
Total Investments (Cost $1,127,082,308) — 99.8% 1,137,684,164
Other assets in excess of liabilities — 0.2% 2,279,151
NET ASSETS - 100.00% $ 1,139,963,315
At March 31, 2025, the Fund's investments in foreign securities were 9.7% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2025, the fair value of these securities was
$543,976,305 and amounted to 47.7% of net assets.
(b) Security is interest only.
(c) Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2025.
(d) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at March 31, 2025.
(e) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(f) The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. At March 31, 2025, the Fund held unfunded or partially unfunded loan commitments of $3,500,000, and there was $0 unrealized gain/
(loss) on these unfunded loan commitments.
(g) All or a portion of this security is on loan.
(h) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(i) Securities referencing LIBOR are expected to transition to an alternative reference rate by the security's next scheduled coupon reset date.
(j) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(k) Amount represents less than 0.05% of net assets.
(l) Rate represents the effective yield at March 31, 2025.
(m) Rate disclosed is the daily yield on March 31, 2025.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2025.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2025.
H15T7Y
—
7 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2025.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
LIBOR
—
London Interbank Offered Rate
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
SOFR
—
Secured Overnight Financing Rate
SOFR03M
—
3 Month SOFR, rate disclosed as of March 31, 2025.
TSFR1M
—
1 Month Term SOFR, rate disclosed as of March 31, 2025.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of March 31, 2025.
US0003M
—
3 Month US Dollar LIBOR, rate disclosed as of March 31, 2025, based on the last reset date of the security.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of March 31, 2025.
USSW5
—
USD 5 Year Swap Rate, rate disclosed as of March 31, 2025.
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
March 31, 2025
Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Security Description Principal Amount . Value
Asset-Backed Securities (12.6%)
ABS Auto (6.9%):
Ally Auto Receivables Trust , Series 2024-1 , Class B , 5 .16% , 10/15/29 , Callable 8/15/27 @ 100 $ 1,263,000 $ 1,277,790
American Heritage Auto Receivables Trust , Series 2024-1A , Class A4 , 5 .07% , 6/17/30 ,
Callable 10/15/28 @ 100 (a) ........................................... 2,122,642 2,131,749
AmeriCredit Automobile Receivables Trust ....................................
Series 2021-1 , Class D , 1 .21% , 12/18/26 , Callable 6/18/25 @ 100 ................ 1,135,000 1,125,734
Series 2021-3 , Class B , 1 .17% , 8/18/27 , Callable 7/18/26 @ 100 ................. 591,089 586,787
ARI Fleet Lease Trust ....................................................
Series 2022-A , Class A3 , 3 .43% , 1/15/31 , Callable 5/15/25 @ 100 (a) .............. 471,866 471,157
Series 2022-A , Class B , 3 .79% , 1/15/31 , Callable 5/15/25 @ 100 (a) ............... 467,000 466,430
Series 2024-A , Class B , 5 .16% , 11/15/32 , Callable 9/15/27 @ 100 (a) .............. 1,300,000 1,316,743
Series 2025-A , Class A3 , 4 .46% , 1/17/34 , Callable 9/15/28 @ 100 (a) .............. 920,000 918,443
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2021-2A , Class C , 2 .35% , 2/20/28 , Callable 2/20/27 @ 100 (a) .............. 800,000 754,679
Series 2022-5A , Class B , 7 .09% , 4/20/27 (a) ................................ 1,000,000 1,014,693
Series 2023-6A , Class C , 7 .03% , 12/20/29 (a) ............................... 1,000,000 1,032,779
CarMax Auto Owner Trust ................................................
Series 2021-2 , Class B , 1 .03% , 12/15/26 , Callable 5/15/25 @ 100 ................ 2,000,000 1,990,793
Series 2021-3 , Class D , 1 .50% , 1/18/28 , Callable 9/15/25 @ 100 ................. 1,000,000 978,433
Series 2022-3 , Class C , 4 .98% , 2/15/28 , Callable 10/15/26 @ 100 ................ 1,090,000 1,091,622
Series 2023-1 , Class D , 6 .27% , 11/15/29 , Callable 2/15/27 @ 100 ................ 1,000,000 1,017,012
Series 2024-2 , Class B , 5 .69% , 11/15/29 , Callable 12/15/27 @ 100 ............... 1,450,000 1,483,235
Series 2024-4 , Class B , 4 .82% , 5/15/30 , Callable 3/15/28 @ 100 ................. 2,000,000 2,005,516
CarMax Select Receivables Trust , Series 2024-A , Class A3 , 5 .40% , 11/15/28 , Callable 4/15/28
@ 100 ........................................................... 2,000,000 2,022,315
Carvana Auto Receivables Trust , Series 2021-P2 , Class B , 1 .27% , 3/10/27 , Callable 2/10/27 @
100 ............................................................. 1,500,000 1,454,380
Chase Auto Owner Trust ..................................................
Series 2023-AA , Class C , 6 .24% , 9/25/29 , Callable 3/25/28 @ 100 (a) ............. 875,000 909,497
Series 2024-1A , Class A4 , 5 .05% , 10/25/29 , Callable 2/25/28 @ 100 (a) ............ 1,400,000 1,427,183
Series 2024-1A , Class B , 5 .16% , 11/26/29 , Callable 2/25/28 @ 100 (a) ............. 643,000 651,890
Series 2024-2A , Class B , 5 .55% , 1/25/30 , Callable 12/25/27 @ 100 (a) ............. 2,700,000 2,769,511
Series 2024-3A , Class A4 , 5 .08% , 12/25/29 , Callable 2/25/28 @ 100 (a) ............ 2,950,000 3,000,802
Series 2024-4A , Class B , 5 .23% , 4/25/30 , Callable 2/25/28 @ 100 (a) .............. 1,450,000 1,474,919
Chesapeake Funding II LLC ...............................................
Series 2023-1A , Class B , 5 .59% , 5/15/35 , Callable 4/15/26 @ 100 (a) .............. 1,897,000 1,909,862
Series 2023-2A , Class A1 , 6 .16% , 10/15/35 , Callable 10/15/26 @ 100 (a) ........... 746,110 756,058
Series 2024-1A , Class A1 , 5 .52% , 5/15/36 , Callable 6/15/27 @ 100 (a) ............. 1,087,129 1,099,226
Citizens Auto Receivables Trust ............................................
Series 2023-1 , Class A3 , 5 .84% , 1/18/28 , Callable 3/15/27 @ 100 (a) .............. 955,552 962,422
Series 2023-1 , Class A4 , 5 .78% , 10/15/30 , Callable 3/15/27 @ 100 (a) ............. 1,000,000 1,018,863
CPS Auto Receivables Trust , Series 2022-D , Class B , 6 .84% , 1/16/29 , Callable 6/15/27 @
100 (a) ........................................................... 1,122,771 1,125,834
Credit Acceptance Auto Loan Trust ..........................................
Series 2022-3A , Class B , 7 .52% , 12/15/32 , Callable 7/15/26 @ 100 (a) ............. 1,500,000 1,513,703
Series 2023-2A , Class A , 5 .92% , 5/16/33 , Callable 11/15/26 @ 100 (a) ............. 800,000 804,482
Series 2023-2A , Class B , 6 .61% , 7/15/33 , Callable 11/15/26 @ 100 (a) ............. 1,000,000 1,017,443
Series 2023-3A , Class B , 7 .09% , 10/17/33 , Callable 3/15/27 @ 100 (a) ............. 947,000 974,049
Series 2024-3A , Class A , 4 .68% , 9/15/34 , Callable 5/15/28 @ 100 (a) .............. 2,000,000 1,999,253
Drive Auto Receivables Trust , Series 2021-2 , Class D , 1 .39% , 3/15/29 , Callable 9/15/25 @ 100 1,011,780 998,768
Ent Auto Receivables Trust , Series 2023-1A , Class A4 , 6 .26% , 11/15/29 , Callable 9/15/28 @
100 (a) ........................................................... 2,700,000 2,779,828
Enterprise Fleet Financing LLC .............................................
Series 2022-1 , Class A3 , 3 .27% , 1/20/28 , Callable 7/20/25 @ 100 (a) .............. 1,000,000 993,788
Series 2022-3 , Class A2 , 4 .38% , 7/20/29 , Callable 4/20/26 @ 100 (a) .............. 300,572 300,103
Series 2022-4 , Class A3 , 5 .65% , 10/22/29 , Callable 7/20/26 @ 100 (a) ............. 2,000,000 2,027,116
Series 2023-2 , Class A2 , 5 .56% , 4/22/30 , Callable 2/20/27 @ 100 (a) .............. 563,043 566,854
Series 2023-3 , Class A3 , 6 .41% , 6/20/30 , Callable 7/20/27 @ 100 (a) .............. 1,450,000 1,509,518
Series 2024-1 , Class A3 , 5 .16% , 9/20/30 , Callable 8/20/27 @ 100 (a) .............. 2,000,000 2,030,399
Series 2024-2 , Class A4 , 5 .69% , 12/20/30 , Callable 1/20/28 @ 100 (a) ............. 994,000 1,024,955
FCCU Auto Receivables Trust , Series 2024-1A , Class A4 , 5 .46% , 4/15/30 , Callable 5/15/28 @
100 (a) ........................................................... 808,000 820,080

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
First Investors Auto Owner Trust , Series 2021-1A , Class E , 3 .35% , 4/15/27 , Callable 4/15/25
@ 100 (a) ......................................................... $ 950,000 $ 949,121
Flagship Credit Auto Trust , Series 2021-2 , Class D , 1 .59% , 6/15/27 , Callable 7/15/26 @ 100 (a) 1,000,000 969,482
Ford Credit Auto Lease Trust , Series 2023-A , Class B , 5 .29% , 6/15/26 , Callable 8/15/25 @ 100 800,000 800,570
Ford Credit Auto Owner Trust ..............................................
Series 2023-1 , Class B , 5 .29% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 822,000 834,494
Series 2023-2 , Class B , 5 .92% , 2/15/36 , Callable 8/15/28 @ 100 (a) ............... 1,000,000 1,036,498
Foursight Capital Automobile Receivables Trust .................................
Series 2023-1 , Class B , 5 .35% , 3/15/28 , Callable 1/15/27 @ 100 (a) ............... 1,253,000 1,254,474
Series 2024-1 , Class B , 5 .55% , 5/15/29 , Callable 4/15/27 @ 100 (a) ............... 1,429,000 1,436,747
GECU Auto Receivables Trust .............................................
Series 2023-1A , Class B , 5 .87% , 1/15/30 , Callable 8/15/28 @ 100 (a) .............. 415,000 424,330
Series 2023-1A , Class C , 6 .33% , 4/15/30 , Callable 8/15/28 @ 100 (a) .............. 250,000 258,797
GLS Auto Receivables Issuer Trust , Series 2021-3A , Class E , 3 .20% , 10/16/28 , Callable
4/15/26 @ 100 (a) ................................................... 1,000,000 975,891
GLS Auto Select Receivables Trust ..........................................
Series 2023-2A , Class B , 6 .67% , 12/17/29 , Callable 8/15/28 @ 100 (a) ............. 2,755,000 2,854,481
Series 2024-1A , Class B , 5 .32% , 3/15/30 , Callable 3/15/28 @ 100 (a) .............. 875,000 884,848
Series 2024-4A , Class B , 4 .50% , 11/15/30 , Callable 6/15/29 @ 100 (a) ............. 2,000,000 1,984,400
Series 2025-1A , Class A2 , 4 .71% , 4/15/30 , Callable 4/15/30 @ 100 (a) ............. 1,329,000 1,331,596
GM Financial Consumer Automobile Receivables Trust , Series 2025-1 , Class B , 5 .00% ,
8/16/30 , Callable 3/16/28 @ 100 ........................................ 1,450,000 1,459,014
GreenState Auto Receivables Trust ..........................................
Series 2024-1A , Class A4 , 5 .17% , 1/15/30 , Callable 3/15/28 @ 100 (a) ............. 2,500,000 2,518,584
Series 2024-1A , Class B , 5 .42% , 1/15/30 , Callable 3/15/28 @ 100 (a) .............. 1,200,000 1,211,994
GTE Auto Receivables Trust , Series 2023-1 , Class A4 , 5 .12% , 4/16/29 , Callable 1/15/27 @
100 (a) ........................................................... 1,250,000 1,256,257
Hertz Vehicle Financing III LLC , Series 2023-3A , Class C , 7 .26% , 2/25/28 (a) ........... 1,000,000 1,020,339
Hertz Vehicle Financing III LP , Series 2021-2A , Class A , 1 .68% , 12/27/27 (a) ............ 1,000,000 954,818
Hertz Vehicle Financing LLC , Series 2022-4A , Class B , 4 .12% , 9/25/26 , Callable 9/25/25 @
100 (a) ........................................................... 1,000,000 997,092
Honda Auto Receivables Owner Trust , Series 2024-4 , Class A4 , 4 .35% , 12/16/30 , Callable
11/15/27 @ 100 .................................................... 1,500,000 1,497,903
Hyundai Auto Receivables Trust ............................................
Series 2021-C , Class B , 1 .49% , 12/15/27 , Callable 3/15/26 @ 100 ................ 2,000,000 1,951,656
Series 2024-C , Class B , 4 .67% , 1/15/31 , Callable 11/15/28 @ 100 ................ 941,000 938,242
LAD Auto Receivables Trust ...............................................
Series 2021-1A , Class C , 2 .35% , 4/15/27 , Callable 12/15/25 @ 100 (a) ............. 972,060 967,275
Series 2022-1A , Class B , 5 .87% , 9/15/27 , Callable 8/15/26 @ 100 (a) .............. 1,600,000 1,607,641
Series 2023-1A , Class B , 5 .59% , 8/16/27 , Callable 4/15/27 @ 100 (a) .............. 600,000 602,418
Series 2023-2A , Class C , 5 .58% , 9/15/28 , Callable 6/15/27 @ 100 (a) .............. 1,000,000 1,006,760
Series 2023-3A , Class B , 6 .09% , 6/15/28 , Callable 7/15/27 @ 100 (a) .............. 1,000,000 1,014,796
Series 2023-4A , Class B , 6 .39% , 10/16/28 , Callable 10/15/27 @ 100 (a) ............ 1,500,000 1,532,524
Series 2024-3A , Class B , 4 .74% , 1/15/30 , Callable 5/15/28 @ 100 (a) .............. 2,000,000 1,997,099
M&T Bank Auto Receivables Trust , Series 2025-1A , Class A4 , 4 .89% , 7/15/32 , Callable
1/15/29 @ 100 (a) ................................................... 2,624,000 2,662,014
Mercedes-Benz Auto Receivables Trust , Series 2025-1 , Class A4 , 4 .92% , 4/15/31 , Callable
9/15/28 @ 100 ..................................................... 1,890,000 1,906,163
Merchants Fleet Funding LLC ..............................................
Series 2023-1A , Class A , 7 .21% , 5/20/36 , Callable 6/20/26 @ 100 (a) .............. 1,252,654 1,263,079
Series 2023-1A , Class B , 7 .25% , 5/20/36 , Callable 6/20/26 @ 100 (a) .............. 2,000,000 2,034,639
Series 2024-1A , Class A , 5 .82% , 4/20/37 , Callable 5/20/27 @ 100 (a) .............. 3,200,000 3,226,173
OCCU Auto Receivables Trust , Series 2023-1A , Class B , 6 .51% , 9/17/29 , Callable 1/15/28 @
100 (a) ........................................................... 500,000 517,077
Oscar US Funding XIII LLC , Series 2021-2A , Class A4 , 1 .27% , 9/11/28 , Callable 6/10/25 @
100 (a) ........................................................... 852,585 835,611
Oscar US Funding XVII LLC , Series 2024-2A , Class A3 , 4 .47% , 3/12/29 , Callable 11/10/28 @
100 (a) ........................................................... 1,500,000 1,495,526
PenFed Auto Receivables Owner Trust ........................................
Series 2022-A , Class A4 , 4 .18% , 12/15/28 , Callable 3/15/26 @ 100 (a) ............. 865,032 863,819
Series 2022-A , Class B , 4 .60% , 12/15/28 , Callable 3/15/26 @ 100 (a) .............. 1,499,000 1,495,240
Series 2022-A , Class C , 4 .83% , 12/15/28 , Callable 3/15/26 @ 100 (a) .............. 750,000 749,433
Series 2024-A , Class A4 , 4 .75% , 3/15/30 , Callable 1/15/29 @ 100 (a) .............. 1,450,000 1,444,407
Prestige Auto Receivables Trust ............................................

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
Series 2021-1A , Class C , 1 .53% , 2/15/28 , Callable 7/15/26 @ 100 (a) .............. $ 457,714 $ 453,455
Series 2023-1A , Class B , 5 .55% , 4/15/27 , Callable 4/15/27 @ 100 (a) .............. 533,536 533,943
Series 2023-2A , Class B , 6 .64% , 12/15/27 , Callable 10/15/27 @ 100 (a) ............ 750,000 757,916
Series 2024-2A , Class A2 , 4 .72% , 2/15/28 , Callable 2/15/28 @ 100 (a) ............. 1,614,667 1,613,853
Santander Bank Auto Credit-Linked Notes , Series 2022-A , Class B , 5 .28% , 5/15/32 , Callable
2/15/26 @ 100 (a) ................................................... 29,703 29,702
Santander Drive Auto Receivables Trust , Series 2022-3 , Class B , 4 .13% , 8/16/27 , Callable
7/15/26 @ 100 ..................................................... 341,373 341,111
SBNA Auto Receivables Trust ..............................................
Series 2024-A , Class A4 , 5 .21% , 4/16/29 , Callable 5/15/28 @ 100 (a) .............. 1,500,000 1,513,178
Series 2024-A , Class B , 5 .29% , 9/17/29 , Callable 5/15/28 @ 100 (a) ............... 1,500,000 1,513,062
SCCU Auto Receivables Trust ..............................................
Series 2023-1A , Class A4 , 5 .70% , 8/15/29 , Callable 1/15/28 @ 100 (a) ............. 900,000 915,938
Series 2023-1A , Class B , 6 .08% , 11/15/29 , Callable 1/15/28 @ 100 (a) ............. 2,000,000 2,052,107
Series 2024-1A , Class B , 5 .33% , 7/15/30 , Callable 12/15/27 @ 100 (a) ............. 1,950,200 1,961,926
Securitized Term Auto Receivables Trust , Series 2025-A , Class B , 5 .04% , 7/25/31 , Callable
4/25/28 @ 100 (a) ................................................... 2,369,273 2,384,120
SFS Auto Receivables Securitization Trust .....................................
Series 2023-1A , Class B , 5 .71% , 1/22/30 , Callable 11/20/27 @ 100 (a) ............. 1,500,000 1,532,951
Series 2024-1A , Class B , 5 .38% , 1/21/31 , Callable 4/20/28 @ 100 (a) .............. 840,000 854,010
Series 2024-3A , Class B , 4 .76% , 11/20/31 , Callable 8/20/28 @ 100 (a) ............. 2,000,000 1,999,801
Tesla Auto Lease Trust ...................................................
Series 2023-A , Class B , 6 .41% , 7/20/27 , Callable 8/20/25 @ 100 (a) ............... 2,275,000 2,286,884
Series 2023-B , Class A4 , 6 .22% , 3/22/27 , Callable 11/20/25 @ 100 (a) ............. 802,000 809,440
Series 2024-A , Class A4 , 5 .31% , 12/20/27 , Callable 6/20/26 @ 100 (a) ............. 2,000,000 2,018,261
Toyota Auto Loan Extended Note Trust .......................................
Series 2021-1A , Class A , 1 .07% , 2/27/34 , Callable 2/25/26 @ 100 (a) (b) ............ 2,000,000 1,939,187
Series 2022-1A , Class A , 3 .82% , 4/25/35 , Callable 4/25/27 @ 100 (a) .............. 2,000,000 1,978,596
Toyota Auto Receivables Owner Trust ........................................
Series 2023-A , Class A3 , 4 .63% , 9/15/27 , Callable 4/15/27 @ 100 ................ 3,153,550 3,155,887
Series 2024-D , Class A4 , 4 .43% , 4/15/30 , Callable 6/15/28 @ 100 ................ 2,000,000 2,001,417
Toyota Lease Owner Trust , Series 2023-A , Class A4 , 5 .05% , 8/20/27 , Callable 8/20/25 @
100 (a) ........................................................... 2,000,000 2,002,563
U.S. Bank NA , Series 2023-1 , Class B , 6 .79% , 8/25/32 , Callable 10/25/26 @ 100 (a) ....... 1,175,068 1,190,344
Veridian Auto Receivables Trust ............................................
Series 2023-1A , Class A4 , 5 .59% , 12/15/28 , Callable 9/15/27 @ 100 (a) ............ 1,000,000 1,011,952
Series 2023-1A , Class B , 5 .86% , 4/16/29 , Callable 9/15/27 @ 100 (a) .............. 2,033,000 2,068,116
Westlake Automobile Receivables Trust , Series 2022-2A , Class C , 4 .85% , 9/15/27 , Callable
7/15/26 @ 100 (a) ................................................... 816,445 815,972
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2023-1A , Class A , 5 .80% , 4/18/38 (a) ................................ 829,271 835,796
Series 2023-2A , Class B , 6 .75% , 8/18/38 (a) ................................ 2,000,000 2,066,389
Series 2024-1A , Class B , 5 .50% , 2/18/39 (a) ................................ 1,357,000 1,376,543
Series 2024-2A , Class B , 4 .84% , 6/21/39 (a) ................................ 1,625,000 1,622,866
Series 2024-3A , Class B , 5 .07% , 9/19/39 (a) ................................ 1,514,286 1,522,067
World Omni Select Auto Trust , Series 2023-A , Class C , 6 .00% , 1/16/29 , Callable 1/15/27 @
100 ............................................................. 1,000,000 1,011,894
164,801,265
ABS Card (1.3%):
American Express Credit Account Master Trust .................................
Series 2023-4 , Class A , 5 .15% , 9/15/30 ................................... 2,900,000 2,979,027
Series 2024-2 , Class A , 5 .24% , 4/15/31 ................................... 3,000,000 3,098,326
BA Credit Card Trust ....................................................
Series 2023-A2 , Class A2 , 4 .98% , 11/15/28 ................................ 1,800,000 1,819,263
Series 2024-A1 , Class A , 4 .93% , 5/15/29 .................................. 3,500,000 3,547,719
Capital One Multi-Asset Execution Trust , Series 2021-A2 , Class A2 , 1 .39% , 7/15/30 ....... 4,700,000 4,274,850
CARDS II Trust , Series 2024-1A , Class C , 5 .84% , 7/16/29 (a) ....................... 920,000 927,369
Chase Issuance Trust , Series 2024-A2 , Class A , 4 .63% , 1/15/31 ...................... 4,840,000 4,891,933
Citibank Credit Card Issuance Trust , Series 2018-A7 , Class A7 , 3 .96% , 10/13/30 ......... 1,900,000 1,877,360
Evergreen Credit Card Trust ...............................................
Series 2024-CRT4 , Class C , 5 .64% , 10/15/28 (a) ............................. 903,000 908,378
Series 2025-CRT5 , Class C , 5 .53% , 5/15/29 (a) .............................. 833,000 836,334
Master Credit Card Trust , Series 2022-2A , Class C , 2 .73% , 7/21/28 (a) ................. 625,000 597,619
Master Credit Card Trust II ................................................

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
Series 2023-1A , Class C , 5 .87% , 6/21/27 (a) ................................ $ 1,000,000 $ 1,004,601
Series 2023-2A , Class B , 6 .26% , 1/21/27 (a) ................................ 410,000 411,547
Series 2023-4A , Class C , 7 .53% , 10/21/32 (a) ............................... 1,145,000 1,203,959
Trillium Credit Card Trust II ...............................................
Series 2021-1A , Class A , 1 .53% , 10/26/29 (a) ............................... 2,000,000 1,910,371
Series 2021-1A , Class C , 2 .42% , 10/26/29 (a) ............................... 2,000,000 1,915,229
32,203,885
ABS Other (4.2%):
Aligned Data Centers Issuer LLC , Series 2021-1A , Class A2 , 1 .94% , 8/15/46 , Callable 4/15/25
@ 100 (a) ......................................................... 1,500,000 1,436,463
Amur Equipment Finance Receivables X LLC , Series 2022-1A , Class A2 , 1 .64% , 10/20/27 ,
Callable 9/20/25 @ 100 (a) ............................................ 67,228 66,954
Amur Equipment Finance Receivables XI LLC , Series 2022-2A , Class A2 , 5 .30% , 6/21/28 ,
Callable 6/20/26 @ 100 (a) ............................................ 457,010 458,044
Amur Equipment Finance Receivables XII LLC , Series 2023-1A , Class B , 6 .03% , 12/20/29 ,
Callable 6/20/27 @ 100 (a) ............................................ 2,710,000 2,771,537
Amur Equipment Finance Receivables XIII LLC , Series 2024-1A , Class B , 5 .37% , 1/21/31 ,
Callable 3/20/28 @ 100 (a) ............................................ 1,081,000 1,096,753
Atalaya Equipment Leasing Trust ...........................................
Series 2021-1A , Class B , 2 .08% , 2/15/27 , Callable 4/15/25 @ 100 (a) .............. 107,536 107,256
Series 2021-1A , Class C , 2 .69% , 6/15/28 , Callable 4/15/25 @ 100 (a) .............. 1,500,000 1,476,364
Auxilior Term Funding LLC ...............................................
Series 2023-1A , Class B , 6 .05% , 6/17/30 , Callable 2/15/28 @ 100 (a) .............. 826,000 849,925
Series 2023-1A , Class D , 7 .27% , 12/16/30 , Callable 2/15/28 @ 100 (a) ............. 833,000 874,469
Barings Equipment Finance LLC , Series 2025-A , Class A4 , 5 .02% , 6/13/50 , Callable 8/13/30
@ 100 (a) ......................................................... 3,000,000 3,040,532
Blue Owl Asset Leasing Trust , Series 2024-1A , Class B , 5 .41% , 3/15/30 , Callable 8/15/27 @
100 (a) ........................................................... 1,216,000 1,226,148
CCG Receivables Trust ...................................................
Series 2021-2 , Class C , 1 .50% , 3/14/29 , Callable 4/14/25 @ 100 (a) ............... 1,000,000 998,696
Series 2023-1 , Class A2 , 5 .82% , 9/16/30 , Callable 6/14/26 @ 100 (a) .............. 376,427 378,498
Series 2023-2 , Class B , 6 .21% , 4/14/32 , Callable 9/14/27 @ 100 (a) ............... 1,450,000 1,498,186
Series 2025-1 , Class B , 4 .69% , 10/14/32 , Callable 10/14/28 @ 100 (a) ............. 965,000 965,732
CF Hippolyta Issuer LLC , Series 2021-1A , Class A1 , 1 .53% , 3/15/61 , Callable 4/15/25 @
100 (a) ........................................................... 1,413,671 1,351,242
CNH Equipment Trust , Series 2024-C , Class A4 , 4 .12% , 3/15/32 , Callable 2/15/29 @ 100 ... 1,500,000 1,481,867
Crossroads Asset Trust , Series 2024-A , Class B , 5 .94% , 8/20/30 , Callable 3/20/28 @ 100 (a) . 1,637,000 1,674,364
CyrusOne Data Centers Issuer I LLC .........................................
Series 2024-2A , Class A2 , 4 .50% , 5/20/49 (a) ............................... 1,349,000 1,298,696
Series 2025-1A , Class A2 , 5 .91% , 2/20/50 , Callable 2/20/28 @ 100 (a) ............. 1,795,918 1,828,354
Daimler Trucks Retail Trust , Series 2023-1 , Class A4 , 5 .93% , 12/16/30 , Callable 10/15/26 @
100 ............................................................. 1,680,000 1,713,835
Dell Equipment Finance Trust ..............................................
Series 2023-1 , Class A3 , 5 .65% , 9/22/28 , Callable 10/22/25 @ 100 (a) ............. 588,636 590,456
Series 2023-3 , Class A3 , 5 .93% , 4/23/29 , Callable 4/22/26 @ 100 (a) .............. 1,594,000 1,608,057
Series 2024-1 , Class B , 5 .53% , 3/22/30 , Callable 6/22/26 @ 100 (a) ............... 1,900,000 1,928,341
Dext ABS LLC , Series 2023-2 , Class B , 6 .41% , 5/15/34 , Callable 2/15/28 @ 100 (a) ....... 1,500,000 1,533,532
Diamond Infrastructure Funding LLC , Series 2021-1A , Class A , 1 .76% , 4/15/49 , Callable
9/20/25 @ 100 (a) ................................................... 1,000,000 947,331
Diamond Issuer LLC , Series 2021-1A , Class A , 2 .31% , 11/20/51 , Callable 11/20/25 @ 100 (a) 1,125,000 1,059,029
DLLAA LLC , Series 2025-1A , Class A4 , 5 .08% , 4/20/33 , Callable 7/20/29 @ 100 (a) ...... 1,583,333 1,610,705
DLLAD LLC , Series 2024-1A , Class A4 , 5 .38% , 9/22/31 , Callable 2/20/29 @ 100 (a) ...... 918,980 943,016
DLLMT LLC , Series 2024-1A , Class A4 , 4 .98% , 4/20/32 , Callable 5/20/28 @ 100 (a) ...... 1,019,531 1,032,191
FirstKey Homes Trust , Series 2021-SFR2 , Class B , 1 .61% , 9/17/38 (a) (c) ............... 1,153,846 1,098,550
Ford Credit Floorplan Master Owner Trust A ...................................
Series 2023-1 , Class C , 5 .75% , 5/15/28 (a) ................................. 532,000 537,366
Series 2024-4 , Class A , 4 .40% , 9/15/31 (a) ................................. 1,500,000 1,493,126
Granite Park Equipment Leasing LLC , Series 2023-1A , Class B , 6 .62% , 4/20/33 , Callable
12/20/25 @ 100 (a) .................................................. 1,634,000 1,723,788
GreatAmerica Leasing Receivables Funding LLC ................................
Series 2024-1 , Class B , 5 .18% , 12/16/30 , Callable 2/15/28 @ 100 (a) .............. 1,480,000 1,501,142
Series 2025-1 , Class A4 , 4 .58% , 1/15/32 , Callable 5/15/29 @ 100 (a) .............. 2,180,000 2,182,338
HPEFS Equipment Trust ..................................................
Series 2023-2A , Class C , 6 .48% , 1/21/31 , Callable 12/20/26 @ 100 (a) ............. 1,250,000 1,264,923

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
Series 2024-1A , Class B , 5 .18% , 5/20/31 , Callable 8/20/27 @ 100 (a) .............. $ 1,500,000 $ 1,504,200
John Deere Owner Trust ..................................................
Series 2022-A , Class A4 , 2 .49% , 1/16/29 , Callable 10/15/25 @ 100 ............... 1,000,000 988,989
Series 2024-C , Class A4 , 4 .15% , 8/15/31 , Callable 6/15/28 @ 100 ................ 1,376,000 1,362,857
Kubota Credit Owner Trust ................................................
Series 2022-1A , Class A4 , 2 .78% , 2/15/28 , Callable 1/15/26 @ 100 (a) ............. 2,000,000 1,971,365
Series 2024-2A , Class A4 , 5 .19% , 5/15/30 , Callable 5/15/28 @ 100 (a) ............. 1,268,000 1,293,632
Series 2025-1A , Class A4 , 4 .87% , 7/15/30 , Callable 2/15/29 @ 100 (a) ............. 1,958,000 1,980,854
M&T Equipment LEAF Notes ..............................................
Series 2023-1A , Class A4 , 5 .75% , 7/15/30 , Callable 7/15/27 @ 100 (a) ............. 2,076,000 2,114,101
Series 2024-1A , Class A4 , 4 .94% , 8/18/31 , Callable 7/16/28 @ 100 (a) ............. 2,360,000 2,372,835
MMAF Equipment Finance LLC ............................................
Series 2021-A , Class A4 , 1 .04% , 11/13/30 (a) ............................... 2,000,000 1,935,216
Series 2022-A , Class A4 , 3 .32% , 6/13/44 (a) ................................ 1,500,000 1,482,364
Series 2023-A , Class A3 , 5 .54% , 12/13/29 (a) ............................... 2,000,000 2,035,231
Series 2023-A , Class A4 , 5 .50% , 12/13/38 (a) ............................... 750,000 768,192
Series 2024-A , Class A4 , 5 .10% , 7/13/49 , Callable 11/13/30 @ 100 (a) ............. 865,000 875,720
MVW LLC , Series 2021-1WA , Class A , 1 .14% , 1/22/41 , Callable 12/20/26 @ 100 (a) ...... 230,308 217,203
New Economy Assets Phase 1 Sponsor LLC , Series 2021-1 , Class A1 , 1 .91% , 10/20/61 ,
Callable 4/20/25 @ 100 (a) ............................................ 1,807,000 1,687,111
NMEF Funding LLC , Series 2025-A , Class B , 5 .18% , 7/15/32 , Callable 11/15/28 @ 100 (a) .. 1,418,182 1,419,962
NP SPE IX LP , Series 2019-1A , Class A2 , 3 .24% , 9/20/49 (a) ........................ 498,295 483,276
NP SPE X LP , Series 2019-2A , Class C1 , 6 .44% , 11/19/49 (a) ....................... 427,500 414,754
PEAC Solutions Receivables LLC ...........................................
Series 2024-1A , Class A3 , 5 .64% , 11/20/30 , Callable 3/20/28 @ 100 (a) ............ 1,450,000 1,473,766
Series 2024-2A , Class A3 , 4 .65% , 10/20/31 , Callable 6/20/27 @ 100 (a) ............ 1,143,000 1,142,034
Series 2025-1A , Class A3 , 5 .04% , 7/20/32 , Callable 11/20/28 @ 100 (a) ............ 773,000 779,445
Post Road Equipment Finance LLC ..........................................
Series 2024-1A , Class B , 5 .58% , 10/15/30 , Callable 4/15/27 @ 100 (a) ............. 2,622,000 2,654,795
Series 2025-1A , Class B , 5 .04% , 5/15/31 , Callable 6/15/28 @ 100 (a) .............. 873,000 879,119
Progress Residential Trust , Series 2021-SFR6 , Class A , 1 .52% , 7/17/38 , Callable 7/17/26 @
100 (a) (c) ......................................................... 1,093,740 1,057,214
PSNH Funding LLC , Series 2018-1 , Class A3 , 3 .81% , 2/1/35 ....................... 4,000,000 3,871,654
SCF Equipment Leasing LLC ..............................................
Series 2022-2A , Class B , 6 .50% , 2/20/32 , Callable 8/20/25 @ 100 (a) .............. 892,024 897,349
Series 2023-1A , Class B , 6 .37% , 5/20/32 , Callable 11/20/26 @ 100 (a) ............. 1,243,000 1,263,771
Switch ABS Issuer LLC , Series 2025-1A , Class A2 , 5 .04% , 3/25/55 , Callable 3/25/28 @
100 (a) ........................................................... 2,000,000 1,928,911
VB-S1 Issuer LLC - VBTEL ...............................................
Series 2022-1A , Class C2I , 3 .16% , 2/15/52 , Callable 2/15/26 @ 100 (a) ............ 1,000,000 957,020
Series 2022-1A , Class D , 4 .29% , 2/15/52 , Callable 2/15/26 @ 100 (a) .............. 500,000 484,383
Series 2024-1A , Class C2 , 5 .59% , 5/15/54 , Callable 5/15/27 @ 100 (a) ............. 1,330,000 1,338,132
Verdant Receivables LLC .................................................
Series 2023-1A , Class A2 , 6 .24% , 1/13/31 , Callable 11/12/27 @ 100 (a) ............ 818,638 832,163
Series 2024-1A , Class A2 , 5 .68% , 12/12/31 , Callable 9/12/28 @ 100 (a) ............ 783,452 795,712
Volvo Financial Equipment LLC ............................................
Series 2024-1A , Class A4 , 4 .29% , 7/15/31 , Callable 7/15/28 @ 100 (a) ............. 2,420,000 2,404,389
Series 2025-1A , Class A4 , 4 .53% , 10/15/31 , Callable 11/15/28 @ 100 (a) ........... 1,000,000 1,000,684
WEPCO Environmental Trust Finance I LLC , Series 2021-1 , Class A , 1 .58% , 12/15/35 ..... 1,111,109 976,664
Zayo Issuer LLC , Series 2025-1A , Class A2 , 5 .65% , 3/20/55 , Callable 9/20/28 @ 100 (a) .... 2,500,000 2,521,725
99,814,598
Agency ABS Other (0.2%):
Navient Student Loan Trust ................................................
Series 2015-2 , Class B , 5 .95% ( SOFR30A + 161 bps ) , 8/25/50 , Callable 3/25/33 @ 100 (d) 3,000,000 2,907,972
Series 2018-2A , Class B , 5 .60% ( SOFR30A + 126 bps ) , 3/25/67 , Callable 2/25/37 @
100 (a) (d) ..................................................... 1,000,000 896,338
Nelnet Student Loan Trust , Series 2019-5 , Class A , 2 .53% , 10/25/67 , Callable 2/25/33 @
100 (a) ........................................................... 1,422,259 1,284,139
SLM Student Loan Trust ..................................................
Series 2006-10 , Class B , 5 .04% ( SOFR90A + 48 bps ) , 3/25/44 , Callable 10/25/30 @ 100 (d) 110,516 107,734
Series 2007-1 , Class B , 5 .04% ( SOFR90A + 48 bps ) , 1/27/42 , Callable 7/25/29 @ 100 (d) 182,589 168,982
5,365,165
Total Asset-Backed Securities (Cost $300,525,801) 302,184,913

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VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
Collateralized Mortgage Obligations (4.7%)
Agency CMO Other (0.7%):
Federal Home Loan Mortgage Corporation .....................................
Series 5270 , Class AB , 5 .50% , 1/25/49 ................................... $ 1,633,611 $ 1,645,442
Series 5450 , Class KA , 4 .50% , 6/25/51 ................................... 2,742,471 2,705,593
Series 5478 , Class J , 5 .50% , 3/25/51 ..................................... 3,729,100 3,747,965
Federal National Mortgage Association , Series 2022-88 , Class BA , 5 .50% , 7/25/47 ........ 1,409,961 1,416,955
Government National Mortgage Association ....................................
Series 2022-207 , Class NA , 3 .00% , 1/20/52 ................................ 1,770,732 1,554,261
Series 2023-107 , Class PA , 5 .50% , 1/20/46 ................................ 1,322,164 1,332,305
Series 2024-20 , Class PA , 4 .50% , 2/20/54 ................................. 4,977,608 4,919,725
17,322,246
Agency Commercial MBS (1.5%):
Federal Home Loan Mortgage Corporation .....................................
Series K087 , Class A2 , 3 .77% , 12/25/28 .................................. 500,000 491,512
Series K091 , Class A2 , 3 .51% , 3/25/29 ................................... 1,250,000 1,215,102
Series K095 , Class A2 , 2 .79% , 6/25/29 , Callable 6/25/29 @ 100 ................. 1,000,000 943,117
Series K096 , Class A2 , 2 .52% , 7/25/29 , Callable 7/25/29 @ 100 ................. 1,000,000 931,935
Series K097 , Class A2 , 2 .51% , 7/25/29 , Callable 7/25/29 @ 100 ................. 2,000,000 1,860,680
Series K100 , Class A2 , 2 .67% , 9/25/29 , Callable 9/25/29 @ 100 ................. 545,000 509,010
Series K135 , Class A2 , 2 .15% , 10/25/31 , Callable 10/25/31 @ 100 (b) ............. 1,000,000 870,641
Series K136 , Class A2 , 2 .13% , 11/25/31 ................................... 4,000,000 3,469,533
Series K141 , Class A2 , 2 .25% , 2/25/32 , Callable 2/25/32 @ 100 ................. 4,000,000 3,480,138
Series K142 , Class A2 , 2 .40% , 3/25/32 , Callable 3/25/32 @ 100 ................. 3,000,000 2,629,875
Series K144 , Class A2 , 2 .45% , 4/25/32 , Callable 4/25/32 @ 100 ................. 3,000,000 2,631,679
Series K146 , Class A2 , 2 .92% , 6/25/32 , Callable 6/25/32 @ 100 ................. 4,885,000 4,411,443
Series K147 , Class A2 , 3 .00% , 6/25/32 (b) ................................. 3,000,000 2,722,133
Series K-1510 , Class A3 , 3 .79% , 1/25/34 , Callable 1/25/34 @ 100 ................ 1,000,000 942,557
Series K-1512 , Class A3 , 3 .06% , 4/25/34 , Callable 4/25/34 @ 100 ................ 1,000,000 890,014
Series K159 , Class A2 , 3 .95% , 11/25/30 , Callable 11/25/30 @ 100 (b) ............. 500,000 488,957
Series KG02 , Class A2 , 2 .41% , 8/25/29 , Callable 8/25/29 @ 100 ................. 909,000 841,970
Series KIR3 , Class A2 , 3 .28% , 8/25/27 , Callable 8/25/27 @ 100 ................. 1,500,000 1,466,380
Federal National Mortgage Association .......................................
Series 2018-M4 , Class A2 , 3 .06% , 3/25/28 (b) ............................... 355,535 345,034
Series 2019-M1 , Class A2 , 3 .54% , 9/25/28 (b) ............................... 624,123 610,663
Series 2019-M12 , Class A2 , 2 .89% , 6/25/29 (b) .............................. 967,258 918,854
Series 2022-M12 , Class A , 3 .10% , 12/25/28 (b) .............................. 2,431,229 2,341,410
35,012,637
Commercial MBS (2.5%):
Arbor Multifamily Mortgage Securities Trust , Series 2022-MF4 , Class A5 , 3 .28% , 2/15/55 ,
Callable 2/15/32 @ 100 (a) (b) .......................................... 2,000,000 1,819,761
Aventura Mall Trust .....................................................
Series 2018-AVM , Class A , 4 .11% , 7/5/40 (a) (b) (c) ........................... 1,740,000 1,691,542
Series 2018-AVM , Class C , 4 .11% , 7/5/40 (a) (b) (c) ........................... 1,000,000 951,505
Series 2018-AVM , Class D , 4 .11% , 7/5/40 (a) (b) (c) ........................... 1,000,000 943,460
Benchmark Mortgage Trust , Series 2020-B17 , Class ASB , 2 .18% , 3/15/53 , Callable 3/15/30 @
100 ............................................................. 999,708 942,717
BPR Trust ............................................................
Series 2021-TY , Class A , 5 .48% ( TSFR1M + 116 bps ) , 9/15/38 (a) (c) (d) ............. 865,000 860,622
Series 2022-OANA , Class B , 6 .77% ( TSFR1M + 245 bps ) , 4/15/37 (a) (c) (d) .......... 2,000,000 2,002,998
Series 2022-OANA , Class D , 8 .01% ( TSFR1M + 370 bps ) , 4/15/37 (a) (c) (d) .......... 1,000,000 1,001,480
Series 2022-STAR , Class A , 7 .55% ( TSFR1M + 323 bps ) , 8/15/39 (a) (c) (d) ........... 2,690,909 2,691,881
BX Commercial Mortgage Trust , Series 2022-CSMO , Class B , 7 .46% ( TSFR1M + 314 bps ) ,
6/15/27 (a) (c) (d) .................................................... 1,800,000 1,802,161
BX Trust .............................................................
Series 2019-OC11 , Class A , 3 .20% , 12/9/41 , Callable 12/9/29 @ 100 (a) (c) .......... 923,077 853,683
Series 2022-CLS , Class B , 6 .30% , 10/13/27 (a) (c) ............................ 2,000,000 1,979,137
Series 2025-ROIC , Class A , 5 .46% ( TSFR1M + 114 bps ) , 3/15/30 (a) (c) (d) ........... 2,335,714 2,318,215
BXP Trust ............................................................
Series 2021-601L , Class B , 2 .78% , 1/15/44 (a) (b) (c) .......................... 550,000 460,711
Series 2021-601L , Class C , 2 .78% , 1/15/44 (a) (b) (c) .......................... 1,500,000 1,217,065
Series 2021-601L , Class D , 2 .78% , 1/15/44 (a) (b) (c) .......................... 500,000 382,695
Citigroup Commercial Mortgage Trust ........................................

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VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
Series 2017-P8 , Class AS , 3 .79% , 9/15/50 , Callable 9/15/27 @ 100 (b) ............. $ 500,000 $ 474,895
Series 2020-GC46 , Class AAB , 2 .61% , 2/15/53 , Callable 2/15/30 @ 100 ........... 718,547 685,346
COMM Mortgage Trust ..................................................
Series 2015-LC23 , Class AM , 4 .16% , 10/10/48 , Callable 11/10/25 @ 100 (b) ........ 250,000 247,775
Series 2015-PC1 , Class AM , 4 .29% , 7/10/50 , Callable 6/10/25 @ 100 (b) ........... 1,750,000 1,724,267
Series 2015-PC1 , Class B , 4 .33% , 7/10/50 , Callable 6/10/25 @ 100 (b) ............. 865,000 831,782
Series 2020-CX , Class A , 2 .17% , 11/10/46 , Callable 11/10/30 @ 100 (a) (c) .......... 1,500,000 1,264,826
Series 2024-277P , Class A , 6 .34% , 8/10/44 (a) (c) ............................. 1,960,000 2,043,560
CSMC Trust , Series 2019-UVIL , Class A , 3 .16% , 12/15/41 (a) (c) ..................... 2,252,000 2,057,021
DBJPM Mortgage Trust ..................................................
Series 2016-C1 , Class A4 , 3 .28% , 5/10/49 , Callable 4/10/26 @ 100 ............... 500,000 491,879
Series 2016-SFC , Class A , 2 .83% , 8/10/36 , Callable 8/10/26 @ 100 (a) (c) ........... 1,750,000 793,725
DBWF Mortgage Trust , Series 2024-LCRS , Class A , 6 .06% ( TSFR1M + 174 bps ) , 4/15/37 (a) (c)
(d) ............................................................. 1,000,000 997,814
Extended Stay America Trust , Series 2021-ESH , Class B , 5 .81% ( TSFR1M + 149 bps ) ,
7/15/38 (a) (c) (d) .................................................... 673,673 672,280
GS Mortgage Securities Corp. Trust ..........................................
Series 2017-GPTX , Class A , 2 .86% , 5/10/34 (a) (c) ........................... 848,541 726,780
Series 2023-SHIP , Class B , 4 .94% , 9/10/38 (a) (b) (c) .......................... 1,080,000 1,078,335
Houston Galleria Mall Trust , Series 2025-HGLR , Class A , 5 .46% , 2/5/45 (a) (b) (c) ......... 1,752,667 1,777,648
Hudson Yards Mortgage Trust ..............................................
Series 2016-10HY , Class A , 2 .84% , 8/10/38 , Callable 8/10/26 @ 100 (a) (c) .......... 1,000,000 968,273
Series 2019-55HY , Class A , 2 .94% , 12/10/41 (a) (b) (c) ......................... 535,000 485,427
Series 2025-SPRL , Class A , 5 .47% , 1/13/40 (a) (b) (c) .......................... 994,000 1,011,623
ILPT Commercial Mortgage Trust ...........................................
Series 2022-LPF2 , Class B , 7 .06% ( TSFR1M + 274 bps ) , 10/15/39 (a) (c) (d) .......... 2,000,000 1,988,702
Series 2022-LPFX , Class A , 3 .38% , 3/15/32 (a) (c) ............................ 2,000,000 1,779,096
IRV Trust , Series 2025-200P , Class A , 5 .29% , 3/14/47 , Callable 2/14/35 @ 100 (a) (b) (c) .... 2,912,000 2,901,630
LBA Trust , Series 2024-7IND , Class A , 5 .76% ( TSFR1M + 144 bps ) , 10/15/41 (a) (c) (d) ...... 2,000,000 1,998,752
LEX Mortgage Trust , Series 2024-BBG , Class A , 4 .87% , 10/13/33 , Callable 10/13/28 @
100 (a) (b) (c) ....................................................... 2,407,407 2,390,063
MHC Commercial Mortgage Trust , Series 2021-MHC , Class A , 5 .23% ( TSFR1M + 92 bps ) ,
4/15/38 (a) (c) (d) .................................................... 697,787 695,080
Morgan Stanley Capital I Trust , Series 2021-PLZA , Class B , 2 .81% , 11/9/43 (a) (c) ........ 1,000,000 845,967
NRTH Mortgage Trust , Series 2024-PARK , Class A , 5 .96% ( TSFR1M + 164 bps ) , 3/15/39 (a) (c)
(d) ............................................................. 2,170,000 2,172,027
One Bryant Park Trust , Series 2019-OBP , Class A , 2 .52% , 9/15/54 (a) (c) ................ 1,930,000 1,722,718
SCOTT Trust , Series 2023-SFS , Class A , 5 .91% , 3/10/40 (a) (c) ...................... 1,000,000 1,019,479
SLG Office Trust , Series 2021-OVA , Class A , 2 .59% , 7/15/41 (a) (c) ................... 800,000 687,878
SREIT Trust , Series 2021-MFP2 , Class B , 5 .60% ( TSFR1M + 129 bps ) , 11/15/36 (a) (c) (d) .... 1,500,000 1,490,054
Wells Fargo Commercial Mortgage Trust , Series 2018-AUS , Class A , 4 .06% , 8/17/36 (a) (b) (c) 250,000 242,043
60,186,378
Total Collateralized Mortgage Obligations (Cost $115,084,676) 112,521,261
Corporate Bonds (22.8%)
Communication Services (0.6%):
AT&T, Inc. , 3 .10% , 2/1/43 , Callable 8/1/42 @ 100 ............................... 2,050,000 1,463,077
Comcast Corp.
3 .55% , 5/1/28 , Callable 2/1/28 @ 100 .................................... 1,250,000 1,218,236
2 .89% , 11/1/51 , Callable 5/1/51 @ 100 ................................... 1,050,000 639,408
Discovery Communications LLC , 3 .63% , 5/15/30 , Callable 2/15/30 @ 100 .............. 2,400,000 2,158,732
Paramount Global , 4 .20% , 6/1/29 , Callable 3/1/29 @ 100 .......................... 956,000 920,310
T-Mobile US, Inc.
4 .75% , 2/1/28 , Callable 4/14/25 @ 100.79 ................................. 693,000 693,326
3 .88% , 4/15/30 , Callable 1/15/30 @ 100 .................................. 1,000,000 958,338
2 .25% , 11/15/31 , Callable 8/15/31 @ 100 .................................. 3,500,000 2,973,439
Verizon Communications, Inc.
3 .40% , 3/22/41 , Callable 9/22/40 @ 100 .................................. 2,000,000 1,538,300
3 .55% , 3/22/51 , Callable 9/22/50 @ 100 .................................. 1,500,000 1,069,500
Warnermedia Holdings, Inc. , 4 .28% , 3/15/32 , Callable 12/15/31 @ 100 ................ 1,000,000 881,198
14,513,864
Consumer Discretionary (1.3%):
AutoNation, Inc. , 2 .40% , 8/1/31 , Callable 5/1/31 @ 100 ........................... 3,000,000 2,511,718

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
Brunswick Corp. , 2 .40% , 8/18/31 , Callable 5/18/31 @ 100 ......................... $ 1,075,000 $ 892,844
D.R. Horton, Inc. , 5 .00% , 10/15/34 , Callable 7/15/34 @ 100 ........................ 1,755,000 1,709,521
Daimler Truck Finance North America LLC
2 .38% , 12/14/28 (a) .................................................. 1,050,000 966,102
5 .38% , 1/13/32 , Callable 11/13/31 @ 100 (a) ................................ 2,070,000 2,070,285
Genuine Parts Co.
4 .95% , 8/15/29 , Callable 7/15/29 @ 100 .................................. 1,950,000 1,957,923
2 .75% , 2/1/32 , Callable 11/1/31 @ 100 ................................... 1,752,000 1,502,522
Hasbro, Inc. , 3 .90% , 11/19/29 , Callable 8/19/29 @ 100 ............................ 3,500,000 3,327,405
Marriott International, Inc.
3 .50% , 10/15/32 , Callable 7/15/32 @ 100 ................................. 1,200,000 1,069,867
5 .50% , 4/15/37 , Callable 1/15/37 @ 100 .................................. 2,725,000 2,691,415
Mercedes-Benz Finance North America LLC , 3 .45% , 1/6/27 (a) ...................... 800,000 784,846
O'Reilly Automotive, Inc. , 4 .20% , 4/1/30 , Callable 1/1/30 @ 100 ..................... 1,000,000 975,273
Resorts World Las Vegas LLC/RWLV Capital, Inc. , 4 .63% , 4/6/31 , Callable 1/6/31 @ 100 (a) . 1,788,000 1,522,925
Stellantis Finance US, Inc. , 6 .45% , 3/18/35 , Callable 12/18/34 @ 100 (a) ............... 1,000,000 992,475
Tapestry, Inc. , 5 .50% , 3/11/35 , Callable 12/11/34 @ 100 ........................... 1,875,000 1,852,691
The Home Depot, Inc. , 2 .38% , 3/15/51 , Callable 9/15/50 @ 100 ..................... 1,000,000 569,080
Tractor Supply Co.
1 .75% , 11/1/30 , Callable 8/1/30 @ 100 ................................... 1,000,000 849,442
5 .25% , 5/15/33 , Callable 2/15/33 @ 100 .................................. 750,000 755,609
Volkswagen Group of America Finance LLC
6 .45% , 11/16/30 , Callable 9/16/30 @ 100 (a) ................................ 1,500,000 1,574,288
5 .80% , 3/27/35 , Callable 12/27/34 @ 100 (a) ............................... 2,000,000 1,968,124
30,544,355
Consumer Staples (1.8%):
7-Eleven, Inc.
1 .80% , 2/10/31 , Callable 11/10/30 @ 100 (a) ................................ 1,500,000 1,243,665
2 .80% , 2/10/51 , Callable 8/2/50 @ 100 (a) ................................. 850,000 498,643
Altria Group, Inc. , 2 .45% , 2/4/32 , Callable 11/4/31 @ 100 .......................... 1,150,000 969,994
Anheuser-Busch InBev Worldwide, Inc. , 5 .45% , 1/23/39 , Callable 7/23/38 @ 100 ......... 600,000 608,970
BAT Capital Corp.
2 .73% , 3/25/31 , Callable 12/25/30 @ 100 ................................. 1,000,000 884,873
7 .75% , 10/19/32 , Callable 7/19/32 @ 100 ................................. 800,000 916,576
4 .39% , 8/15/37 , Callable 2/15/37 @ 100 .................................. 975,000 855,075
Bimbo Bakeries USA, Inc. , 5 .38% , 1/9/36 , Callable 10/9/35 @ 100 (a) ................. 1,200,000 1,185,358
Bunge Ltd. Finance Corp. , 2 .75% , 5/14/31 , Callable 2/14/31 @ 100 ................... 2,450,000 2,171,021
Cargill, Inc.
2 .13% , 11/10/31 , Callable 8/10/31 @ 100 (a) ................................ 1,075,000 916,602
5 .13% , 10/11/32 , Callable 7/11/32 @ 100 (a) ................................ 2,025,000 2,039,601
Church & Dwight Co., Inc. , 2 .30% , 12/15/31 , Callable 9/15/31 @ 100 ................. 1,000,000 858,374
Coca-Cola Consolidated, Inc. , 5 .45% , 6/1/34 , Callable 3/1/34 @ 100 .................. 1,950,000 1,995,325
Constellation Brands, Inc. , 2 .25% , 8/1/31 , Callable 5/1/31 @ 100 ..................... 1,000,000 847,900
Dollar General Corp. , 5 .45% , 7/5/33 , Callable 4/5/33 @ 100 (e) ...................... 1,250,000 1,253,896
General Mills, Inc. , 4 .55% , 4/17/38 , Callable 10/17/37 @ 100 ....................... 750,000 688,164
Keurig Dr. Pepper, Inc.
3 .95% , 4/15/29 , Callable 2/15/29 @ 100 .................................. 750,000 730,072
2 .25% , 3/15/31 , Callable 12/15/30 @ 100 ................................. 1,000,000 868,751
4 .50% , 4/15/52 , Callable 10/15/51 @ 100 ................................. 1,100,000 915,786
Kraft Heinz Foods Co. , 5 .00% , 6/4/42 ........................................ 900,000 818,299
Mars, Inc.
3 .88% , 4/1/39 , Callable 10/1/38 @ 100 (a) ................................. 1,075,000 925,775
5 .65% , 5/1/45 , Callable 11/1/44 @ 100 (a) ................................. 2,100,000 2,104,557
McCormick & Co., Inc. , 1 .85% , 2/15/31 , Callable 11/15/30 @ 100 ................... 1,000,000 846,884
Philip Morris International, Inc. , 5 .38% , 2/15/33 , Callable 11/15/32 @ 100 .............. 2,000,000 2,038,916
Sodexo, Inc. , 2 .72% , 4/16/31 , Callable 1/16/31 @ 100 (a) .......................... 2,850,000 2,486,281
Sysco Corp.
2 .45% , 12/14/31 , Callable 9/14/31 @ 100 ................................. 1,500,000 1,291,143
5 .40% , 3/23/35 , Callable 12/23/34 @ 100 ................................. 1,890,000 1,901,925
The Campbell's Company
5 .20% , 3/21/29 , Callable 2/21/29 @ 100 .................................. 2,000,000 2,030,811
4 .75% , 3/23/35 , Callable 12/23/34 @ 100 ................................. 1,000,000 958,747
The Coca-Cola Co. , 2 .00% , 3/5/31 ........................................... 1,750,000 1,529,948
The Hershey Co. , 5 .10% , 2/24/35 , Callable 11/24/34 @ 100 ........................ 1,860,000 1,874,207

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
The J.M. Smucker Co. , 6 .20% , 11/15/33 , Callable 8/15/33 @ 100 .................... $ 900,000 $ 958,153
The Kroger Co. , 5 .00% , 9/15/34 , Callable 6/15/34 @ 100 .......................... 2,825,000 2,762,082
42,976,374
Energy (2.0%):
Apa Corp. , 4 .25% , 1/15/44 , Callable 7/15/43 @ 100 (a) ............................ 1,500,000 1,075,930
Boardwalk Pipelines LP
4 .45% , 7/15/27 , Callable 4/15/27 @ 100 .................................. 500,000 496,786
4 .80% , 5/3/29 , Callable 2/3/29 @ 100 .................................... 500,000 500,124
3 .60% , 9/1/32 , Callable 6/1/32 @ 100 .................................... 1,000,000 891,492
Buckeye Partners LP , 4 .13% , 12/1/27 , Callable 9/1/27 @ 100 ....................... 675,000 649,525
Cameron LNG LLC , 3 .30% , 1/15/35 , Callable 9/15/34 @ 100 (a) ..................... 1,191,000 1,006,974
Columbia Pipelines Operating Co. LLC , 6 .04% , 11/15/33 , Callable 8/15/33 @ 100 (a) ...... 1,000,000 1,032,822
DT Midstream, Inc. , 5 .80% , 12/15/34 , Callable 9/15/34 @ 100 (a) .................... 1,375,000 1,384,023
Eastern Energy Gas Holdings LLC
5 .65% , 10/15/54 , Callable 4/15/54 @ 100 ................................. 2,420,000 2,331,815
6 .20% , 1/15/55 , Callable 7/15/54 @ 100 .................................. 2,600,000 2,715,102
Energy Transfer LP
6 .50% ( H15T5Y + 569 bps ) , Callable 11/15/26 @ 100 (d) (f) ...................... 1,000,000 1,000,621
4 .15% , 9/15/29 , Callable 6/15/29 @ 100 .................................. 1,000,000 972,845
5 .35% , 5/15/45 , Callable 11/15/44 @ 100 .................................. 1,143,000 1,026,803
Enterprise Products Operating LLC , 4 .95% , 2/15/35 , Callable 11/15/34 @ 100 ........... 2,050,000 2,022,180
EQT Corp. , 7 .00% , 2/1/30 , Callable 11/1/29 @ 100 .............................. 514,000 554,498
Evergy Missouri West Storm Funding I LLC , 5 .10% , 12/1/38 ....................... 2,461,278 2,477,175
Evergy Missouri West, Inc. , 5 .65% , 6/1/34 , Callable 3/1/34 @ 100 (a) .................. 1,750,000 1,791,205
Helmerich & Payne, Inc.
2 .90% , 9/29/31 , Callable 6/29/31 @ 100 .................................. 600,000 507,578
5 .50% , 12/1/34 , Callable 9/1/34 @ 100 (a) (e) ............................... 2,000,000 1,891,817
HF Sinclair Corp. , 6 .25% , 1/15/35 , Callable 10/15/34 @ 100 ........................ 2,350,000 2,360,824
Hilcorp Energy I LP/Hilcorp Finance Co. , 6 .25% , 11/1/28 , Callable 5/4/25 @ 102.08 (a) .... 1,000,000 997,925
MPLX LP
4 .25% , 12/1/27 , Callable 9/1/27 @ 100 ................................... 500,000 495,385
4 .00% , 3/15/28 , Callable 12/15/27 @ 100 ................................. 500,000 490,875
4 .80% , 2/15/29 , Callable 11/15/28 @ 100 .................................. 250,000 250,359
5 .40% , 4/1/35 , Callable 1/1/35 @ 100 .................................... 1,890,000 1,858,679
Murphy Oil USA, Inc.
4 .75% , 9/15/29 , Callable 4/19/25 @ 102.38 ................................ 1,000,000 956,749
3 .75% , 2/15/31 , Callable 2/15/26 @ 101.88 (a) .............................. 1,135,000 1,009,074
Occidental Petroleum Corp. , 4 .40% , 8/15/49 , Callable 2/15/49 @ 100 ................. 750,000 532,613
ONEOK, Inc. , 5 .05% , 11/1/34 , Callable 8/1/34 @ 100 ............................. 1,985,000 1,918,003
Phillips 66 Co.
4 .95% , 3/15/35 , Callable 12/15/34 @ 100 ................................. 1,000,000 962,994
4 .90% , 10/1/46 , Callable 4/1/46 @ 100 ................................... 1,200,000 1,031,399
Plains All American Pipeline LP , 5 .95% , 6/15/35 , Callable 3/15/35 @ 100 .............. 520,000 530,091
Plains All American Pipeline LP/PAA Finance Corp.
3 .55% , 12/15/29 , Callable 9/15/29 @ 100 ................................. 1,780,000 1,677,014
4 .70% , 6/15/44 , Callable 12/15/43 @ 100 ................................. 500,000 417,904
Rockies Express Pipeline LLC , 4 .95% , 7/15/29 , Callable 4/15/29 @ 100 (a) ............. 1,200,000 1,148,529
Tampa Electric Co. , 5 .15% , 3/1/35 , Callable 12/1/34 @ 100 ........................ 1,390,000 1,379,402
Targa Resources Corp. , 5 .55% , 8/15/35 , Callable 5/15/35 @ 100 ..................... 2,000,000 1,995,446
Valero Energy Corp.
5 .15% , 2/15/30 , Callable 1/15/30 @ 100 .................................. 1,470,000 1,483,691
3 .65% , 12/1/51 , Callable 6/1/51 @ 100 ................................... 1,100,000 742,502
Western Midstream Operating LP , 4 .05% , 2/1/30 , Callable 11/1/29 @ 100 .............. 1,000,000 954,519
47,523,292
Financials (6.4%):
200 Park Funding Trust , 5 .74% , 2/15/55 , Callable 8/15/54 @ 100 (a) .................. 1,435,000 1,418,389
Ally Financial, Inc. , 7 .10% , 11/15/27 , Callable 10/15/27 @ 100 ...................... 833,000 876,889
American Express Co.
4 .99% ( SOFR + 226 bps ) , 5/26/33 , Callable 2/26/32 @ 100 (d) .................... 1,450,000 1,428,723
5 .28% ( SOFR + 142 bps ) , 7/26/35 , Callable 7/26/34 @ 100 (d) .................... 2,450,000 2,446,986
American Honda Finance Corp. , 5 .20% , 3/5/35 .................................. 1,390,000 1,374,361
American National Global Funding , 5 .55% , 1/28/30 (a) ............................ 1,705,000 1,737,173
AmFam Holdings, Inc. , 2 .81% , 3/11/31 , Callable 12/11/30 @ 100 (a) .................. 585,000 484,571

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
Assurant, Inc.
6 .10% , 2/27/26 , Callable 1/27/26 @ 100 .................................. $ 882,000 $ 888,583
2 .65% , 1/15/32 , Callable 10/15/31 @ 100 ................................. 1,050,000 887,302
Bank of America Corp.
4 .38% ( H15T5Y + 276 bps ) , Callable 1/27/27 @ 100 (d) (f) ....................... 1,000,000 975,869
1 .66% ( SOFR + 91 bps ) , 3/11/27 , Callable 3/11/26 @ 100 (d) ..................... 500,000 486,412
2 .57% ( SOFR + 121 bps ) , 10/20/32 , Callable 10/20/31 @ 100 (d) .................. 4,100,000 3,536,168
2 .48% ( H15T5Y + 120 bps ) , 9/21/36 , Callable 9/21/31 @ 100 (d) .................. 1,075,000 895,085
Belrose Funding Trust , 2 .33% , 8/15/30 , Callable 5/15/30 @ 100 (a) (e) ................. 1,000,000 871,787
Blue Owl Credit Income Corp. , 3 .13% , 9/23/26 , Callable 8/23/26 @ 100 ............... 250,000 241,723
Blue Owl Finance LLC , 3 .13% , 6/10/31 , Callable 3/10/31 @ 100 ..................... 1,000,000 877,271
BMW U.S. Capital LLC , 3 .75% , 4/12/28 , Callable 1/12/28 @ 100 (a) (e) ................ 1,000,000 975,998
Brown & Brown, Inc. , 4 .20% , 3/17/32 , Callable 12/17/31 @ 100 ..................... 800,000 749,475
Capital One Financial Corp.
3 .75% , 7/28/26 , Callable 6/28/26 @ 100 .................................. 800,000 788,814
5 .82% ( SOFR + 260 bps ) , 2/1/34 , Callable 2/1/33 @ 100 (d) ...................... 800,000 805,840
Citigroup, Inc. , 2 .52% ( SOFR + 118 bps ) , 11/3/32 , Callable 11/3/31 @ 100 (d) ............. 1,800,000 1,537,441
Citizens Financial Group, Inc.
2 .50% , 2/6/30 , Callable 11/6/29 @ 100 ................................... 1,775,000 1,580,410
5 .25% ( SOFR + 126 bps ) , 3/5/31 , Callable 3/5/30 @ 100 (d) ...................... 2,400,000 2,412,464
CNO Global Funding , 4 .95% , 9/9/29 (a) ....................................... 1,628,000 1,633,746
Compeer Financial FLCA/Compeer Financial PCA , 3 .38% ( SOFR + 197 bps ) , 6/1/36 , Callable
6/1/31 @ 100 (a) (d) .................................................. 500,000 379,937
Equitable Holdings, Inc. , 4 .35% , 4/20/28 , Callable 1/20/28 @ 100 .................... 1,000,000 991,090
F&G Global Funding , 2 .00% , 9/20/28 (a) ...................................... 2,000,000 1,805,245
Fells Point Funding Trust , 3 .05% , 1/31/27 , Callable 12/31/26 @ 100 (a) ................ 3,000,000 2,906,906
Fifth Third Bancorp
3 .95% , 3/14/28 , Callable 2/14/28 @ 100 .................................. 500,000 490,753
4 .34% ( SOFR + 166 bps ) , 4/25/33 , Callable 4/25/32 @ 100 (d) .................... 2,000,000 1,880,170
First American Financial Corp. , 2 .40% , 8/15/31 , Callable 5/15/31 @ 100 ............... 2,525,000 2,131,980
First Citizens Bancshares, Inc. , 6 .76% ( TSFR3M + 247 bps ) , 3/15/30 , Callable 6/15/25 @ 100 (d) 2,000,000 1,998,600
First Horizon Bank , 5 .75% , 5/1/30 , Callable 2/1/30 @ 100 ......................... 2,450,000 2,476,410
Fiserv, Inc.
5 .60% , 3/2/33 , Callable 12/2/32 @ 100 ................................... 1,500,000 1,539,534
5 .63% , 8/21/33 , Callable 5/21/33 @ 100 .................................. 1,000,000 1,029,272
Ford Motor Credit Co. LLC
4 .54% , 8/1/26 , Callable 6/1/26 @ 100 .................................... 1,000,000 987,083
2 .90% , 2/10/29 , Callable 12/10/28 @ 100 ................................. 750,000 671,147
Glencore Funding LLC
1 .63% , 4/27/26 , Callable 3/27/26 @ 100 (a) ................................ 700,000 678,791
2 .50% , 9/1/30 , Callable 6/1/30 @ 100 (a) .................................. 950,000 836,117
2 .85% , 4/27/31 , Callable 1/27/31 @ 100 (a) ................................ 1,050,000 926,855
Global Payments, Inc.
2 .90% , 11/15/31 , Callable 8/15/31 @ 100 .................................. 1,500,000 1,313,076
5 .40% , 8/15/32 , Callable 5/15/32 @ 100 (e) ................................ 1,000,000 1,010,801
Globe Life, Inc. , 5 .85% , 9/15/34 , Callable 6/15/34 @ 100 .......................... 677,000 692,439
Guardian Life Global Funding , 1 .40% , 7/6/27 (a) ................................. 800,000 748,767
Huntington Bancshares, Inc.
4 .44% ( SOFR + 197 bps ) , 8/4/28 , Callable 8/4/27 @ 100 (d) ...................... 500,000 496,675
6 .21% ( SOFR + 202 bps ) , 8/21/29 , Callable 8/21/28 @ 100 (d) .................... 1,000,000 1,040,870
2 .49% ( H15T5Y + 117 bps ) , 8/15/36 , Callable 8/15/31 @ 100 (d) .................. 1,000,000 822,877
Hyundai Capital America, Inc. , 3 .50% , 11/2/26 , Callable 9/2/26 @ 100 (a) .............. 500,000 490,796
ILFC E-Capital Trust I , 6 .12% ( TSFR3M + 181 bps ) , 12/21/65 , Callable 5/4/25 @ 100 (a) (d) .. 500,000 416,436
JPMorgan Chase & Co.
2 .52% ( SOFR + 204 bps ) , 4/22/31 , Callable 4/22/30 @ 100 (d) .................... 3,000,000 2,690,668
1 .95% ( SOFR + 107 bps ) , 2/4/32 , Callable 2/4/31 @ 100 (d) ...................... 2,000,000 1,700,747
5 .29% ( SOFR + 146 bps ) , 7/22/35 , Callable 7/22/34 @ 100 (d) .................... 2,100,000 2,110,332
2 .05% , 9/15/35 , Callable 9/15/25 @ 100 , MTN ............................. 1,000,000 701,268
KeyBank NA , 3 .90% , 4/13/29 .............................................. 1,500,000 1,440,284
KeyCorp
2 .25% , 4/6/27 , MTN ................................................ 500,000 476,766
4 .79% ( SOFRINDX + 206 bps ) , 6/1/33 , Callable 6/1/32 @ 100 , MTN (d) ............ 907,000 869,022
6 .40% ( SOFRINDX + 242 bps ) , 3/6/35 , Callable 3/6/34 @ 100 (d) ................. 1,000,000 1,055,769
Lincoln National Corp. , 3 .80% , 3/1/28 , Callable 12/1/27 @ 100 ...................... 500,000 488,205

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
Loews Corp. , 3 .20% , 5/15/30 , Callable 2/15/30 @ 100 ............................ $ 1,000,000 $ 935,323
M&T Bank Corp. , 5 .05% ( SOFR + 185 bps ) , 1/27/34 , Callable 1/27/33 @ 100 (d) .......... 1,750,000 1,691,093
MassMutual Global Funding II
1 .20% , 7/16/26 (a) .................................................. 900,000 864,746
4 .35% , 9/17/31 (a) .................................................. 2,070,000 2,021,851
Metropolitan Life Global Funding I , 2 .40% , 1/11/32 (a) ............................ 2,400,000 2,051,208
Midwest Connector Capital Co. LLC , 4 .63% , 4/1/29 , Callable 1/1/29 @ 100 (a) ........... 1,500,000 1,487,787
Morgan Stanley
2 .51% ( SOFR + 120 bps ) , 10/20/32 , Callable 10/20/31 @ 100 , MTN (d) ............. 3,100,000 2,660,028
5 .32% ( SOFR + 156 bps ) , 7/19/35 , Callable 7/19/34 @ 100 (d) (e) .................. 1,300,000 1,297,946
2 .48% ( SOFR + 136 bps ) , 9/16/36 , Callable 9/16/31 @ 100 (d) .................... 2,075,000 1,718,517
New York Life Global Funding
4 .70% , 1/29/29 (a) .................................................. 1,000,000 1,005,748
1 .85% , 8/1/31 (a) ................................................... 1,350,000 1,144,507
5 .00% , 1/9/34 (a) (e) ................................................. 750,000 750,106
NLG Global Funding , 5 .40% , 1/23/30 (a) ...................................... 2,020,000 2,054,682
Pacific Life Global Funding II , 1 .38% , 4/14/26 (a) ................................ 2,000,000 1,939,656
Penske Truck Leasing Co. LP/PTL Finance Corp.
1 .70% , 6/15/26 , Callable 5/15/26 @ 100 (a) ................................ 1,050,000 1,013,816
6 .20% , 6/15/30 , Callable 4/15/30 @ 100 (a) ................................ 750,000 793,799
PPL Capital Funding, Inc. , 5 .25% , 9/1/34 , Callable 6/1/34 @ 100 ..................... 597,000 594,038
Pricoa Global Funding I , 4 .65% , 8/27/31 (a) .................................... 1,900,000 1,881,308
Primerica, Inc. , 2 .80% , 11/19/31 , Callable 8/19/31 @ 100 .......................... 1,750,000 1,517,710
Principal Life Global Funding II
1 .25% , 8/16/26 (a) (e) ................................................ 2,000,000 1,918,168
5 .10% , 1/25/29 (a) .................................................. 1,000,000 1,016,041
Protective Life Global Funding
1 .90% , 7/6/28 (a) ................................................... 2,000,000 1,844,722
5 .43% , 1/14/32 (a) .................................................. 1,420,000 1,455,875
Prudential Financial, Inc.
3 .94% , 12/7/49 , Callable 6/7/49 @ 100 ................................... 1,050,000 800,236
6 .00% ( H15T5Y + 323 bps ) , 9/1/52 , Callable 6/1/32 @ 100 (d) .................... 1,000,000 1,000,988
Regions Financial Corp.
5 .75% ( H15T5Y + 543 bps ) , Callable 6/15/25 @ 100 (d) (f) ....................... 595,000 592,947
5 .72% ( SOFR + 149 bps ) , 6/6/30 , Callable 6/6/29 @ 100 (d) ...................... 2,000,000 2,048,062
5 .50% ( SOFR + 206 bps ) , 9/6/35 , Callable 9/6/34 @ 100 (d) ...................... 2,700,000 2,663,133
RGA Global Funding , 5 .50% , 1/11/31 (a) ...................................... 1,900,000 1,954,293
Santander Holdings USA, Inc.
4 .40% , 7/13/27 , Callable 4/14/27 @ 100 .................................. 750,000 743,956
6 .57% ( SOFR + 270 bps ) , 6/12/29 , Callable 6/12/28 @ 100 (d) .................... 500,000 518,120
5 .35% ( SOFR + 194 bps ) , 9/6/30 , Callable 9/6/29 @ 100 (d) ...................... 1,855,000 1,847,978
Simon Property Group LP
4 .75% , 9/26/34 , Callable 6/26/34 @ 100 .................................. 2,050,000 1,965,663
5 .85% , 3/8/53 , Callable 9/8/52 @ 100 .................................... 750,000 755,227
Stellantis Finance US, Inc. , 2 .69% , 9/15/31 , Callable 6/15/31 @ 100 (a) ................ 1,200,000 1,000,498
Stewart Information Services Corp. , 3 .60% , 11/15/31 , Callable 8/15/31 @ 100 ........... 1,270,000 1,133,436
Swepco Storm Recovery Funding LLC , 4 .88% , 9/1/39 ............................ 2,905,000 2,893,058
Synchrony Bank , 5 .63% , 8/23/27 , Callable 7/23/27 @ 100 ......................... 500,000 507,413
Synchrony Financial
4 .50% , 7/23/25 , Callable 5/4/25 @ 100 ................................... 500,000 499,352
5 .15% , 3/19/29 , Callable 12/19/28 @ 100 ................................. 500,000 497,944
Synovus Bank , 4 .00% ( H15T5Y + 363 bps ) , 10/29/30 , Callable 10/29/25 @ 100 (d) ......... 500,000 491,872
Synovus Financial Corp. , 7 .54% ( USISOA05 + 338 bps ) , 2/7/29 (d) .................... 550,000 562,984
The Bank of New York Mellon Corp.
4 .70% ( H15T5Y + 436 bps ) , Callable 9/20/25 @ 100 (d) (f) ....................... 500,000 497,753
3 .75% ( H15T5Y + 263 bps ) , Callable 12/20/26 @ 100 (d) (f) ...................... 1,000,000 958,170
3 .99% ( SOFR + 115 bps ) , 6/13/28 , Callable 6/13/27 @ 100 , MTN (d) ............... 1,000,000 991,215
5 .06% ( SOFR + 123 bps ) , 7/22/32 , Callable 7/22/31 @ 100 (d) .................... 940,000 950,331
5 .19% ( SOFR + 142 bps ) , 3/14/35 , Callable 3/14/34 @ 100 (d) .................... 2,000,000 2,012,610
5 .61% ( SOFR + 177 bps ) , 7/21/39 , Callable 7/21/34 @ 100 (d) .................... 908,000 917,228
The Charles Schwab Corp. , 5 .85% ( SOFR + 250 bps ) , 5/19/34 , Callable 5/19/33 @ 100 (d) .... 725,000 756,653
The Huntington National Bank , 5 .65% , 1/10/30 , Callable 11/10/29 @ 100 .............. 1,000,000 1,031,083
The PNC Financial Services Group, Inc.
2 .55% , 1/22/30 , Callable 10/24/29 @ 100 ................................. 1,575,000 1,426,932

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
4 .63% ( SOFRINDX + 185 bps ) , 6/6/33 , Callable 6/6/32 @ 100 (d) ................. $ 376,000 $ 358,160
5 .94% ( SOFR + 195 bps ) , 8/18/34 , Callable 8/18/33 @ 100 (d) .................... 1,100,000 1,144,440
5 .68% ( SOFR + 190 bps ) , 1/22/35 , Callable 1/22/34 @ 100 (d) .................... 282,000 288,727
Toyota Motor Credit Corp. , 5 .35% , 1/9/35 ..................................... 4,100,000 4,161,059
Truist Bank , 2 .25% , 3/11/30 , Callable 12/11/29 @ 100 ............................ 850,000 745,943
Truist Financial Corp.
4 .95% ( H15T5Y + 461 bps ) , Callable 9/1/25 @ 100 (d) (f) ....................... 2,000,000 1,988,379
5 .87% ( SOFR + 236 bps ) , 6/8/34 , Callable 6/8/33 @ 100 , MTN (d) ................. 1,500,000 1,542,000
U.S. Bancorp
5 .78% ( SOFR + 202 bps ) , 6/12/29 , Callable 6/12/28 @ 100 (d) .................... 950,000 979,640
2 .49% ( H15T5Y + 95 bps ) , 11/3/36 , Callable 11/3/31 @ 100 (d) ................... 1,700,000 1,410,592
UL Solutions, Inc. , 6 .50% , 10/20/28 , Callable 9/20/28 @ 100 (a) ..................... 2,000,000 2,103,399
Webster Financial Corp. , 4 .10% , 3/25/29 , Callable 12/25/28 @ 100 ................... 500,000 479,099
Wells Fargo & Co.
3 .00% , 10/23/26 .................................................... 1,000,000 977,798
2 .88% ( TSFR3M + 143 bps ) , 10/30/30 , Callable 10/30/29 @ 100 , MTN (d) ........... 800,000 737,285
152,801,499
Health Care (1.9%):
AbbVie, Inc.
3 .20% , 11/21/29 , Callable 8/21/29 @ 100 .................................. 1,000,000 944,692
4 .25% , 11/21/49 , Callable 5/21/49 @ 100 .................................. 700,000 580,321
Amgen, Inc.
5 .25% , 3/2/33 , Callable 12/2/32 @ 100 ................................... 1,000,000 1,014,354
3 .00% , 1/15/52 , Callable 7/15/51 @ 100 .................................. 182,000 117,379
Baxter International, Inc. , 2 .54% , 2/1/32 , Callable 11/1/31 @ 100 (e) .................. 1,750,000 1,499,770
Bio-Rad Laboratories, Inc. , 3 .30% , 3/15/27 , Callable 2/15/27 @ 100 .................. 1,250,000 1,219,224
Boston Medical Center Corp. , 3 .91% , 7/1/28 ................................... 500,000 482,903
Bristol-Myers Squibb Co.
3 .90% , 2/20/28 , Callable 11/20/27 @ 100 .................................. 500,000 495,369
5 .90% , 11/15/33 , Callable 8/15/33 @ 100 .................................. 1,500,000 1,603,169
5 .50% , 2/22/44 , Callable 8/22/43 @ 100 .................................. 2,250,000 2,239,503
Centene Corp. , 2 .50% , 3/1/31 , Callable 12/1/30 @ 100 ............................ 1,450,000 1,223,525
DENTSPLY SIRONA, Inc. , 3 .25% , 6/1/30 , Callable 3/1/30 @ 100 .................... 5,400,000 4,839,366
Duke University Health System, Inc. , 2 .60% , 6/1/30 .............................. 2,000,000 1,810,080
Eastern Maine Healthcare Systems , 3 .71% , 7/1/26 ............................... 195,000 190,228
Elevance Health, Inc.
2 .88% , 9/15/29 , Callable 6/15/29 @ 100 .................................. 323,000 300,134
2 .55% , 3/15/31 , Callable 12/15/30 @ 100 ................................. 1,000,000 883,805
Fresenius Medical Care US Finance III, Inc. , 2 .38% , 2/16/31 , Callable 11/16/30 @ 100 (a) ... 2,500,000 2,112,063
HCA, Inc.
5 .60% , 4/1/34 , Callable 1/1/34 @ 100 .................................... 1,000,000 1,003,994
4 .38% , 3/15/42 , Callable 9/15/41 @ 100 .................................. 750,000 619,305
5 .25% , 6/15/49 , Callable 12/15/48 @ 100 ................................. 1,150,000 1,009,837
Health Care Service Corp. A Mutual Legal Reserve Co. , 5 .45% , 6/15/34 , Callable 3/15/34 @
100 (a) ........................................................... 1,300,000 1,318,790
Humana, Inc.
5 .38% , 4/15/31 , Callable 2/15/31 @ 100 .................................. 1,132,000 1,140,603
5 .55% , 5/1/35 , Callable 2/1/35 @ 100 .................................... 1,390,000 1,374,284
Laboratory Corp. of America Holdings , 4 .55% , 4/1/32 , Callable 2/1/32 @ 100 ........... 2,865,000 2,787,031
Orlando Health Obligated Group
3 .78% , 10/1/28 , Callable 7/1/28 @ 100 ................................... 500,000 489,361
2 .89% , 10/1/35 .................................................... 1,000,000 856,149
Revvity, Inc.
2 .55% , 3/15/31 , Callable 12/15/30 @ 100 ................................. 1,500,000 1,300,500
2 .25% , 9/15/31 , Callable 6/15/31 @ 100 .................................. 500,000 421,305
Solventum Corp.
5 .40% , 3/1/29 , Callable 2/1/29 @ 100 .................................... 625,000 637,537
5 .45% , 3/13/31 , Callable 1/13/31 @ 100 .................................. 625,000 637,144
5 .60% , 3/23/34 , Callable 12/23/33 @ 100 ................................. 625,000 634,044
5 .90% , 4/30/54 , Callable 10/30/53 @ 100 ................................. 825,000 815,661
Southern Illinois Healthcare Enterprises, Inc. , 3 .97% , 5/15/50 , Callable 11/15/49 @ 100 .... 1,000,000 746,538
The Cigna Group , 2 .38% , 3/15/31 , Callable 12/15/30 @ 100 ........................ 2,000,000 1,745,059
Universal Health Services, Inc.
2 .65% , 1/15/32 , Callable 10/15/31 @ 100 ................................. 2,847,000 2,379,566

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
5 .05% , 10/15/34 , Callable 7/15/34 @ 100 ................................. $ 930,000 $ 881,061
Zimmer Biomet Holdings, Inc. , 5 .20% , 9/15/34 , Callable 6/15/34 @ 100 ............... 1,950,000 1,940,913
44,294,567
Industrials (2.4%):
Acuity Brands Lighting, Inc. , 2 .15% , 12/15/30 , Callable 9/15/30 @ 100 ................ 2,200,000 1,902,160
AGCO Corp. , 5 .80% , 3/21/34 , Callable 12/21/33 @ 100 ........................... 2,250,000 2,278,633
Air Lease Corp. , 2 .88% , 1/15/32 , Callable 10/15/31 @ 100 ......................... 1,000,000 869,084
American Airlines Pass Through Trust
3 .70% , 10/1/26 (e) .................................................. 265,438 258,963
3 .58% , 1/15/28 .................................................... 2,382,687 2,293,190
3 .85% , 2/15/28 .................................................... 261,386 249,767
3 .60% , 10/15/29 .................................................... 324,102 300,939
Aon North America, Inc. , 5 .45% , 3/1/34 , Callable 12/1/33 @ 100 .................... 1,000,000 1,017,884
Ashtead Capital, Inc.
4 .25% , 11/1/29 , Callable 4/14/25 @ 102.13 (a) .............................. 1,548,000 1,494,991
2 .45% , 8/12/31 , Callable 5/12/31 @ 100 (a) ................................ 667,000 567,140
5 .95% , 10/15/33 , Callable 7/15/33 @ 100 (a) ............................... 1,550,000 1,573,234
British Airways Pass Through Trust
3 .35% , 6/15/29 (a) .................................................. 285,488 271,696
3 .80% , 9/20/31 (a) .................................................. 403,513 387,822
Carlisle Cos., Inc. , 2 .75% , 3/1/30 , Callable 12/1/29 @ 100 ......................... 1,000,000 907,874
Carrier Global Corp. , 3 .38% , 4/5/40 , Callable 10/5/39 @ 100 ....................... 385,000 302,533
Columbia Pipelines Operating Co. LLC , 5 .44% , 2/15/35 , Callable 11/15/34 @ 100 (a) ...... 1,920,000 1,898,347
Cummins, Inc. , 4 .90% , 2/20/29 , Callable 1/20/29 @ 100 ........................... 2,050,000 2,084,921
Delta Air Lines, Inc./SkyMiles IP Ltd. , 4 .75% , 10/20/28 (a) ......................... 1,250,000 1,244,050
FedEx Corp. , 4 .05% , 2/15/48 , Callable 8/15/47 @ 100 (a) .......................... 1,500,000 1,100,977
Fluor Corp. , 4 .25% , 9/15/28 , Callable 6/15/28 @ 100 ............................. 700,000 666,179
Fortune Brands Innovations, Inc. , 4 .00% , 3/25/32 , Callable 12/25/31 @ 100 ............. 1,250,000 1,162,514
GXO Logistics, Inc.
2 .65% , 7/15/31 , Callable 4/15/31 @ 100 .................................. 2,100,000 1,799,968
6 .50% , 5/6/34 , Callable 2/6/34 @ 100 .................................... 1,167,000 1,194,191
Hawaiian Airlines Pass Through Certificates , 3 .90% , 1/15/26 ........................ 67,706 64,862
Howmet Aerospace, Inc. , 3 .00% , 1/15/29 , Callable 11/15/28 @ 100 ................... 800,000 754,770
Hubbell, Inc. , 2 .30% , 3/15/31 , Callable 12/15/30 @ 100 ........................... 1,500,000 1,301,466
Huntington Ingalls Industries, Inc. , 2 .04% , 8/16/28 , Callable 6/16/28 @ 100 ............. 1,500,000 1,368,209
JetBlue Pass Through Trust , 2 .95% , 5/15/28 .................................... 187,474 170,296
Kennametal, Inc. , 4 .63% , 6/15/28 , Callable 3/15/28 @ 100 ......................... 1,058,000 1,056,056
Leidos, Inc.
2 .30% , 2/15/31 , Callable 11/15/30 @ 100 .................................. 1,500,000 1,289,712
5 .75% , 3/15/33 , Callable 12/15/32 @ 100 ................................. 2,400,000 2,463,600
5 .50% , 3/15/35 , Callable 12/15/34 @ 100 ................................. 890,000 887,006
Northwestern Mutual Global Funding
4 .71% , 1/10/29 (a) .................................................. 2,450,000 2,463,652
4 .96% , 1/13/30 (a) .................................................. 1,920,000 1,945,846
Otis Worldwide Corp. , 3 .11% , 2/15/40 , Callable 8/15/39 @ 100 ...................... 735,000 558,222
Quanta Services, Inc. , 2 .90% , 10/1/30 , Callable 7/1/30 @ 100 ....................... 600,000 540,349
Regal Rexnord Corp. , 6 .40% , 4/15/33 , Callable 1/15/33 @ 100 ...................... 395,000 409,749
Ryder System, Inc.
2 .85% , 3/1/27 , Callable 2/1/27 @ 100 , MTN ............................... 2,000,000 1,934,877
5 .38% , 3/15/29 , Callable 2/15/29 @ 100 , MTN ............................. 1,000,000 1,021,797
Spirit Airlines Pass Through Trust , 3 .38% , 2/15/30 (g) ............................. 852,404 745,810
The Boeing Co.
3 .63% , 2/1/31 , Callable 11/1/30 @ 100 ................................... 2,800,000 2,598,188
6 .53% , 5/1/34 , Callable 2/1/34 @ 100 .................................... 713,000 763,545
5 .81% , 5/1/50 , Callable 11/1/49 @ 100 ................................... 1,300,000 1,236,794
The Timken Co. , 4 .13% , 4/1/32 , Callable 1/1/32 @ 100 ............................ 2,650,000 2,458,851
Trane Technologies Global Holding Co. Ltd. , 3 .75% , 8/21/28 , Callable 5/21/28 @ 100 ..... 500,000 489,210
United Airlines Pass Through Trust
4 .88% , 1/15/26 .................................................... 131,712 131,080
3 .70% , 3/1/30 ..................................................... 340,145 315,678
5 .45% , 2/15/37 .................................................... 2,428,679 2,434,732
Verisk Analytics, Inc. , 5 .25% , 6/5/34 , Callable 3/5/34 @ 100 ........................ 1,450,000 1,458,383

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
Waste Management, Inc. , 5 .35% , 10/15/54 , Callable 4/15/54 @ 100 ................... $ 1,896,000 $ 1,851,429
58,541,226
Information Technology (1.1%):
Amphenol Corp.
4 .35% , 6/1/29 , Callable 3/1/29 @ 100 .................................... 500,000 496,979
2 .20% , 9/15/31 , Callable 6/15/31 @ 100 .................................. 1,175,000 1,008,636
Broadcom, Inc.
2 .45% , 2/15/31 , Callable 11/15/30 @ 100 (a) ................................ 1,000,000 879,140
3 .42% , 4/15/33 , Callable 1/15/33 @ 100 (a) ................................ 2,000,000 1,781,280
3 .47% , 4/15/34 , Callable 1/15/34 @ 100 (a) ................................ 500,000 440,136
Dell International LLC/EMC Corp.
4 .85% , 2/1/35 , Callable 11/1/34 @ 100 ................................... 260,000 248,071
3 .38% , 12/15/41 , Callable 6/15/41 @ 100 ................................. 1,250,000 920,659
Hewlett Packard Enterprise Co. , 5 .00% , 10/15/34 , Callable 7/15/34 @ 100 .............. 2,000,000 1,947,391
HP, Inc. , 2 .65% , 6/17/31 , Callable 3/17/31 @ 100 ................................ 1,500,000 1,307,011
Jabil, Inc. , 3 .00% , 1/15/31 , Callable 10/15/30 @ 100 .............................. 1,474,000 1,319,428
Keysight Technologies, Inc. , 4 .95% , 10/15/34 , Callable 7/15/34 @ 100 ................ 1,739,000 1,700,854
Marvell Technology, Inc. , 2 .45% , 4/15/28 , Callable 2/15/28 @ 100 ................... 1,050,000 983,595
Microsoft Corp. , 2 .53% , 6/1/50 , Callable 12/1/49 @ 100 ........................... 1,100,000 690,085
Motorola Solutions, Inc.
2 .75% , 5/24/31 , Callable 2/24/31 @ 100 .................................. 1,000,000 885,207
5 .60% , 6/1/32 , Callable 3/1/32 @ 100 .................................... 800,000 825,995
Oracle Corp.
2 .95% , 4/1/30 , Callable 1/1/30 @ 100 .................................... 1,000,000 918,462
3 .85% , 7/15/36 , Callable 1/15/36 @ 100 .................................. 2,000,000 1,733,000
5 .38% , 7/15/40 .................................................... 2,192,000 2,088,493
3 .60% , 4/1/50 , Callable 10/1/49 @ 100 ................................... 1,000,000 693,020
Synopsys, Inc. , 5 .15% , 4/1/35 , Callable 1/1/35 @ 100 ............................. 1,783,000 1,792,058
TSMC Arizona Corp. , 2 .50% , 10/25/31 , Callable 7/25/31 @ 100 ..................... 3,600,000 3,180,403
Workday, Inc. , 3 .70% , 4/1/29 , Callable 2/1/29 @ 100 ............................. 1,500,000 1,444,908
27,284,811
Materials (1.4%):
Albemarle Corp. , 4 .65% , 6/1/27 , Callable 5/1/27 @ 100 ........................... 750,000 744,032
Amcor Flexibles North America, Inc. , 5 .50% , 3/17/35 , Callable 12/17/34 @ 100 (a) ........ 1,500,000 1,505,478
AptarGroup, Inc. , 3 .60% , 3/15/32 , Callable 12/15/31 @ 100 ........................ 1,052,000 957,681
Avery Dennison Corp.
2 .65% , 4/30/30 , Callable 2/1/30 @ 100 ................................... 800,000 725,159
2 .25% , 2/15/32 , Callable 11/15/31 @ 100 .................................. 1,700,000 1,410,625
Ball Corp. , 3 .13% , 9/15/31 , Callable 6/15/31 @ 100 .............................. 1,620,000 1,403,215
Bayport Polymers LLC , 4 .74% , 4/14/27 , Callable 3/14/27 @ 100 (a) ................... 1,500,000 1,497,506
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP , 4 .75% , 5/15/30 ,
Callable 4/15/30 @ 100 (a) ............................................ 1,920,000 1,918,643
Colonial Enterprises, Inc. , 3 .25% , 5/15/30 , Callable 2/15/30 @ 100 (a) ................. 850,000 787,654
Eagle Materials, Inc. , 2 .50% , 7/1/31 , Callable 4/1/31 @ 100 ........................ 1,800,000 1,571,299
Freeport-McMoRan, Inc. , 4 .38% , 8/1/28 , Callable 5/4/25 @ 101.46 ................... 1,750,000 1,726,745
Huntsman International LLC , 5 .70% , 10/15/34 , Callable 7/15/34 @ 100 (e) .............. 2,000,000 1,892,184
LYB International Finance III LLC , 3 .38% , 10/1/40 , Callable 4/1/40 @ 100 ............. 600,000 442,705
Martin Marietta Materials, Inc.
2 .40% , 7/15/31 , Callable 4/15/31 @ 100 .................................. 800,000 691,805
5 .50% , 12/1/54 , Callable 6/1/54 @ 100 ................................... 1,800,000 1,708,419
NewMarket Corp. , 2 .70% , 3/18/31 , Callable 12/18/30 @ 100 ........................ 1,400,000 1,226,917
Packaging Corp. of America , 3 .05% , 10/1/51 , Callable 4/1/51 @ 100 .................. 2,168,000 1,381,795
Reliance, Inc. , 2 .15% , 8/15/30 , Callable 5/15/30 @ 100 ............................ 847,000 735,913
Solvay Finance America LLC , 5 .85% , 6/4/34 , Callable 3/4/34 @ 100 (a) ................ 2,150,000 2,191,650
Sonoco Products Co. , 5 .00% , 9/1/34 , Callable 6/1/34 @ 100 ........................ 3,000,000 2,874,980
The Dow Chemical Co. , 6 .30% , 3/15/33 , Callable 12/15/32 @ 100 .................... 1,200,000 1,285,625
Vulcan Materials Co.
3 .90% , 4/1/27 , Callable 1/1/27 @ 100 .................................... 500,000 494,072
3 .50% , 6/1/30 , Callable 3/1/30 @ 100 .................................... 1,000,000 941,592
5 .35% , 12/1/34 , Callable 9/1/34 @ 100 ................................... 1,300,000 1,309,097
WRKCo, Inc. , 3 .00% , 6/15/33 , Callable 3/15/33 @ 100 ............................ 1,150,000 987,049
32,411,840

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
Real Estate (1.2%):
Alexandria Real Estate Equities, Inc.
2 .00% , 5/18/32 , Callable 2/18/32 @ 100 .................................. $ 3,200,000 $ 2,606,876
5 .50% , 10/1/35 , Callable 7/1/35 @ 100 ................................... 1,900,000 1,908,779
AvalonBay Communities, Inc.
3 .20% , 1/15/28 , Callable 10/15/27 @ 100 , MTN ............................. 1,050,000 1,015,447
2 .45% , 1/15/31 , Callable 10/17/30 @ 100 , MTN ............................. 1,200,000 1,060,688
5 .35% , 6/1/34 , Callable 3/1/34 @ 100 .................................... 845,000 856,671
Boston Properties LP , 2 .55% , 4/1/32 , Callable 1/1/32 @ 100 ........................ 1,600,000 1,317,342
CBRE Services, Inc. , 2 .50% , 4/1/31 , Callable 1/1/31 @ 100 ........................ 1,500,000 1,305,489
CoStar Group, Inc. , 2 .80% , 7/15/30 , Callable 4/15/30 @ 100 (a) ...................... 2,341,000 2,090,310
Crown Castle, Inc. , 2 .25% , 1/15/31 , Callable 10/15/30 @ 100 ....................... 1,500,000 1,281,408
DOC DR LLC , 2 .63% , 11/1/31 , Callable 8/1/31 @ 100 ............................ 1,000,000 865,354
Essex Portfolio LP , 1 .70% , 3/1/28 , Callable 1/1/28 @ 100 .......................... 950,000 874,536
GLP Capital LP/GLP Financing II, Inc.
4 .00% , 1/15/31 , Callable 10/15/30 @ 100 ................................. 1,000,000 932,956
3 .25% , 1/15/32 , Callable 10/15/31 @ 100 ................................. 933,000 808,094
5 .63% , 9/15/34 , Callable 6/15/34 @ 100 .................................. 1,500,000 1,478,837
Highwoods Realty LP , 2 .60% , 2/1/31 , Callable 11/1/30 @ 100 ....................... 950,000 806,531
Host Hotels & Resorts LP
3 .38% , 12/15/29 , Callable 9/15/29 @ 100 ................................. 650,000 603,775
3 .50% , 9/15/30 , Callable 6/15/30 @ 100 .................................. 1,217,000 1,114,947
Phillips Edison Grocery Center Operating Partnership LP , 4 .95% , 1/15/35 , Callable 10/15/34 @
100 ............................................................. 1,505,000 1,427,648
SBA Tower Trust
6 .60% , 1/15/28 , Callable 1/15/27 @ 100 (a) ................................ 1,158,000 1,187,056
4 .83% , 10/15/29 , Callable 10/15/27 @ 100 (a) ............................... 2,920,000 2,895,102
VICI Properties LP , 5 .63% , 4/1/35 , Callable 1/1/35 @ 100 .......................... 1,500,000 1,493,052
VICI Properties LP/VICI Note Co., Inc. , 4 .13% , 8/15/30 , Callable 5/4/25 @ 102.06 (a) ..... 2,000,000 1,882,900
29,813,798
Utilities (2.7%):
AEP Texas, Inc.
5 .70% , 5/15/34 , Callable 2/15/34 @ 100 .................................. 1,375,000 1,396,630
3 .45% , 1/15/50 , Callable 7/15/49 @ 100 .................................. 850,000 583,355
Alabama Power Co. , 3 .13% , 7/15/51 , Callable 1/15/51 @ 100 ....................... 2,400,000 1,581,335
Ameren Corp. , 3 .50% , 1/15/31 , Callable 10/15/30 @ 100 .......................... 1,000,000 928,740
Appalachian Power Co. , 2 .70% , 4/1/31 , Callable 1/1/31 @ 100 ...................... 1,300,000 1,150,012
Arizona Public Service Co. , 5 .70% , 8/15/34 , Callable 5/15/34 @ 100 .................. 1,950,000 1,988,605
Black Hills Corp. , 6 .00% , 1/15/35 , Callable 10/15/34 @ 100 ........................ 2,150,000 2,224,244
CenterPoint Energy, Inc. , 2 .65% , 6/1/31 , Callable 3/1/31 @ 100 ...................... 1,500,000 1,315,168
CMS Energy Corp. , 4 .75% ( H15T5Y + 412 bps ) , 6/1/50 , Callable 3/1/30 @ 100 (d) ......... 1,100,000 1,034,392
Commonwealth Edison Co. , 5 .30% , 6/1/34 , Callable 3/1/34 @ 100 ................... 1,884,000 1,913,823
Dominion Energy, Inc. , 2 .25% , 8/15/31 , Callable 5/15/31 @ 100 ..................... 1,575,000 1,340,506
DTE Electric Co.
2 .25% , 3/1/30 , Callable 12/1/29 @ 100 ................................... 1,000,000 896,493
3 .00% , 3/1/32 , Callable 12/1/31 @ 100 ................................... 1,000,000 892,255
3 .65% , 3/1/52 , Callable 9/1/51 @ 100 .................................... 400,000 295,444
DTE Energy Co. , 5 .85% , 6/1/34 , Callable 3/1/34 @ 100 ........................... 512,000 529,029
Duke Energy Carolinas LLC , 2 .85% , 3/15/32 , Callable 12/15/31 @ 100 ................ 1,200,000 1,055,837
Duke Energy Corp.
4 .50% , 8/15/32 , Callable 5/15/32 @ 100 .................................. 3,075,000 2,966,765
5 .45% , 6/15/34 , Callable 3/15/34 @ 100 .................................. 1,150,000 1,164,523
Duquesne Light Holdings, Inc.
2 .53% , 10/1/30 , Callable 7/1/30 @ 100 (a) ................................. 1,500,000 1,319,262
2 .78% , 1/7/32 , Callable 10/7/31 @ 100 (a) ................................. 1,000,000 852,041
Entergy Arkansas LLC , 5 .45% , 6/1/34 , Callable 3/1/34 @ 100 ....................... 895,000 914,281
Entergy Corp. , 1 .90% , 6/15/28 , Callable 4/15/28 @ 100 ........................... 2,000,000 1,837,337
Entergy Louisiana LLC
4 .00% , 3/15/33 , Callable 12/15/32 @ 100 ................................. 1,000,000 930,204
5 .15% , 9/15/34 , Callable 6/15/34 @ 100 .................................. 1,888,000 1,880,793
5 .70% , 3/15/54 , Callable 9/15/53 @ 100 .................................. 500,000 493,450
5 .80% , 3/15/55 , Callable 9/15/54 @ 100 .................................. 1,450,000 1,443,345
Evergy Kansas Central, Inc. , 5 .25% , 3/15/35 , Callable 12/15/34 @ 100 ................ 2,360,000 2,365,152
IPALCO Enterprises, Inc. , 4 .25% , 5/1/30 , Callable 2/1/30 @ 100 ..................... 825,000 785,528

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
ITC Holdings Corp. , 4 .95% , 9/22/27 , Callable 8/22/27 @ 100 (a) ..................... $ 1,000,000 $ 1,007,089
NextEra Energy Capital Holdings, Inc. , 2 .44% , 1/15/32 , Callable 10/15/31 @ 100 ......... 2,000,000 1,709,151
Niagara Mohawk Power Corp. , 5 .29% , 1/17/34 , Callable 10/17/33 @ 100 (a) ............. 1,300,000 1,285,580
Northern States Power Co. , 5 .65% , 6/15/54 , Callable 12/15/53 @ 100 ................. 1,415,000 1,425,129
Oglethorpe Power Corp.
4 .20% , 12/1/42 .................................................... 950,000 764,199
4 .50% , 4/1/47 , Callable 10/1/46 @ 100 ................................... 1,138,000 933,934
Oncor Electric Delivery Co. LLC
5 .35% , 4/1/35 , Callable 1/1/35 @ 100 (a) .................................. 1,500,000 1,517,265
2 .70% , 11/15/51 , Callable 5/15/51 @ 100 .................................. 1,575,000 930,399
Piedmont Natural Gas Co., Inc. , 5 .40% , 6/15/33 , Callable 3/15/33 @ 100 ............... 1,650,000 1,670,467
Potomac Electric Power Co. , 5 .50% , 3/15/54 , Callable 9/15/53 @ 100 ................. 2,050,000 2,002,555
Public Service Co. of Colorado , 1 .88% , 6/15/31 , Callable 12/15/30 @ 100 (e) ............ 2,100,000 1,772,312
Public Service Electric and Gas Co. , 1 .90% , 8/15/31 , Callable 5/15/31 @ 100 , MTN ....... 2,075,000 1,760,973
Rayburn Country Securitization LLC , 2 .31% , 12/1/30 (a) ........................... 366,334 343,320
Southern Co. Gas Capital Corp. , 1 .75% , 1/15/31 , Callable 10/15/30 @ 100 .............. 600,000 505,507
Southwestern Electric Power Co. , 3 .25% , 11/1/51 , Callable 5/1/51 @ 100 ............... 750,000 487,559
The AES Corp. , 2 .45% , 1/15/31 , Callable 10/15/30 @ 100 .......................... 1,050,000 897,530
The Southern Co.
5 .70% , 3/15/34 , Callable 9/15/33 @ 100 .................................. 3,150,000 3,256,797
4 .00% ( H15T5Y + 373 bps ) , 1/15/51 , Callable 10/15/25 @ 100 (d) ................. 1,500,000 1,480,298
Union Electric Co. , 5 .20% , 4/1/34 , Callable 1/1/34 @ 100 .......................... 1,500,000 1,511,983
Vistra Operations Co. LLC , 4 .30% , 7/15/29 , Callable 4/15/29 @ 100 (a) ................ 550,000 531,965
Wisconsin Electric Power Co. , 4 .60% , 10/1/34 , Callable 7/1/34 @ 100 ................. 1,100,000 1,065,913
Wisconsin Public Service Corp. , 2 .85% , 12/1/51 , Callable 6/1/51 @ 100 ............... 1,250,000 777,700
Xcel Energy, Inc. , 2 .35% , 11/15/31 , Callable 5/15/31 @ 100 ........................ 500,000 422,762
64,138,936
Total Corporate Bonds (Cost $571,050,568) 544,844,562
Yankee Dollars (5.1%)
Communication Services (0.1%):
Rogers Communications, Inc. , 3 .80% , 3/15/32 , Callable 12/15/31 @ 100 ............... 2,050,000 1,858,814
Consumer Discretionary (0.1%):
International Game Technology PLC , 5 .25% , 1/15/29 , Callable 5/4/25 @ 101.31 (a) ........ 1,000,000 977,537
Nemak SAB de CV , 3 .63% , 6/28/31 , Callable 3/28/31 @ 100 (a) (e) ................... 1,000,000 767,958
1,745,495
Consumer Staples (0.5%):
Alimentation Couche-Tard, Inc. , 2 .95% , 1/25/30 , Callable 10/25/29 @ 100 (a) ............ 667,000 613,048
Bacardi Ltd. , 2 .75% , 7/15/26 , Callable 4/15/26 @ 100 (a) ........................... 500,000 488,003
Bacardi Ltd./Bacardi-Martini BV , 5 .40% , 6/15/33 , Callable 3/15/33 @ 100 (a) ............ 675,000 661,320
Bacardi-Martini BV , 6 .00% , 2/1/35 , Callable 11/1/34 @ 100 (a) ...................... 2,020,000 2,042,083
Becle SAB de CV , 2 .50% , 10/14/31 , Callable 7/14/31 @ 100 (a) ...................... 2,000,000 1,616,730
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
2 .50% , 1/15/27 , Callable 12/15/26 @ 100 ................................. 1,500,000 1,442,640
6 .75% , 3/15/34 , Callable 12/15/33 @ 100 ................................. 2,493,000 2,693,761
JDE Peet's NV , 2 .25% , 9/24/31 , Callable 6/24/31 @ 100 (a) ......................... 3,000,000 2,513,671
12,071,256
Energy (0.4%):
Aker BP ASA , 4 .00% , 1/15/31 , Callable 10/15/30 @ 100 (a) ........................ 750,000 701,559
Canadian Natural Resources Ltd. , 5 .40% , 12/15/34 , Callable 9/15/34 @ 100 (a) ........... 2,700,000 2,668,595
Enbridge, Inc. , 5 .63% , 4/5/34 , Callable 1/5/34 @ 100 ............................. 1,855,000 1,884,325
Korea National Oil Corp. , 2 .63% , 4/18/32 (a) ................................... 645,000 559,733
Smurfit Westrock Financing DAC , 5 .42% , 1/15/35 , Callable 10/15/34 @ 100 (a) .......... 2,130,000 2,138,814
Var Energi ASA , 8 .00% , 11/15/32 , Callable 8/15/32 @ 100 (a) ....................... 1,150,000 1,296,117
9,249,143
Financials (2.4%):
ABN AMRO Bank NV , 4 .80% , 4/18/26 (a) ..................................... 500,000 498,882
AerCap Ireland Capital DAC/AerCap Global Aviation Trust , 4 .95% , 9/10/34 , Callable 6/10/34
@ 100 ........................................................... 1,350,000 1,299,348
Amcor Group Finance PLC , 5 .45% , 5/23/29 , Callable 4/23/29 @ 100 .................. 1,950,000 1,991,970
Ascot Group Ltd. , 4 .25% , 12/15/30 , Callable 12/15/25 @ 100 (a) ..................... 935,000 808,165

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand , 5 .62% ,
12/10/29 , Callable 11/10/29 @ 100 (a) .................................... $ 1,086,000 $ 1,100,924
Banco Santander SA , 6 .92% , 8/8/33 ......................................... 750,000 795,523
Bank of Montreal , 3 .09% ( H15T5Y + 140 bps ) , 1/10/37 , Callable 1/10/32 @ 100 (d) ........ 1,575,000 1,338,527
Barclays PLC
2 .28% ( H15T1Y + 105 bps ) , 11/24/27 , Callable 11/24/26 @ 100 (d) ................ 2,000,000 1,922,551
2 .89% ( H15T1Y + 130 bps ) , 11/24/32 , Callable 11/24/31 @ 100 (d) ................ 500,000 433,442
7 .44% ( H15T1Y + 350 bps ) , 11/2/33 , Callable 11/2/32 @ 100 (d) .................. 1,000,000 1,115,276
5 .34% ( SOFR + 191 bps ) , 9/10/35 , Callable 9/10/34 @ 100 (d) (e) .................. 1,480,000 1,443,651
BP Capital Markets PLC
4 .38% ( H15T5Y + 404 bps ) , Callable 6/22/25 @ 100 (d) (f) ....................... 414,000 412,096
4 .88% ( H15T5Y + 440 bps ) , Callable 3/22/30 @ 100 (d) (f) ....................... 750,000 720,063
BPCE SA
5 .75% ( SOFR + 287 bps ) , 7/19/33 , Callable 7/19/32 @ 100 (a) (d) .................. 700,000 705,281
6 .51% ( SOFR + 279 bps ) , 1/18/35 , Callable 1/18/34 @ 100 (a) (d) .................. 2,400,000 2,456,181
Brookfield Finance, Inc. , 2 .72% , 4/15/31 , Callable 1/15/31 @ 100 .................... 650,000 576,529
Canadian Imperial Bank of Commerce , 6 .09% , 10/3/33 , Callable 7/3/33 @ 100 ........... 1,000,000 1,058,017
Cooperatieve Rabobank UA , 1 .11% ( H15T1Y + 55 bps ) , 2/24/27 , Callable 2/24/26 @ 100 (a) (d) 2,000,000 1,937,678
Credit Agricole SA , 6 .25% ( SOFR + 267 bps ) , 1/10/35 , Callable 1/10/34 @ 100 (a) (d) ....... 400,000 408,329
Deutsche Bank AG
3 .74% ( SOFR + 226 bps ) , 1/7/33 , Callable 10/7/31 @ 100 (d) ..................... 3,750,000 3,289,955
5 .40% ( SOFR + 205 bps ) , 9/11/35 , Callable 9/11/34 @ 100 (d) .................... 1,000,000 974,960
Federation des Caisses Desjardins du Quebec , 4 .55% , 8/23/27 (a) ..................... 2,200,000 2,196,415
HSBC Holdings PLC
2 .21% ( SOFR + 129 bps ) , 8/17/29 , Callable 8/17/28 @ 100 (d) .................... 1,000,000 916,098
8 .11% ( SOFR + 425 bps ) , 11/3/33 , Callable 11/3/32 @ 100 (d) .................... 1,050,000 1,194,113
Imperial Brands Finance PLC , 3 .88% , 7/26/29 , Callable 4/26/29 @ 100 (a) .............. 800,000 767,379
ING Groep NV , 2 .73% ( SOFR + 132 bps ) , 4/1/32 , Callable 4/1/31 @ 100 (d) .............. 1,800,000 1,585,077
Lloyds Banking Group PLC
1 .63% ( H15T1Y + 85 bps ) , 5/11/27 , Callable 5/11/26 @ 100 (d) ................... 1,000,000 967,016
3 .57% ( US0003M + 121 bps ) , 11/7/28 , Callable 11/7/27 @ 100 (d) (h) ............... 250,000 242,851
7 .95% ( H15T1Y + 375 bps ) , 11/15/33 , Callable 8/15/32 @ 100 (d) ................. 606,000 688,401
Macquarie Group Ltd. , 4 .10% ( SOFR + 213 bps ) , 6/21/28 , Callable 6/21/27 @ 100 (a) (d) ..... 600,000 591,986
Mitsubishi UFJ Financial Group, Inc. , 5 .02% ( H15T1Y + 195 bps ) , 7/20/28 , Callable 7/20/27 @
100 (d) ........................................................... 1,500,000 1,513,795
Mizuho Financial Group, Inc.
2 .56% , 9/13/31 .................................................... 500,000 428,757
2 .17% ( H15T1Y + 87 bps ) , 5/22/32 , Callable 5/22/31 @ 100 (d) ................... 600,000 510,213
Nationwide Building Society
4 .30% ( US0003M + 145 bps ) , 3/8/29 , Callable 3/8/28 @ 100 (a) (d) (h) ............... 250,000 246,628
3 .96% ( US0003M + 186 bps ) , 7/18/30 , Callable 7/18/29 @ 100 (a) (d) (h) ............. 500,000 480,928
NatWest Group PLC , 4 .45% ( US0003M + 187 bps ) , 5/8/30 , Callable 5/8/29 @ 100 (d) (h) ..... 1,000,000 979,651
QBE Insurance Group Ltd. , 5 .88% ( H15T5Y + 551 bps ) , Callable 5/12/25 @ 100 (a) (d) (e) (f) .. 2,000,000 1,998,759
RenaissanceRe Holdings Ltd. , 5 .80% , 4/1/35 , Callable 1/1/35 @ 100 .................. 2,054,000 2,101,409
Santander UK Group Holdings PLC , 2 .90% ( SOFR + 148 bps ) , 3/15/32 , Callable 3/15/31 @
100 (d) ........................................................... 2,150,000 1,892,976
Societe Generale SA
1 .49% ( H15T1Y + 110 bps ) , 12/14/26 , Callable 12/14/25 @ 100 (a) (d) .............. 500,000 488,481
6 .22% ( H15T1Y + 320 bps ) , 6/15/33 , Callable 6/15/32 @ 100 (a) (d) (e) .............. 1,000,000 1,015,259
Standard Chartered PLC , 4 .87% ( USISOA05 + 197 bps ) , 3/15/33 , Callable 3/15/28 @ 100 (a) (d) 300,000 296,240
Sumitomo Mitsui Trust Bank Ltd. , 5 .05% , 3/13/35 (a) (e) ........................... 1,500,000 1,483,152
The Bank of Nova Scotia
4 .90% ( H15T5Y + 455 bps ) , Callable 6/4/25 @ 100 (d) (f) ....................... 1,950,000 1,941,916
4 .50% , 12/16/25 .................................................... 500,000 498,847
1 .30% , 9/15/26 .................................................... 1,050,000 1,003,802
2 .45% , 2/2/32 ..................................................... 200,000 171,242
The Toronto-Dominion Bank
2 .00% , 9/10/31 .................................................... 1,300,000 1,111,158
5 .15% ( H15T5Y + 150 bps ) , 9/10/34 , Callable 9/10/29 @ 100 (d) .................. 1,200,000 1,189,500
UBS Group AG
2 .19% ( SOFR + 204 bps ) , 6/5/26 , Callable 6/5/25 @ 100 (a) (d) .................... 1,000,000 995,280
1 .31% ( SOFRINDX + 98 bps ) , 2/2/27 , Callable 2/2/26 @ 100 (a) (d) ................ 1,000,000 972,345
4 .28% , 1/9/28 , Callable 1/9/27 @ 100 (a) .................................. 750,000 740,962

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
Westpac Banking Corp. , 4 .32% ( USISOA05 + 224 bps ) , 11/23/31 , Callable 11/23/26 @ 100 (d) $ 1,000,000 $ 991,517
57,489,501
Health Care (0.5%):
Olympus Corp. , 2 .14% , 12/8/26 , Callable 11/8/26 @ 100 (a) ........................ 758,000 727,206
Royalty Pharma PLC
5 .40% , 9/2/34 , Callable 6/2/34 @ 100 .................................... 1,650,000 1,629,178
3 .30% , 9/2/40 , Callable 3/2/40 @ 100 .................................... 2,350,000 1,734,742
3 .55% , 9/2/50 , Callable 3/2/50 @ 100 .................................... 750,000 501,144
Smith & Nephew PLC
2 .03% , 10/14/30 , Callable 7/14/30 @ 100 ................................. 2,650,000 2,283,455
5 .40% , 3/20/34 , Callable 12/20/33 @ 100 ................................. 2,000,000 2,002,688
STERIS Irish FinCo Unlimited Co. , 2 .70% , 3/15/31 , Callable 12/15/30 @ 100 ........... 2,000,000 1,770,976
Takeda Pharmaceutical Co. Ltd. , 5 .65% , 7/5/54 , Callable 1/5/54 @ 100 ................ 2,000,000 1,951,897
12,601,286
Industrials (0.5%):
Air Canada Pass Through Trust , 4 .13% , 5/15/25 (a) ............................... 1,427,513 1,423,072
Aircastle Ltd. , 6 .50% , 7/18/28 , Callable 6/18/28 @ 100 (a) .......................... 1,000,000 1,042,054
BAE Systems PLC , 3 .40% , 4/15/30 , Callable 1/15/30 @ 100 (a) ...................... 750,000 703,711
Ferguson Finance PLC
3 .25% , 6/2/30 , Callable 3/2/30 @ 100 (a) .................................. 1,875,000 1,733,271
4 .65% , 4/20/32 , Callable 1/20/32 @ 100 (a) ................................ 750,000 723,282
LG Energy Solution Ltd. , 5 .50% , 7/2/34 (a) ..................................... 1,960,000 1,925,357
nVent Finance SARL , 5 .65% , 5/15/33 , Callable 2/15/33 @ 100 ...................... 1,500,000 1,498,275
Pentair Finance SARL , 5 .90% , 7/15/32 , Callable 4/15/32 @ 100 ..................... 1,000,000 1,027,125
Port of Newcastle Investments Financing Pty Ltd. , 5 .90% , 11/24/31 , Callable 8/24/31 @
100 (a) (e) ......................................................... 1,000,000 999,437
Rolls-Royce PLC , 3 .63% , 10/14/25 , Callable 7/14/25 @ 100 (a) ...................... 275,000 272,961
Trane Technologies Financing Ltd. , 5 .25% , 3/3/33 , Callable 12/3/32 @ 100 ............. 1,750,000 1,781,901
13,130,446
Information Technology (0.1%):
NXP BV/NXP Funding LLC/NXP USA, Inc. , 2 .65% , 2/15/32 , Callable 11/15/31 @ 100 .... 1,500,000 1,284,083
Open Text Corp. , 6 .90% , 12/1/27 , Callable 11/1/27 @ 100 (a) ........................ 986,000 1,020,614
SK Hynix, Inc. , 6 .50% , 1/17/33 (a) (e) ......................................... 1,071,000 1,152,133
3,456,830
Materials (0.3%):
CCL Industries, Inc. , 3 .05% , 6/1/30 , Callable 3/1/30 @ 100 (a) ....................... 2,050,000 1,866,804
Minera Mexico SA de CV , 5 .63% , 2/12/32 , Callable 12/12/31 @ 100 (a) ................ 2,950,000 2,931,944
Rio Tinto Finance USA PLC , 5 .25% , 3/14/35 , Callable 12/14/34 @ 100 ................ 2,250,000 2,267,556
7,066,304
Real Estate (0.1%):
Ontario Teachers' Cadillac Fairview Properties Trust , 2 .50% , 10/15/31 , Callable 7/15/31 @
100 (a) ........................................................... 3,463,000 2,977,072
Utilities (0.1%):
Enel Finance International NV , 2 .13% , 7/12/28 , Callable 5/12/28 @ 100 (a) .............. 1,625,000 1,494,382
Total Yankee Dollars (Cost $126,596,016) 123,140,529
Municipal Bonds (1.2%)
Arizona (0.0%):(i)
The University of Arizona Revenue , Series A , 1 .82% , 6/1/30 ........................ 1,000,000 879,558
California (0.1%):
California Statewide Communities Development Authority Revenue , 1 .73% , 4/1/27 ....... 1,000,000 945,321
City of El Cajon Revenue
Series A , 1 .70% , 4/1/27 .............................................. 620,000 588,725
Series A , 1 .90% , 4/1/28 .............................................. 500,000 464,586
1,998,632
Connecticut (0.0%):(i)
State of Connecticut, GO , Series A , 3 .43% , 4/15/28 .............................. 500,000 489,033

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
Florida (0.1%):
Florida Development Finance Corp. Revenue , Series B , 3 .22% , 2/1/32 , Continuously Callable
@100 ........................................................... $ 1,020,000 $ 903,290
Hillsborough County IDA Revenue , 3 .58% , 8/1/35 , Continuously Callable @100 ......... 1,500,000 1,328,939
Hillsborough County School Board Certificate of Participation , Series B , 1 .92% , 7/1/25 .... 750,000 745,124
2,977,353
Illinois (0.1%):
City of Kankakee, GO (INS - Build America Mutual Assurance Co.)
5 .02% , 12/1/32 .................................................... 1,000,000 1,001,678
5 .12% , 12/1/33 .................................................... 1,000,000 1,001,976
2,003,654
Louisiana (0.2%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue
Series A , 4 .28% , 2/1/36 .............................................. 2,000,000 1,932,217
Series A , 4 .48% , 8/1/39 (e) ............................................ 2,760,000 2,620,874
4,553,091
Michigan (0.0%):(i)
Michigan Finance Authority Revenue , 2 .47% , 12/1/25 ............................ 1,000,000 988,385
New Jersey (0.1%):
New Jersey Economic Development Authority Revenue , Series NNN , 3 .47% , 6/15/27 ...... 1,000,000 983,737
New Jersey Health Care Facilities Financing Authority Revenue , Series A , 3 .36% , 7/1/40 ... 1,000,000 836,344
South Jersey Transportation Authority Revenue , Series B , 2 .38% , 11/1/27 ............... 900,000 854,290
2,674,371
Pennsylvania (0.1%):
Public Parking Authority of Pittsburgh Revenue , 2 .33% , 12/1/29 ..................... 895,000 811,958
State Public School Building Authority Revenue , 3 .15% , 4/1/30 ...................... 1,290,000 1,218,785
2,030,743
Texas (0.4%):
City of San Antonio, GO , 1 .76% , 2/1/31 , Continuously Callable @100 ................. 630,000 546,903
County of Bexar Revenue , 2 .28% , 8/15/32 , Continuously Callable @100 ............... 1,070,000 904,690
Harris County Cultural Education Facilities Finance Corp. Revenue , 3 .34% , 11/15/37 ...... 2,000,000 1,717,115
San Antonio Education Facilities Corp. Revenue , 2 .50% , 4/1/29 ...................... 1,270,000 1,121,295
Tarrant County Cultural Education Facilities Finance Corp. Revenue
1 .63% , 9/1/26 ..................................................... 525,000 505,026
1 .82% , 9/1/27 ..................................................... 700,000 658,475
Texas Water Development Board Revenue , Series B , 4 .92% , 10/15/44 , Continuously Callable
@100 ........................................................... 2,250,000 2,212,363
Uptown Development Authority Tax Allocation
Series B , 2 .58% , 9/1/31 .............................................. 270,000 239,701
Series B , 2 .78% , 9/1/33 , Continuously Callable @100 ......................... 500,000 430,071
8,335,639
Virginia (0.1%):
Virginia Housing Development Authority Revenue
Series J , 1 .97% , 11/1/28 .............................................. 225,000 206,338
Series J , 2 .27% , 11/1/31 , Continuously Callable @100 ........................ 225,000 193,538
Series J , 2 .42% , 11/1/32 , Continuously Callable @100 ........................ 275,000 232,717
Series J , 2 .47% , 11/1/33 , Continuously Callable @100 ........................ 270,000 223,527
Series J , 2 .52% , 11/1/34 , Continuously Callable @100 ........................ 250,000 202,762
Series J , 2 .57% , 11/1/35 , Continuously Callable @100 ........................ 300,000 238,703
1,297,585
Total Municipal Bonds (Cost $30,362,218) 28,228,044
U.S. Government Agency Mortgages (13.0%)
Farm Credit Bank of Texas
Series 4 , 5 .70% ( H15T5Y + 542 bps ) , (a) (d) (f) ............................... 1,950,000 1,933,486

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VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
Federal Farm Credit Banks Funding Corporation
5 .93% , 7/14/33 .................................................... $ 5,000,000 $ 5,005,450
6 .00% , 6/5/34 ..................................................... 3,000,000 3,001,590
5 .14% , 10/30/34 .................................................... 4,000,000 3,945,920
2 .55% , 12/21/34 .................................................... 3,000,000 2,474,790
2 .20% , 9/2/36 ..................................................... 3,414,000 2,598,259
5 .60% , 8/5/39 ..................................................... 1,900,000 1,887,479
6 .19% , 6/17/44 .................................................... 2,455,000 2,444,959
21,358,447
Federal Home Loan Banks
5 .25% , 9/25/34 .................................................... 3,000,000 2,967,270
Federal Home Loan Mortgage Corporation
4 .05% , 10/1/29 .................................................... 4,626,000 4,534,575
3 .00% , 3/1/31 - 5/1/52 ............................................... 5,775,126 5,153,650
3 .50% , 5/1/33 - 7/1/52 ............................................... 3,099,664 2,825,029
1 .50% , 4/1/37 ..................................................... 2,934,664 2,576,785
5 .00% , 3/1/38 - 1/1/55 ............................................... 19,674,751 19,502,820
5 .50% , 8/1/38 - 11/1/54 .............................................. 20,860,694 20,929,527
4 .00% , 7/1/42 - 12/1/52 .............................................. 6,848,829 6,445,830
4 .50% , 11/1/42 - 10/1/52 .............................................. 3,919,776 3,798,183
6 .00% , 8/1/53 - 3/1/55 ............................................... 13,458,683 13,722,406
79,488,805
Federal National Mortgage Association
2 .50% , 11/1/34 - 3/1/52 .............................................. 3,218,228 2,703,868
5 .00% , 12/1/37 - 2/1/54 .............................................. 15,540,009 15,392,252
4 .50% , 1/1/38 - 1/1/53 ............................................... 24,112,690 23,179,558
4 .00% , 4/1/38 - 7/1/53 ............................................... 18,204,679 17,108,346
3 .50% , 12/1/42 - 8/1/52 .............................................. 16,128,104 14,758,791
5 .50% , 12/1/44 - 3/1/55 .............................................. 21,383,596 21,473,599
3 .00% , 2/1/50 - 2/1/52 ............................................... 3,530,844 3,082,484
2 .00% , 11/1/51 - 12/1/51 .............................................. 2,858,215 2,299,721
6 .00% , 9/1/53 - 3/1/54 ............................................... 2,729,226 2,786,569
102,785,188
Government National Mortgage Association
5 .00% , 8/20/38 - 2/20/54 ............................................. 12,459,592 12,325,358
2 .50% , 1/20/51 - 9/20/53 ............................................. 14,571,244 12,395,428
3 .00% , 10/20/51 - 1/20/53 ............................................. 16,182,460 14,329,923
3 .50% , 2/20/52 - 6/20/52 ............................................. 8,008,614 7,324,008
4 .50% , 8/20/52 - 11/20/53 ............................................. 20,514,611 19,756,767
4 .00% , 11/20/52 .................................................... 3,863,938 3,633,316
5 .50% , 4/20/53 - 2/20/54 ............................................. 22,223,496 22,378,627
6 .00% , 9/20/53 .................................................... 2,372,717 2,436,107
7 .50% , 10/20/54 .................................................... 6,927,559 6,980,664
101,560,198
Total U.S. Government Agency Mortgages (Cost $312,683,159) 310,093,394
U.S. Treasury Obligations (39.7%)
U.S. Treasury Bonds
5 .25% , 2/15/29 .................................................... 7,000,000 7,341,797
3 .50% , 2/15/39 .................................................... 20,250,000 18,452,813
1 .13% , 5/15/40 .................................................... 6,878,000 4,351,410
3 .88% , 8/15/40 .................................................... 15,250,000 14,256,367
1 .38% , 11/15/40 .................................................... 5,250,000 3,412,500
2 .25% , 5/15/41 .................................................... 13,250,000 9,819,492
1 .75% , 8/15/41 .................................................... 21,000,000 14,227,500
2 .00% , 11/15/41 .................................................... 12,190,000 8,561,570
2 .38% , 2/15/42 .................................................... 10,250,000 7,609,023
3 .38% , 8/15/42 .................................................... 15,300,000 13,117,359
3 .13% , 2/15/43 .................................................... 14,250,000 11,691,680
2 .88% , 5/15/43 .................................................... 2,000,000 1,574,375
3 .88% , 5/15/43 .................................................... 17,000,000 15,520,469
4 .38% , 8/15/43 .................................................... 9,000,000 8,772,188
4 .75% , 11/15/43 .................................................... 10,000,000 10,217,188

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VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
3 .38% , 5/15/44 .................................................... $ 7,000,000 $ 5,886,562
4 .13% , 8/15/44 .................................................... 5,500,000 5,153,672
4 .63% , 11/15/44 .................................................... 18,500,000 18,526,016
2 .50% , 2/15/46 .................................................... 10,500,000 7,464,844
2 .75% , 8/15/47 .................................................... 950,000 694,539
2 .75% , 11/15/47 .................................................... 750,000 547,031
3 .00% , 2/15/48 .................................................... 3,500,000 2,667,656
3 .38% , 11/15/48 .................................................... 7,012,000 5,690,676
3 .00% , 2/15/49 .................................................... 7,000,000 5,292,656
1 .38% , 8/15/50 .................................................... 7,000,000 3,566,719
1 .63% , 11/15/50 .................................................... 3,000,000 1,632,656
1 .88% , 2/15/51 .................................................... 28,013,000 16,243,163
2 .00% , 8/15/51 .................................................... 27,203,000 16,198,536
4 .00% , 11/15/52 .................................................... 2,000,000 1,803,750
3 .63% , 2/15/53 .................................................... 10,000,000 8,423,437
4 .13% , 8/15/53 .................................................... 10,000,000 9,215,625
4 .25% , 2/15/54 .................................................... 9,500,000 8,952,266
4 .50% , 11/15/54 .................................................... 1,500,000 1,477,969
U.S. Treasury Inflation Indexed Bonds , 0 .88% , 1/15/29 ............................ 628,915 618,818
U.S. Treasury Notes
3 .00% , 7/15/25 .................................................... 5,000,000 4,980,664
3 .00% , 9/30/25 .................................................... 300,000 298,184
0 .38% , 11/30/25 .................................................... 3,000,000 2,926,055
0 .38% , 1/31/26 .................................................... 4,000,000 3,878,125
0 .75% , 5/31/26 .................................................... 5,500,000 5,295,898
1 .50% , 8/15/26 .................................................... 2,000,000 1,934,063
2 .38% , 5/15/27 .................................................... 4,625,000 4,480,830
0 .50% , 6/30/27 .................................................... 4,500,000 4,174,102
2 .75% , 2/15/28 .................................................... 10,300,000 9,983,758
1 .25% , 3/31/28 .................................................... 8,875,000 8,219,082
1 .25% , 4/30/28 .................................................... 9,000,000 8,315,859
2 .88% , 8/15/28 .................................................... 2,280,000 2,206,256
1 .25% , 9/30/28 .................................................... 10,000,000 9,136,719
3 .75% , 12/31/28 .................................................... 8,500,000 8,450,195
4 .00% , 1/31/29 .................................................... 20,000,000 20,056,250
2 .63% , 2/15/29 .................................................... 3,950,000 3,767,313
2 .38% , 3/31/29 .................................................... 18,000,000 16,974,844
2 .88% , 4/30/29 .................................................... 5,000,000 4,802,734
2 .75% , 5/31/29 .................................................... 7,000,000 6,685,000
4 .25% , 6/30/29 .................................................... 5,000,000 5,060,938
1 .63% , 8/15/29 .................................................... 6,175,000 5,612,979
3 .63% , 8/31/29 .................................................... 13,500,000 13,331,250
3 .50% , 1/31/30 .................................................... 12,050,000 11,810,883
4 .00% , 2/28/30 .................................................... 11,500,000 11,526,953
0 .63% , 8/15/30 .................................................... 10,985,000 9,211,094
4 .13% , 8/31/30 .................................................... 35,000,000 35,218,750
4 .63% , 9/30/30 .................................................... 5,000,000 5,154,297
4 .00% , 1/31/31 .................................................... 11,000,000 10,986,250
1 .13% , 2/15/31 .................................................... 15,295,000 13,016,284
4 .13% , 3/31/31 .................................................... 15,000,000 15,075,000
4 .63% , 4/30/31 .................................................... 25,000,000 25,783,203
1 .63% , 5/15/31 .................................................... 16,750,000 14,573,809
3 .63% , 9/30/31 .................................................... 5,000,000 4,875,391
4 .13% , 10/31/31 .................................................... 7,000,000 7,021,875
1 .38% , 11/15/31 .................................................... 16,128,000 13,618,080
1 .88% , 2/15/32 .................................................... 18,000,000 15,629,062
2 .88% , 5/15/32 .................................................... 9,185,000 8,497,560
2 .75% , 8/15/32 .................................................... 14,532,000 13,287,697
4 .13% , 11/15/32 .................................................... 65,300,000 65,402,031
3 .38% , 5/15/33 .................................................... 53,350,000 50,532,453
3 .88% , 8/15/33 .................................................... 36,676,000 35,948,211
4 .50% , 11/15/33 .................................................... 44,250,000 45,314,766
4 .00% , 2/15/34 .................................................... 11,030,000 10,881,784
3 .88% , 8/15/34 .................................................... 83,000,000 80,899,062

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
4 .25% , 11/15/34 .................................................... $ 26,250,000 $ 26,332,031
Total U.S. Treasury Obligations (Cost $980,529,426) 950,149,946
Commercial Paper (0.3%)
Energy (0.1%):
The Williams Cos., Inc. , 4 .51% , 4/1/25 (a) (j) .................................... 2,500,000 2,499,687
Utilities (0.2%):
Ameren Illinois Co. , 4 .45% , 4/1/25 (a) (j) ...................................... 5,000,000 4,999,381
Total Commercial Paper (Cost $7,500,000) 7,499,068
Shares
Collateral for Securities Loaned (0.4%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .26% (k) ........ 2,628,194 2,628,194
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .27% (k) ............ 2,628,194 2,628,194
Invesco Government & Agency Portfolio, Institutional Shares , 4 .30% (k) ............... 2,628,194 2,628,194
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .27% (k) . 2,628,194 2,628,194
Total Collateral for Securities Loaned (Cost $10,512,776) 10,512,776
Total Investments (Cost $2,454,844,640) — 99.8% 2,389,174,493
Other assets in excess of liabilities — 0.2% 5,136,204
NET ASSETS - 100.00% $ 2,394,310,697
At March 31, 2025, the Fund's investments in foreign securities were 5.7% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2025, the fair value of these securities was
$476,991,167 and amounted to 19.9% of net assets.
(b) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at March 31, 2025.
(c) Security is interest only.
(d) Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2025.
(e) All or a portion of this security is on loan.
(f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(g) Issuer filed for bankruptcy.
(h) Securities referencing LIBOR are expected to transition to an alternative reference rate by the security's next scheduled coupon reset date.
(i) Amount represents less than 0.05% of net assets.
(j) Rate represents the effective yield at March 31, 2025.
(k) Rate disclosed is the daily yield on March 31, 2025.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2025.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2025.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
IDA
—
Industrial Development Authority
LIBOR
—
London Interbank Offered Rate
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of March 31, 2025.
SOFR30A
—
30 day average of SOFR, rate disclosed as of March 31, 2025.
SOFR90A
—
90 day average of SOFR, rate disclosed as of March 31, 2025.
TSFR1M
—
1 Month Term SOFR, rate disclosed as of March 31, 2025.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of March 31, 2025.

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
US0003M
—
3 Month US Dollar LIBOR, rate disclosed as of March 31, 2025, based on the last reset date of the security.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of March 31, 2025.
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

Schedule of Portfolio Investments
March 31, 2025
Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Security Description Principal Amount . Value
Asset-Backed Securities (19.2%)
ABS Auto (8.2%):
Ally Auto Receivables Trust , Series 2024-1 , Class B , 5 .16% , 10/15/29 , Callable 8/15/27 @ 100 $ 474,000 $ 479,551
Ally Bank Auto Credit-Linked Notes , Series 2024-B , Class D , 5 .41% , 9/15/32 , Callable
3/15/28 @ 100 (a) ................................................... 323,068 323,783
American Heritage Auto Receivables Trust .....................................
Series 2024-1A , Class B , 5 .32% , 9/16/30 , Callable 10/15/28 @ 100 (a) ............. 106,773 107,381
Series 2024-1A , Class C , 5 .63% , 12/16/30 , Callable 10/15/28 @ 100 (a) ............ 130,500 132,362
Series 2024-1A , Class D , 6 .34% , 1/18/33 , Callable 10/15/28 @ 100 (a) ............. 111,595 111,732
AmeriCredit Automobile Receivables Trust ....................................
Series 2020-3 , Class D , 1 .49% , 9/18/26 , Callable 4/18/25 @ 100 ................. 50,000 49,916
Series 2021-1 , Class D , 1 .21% , 12/18/26 , Callable 6/18/25 @ 100 ................ 191,000 189,441
Series 2021-3 , Class C , 1 .41% , 8/18/27 , Callable 7/18/26 @ 100 ................. 500,000 486,007
ARI Fleet Lease Trust ....................................................
Series 2022-A , Class A3 , 3 .43% , 1/15/31 , Callable 5/15/25 @ 100 (a) .............. 117,657 117,480
Series 2022-A , Class B , 3 .79% , 1/15/31 , Callable 5/15/25 @ 100 (a) ............... 116,000 115,858
Series 2022-A , Class C , 4 .17% , 1/15/31 , Callable 5/15/25 @ 100 (a) ............... 250,000 249,705
Series 2024-A , Class C , 5 .38% , 11/15/32 , Callable 9/15/27 @ 100 (a) .............. 50,000 50,578
Series 2024-B , Class A3 , 5 .26% , 4/15/33 , Callable 7/15/27 @ 100 (a) .............. 293,000 297,758
Series 2024-B , Class B , 5 .39% , 4/15/33 , Callable 7/15/27 @ 100 (a) ............... 53,000 54,057
Series 2024-B , Class C , 5 .55% , 4/15/33 , Callable 7/15/27 @ 100 (a) ............... 90,000 91,570
Series 2025-A , Class C , 4 .90% , 1/17/34 , Callable 9/15/28 @ 100 (a) ............... 135,417 134,711
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2022-5A , Class B , 7 .09% , 4/20/27 (a) ................................ 500,000 507,347
Series 2023-6A , Class B , 6 .40% , 12/20/29 (a) ............................... 189,000 195,364
Series 2023-6A , Class C , 7 .03% , 12/20/29 (a) ............................... 251,000 259,228
BofA Auto Trust , Series 2024-1A , Class A3 , 5 .35% , 11/15/28 , Callable 6/15/27 @ 100 (a) ... 160,000 161,869
CarMax Auto Owner Trust ................................................
Series 2021-2 , Class C , 1 .34% , 2/16/27 , Callable 5/15/25 @ 100 ................. 60,000 59,723
Series 2021-3 , Class D , 1 .50% , 1/18/28 , Callable 9/15/25 @ 100 ................. 79,000 77,296
Series 2022-3 , Class D , 6 .20% , 1/16/29 , Callable 10/15/26 @ 100 ................ 200,000 202,319
Series 2023-3 , Class D , 6 .44% , 12/16/30 , Callable 8/15/27 @ 100 ................ 220,000 224,850
Series 2024-3 , Class D , 5 .67% , 1/15/31 , Callable 2/15/28 @ 100 ................. 134,000 135,163
Carvana Auto Receivables Trust ............................................
Series 2021-N4 , Class D , 2 .30% , 9/11/28 , Callable 9/10/27 @ 100 ................ 199,084 190,972
Series 2021-P4 , Class B , 1 .98% , 2/10/28 , Callable 9/10/27 @ 100 ................ 500,000 476,860
Chase Auto Owner Trust ..................................................
Series 2024-1A , Class D , 5 .87% , 6/25/31 , Callable 2/25/28 @ 100 (a) .............. 211,000 216,475
Series 2024-2A , Class D , 6 .15% , 8/25/31 , Callable 12/25/27 @ 100 (a) ............. 242,000 250,736
Series 2024-3A , Class B , 5 .28% , 1/25/30 , Callable 2/25/28 @ 100 (a) .............. 198,000 201,097
Series 2024-3A , Class C , 5 .41% , 2/28/30 , Callable 2/25/28 @ 100 (a) .............. 295,000 300,419
Series 2024-4A , Class C , 5 .46% , 7/25/30 , Callable 2/25/28 @ 100 (a) .............. 200,000 204,047
Series 2024-4A , Class D , 5 .79% , 11/25/31 , Callable 2/25/28 @ 100 (a) ............. 187,000 192,051
Series 2024-5A , Class C , 4 .62% , 8/26/30 , Callable 6/25/28 @ 100 (a) .............. 274,000 270,946
Series 2024-5A , Class D , 4 .97% , 1/26/32 , Callable 6/25/28 @ 100 (a) .............. 122,000 121,412
Chesapeake Funding II LLC ...............................................
Series 2023-1A , Class B , 5 .59% , 5/15/35 , Callable 4/15/26 @ 100 (a) .............. 57,000 57,386
Series 2023-1A , Class C , 6 .07% , 5/15/35 , Callable 4/15/26 @ 100 (a) .............. 64,000 64,402
Series 2023-1A , Class D , 6 .69% , 5/15/35 , Callable 4/15/26 @ 100 (a) .............. 96,000 97,108
Series 2023-2A , Class A1 , 6 .16% , 10/15/35 , Callable 10/15/26 @ 100 (a) ........... 64,464 65,323
Series 2023-2A , Class B , 5 .97% , 10/15/35 , Callable 10/15/26 @ 100 (a) ............ 119,000 122,053
Series 2023-2A , Class C , 6 .15% , 10/15/35 , Callable 10/15/26 @ 100 (a) ............ 185,000 188,706
Series 2024-1A , Class B , 5 .44% , 5/15/36 , Callable 6/15/27 @ 100 (a) .............. 223,000 226,378
Series 2024-1A , Class C , 5 .60% , 5/15/36 , Callable 6/15/27 @ 100 (a) .............. 192,000 193,490
Credit Acceptance Auto Loan Trust ..........................................
Series 2022-1A , Class B , 4 .95% , 8/16/32 , Callable 1/15/26 @ 100 (a) .............. 450,000 449,922
Series 2023-1A , Class B , 7 .02% , 5/16/33 , Callable 10/15/26 @ 100 (a) ............. 750,000 765,355
Series 2023-2A , Class C , 7 .15% , 9/15/33 , Callable 11/15/26 @ 100 (a) ............. 189,000 194,203
Series 2023-3A , Class A , 6 .39% , 8/15/33 , Callable 3/15/27 @ 100 (a) .............. 125,000 126,477
Series 2023-3A , Class B , 7 .09% , 10/17/33 , Callable 3/15/27 @ 100 (a) ............. 118,000 121,370
Series 2023-3A , Class C , 7 .62% , 12/15/33 , Callable 3/15/27 @ 100 (a) ............. 196,000 204,384
Series 2023-5A , Class A , 6 .13% , 12/15/33 , Callable 6/15/27 @ 100 (a) ............. 302,064 306,463
Series 2023-5A , Class C , 7 .30% , 4/17/34 , Callable 6/15/27 @ 100 (a) .............. 234,254 243,904
Series 2024-1A , Class C , 6 .71% , 7/17/34 , Callable 6/15/27 @ 100 (a) .............. 237,000 243,376

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
Drive Auto Receivables Trust , Series 2021-2 , Class D , 1 .39% , 3/15/29 , Callable 9/15/25 @ 100 $ 148,009 $ 146,105
Ent Auto Receivables Trust ................................................
Series 2023-1A , Class A4 , 6 .26% , 11/15/29 , Callable 9/15/28 @ 100 (a) ............ 74,472 76,674
Series 2023-1A , Class B , 6 .45% , 1/15/30 , Callable 9/15/28 @ 100 (a) .............. 845,000 872,246
Series 2023-1A , Class C , 6 .77% , 4/15/30 , Callable 9/15/28 @ 100 (a) .............. 48,794 50,794
Enterprise Fleet Financing LLC .............................................
Series 2022-4 , Class A3 , 5 .65% , 10/22/29 , Callable 7/20/26 @ 100 (a) ............. 250,000 253,390
Series 2023-2 , Class A2 , 5 .56% , 4/22/30 , Callable 2/20/27 @ 100 (a) .............. 106,415 107,135
Series 2023-3 , Class A3 , 6 .41% , 6/20/30 , Callable 7/20/27 @ 100 (a) .............. 151,000 157,198
Series 2024-1 , Class A2 , 5 .23% , 3/20/30 , Callable 8/20/27 @ 100 (a) .............. 245,403 246,919
Series 2024-2 , Class A4 , 5 .69% , 12/20/30 , Callable 1/20/28 @ 100 (a) ............. 92,000 94,865
FCCU Auto Receivables Trust ..............................................
Series 2024-1A , Class B , 5 .71% , 7/15/30 , Callable 5/15/28 @ 100 (a) .............. 1,000,000 1,018,251
Series 2024-1A , Class C , 6 .00% , 10/15/30 , Callable 5/15/28 @ 100 (a) ............. 45,918 47,106
First Investors Auto Owner Trust , Series 2021-1A , Class E , 3 .35% , 4/15/27 , Callable 4/15/25
@ 100 (a) ......................................................... 238,000 237,780
Flagship Credit Auto Trust ................................................
Series 2019-4 , Class E , 4 .11% , 3/15/27 , Callable 4/15/25 @ 100 (a) ............... 1,160,029 1,153,847
Series 2021-4 , Class C , 1 .96% , 12/15/27 , Callable 2/15/27 @ 100 (a) .............. 500,000 492,570
Ford Credit Auto Lease Trust ..............................................
Series 2023-A , Class C , 5 .54% , 12/15/26 , Callable 8/15/25 @ 100 ................ 90,000 90,114
Series 2023-B , Class C , 6 .43% , 4/15/27 , Callable 3/15/26 @ 100 ................. 166,000 168,503
Ford Credit Auto Owner Trust ..............................................
Series 2021-2 , Class C , 2 .11% , 5/15/34 , Callable 11/15/26 @ 100 (a) .............. 689,000 657,594
Series 2021-2 , Class D , 2 .60% , 5/15/34 , Callable 11/15/26 @ 100 (a) .............. 750,000 718,563
Series 2022-1 , Class C , 4 .67% , 11/15/34 , Callable 5/15/27 @ 100 (a) .............. 950,000 942,241
Series 2022-1 , Class D , 5 .16% , 11/15/34 , Callable 5/15/27 @ 100 (a) .............. 102,000 101,736
Series 2023-1 , Class B , 5 .29% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 206,000 209,131
Series 2023-1 , Class C , 5 .58% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 750,000 761,005
Series 2023-1 , Class D , 6 .26% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 750,000 767,752
Series 2023-2 , Class B , 5 .92% , 2/15/36 , Callable 8/15/28 @ 100 (a) ............... 195,000 202,117
Series 2023-2 , Class C , 6 .16% , 2/15/36 , Callable 8/15/28 @ 100 (a) ............... 440,000 455,145
Series 2023-2 , Class D , 6 .60% , 2/15/36 , Callable 8/15/28 @ 100 (a) ............... 118,711 122,567
Foursight Capital Automobile Receivables Trust , Series 2023-1 , Class B , 5 .35% , 3/15/28 ,
Callable 1/15/27 @ 100 (a) ............................................ 313,000 313,368
GECU Auto Receivables Trust , Series 2023-1A , Class C , 6 .33% , 4/15/30 , Callable 8/15/28 @
100 (a) ........................................................... 19,000 19,669
GLS Auto Receivables Issuer Trust ..........................................
Series 2021-3A , Class E , 3 .20% , 10/16/28 , Callable 4/15/26 @ 100 (a) ............. 1,110,000 1,083,239
Series 2023-1A , Class D , 7 .01% , 1/16/29 , Callable 9/15/27 @ 100 (a) .............. 109,000 111,603
GLS Auto Select Receivables Trust ..........................................
Series 2023-2A , Class D , 8 .22% , 2/18/31 , Callable 8/15/28 @ 100 (a) .............. 120,000 129,324
Series 2024-1A , Class C , 5 .69% , 3/15/30 , Callable 3/15/28 @ 100 (a) .............. 95,000 96,344
Series 2024-4A , Class C , 4 .75% , 11/15/30 , Callable 6/15/29 @ 100 (a) ............. 191,000 188,362
GM Financial Revolving Receivables Trust , Series 2021-1 , Class B , 1 .49% , 6/12/34 , Callable
9/11/26 @ 100 (a) ................................................... 250,000 238,541
GMF Floorplan Owner Revolving Trust .......................................
Series 2023-1 , Class B , 5 .73% , 6/15/28 (a) ................................. 200,403 202,514
Series 2024-2A , Class B , 5 .35% , 3/15/31 (a) ................................ 1,009,191 1,026,588
GreenState Auto Receivables Trust ..........................................
Series 2024-1A , Class C , 5 .77% , 2/15/30 , Callable 3/15/28 @ 100 (a) .............. 73,000 74,342
Series 2024-1A , Class D , 6 .50% , 6/15/32 , Callable 3/15/28 @ 100 (a) .............. 70,000 70,665
GTE Auto Receivables Trust ...............................................
Series 2023-1 , Class A3 , 5 .18% , 3/15/28 , Callable 1/15/27 @ 100 (a) .............. 909,393 911,071
Series 2023-1 , Class B , 5 .39% , 8/15/29 , Callable 1/15/27 @ 100 (a) ............... 224,000 225,769
Series 2023-1 , Class C , 5 .88% , 11/15/29 , Callable 1/15/27 @ 100 (a) .............. 168,000 170,600
Hertz Vehicle Financing III LLC ............................................
Series 2022-1A , Class B , 2 .19% , 6/25/26 , Callable 6/25/25 @ 100 (a) .............. 66,667 66,359
Series 2023-1A , Class C , 6 .91% , 6/25/27 (a) ................................ 261,000 263,722
Series 2023-2A , Class B , 6 .49% , 9/25/29 (a) ................................ 212,000 219,392
Series 2023-2A , Class C , 7 .13% , 9/25/29 (a) ................................ 75,000 77,297
Series 2023-3A , Class A , 5 .94% , 2/25/28 (a) ................................ 125,000 127,169
Series 2023-3A , Class B , 6 .53% , 2/25/28 (a) ................................ 38,000 38,818
Series 2023-4A , Class C , 7 .51% , 3/25/30 (a) ................................ 220,000 230,045

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
Hertz Vehicle Financing LLC ..............................................
Series 2022-2A , Class B , 2 .65% , 6/26/28 , Callable 6/25/27 @ 100 (a) .............. $ 1,000,000 $ 950,965
Series 2022-4A , Class B , 4 .12% , 9/25/26 , Callable 9/25/25 @ 100 (a) .............. 700,000 697,964
Huntington Bank Auto Credit-Linked Notes ....................................
Series 2024-1 , Class B1 , 6 .15% , 5/20/32 , Callable 11/20/27 @ 100 (a) ............. 134,373 136,042
Series 2024-2 , Class B1 , 5 .44% , 10/20/32 , Callable 9/20/28 @ 100 (a) ............. 566,740 569,473
Hyundai Auto Receivables Trust ............................................
Series 2020-C , Class C , 1 .08% , 12/15/27 , Callable 4/15/25 @ 100 ................ 262,631 262,191
Series 2021-C , Class C , 1 .66% , 6/15/28 , Callable 3/15/26 @ 100 ................. 500,000 486,492
Series 2024-C , Class B , 4 .67% , 1/15/31 , Callable 11/15/28 @ 100 ................ 109,000 108,680
JPMorgan Chase Bank NA ................................................
Series 2021-3 , Class B , 0 .76% , 2/26/29 , Callable 5/25/25 @ 100 (a) ............... 4,083 4,067
Series 2021-3 , Class E , 2 .10% , 2/26/29 , Callable 5/25/25 @ 100 (a) ............... 249 248
Series 2021-3 , Class F , 3 .69% , 2/26/29 , Callable 5/25/25 @ 100 (a) ............... 1,150,000 1,147,122
LAD Auto Receivables Trust ...............................................
Series 2021-1A , Class C , 2 .35% , 4/15/27 , Callable 12/15/25 @ 100 (a) ............. 324,020 322,425
Series 2023-1A , Class B , 5 .59% , 8/16/27 , Callable 4/15/27 @ 100 (a) .............. 240,000 240,967
Series 2023-1A , Class C , 6 .18% , 12/15/27 , Callable 4/15/27 @ 100 (a) ............. 520,000 525,594
Series 2023-1A , Class D , 7 .30% , 6/17/30 , Callable 4/15/27 @ 100 (a) .............. 226,000 231,758
Series 2023-2A , Class C , 5 .58% , 9/15/28 , Callable 6/15/27 @ 100 (a) .............. 200,000 201,352
Series 2023-2A , Class D , 6 .30% , 2/15/31 , Callable 6/15/27 @ 100 (a) .............. 52,000 52,791
Series 2023-3A , Class B , 6 .09% , 6/15/28 , Callable 7/15/27 @ 100 (a) .............. 214,000 217,166
Series 2023-3A , Class D , 6 .92% , 12/16/30 , Callable 7/15/27 @ 100 (a) ............. 198,000 203,942
Series 2023-4A , Class B , 6 .39% , 10/16/28 , Callable 10/15/27 @ 100 (a) ............ 182,141 186,090
Series 2023-4A , Class C , 6 .76% , 3/15/29 , Callable 10/15/27 @ 100 (a) ............. 212,497 218,980
Series 2023-4A , Class D , 7 .37% , 4/15/31 , Callable 10/15/27 @ 100 (a) ............. 303,568 315,798
Series 2024-1A , Class C , 5 .64% , 6/15/29 , Callable 11/15/27 @ 100 (a) ............. 207,000 209,419
Series 2024-2A , Class B , 5 .50% , 7/16/29 , Callable 2/15/28 @ 100 (a) .............. 198,627 201,472
Series 2024-2A , Class C , 5 .66% , 10/15/29 , Callable 2/15/28 @ 100 (a) ............. 198,627 201,179
Series 2024-2A , Class D , 6 .37% , 10/15/31 , Callable 2/15/28 @ 100 (a) ............. 162,212 165,757
Series 2024-3A , Class D , 5 .18% , 2/17/32 , Callable 5/15/28 @ 100 (a) .............. 224,000 220,794
Merchants Fleet Funding LLC ..............................................
Series 2024-1A , Class A , 5 .82% , 4/20/37 , Callable 5/20/27 @ 100 (a) .............. 285,000 287,331
Series 2024-1A , Class B , 5 .95% , 4/20/37 , Callable 5/20/27 @ 100 (a) .............. 485,000 491,513
Series 2024-1A , Class C , 6 .18% , 4/20/37 , Callable 5/20/27 @ 100 (a) .............. 659,000 668,971
Series 2024-1A , Class D , 6 .85% , 4/20/37 , Callable 5/20/27 @ 100 (a) .............. 476,000 482,609
Navistar Financial Dealer Note Master Owner Trust ..............................
Series 2024-1 , Class B , 5 .79% , 4/25/29 (a) ................................. 50,000 50,494
Series 2024-1 , Class C , 6 .13% , 4/25/29 (a) ................................. 82,000 82,698
Navistar Financial Dealer Note Master Owner Trust II , Series 2023-1 , Class A , 6 .18% ,
8/25/28 (a) ........................................................ 81,433 81,846
OCCU Auto Receivables Trust .............................................
Series 2023-1A , Class A4 , 6 .29% , 9/17/29 , Callable 1/15/28 @ 100 (a) ............. 92,500 94,896
Series 2023-1A , Class D , 7 .88% , 12/15/31 , Callable 1/15/28 @ 100 (a) ............. 329,346 343,954
Oscar US Funding XII LLC , Series 2021-1A , Class A4 , 1 .00% , 4/10/28 , Callable 4/10/25 @
100 (a) ........................................................... 84,250 83,018
Oscar US Funding XIV LLC , Series 2022-1A , Class A4 , 2 .82% , 4/10/29 , Callable 4/10/26 @
100 (a) ........................................................... 981,780 966,496
Oscar US Funding XVII LLC , Series 2024-2A , Class A3 , 4 .47% , 3/12/29 , Callable 11/10/28 @
100 (a) ........................................................... 241,000 240,281
PenFed Auto Receivables Owner Trust ........................................
Series 2022-A , Class A4 , 4 .18% , 12/15/28 , Callable 3/15/26 @ 100 (a) ............. 216,258 215,955
Series 2022-A , Class D , 5 .85% , 6/17/30 , Callable 3/15/26 @ 100 (a) ............... 106,000 106,393
Prestige Auto Receivables Trust , Series 2023-1A , Class C , 5 .65% , 2/15/28 , Callable 6/15/27 @
100 (a) ........................................................... 265,000 265,919
Santander Bank Auto Credit-Linked Notes .....................................
Series 2022-A , Class B , 5 .28% , 5/15/32 , Callable 2/15/26 @ 100 (a) ............... 59,726 59,724
Series 2022-A , Class C , 7 .38% , 5/15/32 , Callable 2/15/26 @ 100 (a) ............... 29,703 29,701
Series 2022-A , Class D , 9 .97% , 5/15/32 , Callable 2/15/26 @ 100 (a) ............... 719,057 729,394
Series 2022-C , Class D , 8 .20% , 12/15/32 , Callable 12/15/26 @ 100 (a) ............. 31,069 31,233
Series 2023-A , Class C , 6 .74% , 6/15/33 , Callable 7/15/27 @ 100 (a) ............... 154,848 155,741
Series 2023-A , Class D , 7 .08% , 6/15/33 , Callable 7/15/27 @ 100 (a) ............... 11,180 11,252
Series 2023-B , Class B , 5 .64% , 12/15/33 , Callable 12/15/27 @ 100 (a) ............. 153,877 154,936
Series 2023-B , Class C , 5 .93% , 12/15/33 , Callable 12/15/27 @ 100 (a) ............. 65,567 66,253

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
Series 2023-B , Class D , 6 .66% , 12/15/33 , Callable 12/15/27 @ 100 (a) ............. $ 189,882 $ 192,793
Series 2024-B , Class B , 4 .97% , 1/18/33 , Callable 4/15/29 @ 100 (a) ............... 544,000 543,244
Series 2024-B , Class C , 5 .14% , 1/18/33 , Callable 4/15/29 @ 100 (a) ............... 619,778 620,327
Series 2024-B , Class D , 5 .48% , 1/18/33 , Callable 4/15/29 @ 100 (a) ............... 770,100 772,761
Series 2024-B , Class E , 6 .80% , 1/18/33 , Callable 4/15/29 @ 100 (a) ............... 308,000 304,885
Santander Consumer Auto Receivables Trust , Series 2021-AA , Class E , 3 .28% , 3/15/27 ,
Callable 12/15/25 @ 100 (a) ........................................... 60,000 59,132
SBNA Auto Lease Trust , Series 2024-B , Class A4 , 5 .55% , 12/20/28 , Callable 5/20/27 @ 100 (a) 132,657 134,693
SBNA Auto Receivables Trust , Series 2024-A , Class B , 5 .29% , 9/17/29 , Callable 5/15/28 @
100 (a) ........................................................... 203,000 204,768
SCCU Auto Receivables Trust ..............................................
Series 2023-1A , Class C , 6 .61% , 3/15/30 , Callable 1/15/28 @ 100 (a) .............. 429,952 446,264
Series 2023-1A , Class D , 7 .34% , 11/17/31 , Callable 1/15/28 @ 100 (a) ............. 226,365 233,448
Series 2024-1A , Class C , 5 .62% , 12/16/30 , Callable 12/15/27 @ 100 (a) ............ 199,759 202,544
Securitized Term Auto Receivables Trust ......................................
Series 2025-A , Class B , 5 .04% , 7/25/31 , Callable 4/25/28 @ 100 (a) ............... 477,647 480,640
Series 2025-A , Class C , 5 .19% , 7/25/31 , Callable 4/25/28 @ 100 (a) ............... 384,646 386,733
SFS Auto Receivables Securitization Trust .....................................
Series 2023-1A , Class C , 5 .97% , 2/20/31 , Callable 11/20/27 @ 100 (a) ............. 167,000 170,969
Series 2024-1A , Class C , 5 .51% , 1/20/32 , Callable 4/20/28 @ 100 (a) .............. 126,000 127,796
Tesla Auto Lease Trust ...................................................
Series 2023-A , Class B , 6 .41% , 7/20/27 , Callable 8/20/25 @ 100 (a) ............... 280,000 281,463
Series 2023-B , Class A4 , 6 .22% , 3/22/27 , Callable 11/20/25 @ 100 (a) ............. 87,000 87,807
Tesla Electric Vehicle Trust , Series 2023-1 , Class B , 5 .82% , 5/20/31 , Callable 8/20/27 @
100 (a) ........................................................... 200,000 204,910
Toyota Lease Owner Trust , Series 2023-A , Class A4 , 5 .05% , 8/20/27 , Callable 8/20/25 @
100 (a) ........................................................... 100,000 100,128
U.S. Bank NA , Series 2023-1 , Class B , 6 .79% , 8/25/32 , Callable 10/25/26 @ 100 (a) ....... 170,279 172,493
United Auto Credit Securitization Trust .......................................
Series 2023-1 , Class C , 6 .28% , 7/10/28 , Callable 10/10/26 @ 100 (a) .............. 219,156 219,404
Series 2024-1 , Class B , 6 .57% , 6/10/27 , Callable 2/10/27 @ 100 (a) ............... 209,000 209,924
Veridian Auto Receivables Trust ............................................
Series 2023-1A , Class B , 5 .86% , 4/16/29 , Callable 9/15/27 @ 100 (a) .............. 636,000 646,986
Series 2023-1A , Class C , 6 .37% , 7/16/29 , Callable 9/15/27 @ 100 (a) .............. 220,000 226,190
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2023-1A , Class A , 5 .80% , 4/18/38 (a) ................................ 109,936 110,801
Series 2023-2A , Class B , 6 .75% , 8/18/38 (a) ................................ 181,000 187,008
Series 2023-2A , Class C , 6 .94% , 8/18/38 (a) ................................ 195,000 200,703
Series 2023-2A , Class D , 7 .38% , 8/18/38 (a) ................................ 220,000 228,916
Series 2024-1A , Class C , 5 .69% , 2/18/39 (a) ................................ 341,000 343,886
Series 2024-2A , Class A1 , 4 .87% , 6/21/39 (a) ............................... 1,437,000 1,443,582
Series 2024-2A , Class C , 4 .89% , 6/21/39 (a) ................................ 335,000 334,978
Series 2024-3A , Class B , 5 .07% , 9/19/39 (a) ................................ 318,376 320,012
Series 2024-3A , Class C , 5 .21% , 9/19/39 (a) ................................ 345,742 344,448
51,270,485
ABS Card (1.9%):
American Express Credit Account Master Trust , Series 2024-2 , Class A , 5 .24% , 4/15/31 .... 3,238,000 3,344,126
BA Credit Card Trust , Series 2024-A1 , Class A , 4 .93% , 5/15/29 ...................... 232,000 235,163
CARDS II Trust ........................................................
Series 2024-1A , Class C , 5 .84% , 7/16/29 (a) ................................ 168,000 169,346
Series 2025-1A , Class C , 5 .42% , 3/17/31 (a) ................................ 1,350,000 1,353,338
Evergreen Credit Card Trust ...............................................
Series 2024-CRT4 , Class B , 5 .25% , 10/15/28 (a) ............................. 467,000 469,699
Series 2024-CRT4 , Class C , 5 .64% , 10/15/28 (a) ............................. 267,000 268,590
Series 2025-CRT5 , Class B , 5 .24% , 5/15/29 (a) .............................. 996,000 1,003,257
Series 2025-CRT5 , Class C , 5 .53% , 5/15/29 (a) .............................. 450,000 451,801
Golden Credit Card Trust , Series 2021-1A , Class C , 1 .74% , 8/15/28 (a) ................. 200,000 190,830
Master Credit Card Trust .................................................
Series 2022-2A , Class B , 2 .38% , 7/21/28 (a) ................................ 500,000 479,382
Series 2022-2A , Class C , 2 .73% , 7/21/28 (a) ................................ 312,000 298,332
Master Credit Card Trust II ................................................
Series 2023-1A , Class C , 5 .87% , 6/21/27 (a) ................................ 250,000 251,150
Series 2023-2A , Class C , 6 .89% , 1/21/27 (a) ................................ 95,000 95,444
Series 2023-4A , Class B , 6 .56% , 10/21/32 (a) ............................... 104,000 109,460

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
Series 2023-4A , Class C , 7 .53% , 10/21/32 (a) ............................... $ 265,000 $ 278,646
Series 2024-1A , Class B , 5 .53% , 1/21/28 (a) ................................ 193,000 193,948
Series 2024-1A , Class C , 6 .02% , 1/21/28 (a) ................................ 171,000 172,110
Synchrony Card Funding LLC .............................................
Series 2022-A1 , Class A , 3 .37% , 4/15/28 , Callable 4/15/25 @ 100 ................ 220,000 219,894
Series 2023-A1 , Class A , 5 .54% , 7/15/29 .................................. 59,000 59,816
Synchrony Card Issuance Trust , Series 2025-A1 , Class A , 4 .78% , 2/18/31 .............. 240,000 242,781
Trillium Credit Card Trust II ...............................................
Series 2021-1A , Class C , 2 .42% , 10/26/29 (a) ............................... 833,000 797,693
Series 2023-1A , Class C , 6 .06% , 3/26/31 (a) ................................ 72,000 73,172
Series 2023-2A , Class B , 5 .35% , 3/26/33 (a) ................................ 100,000 101,154
Series 2023-3A , Class B , 6 .26% , 8/26/28 (a) ................................ 234,000 235,133
Series 2023-3A , Class C , 6 .94% , 8/26/28 (a) ................................ 214,000 215,377
Series 2024-1A , Class B , 5 .50% , 12/26/28 (a) ............................... 228,000 228,942
Series 2024-1A , Class C , 5 .99% , 12/26/28 (a) ............................... 121,000 121,675
11,660,259
ABS Other (9.1%):
Amur Equipment Finance Receivables X LLC , Series 2022-1A , Class B , 2 .20% , 1/20/28 ,
Callable 9/20/25 @ 100 (a) ............................................ 676,000 669,494
Amur Equipment Finance Receivables XI LLC , Series 2022-2A , Class A2 , 5 .30% , 6/21/28 ,
Callable 6/20/26 @ 100 (a) ............................................ 229,114 229,633
Amur Equipment Finance Receivables XII LLC .................................
Series 2023-1A , Class C , 6 .36% , 12/20/29 , Callable 6/20/27 @ 100 (a) ............. 131,151 135,372
Series 2023-1A , Class D , 7 .48% , 7/22/30 , Callable 6/20/27 @ 100 (a) .............. 37,000 38,875
Amur Equipment Finance Receivables XIII LLC ................................
Series 2024-1A , Class B , 5 .37% , 1/21/31 , Callable 3/20/28 @ 100 (a) .............. 119,000 120,734
Series 2024-1A , Class C , 5 .55% , 1/21/31 , Callable 3/20/28 @ 100 (a) .............. 262,000 266,811
Amur Equipment Finance Receivables XIV LLC ................................
Series 2024-2A , Class B , 5 .20% , 7/21/31 , Callable 8/20/28 @ 100 (a) .............. 1,000,000 1,011,618
Series 2024-2A , Class C , 5 .38% , 7/21/31 , Callable 8/20/28 @ 100 (a) .............. 333,000 338,052
Auxilior Term Funding LLC ...............................................
Series 2023-1A , Class B , 6 .05% , 6/17/30 , Callable 2/15/28 @ 100 (a) .............. 124,000 127,592
Series 2023-1A , Class C , 6 .50% , 11/15/30 , Callable 2/15/28 @ 100 (a) ............. 88,000 91,763
Series 2023-1A , Class D , 7 .27% , 12/16/30 , Callable 2/15/28 @ 100 (a) ............. 141,000 148,019
Series 2024-1A , Class B , 5 .69% , 7/15/31 , Callable 3/15/29 @ 100 (a) .............. 124,094 127,619
Barings Equipment Finance LLC , Series 2025-A , Class A4 , 5 .02% , 6/13/50 , Callable 8/13/30
@ 100 (a) ......................................................... 1,031,000 1,044,930
Blue Owl Asset Leasing Trust ..............................................
Series 2024-1A , Class B , 5 .41% , 3/15/30 , Callable 8/15/27 @ 100 (a) .............. 154,000 155,285
Series 2024-1A , Class C , 6 .38% , 1/15/31 , Callable 8/15/27 @ 100 (a) .............. 80,000 80,899
Capital Automotive REIT , Series 2024-3A , Class A1 , 4 .40% , 10/15/54 , Callable 10/15/27 @
100 (a) ........................................................... 278,886 268,022
CARS-DB7 LP , Series 2023-1A , Class A1 , 5 .75% , 9/15/53 , Callable 9/15/26 @ 100 (a) ..... 198,340 199,837
CCG Receivables Trust ...................................................
Series 2021-2 , Class C , 1 .50% , 3/14/29 , Callable 4/14/25 @ 100 (a) ............... 250,000 249,674
Series 2023-1 , Class C , 6 .28% , 9/16/30 , Callable 6/14/26 @ 100 (a) ............... 173,174 176,618
Series 2023-2 , Class D , 7 .18% , 4/14/32 , Callable 9/14/27 @ 100 (a) ............... 93,000 97,292
Series 2025-1 , Class C , 4 .89% , 10/14/32 , Callable 10/14/28 @ 100 (a) ............. 500,000 499,665
Series 2025-1 , Class D , 5 .28% , 10/14/32 , Callable 10/14/28 @ 100 (a) ............. 133,000 132,886
Clarus Capital Funding LLC , Series 2024-1A , Class C , 5 .01% , 8/20/32 , Callable 4/20/28 @
100 (a) ........................................................... 70,000 69,617
Cloud Capital Holdco LP , Series 2024-1A , Class A2 , 5 .78% , 11/22/49 , Callable 11/22/27 @
100 (a) ........................................................... 604,160 611,037
CP EF Asset Securitization I LLC , Series 2022-1A , Class A , 5 .96% , 4/15/30 , Callable 12/15/25
@ 100 (a) ......................................................... 13,602 13,607
CyrusOne Data Centers Issuer I LLC .........................................
Series 2024-2A , Class A2 , 4 .50% , 5/20/49 (a) ............................... 205,000 197,356
Series 2025-1A , Class A2 , 5 .91% , 2/20/50 , Callable 2/20/28 @ 100 (a) ............. 441,125 449,092
DB Master Finance LLC , Series 2021-1A , Class A2II , 2 .49% , 11/20/51 , Callable 11/20/25 @
100 (a) ........................................................... 1,306,125 1,200,265
Dell Equipment Finance Trust ..............................................
Series 2023-1 , Class D , 6 .80% , 3/22/29 , Callable 10/22/25 @ 100 (a) .............. 147,446 148,810
Series 2023-2 , Class C , 6 .06% , 1/22/29 , Callable 2/22/26 @ 100 (a) ............... 125,000 126,102
Series 2023-2 , Class D , 6 .74% , 7/23/29 , Callable 2/22/26 @ 100 (a) ............... 237,000 240,154

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
Series 2023-3 , Class D , 6 .75% , 10/22/29 , Callable 4/22/26 @ 100 (a) .............. $ 73,000 $ 74,397
Series 2024-1 , Class C , 5 .73% , 3/22/30 , Callable 6/22/26 @ 100 (a) ............... 92,000 93,287
Series 2024-1 , Class D , 6 .12% , 9/23/30 , Callable 6/22/26 @ 100 (a) ............... 92,000 93,666
Dext ABS LLC ........................................................
Series 2023-1 , Class B , 6 .55% , 3/15/32 , Callable 3/15/27 @ 100 (a) ............... 100,000 102,133
Series 2023-1 , Class D , 8 .82% , 3/15/33 , Callable 3/15/27 @ 100 (a) ............... 775,000 814,261
Series 2023-2 , Class C , 6 .93% , 5/15/34 , Callable 2/15/28 @ 100 (a) ............... 224,000 232,409
Series 2023-2 , Class D , 8 .30% , 5/15/34 , Callable 2/15/28 @ 100 (a) ............... 101,000 108,076
Diamond Issuer LLC , Series 2021-1A , Class B , 2 .70% , 11/20/51 , Callable 11/20/25 @ 100 (a) 654,000 604,426
DLLAA LLC ..........................................................
Series 2023-1A , Class A2 , 5 .93% , 7/20/26 , Callable 7/20/26 @ 100 (a) ............. 18,951 18,993
Series 2025-1A , Class A4 , 5 .08% , 4/20/33 , Callable 7/20/29 @ 100 (a) ............. 1,068,828 1,087,306
DLLAD LLC , Series 2024-1A , Class A4 , 5 .38% , 9/22/31 , Callable 2/20/29 @ 100 (a) ...... 128,980 132,354
DLLMT LLC , Series 2024-1A , Class A3 , 4 .84% , 8/21/28 , Callable 5/20/28 @ 100 (a) ...... 200,652 201,833
FirstKey Homes Trust ....................................................
Series 2021-SFR3 , Class A , 2 .14% , 12/17/38 (a) (b) ........................... 734,999 703,570
Series 2021-SFR3 , Class B , 2 .44% , 12/17/38 (a) (b) ........................... 500,000 480,734
Series 2021-SFR3 , Class D , 2 .79% , 12/17/38 (a) (b) ........................... 750,000 721,579
Ford Credit Floorplan Master Owner Trust .....................................
Series 2020-2 , Class C , 1 .87% , 9/15/27 ................................... 127,000 125,172
Series 2023-1 , Class B , 5 .31% , 5/15/28 (a) ................................. 70,000 70,344
Series 2024-2 , Class B , 5 .56% , 4/15/31 (a) ................................. 225,000 231,632
Series 2024-4 , Class B , 4 .61% , 9/15/31 (a) ................................. 1,829,000 1,831,522
Ford Credit Floorplan Master Owner Trust A , Series 2023-1 , Class C , 5 .75% , 5/15/28 (a) .... 106,000 107,069
Frontier Issuer LLC .....................................................
Series 2023-1 , Class A2 , 6 .60% , 8/20/53 , Callable 7/20/26 @ 100 (a) .............. 558,062 567,399
Series 2023-1 , Class B , 8 .30% , 8/20/53 , Callable 7/20/26 @ 100 (a) ............... 415,490 429,162
Series 2023-1 , Class C , 11 .50% , 8/20/53 , Callable 7/20/26 @ 100 (a) .............. 3,637,383 3,862,064
Series 2024-1 , Class A2 , 6 .19% , 6/20/54 , Callable 5/20/28 @ 100 (a) .............. 198,607 203,815
Series 2024-1 , Class C , 11 .16% , 6/20/54 , Callable 5/20/28 @ 100 (a) .............. 1,539,003 1,742,917
Granite Park Equipment Leasing LLC ........................................
Series 2023-1A , Class A2 , 6 .51% , 5/20/30 , Callable 12/20/25 @ 100 (a) ............ 22,232 22,355
Series 2023-1A , Class B , 6 .62% , 4/20/33 , Callable 12/20/25 @ 100 (a) ............. 97,000 102,330
Series 2023-1A , Class C , 6 .97% , 8/22/33 , Callable 12/20/25 @ 100 (a) ............. 89,000 94,381
Series 2023-1A , Class E , 7 .00% , 6/20/35 , Callable 12/20/25 @ 100 (a) ............. 74,000 72,630
Greatamerica Leasing Receivables Funding LLC , Series 2025-1 , Class C , 5 .01% , 1/18/33 ,
Callable 5/15/29 @ 100 (a) ............................................ 698,171 699,019
GreatAmerica Leasing Receivables Funding LLC , Series 2024-1 , Class C , 5 .43% , 12/15/31 ,
Callable 2/15/28 @ 100 (a) ............................................ 65,000 65,945
HPEFS Equipment Trust ..................................................
Series 2022-1A , Class D , 2 .40% , 11/20/29 , Callable 6/20/25 @ 100 (a) ............. 258,831 257,740
Series 2022-2A , Class D , 4 .94% , 3/20/30 , Callable 12/20/25 @ 100 (a) ............. 1,300,000 1,298,984
Series 2022-3A , Class C , 6 .13% , 8/20/29 , Callable 4/20/26 @ 100 (a) .............. 1,159,000 1,162,706
Series 2023-2A , Class D , 6 .97% , 7/21/31 , Callable 12/20/26 @ 100 (a) ............. 150,000 153,359
Series 2024-1A , Class D , 5 .82% , 11/20/31 , Callable 8/20/27 @ 100 (a) ............. 151,000 153,064
Series 2024-2A , Class B , 5 .35% , 10/20/31 , Callable 1/20/28 @ 100 (a) ............. 265,066 266,909
Series 2024-2A , Class D , 5 .82% , 4/20/32 , Callable 1/20/28 @ 100 (a) .............. 141,999 144,205
Kubota Credit Owner Trust ................................................
Series 2022-1A , Class A3 , 2 .67% , 10/15/26 , Callable 1/15/26 @ 100 (a) ............ 187,508 186,153
Series 2024-2A , Class A4 , 5 .19% , 5/15/30 , Callable 5/15/28 @ 100 (a) ............. 129,000 131,608
Series 2025-1A , Class A4 , 4 .87% , 7/15/30 , Callable 2/15/29 @ 100 (a) ............. 399,000 403,657
M&T Equipment LEAF Notes ..............................................
Series 2023-1A , Class A3 , 5 .74% , 7/15/30 , Callable 7/15/27 @ 100 (a) ............. 118,000 118,890
Series 2024-1A , Class A2 , 4 .99% , 8/18/31 , Callable 7/16/28 @ 100 (a) ............. 200,652 200,902
Series 2024-1A , Class A4 , 4 .94% , 8/18/31 , Callable 7/16/28 @ 100 (a) ............. 270,000 271,468
MMAF Equipment Finance LLC ............................................
Series 2021-A , Class A4 , 1 .04% , 11/13/30 (a) ............................... 252,245 244,074
Series 2023-A , Class A4 , 5 .50% , 12/13/38 (a) ............................... 152,000 155,687
Series 2024-A , Class A4 , 5 .10% , 7/13/49 , Callable 11/13/30 @ 100 (a) ............. 485,929 491,951
New Economy Assets Phase 1 Sponsor LLC ....................................
Series 2021-1 , Class A1 , 1 .91% , 10/20/61 , Callable 4/20/25 @ 100 (a) ............. 677,000 632,083
Series 2021-1 , Class B1 , 2 .41% , 10/20/61 , Callable 4/20/25 @ 100 (a) ............. 366,000 334,551
NMEF Funding LLC ....................................................
Series 2023-A , Class B , 6 .83% , 6/17/30 , Callable 6/15/27 @ 100 (a) ............... 207,000 212,556

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
Series 2024-A , Class A2 , 5 .15% , 12/15/31 , Callable 6/15/28 @ 100 (a) ............. $ 302,518 $ 303,826
Series 2024-A , Class B , 5 .32% , 12/15/31 , Callable 6/15/28 @ 100 (a) .............. 221,597 221,705
Series 2025-A , Class B , 5 .18% , 7/15/32 , Callable 11/15/28 @ 100 (a) .............. 615,166 615,938
Series 2025-A , Class C , 5 .79% , 7/15/32 , Callable 11/15/28 @ 100 (a) .............. 346,770 348,231
Pawnee Equipment Receivables LLC , Series 2021-1 , Class B , 1 .82% , 7/15/27 , Callable 8/15/25
@ 100 (a) ......................................................... 207,760 206,992
PEAC Solutions Receivables LLC ...........................................
Series 2025-1A , Class A3 , 5 .04% , 7/20/32 , Callable 11/20/28 @ 100 (a) ............ 412,000 415,435
Series 2025-1A , Class B , 5 .20% , 7/20/32 , Callable 11/20/28 @ 100 (a) ............. 376,000 378,739
Series 2025-1A , Class C , 5 .49% , 7/20/32 , Callable 11/20/28 @ 100 (a) ............. 295,000 296,139
Post Road Equipment Finance LLC ..........................................
Series 2024-1A , Class A2 , 5 .59% , 11/15/29 , Callable 4/15/27 @ 100 (a) ............ 154,602 155,348
Series 2024-1A , Class C , 5 .81% , 10/15/30 , Callable 4/15/27 @ 100 (a) ............. 76,000 77,355
Series 2024-1A , Class D , 6 .77% , 10/15/30 , Callable 4/15/27 @ 100 (a) ............. 531,000 544,328
Series 2025-1A , Class B , 5 .04% , 5/15/31 , Callable 6/15/28 @ 100 (a) .............. 105,000 105,736
Series 2025-1A , Class C , 5 .13% , 5/15/31 , Callable 6/15/28 @ 100 (a) .............. 250,000 251,865
Retained Vantage Data Centers Issuer LLC .....................................
Series 2024-1A , Class A2 , 4 .99% , 9/15/49 , Callable 9/15/27 @ 100 (a) ............. 395,744 388,853
Series 2024-1A , Class B , 5 .78% , 9/15/49 , Callable 9/15/27 @ 100 (a) .............. 106,679 104,884
SCF Equipment Leasing LLC ..............................................
Series 2021-1A , Class D , 1 .93% , 9/20/30 , Callable 4/20/25 @ 100 (a) .............. 457,997 457,144
Series 2022-2A , Class C , 6 .50% , 8/20/32 , Callable 8/20/25 @ 100 (a) .............. 196,294 200,053
Series 2022-2A , Class D , 6 .50% , 10/20/32 , Callable 8/20/25 @ 100 (a) ............. 329,793 337,260
Series 2023-1A , Class A3 , 6 .17% , 5/20/32 , Callable 11/20/26 @ 100 (a) ............ 153,000 153,548
Series 2024-1A , Class A3 , 5 .52% , 1/20/32 , Callable 3/20/30 @ 100 (a) ............. 3,000,000 3,063,601
SCF Equipment Trust LLC ................................................
Series 2025-1A , Class B , 5 .23% , 9/20/34 , Callable 9/20/31 @ 100 (a) .............. 1,765,427 1,785,690
Series 2025-1A , Class C , 5 .37% , 9/20/34 , Callable 9/20/31 @ 100 (a) .............. 1,598,672 1,619,109
Series 2025-1A , Class D , 5 .88% , 11/20/35 , Callable 9/20/31 @ 100 (a) ............. 1,440,341 1,442,302
Subway Funding LLC , Series 2024-1A , Class A2II , 6 .27% , 7/30/54 , Callable 7/30/28 @ 100 (a) 226,433 229,641
Switch ABS Issuer LLC , Series 2025-1A , Class A2 , 5 .04% , 3/25/55 , Callable 3/25/28 @
100 (a) ........................................................... 500,978 483,171
Tricon Residential Trust ..................................................
Series 2022-SFR2 , Class B , 5 .24% , 7/17/40 , Callable 7/17/28 @ 100 (a) (b) .......... 200,000 202,310
Series 2024-SFR4 , Class A , 4 .30% , 11/17/41 , Callable 11/17/29 @ 100 (a) (b) ........ 219,999 214,064
Trinity Rail Leasing LLC , Series 2022-1A , Class A , 4 .55% , 5/19/52 , Callable 4/21/25 @
100 (a) ........................................................... 454,606 441,304
Uniti Fiber ABS Issuer LLC ...............................................
Series 2025-1A , Class A2 , 5 .88% , 4/20/55 , Callable 10/20/28 @ 100 (a) ............ 426,488 434,424
Series 2025-1A , Class B , 6 .37% , 4/20/55 , Callable 10/20/28 @ 100 (a) ............. 177,000 180,052
Vantage Data Centers Issuer LLC , Series 2020-1A , Class A2 , 1 .65% , 9/15/45 , Callable 4/15/25
@ 100 (a) ......................................................... 43,687 42,991
Vantage Data Centers LLC , Series 2020-2A , Class A2 , 1 .99% , 9/15/45 , Callable 9/15/25 @
100 (a) ........................................................... 453,000 420,666
VB-S1 Issuer LLC - VBTEL ...............................................
Series 2022-1A , Class C2II , 3 .71% , 2/15/57 , Callable 2/15/30 @ 100 (a) ............ 1,000,000 881,274
Series 2022-1A , Class D , 4 .29% , 2/15/52 , Callable 2/15/26 @ 100 (a) .............. 300,000 290,630
Series 2022-1A , Class F , 5 .27% , 2/15/52 , Callable 2/15/26 @ 100 (a) .............. 1,500,000 1,447,552
Series 2024-1A , Class C2 , 5 .59% , 5/15/54 , Callable 5/15/27 @ 100 (a) ............. 146,000 146,893
Series 2024-1A , Class D , 6 .64% , 5/15/54 , Callable 5/15/27 @ 100 (a) .............. 107,000 109,121
Series 2024-1A , Class F , 8 .87% , 5/15/54 , Callable 5/15/27 @ 100 (a) .............. 7,000 7,263
Verdant Receivables LLC .................................................
Series 2023-1A , Class A2 , 6 .24% , 1/13/31 , Callable 11/12/27 @ 100 (a) ............ 32,556 33,094
Series 2023-1A , Class C , 6 .73% , 1/13/31 , Callable 11/12/27 @ 100 (a) ............. 47,000 48,586
Series 2024-1A , Class A2 , 5 .68% , 12/12/31 , Callable 9/12/28 @ 100 (a) ............ 169,594 172,248
Series 2024-1A , Class B , 5 .72% , 12/12/31 , Callable 9/12/28 @ 100 (a) ............. 57,000 58,332
Series 2024-1A , Class C , 6 .25% , 12/12/31 , Callable 9/12/28 @ 100 (a) ............. 47,000 48,287
Series 2024-1A , Class D , 7 .23% , 12/12/31 , Callable 9/12/28 @ 100 (a) ............. 59,000 61,459
Verizon Master Trust ....................................................
Series 2023-2 , Class A , 4 .89% , 4/13/28 , Callable 4/20/25 @ 100 ................. 129,000 129,014
Series 2024-2 , Class B , 5 .08% , 12/22/31 , Callable 12/20/28 @ 100 (a) ............. 265,000 267,839
Series 2024-3 , Class C , 5 .73% , 4/22/30 , Callable 4/20/27 @ 100 ................. 1,105,000 1,125,164
Series 2024-4 , Class C , 5 .60% , 6/20/29 , Callable 6/20/26 @ 100 ................. 80,000 80,733
Series 2024-7 , Class C , 4 .84% , 8/20/32 , Callable 8/20/29 @ 100 (a) ............... 478,533 475,496

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
Series 2024-8 , Class C , 4 .99% , 11/20/30 , Callable 11/20/27 @ 100 ............... $ 302,000 $ 303,339
Series 2025-2 , Class C , 5 .34% , 1/20/33 , Callable 1/20/30 @ 100 (a) ............... 1,905,958 1,929,526
Volvo Financial Equipment LLC , Series 2024-1A , Class A4 , 4 .29% , 7/15/31 , Callable 7/15/28
@ 100 (a) ......................................................... 1,000,000 993,549
Wingspire Equipment Finance LLC , Series 2024-1A , Class D , 6 .31% , 9/20/32 , Callable
11/20/27 @ 100 (a) .................................................. 108,170 109,382
Zayo Issuer LLC .......................................................
Series 2025-1A , Class A2 , 5 .65% , 3/20/55 , Callable 9/20/28 @ 100 (a) ............. 382,789 386,115
Series 2025-1A , Class B , 6 .09% , 3/20/55 , Callable 9/20/28 @ 100 (a) .............. 339,693 343,312
57,354,969
Total Asset-Backed Securities (Cost $119,877,061) 120,285,713
Collateralized Loan Obligations (1.5%)
Cash Flow CLO (1.5%):
720 East CLO IV Ltd. , Series 2024-1A , Class A2 , 6 .10% ( TSFR3M + 180 bps ) , 4/15/37 , Callable
4/15/26 @ 100 (a) (c) ................................................. 185,000 185,133
720 East CLO Ltd. ......................................................
Series 2022-1A , Class A2R , 5 .89% ( TSFR3M + 160 bps ) , 1/20/38 , Callable 1/20/27 @
100 (a) (c) ..................................................... 442,000 439,677
Series 2022-1A , Class BR , 5 .99% ( TSFR3M + 170 bps ) , 1/20/38 , Callable 1/20/27 @
100 (a) (c) ..................................................... 442,000 439,579
Series 2023-2A , Class A2 , 6 .45% ( TSFR3M + 215 bps ) , 10/15/36 , Callable 10/15/25 @
100 (a) (c) ..................................................... 245,000 245,380
Series 2023-2A , Class D , 9 .45% ( TSFR3M + 515 bps ) , 10/15/36 , Callable 10/15/25 @
100 (a) (c) ..................................................... 184,000 185,250
Series 2023-IA , Class B , 6 .80% ( TSFR3M + 250 bps ) , 4/15/36 , Callable 4/15/25 @
100 (a) (c) ..................................................... 250,000 249,854
Series 2023-IA , Class D , 10 .15% ( TSFR3M + 585 bps ) , 4/15/36 , Callable 4/15/25 @
100 (a) (c) ..................................................... 500,000 501,210
720 East CLO VII Ltd. , Series 2025-7A , Class A2 , 5 .68% ( TSFR3M + 140 bps ) , 4/20/37 (a) (c) . 300,000 299,341
AIMCO CLO Ltd. ......................................................
Series 2022-17A , Class XR , 5 .44% ( TSFR3M + 115 bps ) , 7/20/37 , Callable 7/22/26 @
100 (a) (c) ..................................................... 248,732 247,809
Series 2023-20A , Class B1 , 6 .51% ( TSFR3M + 220 bps ) , 10/16/36 , Callable 10/16/25 @
100 (a) (c) ..................................................... 178,000 178,272
Series 2023-20A , Class C1 , 7 .01% ( TSFR3M + 270 bps ) , 10/16/36 , Callable 10/16/25 @
100 (a) (c) ..................................................... 178,000 178,507
Barrow Hanley CLO II Ltd. , Series 2023-2A , Class C , 7 .79% ( TSFR3M + 350 bps ) , 10/20/35 ,
Callable 10/20/25 @ 100 (a) (c) ......................................... 184,000 187,447
Columbia Cent CLO Ltd. , Series 2022-32A , Class BF , 5 .20% , 7/24/34 , Callable 4/24/25 @
100 (a) ........................................................... 250,000 245,837
Dryden CLO Ltd. .......................................................
Series 2021-93A , Class A2R , 5 .93% ( TSFR3M + 160 bps ) , 1/15/38 , Callable 1/15/27 @
100 (a) (c) ..................................................... 171,000 170,995
Series 2021-93A , Class XR , 5 .48% ( TSFR3M + 115 bps ) , 1/15/38 , Callable 1/15/27 @
100 (a) (c) ..................................................... 336,000 335,991
Series 2022-113A , Class BR2 , 5 .95% ( TSFR3M + 165 bps ) , 10/15/37 , Callable 10/15/25 @
100 (a) (c) ..................................................... 1,000,000 994,683
Series 2023-102A , Class A2 , 6 .30% ( TSFR3M + 200 bps ) , 10/15/36 , Callable 10/15/25 @
100 (a) (c) ..................................................... 109,696 110,001
Series 2024-121A , Class B , 6 .03% ( TSFR3M + 170 bps ) , 1/15/37 , Callable 1/15/27 @
100 (a) (c) ..................................................... 428,083 428,574
Golub Capital Partners CLO Ltd. , Series 2023-68A , Class B , 7 .10% ( TSFR3M + 280 bps ) ,
7/25/36 , Callable 7/25/25 @ 100 (a) (c) .................................... 155,000 155,542
Magnetite XXXV Ltd. , Series 2022-35A , Class AR , 5 .95% ( TSFR3M + 165 bps ) , 10/25/36 ,
Callable 10/25/25 @ 100 (a) (c) ......................................... 295,000 295,443
NGC Ltd. , Series 2024-1A , Class X , 5 .44% ( TSFR3M + 115 bps ) , 7/20/37 , Callable 7/20/26 @
100 (a) (c) ......................................................... 246,316 246,308
Oaktree CLO Ltd. , Series 2023-1A , Class B , 6 .85% ( TSFR3M + 255 bps ) , 4/15/36 , Callable
4/15/25 @ 100 (a) (c) ................................................. 250,000 249,855
Octagon 62 Ltd. , Series 2022-1A , Class A2R , 5 .89% ( TSFR3M + 160 bps ) , 1/23/38 , Callable
1/23/27 @ 100 (a) (c) ................................................. 432,000 430,218

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VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
Octagon 68 Ltd. , Series 2023-1A , Class X , 5 .59% ( TSFR3M + 130 bps ) , 10/20/36 , Callable
10/20/25 @ 100 (a) (c) ................................................ $ 247,500 $ 247,519
Palmer Square Loan Funding Ltd. , Series 2024-3A , Class A2 , 5 .95% ( TSFR3M + 165 bps ) ,
8/8/32 , Callable 8/8/25 @ 100 (a) (c) ...................................... 259,000 259,130
Symphony CLO XXIX Ltd. , Series 2021-29A , Class B , 6 .21% ( TSFR3M + 191 bps ) , 1/15/34 ,
Callable 4/15/25 @ 100 (a) (c) .......................................... 500,000 500,625
Trimaran Cavu Ltd. , Series 2021-3A , Class C1 , 7 .02% ( TSFR3M + 273 bps ) , 1/18/35 , Callable
4/18/25 @ 100 (a) (c) ................................................. 750,000 750,639
Venture CLO Ltd. ......................................................
Series 2023-47A , Class AJ , 6 .59% ( TSFR3M + 230 bps ) , 4/20/36 , Callable 4/20/25 @
100 (a) (c) ..................................................... 194,000 193,864
Series 2023-48A , Class B1 , 7 .04% ( TSFR3M + 275 bps ) , 10/20/36 , Callable 10/20/25 @
100 (a) (c) ..................................................... 197,000 198,222
Series 2024-49A , Class X , 5 .64% ( TSFR3M + 135 bps ) , 4/20/37 , Callable 4/20/26 @
100 (a) (c) ..................................................... 130,811 130,640
Series 2024-50A , Class X , 5 .54% ( TSFR3M + 125 bps ) , 10/20/37 , Callable 10/20/26 @
100 (a) (c) ..................................................... 252,700 252,727
Voya CLO Ltd. , Series 2020-1A , Class BR , 6 .27% ( TSFR3M + 196 bps ) , 7/16/34 , Callable
4/16/25 @ 100 (a) (c) ................................................. 220,000 219,802
9,754,074
Total Collateralized Loan Obligations (Cost $9,754,902) 9,754,074
Collateralized Mortgage Obligations (8.6%)
Agency CMO Other (0.5%):
Federal Home Loan Mortgage Corporation .....................................
Series 5270 , Class AB , 5 .50% , 1/25/49 ................................... 219,821 221,413
Series 5450 , Class KA , 4 .50% , 6/25/51 ................................... 494,426 487,778
Series 5478 , Class J , 5 .50% , 3/25/51 ..................................... 1,651,854 1,660,211
Federal National Mortgage Association , Series 2022-88 , Class BA , 5 .50% , 7/25/47 ........ 127,815 128,449
Government National Mortgage Association ....................................
Series 2022-207 , Class NA , 3 .00% , 1/20/52 ................................ 164,591 144,469
Series 2023-107 , Class PA , 5 .50% , 1/20/46 ................................ 266,187 268,229
Series 2023-131 , Class P , 5 .50% , 6/20/48 .................................. 160,924 161,159
3,071,708
Agency Commercial MBS (2.4%):
Federal Home Loan Mortgage Corporation .....................................
Series K119 , Class A2 , 1 .57% , 9/25/30 , Callable 9/25/30 @ 100 ................. 600,000 518,483
Series K136 , Class A2 , 2 .13% , 11/25/31 ................................... 2,485,739 2,156,088
Series K141 , Class A2 , 2 .25% , 2/25/32 , Callable 2/25/32 @ 100 ................. 1,155,071 1,004,952
Series K142 , Class A2 , 2 .40% , 3/25/32 , Callable 3/25/32 @ 100 ................. 1,338,841 1,173,662
Series K143 , Class A2 , 2 .35% , 3/25/32 , Callable 3/25/32 @ 100 ................. 354,257 309,195
Series K144 , Class A2 , 2 .45% , 4/25/32 , Callable 4/25/32 @ 100 ................. 2,000,000 1,754,453
Series K145 , Class A2 , 2 .58% , 5/25/32 , Callable 5/25/32 @ 100 ................. 2,546,606 2,249,863
Series K146 , Class A2 , 2 .92% , 6/25/32 , Callable 6/25/32 @ 100 ................. 2,154,425 1,945,573
Series K147 , Class A2 , 3 .00% , 6/25/32 (d) ................................. 814,859 739,385
Series K149 , Class A2 , 3 .53% , 8/25/32 , Callable 8/25/32 @ 100 ................. 1,178,242 1,105,236
Series K159 , Class A2 , 4 .50% , 7/25/33 , Callable 7/25/33 @ 100 (d) ............... 1,566,307 1,558,271
Series K536 , Class AS , 4 .85% ( SOFR30A + 50 bps ) , 11/25/29 , Callable 11/25/29 @ 100 (c) 999,973 998,630
15,513,791
Commercial MBS (5.7%):
AOA Mortgage Trust ....................................................
Series 2021-1177 , Class B , 5 .61% ( TSFR1M + 129 bps ) , 10/15/38 (a) (b) (c) ........... 250,000 231,300
Series 2021-1177 , Class D , 6 .26% ( TSFR1M + 194 bps ) , 10/15/38 (a) (b) (c) ........... 300,000 264,377
Arbor Multifamily Mortgage Securities Trust ...................................
Series 2020-MF1 , Class AS , 3 .06% , 5/15/53 , Callable 5/15/30 @ 100 (a) (d) ......... 350,000 318,223
Series 2021-MF2 , Class B , 2 .56% , 6/15/54 , Callable 7/15/31 @ 100 (a) (d) .......... 1,050,000 895,245
Series 2022-MF4 , Class A5 , 3 .28% , 2/15/55 , Callable 2/15/32 @ 100 (a) (d) ......... 500,000 454,940
Aventura Mall Trust .....................................................
Series 2018-AVM , Class A , 4 .11% , 7/5/40 (a) (b) (d) ........................... 790,000 767,999
Series 2018-AVM , Class C , 4 .11% , 7/5/40 (a) (b) (d) ........................... 100,000 95,151
Series 2018-AVM , Class D , 4 .11% , 7/5/40 (a) (b) (d) ........................... 100,000 94,346

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VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
BBCMS Mortgage Trust , Series 2020-BID , Class C , 8 .07% ( TSFR1M + 375 bps ) , 10/15/37 (a) (b)
(c) ............................................................. $ 269,000 $ 269,000
Benchmark Mortgage Trust ................................................
Series 2020-B19 , Class AS , 2 .15% , 9/15/53 , Callable 10/15/30 @ 100 ............. 1,000,000 830,483
Series 2022-B36 , Class XA , 0 .64% , 7/15/55 , Callable 6/15/32 @ 100 (b) (d) ......... 9,997,886 425,689
BLP Commercial Mortgage Trust , Series 2025-IND , Class A , 5 .52% ( TSFR1M + 120 bps ) ,
3/15/42 (a) (b) (c) .................................................... 300,000 297,672
BPR Trust ............................................................
Series 2021-TY , Class A , 5 .48% ( TSFR1M + 116 bps ) , 9/15/38 (a) (b) (c) ............. 500,000 497,470
Series 2021-TY , Class C , 6 .13% ( TSFR1M + 181 bps ) , 9/15/38 (a) (b) (c) ............. 119,946 118,801
Series 2021-TY , Class D , 6 .78% ( TSFR1M + 246 bps ) , 9/15/38 (a) (b) (c) ............. 309,661 306,799
Series 2022-OANA , Class A , 6 .22% ( TSFR1M + 190 bps ) , 4/15/37 (a) (b) (c) .......... 1,000,000 999,999
Series 2022-OANA , Class B , 6 .77% ( TSFR1M + 245 bps ) , 4/15/37 (a) (b) (c) .......... 203,000 203,304
Series 2022-OANA , Class D , 8 .01% ( TSFR1M + 370 bps ) , 4/15/37 (a) (b) (c) .......... 500,000 500,740
Series 2022-STAR , Class A , 7 .55% ( TSFR1M + 323 bps ) , 8/15/39 (a) (b) (c) ........... 407,215 407,362
BX Commercial Mortgage Trust ............................................
Series 2021-VOLT , Class B , 5 .38% ( TSFR1M + 106 bps ) , 9/15/36 (a) (b) (c) ........... 1,540,000 1,526,127
Series 2021-XL2 , Class B , 5 .43% ( TSFR1M + 111 bps ) , 10/15/38 (a) (b) (c) ........... 175,000 174,119
Series 2021-XL2 , Class C , 5 .63% ( TSFR1M + 131 bps ) , 10/15/38 (a) (b) (c) ........... 105,000 104,332
Series 2022-CSMO , Class A , 6 .43% ( TSFR1M + 211 bps ) , 6/15/27 (a) (b) (c) .......... 900,000 900,691
Series 2022-CSMO , Class C , 8 .21% ( TSFR1M + 389 bps ) , 6/15/27 (a) (b) (c) .......... 500,000 500,503
Series 2022-CSMO , Class D , 8 .66% ( TSFR1M + 434 bps ) , 6/15/27 (a) (b) (c) .......... 100,000 100,152
BX Trust .............................................................
Series 2022-CLS , Class B , 6 .30% , 10/13/27 (a) (b) ............................ 250,000 247,392
Series 2022-RISE , Class A , 5 .18% ( TSFR1M + 86 bps ) , 11/15/36 (a) (b) (c) ........... 507,197 503,040
Series 2025-ROIC , Class A , 5 .46% ( TSFR1M + 114 bps ) , 3/15/30 (a) (b) (c) ........... 895,357 888,649
Series 2025-ROIC , Class B , 5 .71% ( TSFR1M + 139 bps ) , 3/15/30 (a) (b) (c) ........... 168,795 167,320
BXP Trust ............................................................
Series 2021-601L , Class B , 2 .78% , 1/15/44 (a) (b) (d) .......................... 500,000 418,828
Series 2021-601L , Class C , 2 .78% , 1/15/44 (a) (b) (d) .......................... 250,000 202,844
Series 2021-601L , Class D , 2 .78% , 1/15/44 (a) (b) (d) .......................... 1,250,000 956,738
CAMB Commercial Mortgage Trust , Series 2021-CX2 , Class A , 2 .70% , 11/10/46 , Callable
11/10/31 @ 100 (a) (b) ................................................ 250,000 209,420
COMM Mortgage Trust ..................................................
Series 2015-PC1 , Class AM , 4 .29% , 7/10/50 , Callable 6/10/25 @ 100 (d) ........... 20,334 20,035
Series 2020-CX , Class A , 2 .17% , 11/10/46 , Callable 11/10/30 @ 100 (a) (b) .......... 185,000 155,995
Series 2024-277P , Class A , 6 .34% , 8/10/44 (a) (b) ............................ 266,611 277,977
Series 2024-277P , Class B , 7 .00% , 8/10/44 (a) (b) (d) .......................... 33,326 35,271
CSMC Trust , Series 2019-UVIL , Class A , 3 .16% , 12/15/41 (a) (b) ..................... 302,000 275,853
DBWF Mortgage Trust ...................................................
Series 2024-LCRS , Class A , 6 .06% ( TSFR1M + 174 bps ) , 4/15/37 (a) (b) (c) ........... 232,143 231,636
Series 2024-LCRS , Class B , 6 .56% ( TSFR1M + 224 bps ) , 4/15/37 (a) (b) (c) ........... 250,000 249,453
GS Mortgage Securities Corp. Trust , Series 2023-SHIP , Class C , 5 .51% , 9/10/38 (a) (b) (d) ... 118,438 118,501
Hilton USA Trust .......................................................
Series 2016-HHV , Class B , 4 .19% , 11/5/38 (a) (b) (d) .......................... 350,000 344,835
Series 2016-HHV , Class C , 4 .19% , 11/5/38 (a) (b) (d) .......................... 200,000 196,513
Series 2016-HHV , Class D , 4 .19% , 11/5/38 (a) (b) (d) .......................... 169,000 165,076
Houston Galleria Mall Trust , Series 2025-HGLR , Class A , 5 .46% , 2/5/45 (a) (b) (d) ......... 177,473 180,003
Hudson Yards Mortgage Trust ..............................................
Series 2019-30HY , Class A , 3 .23% , 7/10/39 (a) (b) ............................ 458,789 425,176
Series 2019-30HY , Class D , 3 .44% , 7/10/39 (a) (b) (d) .......................... 115,000 103,426
Series 2019-55HY , Class A , 2 .94% , 12/10/41 (a) (b) (d) ......................... 1,115,000 1,011,684
Series 2025-SPRL , Class A , 5 .47% , 1/13/40 (a) (b) (d) .......................... 604,000 614,709
Series 2025-SPRL , Class B , 5 .76% , 1/13/40 (a) (b) (d) .......................... 274,000 277,824
HYT Commercial Mortgage Trust , Series 2024-RGCY , Class A , 6 .16% ( TSFR1M + 184 bps ) ,
9/15/41 (a) (b) (c) .................................................... 1,412,906 1,411,822
ILPT Commercial Mortgage Trust ...........................................
Series 2022-LPF2 , Class C , 7 .81% ( TSFR1M + 349 bps ) , 10/15/39 (a) (b) (c) .......... 100,000 98,410
Series 2022-LPFX , Class C , 3 .82% , 3/15/32 (a) (b) (d) ......................... 750,000 663,786
IRV Trust , Series 2025-200P , Class A , 5 .29% , 3/14/47 , Callable 2/14/35 @ 100 (a) (b) (d) .... 900,000 896,795
JW Commercial Mortgage Trust , Series 2024-MRCO , Class A , 5 .94% ( TSFR1M + 162 bps ) ,
6/15/39 (a) (b) (c) .................................................... 198,627 198,200
LBA Trust , Series 2024-7IND , Class B , 6 .06% ( TSFR1M + 174 bps ) , 10/15/41 (a) (b) (c) ...... 691,467 690,172

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VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
LEX Mortgage Trust , Series 2024-BBG , Class A , 4 .87% , 10/13/33 , Callable 10/13/28 @
100 (a) (b) (d) ....................................................... $ 330,875 $ 328,491
Life BMR Mortgage Trust , Series 2022-BMR2 , Class C , 6 .41% ( TSFR1M + 209 bps ) , 5/15/39 ,
Callable 5/15/25 @ 100 (a) (b) (c) ........................................ 250,000 227,490
Manhattan West Mortgage Trust ............................................
Series 2020-1MW , Class A , 2 .13% , 9/10/39 (a) (b) ............................ 1,787,539 1,666,580
Series 2020-1MW , Class B , 2 .33% , 9/10/39 (a) (b) (d) .......................... 197,276 183,512
Series 2020-1MW , Class D , 2 .33% , 9/10/39 (a) (b) (d) .......................... 165,544 151,413
MHC Commercial Mortgage Trust ..........................................
Series 2021-MHC , Class A , 5 .23% ( TSFR1M + 92 bps ) , 4/15/38 (a) (b) (c) ............ 76,178 75,882
Series 2021-MHC , Class B , 5 .53% ( TSFR1M + 122 bps ) , 4/15/38 (a) (b) (c) ........... 160,000 159,293
Series 2021-MHC , Class D , 6 .03% ( TSFR1M + 172 bps ) , 4/15/38 (a) (b) (c) ........... 400,000 398,038
MHP , Series 2022-MHIL , Class D , 5 .93% ( TSFR1M + 161 bps ) , 1/15/39 (a) (b) (c) .......... 455,807 451,246
Morgan Stanley Capital I Trust .............................................
Series 2021-PLZA , Class B , 2 .81% , 11/9/43 (a) (b) ............................ 500,000 422,983
Series 2021-PLZA , Class C , 2 .81% , 11/9/43 (a) (b) ............................ 750,000 593,451
MTN Commercial Mortgage Trust , Series 2022-LPFL , Class C , 6 .71% ( TSFR1M + 239 bps ) ,
3/15/39 (a) (b) (c) .................................................... 250,000 248,784
NRTH Mortgage Trust , Series 2024-PARK , Class A , 5 .96% ( TSFR1M + 164 bps ) , 3/15/39 (a) (b)
(c) ............................................................. 816,000 816,762
One Bryant Park Trust , Series 2019-OBP , Class A , 2 .52% , 9/15/54 (a) (b) ................ 2,393,000 2,135,992
ONE Mortgage Trust , Series 2021-PARK , Class D , 5 .93% ( TSFR1M + 161 bps ) , 3/15/36 (a) (b)
(c) ............................................................. 225,000 218,283
SHR Trust ............................................................
Series 2024-LXRY , Class B , 6 .77% ( TSFR1M + 245 bps ) , 10/15/41 (a) (b) (c) .......... 376,873 378,026
Series 2024-LXRY , Class D , 7 .92% ( TSFR1M + 360 bps ) , 10/15/41 (a) (b) (c) .......... 94,218 94,234
SLG Office Trust .......................................................
Series 2021-OVA , Class A , 2 .59% , 7/15/41 (a) (b) ............................ 625,000 537,405
Series 2021-OVA , Class C , 2 .85% , 7/15/41 (a) (b) ............................ 500,000 427,556
SREIT Trust ..........................................................
Series 2021-MFP2 , Class B , 5 .60% ( TSFR1M + 129 bps ) , 11/15/36 (a) (b) (c) .......... 500,000 496,685
Series 2021-MFP2 , Class D , 6 .00% ( TSFR1M + 168 bps ) , 11/15/36 (a) (b) (c) .......... 760,000 753,259
SUMIT Mortgage Trust , Series 2022-BVUE , Class D , 2 .89% , 2/12/41 , Callable 2/12/29 @
100 (a) (b) (d) ....................................................... 636 486
SWCH Commercial Mortgage Trust , Series 2025-DATA , Class A , 5 .76% ( TSFR1M + 144 bps ) ,
3/15/42 (a) (b) (c) .................................................... 491,649 486,086
TTAN , Series 2021-MHC , Class C , 5 .78% ( TSFR1M + 146 bps ) , 3/15/38 (a) (b) (c) .......... 538,331 535,466
Wells Fargo Commercial Mortgage Trust ......................................
Series 2021-SAVE , Class B , 5 .98% ( TSFR1M + 166 bps ) , 2/15/40 (a) (b) (c) ........... 200,000 199,106
Series 2021-SAVE , Class C , 6 .33% ( TSFR1M + 201 bps ) , 2/15/40 (a) (b) (c) ........... 200,000 198,081
35,706,797
Total Collateralized Mortgage Obligations (Cost $55,173,639) 54,292,296
Senior Secured Loans (2.0%)
Communication Services (0.4%):
Charter Communications Operating LLC, Term Loan B-5, First Lien , 6 .56%
( SOFR03M + 225 bps ) , 12/15/31 (c) ....................................... 572,518 570,228
Frontier Communications Holdings LLC, Initial Term Loans, First Lien , 6 .79%
( SOFR06M + 250 bps ) , 7/1/31 (c) ......................................... 1,100,000 1,097,250
Zayo Group Holdings, Inc., 2022 Incremental Term Loans, First Lien , 3/9/27 (e) .......... 498,718 466,581
2,134,059
Consumer Discretionary (0.4%):
Aramark Services, Inc., Term Loan B8, First Lien , 6 .32% ( SOFR01M + 200 bps ) , 6/24/30 (c) .. 301,817 301,376
Burlington Coat Factory Warehouse Corp., Term Loan B7, First Lien , 6 .07%
( SOFR01M + 175 bps ) , 9/19/31 (c) ........................................ 124,375 123,831
Carnival Corp., 2025 Repricing Advance, First Lien , 6 .32% ( SOFR01M + 200 bps ) , 10/18/28 (c) 250,000 249,452
Carnival Corp., 2025 Repricing Advance, First Lien , 6 .32% ( SOFR01M + 200 bps ) , 8/9/27 (c) . 267,548 266,812
Flutter Financing B.V., Refinancing Term B Loan, First Lien , 6 .08% ( SOFR03M + 175 bps ) ,
11/29/30 (c) ....................................................... 698,750 694,131
Four Seasons Hotels Ltd., Term Loan B, First Lien , 6 .07% ( SOFR01M + 175 bps ) , 11/30/29 (c) 99,239 99,130
Great Outdoors Group LLC, Term Loan B, First Lien , 7 .57% ( SOFR01M + 325 bps ) , 1/23/32 (c) 539,391 537,368

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
Petco Health and Wellness Co., Inc., Initial Term Loans, First Lien , 7 .58%
( SOFR03M + 325 bps ) , 3/6/28 (c) ......................................... $ 125,000 $ 113,594
2,385,694
Consumer Staples (0.0%):(f)
BJ's Wholesale Club, Inc., Tranch B Term, First Lien , 6 .06% ( SOFR01M + 175 bps ) , 2/5/29 (c) . 165,000 165,929
Reynolds Consumer Products LLC, Initial Term Loan, First Lien , 6 .07% ( SOFR01M + 175 bps ) ,
3/4/32 (c) ......................................................... 250,000 250,157
416,086
Energy (0.1%):
Hilcorp Energy I LP, Initial Loan, First Lien , 6 .32% ( SOFR01M + 200 bps ) , 2/11/30 (c) ...... 475,000 473,813
Financials (0.6%):
Ardonagh Group Finco Pty Ltd., Syndicated Facility B (USD) Loan, First Lien , 7 .04%
( SOFR06M + 275 bps ) , 2/18/31 (c) ........................................ 236,013 232,768
Ardonagh Group Finco Pty Ltd., Syndicated Facility B (USD) Loan, First Lien , 7 .07%
( SOFR01M + 275 bps ) , 2/18/31 (c) ........................................ 13,987 13,794
AS Mileage Plan IP Ltd., Initial Term Loan, First Lien , 6 .29% ( SOFR03M + 200 bps ) ,
10/15/31 (c) ....................................................... 423,938 423,408
Boost Newco Borrower LLC, Term Loan B-2, First Lien , 6 .29% ( SOFR03M + 200 bps ) ,
1/31/31 (c) ........................................................ 99,750 98,971
Cincinnati Bell, Inc., Term B2, First Lien , 6 .57% ( SOFR01M + 225 bps ) , 5/19/31 (c) ........ 1,000,000 991,880
Delta 2 (LUX) SARL, Inc., Delayed Draw Term Loan, First Lien , 9/10/31 (e) (g) .......... 100,000 99,719
Delta 2 (LUX) SARL, Term Loan B, First Lien , 6 .33% ( SOFR03M + 200 bps ) , 9/19/31 (c) .... 150,000 149,579
Focus Financial Partners LLC, Tranche B Incremental Term Loan, First Lien , 7 .07%
( SOFR01M + 275 bps ) , 9/15/31 (c) ........................................ 903,014 893,424
Jefferies Finance PLC, Initial Term Loan, First Lien , 7 .32% ( SOFR01M + 300 bps ) , 10/9/31 (c) 548,625 546,337
OneDigital Borrower LLC, Refinancing Term Loans, First Lien , 7 .32% ( SOFR01M + 300 bps ) ,
7/2/31 (c) ......................................................... 124,063 123,135
Truist Insurance Holdings LLC, Term Loan B, First Lien , 7 .08% ( SOFR03M + 275 bps ) ,
5/6/31 (c) ......................................................... 275,806 273,738
3,846,753
Industrials (0.0%):(f)
Arcosa, Inc., Initial Term Loans, First Lien , 6 .57% ( SOFR01M + 225 bps ) , 10/1/31 (c) ....... 149,625 149,251
Delta Air Lines, Inc. and SkyMiles IP Ltd., Initial Term Loan, First Lien , 8 .04%
( SOFR03M + 375 bps ) , 10/20/27 (c) ....................................... 2,727 2,751
Janus International Group LLC, Term Loan B, First Lien , 6 .79% ( SOFR03M + 250 bps ) ,
8/5/30 (c) ......................................................... 44,440 44,218
196,220
Information Technology (0.3%):
Open Text Corp., Term Loan B, First Lien , 6 .07% ( SOFR01M + 175 bps ) , 1/31/30 (c) ....... 282,001 281,231
SanDisk Corp., Term B Loan, First Lien , 7 .33% ( SOFR03M + 300 bps ) , 12/13/31 (c) ........ 1,000,000 983,750
UKG, Inc., Initial Term Loans, First Lien , 7 .30% ( SOFR03M + 300 bps ) , 2/10/31 (c) ........ 33,458 33,370
1,298,351
Materials (0.2%):
Asplundh Tree Expert LLC, Term Loan B, First Lien , 6 .07% ( SOFR01M + 175 bps ) , 5/23/31 (c) 247,875 247,131
CNT Holdings I Corp., 2025 Replacement Term Loans, First Lien , 6 .80%
( SOFR03M + 250 bps ) , 11/8/32 (c) ........................................ 467,496 464,134
DK Crown Holdings, Inc., Term B Loans, First Lien , 6 .07% ( SOFR01M + 175 bps ) , 3/4/32 (c) . 700,000 695,191
Knife River Corp., Initial Tranche B Term Loans, First Lien , 6 .29% ( SOFR03M + 200 bps ) ,
2/19/32 (c) ........................................................ 200,000 199,250
Light & Wonder International, Inc., Term B-2 Loans, First Lien , 6 .57% ( SOFR01M + 225 bps ) ,
4/16/29 (c) ........................................................ 243,181 242,230
The Chemours Co., Term Loan B, First Lien , 7 .32% ( SOFR01M + 300 bps ) , 8/18/28 (c) ...... 205,074 204,219
2,052,155
Real Estate (0.0%):(f)
OEG Borrower LLC, Amendment No.1 Term Loan, First Lien , 7 .80% ( SOFR03M + 350 bps ) ,
6/30/31 (c) ........................................................ 49,750 49,626
Total Senior Secured Loans (Cost $12,885,712) 12,852,757

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
Corporate Bonds (17.5%)
Communication Services (1.3%):
AT&T, Inc. , 4 .50% , 5/15/35 , Callable 11/15/34 @ 100 ............................ $ 250,000 $ 234,978
Charter Communications Operating LLC/Charter Communications Operating Capital , 4 .80% ,
3/1/50 , Callable 9/1/49 @ 100 .......................................... 60,000 45,214
Clear Channel Outdoor Holdings, Inc.
9 .00% , 9/15/28 , Callable 9/15/25 @ 104.5 (a) ............................... 91,000 93,651
7 .88% , 4/1/30 , Callable 10/1/26 @ 103.94 (a) ............................... 279,000 273,754
Cox Communications, Inc. , 5 .70% , 6/15/33 , Callable 3/15/33 @ 100 (a) ................ 268,000 268,656
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. , 10 .00% , 2/15/31 , Callable 2/15/27
@ 105 (a) ......................................................... 489,000 469,198
Frontier Communications Holdings LLC , 6 .75% , 5/1/29 , Callable 5/4/25 @ 101.69 (a) ...... 2,773,000 2,785,619
Gray Media, Inc. , 10 .50% , 7/15/29 , Callable 7/15/26 @ 105.25 (a) .................... 32,000 33,428
Paramount Global , 4 .38% , 3/15/43 .......................................... 627,000 464,598
T-Mobile US, Inc.
5 .30% , 5/15/35 , Callable 2/15/35 @ 100 .................................. 304,000 305,628
5 .50% , 1/15/55 , Callable 7/15/54 @ 100 .................................. 137,000 130,203
Verizon Communications, Inc. , 2 .55% , 3/21/31 , Callable 12/21/30 @ 100 ............... 993,000 874,974
Warnermedia Holdings, Inc.
4 .28% , 3/15/32 , Callable 12/15/31 @ 100 ................................. 590,000 519,907
5 .14% , 3/15/52 , Callable 9/15/51 @ 100 .................................. 106,000 77,264
WMG Acquisition Corp. , 3 .88% , 7/15/30 , Callable 7/15/25 @ 101.94 (a) ............... 1,351,000 1,251,073
7,828,145
Consumer Discretionary (1.1%):
AutoNation, Inc. , 5 .89% , 3/15/35 , Callable 12/15/34 @ 100 ........................ 401,000 400,103
Caesars Entertainment, Inc. , 7 .00% , 2/15/30 , Callable 2/15/26 @ 103.5 (a) .............. 114,000 115,412
Choice Hotels International, Inc. , 5 .85% , 8/1/34 , Callable 5/1/34 @ 100 ................ 282,000 282,218
Daimler Truck Finance North America LLC
5 .50% , 9/20/33 (a) .................................................. 53,000 53,018
5 .38% , 6/25/34 , Callable 3/25/34 @ 100 (a) ................................ 382,000 377,507
Dr Horton, Inc. , 5 .50% , 10/15/35 , Callable 7/15/35 @ 100 .......................... 451,000 453,389
ERAC USA Finance LLC , 4 .90% , 5/1/33 , Callable 2/1/33 @ 100 (a) ................... 633,000 624,527
Everi Holdings, Inc. , 5 .00% , 7/15/29 , Callable 5/4/25 @ 102.5 (a) .................... 352,000 352,568
Genuine Parts Co. , 6 .88% , 11/1/33 , Callable 8/1/33 @ 100 ......................... 307,000 340,777
Hyatt Hotels Corp. , 5 .75% , 3/30/32 , Callable 1/30/32 @ 100 ........................ 302,000 303,759
Las Vegas Sands Corp. , 6 .20% , 8/15/34 , Callable 5/15/34 @ 100 ..................... 444,000 446,097
LKQ Corp. , 6 .25% , 6/15/33 , Callable 3/15/33 @ 100 ............................. 237,000 246,059
Marriott International, Inc. , 5 .50% , 4/15/37 , Callable 1/15/37 @ 100 .................. 499,000 492,850
Meritage Homes Corp. , 5 .65% , 3/15/35 , Callable 12/15/34 @ 100 .................... 500,000 493,397
O'Reilly Automotive, Inc. , 5 .00% , 8/19/34 , Callable 5/19/34 @ 100 ................... 509,000 500,369
PulteGroup, Inc. , 6 .00% , 2/15/35 ............................................ 200,000 205,642
Toll Brothers Finance Corp. , 3 .80% , 11/1/29 , Callable 8/1/29 @ 100 .................. 250,000 238,023
Tractor Supply Co. , 1 .75% , 11/1/30 , Callable 8/1/30 @ 100 ......................... 234,000 198,769
Vail Resorts, Inc. , 6 .50% , 5/15/32 , Callable 5/15/27 @ 103.25 (a) ..................... 139,000 140,577
Volkswagen Group of America Finance LLC
6 .45% , 11/16/30 , Callable 9/16/30 @ 100 (a) ................................ 205,000 215,153
5 .60% , 3/22/34 , Callable 12/22/33 @ 100 (a) (h) ............................. 239,000 235,927
6,716,141
Consumer Staples (1.1%):
7-Eleven, Inc.
1 .80% , 2/10/31 , Callable 11/10/30 @ 100 (a) ................................ 502,000 416,213
2 .80% , 2/10/51 , Callable 8/2/50 @ 100 (a) ................................. 1,211,000 710,420
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
6 .50% , 2/15/28 , Callable 5/4/25 @ 103.25 (a) ............................... 430,000 435,667
4 .88% , 2/15/30 , Callable 5/4/25 @ 103.66 (a) ............................... 100,000 95,633
Bimbo Bakeries USA, Inc. , 5 .38% , 1/9/36 , Callable 10/9/35 @ 100 (a) ................. 1,070,000 1,056,944
Coca-Cola Consolidated, Inc. , 5 .45% , 6/1/34 , Callable 3/1/34 @ 100 .................. 310,000 317,206
Dollar General Corp. , 5 .45% , 7/5/33 , Callable 4/5/33 @ 100 ........................ 1,000 1,003
Dollar Tree, Inc. , 2 .65% , 12/1/31 , Callable 9/1/31 @ 100 (h) ........................ 220,000 189,553
General Mills, Inc. , 2 .25% , 10/14/31 , Callable 7/14/31 @ 100 ....................... 575,000 491,304
JBS USA Holding LUX SARL/JBS USA Food Co./JBS USA Foods Group , 5 .95% , 4/20/35 ,
Callable 1/20/35 @ 100 (a) ............................................ 557,000 572,725
Kellanova , 4 .50% , 4/1/46 ................................................. 211,000 180,836

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
Kraft Heinz Foods Co. , 5 .40% , 3/15/35 , Callable 12/15/34 @ 100 .................... $ 400,000 $ 403,160
Mars, Inc. , 5 .20% , 3/1/35 , Callable 12/1/34 @ 100 (a) ............................. 601,000 604,029
Post Holdings, Inc. , 6 .38% , 3/1/33 , Callable 9/1/27 @ 103.19 (a) ..................... 50,000 49,342
Sodexo, Inc. , 2 .72% , 4/16/31 , Callable 1/16/31 @ 100 (a) .......................... 100,000 87,238
Sysco Corp. , 5 .40% , 3/23/35 , Callable 12/23/34 @ 100 ............................ 300,000 301,893
The Hershey Co. , 5 .10% , 2/24/35 , Callable 11/24/34 @ 100 ........................ 499,000 502,811
The J.M. Smucker Co. , 6 .50% , 11/15/53 , Callable 5/15/53 @ 100 .................... 147,000 158,912
The Kroger Co. , 5 .50% , 9/15/54 , Callable 3/15/54 @ 100 .......................... 32,000 30,196
6,605,085
Energy (1.2%):
CITGO Petroleum Corp. , 8 .38% , 1/15/29 , Callable 10/15/25 @ 104.19 (a) ............... 709,000 722,686
Coterra Energy, Inc. , 5 .40% , 2/15/35 , Callable 11/15/34 @ 100 ...................... 528,000 519,935
Diamondback Energy, Inc.
5 .40% , 4/18/34 , Callable 1/18/34 @ 100 .................................. 437,000 436,105
5 .75% , 4/18/54 , Callable 10/18/53 @ 100 ................................. 94,000 88,499
DT Midstream, Inc. , 5 .80% , 12/15/34 , Callable 9/15/34 @ 100 (a) .................... 247,000 248,621
Eastern Energy Gas Holdings LLC , 5 .80% , 1/15/35 , Callable 10/15/34 @ 100 ........... 547,000 564,626
Evergy Missouri West Storm Funding I LLC , 5 .10% , 12/1/38 ....................... 208,485 209,831
Harvest Midstream I LP , 7 .50% , 5/15/32 , Callable 5/15/27 @ 103.75 (a) ................ 40,000 41,051
Helmerich & Payne, Inc. , 5 .50% , 12/1/34 , Callable 9/1/34 @ 100 (a) (h) ................ 391,000 369,850
Hilcorp Energy I LP/Hilcorp Finance Co. , 6 .88% , 5/15/34 , Callable 5/15/29 @ 103.44 (a) ... 65,000 61,217
ONEOK, Inc. , 5 .15% , 10/15/43 , Callable 4/15/43 @ 100 ........................... 195,000 175,559
Plains All American Pipeline LP/PAA Finance Corp.
3 .80% , 9/15/30 , Callable 6/15/30 @ 100 .................................. 350,000 329,240
5 .70% , 9/15/34 , Callable 6/15/34 @ 100 .................................. 382,000 385,800
South Bow USA Infrastructure Holdings LLC , 5 .58% , 10/1/34 , Callable 7/1/34 @ 100 (a) ... 235,000 230,114
Viper Energy, Inc.
5 .38% , 11/1/27 , Callable 4/19/25 @ 100.9 (a) ............................... 638,000 632,589
7 .38% , 11/1/31 , Callable 11/1/26 @ 103.69 (a) .............................. 2,129,000 2,225,701
7,241,424
Financials (5.4%):
American Express Co. , 5 .28% ( SOFR + 142 bps ) , 7/26/35 , Callable 7/26/34 @ 100 (c) ....... 390,000 389,520
American National Global Funding , 5 .55% , 1/28/30 (a) ............................ 326,000 332,152
Antares Holdings LP , 6 .35% , 10/23/29 , Callable 9/23/29 @ 100 (a) .................... 392,000 392,135
Aon Corp./Aon Global Holdings PLC , 5 .35% , 2/28/33 , Callable 11/28/32 @ 100 ......... 223,000 226,628
Arthur J. Gallagher & Co.
5 .45% , 7/15/34 , Callable 4/15/34 @ 100 .................................. 497,000 504,187
5 .55% , 2/15/55 , Callable 8/15/54 @ 100 .................................. 150,000 143,937
Bank of America Corp. , 2 .48% ( H15T5Y + 120 bps ) , 9/21/36 , Callable 9/21/31 @ 100 (c) .... 719,000 598,666
Blue Owl Finance LLC , 6 .25% , 4/18/34 , Callable 1/18/34 @ 100 ..................... 236,000 241,886
Boost Newco Borrower LLC , 7 .50% , 1/15/31 , Callable 1/15/27 @ 103.75 (a) ............ 2,011,000 2,093,820
Brown & Brown, Inc. , 5 .65% , 6/11/34 , Callable 3/11/34 @ 100 ...................... 638,000 648,365
Citigroup, Inc. , 5 .95% ( TSFR3M + 417 bps ) , Callable 5/15/25 @ 100 (c) (i) ............... 501,000 500,352
Citizens Financial Group, Inc.
5 .65% ( H15T5Y + 531 bps ) , Callable 10/6/25 @ 100 (c) (i) ....................... 2,323,000 2,309,361
2 .64% , 9/30/32 , Callable 7/2/32 @ 100 ................................... 500,000 411,053
Comerica, Inc. , 5 .63% ( H15T5Y + 529 bps ) , Callable 7/1/25 @ 100 (c) (i) ................ 520,000 517,242
F&G Global Funding , 2 .00% , 9/20/28 (a) ...................................... 250,000 225,656
Fifth Third Bancorp , 4 .50% ( H15T5Y + 422 bps ) , Callable 9/30/25 @ 100 (c) (i) ........... 412,000 407,904
First Citizens Bancshares, Inc. , 6 .76% ( TSFR3M + 247 bps ) , 3/15/30 , Callable 6/15/25 @ 100 (c) 113,000 112,921
Fiserv, Inc. , 5 .15% , 8/12/34 , Callable 5/12/34 @ 100 ............................. 381,000 377,964
Focus Financial Partners LLC , 6 .75% , 9/15/31 , Callable 9/15/27 @ 103.38 (a) ............ 17,000 16,762
Ford Motor Credit Co. LLC , 6 .50% , 2/7/35 , Callable 11/7/34 @ 100 .................. 385,000 377,566
Global Atlantic Fin Co. , 7 .95% , 6/15/33 , Callable 3/15/33 @ 100 (a) ................... 299,000 336,380
Global Payments, Inc.
4 .15% , 8/15/49 , Callable 2/15/49 @ 100 .................................. 474,000 356,612
5 .95% , 8/15/52 , Callable 2/15/52 @ 100 .................................. 177,000 171,032
HAT Holdings I LLC/HAT Holdings II LLC , 8 .00% , 6/15/27 , Callable 3/15/27 @ 100 (a) .... 506,000 524,476
HUB International Ltd. , 7 .25% , 6/15/30 , Callable 6/15/26 @ 103.63 (a) ................ 31,000 31,904
Huntington Bancshares, Inc. , 2 .49% ( H15T5Y + 117 bps ) , 8/15/36 , Callable 8/15/31 @ 100 (c) . 500,000 411,438
Janus Henderson US Holdings, Inc. , 5 .45% , 9/10/34 , Callable 6/10/34 @ 100 (a) .......... 636,000 615,219
Jefferies Finance LLC/JFIN Co-Issuer Corp. , 6 .63% , 10/15/31 , Callable 10/15/27 @ 103.31 (a) 126,000 124,549

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
JPMorgan Chase & Co.
2 .96% ( SOFR + 126 bps ) , 1/25/33 , Callable 1/25/32 @ 100 (c) .................... $ 232,000 $ 204,852
5 .77% ( SOFR + 149 bps ) , 4/22/35 , Callable 4/22/34 @ 100 (c) .................... 261,000 271,072
KeyCorp
4 .79% ( SOFRINDX + 206 bps ) , 6/1/33 , Callable 6/1/32 @ 100 , MTN (c) ............ 300,000 287,438
6 .40% ( SOFRINDX + 242 bps ) , 3/6/35 , Callable 3/6/34 @ 100 (c) ................. 274,000 289,281
LPL Holdings, Inc. , 5 .65% , 3/15/35 , Callable 12/15/34 @ 100 ....................... 499,000 493,795
Markel Group, Inc. , 6 .00% ( H15T5Y + 566 bps ) , Callable 6/1/25 @ 100 (c) (i) ............. 449,333 448,300
Marsh & McLennan Cos., Inc. , 5 .40% , 3/15/55 , Callable 9/15/54 @ 100 ............... 6,000 5,781
MetLife, Inc.
3 .85% ( H15T5Y + 358 bps ) , Callable 9/15/25 @ 100 (c) (i) ....................... 505,000 500,038
9 .25% , 4/8/38 , Callable 4/8/33 @ 100 (a) .................................. 55,000 64,783
Metropolitan Life Global Funding I , 2 .40% , 1/11/32 (a) ............................ 650,000 555,535
Morgan Stanley
5 .32% ( SOFR + 156 bps ) , 7/19/35 , Callable 7/19/34 @ 100 (c) .................... 627,000 626,009
2 .48% ( SOFR + 136 bps ) , 9/16/36 , Callable 9/16/31 @ 100 (c) .................... 50,000 41,410
New York Life Global Funding
1 .85% , 8/1/31 (a) ................................................... 1,325,000 1,123,312
5 .35% , 1/23/35 (a) .................................................. 563,000 575,579
Northern Trust Corp. , 6 .13% , 11/2/32 , Callable 8/2/32 @ 100 ....................... 578,000 617,676
Penske Truck Leasing Co. LP/PTL Finance Corp. , 6 .20% , 6/15/30 , Callable 4/15/30 @ 100 (a) 407,000 430,768
PPL Capital Funding, Inc. , 5 .25% , 9/1/34 , Callable 6/1/34 @ 100 ..................... 150,000 149,256
Regions Financial Corp. , 5 .75% ( H15T5Y + 543 bps ) , Callable 6/15/25 @ 100 (c) (i) ........ 357,000 355,768
Ryan Specialty LLC , 5 .88% , 8/1/32 , Callable 8/1/27 @ 102.94 (a) .................... 1,064,000 1,050,981
Santander Holdings USA, Inc.
5 .35% ( SOFR + 194 bps ) , 9/6/30 , Callable 9/6/29 @ 100 (c) ...................... 326,000 324,766
6 .34% ( SOFR + 214 bps ) , 5/31/35 , Callable 5/31/34 @ 100 (c) .................... 410,000 419,107
State Street Corp.
4 .16% ( SOFR + 173 bps ) , 8/4/33 , Callable 8/4/32 @ 100 (c) ...................... 750,000 712,349
6 .12% ( SOFR + 196 bps ) , 11/21/34 , Callable 11/21/33 @ 100 (c) .................. 704,000 739,713
Stonepeak Nile Parent LLC , 7 .25% , 3/15/32 , Callable 3/15/28 @ 103.63 (a) ............. 500,000 509,771
Swepco Storm Recovery Funding LLC , 4 .88% , 9/1/39 ............................ 494,000 491,969
Texas Capital Bancshares, Inc. , 4 .00% ( H15T5Y + 315 bps ) , 5/6/31 , Callable 5/6/26 @ 100 (c) . 500,000 487,466
The Bank of New York Mellon Corp.
4 .70% ( H15T5Y + 436 bps ) , Callable 9/20/25 @ 100 (c) (i) ....................... 1,435,000 1,428,551
5 .19% ( SOFR + 142 bps ) , 3/14/35 , Callable 3/14/34 @ 100 (c) .................... 257,000 258,620
5 .61% ( SOFR + 177 bps ) , 7/21/39 , Callable 7/21/34 @ 100 (c) .................... 386,000 389,923
The Charles Schwab Corp.
5 .38% ( H15T5Y + 497 bps ) , Callable 6/1/25 @ 100 (c) (i) ........................ 1,389,000 1,386,139
5 .85% ( SOFR + 250 bps ) , 5/19/34 , Callable 5/19/33 @ 100 (c) .................... 162,000 169,073
The Goldman Sachs Group, Inc. , 5 .85% ( SOFR + 155 bps ) , 4/25/35 , Callable 4/25/34 @ 100 (c) 182,000 187,930
The Huntington National Bank , 5 .50% ( TSFR3M + 535 bps ) , 5/6/30 , Callable 5/6/25 @ 100 (c) 750,000 738,158
The PNC Financial Services Group, Inc.
5 .68% ( SOFR + 190 bps ) , 1/22/35 , Callable 1/22/34 @ 100 (c) .................... 150,000 153,578
5 .58% ( SOFR + 139 bps ) , 1/29/36 , Callable 1/29/35 @ 100 (c) .................... 575,000 584,708
Toyota Motor Credit Corp. , 5 .35% , 1/9/35 ..................................... 745,000 756,095
Truist Financial Corp.
4 .95% ( H15T5Y + 461 bps ) , Callable 9/1/25 @ 100 (c) (i) ........................ 1,107,150 1,100,717
5 .10% ( H15T10Y + 435 bps ) , Callable 3/1/30 @ 100 (c) (i) ....................... 8,000 7,782
7 .16% ( SOFR + 245 bps ) , 10/30/29 , Callable 10/30/28 @ 100 , MTN (c) ............. 30,000 32,291
U.S. Bancorp , 4 .97% ( SOFR + 211 bps ) , 7/22/33 , Callable 7/22/32 @ 100 (c) ............. 346,000 332,432
Wells Fargo & Co.
3 .90% ( H15T5Y + 345 bps ) , Callable 3/15/26 @ 100 (c) (i) ....................... 179,000 173,825
5 .88% , Callable 6/15/25 @ 100 (h) (i) ..................................... 282,000 281,959
Willis North America, Inc.
5 .35% , 5/15/33 , Callable 2/15/33 @ 100 .................................. 405,000 408,202
5 .90% , 3/5/54 , Callable 9/5/53 @ 100 .................................... 294,000 288,690
33,855,135
Health Care (1.1%):
Agilent Technologies, Inc. , 4 .75% , 9/9/34 , Callable 6/9/34 @ 100 .................... 210,000 203,070
Alcon Finance Corp. , 5 .75% , 12/6/52 , Callable 6/6/52 @ 100 (a) ..................... 471,000 469,651
Amgen, Inc. , 3 .00% , 1/15/52 , Callable 7/15/51 @ 100 ............................. 350,000 225,730
Coty, Inc. , 6 .63% , 7/15/30 , Callable 7/16/26 @ 103.31 (a) .......................... 600,000 614,352
CVS Health Corp. , 6 .75% ( H15T5Y + 252 bps ) , 12/10/54 , Callable 9/10/34 @ 100 (c) ....... 65,000 64,984

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
DENTSPLY SIRONA, Inc. , 3 .25% , 6/1/30 , Callable 3/1/30 @ 100 .................... $ 2,382,000 $ 2,134,698
HCA, Inc.
5 .60% , 4/1/34 , Callable 1/1/34 @ 100 .................................... 68,000 68,272
5 .75% , 3/1/35 , Callable 12/1/34 @ 100 ................................... 299,000 301,658
Health Care Service Corp. A Mutual Legal Reserve Co. , 5 .88% , 6/15/54 , Callable 12/15/53 @
100 (a) ........................................................... 80,000 78,536
Orlando Health Obligated Group , 5 .48% , 10/1/35 , Callable 4/1/34 @ 100 ............... 1,685,000 1,717,618
Solventum Corp. , 5 .60% , 3/23/34 , Callable 12/23/33 @ 100 ........................ 41,000 41,593
Tenet Healthcare Corp. , 4 .38% , 1/15/30 , Callable 5/4/25 @ 102.19 ................... 50,000 46,895
Universal Health Services, Inc.
2 .65% , 1/15/32 , Callable 10/15/31 @ 100 ................................. 87,000 72,716
5 .05% , 10/15/34 , Callable 7/15/34 @ 100 ................................. 466,000 441,478
Zimmer Biomet Holdings, Inc. , 5 .20% , 9/15/34 , Callable 6/15/34 @ 100 ............... 397,000 395,150
6,876,401
Industrials (2.7%):
Air Lease Corp. , 4 .65% ( H15T5Y + 408 bps ) , Callable 6/15/26 @ 100 (c) (i) .............. 85,000 82,667
American Airlines Pass Through Trust , 3 .70% , 10/15/25 ........................... 207,057 203,926
American Airlines, Inc./AAdvantage Loyalty IP Ltd. , 5 .75% , 4/20/29 (a) ................ 462,821 452,758
Aon North America, Inc. , 5 .75% , 3/1/54 , Callable 9/1/53 @ 100 ..................... 41,000 40,433
CRH America Finance, Inc.
5 .50% , 1/9/35 , Callable 10/9/34 @ 100 ................................... 1,145,000 1,159,195
5 .88% , 1/9/55 , Callable 7/9/54 @ 100 .................................... 282,000 285,225
Delta Air Lines Pass Through Trust , 2 .50% , 6/10/28 .............................. 94,942 89,132
Delta Air Lines, Inc./SkyMiles IP Ltd. , 4 .75% , 10/20/28 (a) ......................... 17,594 17,510
Esab Corp. , 6 .25% , 4/15/29 , Callable 4/15/26 @ 103.13 (a) ......................... 34,000 34,511
Extra Space Storage LP , 5 .35% , 1/15/35 , Callable 10/15/34 @ 100 .................... 418,000 414,928
GXO Logistics, Inc. , 6 .50% , 5/6/34 , Callable 2/6/34 @ 100 ......................... 1,013,000 1,036,602
HEICO Corp. , 5 .35% , 8/1/33 , Callable 5/1/33 @ 100 ............................. 323,000 326,058
JetBlue Airways Corp./JetBlue Loyalty LP , 9 .88% , 9/20/31 , Callable 8/27/27 @ 104.94 (a) ... 725,000 715,180
Kennametal, Inc. , 4 .63% , 6/15/28 , Callable 3/15/28 @ 100 ......................... 375,000 374,311
MasTec, Inc. , 5 .90% , 6/15/29 , Callable 5/15/29 @ 100 ............................ 185,000 189,737
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. , 6 .50% , 6/20/27 ,
Callable 5/4/25 @ 101.63 (a) ........................................... 891,402 895,097
Northwestern Mutual Global Funding , 4 .96% , 1/13/30 (a) .......................... 456,000 462,138
OneSky Flight LLC , 8 .88% , 12/15/29 , Callable 12/15/26 @ 104.44 (a) ................. 148,000 150,841
Regal Rexnord Corp. , 6 .40% , 4/15/33 , Callable 1/15/33 @ 100 ...................... 1,562,000 1,620,325
Resideo Funding, Inc. , 6 .50% , 7/15/32 , Callable 7/15/27 @ 103.25 (a) ................. 162,000 161,761
RXO, Inc. , 7 .50% , 11/15/27 , Callable 5/4/25 @ 103.75 (a) .......................... 1,225,000 1,259,837
Spirit AeroSystems, Inc.
9 .38% , 11/30/29 , Callable 11/30/25 @ 104.69 (a) ............................ 393,000 420,152
9 .75% , 11/15/30 , Callable 11/15/26 @ 104.88 (a) ............................ 2,081,000 2,299,497
The Boeing Co.
6 .88% , 3/15/39 .................................................... 1,250,000 1,357,938
5 .81% , 5/1/50 , Callable 11/1/49 @ 100 ................................... 655,000 623,154
6 .86% , 5/1/54 , Callable 11/1/53 @ 100 ................................... 281,000 305,405
The Timken Co. , 4 .13% , 4/1/32 , Callable 1/1/32 @ 100 ............................ 555,000 514,967
Uber Technologies, Inc. , 6 .25% , 1/15/28 , Callable 4/14/25 @ 101.56 (a) ................ 65,000 65,432
United Airlines Pass Through Trust
4 .00% , 4/11/26 ..................................................... 480,834 474,820
5 .88% , 2/15/37 .................................................... 131,843 131,874
XPO, Inc. , 6 .25% , 6/1/28 , Callable 6/1/25 @ 103.13 (a) ............................ 995,000 1,005,560
17,170,971
Information Technology (0.7%):
Atlassian Corp. , 5 .50% , 5/15/34 , Callable 2/15/34 @ 100 .......................... 483,000 490,693
Broadcom, Inc. , 2 .60% , 2/15/33 , Callable 11/15/32 @ 100 (a) ........................ 108,000 91,008
Cadence Design Systems, Inc. , 4 .70% , 9/10/34 , Callable 6/10/34 @ 100 ................ 281,000 274,187
Crowdstrike Holdings, Inc. , 3 .00% , 2/15/29 , Callable 4/14/25 @ 100.75 ................ 254,000 233,759
Foundry JV Holdco LLC , 6 .40% , 1/25/38 , Callable 10/25/37 @ 100 (a) ................ 128,000 133,861
Hewlett Packard Enterprise Co. , 5 .00% , 10/15/34 , Callable 7/15/34 @ 100 .............. 38,000 37,001
Keysight Technologies, Inc. , 4 .95% , 10/15/34 , Callable 7/15/34 @ 100 ................ 454,000 444,041
Oracle Corp.
3 .85% , 7/15/36 , Callable 1/15/36 @ 100 .................................. 726,000 629,079
3 .60% , 4/1/50 , Callable 10/1/49 @ 100 ................................... 4,000 2,772

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
Roper Technologies, Inc. , 4 .90% , 10/15/34 , Callable 7/15/34 @ 100 ................... $ 536,000 $ 523,590
Synopsys, Inc. , 5 .15% , 4/1/35 , Callable 1/1/35 @ 100 ............................. 473,000 475,403
Trimble, Inc. , 6 .10% , 3/15/33 , Callable 12/15/32 @ 100 ........................... 131,000 137,237
TSMC Arizona Corp. , 2 .50% , 10/25/31 , Callable 7/25/31 @ 100 ..................... 525,000 463,809
VMware LLC , 2 .20% , 8/15/31 , Callable 5/15/31 @ 100 ........................... 550,000 467,328
4,403,768
Materials (0.8%):
Amcor Flexibles North America, Inc.
2 .69% , 5/25/31 , Callable 2/25/31 @ 100 .................................. 745,000 655,381
5 .50% , 3/17/35 , Callable 12/17/34 @ 100 (a) ............................... 503,000 504,837
AptarGroup, Inc. , 3 .60% , 3/15/32 , Callable 12/15/31 @ 100 ........................ 58,000 52,800
LYB International Finance III LLC , 3 .38% , 10/1/40 , Callable 4/1/40 @ 100 ............. 223,000 164,539
Martin Marietta Materials, Inc.
5 .15% , 12/1/34 , Callable 9/1/34 @ 100 ................................... 447,000 444,119
5 .50% , 12/1/54 , Callable 6/1/54 @ 100 ................................... 208,000 197,417
Olin Corp.
5 .00% , 2/1/30 , Callable 5/4/25 @ 101.25 .................................. 200,000 188,305
6 .63% , 4/1/33 , Callable 4/1/28 @ 103.31 (a) ................................ 750,000 728,716
Panther Escrow Issuer LLC , 7 .13% , 6/1/31 , Callable 6/1/27 @ 103.56 (a) ............... 91,000 92,664
Reliance, Inc. , 6 .85% , 11/15/36 ............................................. 369,000 405,611
Solvay Finance America LLC , 5 .85% , 6/4/34 , Callable 3/4/34 @ 100 (a) ................ 195,000 198,778
Sonoco Products Co. , 5 .00% , 9/1/34 , Callable 6/1/34 @ 100 ........................ 403,000 386,206
The Dow Chemical Co. , 6 .90% , 5/15/53 , Callable 11/15/52 @ 100 .................... 231,000 252,265
The Sherwin-Williams Co. , 4 .80% , 9/1/31 , Callable 7/1/31 @ 100 .................... 384,000 382,579
Vulcan Materials Co.
5 .35% , 12/1/34 , Callable 9/1/34 @ 100 ................................... 527,000 530,688
5 .70% , 12/1/54 , Callable 6/1/54 @ 100 ................................... 112,000 109,472
5,294,377
Real Estate (1.1%):
Alexandria Real Estate Equities, Inc. , 5 .50% , 10/1/35 , Callable 7/1/35 @ 100 ............ 413,000 414,908
American Assets Trust LP , 6 .15% , 10/1/34 , Callable 7/1/34 @ 100 .................... 341,000 339,919
American Tower Trust #1 , 5 .49% , 3/15/28 , Callable 3/15/27 @ 100 (a) ................. 260,000 264,138
Boston Properties LP , 2 .45% , 10/1/33 , Callable 7/1/33 @ 100 ....................... 450,000 351,866
CBRE Services, Inc. , 2 .50% , 4/1/31 , Callable 1/1/31 @ 100 ........................ 304,000 264,579
CoStar Group, Inc. , 2 .80% , 7/15/30 , Callable 4/15/30 @ 100 (a) ...................... 115,000 102,685
EPR Properties , 3 .60% , 11/15/31 , Callable 8/15/31 @ 100 .......................... 266,000 237,342
GLP Capital LP/GLP Financing II, Inc. , 5 .63% , 9/15/34 , Callable 6/15/34 @ 100 ......... 72,000 70,984
Healthpeak Op LLC , 5 .38% , 2/15/35 , Callable 11/15/34 @ 100 ...................... 319,000 317,771
Regency Centers LP , 5 .10% , 1/15/35 , Callable 10/15/34 @ 100 ...................... 349,000 344,362
SBA Tower Trust
6 .60% , 1/15/28 , Callable 1/15/27 @ 100 (a) ................................ 211,000 216,294
4 .83% , 10/15/29 , Callable 10/15/27 @ 100 (a) ............................... 688,000 682,134
2 .59% , 10/15/31 (a) .................................................. 500,000 422,415
Service Properties Trust , 8 .88% , 6/15/32 , Callable 6/15/27 @ 104.44 (h) ................ 182,000 180,265
The Howard Hughes Corp. , 4 .38% , 2/1/31 , Callable 2/1/26 @ 102.19 (a) ................ 365,000 325,281
The NHP Foundation , 6 .00% , 12/1/33 , Callable 6/1/33 @ 100 ....................... 179,000 189,788
VICI Properties LP , 5 .63% , 4/1/35 , Callable 1/1/35 @ 100 .......................... 536,000 533,517
VICI Properties LP/VICI Note Co., Inc. , 4 .13% , 8/15/30 , Callable 5/4/25 @ 102.06 (a) ..... 2,049,000 1,929,031
7,187,279
Utilities (1.0%):
Black Hills Corp. , 6 .00% , 1/15/35 , Callable 10/15/34 @ 100 ........................ 137,000 141,731
Calpine Corp.
5 .13% , 3/15/28 , Callable 5/4/25 @ 100.85 (a) ............................... 670,000 659,308
5 .00% , 2/1/31 , Callable 2/1/26 @ 102.5 (a) ................................. 2,100,000 2,005,271
CenterPoint Energy Houston Electric LLC , 5 .05% , 3/1/35 , Callable 12/1/34 @ 100 ........ 420,000 416,717
CMS Energy Corp. , 4 .75% ( H15T5Y + 412 bps ) , 6/1/50 , Callable 3/1/30 @ 100 (c) ......... 129,000 121,306
DTE Energy Co. , 5 .85% , 6/1/34 , Callable 3/1/34 @ 100 ........................... 331,000 342,009
Duke Energy Corp. , 5 .45% , 6/15/34 , Callable 3/15/34 @ 100 ....................... 368,000 372,647
Duke Energy Progress SC Storm Funding LLC , 5 .40% , 3/1/44 ....................... 170,813 173,749
Duquesne Light Holdings, Inc. , 2 .78% , 1/7/32 , Callable 10/7/31 @ 100 (a) .............. 300,000 255,612
Entergy Corp. , 2 .40% , 6/15/31 , Callable 3/5/31 @ 100 ............................ 125,000 107,625
Entergy Louisiana LLC , 5 .15% , 9/15/34 , Callable 6/15/34 @ 100 .................... 541,000 538,935
Essex Portfolio LP , 5 .50% , 4/1/34 , Callable 1/1/34 @ 100 .......................... 444,000 447,875

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
Interstate Power and Light Co. , 4 .95% , 9/30/34 , Callable 6/30/34 @ 100 ............... $ 341,000 $ 332,574
Oncor Electric Delivery Co. LLC , 5 .35% , 4/1/35 , Callable 1/1/35 @ 100 (a) ............. 302,000 305,476
The Southern Co. , 4 .00% ( H15T5Y + 373 bps ) , 1/15/51 , Callable 10/15/25 @ 100 (c) ........ 182,000 179,610
6,400,445
Total Corporate Bonds (Cost $110,367,111) 109,579,171
Yankee Dollars (5.6%)
Communication Services (0.1%):
Bell Telephone Co.of Canada/Bell Canada , 6 .88% ( H15T5Y + 239 bps ) , 9/15/55 , Callable
6/15/30 @ 100 (c) ................................................... 299,000 300,141
Rogers Communications, Inc. , 3 .80% , 3/15/32 , Callable 12/15/31 @ 100 ............... 125,000 113,342
Zegona Finance PLC , 8 .63% , 7/15/29 , Callable 7/15/26 @ 104.31 (a) .................. 68,000 72,103
485,586
Consumer Discretionary (1.5%):
Carnival Corp.
7 .00% , 8/15/29 , Callable 8/15/26 @ 103.5 (a) ............................... 1,265,000 1,321,809
6 .13% , 2/15/33 , Callable 2/15/28 @ 103.06 (a) .............................. 85,000 83,746
Flutter Treasury DAC , 6 .38% , 4/29/29 , Callable 4/15/26 @ 103.19 (a) ................. 2,575,000 2,623,799
IHO Verwaltungs GmbH , 8 .00% , 11/15/32 , Callable 11/15/27 @ 104 (a) (j) .............. 995,422 954,964
International Game Technology PLC
6 .25% , 1/15/27 , Callable 7/15/26 @ 100 (a) ................................ 654,000 659,174
5 .25% , 1/15/29 , Callable 5/4/25 @ 101.31 (a) (h) ............................. 1,550,000 1,515,182
NCL Corp. Ltd.
5 .88% , 3/15/26 , Callable 12/15/25 @ 100 (a) ............................... 68,000 67,846
6 .75% , 2/1/32 , Callable 2/1/28 @ 103.38 (a) ................................ 154,000 152,248
Royal Caribbean Cruises Ltd.
5 .63% , 9/30/31 , Callable 9/30/27 @ 102.81 (a) .............................. 488,000 479,401
6 .25% , 3/15/32 , Callable 3/15/27 @ 103.13 (a) .............................. 1,245,000 1,256,811
6 .00% , 2/1/33 , Callable 8/1/27 @ 103 (a) .................................. 499,000 499,315
9,614,295
Consumer Staples (0.6%):
Alimentation Couche-Tard, Inc. , 5 .27% , 2/12/34 , Callable 11/12/33 @ 100 (a) ............ 624,000 616,173
Bacardi Ltd./Bacardi-Martini BV , 5 .40% , 6/15/33 , Callable 3/15/33 @ 100 (a) ............ 413,000 404,630
Bacardi-Martini BV , 6 .00% , 2/1/35 , Callable 11/1/34 @ 100 (a) ...................... 837,000 846,150
Becle SAB de CV , 2 .50% , 10/14/31 , Callable 7/14/31 @ 100 (a) (h) .................... 1,794,000 1,450,207
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
6 .75% , 3/15/34 , Callable 12/15/33 @ 100 ................................. 183,000 197,737
6 .50% , 12/1/52 , Callable 6/1/52 @ 100 ................................... 117,000 121,784
3,636,681
Energy (0.2%):
Aker BP ASA , 5 .13% , 10/1/34 , Callable 7/1/34 @ 100 (a) .......................... 744,000 711,137
Enbridge, Inc. , 5 .63% , 4/5/34 , Callable 1/5/34 @ 100 ............................. 201,000 204,178
Harbour Energy PLC , 6 .33% , 4/1/35 , Callable 1/1/35 @ 100 (a) ...................... 506,000 504,903
1,420,218
Financials (2.2%):
1375209 BC Ltd. , 9 .00% , 1/30/28 , Callable 4/8/25 @ 100 (a) (h) ...................... 1,802,000 1,800,032
Allianz SE , 6 .35% ( H15T5Y + 323 bps ) , 9/6/53 , Callable 3/6/33 @ 100 (a) (c) ............. 300,000 311,392
Ardonagh Finco Ltd. , 7 .75% , 2/15/31 , Callable 2/15/27 @ 103.88 (a) .................. 141,000 143,868
AS Mileage Plan IP Ltd. , 5 .31% , 10/20/31 , Callable 8/20/31 @ 100 (a) ................. 420,000 410,876
Avolon Holdings Funding Ltd. , 2 .75% , 2/21/28 , Callable 12/21/27 @ 100 (a) ............ 190,000 178,679
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand , 5 .62% ,
12/10/29 , Callable 11/10/29 @ 100 (a) .................................... 167,000 169,295
Banco Santander SA , 6 .92% , 8/8/33 ......................................... 200,000 212,139
Bank of Montreal , 3 .09% ( H15T5Y + 140 bps ) , 1/10/37 , Callable 1/10/32 @ 100 (c) ........ 750,000 637,394
Barclays PLC , 3 .56% ( H15T5Y + 290 bps ) , 9/23/35 , Callable 9/23/30 @ 100 (c) ........... 750,000 677,045
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
7 .63% ( H15T5Y + 338 bps ) , 2/11/35 , Callable 2/11/30 @ 100 (a) (c) ................ 294,000 297,903
8 .45% ( H15T5Y + 466 bps ) , 6/29/38 , Callable 6/29/33 @ 100 (a) .................. 116,000 121,205
8 .13% ( H15T5Y + 421 bps ) , 1/8/39 , Callable 1/8/34 @ 100 (a) (c) .................. 252,000 258,097
BNP Paribas SA , 5 .74% ( SOFR + 188 bps ) , 2/20/35 , Callable 2/20/34 @ 100 (a) (c) (h) ....... 70,000 71,488
BP Capital Markets PLC , 4 .38% ( H15T5Y + 404 bps ) , Callable 6/22/25 @ 100 (c) (i) ........ 52,000 51,761

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
BPCE SA , 6 .29% ( SOFR + 204 bps ) , 1/14/36 , Callable 1/14/35 @ 100 (a) (c) .............. $ 455,000 $ 470,312
Brookfield Finance, Inc. , 5 .68% , 1/15/35 , Callable 10/15/34 @ 100 ................... 243,000 248,351
Credit Agricole SA , 6 .25% ( SOFR + 267 bps ) , 1/10/35 , Callable 1/10/34 @ 100 (a) (c) ....... 50,000 51,041
Deutsche Bank AG , 5 .40% ( SOFR + 205 bps ) , 9/11/35 , Callable 9/11/34 @ 100 (c) ......... 235,000 229,116
HSBC Holdings PLC , 8 .11% ( SOFR + 425 bps ) , 11/3/33 , Callable 11/3/32 @ 100 (c) ........ 50,000 56,863
ING Groep NV , 6 .11% ( SOFR + 209 bps ) , 9/11/34 , Callable 9/11/33 @ 100 (c) ............ 382,000 400,409
Lloyds Banking Group PLC , 7 .95% ( H15T1Y + 375 bps ) , 11/15/33 , Callable 8/15/32 @ 100 (c) 252,000 286,266
Macquarie Airfinance Holdings Ltd. , 6 .50% , 3/26/31 , Callable 1/26/31 @ 100 (a) ......... 5,000 5,206
Mizuho Financial Group, Inc. , 5 .58% ( H15T1Y + 130 bps ) , 5/26/35 , Callable 5/26/34 @ 100 (c) 727,000 742,954
QBE Insurance Group Ltd. , 5 .88% ( H15T5Y + 551 bps ) , Callable 5/12/25 @ 100 (a) (c) (i) .... 1,459,000 1,458,095
Royal Bank of Canada , 5 .15% , 2/1/34 ........................................ 555,000 558,826
Societe Generale SA
3 .34% ( H15T1Y + 160 bps ) , 1/21/33 , Callable 1/21/32 @ 100 (a) (c) ................ 500,000 434,591
4 .03% ( H15T1Y + 190 bps ) , 1/21/43 , Callable 1/21/42 @ 100 (a) (c) ................ 250,000 179,879
Sumitomo Mitsui Trust Bank Ltd. , 5 .05% , 3/13/35 (a) (h) ........................... 520,000 514,159
The Bank of Nova Scotia , 4 .90% ( H15T5Y + 455 bps ) , Callable 6/4/25 @ 100 (c) (i) ......... 1,615,000 1,608,305
The Toronto-Dominion Bank , 5 .15% ( H15T5Y + 150 bps ) , 9/10/34 , Callable 9/10/29 @ 100 (c) 450,000 446,062
UBS Group AG , 3 .09% ( SOFR + 173 bps ) , 5/14/32 , Callable 5/14/31 @ 100 (a) (c) .......... 500,000 445,476
Westpac Banking Corp. , 3 .02% ( H15T5Y + 153 bps ) , 11/18/36 , Callable 11/18/31 @ 100 (c) .. 600,000 518,192
13,995,277
Industrials (0.3%):
Aircastle Ltd. , 5 .25% ( H15T5Y + 441 bps ) , Callable 6/15/26 @ 100 (a) (c) (i) .............. 146,000 143,501
Avianca Midco 2 PLC , 9 .63% , 2/14/30 , Callable 2/14/27 @ 104.81 (a) ................. 100,000 92,415
Grupo Aeromexico SAB de CV , 8 .63% , 11/15/31 , Callable 11/15/27 @ 104.31 (a) (h) ....... 201,000 193,870
Latam Airlines Group SA , 7 .88% , 4/15/30 , Callable 10/15/26 @ 103.94 (a) (h) ............ 485,000 482,521
LG Energy Solution Ltd. , 5 .50% , 7/2/34 (a) ..................................... 437,000 429,276
nVent Finance SARL , 5 .65% , 5/15/33 , Callable 2/15/33 @ 100 ...................... 287,000 286,670
VistaJet Malta Finance PLC/Vista Management Holding, Inc. , 9 .50% , 6/1/28 , Callable 6/1/25
@ 104.75 (a) (h) .................................................... 25,000 24,751
1,653,004
Information Technology (0.3%):
Open Text Corp. , 6 .90% , 12/1/27 , Callable 11/1/27 @ 100 (a) ........................ 912,000 944,016
SK Hynix, Inc. , 6 .50% , 1/17/33 (a) (h) ......................................... 722,000 776,695
1,720,711
Materials (0.2%):
Minera Mexico SA de CV , 5 .63% , 2/12/32 , Callable 12/12/31 @ 100 (a) ................ 588,000 584,401
NOVA Chemicals Corp. , 4 .25% , 5/15/29 , Callable 5/4/25 @ 102.13 (a) ................. 402,000 384,117
968,518
Real Estate (0.2%):
Ontario Teachers' Cadillac Fairview Properties Trust , 2 .50% , 10/15/31 , Callable 7/15/31 @
100 (a) ........................................................... 1,646,000 1,415,033
Utilities (0.0%):(f)
GENM Capital Labuan Ltd. , 3 .88% , 4/19/31 , Callable 1/19/31 @ 100 (a) ............... 25,000 22,289
Total Yankee Dollars (Cost $35,363,217) 34,931,612
Municipal Bonds (3.7%)
California (0.0%):(f)
California Infrastructure & Economic Development Bank Revenue , Series B , 6 .03% , 7/1/38 . 110,000 116,391
Colorado (0.2%):
Colorado Housing and Finance Authority Revenue
Series C1 , 5 .66% , 11/1/39 , Continuously Callable @100 ....................... 645,000 655,205
Series D-1 , 5 .84% , 5/1/44 , Continuously Callable @100 ....................... 370,000 376,363
Series E1 , 5 .28% , 11/1/39 , Continuously Callable @102 ....................... 125,000 123,410
1,154,978
Connecticut (0.1%):
Connecticut Housing Finance Authority Revenue , Series C2 , 5 .81% , 11/15/39 , Continuously
Callable @100 ..................................................... 320,000 330,327
Florida (0.8%):
County of Miami-Dade FL Aviation Revenue , Series C , 5 .55% , 10/1/43 , Continuously Callable
@100 ........................................................... 750,000 753,206

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March 31, 2025
Security Description Principal Amount . Value
Florida Housing Finance Corp. Revenue
Series 4 , 5 .67% , 7/1/39 , Continuously Callable @100 ......................... $ 295,000 $ 301,134
Series 4 , 5 .88% , 7/1/44 , Continuously Callable @100 ......................... 195,000 201,038
Series 6 , 5 .07% , 7/1/39 , Continuously Callable @100 ......................... 45,000 43,714
State Board of Administration Finance Corp. Revenue , Series A , 5 .53% , 7/1/34 , Continuously
Callable @100 (h) ................................................... 3,430,000 3,514,689
4,813,781
Hawaii (0.1%):
State of Hawaii, GO
Series GN , 4 .64% , 10/1/34 ............................................ 340,000 336,968
Series GN , 5 .11% , 10/1/43 , Continuously Callable @100 ...................... 310,000 304,659
641,627
Idaho (0.2%):
Idaho Housing & Finance Association Revenue
Series A , 5 .67% , 1/1/45 , Continuously Callable @100 ......................... 500,000 498,784
Series C , 5 .43% , 7/1/39 , Continuously Callable @100 ......................... 505,000 507,471
1,006,255
Illinois (0.1%):
City of Kankakee, GO (INS - Build America Mutual Assurance Co.) , 5 .28% , 12/1/36 ,
Continuously Callable @100 ........................................... 65,000 64,819
Illinois Housing Development Authority Revenue
Series B , 5 .63% , 10/1/41 , Continuously Callable @100 ........................ 345,000 345,744
Series F , 5 .44% , 10/1/39 , Continuously Callable @100 ........................ 250,000 248,119
Sales Tax Securitization Corp. Revenue , Series B , 5 .23% , 1/1/39 , Continuously Callable @100 175,000 174,250
832,932
Indiana (0.1%):
Indiana Housing & Community Development Authority Revenue , Series A-2 , 5 .83% , 7/1/45 ,
Continuously Callable @100 ........................................... 355,000 359,348
Iowa (0.2%):
Iowa Finance Authority Revenue , Series H , 5 .38% , 7/1/39 , Continuously Callable @100 .... 1,000,000 1,000,149
Louisiana (0.1%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue
Series A , 4 .48% , 8/1/39 .............................................. 906,000 860,330
Series A1-A3 , 5 .08% , 6/1/31 ........................................... 71,439 72,188
932,518
Maryland (0.0%):(f)
Maryland Economic Development Corp. Revenue , 5 .07% , 11/30/34 ................... 65,000 65,301
Massachusetts (0.0%):(f)
Massachusetts Housing Finance Agency Revenue , Series 238 , 4 .94% , 12/1/39 , Continuously
Callable @100 ..................................................... 150,000 143,126
Michigan (0.1%):
Michigan State Housing Development Authority Revenue , Series E , 5 .10% , 12/1/39 ,
Continuously Callable @100 ........................................... 380,000 363,099
Minnesota (0.3%):
Minnesota Housing Finance Agency Revenue
Series D , 5 .58% , 8/1/39 , Continuously Callable @100 ........................ 90,000 91,059
Series J , 5 .62% , 7/1/39 , Continuously Callable @100 ......................... 185,000 193,033
Series M , 5 .73% , 7/1/39 , Continuously Callable @100 ........................ 355,000 363,456
Series M , 5 .92% , 7/1/44 , Continuously Callable @100 ........................ 330,000 335,116
Series P , 5 .39% , 7/1/39 , Continuously Callable @100 ......................... 470,000 471,000
Series V , 5 .88% , 7/1/44 , Continuously Callable @100 ......................... 425,000 431,473
1,885,137
Montana (0.0%):(f)
Montana Facility Finance Authority Revenue , 2 .44% , 8/15/31 ....................... 250,000 217,246
Nebraska (0.0%):(f)
Nebraska Investment Finance Authority Revenue , Series H , 5 .77% , 3/1/43 , Continuously
Callable @100 ..................................................... 190,000 191,472
Nevada (0.2%):
Nevada Housing Division Revenue
Series B , 5 .68% , 10/1/45 , Continuously Callable @100 ........................ 700,000 698,813

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Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
Series D , 5 .79% , 10/1/35 , Continuously Callable @100 ........................ $ 255,000 $ 266,633
Series F , 5 .13% , 10/1/39 , Continuously Callable @100 ........................ 170,000 165,965
1,131,411
New Hampshire (0.0%):(f)
New Hampshire Business Finance Authority Revenue , Series B , 5 .35% , 11/1/39 , Continuously
Callable @100 ..................................................... 310,000 309,827
New Jersey (0.0%):(f)
New Jersey Housing & Mortgage Finance Agency Revenue
Series L , 5 .64% , 10/1/34 , Continuously Callable @100 ........................ 30,000 31,081
Series L , 5 .71% , 10/1/35 , Continuously Callable @100 ........................ 40,000 41,388
72,469
New York (0.2%):
New York City Housing Development Corp. Revenue
3 .76% , 1/1/29 ..................................................... 250,000 243,831
Series C , 5 .71% , 11/1/39 , Continuously Callable @100 ........................ 265,000 274,080
Series C , 5 .90% , 11/1/44 , Continuously Callable @100 ........................ 225,000 231,555
New York City Transitional Finance Authority Revenue , Series G-3 , 5 .11% , 5/1/36 ,
Continuously Callable @100 ........................................... 225,000 227,021
State of New York Mortgage Agency Homeowner Mortgage Revenue , 5 .57% , 10/1/40 ,
Continuously Callable @100 ........................................... 260,000 263,230
1,239,717
North Carolina (0.1%):
North Carolina Housing Finance Agency Revenue
5 .80% , 7/1/50 , Continuously Callable @100 ............................... 200,000 201,316
Series 54-B , 5 .60% , 7/1/39 , Continuously Callable @100 ...................... 130,000 132,166
Series 54-B , 5 .81% , 7/1/44 , Continuously Callable @100 ...................... 325,000 329,971
663,453
Ohio (0.0%):(f)
Columbus Metropolitan Housing Authority Revenue , 5 .38% , 9/1/28 , Continuously Callable
@100 ........................................................... 130,000 131,893
University of Cincinnati Revenue , Series B , 5 .53% , 6/1/40 , Continuously Callable @100 ... 65,000 67,579
199,472
Oregon (0.0%):(f)
State of Oregon, GO , Series B , 5 .36% , 5/1/39 , Continuously Callable @100 ............. 190,000 194,671
Pennsylvania (0.1%):
Pennsylvania Housing Finance Agency Revenue
Series 145B , 5 .71% , 10/1/39 , Continuously Callable @100 ..................... 195,000 199,223
Series 146B , 5 .56% , 10/1/39 , Continuously Callable @100 ..................... 65,000 65,777
Series 147B , 5 .89% , 10/1/44 , Continuously Callable @100 ..................... 155,000 157,417
422,417
Rhode Island (0.1%):
Rhode Island Housing & Mortgage Finance Corp. Revenue
5 .71% , 10/1/39 , Continuously Callable @100 ............................... 200,000 203,468
5 .89% , 10/1/44 , Continuously Callable @100 ............................... 330,000 332,350
Series 84-T , 4 .93% , 10/1/39 , Continuously Callable @100 ..................... 275,000 260,936
796,754
South Carolina (0.3%):
Charleston County Airport District Revenue
Series C , 4 .58% , 7/1/33 .............................................. 750,000 745,764
Series C , 4 .63% , 7/1/34 .............................................. 730,000 722,672
County of Charleston SC Revenue , 1 .92% , 12/1/29 ............................... 250,000 224,074
Greenville-Spartanburg Airport District Revenue
Series B , 5 .06% , 7/1/34 .............................................. 15,000 15,081
Series B , 5 .11% , 7/1/35 , Continuously Callable @100 ......................... 20,000 20,081
1,727,672
Tennessee (0.0%):(f)
Metropolitan Government Nashville & Davidson County Sports Authority Revenue , Series D ,
5 .27% , 7/1/35 ..................................................... 75,000 78,796
Tennessee Housing Development Agency Revenue , Series 2B , 5 .65% , 7/1/39 , Continuously
Callable @100 ..................................................... 190,000 193,040
271,836

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Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
Texas (0.1%):
County of Harris TX Hotel Occupancy Tax Revenue , 5 .26% , 8/15/44 , Continuously Callable
@100 ........................................................... $ 160,000 $ 159,466
Texas Department of Housing & Community Affairs Revenue
Series D , 5 .55% , 1/1/39 , Continuously Callable @100 ........................ 65,000 66,504
Series D , 5 .73% , 1/1/44 , Continuously Callable @100 ........................ 65,000 65,422
Texas Water Development Board Revenue , Series B , 4 .31% , 10/15/34 ................. 150,000 145,698
University of Houston Revenue , Series B , 4 .86% , 2/15/37 , Continuously Callable @100 .... 25,000 25,041
462,131
Utah (0.1%):
Utah Housing Corp. Revenue
Series F , 5 .61% , 7/1/36 , Continuously Callable @100 ......................... 115,000 117,610
Series F , 5 .69% , 7/1/39 , Continuously Callable @100 ......................... 355,000 360,573
478,183
Virginia (0.2%):
Virginia Housing Development Authority Revenue
Series B , 5 .66% , 10/1/39 , Continuously Callable @100 ........................ 320,000 326,299
Series C , 5 .31% , 10/1/39 , Continuously Callable @100 ........................ 300,000 298,218
Series E , 5 .51% , 7/1/39 , Continuously Callable @100 ......................... 480,000 485,686
1,110,203
West Virginia (0.0%):(f)
West Virginia Housing Development Fund Revenue
Series C , 5 .83% , 11/1/39 , Continuously Callable @100 ........................ 115,000 117,901
Series C , 6 .02% , 11/1/44 , Continuously Callable @100 ........................ 130,000 132,636
250,537
Total Municipal Bonds (Cost $23,274,312) 23,384,440
U.S. Government Agency Mortgages (16.3%)
Farm Credit Bank of Texas
Series 4 , 5 .70% ( H15T5Y + 542 bps ) , (a) (c) (i) ............................... 1,206,000 1,195,787
Federal Farm Credit Banks Funding Corporation
6 .00% , 6/5/34 ..................................................... 325,000 325,172
5 .14% , 10/30/34 .................................................... 589,000 581,037
2 .55% , 12/21/34 .................................................... 309,000 254,903
2 .20% , 9/2/36 ..................................................... 795,000 605,043
5 .60% , 8/5/39 ..................................................... 333,000 330,806
6 .19% , 6/17/44 .................................................... 381,000 379,442
2,476,403
Federal Home Loan Banks
5 .25% , 9/25/34 .................................................... 685,000 677,527
Federal Home Loan Mortgage Corporation
1 .50% , 4/1/37 ..................................................... 477,134 418,948
5 .50% , 8/1/38 - 1/1/55 ............................................... 12,879,503 12,910,928
5 .00% , 2/1/40 - 1/1/55 ............................................... 4,665,204 4,622,418
3 .00% , 4/1/40 - 5/1/52 ............................................... 528,987 467,695
2 .50% , 5/1/42 ..................................................... 1,313,345 1,153,759
4 .50% , 11/1/42 - 7/1/53 .............................................. 1,819,651 1,748,683
4 .00% , 1/1/43 - 12/1/54 .............................................. 3,163,090 2,954,873
3 .50% , 7/1/52 ..................................................... 291,885 263,787
6 .00% , 8/1/53 - 3/1/55 ............................................... 5,212,263 5,311,056
29,852,147
Federal National Mortgage Association
2 .13% , 1/1/34 ..................................................... 502,816 420,416
5 .00% , 12/1/37 - 11/1/54 .............................................. 7,056,076 6,953,281
4 .00% , 4/1/38 - 7/1/53 ............................................... 3,380,111 3,169,458
3 .50% , 12/1/42 - 8/1/52 .............................................. 1,799,783 1,642,540
5 .50% , 12/1/44 - 3/1/55 .............................................. 18,365,847 18,422,357
2 .50% , 10/1/50 - 7/1/52 .............................................. 912,029 760,363
3 .00% , 12/1/51 .................................................... 239,195 207,517
4 .50% , 6/1/52 - 1/1/53 ............................................... 2,333,976 2,240,806
6 .00% , 7/1/52 - 11/1/54 .............................................. 3,483,360 3,553,307
37,370,045

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VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
Government National Mortgage Association
5 .00% , 8/20/38 - 2/20/54 ............................................. $ 4,129,854 $ 4,080,349
2 .50% , 1/20/51 - 9/20/53 ............................................. 3,005,086 2,552,666
3 .50% , 2/20/52 - 2/20/54 ............................................. 3,118,766 2,866,936
3 .00% , 3/20/52 - 11/20/53 ............................................. 9,128,155 8,087,148
4 .00% , 6/20/52 - 5/20/53 ............................................. 3,130,631 2,934,597
4 .50% , 8/20/52 - 11/20/53 ............................................. 4,520,894 4,354,836
5 .50% , 4/20/53 - 2/20/54 ............................................. 3,494,061 3,518,115
6 .00% , 9/20/53 - 10/20/53 ............................................. 862,970 882,768
5 .50% , 1/20/54 .................................................... 260,815 262,400
7 .50% , 10/20/54 .................................................... 1,002,645 1,010,356
30,550,171
Total U.S. Government Agency Mortgages (Cost $101,952,733) 102,122,080
U.S. Treasury Obligations (24.7%)
U.S. Treasury Bonds
4 .50% , 2/15/36 .................................................... 25,661,600 26,411,400
5 .00% , 5/15/37 .................................................... 19,997,000 21,393,665
4 .38% , 11/15/39 .................................................... 12,899,000 12,830,474
1 .38% , 11/15/40 .................................................... 2,500,000 1,625,000
1 .75% , 8/15/41 .................................................... 11,650,000 7,892,875
3 .38% , 8/15/42 .................................................... 2,275,000 1,950,457
3 .88% , 5/15/43 .................................................... 796,000 726,723
4 .38% , 8/15/43 .................................................... 6,174,000 6,017,721
4 .75% , 11/15/43 .................................................... 3,590,000 3,667,970
4 .63% , 11/15/44 .................................................... 1,950,000 1,952,742
1 .25% , 5/15/50 .................................................... 1,000,000 496,563
2 .00% , 8/15/51 .................................................... 4,250,000 2,530,742
3 .63% , 2/15/53 .................................................... 763,000 642,708
3 .63% , 5/15/53 .................................................... 921,000 775,943
4 .13% , 8/15/53 .................................................... 7,019,000 6,468,447
4 .75% , 11/15/53 .................................................... 7,844,000 8,018,039
4 .25% , 8/15/54 .................................................... 7,160,000 6,758,369
4 .63% , 2/15/55 .................................................... 1,403,000 1,412,207
U.S. Treasury Notes
4 .13% , 10/31/26 .................................................... 3,543,000 3,552,134
4 .38% , 11/30/30 .................................................... 1,931,000 1,965,999
4 .63% , 5/31/31 .................................................... 7,546,000 7,781,813
4 .13% , 11/15/32 .................................................... 4,054,000 4,060,334
3 .50% , 2/15/33 .................................................... 5,543,000 5,309,155
3 .38% , 5/15/33 .................................................... 2,056,000 1,947,417
3 .88% , 8/15/33 .................................................... 4,015,000 3,935,327
4 .50% , 11/15/33 .................................................... 14,236,000 14,578,554
4 .63% , 2/15/35 .................................................... 300,000 309,891
Total U.S. Treasury Obligations (Cost $157,943,626) 155,012,669
Commercial Paper (0.3%)
Information Technology (0.3%):
Jabil, Inc. , 5 .13% , 4/1/25 (a) (k) ............................................. 2,000,000 1,999,715
Total Commercial Paper (Cost $2,000,000) 1,999,715
Shares
Collateral for Securities Loaned (1.4%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .26% (l) ........ 2,204,154 2,204,154
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .27% (l) ............ 2,204,154 2,204,154
Invesco Government & Agency Portfolio, Institutional Shares , 4 .30% (l) ................ 2,204,154 2,204,154
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .27% (l) . 2,204,154 2,204,154
Total Collateral for Securities Loaned (Cost $8,816,616) 8,816,616
Total Investments (Cost $637,408,929) — 100.8% 633,031,143
Liabilities in excess of other assets — (0.8)% (5,260,983)
NET ASSETS - 100.00% $ 627,770,160

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VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
At March 31, 2025, the Fund's investments in foreign securities were 8.8% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2025, the fair value of these securities was
$227,874,783 and amounted to 36.3% of net assets.
(b) Security is interest only.
(c) Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2025.
(d) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at March 31, 2025.
(e) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(f) Amount represents less than 0.05% of net assets.
(g) The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. At March 31, 2025, the Fund held unfunded or partially unfunded loan commitments of $99,719, which included a $(281) unrealized gain/loss.
(h) All or a portion of this security is on loan.
(i) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(j) Up to 8.75% of the coupon may be PIK.
(k) Rate represents the effective yield at March 31, 2025.
(l) Rate disclosed is the daily yield on March 31, 2025.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2025.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2025.
H15T10Y
—
10 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2025.
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PIK
—
Payment-in-Kind
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of March 31, 2025.
SOFR01M
—
1 Month SOFR, rate disclosed as of March 31, 2025.
SOFR03M
—
3 Month SOFR, rate disclosed as of March 31, 2025.
SOFR06M
—
6 Month SOFR, rate disclosed as of March 31, 2025.
SOFR30A
—
30 day average of SOFR, rate disclosed as of March 31, 2025.
TSFR1M
—
1 Month Term SOFR, rate disclosed as of March 31, 2025.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of March 31, 2025.
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

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VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
10-Year U.S. Treasury Note Futures ...... 100 6/18/25 $ 10,883,846 $ 11,121,875 $ 238,029
30-Year U.S. Treasury Bond Futures ..... 81 6/18/25 9,300,989 9,499,781 198,792
5-Year U.S. Treasury Note Futures ....... 55 6/30/25 5,848,180 5,948,594 100,414
$ 537,235
Total unrealized appreciation $ 537,235
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 537,235

Schedule of Portfolio Investments
March 31, 2025
Victory Portfolios II
VictoryShares Corporate Bond ETF

(Unaudited)
Security Description Principal Amount . Value
Corporate Bonds (77.9%)
Communication Services (5.8%):
AT&T, Inc. , 3 .10% , 2/1/43 , Callable 8/1/42 @ 100 ............................... $ 2,000,000 $ 1,427,393
Charter Communications Operating LLC/Charter Communications Operating Capital , 5 .38% ,
4/1/38 , Callable 10/1/37 @ 100 ......................................... 750,000 675,527
Comcast Corp.
5 .30% , 6/1/34 , Callable 3/1/34 @ 100 (a) .................................. 300,000 304,766
2 .89% , 11/1/51 , Callable 5/1/51 @ 100 (b) ................................. 1,000,000 583,839
Discovery Communications LLC , 3 .63% , 5/15/30 , Callable 2/15/30 @ 100 .............. 500,000 449,736
Paramount Global
3 .38% , 2/15/28 , Callable 11/15/27 @ 100 .................................. 445,000 427,520
4 .20% , 6/1/29 , Callable 3/1/29 @ 100 .................................... 750,000 722,000
T-Mobile US, Inc.
2 .55% , 2/15/31 , Callable 11/15/30 @ 100 .................................. 1,500,000 1,322,340
2 .25% , 11/15/31 , Callable 8/15/31 @ 100 .................................. 500,000 424,777
Verizon Communications, Inc.
1 .75% , 1/20/31 , Callable 10/20/30 @ 100 ................................. 1,000,000 844,923
2 .88% , 11/20/50 , Callable 5/20/50 @ 100 .................................. 1,000,000 621,555
Warnermedia Holdings, Inc. , 5 .05% , 3/15/42 , Callable 9/15/41 @ 100 (b) ............... 389,000 310,932
8,115,308
Consumer Discretionary (5.0%):
AutoNation, Inc.
3 .85% , 3/1/32 , Callable 12/1/31 @ 100 ................................... 500,000 450,868
5 .89% , 3/15/35 , Callable 12/15/34 @ 100 ................................. 210,000 209,530
Brunswick Corp. , 4 .40% , 9/15/32 , Callable 6/15/32 @ 100 ......................... 250,000 228,671
Choice Hotels International, Inc. , 5 .85% , 8/1/34 , Callable 5/1/34 @ 100 ................ 300,000 300,232
Daimler Truck Finance North America LLC
2 .38% , 12/14/28 (b) ................................................. 350,000 322,034
5 .38% , 6/25/34 , Callable 3/25/34 @ 100 (b) ................................ 200,000 197,648
General Motors Financial Co., Inc.
5 .35% , 7/15/27 .................................................... 200,000 201,768
5 .95% , 4/4/34 , Callable 1/4/34 @ 100 .................................... 300,000 298,724
Genuine Parts Co.
6 .50% , 11/1/28 , Callable 10/1/28 @ 100 .................................. 175,000 184,692
2 .75% , 2/1/32 , Callable 11/1/31 @ 100 ................................... 167,000 143,220
Hasbro, Inc. , 3 .55% , 11/19/26 , Callable 9/19/26 @ 100 ............................ 250,000 245,355
Kohl's Corp. , 4 .63% , 5/1/31 , Callable 2/1/31 @ 100 (a) ............................ 250,000 174,487
Lithia Motors, Inc. , 3 .88% , 6/1/29 , Callable 5/4/25 @ 101.94 (b) ..................... 250,000 229,370
Lowe's Cos., Inc. , 2 .80% , 9/15/41 , Callable 3/15/41 @ 100 ......................... 1,000,000 691,686
Marriott International, Inc. , 3 .50% , 10/15/32 , Callable 7/15/32 @ 100 ................. 250,000 222,889
Mattel, Inc. , 3 .75% , 4/1/29 , Callable 4/14/25 @ 100.94 (b) .......................... 250,000 236,868
Nissan Motor Acceptance Co. LLC , 6 .95% , 9/15/26 (b) ............................ 250,000 254,408
O'Reilly Automotive, Inc. , 5 .00% , 8/19/34 , Callable 5/19/34 @ 100 ................... 350,000 344,065
Stellantis Finance US, Inc. , 6 .45% , 3/18/35 , Callable 12/18/34 @ 100 (b) ............... 200,000 198,495
Tapestry, Inc. , 5 .50% , 3/11/35 , Callable 12/11/34 @ 100 ........................... 260,000 256,906
The Home Depot, Inc. , 2 .38% , 3/15/51 , Callable 9/15/50 @ 100 ..................... 600,000 341,448
Tractor Supply Co.
1 .75% , 11/1/30 , Callable 8/1/30 @ 100 ................................... 500,000 424,721
5 .25% , 5/15/33 , Callable 2/15/33 @ 100 .................................. 250,000 251,870
Volkswagen Group of America Finance LLC
4 .60% , 6/8/29 , Callable 4/8/29 @ 100 (b) .................................. 250,000 243,823
5 .80% , 3/27/35 , Callable 12/27/34 @ 100 (b) ............................... 275,000 270,617
6,924,395
Consumer Staples (5.4%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC , 4 .88% , 2/15/30 ,
Callable 5/4/25 @ 103.66 (b) ........................................... 250,000 239,084
Anheuser-Busch InBev Worldwide, Inc. , 3 .50% , 6/1/30 , Callable 3/1/30 @ 100 .......... 500,000 476,513
BAT Capital Corp.
2 .73% , 3/25/31 , Callable 12/25/30 @ 100 ................................. 300,000 265,462
6 .42% , 8/2/33 , Callable 5/2/33 @ 100 .................................... 200,000 213,346
Bimbo Bakeries USA, Inc. , 5 .38% , 1/9/36 , Callable 10/9/35 @ 100 (b) ................. 400,000 395,119
Bunge Ltd. Finance Corp. , 2 .75% , 5/14/31 , Callable 2/14/31 @ 100 (a) ................. 500,000 443,066
Church & Dwight Co., Inc. , 2 .30% , 12/15/31 , Callable 9/15/31 @ 100 ................. 250,000 214,594

Victory Portfolios II
VictoryShares Corporate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
Coca-Cola Consolidated, Inc. , 5 .45% , 6/1/34 , Callable 3/1/34 @ 100 .................. $ 300,000 $ 306,973
Dollar General Corp. , 5 .20% , 7/5/28 , Callable 6/5/28 @ 100 ........................ 250,000 253,634
General Mills, Inc. , 2 .25% , 10/14/31 , Callable 7/14/31 @ 100 ....................... 450,000 384,499
JBS USA Holding LUX SARL/JBS USA Food Co./JBS USA Foods Group , 5 .95% , 4/20/35 ,
Callable 1/20/35 @ 100 (b) ............................................ 200,000 205,646
Keurig Dr. Pepper, Inc.
3 .95% , 4/15/29 , Callable 2/15/29 @ 100 .................................. 250,000 243,357
4 .50% , 4/15/52 , Callable 10/15/51 @ 100 ................................. 325,000 270,573
Mars, Inc. , 5 .70% , 5/1/55 , Callable 11/1/54 @ 100 (b) ............................. 275,000 274,543
McCormick & Co., Inc. , 1 .85% , 2/15/31 , Callable 11/15/30 @ 100 ................... 500,000 423,442
Philip Morris International, Inc. , 5 .63% , 9/7/33 , Callable 6/7/33 @ 100 ................ 500,000 518,092
Sodexo, Inc. , 2 .72% , 4/16/31 , Callable 1/16/31 @ 100 (b) .......................... 750,000 654,284
Sysco Corp.
2 .45% , 12/14/31 , Callable 9/14/31 @ 100 ................................. 500,000 430,381
5 .40% , 3/23/35 , Callable 12/23/34 @ 100 ................................. 100,000 100,631
The Campbell's Company , 5 .40% , 3/21/34 , Callable 12/21/33 @ 100 .................. 300,000 302,363
The J.M. Smucker Co.
6 .50% , 11/15/43 , Callable 5/15/43 @ 100 .................................. 225,000 241,481
6 .50% , 11/15/53 , Callable 5/15/53 @ 100 .................................. 225,000 243,232
The Kroger Co. , 5 .50% , 9/15/54 , Callable 3/15/54 @ 100 .......................... 350,000 330,274
7,430,589
Energy (5.2%):
Apa Corp. , 4 .25% , 1/15/44 , Callable 7/15/43 @ 100 (b) ............................ 250,000 179,322
Columbia Pipelines Operating Co. LLC , 6 .54% , 11/15/53 , Callable 5/15/53 @ 100 (b) ...... 200,000 209,902
ConocoPhillips Co. , 5 .55% , 3/15/54 , Callable 9/15/53 @ 100 ....................... 250,000 242,210
Coterra Energy, Inc. , 5 .40% , 2/15/35 , Callable 11/15/34 @ 100 ...................... 325,000 320,036
DCP Midstream Operating LP , 5 .60% , 4/1/44 , Callable 10/1/43 @ 100 ................. 250,000 232,494
DT Midstream, Inc. , 5 .80% , 12/15/34 , Callable 9/15/34 @ 100 (b) .................... 300,000 301,969
Eastern Energy Gas Holdings LLC
5 .80% , 1/15/35 , Callable 10/15/34 @ 100 ................................. 225,000 232,250
5 .65% , 10/15/54 , Callable 4/15/54 @ 100 ................................. 275,000 264,979
Energy Transfer LP
6 .50% ( H15T5Y + 569 bps ) , Callable 11/15/26 @ 100 (c) (d) ...................... 250,000 250,155
5 .35% , 5/15/45 , Callable 11/15/44 @ 100 .................................. 200,000 179,668
Enterprise Products Operating LLC , 5 .55% , 2/16/55 , Callable 8/15/54 @ 100 ............ 350,000 340,049
Evergy Missouri West, Inc. , 5 .65% , 6/1/34 , Callable 3/1/34 @ 100 (b) .................. 300,000 307,064
Helmerich & Payne, Inc. , 5 .50% , 12/1/34 , Callable 9/1/34 @ 100 (a) (b) ................ 260,000 245,936
HF Sinclair Corp. , 6 .25% , 1/15/35 , Callable 10/15/34 @ 100 ........................ 250,000 251,151
MPLX LP , 4 .70% , 4/15/48 , Callable 10/15/47 @ 100 ............................. 500,000 409,018
Occidental Petroleum Corp. , 4 .40% , 8/15/49 , Callable 2/15/49 @ 100 ................. 400,000 284,060
ONEOK, Inc. , 5 .05% , 11/1/34 , Callable 8/1/34 @ 100 ............................. 260,000 251,225
Patterson-UTI Energy, Inc. , 7 .15% , 10/1/33 , Callable 7/1/33 @ 100 ................... 250,000 263,411
Phillips 66 Co. , 4 .90% , 10/1/46 , Callable 4/1/46 @ 100 (b) .......................... 250,000 214,875
Plains All American Pipeline LP/PAA Finance Corp.
3 .80% , 9/15/30 , Callable 6/15/30 @ 100 .................................. 500,000 470,343
5 .70% , 9/15/34 , Callable 6/15/34 @ 100 .................................. 150,000 151,492
Shell Finance U.S., Inc. , 2 .75% , 4/6/30 , Callable 1/6/30 @ 100 ...................... 500,000 460,069
South Bow USA Infrastructure Holdings LLC , 5 .58% , 10/1/34 , Callable 7/1/34 @ 100 (b) ... 230,000 225,218
Targa Resources Corp. , 5 .55% , 8/15/35 , Callable 5/15/35 @ 100 ..................... 125,000 124,715
Targa Resources Partners LP/Targa Resources Partners Finance Corp. , 5 .50% , 3/1/30 , Callable
4/14/25 @ 102.75 .................................................. 250,000 252,155
Valero Energy Corp. , 5 .15% , 2/15/30 , Callable 1/15/30 @ 100 ....................... 265,000 267,468
Western Midstream Operating LP , 5 .25% , 2/1/50 , Callable 8/1/49 @ 100 ............... 350,000 298,601
7,229,835
Financials (22.2%):
200 Park Funding Trust , 5 .74% , 2/15/55 , Callable 8/15/54 @ 100 (b) .................. 220,000 217,453
Ally Financial, Inc.
7 .10% , 11/15/27 , Callable 10/15/27 @ 100 ................................. 278,000 292,647
6 .18% ( SOFR + 229 bps ) , 7/26/35 , Callable 7/26/34 @ 100 (c) .................... 200,000 198,702
American Express Co.
4 .99% ( SOFR + 226 bps ) , 5/26/33 , Callable 2/26/32 @ 100 (c) .................... 500,000 492,663
5 .28% ( SOFR + 142 bps ) , 7/26/35 , Callable 7/26/34 @ 100 (c) .................... 420,000 419,483
American National Global Funding , 5 .55% , 1/28/30 (b) ............................ 162,000 165,057

Victory Portfolios II
VictoryShares Corporate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
AmFam Holdings, Inc. , 2 .81% , 3/11/31 , Callable 12/11/30 @ 100 (b) .................. $ 500,000 $ 414,163
Antares Holdings LP , 6 .35% , 10/23/29 , Callable 9/23/29 @ 100 (b) .................... 250,000 250,086
Arthur J. Gallagher & Co. , 5 .15% , 2/15/35 , Callable 11/15/34 @ 100 .................. 250,000 247,880
Assurant, Inc. , 2 .65% , 1/15/32 , Callable 10/15/31 @ 100 ........................... 250,000 211,262
Aviation Capital Group LLC , 6 .75% , 10/25/28 , Callable 9/25/28 @ 100 (b) .............. 250,000 263,988
Bank of America Corp.
4 .38% ( H15T5Y + 276 bps ) , Callable 1/27/27 @ 100 (c) (d) ...................... 500,000 487,935
3 .42% ( TSFR3M + 130 bps ) , 12/20/28 , Callable 12/20/27 @ 100 (c) ................ 1,250,000 1,211,162
2 .69% ( SOFR + 132 bps ) , 4/22/32 , Callable 4/22/31 @ 100 (c) .................... 1,750,000 1,540,366
Blue Owl Credit Income Corp. , 4 .70% , 2/8/27 , Callable 1/8/27 @ 100 ................. 175,000 172,812
Blue Owl Finance LLC , 3 .13% , 6/10/31 , Callable 3/10/31 @ 100 ..................... 250,000 219,318
BMW U.S. Capital LLC , 3 .70% , 4/1/32 , Callable 1/1/32 @ 100 (b) .................... 250,000 229,324
Brown & Brown, Inc. , 5 .65% , 6/11/34 , Callable 3/11/34 @ 100 ...................... 300,000 304,874
Capital One Financial Corp. , 5 .82% ( SOFR + 260 bps ) , 2/1/34 , Callable 2/1/33 @ 100 (c) ..... 500,000 503,650
Citizens Financial Group, Inc.
5 .65% ( H15T5Y + 531 bps ) , Callable 10/6/25 @ 100 (c) (d) ...................... 206,000 204,791
5 .25% ( SOFR + 126 bps ) , 3/5/31 , Callable 3/5/30 @ 100 (c) ...................... 225,000 226,169
Cullen/Frost Bankers, Inc. , 4 .50% , 3/17/27 , Callable 2/17/27 @ 100 ................... 500,000 491,773
F&G Global Funding , 2 .00% , 9/20/28 (b) ...................................... 250,000 225,656
Fells Point Funding Trust , 3 .05% , 1/31/27 , Callable 12/31/26 @ 100 (b) ................ 750,000 726,727
Fifth Third Bancorp , 4 .50% ( H15T5Y + 422 bps ) , Callable 9/30/25 @ 100 (c) (d) ........... 250,000 247,514
First American Financial Corp. , 2 .40% , 8/15/31 , Callable 5/15/31 @ 100 ............... 750,000 633,262
First Citizens Bancshares, Inc. , 6 .76% ( TSFR3M + 247 bps ) , 3/15/30 , Callable 6/15/25 @ 100 (c) 230,000 229,839
First Horizon Bank , 5 .75% , 5/1/30 , Callable 2/1/30 @ 100 ......................... 250,000 252,695
First Horizon Corp. , 5 .51% ( SOFR + 177 bps ) , 3/7/31 , Callable 3/7/30 @ 100 (c) ........... 50,000 50,250
Fiserv, Inc. , 5 .60% , 3/2/33 , Callable 12/2/32 @ 100 .............................. 250,000 256,589
Ford Motor Credit Co. LLC
6 .80% , 5/12/28 , Callable 4/12/28 @ 100 .................................. 250,000 256,787
5 .11% , 5/3/29 , Callable 2/3/29 @ 100 .................................... 300,000 289,239
Glencore Funding LLC , 1 .63% , 4/27/26 , Callable 3/27/26 @ 100 (b) ................... 300,000 290,911
Global Atlantic Fin Co. , 3 .13% , 6/15/31 , Callable 3/15/31 @ 100 (b) ................... 250,000 220,214
Global Payments, Inc. , 5 .40% , 8/15/32 , Callable 5/15/32 @ 100 (a) .................... 250,000 252,700
Globe Life, Inc. , 5 .85% , 9/15/34 , Callable 6/15/34 @ 100 .......................... 115,000 117,623
Huntington Bancshares, Inc.
4 .44% ( SOFR + 197 bps ) , 8/4/28 , Callable 8/4/27 @ 100 (c) ...................... 250,000 248,337
2 .49% ( H15T5Y + 117 bps ) , 8/15/36 , Callable 8/15/31 @ 100 (c) .................. 500,000 411,438
Hyundai Capital America, Inc. , 5 .30% , 1/8/29 , Callable 12/8/28 @ 100 (b) .............. 300,000 302,618
JPMorgan Chase & Co.
2 .95% ( SOFR + 117 bps ) , 2/24/28 , Callable 2/24/27 @ 100 (c) .................... 250,000 242,727
2 .96% ( TSFR3M + 252 bps ) , 5/13/31 , Callable 5/13/30 @ 100 (c) .................. 250,000 227,031
1 .95% ( SOFR + 107 bps ) , 2/4/32 , Callable 2/4/31 @ 100 (c) ...................... 530,000 450,698
5 .29% ( SOFR + 146 bps ) , 7/22/35 , Callable 7/22/34 @ 100 (c) .................... 720,000 723,542
3 .16% ( SOFR + 146 bps ) , 4/22/42 , Callable 4/22/41 @ 100 (c) .................... 500,000 372,895
3 .33% ( SOFR + 158 bps ) , 4/22/52 , Callable 4/22/51 @ 100 (c) .................... 1,000,000 693,500
KeyBank NA , 3 .90% , 4/13/29 .............................................. 500,000 480,095
M&T Bank Corp. , 5 .05% ( SOFR + 185 bps ) , 1/27/34 , Callable 1/27/33 @ 100 (c) .......... 250,000 241,585
Marsh & McLennan Cos., Inc. , 5 .40% , 3/15/55 , Callable 9/15/54 @ 100 ............... 325,000 313,148
MetLife, Inc. , 4 .13% , 8/13/42 .............................................. 500,000 420,470
Morgan Stanley
1 .59% ( SOFR + 88 bps ) , 5/4/27 , Callable 5/4/26 @ 100 (c) ....................... 1,950,000 1,888,181
1 .93% ( SOFR + 102 bps ) , 4/28/32 , Callable 4/28/31 @ 100 , MTN (c) ............... 250,000 209,330
5 .32% ( SOFR + 156 bps ) , 7/19/35 , Callable 7/19/34 @ 100 (c) .................... 250,000 249,605
2 .48% ( SOFR + 136 bps ) , 9/16/36 , Callable 9/16/31 @ 100 (c) .................... 550,000 455,511
2 .80% ( SOFR + 143 bps ) , 1/25/52 , Callable 1/25/51 @ 100 (c) .................... 1,000,000 616,610
New York Life Global Funding , 1 .85% , 8/1/31 (b) ................................ 500,000 423,891
Northern Trust Corp. , 6 .13% , 11/2/32 , Callable 8/2/32 @ 100 ....................... 500,000 534,322
Penske Truck Leasing Co. LP/PTL Finance Corp.
5 .35% , 3/30/29 , Callable 2/28/29 @ 100 (b) ................................ 100,000 101,897
6 .20% , 6/15/30 , Callable 4/15/30 @ 100 (b) ................................ 250,000 264,600
PPL Capital Funding, Inc. , 5 .25% , 9/1/34 , Callable 6/1/34 @ 100 ..................... 88,000 87,563
Primerica, Inc. , 2 .80% , 11/19/31 , Callable 8/19/31 @ 100 .......................... 250,000 216,816
Protective Life Global Funding , 5 .47% , 12/8/28 (b) ............................... 300,000 308,258
Prudential Financial, Inc. , 3 .94% , 12/7/49 , Callable 6/7/49 @ 100 .................... 500,000 381,065
Regions Bank , 6 .45% , 6/26/37 ............................................. 500,000 516,720

Victory Portfolios II
VictoryShares Corporate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
RGA Global Funding , 5 .50% , 1/11/31 (b) ...................................... $ 350,000 $ 360,001
Santander Holdings USA, Inc. , 6 .57% ( SOFR + 270 bps ) , 6/12/29 , Callable 6/12/28 @ 100 (c) . 250,000 259,060
State Street Corp. , 6 .12% ( SOFR + 196 bps ) , 11/21/34 , Callable 11/21/33 @ 100 (c) ......... 250,000 262,682
Stewart Information Services Corp. , 3 .60% , 11/15/31 , Callable 8/15/31 @ 100 ........... 250,000 223,117
Synchrony Financial , 5 .94% ( SOFRINDX + 213 bps ) , 8/2/30 , Callable 8/2/29 @ 100 (c) ...... 200,000 202,773
The Allstate Corp. , 7 .52% ( TSFR3M + 320 bps ) , 8/15/53 , Callable 5/4/25 @ 100 (c) ......... 500,000 500,075
The Bank of New York Mellon Corp.
4 .70% ( H15T5Y + 436 bps ) , Callable 9/20/25 @ 100 (c) (d) ...................... 250,000 248,876
5 .61% ( SOFR + 177 bps ) , 7/21/39 , Callable 7/21/34 @ 100 (c) .................... 227,000 229,307
The Charles Schwab Corp.
5 .38% ( H15T5Y + 497 bps ) , Callable 6/1/25 @ 100 (c) (d) ....................... 250,000 249,485
5 .85% ( SOFR + 250 bps ) , 5/19/34 , Callable 5/19/33 @ 100 (c) .................... 150,000 156,549
The Huntington National Bank , 5 .65% , 1/10/30 , Callable 11/10/29 @ 100 .............. 250,000 257,771
The PNC Financial Services Group, Inc.
2 .55% , 1/22/30 , Callable 10/24/29 @ 100 ................................. 1,000,000 905,989
5 .68% ( SOFR + 190 bps ) , 1/22/35 , Callable 1/22/34 @ 100 (c) .................... 250,000 255,963
Truist Financial Corp.
5 .10% ( H15T10Y + 435 bps ) , Callable 3/1/30 @ 100 (c) (d) ...................... 500,000 486,348
1 .89% ( SOFR + 86 bps ) , 6/7/29 , Callable 6/7/28 @ 100 , MTN (c) .................. 1,000,000 915,570
U.S. Bancorp , 5 .78% ( SOFR + 202 bps ) , 6/12/29 , Callable 6/12/28 @ 100 (c) ............. 250,000 257,800
W.R. Berkley Corp. , 3 .55% , 3/30/52 , Callable 9/30/51 @ 100 ....................... 250,000 175,970
Webster Financial Corp. , 4 .10% , 3/25/29 , Callable 12/25/28 @ 100 ................... 500,000 479,099
Wells Fargo & Co. , 2 .88% ( TSFR3M + 143 bps ) , 10/30/30 , Callable 10/30/29 @ 100 , MTN (c) . 250,000 230,402
30,854,854
Health Care (6.3%):
AbbVie, Inc. , 4 .25% , 11/21/49 , Callable 5/21/49 @ 100 ........................... 500,000 414,515
Agilent Technologies, Inc. , 4 .75% , 9/9/34 , Callable 6/9/34 @ 100 .................... 275,000 265,925
Amgen, Inc.
1 .65% , 8/15/28 , Callable 6/15/28 @ 100 .................................. 500,000 456,639
4 .20% , 2/22/52 , Callable 8/22/51 @ 100 .................................. 250,000 196,450
Baxter International, Inc.
2 .54% , 2/1/32 , Callable 11/1/31 @ 100 (b) ................................. 250,000 214,253
3 .50% , 8/15/46 , Callable 2/15/46 @ 100 .................................. 250,000 177,863
Bio-Rad Laboratories, Inc. , 3 .30% , 3/15/27 , Callable 2/15/27 @ 100 .................. 250,000 243,845
Bristol-Myers Squibb Co.
5 .90% , 11/15/33 , Callable 8/15/33 @ 100 .................................. 300,000 320,634
4 .55% , 2/20/48 , Callable 8/20/47 @ 100 .................................. 300,000 258,881
2 .55% , 11/13/50 , Callable 5/13/50 @ 100 .................................. 500,000 294,327
CVS Health Corp. , 1 .75% , 8/21/30 , Callable 5/21/30 @ 100 ........................ 1,250,000 1,057,910
DENTSPLY SIRONA, Inc. , 3 .25% , 6/1/30 , Callable 3/1/30 @ 100 .................... 1,000,000 896,179
Elevance Health, Inc.
5 .15% , 6/15/29 , Callable 5/15/29 @ 100 .................................. 300,000 306,029
4 .55% , 5/15/52 , Callable 11/15/51 @ 100 .................................. 250,000 204,996
Fresenius Medical Care US Finance III, Inc. , 2 .38% , 2/16/31 , Callable 11/16/30 @ 100 (b) ... 500,000 422,412
HCA, Inc.
4 .38% , 3/15/42 , Callable 9/15/41 @ 100 .................................. 94,000 77,620
5 .25% , 6/15/49 , Callable 12/15/48 @ 100 ................................. 500,000 439,059
Health Care Service Corp. A Mutual Legal Reserve Co. , 5 .88% , 6/15/54 , Callable 12/15/53 @
100 (b) ........................................................... 300,000 294,509
Humana, Inc.
5 .38% , 4/15/31 , Callable 2/15/31 @ 100 .................................. 170,000 171,292
5 .55% , 5/1/35 , Callable 2/1/35 @ 100 .................................... 250,000 247,173
Regeneron Pharmaceuticals, Inc. , 2 .80% , 9/15/50 , Callable 3/15/50 @ 100 .............. 400,000 236,377
Revvity, Inc. , 2 .55% , 3/15/31 , Callable 12/15/30 @ 100 ........................... 500,000 433,500
Solventum Corp.
5 .40% , 3/1/29 , Callable 2/1/29 @ 100 .................................... 75,000 76,504
5 .45% , 3/13/31 , Callable 1/13/31 @ 100 .................................. 75,000 76,457
5 .60% , 3/23/34 , Callable 12/23/33 @ 100 ................................. 75,000 76,085
5 .90% , 4/30/54 , Callable 10/30/53 @ 100 ................................. 75,000 74,151
The Cigna Group , 3 .40% , 3/1/27 , Callable 12/1/26 @ 100 .......................... 500,000 490,381
Universal Health Services, Inc.
2 .65% , 1/15/32 , Callable 10/15/31 @ 100 (b) ............................... 191,000 159,641

Victory Portfolios II
VictoryShares Corporate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
5 .05% , 10/15/34 , Callable 7/15/34 @ 100 ................................. $ 150,000 $ 142,107
8,725,714
Industrials (7.0%):
Acuity Brands Lighting, Inc. , 2 .15% , 12/15/30 , Callable 9/15/30 @ 100 ................ 750,000 648,464
AGCO Corp. , 5 .80% , 3/21/34 , Callable 12/21/33 @ 100 ........................... 215,000 217,736
Air Lease Corp. , 2 .88% , 1/15/32 , Callable 10/15/31 @ 100 ......................... 250,000 217,271
American Airlines Pass Through Trust , 3 .58% , 1/15/28 ............................ 217,420 209,254
Aon North America, Inc. , 5 .45% , 3/1/34 , Callable 12/1/33 @ 100 .................... 300,000 305,365
Ashtead Capital, Inc. , 5 .50% , 8/11/32 , Callable 5/11/32 @ 100 (b) .................... 500,000 498,490
Burlington Northern Santa Fe LLC , 3 .90% , 8/1/46 , Callable 2/1/46 @ 100 .............. 500,000 397,122
Carlisle Cos., Inc. , 2 .75% , 3/1/30 , Callable 12/1/29 @ 100 ......................... 250,000 226,969
Carrier Global Corp. , 3 .38% , 4/5/40 , Callable 10/5/39 @ 100 ....................... 400,000 314,320
Concentrix Corp. , 6 .85% , 8/2/33 , Callable 5/2/33 @ 100 (a) ......................... 150,000 155,206
CRH America Finance, Inc. , 5 .50% , 1/9/35 , Callable 10/9/34 @ 100 .................. 250,000 253,099
Delta Air Lines, Inc./SkyMiles IP Ltd. , 4 .75% , 10/20/28 (b) ......................... 250,000 248,810
FedEx Corp. , 4 .05% , 2/15/48 , Callable 8/15/47 @ 100 (b) .......................... 250,000 183,496
Fortune Brands Innovations, Inc. , 4 .00% , 3/25/32 , Callable 12/25/31 @ 100 ............. 250,000 232,503
GXO Logistics, Inc. , 2 .65% , 7/15/31 , Callable 4/15/31 @ 100 ....................... 750,000 642,846
HEICO Corp. , 5 .25% , 8/1/28 , Callable 7/1/28 @ 100 ............................. 250,000 254,426
Hubbell, Inc. , 2 .30% , 3/15/31 , Callable 12/15/30 @ 100 ........................... 500,000 433,822
Leidos, Inc.
5 .75% , 3/15/33 , Callable 12/15/32 @ 100 ................................. 250,000 256,625
5 .50% , 3/15/35 , Callable 12/15/34 @ 100 ................................. 150,000 149,495
MasTec, Inc. , 5 .90% , 6/15/29 , Callable 5/15/29 @ 100 ............................ 214,000 219,480
Otis Worldwide Corp. , 3 .11% , 2/15/40 , Callable 8/15/39 @ 100 ...................... 500,000 379,743
Owens Corning , 5 .95% , 6/15/54 , Callable 12/15/53 @ 100 ......................... 300,000 300,162
Quanta Services, Inc. , 2 .90% , 10/1/30 , Callable 7/1/30 @ 100 ....................... 500,000 450,291
Regal Rexnord Corp. , 6 .40% , 4/15/33 , Callable 1/15/33 @ 100 ...................... 81,000 84,025
RTX Corp. , 4 .20% , 12/15/44 , Callable 6/15/44 @ 100 ............................. 250,000 200,116
Ryder System, Inc. , 2 .85% , 3/1/27 , Callable 2/1/27 @ 100 , MTN ..................... 500,000 483,719
The Boeing Co.
3 .63% , 2/1/31 , Callable 11/1/30 @ 100 ................................... 500,000 463,962
5 .81% , 5/1/50 , Callable 11/1/49 @ 100 ................................... 300,000 285,414
The Timken Co. , 4 .13% , 4/1/32 , Callable 1/1/32 @ 100 ............................ 500,000 463,934
United Airlines Pass Through Trust , 5 .45% , 2/15/37 .............................. 272,607 273,286
Verisk Analytics, Inc. , 5 .25% , 6/5/34 , Callable 3/5/34 @ 100 ........................ 300,000 301,734
9,751,185
Information Technology (4.9%):
Atlassian Corp. , 5 .50% , 5/15/34 , Callable 2/15/34 @ 100 .......................... 230,000 233,663
Autodesk, Inc. , 2 .40% , 12/15/31 , Callable 9/15/31 @ 100 .......................... 750,000 642,941
Broadcom, Inc. , 2 .60% , 2/15/33 , Callable 11/15/32 @ 100 (b) ....................... 1,000,000 842,665
Dell International LLC/EMC Corp.
4 .85% , 2/1/35 , Callable 11/1/34 @ 100 ................................... 150,000 143,118
3 .38% , 12/15/41 , Callable 6/15/41 @ 100 (b) ............................... 500,000 368,263
Hewlett Packard Enterprise Co. , 5 .00% , 10/15/34 , Callable 7/15/34 @ 100 .............. 215,000 209,345
Jabil, Inc. , 3 .00% , 1/15/31 , Callable 10/15/30 @ 100 .............................. 500,000 447,567
Keysight Technologies, Inc. , 4 .95% , 10/15/34 , Callable 7/15/34 @ 100 ................ 200,000 195,613
Marvell Technology, Inc. , 2 .45% , 4/15/28 , Callable 2/15/28 @ 100 ................... 150,000 140,514
Micron Technology, Inc. , 5 .88% , 2/9/33 , Callable 11/9/32 @ 100 ..................... 250,000 258,797
Microsoft Corp. , 2 .53% , 6/1/50 , Callable 12/1/49 @ 100 ........................... 250,000 156,837
Oracle Corp.
1 .65% , 3/25/26 , Callable 2/25/26 @ 100 .................................. 600,000 583,261
3 .85% , 7/15/36 , Callable 1/15/36 @ 100 .................................. 320,000 277,280
3 .60% , 4/1/50 , Callable 10/1/49 @ 100 ................................... 650,000 450,463
Qorvo, Inc. , 3 .38% , 4/1/31 , Callable 4/1/26 @ 101.69 (b) ........................... 300,000 262,990
Synopsys, Inc. , 5 .15% , 4/1/35 , Callable 1/1/35 @ 100 ............................. 245,000 246,245
TSMC Arizona Corp. , 2 .50% , 10/25/31 , Callable 7/25/31 @ 100 ..................... 800,000 706,756
Western Digital Corp. , 2 .85% , 2/1/29 , Callable 12/1/28 @ 100 ....................... 250,000 226,148
Workday, Inc. , 3 .70% , 4/1/29 , Callable 2/1/29 @ 100 ............................. 500,000 481,636
6,874,102
Materials (3.9%):
Albemarle Corp. , 4 .65% , 6/1/27 , Callable 5/1/27 @ 100 ........................... 250,000 248,011
Amcor Flexibles North America, Inc. , 2 .69% , 5/25/31 , Callable 2/25/31 @ 100 ........... 227,000 199,693

Victory Portfolios II
VictoryShares Corporate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
AptarGroup, Inc. , 3 .60% , 3/15/32 , Callable 12/15/31 @ 100 ........................ $ 588,000 $ 535,282
Avery Dennison Corp. , 2 .25% , 2/15/32 , Callable 11/15/31 @ 100 .................... 500,000 414,889
Bayport Polymers LLC , 4 .74% , 4/14/27 , Callable 3/14/27 @ 100 (b) ................... 500,000 499,169
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP , 4 .75% , 5/15/30 ,
Callable 4/15/30 @ 100 (b) ............................................ 215,000 214,848
Eagle Materials, Inc. , 2 .50% , 7/1/31 , Callable 4/1/31 @ 100 ........................ 250,000 218,236
Ecolab, Inc. , 2 .70% , 12/15/51 , Callable 6/15/51 @ 100 ............................ 250,000 152,585
Huntsman International LLC , 5 .70% , 10/15/34 , Callable 7/15/34 @ 100 ................ 220,000 208,140
LYB International Finance III LLC , 4 .20% , 5/1/50 , Callable 11/1/49 @ 100 ............. 500,000 373,305
Martin Marietta Materials, Inc. , 5 .50% , 12/1/54 , Callable 6/1/54 @ 100 ................ 325,000 308,465
Packaging Corp. of America , 3 .05% , 10/1/51 , Callable 4/1/51 @ 100 .................. 750,000 478,020
Reliance, Inc. , 2 .15% , 8/15/30 , Callable 5/15/30 @ 100 ............................ 250,000 217,211
Sealed Air Corp. , 7 .25% , 2/15/31 , Callable 11/15/26 @ 103.63 (b) .................... 350,000 362,199
Solvay Finance America LLC , 5 .85% , 6/4/34 , Callable 3/4/34 @ 100 (b) ................ 300,000 305,812
Vulcan Materials Co.
5 .35% , 12/1/34 , Callable 9/1/34 @ 100 ................................... 160,000 161,120
5 .70% , 12/1/54 , Callable 6/1/54 @ 100 ................................... 200,000 195,486
WRKCo, Inc. , 3 .00% , 6/15/33 , Callable 3/15/33 @ 100 ............................ 400,000 343,321
5,435,792
Real Estate (4.2%):
Alexandria Real Estate Equities, Inc.
2 .00% , 5/18/32 , Callable 2/18/32 @ 100 .................................. 500,000 407,324
5 .50% , 10/1/35 , Callable 7/1/35 @ 100 ................................... 270,000 271,248
3 .55% , 3/15/52 , Callable 9/15/51 @ 100 .................................. 500,000 341,339
Boston Properties LP , 2 .55% , 4/1/32 , Callable 1/1/32 @ 100 ........................ 500,000 411,669
CBRE Services, Inc. , 2 .50% , 4/1/31 , Callable 1/1/31 @ 100 ........................ 250,000 217,581
Crown Castle, Inc.
2 .25% , 1/15/31 , Callable 10/15/30 @ 100 ................................. 250,000 213,568
2 .90% , 4/1/41 , Callable 10/1/40 @ 100 ................................... 250,000 175,067
DOC DR LLC , 2 .63% , 11/1/31 , Callable 8/1/31 @ 100 ............................ 250,000 216,339
ERP Operating LP , 2 .85% , 11/1/26 , Callable 8/1/26 @ 100 ......................... 500,000 488,182
Essex Portfolio LP , 2 .65% , 3/15/32 , Callable 12/15/31 @ 100 ....................... 500,000 427,340
GLP Capital LP/GLP Financing II, Inc.
5 .38% , 4/15/26 , Callable 1/15/26 @ 100 .................................. 200,000 200,553
3 .25% , 1/15/32 , Callable 10/15/31 @ 100 ................................. 117,000 101,337
5 .63% , 9/15/34 , Callable 6/15/34 @ 100 .................................. 150,000 147,884
Highwoods Realty LP , 2 .60% , 2/1/31 , Callable 11/1/30 @ 100 ....................... 400,000 339,592
Host Hotels & Resorts LP , 3 .50% , 9/15/30 , Callable 6/15/30 @ 100 ................... 500,000 458,072
Kilroy Realty LP , 2 .65% , 11/15/33 , Callable 8/15/33 @ 100 ........................ 400,000 310,700
Kimco Realty OP LLC , 4 .85% , 3/1/35 , Callable 12/1/34 @ 100 ...................... 350,000 336,667
Phillips Edison Grocery Center Operating Partnership LP , 4 .95% , 1/15/35 , Callable 10/15/34 @
100 ............................................................. 215,000 203,950
Simon Property Group LP , 2 .25% , 1/15/32 , Callable 10/15/31 @ 100 .................. 250,000 211,541
VICI Properties LP , 5 .63% , 4/1/35 , Callable 1/1/35 @ 100 .......................... 100,000 99,537
VICI Properties LP/VICI Note Co., Inc. , 4 .13% , 8/15/30 , Callable 5/4/25 @ 102.06 (b) ..... 250,000 235,362
5,814,852
Utilities (8.0%):
AEP Texas, Inc. , 5 .70% , 5/15/34 , Callable 2/15/34 @ 100 .......................... 275,000 279,326
Alabama Power Co. , 3 .13% , 7/15/51 , Callable 1/15/51 @ 100 ....................... 500,000 329,445
Alliant Energy Finance LLC , 5 .40% , 6/6/27 , Callable 5/6/27 @ 100 (b) ................. 250,000 252,791
Ameren Corp. , 3 .50% , 1/15/31 , Callable 10/15/30 @ 100 .......................... 250,000 232,185
Ameren Illinois Co. , 5 .55% , 7/1/54 , Callable 1/1/54 @ 100 ......................... 300,000 296,735
Arizona Public Service Co. , 5 .70% , 8/15/34 , Callable 5/15/34 @ 100 .................. 250,000 254,949
CMS Energy Corp. , 4 .75% ( H15T5Y + 412 bps ) , 6/1/50 , Callable 3/1/30 @ 100 (c) ......... 300,000 282,107
DTE Electric Co. , 3 .65% , 3/1/52 , Callable 9/1/51 @ 100 ........................... 500,000 369,305
DTE Energy Co.
4 .95% , 7/1/27 , Callable 6/1/27 @ 100 .................................... 100,000 100,782
5 .85% , 6/1/34 , Callable 3/1/34 @ 100 .................................... 47,000 48,563
Duke Energy Carolinas LLC , 2 .85% , 3/15/32 , Callable 12/15/31 @ 100 ................ 250,000 219,966
Duke Energy Corp. , 5 .80% , 6/15/54 , Callable 12/15/53 @ 100 ....................... 250,000 244,354
Duke Energy Florida LLC , 2 .40% , 12/15/31 , Callable 9/15/31 @ 100 .................. 1,000,000 866,773
Duquesne Light Holdings, Inc.
2 .53% , 10/1/30 , Callable 7/1/30 @ 100 (b) ................................. 150,000 131,926

Victory Portfolios II
VictoryShares Corporate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
2 .78% , 1/7/32 , Callable 10/7/31 @ 100 (b) ................................. $ 250,000 $ 213,010
Entergy Corp. , 2 .40% , 6/15/31 , Callable 3/5/31 @ 100 ............................ 500,000 430,500
Entergy Louisiana LLC
5 .70% , 3/15/54 , Callable 9/15/53 @ 100 .................................. 250,000 246,725
5 .80% , 3/15/55 , Callable 9/15/54 @ 100 .................................. 200,000 199,082
Florida Power & Light Co.
3 .15% , 10/1/49 , Callable 4/1/49 @ 100 ................................... 250,000 169,843
2 .88% , 12/4/51 , Callable 6/4/51 @ 100 ................................... 500,000 316,482
Georgia Power Co. , 5 .25% , 3/15/34 , Callable 9/15/33 @ 100 ........................ 500,000 505,064
ITC Holdings Corp. , 3 .35% , 11/15/27 , Callable 8/15/27 @ 100 ...................... 500,000 484,481
MidAmerican Energy Co. , 2 .70% , 8/1/52 , Callable 2/1/52 @ 100 ..................... 500,000 304,534
NextEra Energy Capital Holdings, Inc. , 2 .44% , 1/15/32 , Callable 10/15/31 @ 100 ......... 500,000 427,288
Niagara Mohawk Power Corp. , 5 .29% , 1/17/34 , Callable 10/17/33 @ 100 (b) ............ 250,000 247,227
Northern States Power Co. , 5 .65% , 6/15/54 , Callable 12/15/53 @ 100 ................. 200,000 201,432
Oglethorpe Power Corp.
4 .20% , 12/1/42 .................................................... 100,000 80,442
4 .50% , 4/1/47 , Callable 10/1/46 @ 100 ................................... 312,000 256,052
5 .80% , 6/1/54 , Callable 12/1/53 @ 100 (b) ................................. 150,000 147,081
Oncor Electric Delivery Co. LLC
3 .75% , 4/1/45 , Callable 10/1/44 @ 100 ................................... 500,000 385,565
5 .80% , 4/1/55 , Callable 10/1/54 @ 100 (b) ................................. 220,000 220,856
PECO Energy Co. , 3 .00% , 9/15/49 , Callable 3/15/49 @ 100 ........................ 500,000 330,835
Piedmont Natural Gas Co., Inc. , 5 .40% , 6/15/33 , Callable 3/15/33 @ 100 ............... 250,000 253,101
Potomac Electric Power Co. , 5 .50% , 3/15/54 , Callable 9/15/53 @ 100 ................. 300,000 293,057
Southwestern Electric Power Co. , 3 .25% , 11/1/51 , Callable 5/1/51 @ 100 ............... 250,000 162,520
The Southern Co. , 4 .00% ( H15T5Y + 373 bps ) , 1/15/51 , Callable 10/15/25 @ 100 (c) ........ 300,000 296,060
Union Electric Co. , 2 .15% , 3/15/32 , Callable 12/15/31 @ 100 ....................... 500,000 418,957
Wisconsin Public Service Corp. , 2 .85% , 12/1/51 , Callable 6/1/51 @ 100 ............... 250,000 155,540
Xcel Energy, Inc. , 2 .35% , 11/15/31 , Callable 5/15/31 @ 100 ........................ 500,000 422,762
11,077,703
Total Corporate Bonds (Cost $118,110,155) 108,234,329
Yankee Dollars (16.5%)
Communication Services (0.3%):
Rogers Communications, Inc. , 4 .50% , 3/15/42 , Callable 9/15/41 @ 100 (b) .............. 500,000 422,215
Consumer Staples (0.9%):
Alimentation Couche-Tard, Inc. , 2 .95% , 1/25/30 , Callable 10/25/29 @ 100 (b) ............ 500,000 459,556
Bacardi Ltd./Bacardi-Martini BV , 5 .40% , 6/15/33 , Callable 3/15/33 @ 100 (b) ............ 300,000 293,920
Bacardi-Martini BV , 6 .00% , 2/1/35 , Callable 11/1/34 @ 100 (b) ...................... 150,000 151,640
Becle SAB de CV , 2 .50% , 10/14/31 , Callable 7/14/31 @ 100 (a) (b) .................... 250,000 202,091
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL , 5 .75% , 4/1/33 ,
Callable 1/1/33 @ 100 ............................................... 182,000 185,096
1,292,303
Energy (1.2%):
Canadian Natural Resources Ltd. , 5 .40% , 12/15/34 , Callable 9/15/34 @ 100 (b) ........... 450,000 444,766
Enbridge, Inc. , 5 .63% , 4/5/34 , Callable 1/5/34 @ 100 ............................. 300,000 304,743
Shell International Finance BV , 2 .88% , 11/26/41 , Callable 5/26/41 @ 100 .............. 500,000 359,890
Smurfit Westrock Financing DAC , 5 .42% , 1/15/35 , Callable 10/15/34 @ 100 (b) .......... 200,000 200,827
Var Energi ASA , 8 .00% , 11/15/32 , Callable 8/15/32 @ 100 (b) ....................... 250,000 281,765
1,591,991
Financials (9.9%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust , 4 .95% , 9/10/34 , Callable 6/10/34
@ 100 ........................................................... 300,000 288,744
Allianz SE , 6 .35% ( H15T5Y + 323 bps ) , 9/6/53 , Callable 3/6/33 @ 100 (b) (c) ............. 200,000 207,594
Banco Santander SA , 6 .92% , 8/8/33 ......................................... 200,000 212,139
Bank of New Zealand , 2 .87% , 1/27/32 (a) (b) .................................... 250,000 219,045
Barclays PLC
5 .83% ( SOFR + 221 bps ) , 5/9/27 , Callable 5/9/26 @ 100 (c) ...................... 250,000 252,973
4 .95% , 1/10/47 .................................................... 1,000,000 900,470
BNP Paribas SA , 4 .63% , 3/13/27 (b) .......................................... 500,000 497,747
BP Capital Markets PLC
4 .38% ( H15T5Y + 404 bps ) , Callable 6/22/25 @ 100 (c) (d) ...................... 104,000 103,522

Victory Portfolios II
VictoryShares Corporate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
4 .88% ( H15T5Y + 440 bps ) , Callable 3/22/30 @ 100 (c) (d) ...................... $ 250,000 $ 240,021
BPCE SA , 6 .51% ( SOFR + 279 bps ) , 1/18/35 , Callable 1/18/34 @ 100 (b) (c) .............. 300,000 307,022
Brookfield Finance, Inc. , 2 .72% , 4/15/31 , Callable 1/15/31 @ 100 .................... 500,000 443,484
Canadian Imperial Bank of Commerce
7 .26% , 4/10/32 (b) .................................................. 179,687 186,978
6 .09% , 10/3/33 , Callable 7/3/33 @ 100 ................................... 250,000 264,504
Commonwealth Bank of Australia , 2 .69% , 3/11/31 (b) ............................. 500,000 436,230
Credit Agricole SA , 6 .25% ( SOFR + 267 bps ) , 1/10/35 , Callable 1/10/34 @ 100 (b) (c) ....... 250,000 255,205
Deutsche Bank AG
4 .88% ( USISOA05 + 255 bps ) , 12/1/32 , Callable 12/1/27 @ 100 (c) ................ 500,000 489,704
5 .40% ( SOFR + 205 bps ) , 9/11/35 , Callable 9/11/34 @ 100 (c) .................... 250,000 243,740
HSBC Holdings PLC , 2 .21% ( SOFR + 129 bps ) , 8/17/29 , Callable 8/17/28 @ 100 (c) ........ 1,000,000 916,098
JAB Holdings BV , 4 .50% , 4/8/52 , Callable 10/8/51 @ 100 (b) ....................... 250,000 191,392
Lloyds Banking Group PLC
1 .63% ( H15T1Y + 85 bps ) , 5/11/27 , Callable 5/11/26 @ 100 (c) ................... 1,000,000 967,016
7 .95% ( H15T1Y + 375 bps ) , 11/15/33 , Callable 8/15/32 @ 100 (c) ................. 303,000 344,201
Macquarie Airfinance Holdings Ltd.
5 .15% , 3/17/30 , Callable 2/17/30 @ 100 (b) ................................ 112,000 110,716
6 .50% , 3/26/31 , Callable 1/26/31 @ 100 (b) ................................ 42,000 43,731
Macquarie Bank Ltd. , 3 .05% ( H15T5Y + 170 bps ) , 3/3/36 , Callable 3/3/31 @ 100 (b) (c) ...... 500,000 437,442
Mizuho Financial Group, Inc. , 5 .58% ( H15T1Y + 130 bps ) , 5/26/35 , Callable 5/26/34 @ 100 (c) 293,000 299,430
NatWest Group PLC , 1 .64% ( H15T1Y + 90 bps ) , 6/14/27 , Callable 6/14/26 @ 100 (c) ....... 1,000,000 964,774
QBE Insurance Group Ltd. , 5 .88% ( H15T5Y + 551 bps ) , Callable 5/12/25 @ 100 (b) (c) (d) .... 250,000 249,845
Societe Generale SA , 1 .49% ( H15T1Y + 110 bps ) , 12/14/26 , Callable 12/14/25 @ 100 (b) (c) .. 500,000 488,481
Standard Chartered PLC , 7 .77% ( H15T1Y + 345 bps ) , 11/16/28 , Callable 11/16/27 @ 100 (b) (c) 500,000 535,094
Sumitomo Mitsui Financial Group, Inc. , 2 .47% , 1/14/29 ........................... 250,000 231,318
The Bank of Nova Scotia
4 .50% , 12/16/25 .................................................... 500,000 498,847
5 .13% ( SOFR + 107 bps ) , 2/14/31 , Callable 2/14/30 @ 100 (c) .................... 275,000 277,424
The Toronto-Dominion Bank , 3 .63% ( USSW5 + 221 bps ) , 9/15/31 , Callable 9/15/26 @ 100 (c) . 500,000 489,692
UBS Group AG
4 .28% , 1/9/28 , Callable 1/9/27 @ 100 (b) .................................. 217,000 214,385
3 .09% ( SOFR + 173 bps ) , 5/14/32 , Callable 5/14/31 @ 100 (b) (c) .................. 500,000 445,476
Westpac Banking Corp. , 4 .32% ( USISOA05 + 224 bps ) , 11/23/31 , Callable 11/23/26 @ 100 (c) . 500,000 495,758
13,750,242
Health Care (1.1%):
Olympus Corp. , 2 .14% , 12/8/26 , Callable 11/8/26 @ 100 (b) ........................ 152,000 145,825
Royalty Pharma PLC , 3 .55% , 9/2/50 , Callable 3/2/50 @ 100 ........................ 750,000 501,144
Smith & Nephew PLC
2 .03% , 10/14/30 , Callable 7/14/30 @ 100 ................................. 475,000 409,299
5 .40% , 3/20/34 , Callable 12/20/33 @ 100 ................................. 100,000 100,134
Takeda Pharmaceutical Co. Ltd. , 5 .65% , 7/5/54 , Callable 1/5/54 @ 100 ................ 400,000 390,379
1,546,781
Industrials (1.3%):
Aircastle Ltd. , 5 .95% , 2/15/29 , Callable 1/15/29 @ 100 (b) .......................... 300,000 308,232
Element Fleet Management Corp. , 6 .32% , 12/4/28 , Callable 11/4/28 @ 100 (b) ........... 250,000 262,751
Ferguson Finance PLC
3 .25% , 6/2/30 , Callable 3/2/30 @ 100 (b) .................................. 250,000 231,103
4 .65% , 4/20/32 , Callable 1/20/32 @ 100 (b) ................................ 250,000 241,094
LG Energy Solution Ltd. , 5 .38% , 7/2/29 (a) (b) .................................. 200,000 200,796
Pentair Finance Sarl , 5 .90% , 7/15/32 , Callable 4/15/32 @ 100 ....................... 250,000 256,781
Trane Technologies Financing Ltd. , 5 .25% , 3/3/33 , Callable 12/3/32 @ 100 ............. 250,000 254,557
1,755,314
Information Technology (1.0%):
NXP BV/NXP Funding LLC/NXP USA, Inc. , 5 .00% , 1/15/33 , Callable 10/15/32 @ 100 .... 450,000 443,293
Open Text Corp. , 6 .90% , 12/1/27 , Callable 11/1/27 @ 100 (b) ....................... 338,000 349,866
SK Hynix, Inc.
5 .50% , 1/16/29 (b) .................................................. 200,000 204,226
6 .50% , 1/17/33 (a) (b) ................................................ 321,000 345,317
1,342,702
Materials (0.5%):
Alcoa Nederland Holding BV , 7 .13% , 3/15/31 , Callable 3/15/27 @ 103.56 (b) ............ 37,000 38,079

Victory Portfolios II
VictoryShares Corporate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
ArcelorMittal SA , 6 .80% , 11/29/32 , Callable 8/29/32 @ 100 ........................ $ 250,000 $ 269,071
CCL Industries, Inc. , 3 .25% , 10/1/26 , Callable 7/1/26 @ 100 (b) ...................... 250,000 244,969
Minera Mexico SA de CV , 5 .63% , 2/12/32 , Callable 12/12/31 @ 100 (b) ................ 200,000 198,776
750,895
Real Estate (0.3%):
Ontario Teachers' Cadillac Fairview Properties Trust , 2 .50% , 10/15/31 , Callable 7/15/31 @
100 (b) ........................................................... 504,000 433,279
Total Yankee Dollars (Cost $23,962,384) 22,885,722
U.S. Treasury Obligations (4.2%)
U.S. Treasury Bonds
3 .88% , 5/15/43 .................................................... 1,300,000 1,186,859
4 .50% , 2/15/44 .................................................... 550,000 543,469
3 .38% , 5/15/44 .................................................... 1,100,000 925,031
3 .00% , 5/15/45 .................................................... 750,000 588,164
3 .38% , 11/15/48 .................................................... 500,000 405,781
4 .13% , 8/15/53 .................................................... 1,100,000 1,013,719
4 .25% , 8/15/54 .................................................... 500,000 471,953
U.S. Treasury Notes
1 .63% , 11/30/26 .................................................... 250,000 240,810
3 .88% , 12/31/27 .................................................... 250,000 249,922
1 .38% , 12/31/28 .................................................... 150,000 136,840
3 .88% , 8/15/34 .................................................... 100,000 97,469
Total U.S. Treasury Obligations (Cost $5,966,371) 5,860,017
Shares
Collateral for Securities Loaned (1.3%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .26% (e) ........ 442,091 442,091
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .27% (e) ............ 442,091 442,091
Invesco Government & Agency Portfolio, Institutional Shares , 4 .30% (e) ............... 442,091 442,091
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .27% (e) . 442,091 442,091
Total Collateral for Securities Loaned (Cost $1,768,364) 1,768,364
Total Investments (Cost $149,807,274) — 99.9% 138,748,432
Other assets in excess of liabilities — 0.1% 100,843
NET ASSETS - 100.00% $ 138,849,275
At March 31, 2025, the Fund's investments in foreign securities were 16.5% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2025, the fair value of these securities was
$27,879,126 and amounted to 20.1% of net assets.
(c) Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2025.
(d) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(e) Rate disclosed is the daily yield on March 31, 2025.
bps
—
Basis points
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2025.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2025.
H15T10Y
—
10 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2025.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of March 31, 2025.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of March 31, 2025.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of March 31, 2025.
USSW5
—
USD 5 Year Swap Rate, rate disclosed as of March 31, 2025.

Schedule of Portfolio Investments
March 31, 2025
Victory Portfolios II
VictoryShares WestEnd Economic Cycle Bond ETF

(Unaudited)
Security Description Principal Amount . Value
Corporate Bonds (31.2%)
Communication Services (1.8%):
AT&T, Inc.
4 .25% , 3/1/27 , Callable 12/1/26 @ 100 ................................... $ 68,000 $ 67,692
1 .65% , 2/1/28 , Callable 12/1/27 @ 100 ................................... 74,000 68,443
4 .35% , 3/1/29 , Callable 12/1/28 @ 100 ................................... 68,000 67,336
5 .40% , 2/15/34 , Callable 11/15/33 @ 100 .................................. 33,000 33,513
Charter Communications Operating LLC/Charter Communications Operating Capital
3 .75% , 2/15/28 , Callable 11/15/27 @ 100 .................................. 70,000 67,808
5 .05% , 3/30/29 , Callable 12/30/28 @ 100 ................................. 68,000 67,607
2 .80% , 4/1/31 , Callable 1/1/31 @ 100 .................................... 40,000 34,553
Comcast Corp.
3 .55% , 5/1/28 , Callable 2/1/28 @ 100 .................................... 98,000 95,510
2 .65% , 2/1/30 , Callable 11/1/29 @ 100 ................................... 50,000 45,770
3 .40% , 4/1/30 , Callable 1/1/30 @ 100 .................................... 50,000 47,305
Discovery Communications LLC , 3 .63% , 5/15/30 , Callable 2/15/30 @ 100 .............. 70,000 62,963
Paramount Global
4 .00% , 1/15/26 , Callable 10/15/25 @ 100 ................................. 34,000 33,709
3 .38% , 2/15/28 , Callable 11/15/27 @ 100 .................................. 37,000 35,546
T-Mobile US, Inc.
3 .75% , 4/15/27 , Callable 2/15/27 @ 100 .................................. 112,000 110,375
2 .55% , 2/15/31 , Callable 11/15/30 @ 100 .................................. 46,000 40,552
5 .15% , 4/15/34 , Callable 1/15/34 @ 100 .................................. 50,000 50,071
Verizon Communications, Inc.
4 .33% , 9/21/28 .................................................... 82,000 81,589
1 .75% , 1/20/31 , Callable 10/20/30 @ 100 ................................. 49,000 41,401
2 .55% , 3/21/31 , Callable 12/21/30 @ 100 ................................. 46,000 40,532
Warnermedia Holdings, Inc. , 4 .28% , 3/15/32 , Callable 12/15/31 @ 100 ................ 48,000 42,297
1,134,572
Consumer Discretionary (1.8%):
AutoNation, Inc.
3 .85% , 3/1/32 , Callable 12/1/31 @ 100 ................................... 37,000 33,364
5 .89% , 3/15/35 , Callable 12/15/34 @ 100 ................................. 25,000 24,944
AutoZone, Inc. , 4 .75% , 8/1/32 , Callable 5/1/32 @ 100 ............................ 34,000 33,412
Brunswick Corp.
5 .85% , 3/18/29 , Callable 2/18/29 @ 100 .................................. 52,000 53,237
4 .40% , 9/15/32 , Callable 6/15/32 @ 100 .................................. 29,000 26,526
Choice Hotels International, Inc. , 5 .85% , 8/1/34 , Callable 5/1/34 @ 100 ................ 30,000 30,023
General Motors Financial Co., Inc. , 5 .85% , 4/6/30 , Callable 2/6/30 @ 100 .............. 77,000 78,369
Genuine Parts Co.
6 .50% , 11/1/28 , Callable 10/1/28 @ 100 .................................. 50,000 52,769
2 .75% , 2/1/32 , Callable 11/1/31 @ 100 ................................... 31,000 26,586
Hasbro, Inc. , 3 .55% , 11/19/26 , Callable 9/19/26 @ 100 ............................ 82,000 80,477
Las Vegas Sands Corp. , 3 .90% , 8/8/29 , Callable 5/8/29 @ 100 ....................... 72,000 67,724
LKQ Corp. , 5 .75% , 6/15/28 , Callable 5/15/28 @ 100 .............................. 52,000 53,184
Lowe's Cos., Inc.
2 .63% , 4/1/31 , Callable 1/1/31 @ 100 .................................... 61,000 54,037
5 .00% , 4/15/33 , Callable 1/15/33 @ 100 .................................. 40,000 39,910
Marriott International, Inc. , 3 .50% , 10/15/32 , Callable 7/15/32 @ 100 ................. 70,000 62,409
O'Reilly Automotive, Inc.
3 .60% , 9/1/27 , Callable 6/1/27 @ 100 .................................... 70,000 68,571
4 .20% , 4/1/30 , Callable 1/1/30 @ 100 .................................... 40,000 39,011
5 .00% , 8/19/34 , Callable 5/19/34 @ 100 .................................. 40,000 39,322
PulteGroup, Inc.
5 .00% , 1/15/27 , Callable 10/15/26 @ 100 ................................. 54,000 54,321
6 .38% , 5/15/33 .................................................... 25,000 26,420
Tapestry, Inc. , 5 .50% , 3/11/35 , Callable 12/11/34 @ 100 ........................... 40,000 39,524
The Home Depot, Inc. , 1 .38% , 3/15/31 , Callable 12/15/30 @ 100 .................... 41,000 34,108
Tractor Supply Co.
1 .75% , 11/1/30 , Callable 8/1/30 @ 100 ................................... 57,000 48,418
5 .25% , 5/15/33 , Callable 2/15/33 @ 100 .................................. 26,000 26,194
1,092,860

Victory Portfolios II
VictoryShares WestEnd Economic Cycle Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
Consumer Staples (1.9%):
Anheuser-Busch InBev Worldwide, Inc.
4 .75% , 1/23/29 , Callable 10/23/28 @ 100 ................................. $ 66,000 $ 66,664
3 .50% , 6/1/30 , Callable 3/1/30 @ 100 .................................... 35,000 33,356
BAT Capital Corp.
3 .22% , 9/6/26 , Callable 7/6/26 @ 100 .................................... 100,000 98,082
6 .42% , 8/2/33 , Callable 5/2/33 @ 100 .................................... 31,000 33,069
Bunge Ltd. Finance Corp.
3 .25% , 8/15/26 , Callable 5/15/26 @ 100 .................................. 56,000 55,054
3 .75% , 9/25/27 , Callable 6/25/27 @ 100 .................................. 56,000 55,042
2 .75% , 5/14/31 , Callable 2/14/31 @ 100 .................................. 20,000 17,723
Campbell Soup Co. , 4 .15% , 3/15/28 , Callable 12/15/27 @ 100 ...................... 68,000 67,273
Church & Dwight Co., Inc. , 5 .60% , 11/15/32 , Callable 8/15/32 @ 100 ................. 32,000 33,379
Constellation Brands, Inc. , 2 .25% , 8/1/31 , Callable 5/1/31 @ 100 ..................... 70,000 59,353
Dollar General Corp. , 5 .20% , 7/5/28 , Callable 6/5/28 @ 100 ........................ 66,000 66,959
Keurig Dr. Pepper, Inc.
3 .95% , 4/15/29 , Callable 2/15/29 @ 100 .................................. 70,000 68,140
4 .05% , 4/15/32 , Callable 1/15/32 @ 100 .................................. 35,000 33,245
Kraft Heinz Foods Co. , 4 .25% , 3/1/31 , Callable 12/1/30 @ 100 ...................... 35,000 33,965
Mars, Inc. , 4 .80% , 3/1/30 , Callable 2/1/30 @ 100 (a) .............................. 100,000 100,611
McCormick & Co., Inc. , 3 .40% , 8/15/27 , Callable 5/15/27 @ 100 .................... 69,000 67,446
Philip Morris International, Inc.
4 .88% , 2/15/28 , Callable 1/15/28 @ 100 .................................. 66,000 66,837
5 .38% , 2/15/33 , Callable 11/15/32 @ 100 .................................. 33,000 33,642
Sysco Corp. , 3 .30% , 7/15/26 , Callable 4/15/26 @ 100 ............................. 68,000 66,964
The J.M. Smucker Co.
5 .90% , 11/15/28 , Callable 10/15/28 @ 100 ................................. 65,000 67,985
6 .20% , 11/15/33 , Callable 8/15/33 @ 100 .................................. 31,000 33,003
The Kroger Co. , 5 .00% , 9/15/34 , Callable 6/15/34 @ 100 .......................... 20,000 19,555
1,177,347
Energy (2.2%):
Apa Corp. , 4 .38% , 10/15/28 , Callable 7/15/28 @ 100 (a) ........................... 70,000 67,152
ConocoPhillips Co. , 5 .90% , 10/15/32 ......................................... 31,000 33,124
Coterra Energy, Inc. , 5 .40% , 2/15/35 , Callable 11/15/34 @ 100 ...................... 40,000 39,389
DCP Midstream Operating LP
5 .63% , 7/15/27 , Callable 4/15/27 @ 100 .................................. 66,000 67,081
3 .25% , 2/15/32 , Callable 8/15/31 @ 100 .................................. 38,000 33,160
Duke Energy Carolinas LLC , 6 .00% , 12/1/28 ................................... 94,000 98,554
Eastern Energy Gas Holdings LLC , 5 .80% , 1/15/35 , Callable 10/15/34 @ 100 ........... 50,000 51,611
Energy Transfer LP
4 .20% , 4/15/27 , Callable 1/15/27 @ 100 .................................. 68,000 67,419
6 .55% , 12/1/33 , Callable 9/1/33 @ 100 ................................... 46,000 49,207
Enterprise Products Operating LLC , 4 .95% , 2/15/35 , Callable 11/15/34 @ 100 ........... 40,000 39,457
Helmerich & Payne, Inc. , 5 .50% , 12/1/34 , Callable 9/1/34 @ 100 (a) (b) ................ 35,000 33,107
HF Sinclair Corp. , 6 .25% , 1/15/35 , Callable 10/15/34 @ 100 ........................ 50,000 50,230
Kinder Morgan, Inc.
1 .75% , 11/15/26 , Callable 10/15/26 @ 100 ................................. 58,000 55,488
4 .30% , 3/1/28 , Callable 12/1/27 @ 100 ................................... 54,000 53,587
5 .20% , 6/1/33 , Callable 3/1/33 @ 100 .................................... 27,000 26,769
MPLX LP , 4 .95% , 9/1/32 , Callable 6/1/32 @ 100 ................................ 41,000 40,136
ONEOK, Inc. , 5 .05% , 11/1/34 , Callable 8/1/34 @ 100 ............................. 35,000 33,819
Patterson-UTI Energy, Inc. , 7 .15% , 10/1/33 , Callable 7/1/33 @ 100 ................... 25,000 26,341
Phillips 66 Co. , 3 .15% , 12/15/29 , Callable 9/15/29 @ 100 .......................... 72,000 67,224
Plains All American Pipeline LP/PAA Finance Corp.
3 .55% , 12/15/29 , Callable 9/15/29 @ 100 ................................. 72,000 67,834
3 .80% , 9/15/30 , Callable 6/15/30 @ 100 .................................. 76,000 71,492
Shell Finance U.S., Inc. , 2 .75% , 4/6/30 , Callable 1/6/30 @ 100 ...................... 30,000 27,604
South Bow USA Infrastructure Holdings LLC , 5 .58% , 10/1/34 , Callable 7/1/34 @ 100 (a) ... 40,000 39,168
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5 .00% , 1/15/28 , Callable 5/4/25 @ 100.83 ................................. 54,000 53,995
5 .50% , 3/1/30 , Callable 4/14/25 @ 102.75 ................................. 26,000 26,224
Valero Energy Corp. , 5 .15% , 2/15/30 , Callable 1/15/30 @ 100 ....................... 60,000 60,559
Western Midstream Operating LP
4 .05% , 2/1/30 , Callable 11/1/29 @ 100 ................................... 40,000 38,181

Victory Portfolios II
VictoryShares WestEnd Economic Cycle Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
6 .15% , 4/1/33 , Callable 1/1/33 @ 100 .................................... $ 32,000 $ 32,972
1,350,884
Financials (10.6%):
Ally Financial, Inc. , 7 .10% , 11/15/27 , Callable 10/15/27 @ 100 ...................... 32,000 33,686
Amcor Finance USA, Inc.
3 .63% , 4/28/26 , Callable 1/28/26 @ 100 .................................. 54,000 53,441
4 .50% , 5/15/28 , Callable 2/15/28 @ 100 .................................. 54,000 53,657
American Express Co.
5 .10% ( SOFR + 100 bps ) , 2/16/28 , Callable 2/16/27 @ 100 (c) .................... 15,000 15,180
4 .99% ( SOFR + 226 bps ) , 5/26/33 , Callable 2/26/32 @ 100 (c) .................... 34,000 33,501
5 .28% ( SOFR + 142 bps ) , 7/26/35 , Callable 7/26/34 @ 100 (c) .................... 40,000 39,951
American Honda Finance Corp. , 4 .60% , 4/17/30 ................................. 33,000 32,698
Aon Corp./Aon Global Holdings PLC
2 .85% , 5/28/27 , Callable 4/28/27 @ 100 .................................. 84,000 81,398
4 .50% , 12/15/28 , Callable 9/15/28 @ 100 ................................. 80,000 79,768
5 .00% , 9/12/32 , Callable 6/12/32 @ 100 .................................. 40,000 40,043
Athene Holding Ltd. , 4 .13% , 1/12/28 , Callable 10/12/27 @ 100 ...................... 98,000 96,622
Bank of America Corp.
6 .22% , 9/15/26 .................................................... 104,000 106,303
5 .93% ( SOFR + 134 bps ) , 9/15/27 , Callable 9/15/26 @ 100 (c) .................... 104,000 106,020
4 .18% , 11/25/27 , Callable 11/25/26 @ 100 , MTN ............................ 111,000 109,940
3 .42% ( TSFR3M + 130 bps ) , 12/20/28 , Callable 12/20/27 @ 100 (c) ................ 143,000 138,557
2 .69% ( SOFR + 132 bps ) , 4/22/32 , Callable 4/22/31 @ 100 (c) .................... 77,000 67,776
5 .29% ( SOFR + 191 bps ) , 4/25/34 , Callable 4/25/33 @ 100 (c) .................... 68,000 68,306
Blue Owl Credit Income Corp. , 4 .70% , 2/8/27 , Callable 1/8/27 @ 100 ................. 56,000 55,300
Brookfield Capital Finance LLC , 6 .09% , 6/14/33 , Callable 3/14/33 @ 100 .............. 32,000 33,567
Brown & Brown, Inc. , 5 .65% , 6/11/34 , Callable 3/11/34 @ 100 ...................... 10,000 10,162
Capital One Financial Corp.
3 .75% , 7/28/26 , Callable 6/28/26 @ 100 .................................. 54,000 53,245
4 .93% ( SOFR + 206 bps ) , 5/10/28 , Callable 5/10/27 @ 100 (c) .................... 55,000 55,204
5 .82% ( SOFR + 260 bps ) , 2/1/34 , Callable 2/1/33 @ 100 (c) ...................... 26,000 26,190
CDW LLC/CDW Finance Corp. , 2 .67% , 12/1/26 , Callable 11/1/26 @ 100 .............. 70,000 67,624
Citigroup, Inc.
3 .11% ( SOFR + 284 bps ) , 4/8/26 , Callable 4/9/25 @ 100 (c) ...................... 98,000 97,952
4 .13% , 7/25/28 .................................................... 68,000 66,891
3 .98% ( TSFR3M + 160 bps ) , 3/20/30 , Callable 3/20/29 @ 100 (c) .................. 35,000 33,901
4 .41% ( SOFR + 391 bps ) , 3/31/31 , Callable 3/31/30 @ 100 (c) .................... 45,000 43,834
6 .17% ( SOFR + 266 bps ) , 5/25/34 , Callable 5/25/33 @ 100 (c) .................... 42,000 42,929
Citizens Financial Group, Inc.
2 .85% , 7/27/26 , Callable 4/27/26 @ 100 .................................. 56,000 54,740
5 .84% ( SOFR + 201 bps ) , 1/23/30 , Callable 1/23/29 @ 100 (c) .................... 106,000 108,825
Corebridge Financial, Inc. , 3 .65% , 4/5/27 , Callable 3/5/27 @ 100 .................... 68,000 66,808
Fifth Third Bancorp
2 .25% , 2/1/27 , Callable 1/1/27 @ 100 .................................... 72,000 69,291
1 .71% ( SOFR + 69 bps ) , 11/1/27 , Callable 11/1/26 @ 100 (c) ..................... 72,000 68,655
5 .63% ( SOFR + 184 bps ) , 1/29/32 , Callable 1/29/31 @ 100 (c) .................... 48,000 49,097
First American Financial Corp. , 2 .40% , 8/15/31 , Callable 5/15/31 @ 100 ............... 41,000 34,618
First Horizon Bank , 5 .75% , 5/1/30 , Callable 2/1/30 @ 100 ......................... 38,000 38,410
First Horizon Corp. , 5 .51% ( SOFR + 177 bps ) , 3/7/31 , Callable 3/7/30 @ 100 (c) ........... 40,000 40,200
Fiserv, Inc.
3 .50% , 7/1/29 , Callable 4/1/29 @ 100 .................................... 72,000 68,465
5 .60% , 3/2/33 , Callable 12/2/32 @ 100 ................................... 48,000 49,265
Ford Motor Credit Co. LLC
4 .39% , 1/8/26 ..................................................... 68,000 67,528
6 .80% , 5/12/28 , Callable 4/12/28 @ 100 .................................. 65,000 66,765
General Motors Financial Co., Inc. , 2 .70% , 8/20/27 , Callable 6/20/27 @ 100 ............ 92,000 87,480
Global Payments, Inc.
4 .80% , 4/1/26 , Callable 1/1/26 @ 100 .................................... 66,000 65,998
5 .40% , 8/15/32 , Callable 5/15/32 @ 100 .................................. 33,000 33,356
Huntington Bancshares, Inc.
4 .44% ( SOFR + 197 bps ) , 8/4/28 , Callable 8/4/27 @ 100 (c) ...................... 98,000 97,348
5 .02% ( SOFR + 205 bps ) , 5/17/33 , Callable 5/17/32 @ 100 (c) .................... 35,000 34,181
JPMorgan Chase & Co.
4 .13% , 12/15/26 .................................................... 139,000 138,509

Victory Portfolios II
VictoryShares WestEnd Economic Cycle Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
1 .47% ( SOFR + 77 bps ) , 9/22/27 , Callable 9/22/26 @ 100 (c) ..................... $ 116,000 $ 110,942
2 .95% ( SOFR + 117 bps ) , 2/24/28 , Callable 2/24/27 @ 100 (c) .................... 112,000 108,741
5 .58% ( SOFR + 116 bps ) , 4/22/30 , Callable 4/22/29 @ 100 (c) .................... 52,000 53,630
2 .96% ( TSFR3M + 252 bps ) , 5/13/31 , Callable 5/13/30 @ 100 (c) .................. 60,000 54,487
1 .95% ( SOFR + 107 bps ) , 2/4/32 , Callable 2/4/31 @ 100 (c) ...................... 35,000 29,763
6 .25% ( SOFR + 181 bps ) , 10/23/34 , Callable 10/23/33 @ 100 (c) .................. 49,000 52,575
5 .29% ( SOFR + 146 bps ) , 7/22/35 , Callable 7/22/34 @ 100 (c) .................... 30,000 30,148
KeyBank NA
3 .90% , 4/13/29 .................................................... 88,000 84,497
5 .00% , 1/26/33 , Callable 10/26/32 @ 100 ................................. 29,000 28,241
Lincoln National Corp. , 3 .05% , 1/15/30 , Callable 10/15/29 @ 100 .................... 37,000 34,115
M&T Bank Corp. , 5 .05% ( SOFR + 185 bps ) , 1/27/34 , Callable 1/27/33 @ 100 (c) .......... 35,000 33,822
MetLife, Inc. , 4 .55% , 3/23/30 , Callable 12/23/29 @ 100 ........................... 33,000 33,033
Morgan Stanley
4 .35% , 9/8/26 , MTN ................................................ 108,000 107,506
1 .59% ( SOFR + 88 bps ) , 5/4/27 , Callable 5/4/26 @ 100 (c) ....................... 114,000 110,386
6 .30% ( SOFR + 224 bps ) , 10/18/28 , Callable 10/18/27 @ 100 (c) .................. 76,000 79,042
4 .43% ( TSFR3M + 189 bps ) , 1/23/30 , Callable 1/23/29 @ 100 (c) .................. 41,000 40,471
1 .93% ( SOFR + 102 bps ) , 4/28/32 , Callable 4/28/31 @ 100 , MTN (c) ............... 80,000 66,986
6 .34% ( SOFR + 256 bps ) , 10/18/33 , Callable 10/18/32 @ 100 (c) .................. 64,000 68,578
5 .25% ( SOFR + 187 bps ) , 4/21/34 , Callable 4/21/33 @ 100 (c) .................... 68,000 67,977
NextEra Energy Capital Holdings, Inc.
4 .95% , 1/29/26 .................................................... 54,000 54,200
3 .55% , 5/1/27 , Callable 2/1/27 @ 100 .................................... 56,000 54,943
1 .90% , 6/15/28 , Callable 4/15/28 @ 100 .................................. 74,000 68,276
5 .25% , 3/15/34 , Callable 12/15/33 @ 100 ................................. 27,000 27,031
Northern Trust Corp.
4 .00% , 5/10/27 , Callable 4/10/27 @ 100 .................................. 68,000 67,622
6 .13% , 11/2/32 , Callable 8/2/32 @ 100 ................................... 31,000 33,128
PNC Bank NA , 4 .05% , 7/26/28 ............................................. 70,000 68,556
PPL Capital Funding, Inc. , 5 .25% , 9/1/34 , Callable 6/1/34 @ 100 ..................... 35,000 34,826
Primerica, Inc. , 2 .80% , 11/19/31 , Callable 8/19/31 @ 100 .......................... 31,000 26,885
Prudential Financial, Inc. , 3 .88% , 3/27/28 , Callable 12/27/27 @ 100 , MTN .............. 68,000 66,952
Reinsurance Group of America, Inc. , 3 .90% , 5/15/29 , Callable 2/15/29 @ 100 ........... 70,000 67,796
Santander Holdings USA, Inc.
6 .57% ( SOFR + 270 bps ) , 6/12/29 , Callable 6/12/28 @ 100 (c) .................... 65,000 67,356
5 .35% ( SOFR + 194 bps ) , 9/6/30 , Callable 9/6/29 @ 100 (c) ...................... 30,000 29,886
State Street Corp. , 5 .16% ( SOFR + 189 bps ) , 5/18/34 , Callable 5/18/33 @ 100 (c) .......... 53,000 53,311
Stewart Information Services Corp. , 3 .60% , 11/15/31 , Callable 8/15/31 @ 100 ........... 40,000 35,699
The Allstate Corp.
3 .28% , 12/15/26 , Callable 9/15/26 @ 100 ................................. 56,000 54,878
1 .45% , 12/15/30 , Callable 9/15/30 @ 100 ................................. 33,000 27,522
The Bank of New York Mellon Corp.
4 .98% ( SOFR + 109 bps ) , 3/14/30 , Callable 3/14/29 @ 100 (c) .................... 30,000 30,406
5 .83% ( SOFRINDX + 207 bps ) , 10/25/33 , Callable 10/25/32 @ 100 (c) .............. 32,000 33,646
The Charles Schwab Corp.
2 .45% , 3/3/27 , Callable 2/3/27 @ 100 .................................... 56,000 54,028
5 .85% ( SOFR + 250 bps ) , 5/19/34 , Callable 5/19/33 @ 100 (c) .................... 26,000 27,135
The Goldman Sachs Group, Inc.
1 .95% ( SOFR + 91 bps ) , 10/21/27 , Callable 10/21/26 @ 100 (c) ................... 72,000 69,075
3 .62% ( SOFR + 185 bps ) , 3/15/28 , Callable 3/15/27 @ 100 (c) .................... 68,000 66,715
6 .48% ( SOFR + 177 bps ) , 10/24/29 , Callable 10/24/28 @ 100 (c) .................. 64,000 67,613
2 .60% , 2/7/30 , Callable 11/7/29 @ 100 ................................... 93,000 84,219
3 .10% ( SOFR + 141 bps ) , 2/24/33 , Callable 2/24/32 @ 100 (c) .................... 63,000 55,507
The Huntington National Bank , 5 .65% , 1/10/30 , Callable 11/10/29 @ 100 .............. 30,000 30,932
The PNC Financial Services Group, Inc.
5 .81% ( SOFR + 132 bps ) , 6/12/26 , Callable 6/12/25 @ 100 (c) .................... 52,000 52,090
6 .62% ( SOFRINDX + 173 bps ) , 10/20/27 , Callable 10/20/26 @ 100 (c) .............. 52,000 53,581
2 .55% , 1/22/30 , Callable 10/24/29 @ 100 ................................. 45,000 40,769
5 .94% ( SOFR + 195 bps ) , 8/18/34 , Callable 8/18/33 @ 100 (c) .................... 65,000 67,626
5 .68% ( SOFR + 190 bps ) , 1/22/35 , Callable 1/22/34 @ 100 (c) .................... 41,000 41,978
Toyota Motor Credit Corp. , 4 .80% , 1/5/34 , MTN ................................ 44,000 43,300
Truist Financial Corp.
1 .89% ( SOFR + 86 bps ) , 6/7/29 , Callable 6/7/28 @ 100 , MTN (c) .................. 90,000 82,401

Victory Portfolios II
VictoryShares WestEnd Economic Cycle Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
5 .44% ( SOFR + 162 bps ) , 1/24/30 , Callable 1/24/29 @ 100 (c) .................... $ 110,000 $ 112,262
5 .12% ( SOFR + 185 bps ) , 1/26/34 , Callable 1/26/33 @ 100 (c) .................... 66,000 64,677
U.S. Bancorp
3 .10% , 4/27/26 , Callable 3/27/26 @ 100 , MTN ............................. 68,000 66,988
5 .78% ( SOFR + 202 bps ) , 6/12/29 , Callable 6/12/28 @ 100 (c) .................... 85,000 87,652
4 .97% ( SOFR + 211 bps ) , 7/22/33 , Callable 7/22/32 @ 100 (c) .................... 35,000 33,628
4 .84% ( SOFR + 160 bps ) , 2/1/34 , Callable 2/1/33 @ 100 (c) ...................... 35,000 33,968
Wells Fargo & Co.
4 .10% , 6/3/26 , MTN ................................................ 68,000 67,561
5 .20% ( SOFR + 150 bps ) , 1/23/30 , Callable 1/22/29 @ 100 (c) .................... 40,000 40,669
2 .88% ( TSFR3M + 143 bps ) , 10/30/30 , Callable 10/30/29 @ 100 , MTN (c) ........... 37,000 34,099
2 .57% ( TSFR3M + 126 bps ) , 2/11/31 , Callable 2/11/30 @ 100 , MTN (c) ............. 38,000 34,261
5 .50% ( SOFR + 178 bps ) , 1/23/35 , Callable 1/23/34 @ 100 (c) .................... 39,000 39,508
Willis North America, Inc. , 4 .65% , 6/15/27 , Callable 5/15/27 @ 100 .................. 68,000 68,020
6,601,306
Health Care (3.0%):
AbbVie, Inc.
3 .20% , 11/21/29 , Callable 8/21/29 @ 100 .................................. 72,000 68,018
4 .95% , 3/15/31 , Callable 1/15/31 @ 100 .................................. 33,000 33,521
5 .05% , 3/15/34 , Callable 12/15/33 @ 100 ................................. 48,000 48,346
Agilent Technologies, Inc. , 4 .75% , 9/9/34 , Callable 6/9/34 @ 100 .................... 45,000 43,515
Amgen, Inc.
1 .65% , 8/15/28 , Callable 6/15/28 @ 100 .................................. 106,000 96,807
5 .25% , 3/2/30 , Callable 1/2/30 @ 100 .................................... 33,000 33,754
2 .00% , 1/15/32 , Callable 10/15/31 @ 100 ................................. 41,000 34,271
Baxter International, Inc.
2 .60% , 8/15/26 , Callable 5/15/26 @ 100 .................................. 56,000 54,512
2 .54% , 2/1/32 , Callable 11/1/31 @ 100 ................................... 32,000 27,424
Bio-Rad Laboratories, Inc. , 3 .30% , 3/15/27 , Callable 2/15/27 @ 100 .................. 70,000 68,277
Bristol-Myers Squibb Co.
3 .45% , 11/15/27 , Callable 8/15/27 @ 100 .................................. 82,000 80,396
5 .10% , 2/22/31 , Callable 12/22/30 @ 100 ................................. 39,000 39,944
5 .90% , 11/15/33 , Callable 8/15/33 @ 100 .................................. 37,000 39,545
Centene Corp. , 4 .25% , 12/15/27 , Callable 4/19/25 @ 100.71 ........................ 82,000 80,066
CVS Health Corp.
3 .63% , 4/1/27 , Callable 2/1/27 @ 100 .................................... 68,000 66,692
1 .30% , 8/21/27 , Callable 6/21/27 @ 100 .................................. 60,000 55,418
1 .75% , 8/21/30 , Callable 5/21/30 @ 100 .................................. 32,000 27,083
5 .30% , 6/1/33 , Callable 3/1/33 @ 100 .................................... 27,000 26,711
DENTSPLY SIRONA, Inc. , 3 .25% , 6/1/30 , Callable 3/1/30 @ 100 .................... 78,000 69,902
Elevance Health, Inc. , 1 .50% , 3/15/26 , Callable 2/15/26 @ 100 ...................... 86,000 83,664
HCA, Inc.
5 .38% , 9/1/26 , Callable 3/1/26 @ 100 .................................... 52,000 52,281
4 .13% , 6/15/29 , Callable 3/15/29 @ 100 .................................. 56,000 54,386
5 .60% , 4/1/34 , Callable 1/1/34 @ 100 .................................... 26,000 26,104
Humana, Inc.
5 .75% , 12/1/28 , Callable 11/1/28 @ 100 .................................. 64,000 66,042
5 .88% , 3/1/33 , Callable 12/1/32 @ 100 ................................... 32,000 32,711
5 .55% , 5/1/35 , Callable 2/1/35 @ 100 .................................... 25,000 24,717
Pfizer, Inc.
2 .63% , 4/1/30 , Callable 1/1/30 @ 100 .................................... 37,000 33,855
1 .75% , 8/18/31 , Callable 5/18/31 @ 100 .................................. 40,000 33,894
Revvity, Inc.
3 .30% , 9/15/29 , Callable 6/15/29 @ 100 .................................. 58,000 54,284
2 .55% , 3/15/31 , Callable 12/15/30 @ 100 ................................. 31,000 26,877
Solventum Corp.
5 .45% , 2/25/27 , Callable 1/25/27 @ 100 .................................. 52,000 52,763
5 .40% , 3/1/29 , Callable 2/1/29 @ 100 .................................... 52,000 53,043
5 .60% , 3/23/34 , Callable 12/23/33 @ 100 ................................. 42,000 42,608
The Cigna Group
5 .69% , 3/15/26 .................................................... 52,000 52,000
3 .40% , 3/1/27 , Callable 12/1/26 @ 100 ................................... 68,000 66,692
2 .40% , 3/15/30 , Callable 12/15/29 @ 100 ................................. 45,000 40,408

Victory Portfolios II
VictoryShares WestEnd Economic Cycle Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
Universal Health Services, Inc.
2 .65% , 10/15/30 , Callable 7/15/30 @ 100 ................................. $ 31,000 $ 27,166
2 .65% , 1/15/32 , Callable 10/15/31 @ 100 ................................. 32,000 26,746
1,844,443
Industrials (2.2%):
Acuity Brands Lighting, Inc. , 2 .15% , 12/15/30 , Callable 9/15/30 @ 100 ................ 40,000 34,585
AGCO Corp. , 5 .80% , 3/21/34 , Callable 12/21/33 @ 100 ........................... 39,000 39,496
Air Lease Corp.
3 .00% , 2/1/30 , Callable 11/1/29 @ 100 , MTN .............................. 37,000 33,911
2 .88% , 1/15/32 , Callable 10/15/31 @ 100 ................................. 39,000 33,894
American Airlines Pass Through Trust , 3 .58% , 1/15/28 ............................ 29,784 28,665
Carlisle Cos., Inc. , 2 .75% , 3/1/30 , Callable 12/1/29 @ 100 ......................... 52,000 47,209
Carrier Global Corp.
2 .49% , 2/15/27 , Callable 12/15/26 @ 100 ................................. 70,000 67,609
2 .72% , 2/15/30 , Callable 11/15/29 @ 100 .................................. 37,000 33,825
FedEx Corp.
3 .40% , 2/15/28 , Callable 11/15/27 @ 100 (a) ................................ 55,000 52,891
4 .90% , 1/15/34 (a) .................................................. 27,000 26,282
Fortune Brands Innovations, Inc. , 3 .25% , 9/15/29 , Callable 6/15/29 @ 100 .............. 101,000 94,556
GXO Logistics, Inc. , 2 .65% , 7/15/31 , Callable 4/15/31 @ 100 ....................... 49,000 41,999
HEICO Corp. , 5 .25% , 8/1/28 , Callable 7/1/28 @ 100 ............................. 66,000 67,169
Hubbell, Inc. , 3 .50% , 2/15/28 , Callable 11/15/27 @ 100 ........................... 70,000 67,981
Leidos, Inc.
5 .75% , 3/15/33 , Callable 12/15/32 @ 100 ................................. 47,000 48,246
5 .50% , 3/15/35 , Callable 12/15/34 @ 100 ................................. 25,000 24,916
Otis Worldwide Corp. , 2 .57% , 2/15/30 , Callable 11/15/29 @ 100 ..................... 37,000 33,513
Quanta Services, Inc. , 2 .90% , 10/1/30 , Callable 7/1/30 @ 100 ....................... 37,000 33,321
RTX Corp.
4 .13% , 11/16/28 , Callable 8/16/28 @ 100 .................................. 68,000 67,079
2 .25% , 7/1/30 , Callable 4/1/30 @ 100 .................................... 39,000 34,629
Ryder System, Inc.
2 .85% , 3/1/27 , Callable 2/1/27 @ 100 , MTN ............................... 70,000 67,721
5 .25% , 6/1/28 , Callable 5/1/28 @ 100 , MTN ............................... 82,000 83,480
The Boeing Co.
6 .26% , 5/1/27 , Callable 4/1/27 @ 100 .................................... 96,000 98,788
5 .15% , 5/1/30 , Callable 2/1/30 @ 100 .................................... 34,000 34,203
3 .63% , 2/1/31 , Callable 11/1/30 @ 100 ................................... 38,000 35,261
The Timken Co. , 4 .50% , 12/15/28 , Callable 9/15/28 @ 100 ......................... 68,000 67,456
Union Pacific Corp.
6 .63% , 2/1/29 ..................................................... 62,000 66,989
2 .80% , 2/14/32 , Callable 12/15/31 @ 100 ................................. 38,000 33,759
1,399,433
Information Technology (2.8%):
Arrow Electronics, Inc. , 3 .88% , 1/12/28 , Callable 10/12/27 @ 100 .................... 100,000 97,430
Autodesk, Inc.
3 .50% , 6/15/27 , Callable 3/15/27 @ 100 .................................. 68,000 66,670
2 .40% , 12/15/31 , Callable 9/15/31 @ 100 ................................. 40,000 34,290
Broadcom, Inc.
4 .11% , 9/15/28 , Callable 6/15/28 @ 100 .................................. 68,000 67,043
4 .75% , 4/15/29 , Callable 1/15/29 @ 100 .................................. 66,000 66,253
4 .15% , 11/15/30 , Callable 8/15/30 @ 100 .................................. 35,000 33,879
3 .42% , 4/15/33 , Callable 1/15/33 @ 100 (a) ................................ 38,000 33,844
Dell International LLC/EMC Corp.
5 .25% , 2/1/28 , Callable 1/1/28 @ 100 .................................... 66,000 67,212
5 .30% , 10/1/29 , Callable 7/1/29 @ 100 ................................... 96,000 97,710
4 .85% , 2/1/35 , Callable 11/1/34 @ 100 ................................... 32,000 30,532
Hewlett Packard Enterprise Co. , 5 .00% , 10/15/34 , Callable 7/15/34 @ 100 .............. 45,000 43,816
HP, Inc. , 1 .45% , 6/17/26 , Callable 5/17/26 @ 100 ................................ 72,000 69,339
Jabil, Inc.
4 .25% , 5/15/27 , Callable 4/15/27 @ 100 .................................. 54,000 53,627
3 .00% , 1/15/31 , Callable 10/15/30 @ 100 ................................. 31,000 27,749
Keysight Technologies, Inc. , 4 .95% , 10/15/34 , Callable 7/15/34 @ 100 ................ 40,000 39,123
KLA Corp. , 4 .65% , 7/15/32 , Callable 4/15/32 @ 100 ............................. 34,000 33,726

Victory Portfolios II
VictoryShares WestEnd Economic Cycle Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
Lam Research Corp. , 1 .90% , 6/15/30 , Callable 3/15/30 @ 100 ....................... $ 39,000 $ 34,253
Marvell Technology, Inc. , 2 .45% , 4/15/28 , Callable 2/15/28 @ 100 ................... 102,000 95,549
Micron Technology, Inc.
4 .19% , 2/15/27 , Callable 12/15/26 @ 100 ................................. 68,000 67,456
5 .88% , 2/9/33 , Callable 11/9/32 @ 100 ................................... 32,000 33,126
Oracle Corp.
1 .65% , 3/25/26 , Callable 2/25/26 @ 100 .................................. 84,000 81,657
2 .65% , 7/15/26 , Callable 4/15/26 @ 100 .................................. 114,000 111,311
2 .88% , 3/25/31 , Callable 12/25/30 @ 100 ................................. 46,000 41,194
4 .90% , 2/6/33 , Callable 11/6/32 @ 100 ................................... 40,000 39,326
3 .85% , 7/15/36 , Callable 1/15/36 @ 100 .................................. 80,000 69,320
Qorvo, Inc. , 4 .38% , 10/15/29 , Callable 5/4/25 @ 102.19 ........................... 70,000 66,797
Synopsys, Inc. , 5 .15% , 4/1/35 , Callable 1/1/35 @ 100 ............................. 47,000 47,239
TSMC Arizona Corp.
3 .88% , 4/22/27 , Callable 3/22/27 @ 100 .................................. 68,000 67,344
2 .50% , 10/25/31 , Callable 7/25/31 @ 100 ................................. 39,000 34,454
Workday, Inc.
3 .70% , 4/1/29 , Callable 2/1/29 @ 100 .................................... 70,000 67,429
3 .80% , 4/1/32 , Callable 1/1/32 @ 100 .................................... 37,000 34,237
1,752,935
Materials (0.9%):
Albemarle Corp. , 4 .65% , 6/1/27 , Callable 5/1/27 @ 100 ........................... 20,000 19,841
AptarGroup, Inc. , 3 .60% , 3/15/32 , Callable 12/15/31 @ 100 ........................ 38,000 34,593
Avery Dennison Corp. , 4 .88% , 12/6/28 , Callable 9/6/28 @ 100 ...................... 66,000 66,403
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP , 4 .75% , 5/15/30 ,
Callable 4/15/30 @ 100 (a) ............................................ 50,000 49,965
Eagle Materials, Inc. , 2 .50% , 7/1/31 , Callable 4/1/31 @ 100 ........................ 39,000 34,045
Freeport-McMoRan, Inc. , 4 .63% , 8/1/30 , Callable 8/1/25 @ 102.31 ................... 81,000 79,208
Huntsman International LLC , 5 .70% , 10/15/34 , Callable 7/15/34 @ 100 ................ 25,000 23,652
LYB International Finance III LLC
2 .25% , 10/1/30 , Callable 7/1/30 @ 100 ................................... 31,000 26,981
5 .63% , 5/15/33 , Callable 2/15/33 @ 100 .................................. 26,000 26,433
Packaging Corp. of America , 3 .40% , 12/15/27 , Callable 9/15/27 @ 100 ................ 70,000 68,002
Reliance, Inc. , 2 .15% , 8/15/30 , Callable 5/15/30 @ 100 ............................ 39,000 33,885
The Dow Chemical Co. , 2 .10% , 11/15/30 , Callable 8/15/30 @ 100 .................... 31,000 26,777
Vulcan Materials Co. , 5 .35% , 12/1/34 , Callable 9/1/34 @ 100 ....................... 50,000 50,350
WRKCo, Inc. , 3 .00% , 6/15/33 , Callable 3/15/33 @ 100 ............................ 31,000 26,607
566,742
Real Estate (1.8%):
Alexandria Real Estate Equities, Inc.
3 .80% , 4/15/26 , Callable 2/15/26 @ 100 .................................. 68,000 67,420
5 .50% , 10/1/35 , Callable 7/1/35 @ 100 ................................... 30,000 30,139
Boston Properties LP , 2 .55% , 4/1/32 , Callable 1/1/32 @ 100 ........................ 42,000 34,580
CBRE Services, Inc. , 5 .50% , 4/1/29 , Callable 3/1/29 @ 100 ........................ 52,000 53,320
Crown Castle, Inc.
4 .30% , 2/15/29 , Callable 11/15/28 @ 100 .................................. 82,000 80,127
2 .25% , 1/15/31 , Callable 10/15/30 @ 100 ................................. 48,000 41,005
DOC DR LLC , 2 .63% , 11/1/31 , Callable 8/1/31 @ 100 ............................ 40,000 34,614
ERP Operating LP
2 .85% , 11/1/26 , Callable 8/1/26 @ 100 ................................... 70,000 68,346
3 .00% , 7/1/29 , Callable 4/1/29 @ 100 .................................... 102,000 95,425
GLP Capital LP/GLP Financing II, Inc.
5 .38% , 4/15/26 , Callable 1/15/26 @ 100 .................................. 54,000 54,149
3 .25% , 1/15/32 , Callable 10/15/31 @ 100 ................................. 31,000 26,850
5 .63% , 9/15/34 , Callable 6/15/34 @ 100 .................................. 10,000 9,859
Highwoods Realty LP , 2 .60% , 2/1/31 , Callable 11/1/30 @ 100 ....................... 33,000 28,016
Host Hotels & Resorts LP
3 .38% , 12/15/29 , Callable 9/15/29 @ 100 ................................. 74,000 68,738
3 .50% , 9/15/30 , Callable 6/15/30 @ 100 .................................. 37,000 33,897
Kilroy Realty LP , 3 .05% , 2/15/30 , Callable 11/15/29 @ 100 ........................ 66,000 58,715
Kimco Realty OP LLC , 4 .85% , 3/1/35 , Callable 12/1/34 @ 100 ...................... 50,000 48,095
Phillips Edison Grocery Center Operating Partnership LP , 4 .95% , 1/15/35 , Callable 10/15/34 @
100 ............................................................. 35,000 33,201

Victory Portfolios II
VictoryShares WestEnd Economic Cycle Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
Regency Centers LP
3 .60% , 2/1/27 , Callable 11/1/26 @ 100 ................................... $ 98,000 $ 96,473
2 .95% , 9/15/29 , Callable 6/15/29 @ 100 .................................. 30,000 27,930
Simon Property Group LP , 2 .20% , 2/1/31 , Callable 11/1/30 @ 100 .................... 48,000 41,598
VICI Properties LP/VICI Note Co., Inc. , 4 .13% , 8/15/30 , Callable 5/4/25 @ 102.06 (a) ..... 70,000 65,902
1,098,399
Utilities (2.2%):
AEP Texas, Inc. , 3 .95% , 6/1/28 , Callable 3/1/28 @ 100 ............................ 70,000 68,585
Ameren Corp. , 1 .95% , 3/15/27 , Callable 2/15/27 @ 100 ........................... 72,000 68,624
Arizona Public Service Co.
2 .60% , 8/15/29 , Callable 5/15/29 @ 100 .................................. 74,000 67,861
5 .55% , 8/1/33 , Callable 5/1/33 @ 100 .................................... 43,000 43,523
DTE Electric Co. , 5 .20% , 4/1/33 , Callable 1/1/33 @ 100 ........................... 54,000 54,590
Duke Energy Carolinas LLC , 3 .95% , 11/15/28 , Callable 8/15/28 @ 100 ................ 68,000 67,030
Duke Energy Corp. , 2 .65% , 9/1/26 , Callable 6/1/26 @ 100 ......................... 70,000 68,178
Duke Energy Florida LLC , 3 .80% , 7/15/28 , Callable 4/15/28 @ 100 .................. 30,000 29,438
Entergy Corp.
2 .95% , 9/1/26 , Callable 6/1/26 @ 100 .................................... 84,000 82,107
2 .40% , 6/15/31 , Callable 3/5/31 @ 100 ................................... 63,000 54,243
Entergy Louisiana LLC , 3 .12% , 9/1/27 , Callable 6/1/27 @ 100 ...................... 70,000 67,896
Exelon Corp.
5 .15% , 3/15/28 , Callable 2/15/28 @ 100 .................................. 72,000 73,158
4 .05% , 4/15/30 , Callable 1/15/30 @ 100 .................................. 28,000 27,145
Florida Power & Light Co.
3 .30% , 5/30/27 , Callable 2/28/27 @ 100 .................................. 56,000 54,793
2 .45% , 2/3/32 , Callable 11/3/31 @ 100 ................................... 31,000 26,779
ITC Holdings Corp. , 3 .35% , 11/15/27 , Callable 8/15/27 @ 100 ...................... 84,000 81,393
MidAmerican Energy Co. , 3 .65% , 4/15/29 , Callable 1/15/29 @ 100 ................... 70,000 67,887
Oncor Electric Delivery Co. LLC , 5 .75% , 3/15/29 , Callable 12/15/28 @ 100 ............ 63,000 65,611
Piedmont Natural Gas Co., Inc. , 3 .50% , 6/1/29 , Callable 3/1/29 @ 100 ................. 72,000 68,882
The Southern Co.
3 .25% , 7/1/26 , Callable 4/1/26 @ 100 .................................... 68,000 66,942
3 .70% , 4/30/30 , Callable 1/30/30 @ 100 .................................. 36,000 34,296
5 .70% , 10/15/32 , Callable 4/15/32 @ 100 ................................. 32,000 33,248
Union Electric Co.
2 .95% , 6/15/27 , Callable 3/15/27 @ 100 .................................. 42,000 40,789
2 .15% , 3/15/32 , Callable 12/15/31 @ 100 ................................. 39,000 32,679
Xcel Energy, Inc. , 2 .35% , 11/15/31 , Callable 5/15/31 @ 100 ........................ 59,000 49,886
1,395,563
Total Corporate Bonds (Cost $19,274,516) 19,414,484
Yankee Dollars (5.1%)
Communication Services (0.2%):
Rogers Communications, Inc.
5 .00% , 2/15/29 , Callable 1/15/29 @ 100 .................................. 80,000 80,096
3 .80% , 3/15/32 , Callable 12/15/31 @ 100 ................................. 44,000 39,897
119,993
Consumer Staples (0.1%):
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
5 .50% , 1/15/30 , Callable 4/14/25 @ 102.75 ................................ 27,000 27,456
5 .75% , 4/1/33 , Callable 1/1/33 @ 100 .................................... 43,000 43,731
71,187
Energy (0.1%):
Canadian Natural Resources Ltd. , 5 .40% , 12/15/34 , Callable 9/15/34 @ 100 (a) ........... 50,000 49,418
Shell International Finance BV , 2 .75% , 4/6/30 , Callable 1/6/30 @ 100 ................. 15,000 13,900
63,318
Financials (3.7%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1 .75% , 1/30/26 , Callable 12/30/25 @ 100 ................................. 56,000 54,672
3 .00% , 10/29/28 , Callable 8/29/28 @ 100 ................................. 88,000 82,653
3 .30% , 1/30/32 , Callable 10/30/31 @ 100 ................................. 31,000 27,442

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VictoryShares WestEnd Economic Cycle Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
Banco Santander SA
2 .96% , 3/25/31 .................................................... $ 38,000 $ 34,048
6 .92% , 8/8/33 ..................................................... 31,000 32,882
Barclays PLC
2 .85% ( SOFR + 271 bps ) , 5/7/26 , Callable 5/7/25 @ 100 (c) ...................... 68,000 67,859
2 .28% ( H15T1Y + 105 bps ) , 11/24/27 , Callable 11/24/26 @ 100 (c) ................ 72,000 69,212
4 .84% , 5/9/28 , Callable 5/7/27 @ 100 .................................... 69,000 68,732
5 .09% ( US0003M + 305 bps ) , 6/20/30 , Callable 6/20/29 @ 100 (c) (d) ............... 34,000 33,744
6 .22% ( SOFR + 298 bps ) , 5/9/34 , Callable 5/9/33 @ 100 (c) ...................... 47,000 48,929
Brookfield Finance, Inc. , 2 .72% , 4/15/31 , Callable 1/15/31 @ 100 .................... 60,000 53,218
Deutsche Bank AG
5 .37% , 9/9/27 ..................................................... 66,000 67,428
6 .82% ( SOFR + 251 bps ) , 11/20/29 , Callable 11/20/28 @ 100 (c) .................. 65,000 68,937
7 .08% ( SOFR + 365 bps ) , 2/10/34 , Callable 11/10/32 @ 100 (c) ................... 32,000 33,659
HSBC Holdings PLC
2 .25% ( SOFR + 110 bps ) , 11/22/27 , Callable 11/22/26 @ 100 (c) .................. 116,000 111,518
6 .16% ( SOFR + 197 bps ) , 3/9/29 , Callable 3/9/28 @ 100 (c) ...................... 78,000 80,844
2 .21% ( SOFR + 129 bps ) , 8/17/29 , Callable 8/17/28 @ 100 (c) .................... 120,000 109,932
7 .40% ( SOFR + 302 bps ) , 11/13/34 , Callable 11/13/33 @ 100 (c) .................. 36,000 39,527
Lloyds Banking Group PLC
1 .63% ( H15T1Y + 85 bps ) , 5/11/27 , Callable 5/11/26 @ 100 (c) ................... 72,000 69,625
5 .87% ( H15T1Y + 170 bps ) , 3/6/29 , Callable 3/6/28 @ 100 (c) .................... 94,000 96,927
7 .95% ( H15T1Y + 375 bps ) , 11/15/33 , Callable 8/15/32 @ 100 (c) ................. 29,000 32,943
5 .68% ( H15T1Y + 175 bps ) , 1/5/35 , Callable 1/5/34 @ 100 (c) .................... 33,000 33,356
Mitsubishi UFJ Financial Group, Inc.
5 .02% ( H15T1Y + 195 bps ) , 7/20/28 , Callable 7/20/27 @ 100 (c) .................. 66,000 66,607
5 .35% ( H15T1Y + 190 bps ) , 9/13/28 , Callable 9/13/27 @ 100 (c) .................. 96,000 97,739
3 .74% , 3/7/29 ..................................................... 70,000 67,905
NatWest Group PLC
4 .89% ( US0003M + 175 bps ) , 5/18/29 , Callable 5/18/28 @ 100 (c) (d) ............... 69,000 69,067
5 .08% ( US0003M + 191 bps ) , 1/27/30 , Callable 1/27/29 @ 100 (c) (d) ............... 63,000 63,382
Pfizer Investment Enterprises Pte Ltd. , 4 .45% , 5/19/28 , Callable 4/19/28 @ 100 .......... 66,000 66,123
Santander UK Group Holdings PLC , 2 .90% ( SOFR + 148 bps ) , 3/15/32 , Callable 3/15/31 @
100 (c) ........................................................... 39,000 34,338
Sumitomo Mitsui Financial Group, Inc.
2 .47% , 1/14/29 .................................................... 88,000 81,424
2 .22% , 9/17/31 .................................................... 30,000 25,580
5 .77% , 1/13/33 .................................................... 38,000 39,496
The Bank of Nova Scotia
4 .50% , 12/16/25 .................................................... 68,000 67,843
5 .13% ( SOFR + 107 bps ) , 2/14/31 , Callable 2/14/30 @ 100 (c) .................... 70,000 70,617
The Toronto-Dominion Bank , 3 .63% ( USSW5 + 221 bps ) , 9/15/31 , Callable 9/15/26 @ 100 (c) . 65,000 63,660
UBS AG
1 .25% , 6/1/26 ..................................................... 72,000 69,449
5 .65% , 9/11/28 ..................................................... 64,000 66,134
Westpac Banking Corp. , 4 .32% ( USISOA05 + 224 bps ) , 11/23/31 , Callable 11/23/26 @ 100 (c) . 34,000 33,712
2,301,163
Health Care (0.2%):
Royalty Pharma PLC
1 .75% , 9/2/27 , Callable 7/2/27 @ 100 .................................... 58,000 54,134
2 .15% , 9/2/31 , Callable 6/2/31 @ 100 .................................... 43,000 36,035
Smith & Nephew PLC , 2 .03% , 10/14/30 , Callable 7/14/30 @ 100 .................... 40,000 34,467
124,636
Industrials (0.3%):
Aircastle Ltd. , 4 .25% , 6/15/26 , Callable 4/15/26 @ 100 ............................ 68,000 67,428
Pentair Finance SARL
4 .50% , 7/1/29 , Callable 4/1/29 @ 100 .................................... 68,000 66,988
5 .90% , 7/15/32 , Callable 4/15/32 @ 100 .................................. 32,000 32,868
Trane Technologies Financing Ltd. , 5 .25% , 3/3/33 , Callable 12/3/32 @ 100 ............. 32,000 32,583
199,867
Information Technology (0.3%):
NXP BV/NXP Funding LLC/NXP USA, Inc.
4 .30% , 6/18/29 , Callable 3/18/29 @ 100 .................................. 98,000 96,065

Victory Portfolios II
VictoryShares WestEnd Economic Cycle Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Principal Amount . Value
5 .00% , 1/15/33 , Callable 10/15/32 @ 100 ................................. $ 44,000 $ 43,344
139,409
Materials (0.2%):
ArcelorMittal SA
4 .25% , 7/16/29 .................................................... 98,000 95,607
6 .80% , 11/29/32 , Callable 8/29/32 @ 100 .................................. 31,000 33,365
128,972
Total Yankee Dollars (Cost $3,122,054) 3,148,545
U.S. Treasury Obligations (62.5%)
U.S. Treasury Bonds
4 .50% , 2/15/36 .................................................... 1,550,000 1,595,289
4 .25% , 5/15/39 .................................................... 390,000 384,028
2 .50% , 2/15/45 .................................................... 2,475,000 1,783,547
1 .63% , 11/15/50 .................................................... 6,530,000 3,553,748
2 .88% , 5/15/52 .................................................... 3,300,000 2,396,109
4 .25% , 2/15/54 .................................................... 2,580,000 2,431,247
U.S. Treasury Notes
3 .63% , 5/31/28 .................................................... 3,580,000 3,550,633
1 .88% , 2/28/29 .................................................... 5,045,000 4,673,720
3 .75% , 6/30/30 .................................................... 4,175,000 4,128,684
3 .75% , 12/31/30 .................................................... 3,150,000 3,106,934
4 .13% , 3/31/31 .................................................... 1,930,000 1,939,650
2 .88% , 5/15/32 .................................................... 2,320,000 2,146,362
4 .13% , 11/15/32 .................................................... 2,710,000 2,714,234
4 .50% , 11/15/33 .................................................... 1,890,000 1,935,478
4 .00% , 2/15/34 .................................................... 2,615,000 2,579,861
Total U.S. Treasury Obligations (Cost $39,001,976) 38,919,524
Shares
Collateral for Securities Loaned (0.0%)^(e)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .26% (f) ........ 7,692 7,692
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .27% (f) ............ 7,692 7,692
Invesco Government & Agency Portfolio, Institutional Shares , 4 .30% (f) ................ 7,692 7,692
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .27% (f) . 7,692 7,692
Total Collateral for Securities Loaned (Cost $30,768) 30,768
Total Investments (Cost $61,429,314) — 98.8% 61,513,321
Other assets in excess of liabilities — 1.2% 769,314
NET ASSETS - 100.00% $ 62,282,635
At March 31, 2025, the Fund's investments in foreign securities were 5.1% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2025, the fair value of these securities was
$518,340 and amounted to 0.8% of net assets.
(b) All or a portion of this security is on loan.
(c) Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2025.
(d) Securities referencing LIBOR are expected to transition to an alternative reference rate by the security's next scheduled coupon reset date.
(e) Amount represents less than 0.05% of net assets.
(f) Rate disclosed is the daily yield on March 31, 2025.
bps
—
Basis points
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2025.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
LIBOR
—
London Interbank Offered Rate
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of March 31, 2025.

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VictoryShares WestEnd Economic Cycle Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
TSFR3M
—
3 Month Term SOFR, rate disclosed as of March 31, 2025.
US0003M
—
3 Month US Dollar LIBOR, rate disclosed as of March 31, 2025, based on the last reset date of the security.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of March 31, 2025.
USSW5
—
USD 5 Year Swap Rate, rate disclosed as of March 31, 2025.

Schedule of Portfolio Investments
March 31, 2025
Victory Portfolios II
VictoryShares US Value Momentum ETF

(Unaudited)
Security Description Shares . Value
Common Stocks (99.6%)
Communication Services (5.9%):
Alphabet, Inc. , Class A ................................................... 7,126 $ 1,101,965
AT&T, Inc. ........................................................... 59,181 1,673,639
Fox Corp. , Class A ...................................................... 28,626 1,620,231
Meta Platforms, Inc. , Class A .............................................. 1,773 1,021,886
News Corp. , Class A ..................................................... 58,469 1,591,526
Verizon Communications, Inc. .............................................. 38,928 1,765,774
8,775,021
Consumer Discretionary (4.0%):
Carvana Co. (a) ......................................................... 2,393 500,329
Ford Motor Co. ........................................................ 95,945 962,328
General Motors Co. ..................................................... 19,253 905,469
Lennar Corp. , Class A .................................................... 9,099 1,044,383
PulteGroup, Inc. ........................................................ 10,213 1,049,896
Royal Caribbean Cruises Ltd. .............................................. 3,612 742,049
Tapestry, Inc. .......................................................... 10,268 722,970
5,927,424
Consumer Staples (9.0%):
Altria Group, Inc. ....................................................... 31,686 1,901,794
Archer-Daniels-Midland Co. ............................................... 30,557 1,467,042
Casey's General Stores, Inc. ............................................... 2,633 1,142,827
Sprouts Farmers Market, Inc. (a) ............................................ 5,867 895,539
The Kraft Heinz Co. ..................................................... 54,494 1,658,252
The Kroger Co. ........................................................ 23,840 1,613,730
Tyson Foods, Inc. , Class A ................................................ 26,430 1,686,498
U.S. Foods Holding Corp. (a) ............................................... 22,009 1,440,709
Walmart, Inc. .......................................................... 17,076 1,499,102
13,305,493
Energy (3.3%):
Kinder Morgan, Inc. ..................................................... 52,360 1,493,831
Marathon Petroleum Corp. ................................................ 7,439 1,083,788
Targa Resources Corp. ................................................... 6,045 1,211,841
Valero Energy Corp. ..................................................... 8,287 1,094,464
4,883,924
Financials (22.6%):
American Express Co. ................................................... 4,528 1,218,258
American International Group, Inc. .......................................... 18,341 1,594,567
Bank of America Corp. ................................................... 31,382 1,309,571
Berkshire Hathaway, Inc. , Class B (a) ......................................... 3,961 2,109,549
Blackrock, Inc. ........................................................ 1,715 1,623,213
Capital One Financial Corp. ............................................... 5,048 905,106
Citigroup, Inc. ......................................................... 14,436 1,024,812
Citizens Financial Group, Inc. .............................................. 24,080 986,558
Corebridge Financial, Inc. ................................................. 31,917 1,007,620
Equitable Holdings, Inc. .................................................. 20,582 1,072,116
Fifth Third Bancorp ..................................................... 33,036 1,295,011
First Citizens Bancshares, Inc. , Class A ....................................... 450 834,354
Fiserv, Inc. (a) .......................................................... 7,233 1,597,263
Global Payments, Inc. .................................................... 11,137 1,090,535
Interactive Brokers Group, Inc. ............................................. 4,939 817,849
Jefferies Financial Group, Inc. .............................................. 16,214 868,584
M&T Bank Corp. ....................................................... 6,576 1,175,460
Northern Trust Corp. .................................................... 13,144 1,296,656
PayPal Holdings, Inc. (a) .................................................. 13,686 893,012
Raymond James Financial, Inc. ............................................. 8,220 1,141,840
Regions Financial Corp. .................................................. 53,948 1,172,290
Robinhood Markets, Inc. , Class A (a) ......................................... 10,317 429,394
State Street Corp. ....................................................... 14,954 1,338,832
Synchrony Financial ..................................................... 14,592 772,501
The Bank of New York Mellon Corp. ......................................... 18,692 1,567,698
The Goldman Sachs Group, Inc. ............................................ 1,876 1,024,840

Victory Portfolios II
VictoryShares US Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
The PNC Financial Services Group, Inc. ...................................... 7,642 $ 1,343,234
Truist Financial Corp. .................................................... 27,240 1,120,926
Wells Fargo & Co. ...................................................... 13,774 988,835
33,620,484
Health Care (10.7%):
Boston Scientific Corp. (a) ................................................. 18,934 1,910,062
Centene Corp. (a) ....................................................... 17,160 1,041,784
CVS Health Corp. ...................................................... 13,026 882,511
Gilead Sciences, Inc. .................................................... 11,844 1,327,120
HCA Healthcare, Inc. .................................................... 3,993 1,379,781
Intuitive Surgical, Inc. (a) ................................................. 2,137 1,058,392
Labcorp Holdings, Inc. ................................................... 6,192 1,441,126
Medtronic PLC ........................................................ 18,559 1,667,712
Pfizer, Inc. ............................................................ 59,942 1,518,930
Quest Diagnostics, Inc. ................................................... 9,453 1,599,448
Revvity, Inc. .......................................................... 10,362 1,096,300
United Therapeutics Corp. (a) .............................................. 3,356 1,034,554
15,957,720
Industrials (10.5%):
Axon Enterprise, Inc. (a) .................................................. 1,115 586,434
Builders FirstSource, Inc. (a) ............................................... 6,137 766,757
Cummins, Inc. ......................................................... 3,599 1,128,070
Delta Air Lines, Inc. ..................................................... 15,766 687,398
EMCOR Group, Inc. .................................................... 1,998 738,521
FedEx Corp. .......................................................... 3,839 935,871
Howmet Aerospace, Inc. .................................................. 7,195 933,407
Leidos Holdings, Inc. .................................................... 8,537 1,151,983
Owens Corning, Inc. ..................................................... 7,090 1,012,594
RTX Corp. ............................................................ 12,310 1,630,583
Snap-on, Inc. .......................................................... 4,488 1,512,501
SS&C Technologies Holdings, Inc. .......................................... 18,733 1,564,767
United Airlines Holdings, Inc. (a) ............................................ 8,376 578,363
United Rentals, Inc. ..................................................... 1,543 966,998
Westinghouse Air Brake Technologies Corp. .................................... 7,592 1,376,809
15,571,056
Information Technology (11.6%):
AppLovin Corp. , Class A (a) ............................................... 1,318 349,231
Cognizant Technology Solutions Corp. , Class A ................................. 19,428 1,486,242
Corning, Inc. .......................................................... 21,717 994,204
Dell Technologies, Inc. , Class C ............................................ 6,891 628,115
F5, Inc. (a) ............................................................ 3,937 1,048,305
Gen Digital, Inc. ....................................................... 56,514 1,499,882
GoDaddy, Inc. , Class A (a) ................................................. 6,343 1,142,628
Hewlett Packard Enterprise Co. ............................................. 44,680 689,412
HP, Inc. .............................................................. 37,759 1,045,547
Intel Corp. ............................................................ 23,805 540,612
International Business Machines Corp. ........................................ 5,326 1,324,363
Jabil, Inc. ............................................................ 6,141 835,606
Micron Technology, Inc. .................................................. 6,243 542,454
MicroStrategy, Inc. (a) .................................................... 1,681 484,582
NetApp, Inc. .......................................................... 9,816 862,237
ON Semiconductor Corp. (a) ............................................... 14,618 594,806
Palantir Technologies, Inc. , Class A (a) ........................................ 5,846 493,402
Trimble, Inc. (a) ........................................................ 15,657 1,027,882
Twilio, Inc. , Class A (a) ................................................... 5,938 581,390
Zoom Communications, Inc. (a) ............................................. 13,329 983,280
17,154,180
Materials (6.0%):
CF Industries Holdings, Inc. ............................................... 13,409 1,047,913
Corteva, Inc. .......................................................... 23,301 1,466,332
Dow, Inc. ............................................................ 38,428 1,341,906
DuPont de Nemours, Inc. ................................................. 19,450 1,452,526

Victory Portfolios II
VictoryShares US Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
International Paper Co. ................................................... 21,683 $ 1,156,788
Packaging Corp. of America ............................................... 7,510 1,487,130
Steel Dynamics, Inc. ..................................................... 7,259 907,956
8,860,551
Real Estate (9.7%):
Alexandria Real Estate Equities, Inc. ......................................... 13,342 1,234,268
AvalonBay Communities, Inc. .............................................. 8,340 1,789,931
CBRE Group, Inc. , Class A (a) .............................................. 8,532 1,115,815
Kimco Realty Corp. ..................................................... 77,931 1,655,254
Simon Property Group, Inc. ............................................... 8,756 1,454,197
Ventas, Inc. ........................................................... 23,585 1,621,705
VICI Properties, Inc. .................................................... 56,608 1,846,553
Welltower, Inc. ......................................................... 11,338 1,737,095
Weyerhaeuser Co. ...................................................... 48,324 1,414,927
Zillow Group, Inc. , Class C (a) .............................................. 8,265 566,648
14,436,393
Utilities (6.3%):
Ameren Corp. ......................................................... 19,312 1,938,925
Dominion Energy, Inc. ................................................... 27,953 1,567,325
Duke Energy Corp. ...................................................... 17,275 2,107,032
Entergy Corp. ......................................................... 14,421 1,232,851
NiSource, Inc. ......................................................... 52,608 2,109,055
Vistra Corp. ........................................................... 3,446 404,698
9,359,886
Total Common Stocks (Cost $135,419,001) 147,852,132
Total Investments (Cost $135,419,001) — 99.6% 147,852,132
Other assets in excess of liabilities — 0.4% 650,350
NET ASSETS - 100.00% $ 148,502,482
(a) Non-income producing security.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 2 6/20/25 $ 564,998 $ 565,325 $ 327
Total unrealized appreciation $ 327
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 327

Schedule of Portfolio Investments
March 31, 2025
Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF

(Unaudited)
Security Description Shares . Value
Common Stocks (99.4%)
Communication Services (3.5%):
AST SpaceMobile , Inc.(a)(b) .............................................. 48,210 $ 1,096,295
Cargurus , Inc.(a) ....................................................... 75,258 2,192,265
Cinemark Holdings, Inc. .................................................. 117,790 2,931,793
EchoStar Corp., Class A(a) ................................................ 56,374 1,442,047
GCI Liberty, Inc.(a)(c) ................................................... 4,908 49
IAC, Inc.(a) ........................................................... 64,418 2,959,363
Lumen Technologies, Inc.(a) ............................................... 276,903 1,085,460
Sphere Entertainment Co.(a)(b) ............................................. 53,109 1,737,726
TEGNA, Inc. .......................................................... 177,312 3,230,625
Telephone and Data Systems, Inc. ........................................... 71,792 2,781,222
TKO Group Holdings, Inc. ................................................ 24,234 3,703,198
United States Cellular Corp.(a) ............................................. 49,971 3,455,495
Ziff Davis, Inc.(a) ....................................................... 63,595 2,389,900
29,005,438
Consumer Discretionary (12.0%):
ADT, Inc. ............................................................ 357,329 2,908,658
Adtalem Global Education, Inc.(a) ........................................... 29,860 3,005,110
Asbury Automotive Group, Inc.(a) ........................................... 10,436 2,304,686
Atmus Filtration Technologies, Inc. .......................................... 86,911 3,192,241
Boyd Gaming Corp. ..................................................... 56,082 3,691,878
Brinker International, Inc.(a) ............................................... 12,986 1,935,563
Chewy, Inc., Class A(a) .................................................. 56,032 1,821,600
Dick's Sporting Goods, Inc. ................................................ 13,182 2,656,964
Dillard's, Inc., Class A(b) ................................................. 6,317 2,262,307
Dorman Products, Inc.(a) ................................................. 27,139 3,271,335
Duolingo , Inc.(a) ....................................................... 6,665 2,069,749
Frontdoor , Inc.(a) ....................................................... 58,736 2,256,637
G-III Apparel Group Ltd.(a) ............................................... 86,084 2,354,397
Graham Holdings Co., Class B ............................................. 3,392 3,259,237
Group 1 Automotive, Inc. ................................................. 7,269 2,776,395
Hyatt Hotels Corp., Class A ................................................ 24,325 2,979,813
KB Home ............................................................ 47,370 2,753,144
Kohl's Corp.(b) ........................................................ 205,309 1,679,428
Kontoor Brands, Inc. .................................................... 42,637 2,734,311
La-Z-Boy, Inc. ......................................................... 60,733 2,374,053
Levi Strauss & Co., Class A ............................................... 164,979 2,572,023
Life Time Group Holdings, Inc.(a) ........................................... 103,296 3,119,539
Macy's, Inc. ........................................................... 164,304 2,063,658
Mohawk Industries, Inc.(a) ................................................ 20,989 2,396,524
Patrick Industries, Inc. ................................................... 33,729 2,852,124
Perdoceo Education Corp. ................................................. 123,893 3,119,626
Phinia , Inc. ........................................................... 60,398 2,562,687
Ralph Lauren Corp. ..................................................... 12,109 2,672,941
Rush Street Interactive, Inc.(a) ............................................. 172,087 1,844,773
Sonic Automotive, Inc., Class A ............................................ 43,501 2,477,817
Stride, Inc.(a) .......................................................... 13,866 1,754,049
Taylor Morrison Home Corp.(a) ............................................ 51,641 3,100,526
The Cheesecake Factory, Inc.(b) ............................................ 53,399 2,598,395
The Goodyear Tire & Rubber Co.(a) ......................................... 211,337 1,952,754
Tri Pointe Homes, Inc.(a) ................................................. 96,965 3,095,123
Under Armour , Inc., Class A(a) ............................................. 254,148 1,588,425
Victoria's Secret & Co.(a) ................................................. 69,249 1,286,646
Warby Parker, Inc., Class A(a) .............................................. 87,502 1,595,162
Winnebago Industries, Inc. ................................................ 65,444 2,255,200
97,195,498
Consumer Staples (4.1%):
Cal-Maine Foods, Inc. ................................................... 34,052 3,095,327
Coca-Cola Consolidated, Inc. .............................................. 2,531 3,416,850
Ingredion, Inc. ......................................................... 30,198 4,083,072
Molson Coors Beverage Co., Class B ......................................... 65,288 3,974,080
Post Holdings, Inc.(a) .................................................... 50,797 5,910,739

Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
Spectrum Brands Holdings, Inc. ............................................ 50,705 $ 3,627,943
The Andersons, Inc. ..................................................... 63,743 2,736,487
United Natural Foods, Inc.(a) .............................................. 53,623 1,468,734
Universal Corp. ........................................................ 85,086 4,769,070
33,082,302
Energy (5.9%):
Antero Resources Corp.(a) ................................................ 70,396 2,846,814
Civitas Resources, Inc. ................................................... 66,960 2,336,234
CNX Resources Corp.(a) ................................................. 102,407 3,223,772
Comstock Resources, Inc.(a) ............................................... 105,084 2,137,408
Crescent Energy Co., Class A .............................................. 214,544 2,411,475
DT Midstream, Inc. ..................................................... 38,639 3,727,891
Gulfport Energy Corp.(a) ................................................. 19,025 3,503,263
International Seaways, Inc. ................................................ 84,408 2,802,346
Kinetik Holdings, Inc. ................................................... 54,948 2,853,999
Kodiak Gas Services, Inc. ................................................. 57,487 2,144,265
Ovintiv , Inc. .......................................................... 71,937 3,078,904
PBF Energy, Inc., Class A ................................................. 108,674 2,074,587
Peabody Energy Corp. ................................................... 180,583 2,446,900
Select Water Solutions, Inc. ................................................ 182,942 1,920,891
SM Energy Co. ........................................................ 76,085 2,278,746
Viper Energy, Inc. ...................................................... 68,961 3,113,589
Vital Energy, Inc.(a) ..................................................... 81,412 1,727,563
World Kinect Corp. ..................................................... 109,003 3,091,325
47,719,972
Financials (13.3%):
Affiliated Managers Group, Inc. ............................................ 22,952 3,856,625
Associated Banc-Corp. ................................................... 120,090 2,705,628
Assured Guaranty Ltd. ................................................... 47,827 4,213,559
Axis Capital Holdings Ltd. ................................................ 49,078 4,919,579
Bread Financial Holdings, Inc. ............................................. 40,740 2,040,259
Brighthouse Financial, Inc. (a) .............................................. 47,034 2,727,502
CNO Financial Group, Inc. ................................................ 87,003 3,623,675
Dynex Capital, Inc. ..................................................... 477,496 6,216,998
Enova International, Inc.(a) ................................................ 29,019 2,802,075
First Horizon Corp. ..................................................... 139,370 2,706,565
Genworth Financial, Inc.(a) ................................................ 589,528 4,179,753
Invesco Ltd. ........................................................... 198,931 3,017,783
Jackson Financial, Inc., Class A ............................................. 25,574 2,142,590
LendingClub Corp.(a) .................................................... 148,519 1,532,716
Lincoln National Corp. ................................................... 76,511 2,747,510
Main Street Capital Corp.(b) ............................................... 109,714 6,205,424
MGIC Investment Corp. .................................................. 183,063 4,536,301
Mr. Cooper Group, Inc.(a) ................................................. 33,975 4,063,410
Navient Corp. ......................................................... 220,638 2,786,658
NCR Atleos Corp.(a) .................................................... 96,240 2,538,811
Old Republic International Corp. ............................................ 140,365 5,505,115
Payoneer Global, Inc.(a) .................................................. 241,805 1,767,594
Rithm Capital Corp. ..................................................... 451,752 5,172,560
Sezzle , Inc.(a) ......................................................... 26,220 914,816
Simmons First National Corp., Class A ....................................... 162,469 3,335,489
Stifel Financial Corp. .................................................... 33,540 3,161,480
StoneX Group, Inc.(a) ................................................... 44,273 3,381,572
Unum Group .......................................................... 55,087 4,487,387
Valley National Bancorp .................................................. 280,588 2,494,427
Veritex Holdings, Inc. .................................................... 111,343 2,780,235
Victory Capital Holdings, Inc., Class A(d) ..................................... 46,554 2,694,080
Virtu Financial, Inc., Class A ............................................... 77,898 2,969,472
108,227,648
Health Care (19.3%):
AdaptHealth Corp.(a) .................................................... 154,256 1,672,135
Addus HomeCare Corp.(a) ................................................ 37,911 3,749,019
ADMA Biologics, Inc.(a) ................................................. 93,808 1,861,151

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
Akero Therapeutics, Inc.(a) ................................................ 26,608 $ 1,077,092
Alignment Healthcare, Inc.(a) .............................................. 100,970 1,880,061
Amneal Pharmaceuticals, Inc.(a) ............................................ 344,946 2,890,647
AtriCure , Inc.(a) ....................................................... 51,534 1,662,487
Bio-Rad Laboratories, Inc., Class A(a) ........................................ 10,847 2,641,895
BrightSpring Health Services, Inc.(a)(b) ....................................... 127,003 2,297,484
CareDx , Inc.(a) ........................................................ 68,610 1,217,827
Catalyst Pharmaceuticals, Inc.(a) ............................................ 111,414 2,701,790
Clover Health Investments Corp.(a) .......................................... 329,215 1,181,882
Corcept Therapeutics, Inc.(a) .............................................. 35,696 4,077,197
DaVita, Inc.(a) ......................................................... 22,727 3,476,549
Doximity , Inc., Class A(a) ................................................. 18,539 1,075,818
Elanco Animal Health, Inc.(a) .............................................. 212,201 2,228,111
Encompass Health Corp. .................................................. 48,949 4,957,555
Enovis Corp.(a) ........................................................ 80,271 3,067,155
Envista Holdings Corp.(a) ................................................. 132,707 2,290,523
Exelixis , Inc.(a) ........................................................ 74,235 2,740,756
Fortrea Holdings, Inc.(a) .................................................. 112,112 846,446
GeneDx Holdings Corp.(a) ................................................ 12,708 1,125,484
Glaukos Corp.(a) ....................................................... 21,288 2,095,165
Globus Medical, Inc.(a) .................................................. 51,694 3,784,001
Halozyme Therapeutics, Inc.(a) ............................................. 42,933 2,739,555
Harmony Biosciences Holdings, Inc.(a) ....................................... 61,074 2,027,046
HealthEquity , Inc.(a) .................................................... 27,369 2,418,599
Hims & Hers Health, Inc.(a) ............................................... 28,986 856,536
ICU Medical, Inc.(a) .................................................... 16,722 2,322,017
Incyte Corp.(a) ......................................................... 42,282 2,560,175
Innoviva , Inc.(a) ....................................................... 335,789 6,087,855
Insmed , Inc.(a) ......................................................... 31,893 2,433,117
Integer Holdings Corp.(a) ................................................. 32,493 3,834,499
Integra LifeSciences Holdings Corp.(a) ....................................... 81,870 1,800,321
Janux Therapeutics, Inc.(a) ................................................ 39,738 1,072,926
Jazz Pharmaceuticals PLC(a) .............................................. 26,281 3,262,786
LeMaitre Vascular, Inc. ................................................... 36,366 3,051,107
LifeStance Health Group, Inc.(a) ............................................ 356,823 2,376,441
Ligand Pharmaceuticals, Inc.(a) ............................................. 21,399 2,249,891
Masimo Corp.(a) ....................................................... 13,746 2,290,084
Merit Medical Systems, Inc.(a) ............................................. 48,130 5,087,822
Omnicell , Inc.(a) ....................................................... 40,699 1,422,837
Organon & Co. ........................................................ 184,199 2,742,723
Owens & Minor, Inc.(a) .................................................. 136,428 1,231,945
Pacira BioSciences , Inc.(a) ................................................ 55,730 1,384,890
Perrigo Co. PLC ....................................................... 98,690 2,767,268
Premier, Inc., Class A .................................................... 178,096 3,433,691
Prestige Consumer Healthcare, Inc.(a) ........................................ 44,897 3,859,795
Protagonist Therapeutics, Inc.(a) ............................................ 64,852 3,136,243
QuidelOrtho Corp.(a) .................................................... 55,570 1,943,283
RadNet , Inc.(a) ........................................................ 41,499 2,063,330
Scholar Rock Holding Corp.(a) ............................................. 33,668 1,082,426
Select Medical Holdings Corp. ............................................. 154,297 2,576,760
Solventum Corp.(a) ..................................................... 43,329 3,294,737
Supernus Pharmaceuticals, Inc.(a) ........................................... 84,899 2,780,442
Tarsus Pharmaceuticals, Inc.(a) ............................................. 40,326 2,071,547
Tenet Healthcare Corp.(a) ................................................. 20,550 2,763,975
TG Therapeutics, Inc.(a) .................................................. 55,227 2,177,601
The Ensign Group, Inc. ................................................... 30,913 4,000,142
Universal Health Services, Inc., Class B ....................................... 18,856 3,543,042
Veracyte , Inc.(a) ........................................................ 50,913 1,509,570
Viatris , Inc. ........................................................... 325,466 2,834,809
Vir Biotechnology, Inc.(a) ................................................. 155,779 1,009,448
156,699,511
Industrials (15.1%):
ABM Industries, Inc. .................................................... 74,238 3,515,912
Air Lease Corp. ........................................................ 66,820 3,228,074

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
Alaska Air Group, Inc.(a) ................................................. 38,334 $ 1,886,799
Allegiant Travel Co. ..................................................... 24,105 1,245,023
Allison Transmission Holdings, Inc. ......................................... 33,643 3,218,626
American Woodmark Corp.(a) .............................................. 40,831 2,402,088
Argan , Inc. ........................................................... 12,685 1,663,891
Armstrong World Industries, Inc. ............................................ 29,069 4,095,241
Atkore , Inc. ........................................................... 33,738 2,023,943
Avis Budget Group, Inc.(a)(b) .............................................. 24,279 1,842,776
Boise Cascade Co. ...................................................... 25,988 2,549,163
Concentrix Corp. ....................................................... 49,800 2,770,872
CoreCivic , Inc.(a) ...................................................... 86,598 1,757,073
Curtiss-Wright Corp. .................................................... 10,224 3,243,768
Dun & Bradstreet Holdings, Inc. ............................................ 329,247 2,943,468
DXP Enterprises, Inc.(a) .................................................. 24,293 1,998,342
ExlService Holdings, Inc.(a) ............................................... 89,323 4,216,939
Granite Construction, Inc. ................................................. 51,593 3,890,112
Herc Holdings, Inc. ..................................................... 14,549 1,953,494
Hertz Global Holdings, Inc.(a)(b) ........................................... 322,108 1,269,106
IES Holdings, Inc.(a) .................................................... 7,942 1,311,304
Innodata, Inc.(a) ........................................................ 24,791 889,997
Interface, Inc. ......................................................... 98,151 1,947,316
Intuitive Machines, Inc.(a) ................................................ 89,642 667,833
Kirby Corp.(a) ......................................................... 33,695 3,403,532
Knight-Swift Transportation Holdings, Inc. .................................... 69,713 3,031,818
Korn Ferry ........................................................... 52,101 3,534,011
Leonardo DRS, Inc. ..................................................... 82,769 2,721,445
MasTec , Inc.(a) ........................................................ 18,877 2,203,135
Masterbrand, Inc.(a) ..................................................... 190,873 2,492,801
Matson, Inc. .......................................................... 21,612 2,770,010
MDU Resources Group, Inc. ............................................... 215,829 3,649,668
Mueller Industries, Inc. ................................................... 36,023 2,742,791
Primoris Services Corp. .................................................. 29,480 1,692,447
Resideo Technologies, Inc.(a) .............................................. 153,134 2,710,472
REV Group, Inc. ....................................................... 73,185 2,312,646
Rocket Lab USA, Inc.(a) ................................................. 63,786 1,140,494
Rush Enterprises, Inc., Class A ............................................. 52,825 2,821,383
Ryder System, Inc. ...................................................... 23,380 3,362,278
Schneider National, Inc., Class B ............................................ 153,836 3,515,153
SkyWest, Inc.(a) ........................................................ 28,946 2,529,012
Sterling Infrastructure, Inc. (a) .............................................. 13,278 1,503,202
The GEO Group, Inc.(a) .................................................. 53,722 1,569,220
The Greenbrier Cos., Inc. ................................................. 49,369 2,528,680
Trinity Industries, Inc. ................................................... 94,759 2,658,938
Tutor Perini Corp.(a) .................................................... 48,408 1,122,097
U-Haul Holding Co. ..................................................... 65,190 3,857,944
UL Solutions, Inc., Class A ................................................ 74,300 4,190,520
Vestis Corp. ........................................................... 209,455 2,073,605
122,668,462
Information Technology (7.8%):
A10 Networks, Inc. ..................................................... 190,443 3,111,839
ACI Worldwide, Inc.(a) .................................................. 57,466 3,143,965
Alpha & Omega Semiconductor Ltd.(a) ....................................... 43,163 1,073,032
Amkor Technology, Inc. .................................................. 97,658 1,763,703
Arrow Electronics, Inc.(a) ................................................. 34,790 3,612,246
AvePoint , Inc.(a) ....................................................... 176,855 2,553,786
Avnet, Inc. ............................................................ 82,367 3,961,029
Benchmark Electronics, Inc. ............................................... 64,341 2,446,888
Coherent Corp.(a) ...................................................... 23,039 1,496,153
Credo Technology Group Holding Ltd.(a) ..................................... 23,686 951,230
Dave, Inc.(a) .......................................................... 12,984 1,073,257
DXC Technology Co.(a) .................................................. 159,804 2,724,658
ePlus , Inc.(a) .......................................................... 39,453 2,407,817
Intapp , Inc.(a) ......................................................... 36,473 2,129,294
IonQ , Inc.(a) .......................................................... 53,194 1,173,992

Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
NetScout Systems, Inc.(a) ................................................. 126,176 $ 2,650,958
Pegasystems , Inc. ....................................................... 29,169 2,027,829
Photronics , Inc.(a) ...................................................... 123,294 2,559,583
Plexus Corp.(a) ........................................................ 22,846 2,927,258
Q2 Holdings, Inc.(a) ..................................................... 30,755 2,460,707
Quantum Computing, Inc.(a)(b) ............................................. 215,496 1,723,968
Rigetti Computing, Inc.(a)(b) .............................................. 154,490 1,223,561
Sanmina Corp.(a) ....................................................... 37,362 2,846,237
SoundHound AI, Inc., Class A(a)(b) .......................................... 120,793 980,839
TD SYNNEX Corp. ..................................................... 27,081 2,815,341
TTM Technologies, Inc.(a) ................................................ 105,729 2,168,502
Vertex, Inc., Class A(a) ................................................... 73,234 2,563,922
Vishay Intertechnology , Inc. ............................................... 159,476 2,535,668
63,107,262
Materials (3.3%):
Alpha Metallurgical Resources, Inc.(a) ........................................ 14,907 1,867,102
Carpenter Technology Corp. ............................................... 11,396 2,064,727
Cleveland-Cliffs, Inc.(a) .................................................. 170,959 1,405,283
Commercial Metals Co. .................................................. 61,653 2,836,655
Eastman Chemical Co. ................................................... 43,313 3,816,308
Greif, Inc., Class A ...................................................... 64,099 3,524,804
Louisiana-Pacific Corp. .................................................. 32,570 2,995,789
O-I Glass, Inc.(a) ....................................................... 206,645 2,370,218
Sylvamo Corp. ......................................................... 38,390 2,574,817
The Mosaic Co. ........................................................ 121,610 3,284,686
26,740,389
Real Estate (10.1%):
Acadia Realty Trust ..................................................... 216,496 4,535,591
Agree Realty Corp. ..................................................... 84,001 6,484,037
Apple Hospitality REIT, Inc. ............................................... 311,346 4,019,477
COPT Defense Properties ................................................. 203,538 5,550,481
Cousins Properties, Inc. .................................................. 140,873 4,155,754
DiamondRock Hospitality Co. .............................................. 511,232 3,946,711
Douglas Emmett, Inc. .................................................... 196,114 3,137,824
Highwoods Properties, Inc. ................................................ 148,322 4,396,264
JBG SMITH Properties(b) ................................................ 239,466 3,857,797
Jones Lang LaSalle, Inc.(a) ................................................ 11,969 2,967,235
Kilroy Realty Corp. ..................................................... 88,912 2,912,757
Medical Properties Trust, Inc.(b) ............................................ 319,722 1,927,924
Newmark Group, Inc., Class A ............................................. 211,361 2,572,263
Park Hotels & Resorts, Inc. ................................................ 298,653 3,189,614
Pebblebrook Hotel Trust .................................................. 249,893 2,531,416
RLJ Lodging Trust ...................................................... 451,959 3,565,957
Sabra Health Care REIT, Inc. .............................................. 256,560 4,482,103
Sila Realty Trust, Inc. .................................................... 118,657 3,169,328
SL Green Realty Corp. ................................................... 48,955 2,824,704
Sunstone Hotel Investors, Inc. .............................................. 371,059 3,491,665
The Macerich Co. ...................................................... 181,036 3,108,388
Vornado Realty Trust .................................................... 68,843 2,546,503
Xenia Hotels & Resorts, Inc. ............................................... 271,104 3,188,183
82,561,976
Utilities (5.0%):
Black Hills Corp. ....................................................... 92,004 5,580,043
Clearway Energy, Inc., Class C ............................................. 124,680 3,774,064
Evergy , Inc. ........................................................... 110,803 7,639,867
National Fuel Gas Co. ................................................... 72,170 5,715,142
Oklo , Inc.(a)(b) ........................................................ 39,143 846,663
ONE Gas, Inc. ......................................................... 68,648 5,189,102
Pinnacle West Capital Corp. ............................................... 67,063 6,387,751
Talen Energy Corp.(a) ................................................... 8,363 1,669,840

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VictoryShares US Small Mid Cap Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Affiliated Holdings
Security Description Shares . Value
UGI Corp. ............................................................ 107,997 $ 3,571,461
40,373,933
Total Common Stocks (Cost $838,441,332) 807,382,391
Collateral for Securities Loaned (2.7%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.26%(e) ........ 5,425,000 5,425,000
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.27%(e) ............ 5,425,000 5,425,000
Invesco Government & Agency Portfolio, Institutional Shares, 4.30%(e) ............... 5,425,000 5,425,000
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.27%(e) . 5,425,000 5,425,000
Total Collateral for Securities Loaned (Cost $21,700,000) 21,700,000
Total Investments (Cost $860,141,332) — 102.1% 829,082,391
Liabilities in excess of other assets — (2.1)% (17,334,149)
NET ASSETS - 100.00% $ 811,748,242
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Security was fair valued using significant unobservable inputs as of March 31, 2025.
(d) Affiliated security.
(e) Rate disclosed is the daily yield on March 31, 2025.
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini Russell 2000 Index Futures ...... 33 6/20/25 $ 3,434,114 $ 3,344,715 $ (89,399)
Total unrealized appreciation $ —
Total unrealized depreciation (89,399)
Total net unrealized appreciation (depreciation) $ (89,399)
Fair Value
6/30/2024
Purchases
at Cost
Proceeds
from Sales
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
3/31/2025 Shares
Dividend
Income
Capital Gain
Distribution
Victory Capital Holdings,
Inc., Class A ....... $ 867,875 $ 3,195,653 $ (1,631,444) $ 343,954 $ (81,958) $ 2,694,080 46,554 $ 17,170 $ —

Schedule of Portfolio Investments
March 31, 2025
Victory Portfolios II
VictoryShares International Value Momentum ETF

(Unaudited)
Security Description Shares Value
Common Stocks (98.7%)
Australia (2.4%):
Consumer Discretionary (0.5%):
Aristocrat Leisure Ltd. ................................................... 28,443 $ 1,139,838
Financials (0.6%):
Westpac Banking Corp. .................................................. 73,208 1,443,790
Health Care (0.3%):
Pro Medicus Ltd. ....................................................... 4,741 591,718
Industrials (0.5%):
Qantas Airways Ltd. ..................................................... 199,559 1,128,213
Materials (0.5%):
Rio Tinto Ltd. ......................................................... 17,516 1,263,719
5,567,278
Austria (2.2%):
Energy (0.8%):
OMV AG ............................................................ 36,875 1,893,786
Financials (1.4%):
BAWAG Group AG (a) ................................................... 12,693 1,303,746
Erste Group Bank AG .................................................... 17,951 1,236,715
Raiffeisen Bank International AG ........................................... 33,895 869,272
3,409,733
5,303,519
Belgium (1.4%):
Financials (0.9%):
Ageas SA ............................................................ 36,598 2,190,182
Health Care (0.5%):
UCB SA ............................................................. 6,598 1,161,017
3,351,199
Canada (11.8%):
Consumer Discretionary (0.6%):
Gildan Activewear, Inc. .................................................. 34,720 1,535,122
Consumer Staples (1.7%):
George Weston Ltd. ..................................................... 11,390 1,941,976
Loblaw Cos. Ltd. ....................................................... 14,631 2,050,516
3,992,492
Energy (1.8%):
Enbridge, Inc. ......................................................... 51,889 2,296,762
TC Energy Corp. ....................................................... 39,641 1,872,265
4,169,027
Financials (3.7%):
Canadian Imperial Bank of Commerce ........................................ 31,562 1,775,623
Fairfax Financial Holdings Ltd. ............................................. 973 1,406,410
IGM Financial, Inc. (b) ................................................... 57,044 1,754,651
Manulife Financial Corp. ................................................. 48,937 1,525,009
Royal Bank of Canada ................................................... 19,501 2,196,895
8,658,588
Industrials (1.7%):
Element Fleet Management Corp. ........................................... 85,584 1,701,687
Waste Connections, Inc. .................................................. 11,528 2,247,195
3,948,882
Information Technology (0.1%):
Celestica, Inc. (c) ....................................................... 4,147 327,172
Materials (1.4%):
Agnico Eagle Mines Ltd. ................................................. 11,249 1,218,870
Alamos Gold, Inc. ...................................................... 43,214 1,154,756

Victory Portfolios II
VictoryShares International Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares Value
Kinross Gold Corp. ..................................................... 72,029 $ 907,558
3,281,184
Utilities (0.8%):
Emera, Inc. ........................................................... 46,459 1,956,967
27,869,434
China (0.3%):
Industrials (0.3%):
Yangzijiang Shipbuilding Holdings Ltd. ....................................... 381,000 672,253
Denmark (0.3%):
Industrials (0.3%):
AP Moller - Maersk A/S , Class B (b) ......................................... 436 757,434
France (7.2%):
Consumer Discretionary (0.4%):
Renault SA ........................................................... 21,119 1,062,914
Consumer Staples (0.6%):
Carrefour SA (b) ........................................................ 101,655 1,452,999
Financials (1.2%):
Credit Agricole SA ...................................................... 98,395 1,784,600
Societe Generale SA ..................................................... 22,896 1,024,614
2,809,214
Health Care (0.6%):
EssilorLuxottica SA (c) ................................................... 4,955 1,421,837
Industrials (2.0%):
Bouygues SA .......................................................... 50,677 1,994,972
Cie de Saint-Gobain SA .................................................. 12,215 1,211,066
Eiffage SA ............................................................ 13,979 1,620,984
4,827,022
Real Estate (1.5%):
Klepierre SA .......................................................... 61,872 2,068,420
Unibail-Rodamco-Westfield ............................................... 16,331 1,375,484
3,443,904
Utilities (0.9%):
Engie SA ............................................................. 108,745 2,120,463
17,138,353
Germany (9.6%):
Communication Services (0.9%):
Deutsche Telekom AG ................................................... 57,011 2,109,327
Consumer Discretionary (1.4%):
Bayerische Motoren Werke AG ............................................. 11,771 937,709
Mercedes-Benz Group AG ................................................ 19,501 1,142,566
Volkswagen AG , Preference Shares .......................................... 12,253 1,239,475
3,319,750
Consumer Staples (0.8%):
Henkel AG & Co. KGaA , Preference Shares .................................... 25,836 2,052,578
Financials (0.9%):
Commerzbank AG ...................................................... 44,140 1,000,774
Deutsche Bank AG , Registered Shares ........................................ 51,020 1,203,651
2,204,425
Health Care (2.1%):
Bayer AG , Registered Shares .............................................. 37,671 898,907
Fresenius Medical Care AG ............................................... 24,593 1,213,563
Fresenius SE & Co. KGaA (c) .............................................. 37,322 1,588,677
Merck KGaA .......................................................... 9,453 1,293,923
4,995,070
Industrials (2.3%):
Deutsche Lufthansa AG , Registered Shares .................................... 151,391 1,096,026

Victory Portfolios II
VictoryShares International Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares Value
GEA Group AG ........................................................ 31,940 $ 1,930,421
MTU Aero Engines AG .................................................. 3,657 1,266,447
Rheinmetall AG ........................................................ 763 1,088,114
5,381,008
Information Technology (0.6%):
SAP SE .............................................................. 5,243 1,385,435
Materials (0.6%):
Heidelberg Materials AG ................................................. 7,911 1,347,581
22,795,174
Hong Kong (5.0%):
Consumer Discretionary (0.3%):
Geely Automobile Holdings Ltd. ............................................ 272,000 581,669
Consumer Staples (0.5%):
WH Group Ltd. (a) ...................................................... 1,220,671 1,120,083
Industrials (1.0%):
CK Hutchison Holdings Ltd. ............................................... 280,169 1,575,258
Orient Overseas International Ltd. ........................................... 58,500 866,839
2,442,097
Real Estate (3.2%):
China Overseas Land & Investment Ltd. , Class H ................................ 342,000 610,934
CK Asset Holdings Ltd. .................................................. 285,993 1,155,925
Henderson Land Development Co. Ltd. ....................................... 381,571 1,095,989
Hongkong Land Holdings Ltd. ............................................. 225,000 972,000
Sino Land Co. Ltd. (c) .................................................... 1,409,131 1,410,725
Sun Hung Kai Properties Ltd. .............................................. 121,809 1,156,850
Swire Pacific Ltd. , Class A ................................................ 140,678 1,240,234
7,642,657
11,786,506
Israel (3.0%):
Financials (1.9%):
Bank Hapoalim BM ..................................................... 122,698 1,654,830
Bank Leumi Le-Israel BM ................................................ 115,671 1,551,958
Israel Discount Bank Ltd. , Class A ........................................... 185,968 1,288,133
4,494,921
Industrials (0.7%):
Elbit Systems Ltd. ...................................................... 4,541 1,742,682
Materials (0.4%):
ICL Group Ltd. ........................................................ 159,541 897,558
7,135,161
Italy (7.3%):
Energy (0.8%):
Eni SpA ............................................................. 125,876 1,945,913
Financials (4.8%):
Banca Mediolanum SpA .................................................. 112,644 1,811,024
Banca Monte dei Paschi di Siena SpA (b) ...................................... 113,523 896,254
BPER Banca SPA ....................................................... 122,745 956,851
Generali ............................................................. 53,169 1,861,404
Intesa Sanpaolo SpA ..................................................... 289,530 1,481,928
Poste Italiane SpA (a) .................................................... 113,422 2,014,838
UniCredit SpA ......................................................... 20,417 1,137,515
Unipol Assicurazioni SpA ................................................. 81,172 1,291,871
11,451,685
Industrials (0.5%):
Leonardo SpA ......................................................... 23,561 1,142,004
Materials (0.5%):
Buzzi SpA ............................................................ 25,376 1,213,241

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VictoryShares International Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares Value
Utilities (0.7%):
A2A SpA ............................................................. 688,172 $ 1,655,512
17,408,355
Japan (12.2%):
Communication Services (0.5%):
LY Corp. ............................................................. 335,900 1,134,001
Consumer Discretionary (1.7%):
Asics Corp. ........................................................... 29,800 624,932
Honda Motor Co. Ltd. ................................................... 76,700 686,602
Isuzu Motors Ltd. ....................................................... 73,400 986,938
Nissan Motor Co. Ltd. ................................................... 184,300 465,389
Subaru Corp. .......................................................... 37,900 668,437
Sumitomo Electric Industries Ltd. ........................................... 40,500 665,953
4,098,251
Energy (1.2%):
ENEOS Holdings, Inc. ................................................... 164,700 859,137
Idemitsu Kosan Co. Ltd. .................................................. 154,500 1,084,807
Inpex Corp. ........................................................... 71,600 982,310
2,926,254
Financials (0.4%):
Japan Post Holdings Co. Ltd. .............................................. 83,900 835,252
Health Care (1.3%):
Otsuka Holdings Co. Ltd. ................................................. 24,200 1,251,067
Takeda Pharmaceutical Co. Ltd. ............................................ 58,900 1,733,185
2,984,252
Industrials (2.4%):
Fujikura Ltd. .......................................................... 10,800 388,734
IHI Corp. ............................................................. 9,100 626,205
Kawasaki Kisen Kaisha Ltd. (b) ............................................. 43,000 580,186
Mitsubishi Heavy Industries Ltd. ............................................ 42,500 715,843
Mitsui OSK Lines Ltd. (b) ................................................. 22,700 785,275
Nippon Yusen KK ...................................................... 23,000 754,704
Obayashi Corp. ........................................................ 67,200 889,010
Sanwa Holdings Corp. ................................................... 29,300 931,731
5,671,688
Information Technology (1.7%):
Canon, Inc. ........................................................... 31,300 969,451
FUJIFILM Holdings Corp. ................................................ 42,900 813,690
Kyocera Corp. ......................................................... 83,000 927,295
NEC Corp. ........................................................... 34,500 723,495
NTT Data Group Corp. ................................................... 38,200 683,025
4,116,956
Materials (1.8%):
JFE Holdings, Inc. (b) .................................................... 104,300 1,272,367
Mitsubishi Chemical Group Corp. ........................................... 184,500 906,691
Nippon Steel Corp. ...................................................... 59,500 1,267,603
Toray Industries, Inc. .................................................... 124,300 842,094
4,288,755
Utilities (1.2%):
Chubu Electric Power Co., Inc. ............................................. 112,400 1,216,411
The Kansai Electric Power Co., Inc. .......................................... 62,900 743,417
Tokyo Gas Co. Ltd. ..................................................... 30,400 965,495
2,925,323
28,980,732
Luxembourg (0.4%):
Materials (0.4%):
ArcelorMittal SA ....................................................... 34,250 980,211

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VictoryShares International Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares Value
Netherlands (2.8%):
Consumer Discretionary (0.5%):
Prosus NV (c) .......................................................... 24,469 $ 1,126,357
Consumer Staples (0.8%):
Koninklijke Ahold Delhaize NV ............................................ 50,650 1,892,598
Financials (1.5%):
ABN AMRO Bank NV , Class CV (a) ......................................... 66,972 1,401,857
NN Group NV ......................................................... 38,066 2,110,525
3,512,382
6,531,337
Norway (2.4%):
Consumer Staples (0.9%):
Orkla ASA ............................................................ 187,029 2,050,827
Energy (1.0%):
Equinor ASA .......................................................... 49,363 1,308,131
Var Energi ASA ........................................................ 356,407 1,149,383
2,457,514
Industrials (0.5%):
Kongsberg Gruppen ASA ................................................. 7,250 1,058,369
5,566,710
Portugal (0.5%):
Financials (0.5%):
Banco Comercial Portugues SA , Class R ...................................... 1,863,119 1,122,424
Singapore (2.0%):
Consumer Staples (0.7%):
Wilmar International Ltd. ................................................. 635,300 1,584,466
Financials (0.6%):
DBS Group Holdings Ltd. ................................................. 45,500 1,574,140
Industrials (0.7%):
Singapore Airlines Ltd. ................................................... 328,900 1,662,620
4,821,226
South Korea (7.3%):
Communication Services (1.0%):
KT Corp. ............................................................. 29,128 981,287
SK Telecom Co. Ltd. .................................................... 38,217 1,440,633
2,421,920
Consumer Discretionary (1.1%):
Hyundai Mobis Co. Ltd. .................................................. 5,676 1,004,278
Hyundai Motor Co. ..................................................... 6,101 817,168
Kia Corp. ............................................................ 13,450 843,194
2,664,640
Financials (2.7%):
Hana Financial Group, Inc. ................................................ 21,490 869,934
Industrial Bank of Korea .................................................. 141,128 1,363,065
KB Financial Group, Inc. ................................................. 13,589 729,152
Meritz Financial Group, Inc. ............................................... 11,718 970,995
Samsung Life Insurance Co. Ltd. ............................................ 11,833 666,274
Shinhan Financial Group Co. Ltd. ........................................... 25,679 820,619
Woori Financial Group, Inc. ............................................... 85,394 957,007
6,377,046
Health Care (0.2%):
Alteogen, Inc. (c) ....................................................... 1,575 380,833
Industrials (1.9%):
Hanwha Aerospace Co. Ltd. ............................................... 1,132 482,078
HD Hyundai Electric Co. Ltd. .............................................. 1,931 382,974
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. .......................... 3,964 541,170
HMM Co. Ltd. ......................................................... 55,876 742,331

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VictoryShares International Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares Value
Hyundai Glovis Co. Ltd. .................................................. 7,907 $ 603,645
LG Corp. ............................................................. 22,093 969,373
SK, Inc. .............................................................. 8,979 790,381
4,511,952
Information Technology (0.2%):
SK Hynix, Inc. ......................................................... 4,133 535,328
Materials (0.2%):
Korea Zinc Co. Ltd. ..................................................... 712 376,239
17,267,958
Spain (5.7%):
Communication Services (0.8%):
Telefonica SA ......................................................... 410,030 1,930,231
Energy (0.7%):
Repsol SA ............................................................ 118,531 1,576,312
Financials (1.0%):
Banco Santander SA ..................................................... 166,923 1,118,235
CaixaBank SA ......................................................... 165,877 1,286,627
2,404,862
Industrials (1.5%):
ACS Actividades de Construccion y Servicios SA (c) .............................. 28,412 1,620,427
Aena SME SA (a) ....................................................... 8,179 1,915,419
3,535,846
Utilities (1.7%):
Endesa SA ............................................................ 73,375 1,943,656
Iberdrola SA .......................................................... 132,503 2,140,334
4,083,990
13,531,241
Sweden (2.4%):
Communication Services (0.8%):
Tele2 AB , B Shares ..................................................... 145,253 1,959,518
Financials (1.6%):
Industrivarden AB , Class C (b) .............................................. 50,480 1,845,794
Investor AB , Class B .................................................... 62,098 1,843,862
3,689,656
5,649,174
Switzerland (2.9%):
Industrials (0.8%):
Schindler Holding AG , Class PC ............................................ 6,167 1,922,961
Information Technology (0.3%):
STMicroelectronics NV .................................................. 30,865 667,423
Materials (0.6%):
Holcim AG ........................................................... 13,284 1,419,263
Real Estate (1.2%):
Swiss Prime Site AG , Registered Shares ....................................... 22,683 2,785,047
6,794,694
United Kingdom (9.6%):
Communication Services (1.1%):
BT Group PLC ........................................................ 592,141 1,268,344
Vodafone Group PLC .................................................... 1,501,098 1,413,295
2,681,639
Consumer Discretionary (0.8%):
Pearson PLC .......................................................... 122,423 1,925,780
Consumer Staples (3.3%):
British American Tobacco PLC ............................................. 38,663 1,588,884
Imperial Brands PLC .................................................... 56,980 2,108,353
J Sainsbury PLC ....................................................... 423,042 1,285,042

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares Value
Marks & Spencer Group PLC .............................................. 248,374 $ 1,140,360
Tesco PLC ............................................................ 410,573 1,762,045
7,884,684
Financials (3.1%):
3i Group PLC ......................................................... 28,008 1,307,997
Barclays PLC ......................................................... 274,142 1,018,973
HSBC Holdings PLC .................................................... 134,433 1,517,274
Lloyds Banking Group PLC ............................................... 1,317,292 1,226,290
NatWest Group PLC ..................................................... 184,932 1,079,083
Standard Chartered PLC .................................................. 76,449 1,125,078
7,274,695
Industrials (0.8%):
International Consolidated Airlines Group SA ................................... 254,853 858,408
Rolls-Royce Holdings PLC (c) .............................................. 96,202 930,598
1,789,006
Utilities (0.5%):
Centrica PLC .......................................................... 627,989 1,211,305
22,767,109
Total Common Stocks (Cost $205,991,902) 233,797,482
Collateral for Securities Loaned (3.3%)^
United States (3.3%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .26% (d) ........ 1,946,847 1,946,847
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .27% (d) ............ 1,946,847 1,946,847
Invesco Government & Agency Portfolio, Institutional Shares , 4 .30% (d) ............... 1,946,847 1,946,847
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .27% (d) . 1,946,847 1,946,847
Total Collateral for Securities Loaned (Cost $7,787,388) 7,787,388
Total Investments (Cost $213,779,290) — 102.0% 241,584,870
Liabilities in excess of other assets — (2.0)% (4,679,780)
NET ASSETS - 100.00% $ 236,905,090
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2025, the fair value of these securities was
$7,755,943 and amounted to 3.3% of net assets.
(b) All or a portion of this security is on loan.
(c) Non-income producing security.
(d) Rate disclosed is the daily yield on March 31, 2025.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini MSCI EAFE Index Futures ...... 10 6/20/25 $ 1,236,596 $ 1,208,150 $ (28,446)
Total unrealized appreciation $ —
Total unrealized depreciation (28,446)
Total net unrealized appreciation (depreciation) $ (28,446)

Schedule of Portfolio Investments
March 31, 2025
Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF

(Unaudited)
Security Description Shares Value
Common Stocks (99.5%)
Brazil (8.9%):
Consumer Staples (1.8%):
BRF SA ............................................................. 295,000 $ 1,017,544
JBS S/A ............................................................. 188,900 1,361,087
Marfrig Global Foods SA ................................................. 290,500 919,539
3,298,170
Energy (0.8%):
Petroleo Brasileiro SA , Preference Shares ..................................... 241,900 1,575,498
Financials (1.0%):
Porto Seguro SA ....................................................... 265,700 1,862,764
Industrials (0.9%):
Embraer SA (a) ......................................................... 63,400 730,620
WEG SA ............................................................. 131,500 1,043,610
1,774,230
Materials (2.1%):
Gerdau SA , Preference Shares .............................................. 407,384 1,155,284
Klabin SA ............................................................ 499,400 1,633,302
Suzano SA ............................................................ 136,600 1,267,480
4,056,066
Utilities (2.3%):
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ........................ 82,000 1,465,954
Cia Energetica de Minas Gerais , Preference Shares ............................... 702,890 1,263,982
Cia Paranaense de Energia , Preference Shares .................................. 906,800 1,654,507
4,384,443
16,951,171
Chile (3.2%):
Consumer Discretionary (0.9%):
Falabella SA .......................................................... 403,773 1,684,710
Consumer Staples (1.0%):
Cencosud SA .......................................................... 622,925 1,903,384
Industrials (1.3%):
Latam Airlines Group SA ................................................. 93,873,511 1,471,765
Sociedad Quimica y Minera de Chile SA , Preference Shares ........................ 25,422 1,012,498
2,484,263
6,072,357
China (35.0%):
Communication Services (1.6%):
Baidu, Inc. , Class SW (a) .................................................. 82,400 952,537
China Tower Corp. Ltd. , Class H (a) (b) ........................................ 1,034,328 1,390,411
Kingsoft Corp. Ltd. ..................................................... 145,000 701,595
3,044,543
Consumer Discretionary (3.9%):
BYD Co. Ltd. ......................................................... 19,917 1,005,423
Fuyao Glass Industry Group Co. Ltd. , Class H (b) ................................ 158,000 1,126,947
Great Wall Motor Co. Ltd. ................................................ 482,905 844,022
Haier Smart Home Co. Ltd. , Class H ......................................... 291,324 935,987
JD.com, Inc. , Class SW (a) ................................................ 34,050 703,650
Meituan , Class W (a) (b) ................................................... 31,800 636,719
Midea Group Co. Ltd. , Class H (a) ........................................... 62,700 636,573
Pop Mart International Group Ltd. (b) ......................................... 53,200 1,069,989
Zhongsheng Group Holdings Ltd. ........................................... 309,000 543,248
7,502,558
Consumer Staples (3.0%):
China Feihe Ltd. (b) ..................................................... 1,162,000 876,592
Giant Biogene Holding Co. Ltd. (b) .......................................... 101,800 921,684
Smoore International Holdings Ltd. (b) ........................................ 405,000 690,164
Tingyi Cayman Islands Holding Corp. ........................................ 708,000 1,188,310
Tsingtao Brewery Co. Ltd. , Class H .......................................... 126,000 906,801

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VictoryShares Emerging Markets Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares Value
Uni-President China Holdings Ltd. .......................................... 919,000 $ 1,057,042
5,640,593
Energy (3.9%):
China Coal Energy Co. Ltd. , Class H ......................................... 1,010,404 1,029,726
China Petroleum & Chemical Corp. , Class H ................................... 2,346,543 1,236,419
China Shenhua Energy Co. Ltd. , Class H ...................................... 293,439 1,189,791
Inner Mongolia Yitai Coal Co. Ltd. , Class B .................................... 781,400 1,700,326
PetroChina Co. Ltd. , Class H .............................................. 1,565,451 1,265,446
Yankuang Energy Group Co. Ltd. , Class H ..................................... 923,454 957,728
7,379,436
Financials (11.2%):
Agricultural Bank of China Ltd. , Class H ...................................... 2,259,722 1,359,109
Bank of China Ltd. , Class H ............................................... 2,716,882 1,637,559
Bank of Communications Co. Ltd. , Class H .................................... 1,641,370 1,468,146
China CITIC Bank Corp. Ltd. , Class H ....................................... 1,790,560 1,401,392
China Construction Bank Corp. , Class H ...................................... 1,672,000 1,478,353
China Everbright Bank Co. Ltd. , Class H ...................................... 3,267,000 1,330,950
China Galaxy Securities Co. Ltd. , Class H ..................................... 473,500 470,993
China International Capital Corp. Ltd. , Class H (b) ............................... 247,200 461,284
China Life Insurance Co. Ltd. , Class H ....................................... 381,256 734,956
China Merchants Bank Co. Ltd. , Class H ...................................... 152,384 898,888
China Merchants Securities Co. Ltd. , Class H (b) ................................. 249,400 428,851
China Minsheng Banking Corp. Ltd. , Class H ................................... 2,669,416 1,200,709
China Pacific Insurance Group Co. Ltd. , Class H ................................ 244,554 768,435
CITIC Securities Co. Ltd. , Class H .......................................... 163,434 425,325
GF Securities Co. Ltd. , Class H ............................................. 399,200 538,683
Huatai Securities Co. Ltd. , Class H (b) ........................................ 328,200 526,389
Industrial & Commercial Bank of China Ltd. , Class H ............................. 1,916,191 1,364,275
New China Life Insurance Co. Ltd. , Class H .................................... 169,600 646,255
PICC Property & Casualty Co. Ltd. , Class H ................................... 682,865 1,261,965
Ping An Insurance Group Co. of China Ltd. .................................... 143,500 853,859
Postal Savings Bank of China Co. Ltd. , Class H (b) ............................... 1,844,771 1,140,357
The People's Insurance Co. Group of China Ltd. , Class H .......................... 1,766,937 912,852
21,309,585
Health Care (1.9%):
China Resources Pharmaceutical Group Ltd. (b) ................................. 1,617,000 1,051,511
Shandong Weigao Group Medical Polymer Co. Ltd. , Class H ........................ 1,221,200 935,377
Sinopharm Group Co. Ltd. , Class H .......................................... 445,376 1,032,563
WuXi AppTec Co. Ltd. , Class H (b) .......................................... 70,500 626,973
3,646,424
Industrials (2.0%):
China Southern Airlines Co. Ltd. , Class H (a) ................................... 1,458,000 665,180
COSCO SHIPPING Holdings Co. Ltd. , Class H ................................. 609,430 958,647
JD Logistics, Inc. (a) (b) ................................................... 388,600 627,257
Sinotruk Hong Kong Ltd. ................................................. 298,500 809,432
Weichai Power Co. Ltd. , Class H ............................................ 388,675 818,190
3,878,706
Information Technology (2.1%):
AAC Technologies Holdings, Inc. ........................................... 127,871 774,010
GDS Holdings Ltd. , Class A (a) ............................................. 102,100 320,161
Hua Hong Semiconductor Ltd. (b) ........................................... 106,000 422,981
Kingsoft Cloud Holdings Ltd. (a) ............................................ 436,000 411,839
Lenovo Group Ltd. ...................................................... 540,000 727,291
Xiaomi Corp. , Class W (a) (b) ............................................... 128,200 810,600
ZTE Corp. , Class H ..................................................... 149,200 457,310
3,924,192
Materials (3.3%):
Aluminum Corp. of China Ltd. , Class H ....................................... 1,368,000 856,187
Anhui Conch Cement Co. Ltd. , Class H ....................................... 357,581 1,010,998
China Hongqiao Group Ltd. ............................................... 490,000 1,007,557
CMOC Group Ltd. , Class H ............................................... 1,232,191 1,013,471

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VictoryShares Emerging Markets Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares Value
Jiangxi Copper Co. Ltd. , Class H ............................................ 652,000 $ 1,144,595
Zijin Mining Group Co. Ltd. , Class H ........................................ 557,912 1,267,656
6,300,464
Real Estate (0.9%):
China Resources Mixc Lifestyle Services Ltd. (b) ................................ 172,400 761,057
Greentown China Holdings Ltd. ............................................ 399,500 564,759
Longfor Group Holdings Ltd. (a) (b) .......................................... 356,427 449,359
1,775,175
Utilities (1.2%):
China Longyuan Power Group Corp. Ltd. , Class H ............................... 1,064,000 851,889
Huaneng Power International, Inc. , Class H .................................... 2,333,420 1,352,455
2,204,344
66,606,020
Cyprus (0.0%):
Financials (0.0%):
TCS Group Holding PLC , GDR (a) (c) ........................................ 15,868 —
Czech Republic (0.8%):
Utilities (0.8%):
CEZ A/S ............................................................. 31,900 1,580,413
Greece (0.0%):
Consumer Discretionary (0.0%):
FF Group (a) (c) ........................................................ 14,913 —
Hungary (1.3%):
Financials (0.6%):
OTP Bank Nyrt ........................................................ 18,234 1,224,827
Health Care (0.7%):
Richter Gedeon Nyrt .................................................... 45,653 1,258,547
2,483,374
India (9.7%):
Consumer Discretionary (1.1%):
Dixon Technologies India Ltd. .............................................. 5,534 853,370
Mahindra & Mahindra Ltd. (a) .............................................. 38,434 1,198,787
2,052,157
Financials (1.8%):
BSE Ltd. ............................................................. 11,345 727,391
Multi Commodity Exchange of India Ltd. ..................................... 17,073 1,061,076
Muthoot Finance Ltd. (a) .................................................. 57,650 1,607,327
3,395,794
Health Care (3.9%):
Aster DM Healthcare Ltd. (b) ............................................... 261,104 1,477,097
Glenmark Pharmaceuticals Ltd. ............................................. 84,828 1,529,519
Lupin Ltd. (a) .......................................................... 60,523 1,436,073
Sun Pharmaceutical Industries Ltd. .......................................... 106,555 2,162,705
Wockhardt Ltd. (a) ...................................................... 48,270 804,467
7,409,861
Industrials (0.7%):
Bharat Electronics Ltd. ................................................... 394,160 1,389,631
Information Technology (0.4%):
PG Electroplast Ltd. (a) ................................................... 63,962 685,963
Materials (1.8%):
Lloyds Metals & Energy Ltd. .............................................. 78,200 1,177,792
National Aluminium Co. Ltd. .............................................. 438,956 901,512
Vedanta Ltd. .......................................................... 259,084 1,404,739
3,484,043
18,417,449

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VictoryShares Emerging Markets Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares Value
Indonesia (2.6%):
Energy (1.3%):
PT Alamtri Resources Indonesia Tbk ......................................... 4,592,900 $ 511,863
PT Bumi Resources Tbk (a) ................................................ 107,992,100 606,661
PT United Tractors Tbk .................................................. 984,500 1,400,482
2,519,006
Industrials (0.8%):
PT Astra International Tbk ................................................ 5,419,500 1,610,627
Materials (0.5%):
PT Bumi Resources Minerals Tbk (a) ......................................... 25,246,400 506,301
PT Petrosea Tbk ........................................................ 2,464,200 363,192
869,493
4,999,126
Malaysia (7.3%):
Consumer Discretionary (0.8%):
Genting Bhd .......................................................... 2,013,400 1,475,434
Financials (3.2%):
AMMB Holdings Bhd ................................................... 1,326,900 1,675,454
CIMB Group Holdings Bhd ............................................... 1,079,500 1,703,833
RHB Bank Bhd ........................................................ 1,711,800 2,640,071
6,019,358
Health Care (1.2%):
IHH Healthcare Bhd ..................................................... 1,535,500 2,395,865
Industrials (1.1%):
Gamuda Bhd .......................................................... 1,125,000 1,065,389
Sunway Bhd .......................................................... 1,100,800 1,126,862
2,192,251
Utilities (1.0%):
Tenaga Nasional Bhd .................................................... 606,500 1,829,756
13,912,664
Mexico (2.4%):
Consumer Staples (0.8%):
Coca-Cola Femsa SAB de CV .............................................. 160,322 1,465,671
Industrials (1.6%):
Alfa SAB de CV , Class A ................................................. 1,067,995 833,559
Grupo Aeroportuario del Centro Norte SAB de CV ............................... 115,640 1,136,761
Grupo Aeroportuario del Pacifico SAB de CV , Class B ............................ 63,620 1,176,542
3,146,862
4,612,533
Netherlands (0.8%):
Real Estate (0.8%):
NEPI Rockcastle NV .................................................... 210,191 1,519,821
Poland (0.7%):
Communication Services (0.4%):
CD Projekt SA ......................................................... 12,042 658,804
Consumer Discretionary (0.3%):
CCC SA (a) ........................................................... 9,186 555,232
1,214,036
Russian Federation (0.0%):
Energy (0.0%):
Gazprom PJSC (a) (c) (d) .................................................. 324,752 —
Financials (0.0%):
Sberbank of Russia PJSC (c) (d) ............................................. 177,888 —
Materials (0.0%):
PhosAgro PJSC , GDR (a) (c) (d) ............................................. 35,202 —
PhosAgro Public Joint , GDR (a) (c) ........................................... 227 —
Severstal PAO (a) (c) (d) ................................................... 37,552 —

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Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares Value
United Co. RUSAL International PJSC (a) (c) (d) ................................. 555,630 $ —
—
Utilities (0.0%):
Inter RAO UES PJSC (c) (d) ................................................ 23,475,472 —
—
South Africa (4.1%):
Consumer Discretionary (1.2%):
Foschini Group Ltd. ..................................................... 101,272 686,953
Mr Price Group Ltd. ..................................................... 61,247 740,511
Pepkor Holdings Ltd. (b) .................................................. 662,294 922,568
2,350,032
Financials (1.6%):
Capitec Bank Holdings Ltd. ............................................... 6,178 1,045,873
Nedbank Group Ltd. ..................................................... 64,560 906,183
OUTsurance Group Ltd. .................................................. 261,741 995,408
2,947,464
Materials (0.7%):
Harmony Gold Mining Co. Ltd. ............................................. 49,620 721,497
Impala Platinum Holdings Ltd. (a) ........................................... 93,913 645,234
1,366,731
Real Estate (0.6%):
Growthpoint Properties Ltd. ............................................... 1,611,545 1,138,699
7,802,926
Taiwan (14.3%):
Consumer Discretionary (0.6%):
Pou Chen Corp. ........................................................ 1,068,000 1,135,554
Financials (1.4%):
Cathay Financial Holding Co. Ltd. ........................................... 711,000 1,310,639
Fubon Financial Holding Co. Ltd. ........................................... 550,000 1,413,102
2,723,741
Health Care (0.3%):
Caliway Biopharmaceuticals Co. Ltd. (a) ...................................... 21,000 498,434
Industrials (3.9%):
Advanced Energy Solution Holding Co. Ltd. ................................... 22,000 551,988
Bizlink Holding, Inc. .................................................... 36,000 546,506
China Airlines Ltd. ...................................................... 1,935,000 1,311,370
Eva Airways Corp. ...................................................... 1,026,000 1,253,142
Evergreen Marine Corp. Taiwan Ltd. ......................................... 153,400 1,018,816
United Integrated Services Co. Ltd. .......................................... 82,000 1,127,500
Wan Hai Lines Ltd. ..................................................... 297,000 699,560
Yang Ming Marine Transport Corp. .......................................... 422,000 945,687
7,454,569
Information Technology (8.1%):
ASE Technology Holding Co. Ltd. ........................................... 169,000 727,922
Asustek Computer, Inc. ................................................... 55,000 1,008,885
Catcher Technology Co. Ltd. ............................................... 223,000 1,407,184
Compal Electronics, Inc. .................................................. 1,244,000 1,193,416
Foxconn Technology Co. Ltd. .............................................. 376,000 699,904
Hon Hai Precision Industry Co. Ltd. ......................................... 178,000 782,771
King Yuan Electronics Co. Ltd. ............................................. 230,000 607,560
Lotes Co. Ltd. ......................................................... 14,000 579,819
Mitac Holdings Corp. (a) .................................................. 380,000 630,663
Pegatron Corp. ......................................................... 462,000 1,167,524
Powertech Technology, Inc. ................................................ 272,000 999,518
Radiant Opto-Electronics Corp. ............................................. 219,000 1,187,349
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 34,000 931,928
Tripod Technology Corp. ................................................. 189,000 1,115,783
United Microelectronics Corp. ............................................. 1,042,000 1,401,364

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Name
Acquisition Date
Cost
Gazprom PJSC .............................................
12/8/2017
$ 722,938
Inter RAO UES PJSC .........................................
5/2/2018
1,576,280
PhosAgro PJSC , GDR ........................................
12/21/2021
748,678
Sberbank of Russia PJSC ......................................
10/24/2017
634,243
Severstal PAO ..............................................
5/27/2021
881,363
United Co. RUSAL International PJSC ............................
11/30/2021
516,962
Security Description Shares Value
Zhen Ding Technology Holding Ltd. ......................................... 293,000 $ 913,419
15,355,009
27,167,307
Thailand (5.4%):
Communication Services (0.6%):
True Corp. PCL (a) ...................................................... 3,535,300 1,219,453
Consumer Staples (0.6%):
Charoen Pokphand Foods PCL ............................................. 1,732,300 1,215,495
Financials (3.2%):
Kasikornbank PCL ...................................................... 421,600 2,007,365
Krung Thai Bank PCL ................................................... 2,606,100 1,851,660
SCB X PCL ........................................................... 608,600 2,206,938
6,065,963
Information Technology (0.3%):
Cal-Comp Electronics Thailand PCL ......................................... 2,825,600 487,326
Utilities (0.7%):
Gulf Energy Development PCL ............................................. 916,400 1,344,099
10,332,336
Turkey (3.0%):
Communication Services (0.3%):
Turkcell Iletisim Hizmetleri A/S ............................................ 255,393 645,122
Consumer Staples (0.5%):
Anadolu Efes Biracilik Ve Malt Sanayii A/S .................................... 101,890 448,927
Migros Ticaret A/S ...................................................... 45,219 590,491
1,039,418
Financials (0.3%):
Turkiye Vakiflar Bankasi T.A.O. (a) .......................................... 792,811 500,869
Industrials (1.6%):
Aselsan Elektronik Sanayi Ve Ticaret A/S ...................................... 254,905 805,870
Pegasus Hava Tasimaciligi A/S (a) ........................................... 101,604 690,521
TAV Havalimanlari Holding A/S (a) .......................................... 105,776 674,948
Turk Hava Yollari AO (a) .................................................. 98,466 807,447
2,978,786
Materials (0.3%):
Gubre Fabrikalari TAS (a) ................................................. 71,838 498,170
5,662,365
Total Common Stocks (Cost $178,520,447) 189,333,898
Total Investments (Cost $178,520,447) — 99.5% 189,333,898
Other assets in excess of liabilities — 0.5% 1,001,757
NET ASSETS - 100.00% $ 190,335,655
(a) Non-income producing security.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2025, the fair value of these securities was
$16,418,790 and amounted to 8.6% of net assets.
(c) Security was fair valued using significant unobservable inputs as of March 31, 2025.
(d) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at March 31, 2025.
GDR
—
Global Depositary Receipt

Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
PCL
—
Public Company Limited
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini MSCI Emerging Markets Index
Futures .......................... 12 6/20/25 $ 691,164 $ 666,480 $ (24,684)
Total unrealized appreciation $ —
Total unrealized depreciation (24,684)
Total net unrealized appreciation (depreciation) $ (24,684)

Schedule of Portfolio Investments
March 31, 2025
Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF

(Unaudited)
Security Description Shares . Value
Common Stocks (99.7%)
Communication Services (9.5%):
Alphabet, Inc. , Class C ................................................... 51,815 $ 8,095,057
Alphabet, Inc. , Class A ................................................... 58,528 9,050,770
AT&T, Inc. ........................................................... 73,383 2,075,271
Charter Communications, Inc. , Class A (a) ..................................... 994 366,319
Comcast Corp. , Class A .................................................. 38,916 1,436,000
Electronic Arts, Inc. ..................................................... 2,398 346,559
Fox Corp. , Class A ...................................................... 2,226 125,992
Fox Corp. , Class B ...................................................... 1,336 70,421
Liberty Media Corp.-Liberty Formula One, Series A (a) ............................ 218 17,760
Liberty Media Corp.-Liberty Formula One, Series C (a) ............................ 2,189 197,032
Live Nation Entertainment, Inc. (a) ........................................... 1,523 198,873
Meta Platforms, Inc. , Class A .............................................. 21,872 12,606,146
Netflix, Inc. (a) ......................................................... 4,266 3,978,173
Omnicom Group, Inc. .................................................... 2,002 165,986
Pinterest, Inc. , Class A (a) ................................................. 5,882 182,342
ROBLOX Corp. , Class A (a) ............................................... 5,244 305,673
Snap, Inc. , Class A (a) .................................................... 10,828 94,312
Spotify Technology SA (a) ................................................. 1,434 788,743
Take-Two Interactive Software, Inc. (a) ........................................ 1,610 333,673
The Trade Desk, Inc. , Class A (a) ............................................ 4,615 252,533
The Walt Disney Co. .................................................... 18,447 1,820,719
T-Mobile US, Inc. ...................................................... 4,971 1,325,815
Verizon Communications, Inc. .............................................. 43,175 1,958,418
Warner Bros Discovery, Inc. (a) ............................................. 22,462 241,017
46,033,604
Communications Equipment (0.6%):
Arista Networks, Inc. (a) .................................................. 7,334 568,238
Cisco Systems, Inc. ..................................................... 28,882 1,782,308
Motorola Solutions, Inc. .................................................. 1,211 530,188
2,880,734
Consumer Discretionary (9.5%):
Airbnb, Inc. , Class A (a) .................................................. 3,929 469,358
Amazon.com, Inc. (a) .................................................... 89,348 16,999,350
AutoZone, Inc. (a) ....................................................... 157 598,606
Best Buy Co., Inc. ...................................................... 1,934 142,362
Booking Holdings, Inc. ................................................... 306 1,409,714
Burlington Stores, Inc. (a) ................................................. 597 142,283
Carnival Corp. (a) ....................................................... 9,660 188,660
Carvana Co. (a) ......................................................... 1,124 235,006
Chipotle Mexican Grill, Inc. (a) ............................................. 12,992 652,328
D.R. Horton, Inc. ....................................................... 2,806 356,727
Darden Restaurants, Inc. .................................................. 1,149 238,716
Deckers Outdoor Corp. (a) ................................................. 1,440 161,006
Domino's Pizza, Inc. ..................................................... 321 147,483
DoorDash, Inc. , Class A (a) ................................................ 3,039 555,438
DraftKings, Inc. (a) ...................................................... 4,326 143,666
eBay, Inc. ............................................................ 4,631 313,658
Expedia Group, Inc. ..................................................... 1,154 193,987
Ford Motor Co. ........................................................ 37,602 377,148
Garmin Ltd. ........................................................... 1,481 321,570
General Motors Co. ..................................................... 10,533 495,367
Genuine Parts Co. ...................................................... 1,340 159,648
Hilton Worldwide Holdings, Inc. ............................................ 2,514 572,061
Las Vegas Sands Corp. ................................................... 3,638 140,536
Lennar Corp. , Class A .................................................... 2,320 266,290
Lennar Corp. , Class B ................................................... 100 10,907
Lowe's Cos., Inc. ....................................................... 5,507 1,284,398
Lululemon Athletica, Inc. (a) ............................................... 1,020 288,721
Marriott International, Inc. , Class A .......................................... 2,314 551,195
McDonald's Corp. ...................................................... 6,930 2,164,724
NIKE, Inc. , Class B ..................................................... 11,322 718,721

Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
NVR, Inc. (a) .......................................................... 28 $ 202,843
O'Reilly Automotive, Inc. (a) ............................................... 533 763,565
Pool Corp. ............................................................ 348 110,786
PulteGroup, Inc. ........................................................ 2,028 208,478
Ross Stores, Inc. ....................................................... 3,150 402,539
Royal Caribbean Cruises Ltd. .............................................. 2,324 477,443
Starbucks Corp. ........................................................ 10,702 1,049,759
Tesla, Inc. (a) .......................................................... 25,582 6,629,831
The Home Depot, Inc. ................................................... 9,845 3,608,094
The TJX Cos., Inc. ...................................................... 10,866 1,323,479
Tractor Supply Co. ...................................................... 5,171 284,922
Ulta Beauty, Inc. (a) ..................................................... 433 158,712
Williams-Sonoma, Inc. ................................................... 1,148 181,499
Yum! Brands, Inc. ...................................................... 2,708 426,131
46,127,715
Consumer Staples (10.4%):
Altria Group, Inc. ....................................................... 29,705 1,782,894
Archer-Daniels-Midland Co. ............................................... 8,382 402,420
Brown-Forman Corp. , Class A .............................................. 790 26,441
Brown-Forman Corp. , Class B (b) ........................................... 5,127 174,010
Church & Dwight Co., Inc. ................................................ 4,324 476,029
Colgate-Palmolive Co. ................................................... 14,403 1,349,561
Constellation Brands, Inc. , Class A .......................................... 2,708 496,972
Costco Wholesale Corp. .................................................. 7,758 7,337,361
Dollar General Corp. .................................................... 3,771 331,584
Dollar Tree, Inc. (a) ...................................................... 3,750 281,513
General Mills, Inc. ...................................................... 9,751 583,012
Hormel Foods Corp. ..................................................... 5,106 157,980
Kellanova ............................................................ 5,090 419,874
Kenvue, Inc. .......................................................... 33,386 800,596
Keurig Dr. Pepper, Inc. ................................................... 20,390 697,746
Kimberly-Clark Corp. .................................................... 5,865 834,120
McCormick & Co., Inc. .................................................. 4,687 385,787
Mondelez International, Inc. , Class A ......................................... 23,396 1,587,419
Monster Beverage Corp. (a) ................................................ 12,159 711,545
PepsiCo, Inc. .......................................................... 24,360 3,652,538
Philip Morris International, Inc. ............................................. 27,109 4,303,012
Sysco Corp. ........................................................... 8,573 643,318
Target Corp. .......................................................... 7,993 834,150
The Campbell's Company ................................................. 3,488 139,241
The Clorox Co. ........................................................ 2,174 320,122
The Coca-Cola Co. ...................................................... 75,099 5,378,590
The Estee Lauder Cos., Inc. ............................................... 3,979 262,614
The Hershey Co. ....................................................... 2,604 445,362
The Kraft Heinz Co. ..................................................... 21,269 647,216
The Kroger Co. ........................................................ 12,542 848,968
The Procter & Gamble Co. ................................................ 41,236 7,027,439
Tyson Foods, Inc. , Class A ................................................ 4,898 312,541
Walmart, Inc. .......................................................... 76,992 6,759,128
50,411,103
Electronic Equipment, Instruments & Components (0.4%):
Amphenol Corp. , Class A ................................................. 8,481 556,269
CDW Corp. ........................................................... 963 154,330
Corning, Inc. .......................................................... 5,519 252,660
Jabil, Inc. ............................................................ 802 109,128
Keysight Technologies, Inc. (a) ............................................. 1,237 185,266
TE Connectivity PLC .................................................... 2,169 306,523
Teledyne Technologies, Inc. (a) ............................................. 323 160,760
Trimble, Inc. (a) ........................................................ 1,762 115,675
Zebra Technologies Corp. (a) ............................................... 358 101,157
1,941,768
Financials (20.6%):
Affirm Holdings, Inc. (a) .................................................. 3,468 156,719

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VictoryShares WestEnd U.S. Sector ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
Aflac, Inc. ............................................................ 6,992 $ 777,440
American Express Co. ................................................... 9,640 2,593,642
American International Group, Inc. .......................................... 8,678 754,465
Ameriprise Financial, Inc. ................................................. 1,325 641,446
Aon PLC , Class A ...................................................... 2,882 1,150,177
Apollo Global Management, Inc. ............................................ 5,334 730,438
Arch Capital Group Ltd. .................................................. 5,044 485,132
Ares Management Corp. , Class A ........................................... 2,530 370,923
Arthur J. Gallagher & Co. ................................................. 3,443 1,188,661
Bank of America Corp. ................................................... 104,918 4,378,228
Berkshire Hathaway, Inc. , Class B (a) ......................................... 18,425 9,812,787
Berkshire Hathaway, Inc. , Class A (a) ......................................... 5 3,992,208
Blackrock, Inc. ........................................................ 2,000 1,892,960
Blackstone, Inc. ........................................................ 9,786 1,367,887
Block, Inc. (a) .......................................................... 7,371 400,466
Brown & Brown, Inc. .................................................... 3,299 410,396
Capital One Financial Corp. ............................................... 5,102 914,789
Cboe Global Markets, Inc. ................................................ 1,433 324,274
Chubb Ltd. ........................................................... 5,561 1,679,366
Cincinnati Financial Corp. ................................................ 2,153 318,041
Citigroup, Inc. ......................................................... 25,893 1,838,144
Citizens Financial Group, Inc. .............................................. 6,058 248,196
CME Group, Inc. ....................................................... 4,990 1,323,797
Coinbase Global, Inc. , Class A (a) ........................................... 2,501 430,747
Corebridge Financial, Inc. ................................................. 3,521 111,158
Discover Financial Services ............................................... 3,397 579,868
Erie Indemnity Co. , Class A ............................................... 335 140,382
Everest Group Ltd. ...................................................... 439 159,502
FactSet Research Systems, Inc. ............................................. 508 230,957
Fidelity National Information Services, Inc. .................................... 7,473 558,084
Fifth Third Bancorp ..................................................... 9,235 362,012
First Citizens Bancshares, Inc. , Class A ....................................... 131 242,890
Fiserv, Inc. (a) .......................................................... 7,710 1,702,599
Global Payments, Inc. .................................................... 3,507 343,405
Huntington Bancshares, Inc. ............................................... 19,872 298,279
Interactive Brokers Group, Inc. ............................................. 1,387 229,673
Intercontinental Exchange, Inc. ............................................. 7,926 1,367,235
JPMorgan Chase & Co. .................................................. 38,093 9,344,213
KeyCorp ............................................................. 13,677 218,695
KKR & Co., Inc. ....................................................... 9,138 1,056,444
Loews Corp. .......................................................... 2,504 230,143
LPL Financial Holdings, Inc. ............................................... 1,012 331,066
M&T Bank Corp. ....................................................... 2,277 407,014
Markel Group, Inc. (a) .................................................... 169 315,964
Marsh & McLennan Cos., Inc. ............................................. 6,800 1,659,404
Mastercard, Inc. , Class A ................................................. 11,183 6,129,626
MetLife, Inc. .......................................................... 8,008 642,962
Moody's Corp. ......................................................... 2,506 1,167,019
Morgan Stanley ........................................................ 16,783 1,958,073
MSCI, Inc. ........................................................... 1,068 603,954
Nasdaq, Inc. .......................................................... 5,662 429,519
Northern Trust Corp. .................................................... 2,660 262,409
PayPal Holdings, Inc. (a) .................................................. 13,558 884,660
Principal Financial Group, Inc. ............................................. 3,171 267,537
Prudential Financial, Inc. ................................................. 4,901 547,344
Raymond James Financial, Inc. ............................................. 2,508 348,386
Regions Financial Corp. .................................................. 12,518 272,016
Robinhood Markets, Inc. , Class A (a) ......................................... 7,914 329,381
S&P Global, Inc. ....................................................... 4,258 2,163,490
SoFi Technologies, Inc. (a) ................................................. 13,782 160,285
State Street Corp. ....................................................... 3,986 356,867
Synchrony Financial ..................................................... 5,269 278,941
T. Rowe Price Group, Inc. ................................................. 2,982 273,956
The Allstate Corp. ...................................................... 3,657 757,255

Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
The Bank of New York Mellon Corp. ......................................... 9,883 $ 828,887
The Carlyle Group, Inc. .................................................. 3,310 144,283
The Charles Schwab Corp. ................................................ 22,908 1,793,238
The Goldman Sachs Group, Inc. ............................................ 4,226 2,308,622
The Hartford Insurance Group, Inc. .......................................... 4,013 496,528
The PNC Financial Services Group, Inc. ...................................... 5,435 955,310
The Progressive Corp. ................................................... 8,161 2,309,645
The Travelers Cos., Inc. .................................................. 3,172 838,867
Toast, Inc. , Class A (a) .................................................... 5,574 184,890
Truist Financial Corp. .................................................... 18,278 752,140
U.S. Bancorp .......................................................... 21,456 905,872
Visa, Inc. , Class A ...................................................... 23,679 8,298,542
W.R. Berkley Corp. ..................................................... 4,009 285,280
Wells Fargo & Co. ...................................................... 45,692 3,280,229
Willis Towers Watson PLC ................................................ 1,383 467,385
99,753,714
Health Care (21.0%):
Abbott Laboratories ..................................................... 32,310 4,285,922
AbbVie, Inc. .......................................................... 32,953 6,904,313
Agilent Technologies, Inc. ................................................. 5,287 618,473
Align Technology, Inc. (a) ................................................. 1,287 204,453
Alnylam Pharmaceuticals, Inc. (a) ........................................... 2,346 633,467
Amgen, Inc. ........................................................... 10,210 3,180,926
Avantor, Inc. (a) ........................................................ 12,314 199,610
Baxter International, Inc. ................................................. 9,496 325,048
Becton Dickinson & Co. .................................................. 5,322 1,219,057
Biogen, Inc. (a) ......................................................... 2,757 377,268
Boston Scientific Corp. (a) ................................................. 26,567 2,680,079
Bristol-Myers Squibb Co. ................................................. 38,792 2,365,924
Cardinal Health, Inc. .................................................... 4,494 619,138
Cencora, Inc. .......................................................... 3,267 908,520
Centene Corp. (a) ....................................................... 9,504 576,988
CVS Health Corp. ...................................................... 23,500 1,592,125
Danaher Corp. ......................................................... 12,822 2,628,510
Dexcom, Inc. (a) ........................................................ 7,168 489,503
Edwards Lifesciences Corp. (a) ............................................. 10,613 769,230
Elevance Health, Inc. .................................................... 4,389 1,909,039
Eli Lilly & Co. ......................................................... 16,256 13,425,993
GE HealthCare Technologies, Inc. ........................................... 8,303 670,135
Gilead Sciences, Inc. .................................................... 23,166 2,595,750
HCA Healthcare, Inc. .................................................... 3,425 1,183,509
Hologic, Inc. (a) ........................................................ 4,147 256,160
Humana, Inc. .......................................................... 2,242 593,233
IDEXX Laboratories, Inc. (a) ............................................... 1,487 624,466
Illumina, Inc. (a) ........................................................ 2,881 228,579
Incyte Corp. (a) ......................................................... 3,582 216,890
Insulet Corp. (a) ........................................................ 1,239 325,374
Intuitive Surgical, Inc. (a) ................................................. 6,315 3,127,630
IQVIA Holdings, Inc. (a) .................................................. 3,314 584,258
Johnson & Johnson ..................................................... 45,090 7,477,726
Labcorp Holdings, Inc. ................................................... 1,542 358,885
McKesson Corp. ....................................................... 2,377 1,599,697
Medtronic PLC ........................................................ 23,797 2,138,398
Merck & Co., Inc. ...................................................... 47,643 4,276,436
Mettler-Toledo International, Inc. (a) ......................................... 373 440,479
Moderna, Inc. (a) ....................................................... 6,567 186,174
Molina Healthcare, Inc. (a) ................................................ 1,080 355,741
Natera, Inc. (a) ......................................................... 2,274 321,566
Pfizer, Inc. ............................................................ 106,581 2,700,763
Quest Diagnostics, Inc. ................................................... 2,084 352,613
Regeneron Pharmaceuticals, Inc. ............................................ 2,043 1,295,732
ResMed, Inc. .......................................................... 2,718 608,424
Revvity, Inc. .......................................................... 2,265 239,637
STERIS PLC .......................................................... 1,814 411,143

Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
Stryker Corp. .......................................................... 6,618 $ 2,463,551
The Cigna Group ....................................................... 5,203 1,711,787
The Cooper Cos., Inc. (a) .................................................. 3,701 312,179
Thermo Fisher Scientific, Inc. .............................................. 7,138 3,551,869
UnitedHealth Group, Inc. ................................................. 17,036 8,922,605
Veeva Systems, Inc. , Class A (a) ............................................. 2,703 626,096
Vertex Pharmaceuticals, Inc. (a) ............................................. 4,810 2,331,984
Viatris, Inc. ........................................................... 21,692 188,937
Waters Corp. (a) ........................................................ 1,107 408,007
West Pharmaceutical Services, Inc. .......................................... 1,334 298,656
Zimmer Biomet Holdings, Inc. ............................................. 3,724 421,482
Zoetis, Inc. ........................................................... 8,464 1,393,598
101,713,735
IT Services (1.0%):
Accenture PLC , Class A .................................................. 4,485 1,399,499
Akamai Technologies, Inc. (a) .............................................. 1,063 85,572
Cloudflare, Inc. , Class A (a) ................................................ 2,131 240,142
Cognizant Technology Solutions Corp. , Class A ................................. 3,559 272,264
Gartner, Inc. (a) ........................................................ 529 222,042
GoDaddy, Inc. , Class A (a) ................................................. 1,007 181,401
International Business Machines Corp. ........................................ 6,653 1,654,335
MongoDB, Inc. (a) ...................................................... 489 85,771
Snowflake, Inc. , Class A (a) ................................................ 2,137 312,344
VeriSign, Inc. (a) ........................................................ 713 181,009
4,634,379
Semiconductors & Semiconductor Equipment (6.8%):
Advanced Micro Devices, Inc. (a) ............................................ 11,539 1,185,517
Analog Devices, Inc. .................................................... 3,569 719,760
Applied Materials, Inc. ................................................... 5,917 858,675
Broadcom, Inc. ........................................................ 32,496 5,440,805
Entegris, Inc. .......................................................... 1,094 95,703
First Solar, Inc. (a) ...................................................... 741 93,685
Intel Corp. ............................................................ 30,075 683,003
KLA Corp. ........................................................... 963 654,647
Lam Research Corp. ..................................................... 9,230 671,021
Marvell Technology, Inc. ................................................. 5,922 364,618
Microchip Technology, Inc. ................................................ 3,846 186,185
Micron Technology, Inc. .................................................. 7,983 693,643
Monolithic Power Systems, Inc. ............................................ 327 189,653
NVIDIA Corp. ......................................................... 170,871 18,518,999
ON Semiconductor Corp. (a) ............................................... 3,063 124,633
QUALCOMM, Inc. ..................................................... 8,069 1,239,479
Skyworks Solutions, Inc. ................................................. 1,158 74,842
Teradyne, Inc. ......................................................... 1,145 94,577
Texas Instruments, Inc. ................................................... 6,605 1,186,919
33,076,364
Software (14.6%):
Adobe, Inc. (a) ......................................................... 6,404 2,456,126
ANSYS, Inc. (a) ........................................................ 1,265 400,448
AppLovin Corp. , Class A (a) ............................................... 2,863 758,609
Atlassian Corp. , Class A (a) ................................................ 2,217 470,470
Autodesk, Inc. (a) ....................................................... 3,089 808,700
Bentley Systems, Inc. , Class B ............................................. 1,993 78,405
Cadence Design Systems, Inc. (a) ............................................ 3,930 999,517
Corpay, Inc. (a) ......................................................... 944 329,192
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 3,246 1,144,475
Datadog, Inc. , Class A (a) ................................................. 4,296 426,206
Dynatrace, Inc. (a) ...................................................... 4,254 200,576
Fair Isaac Corp. (a) ...................................................... 332 612,261
Fortinet, Inc. (a) ........................................................ 9,060 872,116
Gen Digital, Inc. ....................................................... 8,058 213,859
HubSpot, Inc. (a) ....................................................... 732 418,184
Intuit, Inc. ............................................................ 3,926 2,410,525

Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
Microsoft Corp. ........................................................ 107,231 $ 40,253,445
MicroStrategy, Inc. (a) .................................................... 2,633 759,015
Oracle Corp. .......................................................... 23,331 3,261,907
Palantir Technologies, Inc. , Class A (a) ........................................ 29,356 2,477,646
Palo Alto Networks, Inc. (a) ................................................ 9,293 1,585,758
PTC, Inc. (a) ........................................................... 1,713 265,429
Roper Technologies, Inc. .................................................. 1,562 920,924
Salesforce, Inc. ........................................................ 13,429 3,603,806
ServiceNow, Inc. (a) ..................................................... 2,923 2,327,117
Synopsys, Inc. (a) ....................................................... 2,205 945,614
Tyler Technologies, Inc. (a) ................................................ 596 346,508
Workday, Inc. , Class A (a) ................................................. 2,986 697,321
Zoom Communications, Inc. (a) ............................................. 3,484 257,015
Zscaler, Inc. (a) ......................................................... 1,350 267,867
70,569,041
Technology Hardware, Storage & Peripherals (5.3%):
Apple, Inc. ........................................................... 109,469 24,316,349
Dell Technologies, Inc. , Class C ............................................ 2,373 216,299
Hewlett Packard Enterprise Co. ............................................. 9,210 142,110
HP, Inc. .............................................................. 6,994 193,664
NetApp, Inc. .......................................................... 1,452 127,544
Pure Storage, Inc. , Class A (a) .............................................. 2,181 96,553
Seagate Technology Holdings PLC .......................................... 1,515 128,699
Super Micro Computer, Inc. (a) (b) ........................................... 3,366 115,252
Western Digital Corp. (a) .................................................. 2,548 103,015
25,439,485
Total Common Stocks (Cost $410,006,432) 482,581,642
Rights (0.0%)(c)
Health Care (0.0%):(c)
ABIOMED, Inc., CVR , expiring 1/2/26 (a) (d) .................................. 532 543
Total Rights (Cost $–) 543
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .26% (e) ........ 65,528 65,528
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .27% (e) ............ 65,528 65,528
Invesco Government & Agency Portfolio, Institutional Shares , 4 .30% (e) ............... 65,528 65,528
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .27% (e) . 65,528 65,528
Total Collateral for Securities Loaned (Cost $262,112) 262,112
Total Investments (Cost $410,268,544) — 99.8% 482,844,297
Other assets in excess of liabilities — 0.2% 756,832
NET ASSETS - 100.00% $ 483,601,129
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Security was fair valued using significant unobservable inputs as of March 31, 2025.
(e) Rate disclosed is the daily yield on March 31, 2025.
CVR
—
Contingent Value Right
PLC
—
Public Limited Company

Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 3 6/20/25 $ 850,303 $ 847,988 $ (2,315)
Total unrealized appreciation $ —
Total unrealized depreciation (2,315)
Total net unrealized appreciation (depreciation) $ (2,315)

Schedule of Portfolio Investments
March 31, 2025
Victory Portfolios II
VictoryShares WestEnd Global Equity ETF

(Unaudited)
Security Description Shares . Value
Exchange-Traded Funds (99.7%)
Communication Services Select Sector SPDR Fund .............................. 6,725 $ 648,626
Consumer Discretionary Select Sector SPDR Fund ............................... 3,191 630,095
Consumer Staples Select Sector SPDR Fund ................................... 8,421 687,743
Financial Select Sector SPDR Fund .......................................... 27,239 1,356,775
Health Care Select Sector SPDR Fund ........................................ 9,405 1,373,224
iShares Core MSCI Europe ETF ............................................ 4,161 250,284
iShares Expanded Tech-Software Sector ETF (a) (b) ............................... 5,242 466,486
Technology Select Sector SPDR Fund ........................................ 6,750 1,393,740
Vanguard FTSE All-World ex-US ETF ........................................ 20,322 1,232,732
Vanguard FTSE Pacific ETF ............................................... 20,118 1,457,750
Total Exchange-Traded Funds (Cost $9,776,105) 9,497,455
Collateral for Securities Loaned (4.5%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .26% (c) ........ 107,748 107,748
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .27% (c) ............ 107,748 107,748
Invesco Government & Agency Portfolio, Institutional Shares , 4 .30% (c) ............... 107,748 107,748
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .27% (c) . 107,748 107,748
Total Collateral for Securities Loaned (Cost $430,992) 430,992
Total Investments (Cost $10,207,097) — 104.2% 9,928,447
Liabilities in excess of other assets — (4.2)% (401,224)
NET ASSETS - 100.00% $ 9,527,223
At March 31, 2025, the foreign securities held by the underlying Funds were 80.2% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on March 31, 2025.
ETF
—
Exchange-Traded Fund

Schedule of Portfolio Investments
March 31, 2025
Victory Portfolios II
VictoryShares Hedged Equity Income ETF

(Unaudited)
Security Description Shares . Value
Common Stocks (92.8%)
Communication Services (3.8%):
AT&T, Inc. ........................................................... 14,789 $ 418,233
Gray Media, Inc. ....................................................... 8,326 35,968
John Wiley & Sons, Inc. , Class A ............................................ 883 39,347
Nexstar Media Group, Inc. ................................................ 598 107,174
Omnicom Group, Inc. .................................................... 1,430 118,561
Playtika Holding Corp. ................................................... 5,236 27,070
Sinclair, Inc. .......................................................... 1,627 25,918
TEGNA, Inc. .......................................................... 3,358 61,183
Verizon Communications, Inc. .............................................. 6,787 307,858
1,141,312
Consumer Discretionary (7.4%):
Best Buy Co., Inc. ...................................................... 2,156 158,703
Bloomin' Brands, Inc. .................................................... 3,943 28,271
Carter's, Inc. .......................................................... 3,423 140,001
Dana, Inc. ............................................................ 3,990 53,187
Darden Restaurants, Inc. .................................................. 1,612 334,909
Dine Brands Global, Inc. ................................................. 2,080 48,402
Ethan Allen Interiors, Inc. ................................................. 2,578 71,411
Ford Motor Co. ........................................................ 13,900 139,417
Haverty Furniture Cos., Inc. ............................................... 2,384 47,012
International Game Technology PLC ......................................... 2,288 37,203
Kontoor Brands, Inc. .................................................... 586 37,580
LCI Industries ......................................................... 476 41,617
Macy's, Inc. ........................................................... 6,312 79,279
Monro, Inc. ........................................................... 1,846 26,712
Polaris, Inc. ........................................................... 998 40,858
Standard Motor Products, Inc. .............................................. 2,154 53,699
Tapestry, Inc. .......................................................... 3,655 257,348
The Buckle, Inc. ........................................................ 1,271 48,705
The Cheesecake Factory, Inc. (a) ............................................ 992 48,271
Travel + Leisure Co. ..................................................... 4,057 187,798
Upbound Group, Inc. .................................................... 2,392 57,312
Vail Resorts, Inc. ....................................................... 1,161 185,783
Whirlpool Corp. ........................................................ 600 54,078
Wolverine World Wide, Inc. ............................................... 2,227 30,978
2,208,534
Consumer Staples (15.0%):
Altria Group, Inc. ....................................................... 6,548 393,011
Archer-Daniels-Midland Co. ............................................... 3,799 182,390
B&G Foods, Inc. ....................................................... 15,269 104,898
Cal-Maine Foods, Inc. ................................................... 608 55,267
Conagra Brands, Inc. .................................................... 9,613 256,379
Energizer Holdings, Inc. .................................................. 3,684 110,225
Flowers Foods, Inc. ..................................................... 13,002 247,168
Fresh Del Monte Produce, Inc. ............................................. 3,007 92,706
General Mills, Inc. ...................................................... 5,616 335,781
Hormel Foods Corp. ..................................................... 5,205 161,043
John B Sanfilippo & Son, Inc. .............................................. 322 22,817
Kenvue, Inc. .......................................................... 8,881 212,966
Kimberly-Clark Corp. .................................................... 1,652 234,947
Molson Coors Beverage Co. , Class B ......................................... 2,489 151,505
PepsiCo, Inc. .......................................................... 950 142,443
Philip Morris International, Inc. ............................................. 2,981 473,174
Reynolds Consumer Products, Inc. .......................................... 6,860 163,680
SpartanNash Co. ....................................................... 4,515 91,474
The Campbell's Company ................................................. 2,381 95,049
The Clorox Co. ........................................................ 1,040 153,140
The J.M. Smucker Co. ................................................... 1,621 191,943
The Kraft Heinz Co. ..................................................... 13,067 397,629
Tyson Foods, Inc. , Class A ................................................ 2,141 136,617
Universal Corp. ........................................................ 484 27,128

Victory Portfolios II
VictoryShares Hedged Equity Income ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
WK Kellogg Co. ....................................................... 1,606 $ 32,008
4,465,388
Energy (9.4%):
Antero Midstream Corp. .................................................. 20,427 367,686
APA Corp. ............................................................ 3,313 69,639
Archrock, Inc. ......................................................... 2,257 59,224
Ardmore Shipping Corp. .................................................. 3,755 36,761
Berry Corp. ........................................................... 12,563 40,327
Coterra Energy, Inc. ..................................................... 5,294 152,997
Crescent Energy Co. , Class A .............................................. 5,839 65,630
DHT Holdings, Inc. ..................................................... 7,957 83,548
Exxon Mobil Corp. ..................................................... 1,347 160,199
Golar LNG Ltd. ........................................................ 1,423 54,060
Helmerich & Payne, Inc. .................................................. 1,113 29,071
Kinder Morgan, Inc. ..................................................... 16,352 466,522
Kinetik Holdings, Inc. ................................................... 2,226 115,618
Kodiak Gas Services, Inc. ................................................. 3,092 115,332
Murphy Oil Corp. ...................................................... 1,339 38,028
Noble Corp. PLC ....................................................... 1,335 31,639
Nordic American Tankers Ltd. .............................................. 23,202 57,077
Northern Oil & Gas, Inc. .................................................. 1,994 60,279
ONEOK, Inc. .......................................................... 3,689 366,023
Riley Exploration Permian, Inc. ............................................. 1,924 56,123
SandRidge Energy, Inc. .................................................. 3,699 42,243
Scorpio Tankers, Inc. .................................................... 543 20,406
SFL Corp. Ltd. ......................................................... 7,710 63,222
Sitio Royalties Corp. , Class A .............................................. 4,176 82,977
Solaris Energy Infrastructure, Inc. ........................................... 2,622 57,055
VAALCO Energy, Inc. ................................................... 7,093 26,670
Vitesse Energy, Inc. ..................................................... 3,593 88,352
2,806,708
Financials (17.7%):
Artisan Partners Asset Management, Inc. , Class A ................................ 2,138 83,596
Banco Latinoamericano de Comercio Exterior SA , Class E ......................... 3,094 113,240
Central Pacific Financial Corp. ............................................. 3,765 101,806
Citizens Financial Group, Inc. .............................................. 4,546 186,250
Compass Diversified Holdings ............................................. 4,162 77,704
CVB Financial Corp. .................................................... 4,512 83,291
Dime Community Bancshares, Inc. .......................................... 2,462 68,641
Fidelity National Financial, Inc. ............................................ 3,170 206,304
Fifth Third Bancorp ..................................................... 3,211 125,871
First Hawaiian, Inc. ..................................................... 9,590 234,380
First Horizon Corp. ..................................................... 10,914 211,950
First Interstate BancSystem, Inc. , Class A ...................................... 2,580 73,917
HA Sustainable Infrastructure Capital, Inc. ..................................... 1,800 52,632
Hanmi Financial Corp. ................................................... 3,940 89,280
Heritage Financial Corp. .................................................. 3,572 86,907
Hope Bancorp, Inc. ..................................................... 6,308 66,045
Huntington Bancshares, Inc. ............................................... 15,505 232,730
Invesco Ltd. ........................................................... 10,703 162,364
Janus Henderson Group PLC .............................................. 7,141 258,147
Lazard, Inc. ........................................................... 3,759 162,765
Moelis & Co. , Class A ................................................... 1,031 60,169
Northern Trust Corp. .................................................... 2,052 202,430
Northwest Bancshares, Inc. ................................................ 7,591 91,244
OneMain Holdings, Inc. .................................................. 4,251 207,789
Peoples Bancorp, Inc. .................................................... 3,177 94,230
Prudential Financial, Inc. ................................................. 2,281 254,742
Regions Financial Corp. .................................................. 9,507 206,587
Safety Insurance Group, Inc. ............................................... 1,351 106,567
Simmons First National Corp. , Class A ....................................... 3,682 75,591
Southside Bancshares, Inc. ................................................ 2,518 72,921
Synovus Financial Corp. .................................................. 2,173 101,566

Victory Portfolios II
VictoryShares Hedged Equity Income ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
T. Rowe Price Group, Inc. ................................................. 2,253 $ 206,983
The Bank of NT Butterfield & Son Ltd. ....................................... 2,861 111,350
The PNC Financial Services Group, Inc. ...................................... 1,050 184,558
The Western Union Co. ................................................... 21,608 228,613
Truist Financial Corp. .................................................... 5,204 214,145
United Bankshares, Inc. .................................................. 2,282 79,117
Zions Bancorp NA ...................................................... 1,621 80,823
5,257,245
Health Care (8.3%):
AbbVie, Inc. .......................................................... 881 184,587
Amgen, Inc. ........................................................... 194 60,441
Baxter International, Inc. ................................................. 3,238 110,837
Bristol-Myers Squibb Co. ................................................. 4,137 252,316
CVS Health Corp. ...................................................... 2,979 201,827
Embecta Corp. ......................................................... 2,631 33,545
Gilead Sciences, Inc. .................................................... 2,972 333,013
Johnson & Johnson ..................................................... 1,145 189,887
Medtronic PLC ........................................................ 2,391 214,855
Organon & Co. ........................................................ 8,937 133,072
Perrigo Co. PLC ....................................................... 5,961 167,146
Pfizer, Inc. ............................................................ 7,810 197,905
Premier, Inc. , Class A .................................................... 12,441 239,863
Viatris, Inc. ........................................................... 17,672 153,923
2,473,217
Industrials (3.7%):
Costamare, Inc. ........................................................ 3,199 31,478
CSG Systems International, Inc. ............................................ 807 48,799
Deluxe Corp. .......................................................... 3,694 58,402
Douglas Dynamics, Inc. .................................................. 2,487 57,773
Genco Shipping & Trading Ltd. ............................................. 5,017 67,027
Golden Ocean Group Ltd. ................................................. 6,087 48,574
Kennametal, Inc. ....................................................... 2,111 44,965
ManpowerGroup, Inc. ................................................... 3,182 184,174
MillerKnoll, Inc. ....................................................... 1,171 22,413
MSC Industrial Direct Co., Inc. ............................................. 2,715 210,874
Pitney Bowes, Inc. ...................................................... 3,796 34,354
Resources Connection, Inc. ................................................ 7,832 51,221
Steelcase, Inc. , Class A ................................................... 2,715 29,757
Trinity Industries, Inc. ................................................... 1,541 43,241
United Parcel Service, Inc. , Class B .......................................... 1,581 173,894
1,106,946
Information Technology (1.0%):
Cisco Systems, Inc. ..................................................... 3,405 210,122
HP, Inc. .............................................................. 2,617 72,465
282,587
Materials (4.9%):
Amcor PLC ........................................................... 24,292 235,632
Ardagh Metal Packaging SA ............................................... 21,966 66,337
Dow, Inc. ............................................................ 5,724 199,882
Eastman Chemical Co. ................................................... 1,351 119,037
FMC Corp. ........................................................... 718 30,292
Greif, Inc. , Class A ...................................................... 991 54,495
Huntsman Corp. ........................................................ 2,739 43,249
Kaiser Aluminum Corp. .................................................. 830 50,315
LyondellBasell Industries NV , Class A ........................................ 3,304 232,602
Myers Industries, Inc. .................................................... 3,811 45,465
Ramaco Resources, Inc. , Class A ............................................ 3,250 26,747
Ryerson Holding Corp. ................................................... 1,698 38,986
Sonoco Products Co. .................................................... 5,528 261,143
SunCoke Energy, Inc. .................................................... 6,658 61,254
1,465,436

Victory Portfolios II
VictoryShares Hedged Equity Income ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Security Description Shares . Value
Utilities (21.6%):
Alliant Energy Corp. .................................................... 4,020 $ 258,687
American Electric Power Co., Inc. ........................................... 2,601 284,211
American States Water Co. ................................................ 340 26,751
Avista Corp. .......................................................... 3,065 128,332
Black Hills Corp. ....................................................... 2,100 127,365
Clearway Energy, Inc. , Class C ............................................. 6,516 197,239
CMS Energy Corp. ...................................................... 2,464 185,071
Consolidated Edison, Inc. ................................................. 2,376 262,762
Dominion Energy, Inc. ................................................... 4,269 239,363
DTE Energy Co. ....................................................... 1,576 217,913
Duke Energy Corp. ...................................................... 3,082 375,912
Edison International ..................................................... 3,653 215,235
Entergy Corp. ......................................................... 5,244 448,310
Evergy, Inc. ........................................................... 5,504 379,501
Exelon Corp. .......................................................... 4,714 217,221
Middlesex Water Co. .................................................... 469 30,063
National Fuel Gas Co. ................................................... 3,591 284,371
New Jersey Resources Corp. ............................................... 2,492 122,257
NiSource, Inc. ......................................................... 7,241 290,292
Northwest Natural Holding Co. ............................................. 2,464 105,262
Northwestern Energy Group, Inc. ........................................... 2,487 143,923
OGE Energy Corp. ...................................................... 8,205 377,102
ONE Gas, Inc. ......................................................... 1,512 114,292
Otter Tail Corp. ........................................................ 359 28,853
Pinnacle West Capital Corp. ............................................... 3,342 318,325
Portland General Electric Co. .............................................. 2,829 126,173
PPL Corp. ............................................................ 7,574 273,497
SJW Group ........................................................... 537 29,369
Southwest Gas Holdings, Inc. .............................................. 1,061 76,180
Spire, Inc. ............................................................ 2,121 165,968
TXNM Energy, Inc. ..................................................... 2,630 140,652
UGI Corp. ............................................................ 7,231 239,129
6,429,581
Total Common Stocks (Cost $27,320,218) 27,636,954
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .26% (b) ........ 10,140 10,140
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .27% (b) ............ 10,140 10,140
Invesco Government & Agency Portfolio, Institutional Shares , 4 .30% (b) ............... 10,140 10,140
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .27% (b) . 10,140 10,140
Total Collateral for Securities Loaned (Cost $40,560) 40,560
Total Investments (Cost $27,360,778) — 92.9% 27,677,514
Other assets in excess of liabilities — 7.1% 2,111,927
NET ASSETS - 100.00% $ 29,789,441
At March 31, 2025, the Fund's investments in foreign securities were 5.3% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on March 31, 2025.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
NASDAQ 100 E-Mini Futures ......... 86 6/20/25 $ 34,229,703 $ 33,435,940 $ (793,763)

Victory Portfolios II
VictoryShares Hedged Equity Income ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2025
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini Russell 2000 Index Futures ...... 118 6/20/25 $ 12,153,671 $ 11,959,890 $ 193,781
E-Mini S&P 500 Futures .............. 108 6/20/25 30,725,900 30,527,550 198,350
$ 392,131
Total unrealized appreciation $ 392,131
Total unrealized depreciation (793,763)
Total net unrealized appreciation (depreciation) $ (401,632)